UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Austria ETF | EWO | NYSE Arca

•  iShares MSCI Belgium ETF | EWK | NYSE Arca

•  iShares MSCI France ETF | EWQ | NYSE Arca

•  iShares MSCI Netherlands ETF | EWN | NYSE Arca

•  iShares MSCI Sweden ETF | EWD | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	26.12%	(0.01)%	(0.43)%	4.38%	(0.01)%	(2.12)%	53.55%
Fund Market	25.78	1.14	(0.30)	4.44	1.14	(1.49)	54.41
Index	26.34	(0.26)	(0.33)	4.51	(0.26)	(1.66)	55.48

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,261.20	$ 2.86		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	37.1%
Industrials	15.0
Energy	14.6
Utilities	12.5
Materials	11.9
Real Estate	5.0
Information Technology	2.5
Consumer Staples	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Erste Group Bank AG	22.6%
OMV AG	12.4
Verbund AG	10.1
Wienerberger AG	4.6
ANDRITZ AG	4.6
voestalpine AG	4.5
BAWAG Group AG	4.5
Raiffeisen Bank International AG	4.2
CA Immobilien Anlagen AG	3.1
Oesterreichische Post AG	3.1

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2023	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.76%	(4.90)%	(0.65)%	5.48%	(4.90)%	(3.19)%	70.53%
Fund Market	17.07	(4.09)	(0.50)	5.55	(4.09)	(2.45)	71.67
Index	15.13	(6.59)	(1.82)	4.88	(6.59)	(8.79)	61.06

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,167.60	$ 2.74		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	24.5%
Financials	21.6
Health Care	17.9
Materials	10.4
Real Estate	10.1
Industrials	3.4
Information Technology	2.9
Consumer Discretionary	2.7
Utilities	2.5
Energy	2.2
Communication Services	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Anheuser-Busch InBev SA/NV	23.2%
Argenx SE	10.7
KBC Group NV	10.0
UCB SA	4.8
Solvay SA	4.4
Groupe Bruxelles Lambert NV	4.3
Ageas SA/NV	4.0
Umicore SA	3.8
Warehouses De Pauw CVA	2.7
D’ieteren Group	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	24.13%	6.23%	5.58%	7.25%	6.23%	31.21%	101.29%
Fund Market	23.66	6.80	5.72	7.29	6.80	32.07	102.11
Index	24.15	4.79	5.23	7.05	4.79	29.03	97.68

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,241.30	$ 2.83		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	22.0%
Consumer Discretionary	20.9
Financials	10.3
Consumer Staples	10.3
Health Care	9.9
Energy	8.3
Information Technology	6.1
Materials	5.7
Communication Services	2.9
Utilities	2.5
Real Estate	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

LVMH Moet Hennessy Louis Vuitton SE	12.4%
TotalEnergies SE	8.3
Sanofi	5.8
L’Oreal SA	5.1
Schneider Electric SE	4.7
Air Liquide SA	4.5
BNP Paribas SA	4.2
Airbus SE	4.2
Vinci SA	3.3
AXA SA	3.2

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Fund Summary as of February 28, 2023	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	19.52%	(4.13)%	6.80%	9.26%	(4.13)%	38.98%	142.51%
Fund Market	19.83	(2.89)	6.95	9.31	(2.89)	39.94	143.64
Index	19.96	(3.63)	7.40	9.66	(3.63)	42.91	151.40

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,195.20	$ 2.78		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	30.2%
Financials	16.6
Industrials	14.2
Consumer Staples	12.3
Consumer Discretionary	10.1
Materials	7.1
Communication Services	4.5
Health Care	2.7
Energy	1.2
Real Estate	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

ASML Holding NV	21.7%
Prosus NV	8.6
ING Groep NV	7.9
Koninklijke Ahold Delhaize NV	4.6
Wolters Kluwer NV	4.5
Adyen NV	4.5
Heineken NV	3.6
Koninklijke DSM NV	3.2
Universal Music Group NV	2.7
ASM International NV	2.5

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	18.04%	(3.66)%	4.58%	4.65%	(3.66)%	25.11%	57.49%
Fund Market	18.09	(3.36)	4.71	4.70	(3.36)	25.90	58.34
Index	18.07	(4.84)	4.22	4.17	(4.84)	22.94	50.43

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,180.40	$ 2.81		$ 1,000.00	$ 1,022.20	$ 2.61		0.52%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	40.1%
Financials	31.7
Information Technology	7.3
Consumer Discretionary	7.1
Materials	4.5
Consumer Staples	3.2
Communication Services	2.9
Health Care	1.7
Real Estate	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Nordea Bank Abp	8.1%
Investor AB, Class B	6.8
Atlas Copco AB, Class A	6.1
Volvo AB, Class B	5.8
Assa Abloy AB, Class B	4.7
Evolution AB	4.3
Sandvik AB	4.2
Hexagon AB, Class B	4.2
Skandinaviska Enskilda Banken AB, Class A	3.9
Swedbank AB, Class A	3.6

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 3.1%
Oesterreichische Post AG(a)	42,525	$1,502,288

Banks — 30.7%
BAWAG Group AG(b)	34,610	2,154,341
Erste Group Bank AG	279,150	10,957,473
Raiffeisen Bank International AG(c)	121,320	2,025,491

		15,137,305

Chemicals — 2.8%
Lenzing AG(a)	17,911	1,358,769

Commercial Services & Supplies — 2.4%
DO & CO AG(a)(c)	10,388	1,178,408

Construction & Engineering — 1.5%
Porr AG	48,695	721,066

Construction Materials — 4.5%
Wienerberger AG	71,445	2,220,962

Electric Utilities — 12.3%
EVNAG	54,410	1,192,800
Verbund AG	56,379	4,875,792

		6,068,592

Electronic Equipment, Instruments & Components — 2.4%
AT&S Austria Technologie & Systemtechnik AG(a)	36,456	1,202,797

Energy Equipment & Services — 2.2%
Schoeller-Bleckmann Oilfield Equipment AG	15,298	1,105,084

Food Products — 1.4%
Agrana Beteiligungs AG	37,394	672,378

Insurance — 5.7%
UNIQA Insurance Group AG(a)	163,735	1,393,788
Vienna Insurance Group AG Wiener Versicherung Gruppe	50,701	1,417,426

		2,811,214

Machinery — 7.8%
ANDRITZ AG	35,861	2,212,919
Palfinger AG	28,324	941,665
Semperit AG Holding(a)	29,306	701,909

		3,856,493

Security	Shares	Value

Metals & Mining — 4.4%
voestalpine AG	59,246	$2,188,255

Oil, Gas & Consumable Fuels — 12.1%
OMV AG	122,737	5,978,209

Real Estate Management & Development — 4.9%
CA Immobilien Anlagen AG	53,245	1,518,418
IMMOFINANZ AG(c)	67,990	885,082

		2,403,500

Total Long-Term Investments — 98.2% (Cost: $55,371,342)		48,405,320

Short-Term Securities

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	5,212,045	5,215,172
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	20,000	20,000

Total Short-Term Securities — 10.6% (Cost: $5,232,935)		5,235,172

Total Investments — 108.8% (Cost: $60,604,277)		53,640,492

Liabilities in Excess of Other Assets — (8.8)%		(4,330,893)

Net Assets — 100.0%		$ 49,309,599

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,916,168	$3,296,686	(a)	$—		$1,035	$1,283	$5,215,172	5,212,045	$93,240	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		0	(a)	—	—	20,000	20,000	672		—

						$1,035	$1,283	$5,235,172		$93,912		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	20	03/17/23	$896	$53,246

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$53,246	$—	$—	$—	$53,246

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$109,722	$—	$—	$—	$109,722

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$47,777	$—	$—	$—	$47,777

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$866,453

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Austria ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,895,732	$45,509,588	$—	$48,405,320
Short-Term Securities
Money Market Funds	5,235,172	—	—	5,235,172

	$8,130,904	$45,509,588	$—	$53,640,492

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$53,246	$—	$53,246

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
bpost SA	17,440	$93,079

Banks — 11.1%
KBC Ancora	5,230	270,596
KBC Group NV	31,734	2,369,755

		2,640,351

Beverages — 23.0%
Anheuser-Busch InBev SA/NV	90,361	5,481,166

Biotechnology — 11.6%
Argenx SE(a)	6,912	2,516,003
Galapagos NV(a)	6,439	239,168

		2,755,171

Chemicals — 9.3%
Recticel SA	7,237	131,049
Solvay SA	9,153	1,045,528
Tessenderlo Group SA(a)	4,375	146,903
Umicore SA	26,820	893,873

		2,217,353

Construction & Engineering — 3.0%
Ackermans & van Haaren NV	3,181	538,302
Deme Group NV(a)	1,297	163,204

		701,506

Distributors — 2.6%
D’ieteren Group	3,250	629,891

Diversified Financial Services — 6.4%
Groupe Bruxelles Lambert NV	11,990	1,006,512
Sofina SA	2,086	519,673

		1,526,185

Diversified Telecommunication Services — 0.8%
Proximus SADP	21,539	198,350

Electric Utilities — 2.4%
Elia Group SA/NV	4,412	581,185

Electronic Equipment, Instruments & Components — 1.2%
Barco NV	10,210	290,590

Entertainment — 0.5%
Kinepolis Group NV(a)(b)	2,451	107,478

Equity Real Estate Investment Trusts (REITs) — 8.3%
Aedifica SA	5,301	448,060
Cofinimmo SA	4,128	380,400
Intervest Offices & Warehouses NV	3,960	83,770
Montea NV	1,848	151,954
Retail Estates NV	1,762	129,400
Warehouses De Pauw CVA	21,096	643,809
Xior Student Housing NV	3,892	130,034

		1,967,427

Food & Staples Retailing — 0.9%
Etablissements Franz Colruyt NV	7,794	210,923

Health Care Equipment & Supplies — 0.4%
Ion Beam Applications	4,599	89,796

Security	Shares	Value

Health Care Providers & Services — 0.7%
Fagron	10,903	$176,284

Health Care Technology — 0.3%
AGFA-Gevaert NV(a)	26,103	77,149

Insurance — 4.0%
Ageas SA/NV	21,013	948,297

IT Services — 0.3%
Econocom Group SA/NV	21,987	71,190

Media — 0.5%
Telenet Group Holding NV	7,362	113,795

Metals & Mining — 1.0%
Bekaert SA	5,517	243,427

Oil, Gas & Consumable Fuels — 2.2%
Euronav NV	24,592	450,337
Exmar NV	7,201	63,268

		513,605

Personal Products — 0.4%
Ontex Group NV(a)	12,870	101,902

Pharmaceuticals — 4.8%
Mithra Pharmaceuticals SA(a)(b)	4,639	11,792
UCB SA	13,086	1,124,980

		1,136,772

Real Estate Management & Development — 1.8%
Immobel SA(b)	1,125	63,255
Shurgard Self Storage SA	3,959	193,706
VGP NV	1,894	169,881

		426,842

Semiconductors & Semiconductor Equipment — 1.3%
Melexis NV	2,912	314,978

Total Long-Term Investments — 99.2% (Cost: $29,530,342)		23,614,692

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(c)(d)(e)	142,560	142,646

Total Short-Term Securities — 0.6% (Cost: $142,641)		142,646

Total Investments — 99.8% (Cost: $29,672,983)		23,757,338

Other Assets Less Liabilities — 0.2%		50,769

Net Assets — 100.0%		$ 23,808,107

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Belgium ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$26,013	$116,650	(a)	$—		$(8)	$(9)	$142,646	142,560	$2,178	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	21		—

						$(8)	$(9)	$142,646		$2,199		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/17/23	$179	$7,074

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,074	$—	$—	$—	$7,074

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$36,875	$—	$—	$—	$36,875

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,279	$—	$—	$—	$2,279

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$194,203

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$173,566	$23,441,126	$—	$23,614,692
Short-Term Securities
Money Market Funds	142,646	—	—	142,646

	$316,212	$23,441,126	$—	$23,757,338

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$7,074	$—	$7,074

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.8%
Airbus SE	330,435	$43,277,233
Dassault Aviation SA	13,864	2,383,369
Safran SA	191,108	26,984,702
Thales SA	59,571	8,328,255

		80,973,559

Auto Components — 1.4%
Cie. Generale des Etablissements Michelin SCA	378,737	11,898,416
Valeo	115,747	2,404,614

		14,303,030

Automobiles — 0.5%
Renault SA(a)	107,310	4,802,858

Banks — 6.2%
BNP Paribas SA	620,954	43,411,600
Credit Agricole SA	680,275	8,290,865
Societe Generale SA	450,741	12,990,151

		64,692,616

Beverages — 2.5%
Pernod Ricard SA	115,404	24,074,568
Remy Cointreau SA	12,879	2,260,858

		26,335,426

Building Products — 1.6%
Cie. de Saint-Gobain	275,818	16,389,831

Capital Markets — 0.6%
Amundi SA(b)	34,242	2,252,204
Euronext NV(b)	48,005	3,501,482

		5,753,686

Chemicals — 4.8%
Air Liquide SA	292,562	46,481,188
Arkema SA	33,557	3,401,977

		49,883,165

Construction & Engineering — 4.2%
Bouygues SA	127,252	4,305,789
Eiffage SA	46,564	5,110,356
Vinci SA	300,829	34,206,611

		43,622,756

Diversified Financial Services — 0.3%
Eurazeo SE	24,476	1,646,995
Wendel SE	14,841	1,683,139

		3,330,134

Diversified Telecommunication Services — 1.2%
Orange SA	1,114,350	12,721,744

Electrical Equipment — 6.0%
Legrand SA	148,956	13,758,643
Schneider Electric SE	303,260	48,660,206

		62,418,849

Entertainment — 0.3%
Bollore SE	495,999	2,770,624

Equity Real Estate Investment Trusts (REITs) — 1.1%
Covivio	26,509	1,697,767
Gecina SA	25,728	2,959,998
Klepierre SA	120,726	3,010,866
Unibail-Rodamco-Westfield(a)(c)	65,975	4,168,797

		11,837,428

Security	Shares	Value

Food & Staples Retailing — 0.6%
Carrefour SA	332,377	$6,570,912

Food Products — 1.9%
Danone SA	358,408	20,146,942

Health Care Equipment & Supplies — 2.9%
BioMerieux	23,328	2,284,289
EssilorLuxottica SA	162,583	28,184,313

		30,468,602

Hotels, Restaurants & Leisure — 1.0%
Accor SA(a)	95,943	3,184,281
La Francaise des Jeux SAEM(b)	58,880	2,324,140
Sodexo SA	49,498	4,584,391

		10,092,812

Household Durables — 0.2%
SEB SA	13,959	1,610,270

Insurance — 3.2%
AXA SA	1,051,408	33,131,404

IT Services — 2.9%
Capgemini SE	91,429	17,146,235
Edenred	139,337	7,842,755
Worldline SA/France(a)(b)	133,155	5,546,231

		30,535,221

Life Sciences Tools & Services — 1.0%
Eurofins Scientific SE(c)	75,215	5,242,079
Sartorius Stedim Biotech	15,417	5,021,264

		10,263,343

Machinery — 0.5%
Alstom SA	177,862	5,219,931

Media — 1.4%
Publicis Groupe SA	127,731	10,140,199
Vivendi SE	403,516	4,152,454

		14,292,653

Metals & Mining — 0.9%
ArcelorMittal SA	294,538	8,838,907

Multi-Utilities — 2.5%
Engie SA	1,019,659	14,880,262
Veolia Environnement SA	371,773	11,095,306

		25,975,568

Oil, Gas & Consumable Fuels — 8.3%
TotalEnergies SE	1,390,805	85,818,436

Personal Products — 5.2%
L’Oreal SA	135,006	53,364,200

Pharmaceuticals — 6.0%
Ipsen SA	21,165	2,418,282
Sanofi	637,635	59,617,753

		62,036,035

Professional Services — 1.3%
Bureau Veritas SA	164,545	4,700,482
Teleperformance	33,049	8,579,110

		13,279,592

Semiconductors & Semiconductor Equipment — 1.8%
STMicroelectronics NV	381,556	18,277,135

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 1.4%
Dassault Systemes SE	372,105	$14,359,596

Textiles, Apparel & Luxury Goods — 17.9%
Hermes International	17,705	32,048,397
Kering SA	41,870	24,549,245
LVMH Moet Hennessy Louis Vuitton SE	154,717	128,620,307

		185,217,949

Transportation Infrastructure — 0.6%
Aeroports de Paris(a)	16,630	2,409,545
Getlink SE	246,341	4,137,256

		6,546,801

Total Long-Term Investments — 100.0% (Cost: $1,001,661,733)		1,035,882,015

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	5,489,452	5,492,746

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	8,080,000	$8,080,000

Total Short-Term Securities — 1.3% (Cost: $13,572,314)		13,572,746

Total Investments — 101.3% (Cost: $1,015,234,047)		1,049,454,761

Liabilities in Excess of Other Assets — (1.3)%		(13,810,900)

Net Assets — 100.0%		$1,035,643,861

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,434,800	$3,057,049	(a)	$—	$1,608	$(711)	$5,492,746	5,489,452	$4,298	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,730,000	350,000	(a)	—	—	—	8,080,000	8,080,000	144,449		9

					$1,608	$(711)	$13,572,746		$148,747		$9

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CAC 40 10 Euro Index	3	03/17/23	$230	$724

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$724	$—	$—	$—	$724

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$121,866	$—	$—	$—	$121,866

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$29,707	$—	$—	$—	$29,707

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$433,728

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,035,882,015	$—	$1,035,882,015
Short-Term Securities
Money Market Funds	13,572,746	—	—	13,572,746

	$13,572,746	$1,035,882,015	$—	$1,049,454,761

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$724	$—	$724

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
InPost SA(a)	192,250	$1,590,928
PostNL NV	523,817	914,408

		2,505,336

Banks — 9.3%
ABN AMRO Bank NV, CVA(b)	231,066	4,077,430
ING Groep NV(a)	1,629,417	22,803,879

		26,881,309

Beverages — 6.8%
Coca-Cola Europacific Partners PLC	96,391	5,301,505
Heineken Holding NV	44,316	3,791,191
Heineken NV	102,588	10,456,640

		19,549,336

Biotechnology — 0.3%
Pharming Group NV(a)	859,010	1,039,810

Capital Markets — 1.4%
Allfunds Group PLC	186,108	1,621,032
Flow Trades Ltd., NVS	45,034	1,092,688
Van Lanschot Kempen NV	42,281	1,233,248

		3,946,968

Chemicals — 6.7%
Akzo Nobel NV	83,661	6,120,208
Corbion NV	46,880	1,761,247
Koninklijke DSM NV	75,761	9,336,028
OCI NV	61,204	2,033,055

		19,250,538

Construction & Engineering — 0.8%
Fugro NV(a)	95,253	1,199,148
Koninklijke BAM Groep NV(a)	422,579	1,080,142

		2,279,290

Distributors — 0.1%
B&S Group Sarl(b)	47,344	202,306

Diversified Financial Services — 1.5%
EXOR NV, NVS(a)	52,466	4,329,197
SNS Real NV(c)(d)	63,320	1

		4,329,198

Diversified Telecommunication Services — 1.8%
Koninklijke KPN NV	1,560,313	5,348,765

Electrical Equipment — 1.9%
Alfen Beheer BV(a)(b)	16,190	1,302,268
Signify NV(b)	73,475	2,545,912
TKH Group NV	34,309	1,582,274

		5,430,454

Energy Equipment & Services — 0.5%
SBM Offshore NV	100,544	1,471,323

Entertainment — 2.7%
Universal Music Group NV	326,523	7,693,319

Equity Real Estate Investment Trusts (REITs) — 1.1%
Eurocommercial Properties NV	47,698	1,177,457
NSI NV	31,982	786,486
Vastned Retail NV	16,693	394,616
Wereldhave NV	51,380	817,890

		3,176,449

Security	Shares	Value

Food & Staples Retailing — 4.8%
Koninklijke Ahold Delhaize NV	420,344	$13,346,708
Sligro Food Group NV	34,924	588,070

		13,934,778

Food Products — 0.6%
JDE Peet’s NV	64,257	1,891,537

Health Care Equipment & Supplies — 2.3%
Koninklijke Philips NV	404,157	6,598,584

Hotels, Restaurants & Leisure — 0.6%
Basic-Fit NV(a)(b)(d)	47,733	1,672,508

Insurance — 4.4%
Aegon NV	857,466	4,461,598
ASR Nederland NV	70,180	3,193,951
NN Group NV	128,088	5,184,561

		12,840,110

Internet & Direct Marketing Retail — 9.3%
Just Eat Takeaway.com NV(a)(b)	105,364	2,291,698
Prosus NV	345,376	24,759,720

		27,051,418

IT Services — 4.4%
Adyen NV(a)(b)	9,090	12,884,433

Machinery — 1.1%
Aalberts NV	57,655	2,802,691
Ebusco Holding NV(a)(d)	23,877	328,975

		3,131,666

Metals & Mining — 0.5%
AMG Advanced Metallurgical Group NV	34,828	1,371,345

Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	57,431	1,832,222

Professional Services — 6.6%
Arcadis NV	48,129	1,990,208
Brunel International NV	32,519	402,046
Randstad NV	61,377	3,766,103
Wolters Kluwer NV	111,307	12,885,737

		19,044,094

Semiconductors & Semiconductor Equipment — 25.4%
ASM International NV	21,448	7,310,892
ASML Holding NV	101,837	62,767,865
BE Semiconductor Industries NV	41,895	3,233,936

		73,312,693

Software — 0.4%
CM.Com NV(a)(d)	20,831	201,999
TomTom NV(a)	112,301	865,060

		1,067,059

Specialty Retail — 0.1%
Fastned BV(a)(d)	6,898	250,858

Trading Companies & Distributors — 3.0%
AerCap Holdings NV(a)	68,652	4,286,631
IMCD NV	27,979	4,428,825

		8,715,456

Total Long-Term Investments — 99.9% (Cost: $346,341,853)		288,703,162

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	2,463,517	$2,464,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	190,000	190,000

Total Short-Term Securities — 0.9% (Cost: $2,654,272)		2,654,995

Total Investments — 100.8% (Cost: $348,996,125)		291,358,157

Liabilities in Excess of Other Assets — (0.8)%		(2,364,981)

Net Assets — 100.0%		$288,993,176

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,283,583	$—		$(833,320	)(a)	$15,738	$(1,006)	$2,464,995	2,463,517	$137,384	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	170,000	(a)	—		—	—	190,000	190,000	3,791		—

						$15,738	$(1,006)	$2,654,995		$141,175		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	03/17/23	$224	$1,992

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,992	$—	$—	$—	$1,992

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Netherlands ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$36,602	$—	$—	$—	$36,602

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$91,280	$—	$—	$—	$91,280

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$300,261

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,652,302	$276,050,859	$1	$288,703,162
Short-Term Securities
Money Market Funds	2,654,995	—	—	2,654,995

	$15,307,297	$276,050,859	$1	$291,358,157

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,992	$—	$1,992

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.5%
Volvo Car AB, Class B(a)(b)	306,315	$1,444,218

Banks — 17.9%
Nordea Bank Abp	1,699,682	21,538,755
Skandinaviska Enskilda Banken AB, Class A	830,202	10,387,067
Svenska Handelsbanken AB, Class A	749,117	7,945,855
Swedbank AB, Class A	465,266	9,506,559

		49,378,236

Biotechnology — 0.7%
Swedish Orphan Biovitrum AB(a)	86,929	2,002,600

Building Products — 7.5%
Assa Abloy AB, Class B	514,942	12,530,473
Nibe Industrier AB, Class B	778,604	8,050,549

		20,581,022

Capital Markets — 1.5%
EQTAB	182,647	4,084,794

Commercial Services & Supplies — 0.8%
Securitas AB, Class B	252,634	2,175,573

Communications Equipment — 3.0%
Telefonaktiebolaget LM Ericsson, Class B	1,499,488	8,303,564

Construction & Engineering — 1.1%
Skanska AB, Class B	175,178	3,183,686

Diversified Financial Services — 11.3%
Industrivarden AB, Class A	67,085	1,844,001
Industrivarden AB, Class C	78,992	2,165,696
Investor AB, Class A	256,191	5,251,623
Investor AB, Class B	936,040	18,080,890
Kinnevik AB, Class B(a)	124,967	1,858,493
L E Lundbergforetagen AB, Class B	39,110	1,814,441

		31,015,144

Diversified Telecommunication Services — 1.3%
Telia Co. AB	1,365,755	3,526,903

Electronic Equipment, Instruments & Components — 4.0%
Hexagon AB, Class B	999,996	11,082,528

Entertainment — 0.6%
Embracer Group AB(a)(b)	334,532	1,612,615

Health Care Equipment & Supplies — 0.9%
Getinge AB, Class B	117,535	2,526,203

Hotels, Restaurants & Leisure — 4.1%
Evolution AB(c)	93,939	11,335,303

Household Durables — 0.5%
Electrolux AB, Class B(b)	113,153	1,369,234

Household Products — 3.1%
Essity AB, Class B	312,851	8,438,403

Industrial Conglomerates — 1.4%
Investment AB Latour, Class B	76,117	1,574,760
Lifco AB, Class B	119,730	2,391,848

		3,966,608

Security	Shares	Value

Machinery — 28.0%
Alfa Laval AB	149,066	$4,903,197
Atlas Copco AB, Class A	1,379,993	16,383,581
Atlas Copco AB, Class B	801,871	8,447,305
Epiroc AB, Class A	338,865	6,512,260
Epiroc AB, Class B	200,194	3,293,574
Husqvarna AB, Class B	215,697	1,909,791
Indutrade AB	140,227	2,982,688
Sandvik AB	547,787	11,269,028
SKF AB, Class B	196,874	3,739,251
Volvo AB, Class A	102,735	2,138,719
Volvo AB, Class B	775,288	15,512,834

		77,092,228
Metals & Mining — 2.1%
Boliden AB	140,520	5,752,453

Paper & Forest Products — 2.3%
Holmen AB, Class B	48,368	1,952,962
Svenska Cellulosa AB SCA, Class B	311,781	4,351,027

		6,303,989
Real Estate Management & Development — 1.5%
Fastighets AB Balder, Class B(a)	324,401	1,604,768
Sagax AB, Class B	98,300	2,418,299

		4,023,067

Specialty Retail — 1.7%
H & M Hennes & Mauritz AB, Class B	375,014	4,725,321

Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	291,622	2,680,531

Total Long-Term Investments — 96.8% (Cost: $348,071,283)		266,604,223

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	3,251,548	3,253,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	5,940,000	5,940,000

Total Short-Term Securities — 3.3% (Cost: $9,191,996)		9,193,499

Total Investments — 100.1% (Cost: $357,263,279)		275,797,722

Liabilities in Excess of Other Assets — (0.1)%		(271,550)

Net Assets — 100.0%		$275,526,172

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,748,937	$—		$(6,501,059	)(a)	$7,824	$(2,203)	$3,253,499	3,251,548	$68,519	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,850,000	90,000	(a)	—		—	—	5,940,000	5,940,000	107,073		6

						$7,824	$(2,203)	$9,193,499		$175,592		$6

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMXS30 Index	421	03/17/23	$8,945	$(77,292)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	19,891,270	USD	1,940,829	Standard Chartered Bank	03/17/23	$(39,173)
USD	2,444,693	EUR	2,301,364	Standard Chartered Bank	03/17/23	8,346

						(30,827)

						$(30,827)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$8,346	$—	$—	$8,346

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Sweden ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$77,292	$—	$—	$—	$77,292
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$39,173	$—	$—	$39,173

	$—	$—	$77,292	$39,173	$—	$—	$116,465

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$942,224	$—	$—	$—	$942,224
Forward foreign currency exchange contracts	—	—	—	(43,917)	—	—	(43,917)

	$—	$—	$942,224	$(43,917)	$—	$—	$898,307

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$455,228	$—	$—	$—	$455,228
Forward foreign currency exchange contracts	—	—	—	(33,786)	—	—	(33,786)

	$—	$—	$455,228	$(33,786)	$—	$—	$421,442

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,907,784
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$1,913,446
Average amounts sold — in USD	$2,390,362

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$77,292
Forward foreign currency exchange contracts	8,346	39,173

Total derivative assets and liabilities in the Statement of Assets and Liabilities	8,346	116,465
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(77,292)

Total derivative assets and liabilities subject to an MNA	8,346	39,173

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Sweden ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)

Standard Chartered Bank	$30,827	$—		$—	$—	$30,827

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$266,604,223	$—	$266,604,223
Short-Term Securities
Money Market Funds	9,193,499	—	—	9,193,499

	$9,193,499	$266,604,223	$—	$275,797,722

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$8,346	$—	$8,346
Liabilities
Equity Contracts	—	(77,292)	—	(77,292)
Foreign Currency Exchange Contracts	—	(39,173)	—	(39,173)

	$—	$(108,119)	$—	(108,119)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$48,405,320	$23,614,692	$1,035,882,015	$288,703,162
Investments, at value — affiliated(c)	5,235,172	142,646	13,572,746	2,654,995
Cash	2,911	7,901	2,292	381
Foreign currency collateral pledged for futures contracts(d)	69,808	20,096	52,885	30,673
Foreign currency, at value(e)	43,349	45,059	104,654	250,115
Receivables:
Investments sold	1,987,235	146,784	1,148,506	735,045
Securities lending income — affiliated	36,326	458	1,286	18,057
Dividends — unaffiliated	—	9,001	66,129	—
Dividends — affiliated	64	19	30,049	908
Tax reclaims	675,726	158,867	1,007,767	—

Total assets	56,455,911	24,145,523	1,051,868,329	292,393,336

LIABILITIES
Collateral on securities loaned, at value	5,216,250	142,659	5,491,465	2,455,806
Payables:
Investments purchased	1,908,141	184,929	1,434,838	822,550
Investment advisory fees	18,462	8,932	402,215	120,449
IRS compliance fee for foreign withholding tax claims	—	—	8,869,981	—
Professional fees	—	—	22,667	—
Variation margin on futures contracts	3,459	896	3,302	1,355

Total liabilities	7,146,312	337,416	16,224,468	3,400,160

NET ASSETS	$49,309,599	$23,808,107	$1,035,643,861	$288,993,176

NET ASSETS CONSIST OF
Paid-in capital	$109,764,481	$51,371,783	$1,091,139,227	$375,174,317
Accumulated loss	(60,454,882)	(27,563,676)	(55,495,366)	(86,181,141)

NET ASSETS	$49,309,599	$23,808,107	$1,035,643,861	$288,993,176

NET ASSETVALUE
Shares outstanding	2,300,000	1,280,000	28,400,000	7,100,000

Net asset value	$21.44	$18.60	$36.47	$40.70

Shares authorized	100 million	136.2 million	340.2 million	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$55,371,342	$29,530,342	$1,001,661,733	$346,341,853
(b) Securities loaned, at value	$4,969,113	$138,961	$5,063,674	$2,318,066
(c) Investments, at cost — affiliated	$5,232,935	$142,641	$13,572,314	$2,654,272
(d) Foreign currency collateral pledged, at cost	$77,105	$20,017	$59,689	$31,545
(e) Foreign currency, at cost	$34,954	$45,578	$99,279	$253,862

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)
February 28, 2023

iShares MSCI Sweden ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$266,604,223
Investments, at value — affiliated(c)	9,193,499
Cash	9,151
Foreign currency collateral pledged for futures contracts(d)	761,846
Foreign currency, at value(e)	273,755
Receivables:
Investments sold	730,835
Securities lending income — affiliated	7,684
Dividends — affiliated	21,566
Tax reclaims	2,102,238
Variation margin on futures contracts	48,882
Foreign withholding tax claims	7,008,421
Unrealized appreciation on forward foreign currency exchange contracts	8,346

Total assets	286,770,446

LIABILITIES
Collateral on securities loaned, at value	3,245,762
Payables:
Investments purchased	670,791
Capital shares redeemed	258,435
Investment advisory fees	112,643
IRS compliance fee for foreign withholding tax claims	6,192,034
Professional fees	725,436
Unrealized depreciation on forward foreign currency exchange contracts	39,173

Total liabilities	11,244,274

NET ASSETS	$275,526,172

NET ASSETS CONSIST OF
Paid-in capital	$464,144,634
Accumulated loss	(188,618,462)

NET ASSETS	$275,526,172

NET ASSETVALUE
Shares outstanding	7,800,000

Net asset value	$35.32

Shares authorized	63.6 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$348,071,283
(b) Securities loaned, at value	$3,044,141
(c) Investments, at cost — affiliated	$9,191,996
(d) Foreign currency collateral pledged, at cost	$819,843
(e) Foreign currency, at cost	$131,423

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

INVESTMENT INCOME
Dividends — unaffiliated	$25,562	$73,664	$5,671,145	$1,377,005
Dividends — affiliated	672	21	144,449	3,791
Interest — unaffiliated	165	—	27	—
Securities lending income — affiliated — net	93,240	2,178	4,298	137,384
Foreign taxes withheld	(3,835)	(10,964)	(6,775)	(133,037)
IRS compliance fee for foreign withholding tax claims	—	—	(127,999)	—

Total investment income	115,804	64,899	5,685,145	1,385,143

EXPENSES
Investment advisory	118,645	40,671	2,312,360	716,885

Total expenses	118,645	40,671	2,312,360	716,885

Net investment income (loss)	(2,841)	24,228	3,372,785	668,258

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,167,587)	(87,793)	(3,834,020)	(6,364,788)
Investments — affiliated	1,035	(8)	1,608	15,738
Capital gain distributions from underlying funds — affiliated	—	—	9	—
Foreign currency transactions	5,615	210	36,134	49,607
Futures contracts	109,722	36,875	121,866	36,602
In-kind redemptions — unaffiliated(a)	(4,242,311)	(1,379,592)	4,688,696	5,057,452

	(6,293,526)	(1,430,308)	1,014,293	(1,205,389)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	15,338,199	3,374,637	197,877,122	48,397,729
Investments — affiliated	1,283	(9)	(711)	(1,006)
Foreign currency translations	37,137	7,890	49,165	16,457
Futures contracts	47,777	2,279	29,707	91,280

	15,424,396	3,384,797	197,955,283	48,504,460

Net realized and unrealized gain	9,130,870	1,954,489	198,969,576	47,299,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,128,029	$1,978,717	$202,342,361	$47,967,329

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

iShares MSCI Sweden ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,668,686
Dividends — affiliated	107,073
Securities lending income — affiliated — net	68,519
Foreign taxes withheld	(249,800)
Foreign withholding tax claims	249,800

Total investment income	1,844,278

EXPENSES
Investment advisory	884,269
Professional	24,980

Total expenses	909,249

Net investment income	935,029

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(170,483)
Investments — affiliated	7,824
Capital gain distributions from underlying funds — affiliated	6
Forward foreign currency exchange contracts	(43,917)
Foreign currency transactions	780,485
Futures contracts	942,224
In-kind redemptions — unaffiliated(a)	(36,938,083)

(35,421,944)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	92,720,593
Investments — affiliated	(2,203)
Forward foreign currency exchange contracts	(33,786)
Foreign currency translations	88,006
Futures contracts	455,228

93,227,838

Net realized and unrealized gain	57,805,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,740,923

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Austria ETF			iShares MSCI Belgium ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,841)		$3,389,447	$24,228	$570,689
Net realized gain (loss)	(6,293,526)		709,852	(1,430,308)	432,153
Net change in unrealized appreciation (depreciation)	15,424,396		(28,065,488)	3,384,797	(7,817,362)

Net increase (decrease) in net assets resulting from operations	9,128,029		(23,966,189)	1,978,717	(6,814,520)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(959,984	)(b)	(3,126,620)	—	(1,236,736)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(21,360,905)		(156,589)	3,984,845	(15,105,822)

NET ASSETS
Total increase (decrease) in net assets	(13,192,860)		(27,249,398)	5,963,562	(23,157,078)
Beginning of period	62,502,459		89,751,857	17,844,545	41,001,623

End of period	$49,309,599		$62,502,459	$23,808,107	$17,844,545

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI France ETF			iShares MSCI Netherlands ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,372,785	$26,695,309	$668,258		$6,763,151
Net realized gain (loss)	1,014,293	(7,808,943)		(1,205,389)	16,107,143
Net change in unrealized appreciation (depreciation)	197,955,283	(191,302,533)	48,504,460		(177,462,432)

Net increase (decrease) in net assets resulting from operations	202,342,361	(172,416,167)	47,967,329		(154,592,138)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,495,103)	(40,550,194)	(1,812,054	)(b)	(5,799,889)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	46,634,597	241,592,781		(63,821,302)	136,616,774

NET ASSETS
Total increase (decrease) in net assets	245,481,855	28,626,420		(17,666,027)	(23,775,253)
Beginning of period	790,162,006	761,535,586	306,659,203		330,434,456

End of period	$1,035,643,861	$790,162,006	$288,993,176		$306,659,203

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares MSCI Sweden ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$935,029		$21,837,279
Net realized gain (loss)	(35,421,944)		15,555,074
Net change in unrealized appreciation (depreciation)	93,227,838		(256,592,446)

Net increase (decrease) in net assets resulting from operations	58,740,923		(219,200,093)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,063,347	)(b)	(35,964,040)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(189,706,345)		10,322,580

NET ASSETS
Total decrease in net assets	(133,028,769)		(244,841,553)
Beginning of period	408,554,941		653,396,494

End of period	$275,526,172		$408,554,941

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$17.36		$25.28	$15.67	$18.89	$22.88	$22.87

Net investment income(a)	(0.00	)(b)	0.97	0.54	0.06	0.48	0.58
Net realized and unrealized gain (loss)(c)	4.49		(8.01)	9.50	(3.16)	(3.69)	0.11

Net increase (decrease) from investment operations	4.49		(7.04)	10.04	(3.10)	(3.21)	0.69

Distributions from net investment income(d)	(0.41	)(e)	(0.88)	(0.43)	(0.12)	(0.78)	(0.68)

Net asset value, end of period	$21.44		$17.36	$25.28	$15.67	$18.89	$22.88

Total Return(f)
Based on net asset value	26.12	%(g)	(28.58)%	64.50%	(16.58)%	(14.07)%	3.03%

Ratios to Average Net Assets(h)
Total expenses	0.51	%(i)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income (loss)	(0.01	)%(i)	4.32%	2.55%	0.32%	2.34%	2.37%

Supplemental Data
Net assets, end of period (000)	$49,310		$62,502	$89,752	$43,104	$54,767	$146,463

Portfolio turnover rate(j)		13%	19%	14%	16%	17%	19%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$15.93		$22.28	$17.76		$18.48	$19.70	$20.59

Net investment income(a)	0.03		0.44	0.31		0.24	0.44	0.50
Net realized and unrealized gain (loss)(b)	2.64		(5.80)	4.64		(0.60)	(1.22)	(0.77)

Net increase (decrease) from investment operations	2.67		(5.36)	4.95		(0.36)	(0.78)	(0.27)

Distributions from net investment income(c)	—		(0.99)		(0.43)	(0.36)	(0.44)	(0.62)

Net asset value, end of period	$18.60		$15.93	$22.28		$17.76	$18.48	$19.70

Total Return(d)
Based on net asset value	16.76	%(e)	(24.77)%	27.96	%(f)	(2.02)%	(3.80)%	(1.34)%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%		0.50%	0.51%	0.49%	0.47%

Net investment income	0.30	%(h)	2.22%		1.52%	1.34%	2.43%	2.40%

Supplemental Data
Net assets, end of period (000)	$23,808		$17,845	$41,002		$32,685	$47,305	$59,903

Portfolio turnover rate(i)		4%	7%		16%	18%	11%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from a settlement of litigation, which impacted the Fund’ total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$29.48		$38.85		$29.30		$29.41	$31.10	$29.64

Net investment income(a)	0.12		1.27	(b)	0.72	(b)	0.32	0.83	0.80
Net realized and unrealized gain (loss)(c)	6.99			(8.65)	9.43		(0.18)	(1.67)	1.40

Net increase (decrease) from investment operations	7.11			(7.38)	10.15		0.14	(0.84)	2.20

Distributions from net investment income(d)		(0.12)		(1.99)		(0.60)	(0.25)	(0.85)	(0.74)

Net asset value, end of period	$36.47		$29.48		$38.85		$29.30	$29.41	$31.10

Total Return(e)
Based on net asset value	24.13	%(f)	(19.71	)%(b)	34.74	%(b)	0.50%	(2.64)%	7.46%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)		0.76%		0.60%	0.51%	0.50%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A			0.50%		0.50%	N/A	N/A	N/A

Net investment income	0.74	%(h)	3.62	%(b)	2.13	%(b)	1.09%	2.84%	2.53%

Supplemental Data
Net assets, end of period (000)	$1,035,644		$790,162		$761,536		$884,935	$1,129,200	$939,218

Portfolio turnover rate(i)	0	%(j)		9%		4%	2%	2%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2022 and August 31, 2021:

•	Net investment income per share by $0.58 and $0.30.
•	Total return by 1.24% and 1.25%.
•	Ratio of net investment income to average net assets by 1.66% and 0.89%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Netherlands ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$34.26		$52.87	$35.38	$30.58	$31.12	$30.56

Net investment income(a)	0.09		0.84	0.40	0.33	0.88	0.62
Net realized and unrealized gain (loss)(b)	6.60		(18.78)	17.55	4.80	(0.56)	0.62

Net increase (decrease) from investment operations	6.69		(17.94)	17.95	5.13	0.32	1.24

Distributions from net investment income(c)	(0.25	)(d)	(0.67)	(0.46)	(0.33)	(0.86)	(0.68)

Net asset value, end of period	$40.70		$34.26	$52.87	$35.38	$30.58	$31.12

Total Return(e)
Based on net asset value	19.52	%(f)	(34.09)%	50.92%	16.88%	1.16%	4.08%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income	0.47	%(h)	1.94%	0.90%	1.03%	2.97%	1.95%

Supplemental Data
Net assets, end of period (000)	$288,993		$306,659	$330,434	$187,519	$133,042	$129,168

Portfolio turnover rate(i)		7%	10%	36%	19%	13%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$30.10		$47.87	$35.73	$28.25	$31.85	$34.68

Net investment income(a)	0.08	(b)	1.46	0.99	0.34	0.95	1.14
Net realized and unrealized gain (loss)(c)	5.34		(16.83)	12.57	7.65	(3.58)	(2.19)

Net increase (decrease) from investment operations	5.42		(15.37)	13.56	7.99	(2.63)	(1.05)

Distributions from net investment income(d)	(0.20	)(e)	(2.40)	(1.42)	(0.51)	(0.97)	(1.78)

Net asset value, end of period	$35.32		$30.10	$47.87	$35.73	$28.25	$31.85

Total Return(f)
Based on net asset value	18.04	%(b)(g)	(33.28)%	38.09%	28.51%	(8.41)%	(2.88)%

Ratios to Average Net Assets(h)
Total expenses	0.52	%(i)(j)	0.54%	0.54%	0.55%	0.55%	0.53%

Total expenses excluding professional fees for foreign withholding tax claims	0.51	%(i)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	0.54	%(b)(i)	3.67%	2.27%	1.09%	3.16%	3.34%

Supplemental Data
Net assets, end of period (000)	$275,526		$408,555	$653,396	$246,503	$205,516	$248,468

Portfolio turnover rate(k)		5%	18%	11%	8%	4%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2023:
•	Net investment income per share by $0.02.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.13%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.52%.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Austria
Barclays Capital, Inc.	$1,064,057	$(1,064,057)	$—		$—
BNP Paribas SA	2,042	(2,042)	—		—
BofA Securities, Inc.	1,372,080	(1,372,080)	—		—
Citigroup Global Markets, Inc.	854,988	(854,988)	—		—
Goldman Sachs & Co. LLC	91,574	(91,574)	—		—
HSBC Bank PLC	227,583	(227,583)	—		—
Morgan Stanley	1,027,116	(1,027,116)	—		—
UBS AG	329,673	(329,673)	—		—

	$4,969,113	$(4,969,113)	$—		$—

MSCI Belgium
BNP Paribas SA	$10,482	$(10,482)	$—		$—
BofA Securities, Inc.	22,097	(21,988)	—		109	(b)
Goldman Sachs & Co. LLC	106,382	(106,382)	—		—

	$138,961	$(138,852)	$—		$109

MSCI France
BofA Securities, Inc.	$3,709,565	$(3,709,565)	$—		$—
Morgan Stanley	1,354,109	(1,354,109)	—		—

	$5,063,674	$(5,063,674)	$—		$—

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Netherlands
Barclays Capital, Inc.	$237,948	$(237,948)	$—		$—
BNP Paribas SA	3,539	(3,539)	—		—
BofA Securities, Inc.	958,838	(958,838)	—		—
Citigroup Global Markets, Inc.	60,781	(60,781)	—		—
J.P. Morgan Securities LLC	156,518	(156,518)	—		—
Morgan Stanley	836,741	(836,741)	—		—
UBS AG	63,701	(63,701)	—		—

	$2,318,066	$(2,318,066)	$—		$—

MSCI Sweden
BofA Securities, Inc.	$1,596,485	$(1,596,485)	$—		$—
J.P. Morgan Securities LLC	248,646	(248,646)	—		—
Morgan Stanley	1,199,010	(1,199,010)	—		—

	$3,044,141	$(3,044,141)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Austria	$20,006
MSCI Belgium	475
MSCI France	1,438
MSCI Netherlands	31,349
MSCI Sweden	15,575

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Austria	$82,804	$1,781,695	$(308,968)
MSCI Belgium	213,528	219,106	(111,363)
MSCI France	649,960	1,059,564	(1,055,449)
MSCI Netherlands	8,256,476	5,696,178	(1,329,735)
MSCI Sweden	676,666	27,819	2,546

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Austria	$6,010,099	$7,270,249
MSCI Belgium	896,899	600,721
MSCI France	3,420,867	3,642,353
MSCI Netherlands	21,685,265	20,125,581
MSCI Sweden	16,042,272	20,811,368

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Austria	$1,034,545	$22,040,796
MSCI Belgium	8,906,848	4,974,270
MSCI France	65,967,759	19,844,797
MSCI Netherlands	43,744,912	109,222,599
MSCI Sweden	—	107,491,001

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI Austria	$46,096,951
MSCI Belgium	19,521,335
MSCI France	75,649,889
MSCI Netherlands	24,475,991
MSCI Sweden	61,327,087

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Austria	$61,712,708	$1,533,341	$(9,552,311)	$(8,018,970)
MSCI Belgium	30,125,208	450,492	(6,811,288)	(6,360,796)
MSCI France	1,030,745,685	104,101,166	(85,391,366)	18,709,800
MSCI Netherlands	352,090,311	2,698,330	(63,428,492)	(60,730,162)
MSCI Sweden	359,866,369	890,307	(85,067,073)	(84,176,766)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Austria
Shares sold	50,000	$1,053,760	2,000,000	$42,379,768
Shares redeemed	(1,350,000)	(22,414,665)	(1,950,000)	(42,536,357)

	(1,300,000)	$(21,360,905)	50,000	$(156,589)

MSCI Belgium
Shares sold	480,000	$9,024,958	240,000	$4,759,217
Shares redeemed	(320,000)	(5,040,113)	(960,000)	(19,865,039)

	160,000	$3,984,845	(720,000)	$(15,105,822)

MSCI France
Shares sold	2,200,000	$66,529,019	10,200,000	$348,855,840
Shares redeemed	(600,000)	(19,894,422)	(3,000,000)	(107,263,059)

	1,600,000	$46,634,597	7,200,000	$241,592,781

MSCI Netherlands
Shares sold	1,100,000	$45,941,909	6,650,000	$293,965,547
Shares redeemed	(2,950,000)	(109,763,211)	(3,950,000)	(157,348,773)

	(1,850,000)	$(63,821,302)	2,700,000	$136,616,774

MSCI Sweden
Shares sold	150,000	$5,518,171	8,550,000	$345,947,502
Shares redeemed	(5,925,000)	(195,224,516)	(8,625,000)	(335,624,922)

	(5,775,000)	$(189,706,345)	(75,000)	$10,322,580

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2023, is $6,282,985 or $0.80 per share.

The iShares MSCI France ETF is expected to seek and the iShares MSCI Sweden ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee and related interest associated with foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF and iShares MSCI Sweden ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Austria(a)	$0.381655	$—	$0.026849	$0.408504	93%	—%	7%	100%
MSCI Netherlands(a)	0.243211	—	0.003327	0.246538	99	—	1	100
MSCI Sweden(a)	0.160279	—	0.037644	0.197923	81	—	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	49

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Eurozone ETF | EZU | Cboe BZX

•	iShares MSCI Germany ETF | EWG | NYSE Arca

•	iShares MSCI Italy ETF | EWI | NYSE Arca

•	iShares MSCI Spain ETF | EWP | NYSE Arca

•	iShares MSCI Switzerland ETF | EWL | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	23.89%	1.26%	2.56%	5.42%	1.26%	13.45%	69.58%
Fund Market	23.88	2.09	2.73	5.48	2.09	14.43	70.53
Index	24.10	0.68	2.50	5.46	0.68	13.13	70.14

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,238.90	$2.83		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	17.1%
Consumer Discretionary	16.0
Industrials	15.9
Information Technology	12.7
Consumer Staples	7.9
Health Care	7.8
Materials	6.3
Utilities	5.9
Energy	5.0
Communication Services	4.4
Real Estate	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
France	36.2%
Germany	24.8
Netherlands	13.3
Spain	7.9
Italy	7.0
Belgium	3.0
Finland	3.0
Ireland	2.3
Switzerland	0.8
Austria	0.6

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2023	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	24.85%	(4.11)%	(0.97)%	3.35%	(4.11)%	(4.75)%	39.00%
Fund Market	25.00	(3.22)	(0.84)	3.38	(3.22)	(4.13)	39.44
Index	25.30	(4.48)	(0.76)	3.54	(4.48)	(3.75)	41.64

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,248.50	$2.84		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	18.8%
Financials	17.9
Consumer Discretionary	16.5
Information Technology	13.5
Health Care	11.3
Materials	6.6
Communication Services	6.5
Utilities	4.1
Consumer Staples	2.8
Real Estate	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SAP SE	9.4%
Siemens AG	9.2
Allianz SE	7.5
Deutsche Telekom AG	5.7
Mercedes-Benz Group AG	4.9
Bayer AG	4.6
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen	3.8
BASF SE	3.7
Infineon Technologies AG	3.6
Deutsche Post AG	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	31.51%	2.86%	2.21%	4.93%	2.86%	11.55%	61.81%
Fund Market	31.64	3.79	2.36	4.98	3.79	12.38	62.63
Index	31.45	2.65	2.43	5.03	2.65	12.75	63.40

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,315.10	$2.93		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	31.5%
Utilities	17.8
Consumer Discretionary	17.5
Energy	10.8
Industrials	8.2
Health Care	5.7
Communication Services	3.8
Consumer Staples	2.5
Information Technology	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Enel SpA	10.5%
Intesa Sanpaolo SpA	9.9
Stellantis NV	8.8
UniCredit SpA	8.1
Eni SpA	7.9
Assicurazioni Generali SpA	4.7
CNH Industrial NV	4.6
Ferrari NV	4.5
Moncler SpA	4.3
Terna - Rete Elettrica Nazionale	3.7

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.58%	9.80%	(0.56)%	2.54%	9.80%	(2.75)%	28.48%
Fund Market	27.83	10.41	(0.41)	2.60	10.41	(2.02)	29.23
Index	27.88	9.82	(0.21)	2.96	9.82	(1.03)	33.85

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,275.80	$2.88		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	33.0%
Utilities	31.2
Industrials	11.4
Communication Services	8.8
Information Technology	4.7
Consumer Discretionary	4.6
Energy	4.4
Health Care	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Iberdrola SA	17.9%
Banco Santander SA	16.7
Banco Bilbao Vizcaya Argentaria SA	11.8
Amadeus IT Group SA	4.6
Industria de Diseno Textil SA	4.6
Telefonica SA	4.6
CaixaBank SA	4.5
Repsol SA	4.4
Ferrovial SA	4.3
Cellnex Telecom SA	4.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.68%	(8.34)%	6.53%	6.39%	(8.34)%	37.17%	85.78%
Fund Market	6.80	(7.69)	6.55	6.45	(7.69)	37.33	86.88
Index	7.01	(8.14)	6.74	6.60	(8.14)	38.57	89.52

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,066.80	$2.61		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Health Care	32.7%
Consumer Staples	22.7
Financials	17.1
Industrials	9.8
Materials	8.9
Consumer Discretionary	5.6
Information Technology	1.2
Communication Services	1.2
Other (each representing less than 1%)	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nestle SA	20.2%
Roche Holding AG	12.9
Novartis AG	11.5
UBS Group AG	4.5
Zurich Insurance Group AG	4.5
Cie. Financiere Richemont SA, Class A	4.4
ABB Ltd.	3.7
Lonza Group AG	3.1
Sika AG	2.9
Holcim AG	2.5

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	496,308	$19,481,574
OMV AG	214,829	10,463,777
Verbund AG	100,424	8,684,909
voestalpine AG	172,001	6,352,870

		44,983,130

Belgium — 3.0%
Ageas SA/NV	236,628	10,678,801
Anheuser-Busch InBev SA/NV	1,263,375	76,634,484
Argenx SE(a)	80,055	29,140,420
D’ieteren Group	36,382	7,051,285
Elia Group SA/NV	48,756	6,422,547
Groupe Bruxelles Lambert NV	144,902	12,163,935
KBC Group NV	362,787	27,091,326
Sofina SA	22,493	5,603,547
Solvay SA	108,755	12,422,848
UCB SA	183,824	15,803,029
Umicore SA	305,347	10,176,788
Warehouses De Pauw CVA	240,380	7,335,928

		220,524,938

Finland — 3.0%
Elisa OYJ	207,536	11,785,585
Fortum OYJ	659,056	10,072,647
Kesko OYJ, Class B	399,236	8,669,748
Kone OYJ, Class B	495,489	25,731,542
Metso Outotec OYJ	965,693	10,295,844
Neste OYJ	617,434	29,779,606
Nokia OYJ	7,862,518	36,376,321
Orion OYJ, Class B	155,748	7,339,029
Sampo OYJ, Class A	699,004	34,027,639
Stora Enso OYJ, Class R	808,840	11,435,224
UPM-Kymmene OYJ	776,554	28,139,550
Wartsila OYJ Abp	698,488	6,746,433

		220,399,168

France — 36.1%
Accor SA(a)	249,987	8,296,894
Aeroports de Paris(a)	43,247	6,266,121
Air Liquide SA	762,168	121,090,484
Airbus SE	860,815	112,741,359
Alstom SA	463,149	13,592,593
Amundi SA(b)	89,785	5,905,442
ArcelorMittal SA	767,437	23,030,321
Arkema SA	87,871	8,908,280
AXA SA	2,739,080	86,312,416
BioMerieux	61,871	6,058,438
BNP Paribas SA	1,615,755	112,959,268
Bollore SE	1,294,750	7,232,406
Bouygues SA	334,500	11,318,380
Bureau Veritas SA	428,775	12,248,619
Capgemini SE	238,279	44,685,907
Carrefour SA	874,687	17,292,084
Cie. de Saint-Gobain	718,527	42,696,764
Cie. Generale des Etablissements Michelin SCA	989,928	31,099,617
Covivio	70,254	4,499,413
Credit Agricole SA	1,772,230	21,599,088
Danone SA	932,107	52,395,890
Dassault Aviation SA	37,008	6,362,069
Dassault Systemes SE	969,397	37,409,197
Edenred	363,802	20,477,044

Security	Shares	Value

France (continued)
Eiffage SA	121,174	$13,298,735
Engie SA	2,656,531	38,767,741
EssilorLuxottica SA	422,964	73,322,239
Eurazeo SE	64,840	4,363,096
Eurofins Scientific SE	196,889	13,722,100
Euronext NV(b)	125,280	9,137,917
Gecina SA	67,091	7,718,796
Getlink SE	641,291	10,770,376
Hermes International	46,107	83,459,783
Ipsen SA	55,070	6,292,218
Kering SA	108,872	63,833,899
Klepierre SA	313,693	7,823,398
La Francaise des Jeux SAEM(b)	153,169	6,045,961
Legrand SA	388,534	35,887,784
L’Oreal SA	351,705	139,019,420
LVMH Moet Hennessy Louis Vuitton SE	403,039	335,056,910
Orange SA	2,905,196	33,166,565
Pernod Ricard SA	300,094	62,602,974
Publicis Groupe SA	332,654	26,408,450
Remy Cointreau SA	34,043	5,976,115
Renault SA(a)	280,014	12,532,547
Safran SA	497,114	70,193,154
Sanofi	1,661,135	155,313,204
Sartorius Stedim Biotech	40,047	13,043,171
Schneider Electric SE	790,017	126,763,799
SEB SA	37,201	4,291,400
Societe Generale SA	1,174,329	33,843,630
Sodexo SA	129,821	12,023,723
Teleperformance	85,921	22,304,026
Thales SA	155,551	21,746,627
TotalEnergies SE	3,623,293	223,572,202
Unibail-Rodamco-Westfield(a)	171,996	10,868,002
Valeo	302,699	6,288,493
Veolia Environnement SA	968,910	28,916,444
Vinci SA	782,229	88,945,556
Vivendi SE	1,050,987	10,815,371
Wendel SE	39,179	4,443,345
Worldline SA/France(a)(b)	346,586	14,436,153

		2,651,493,418

Germany — 23.3%
adidas AG	235,878	35,227,617
Allianz SE, Registered	587,279	137,900,957
Aroundtown SA(c)	1,460,585	3,783,939
BASF SE	1,335,857	68,398,897
Bayer AG, Registered	1,430,614	84,951,587
Bayerische Motoren Werke AG	481,723	49,697,131
Bechtle AG	120,015	5,054,175
Beiersdorf AG	146,335	17,464,432
Brenntag SE	224,704	16,925,419
Carl Zeiss Meditec AG, Bearer	58,619	7,813,622
Commerzbank AG(a)	1,547,902	18,861,944
Continental AG	160,667	11,534,610
Covestro AG(b)	281,596	12,379,077
Daimler Truck Holding AG(a)	659,233	20,880,605
Delivery Hero SE(a)(b)	250,769	10,077,314
Deutsche Bank AG, Registered	3,006,304	37,480,536
Deutsche Boerse AG	276,396	48,196,232
Deutsche Lufthansa AG, Registered(a)	871,838	9,032,904
Deutsche Post AG, Registered	1,441,725	60,971,886
Deutsche Telekom AG, Registered	4,719,842	105,927,631

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	3,264,192	$35,615,143
Evonik Industries AG	307,544	6,566,590
Fresenius Medical Care AG & Co. KGaA(c)	299,611	11,707,460
Fresenius SE & Co. KGaA	615,135	16,926,787
GEA Group AG	222,677	9,788,852
Hannover Rueck SE	87,959	17,081,513
HeidelbergCement AG	211,159	14,496,582
HelloFresh SE(a)	242,806	5,439,464
Henkel AG & Co. KGaA	151,135	10,450,213
Infineon Technologies AG	1,899,420	67,194,604
Knorr-Bremse AG	105,761	7,188,035
LEG Immobilien SE	108,610	7,865,265
Mercedes-Benz Group AG	1,168,397	89,549,105
Merck KGaA	187,667	35,561,580
MTU Aero Engines AG	77,820	18,779,759
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	203,980	70,266,442
Nemetschek SE	84,809	4,802,722
Puma SE	154,429	9,830,090
Rational AG	7,584	5,030,408
Rheinmetall AG	63,248	16,076,213
RWE AG	934,370	39,661,403
SAP SE	1,520,602	172,756,879
Scout24 SE(b)	117,615	6,446,026
Siemens AG, Registered	1,113,976	169,760,797
Siemens Healthineers AG(b)	411,275	21,464,500
Symrise AG	193,559	19,775,786
Telefonica Deutschland Holding AG	1,532,559	4,648,920
United Internet AG, Registered(c)	142,071	3,104,676
Volkswagen AG	42,967	7,633,519
Vonovia SE	1,045,226	26,286,435
Zalando SE(a)(b)	325,005	12,876,715

		1,707,192,998

Ireland — 2.2%
AIB Group PLC	1,570,396	6,707,632
Bank of Ireland Group PLC	1,556,738	17,150,758
CRH PLC	1,098,538	51,602,138
Flutter Entertainment PLC, Class DI(a)	243,235	39,053,407
Kerry Group PLC, Class A	231,994	22,212,206
Kingspan Group PLC	224,666	14,582,630
Smurfit Kappa Group PLC	358,966	13,391,845

		164,700,616

Italy — 7.0%
Amplifon SpA	182,564	5,278,851
Assicurazioni Generali SpA	1,615,595	31,955,448
DiaSorin SpA	36,845	4,441,580
Enel SpA	11,856,677	66,510,737
Eni SpA	3,630,253	51,273,776
Ferrari NV	182,996	47,477,616
FinecoBank Banca Fineco SpA	880,635	15,217,787
Infrastrutture Wireless Italiane SpA(b)	492,482	5,420,294
Intesa Sanpaolo SpA	23,503,882	63,490,647
Mediobanca Banca di Credito Finanziario SpA	885,615	9,450,855
Moncler SpA	298,496	18,195,114
Nexi SpA(a)(b)	863,675	6,970,428
Poste Italiane SpA(b)	763,818	8,236,070
Prysmian SpA	370,924	14,260,156
Recordati Industria Chimica e Farmaceutica SpA	152,800	6,479,722
Snam SpA	2,964,269	14,563,369

Security	Shares	Value

Italy (continued)
Stellantis NV	3,275,525	$57,302,941
Telecom Italia SpA/Milano(a)(c)	14,819,977	4,839,055
Tenaris SA	688,329	11,324,482
Terna - Rete Elettrica Nazionale	2,060,450	15,489,312
UniCredit SpA	2,794,229	57,165,787

		515,344,027

Netherlands — 13.3%
ABN AMRO Bank NV, CVA(b)	608,391	10,735,770
Adyen NV(a)(b)	31,483	44,624,928
Aegon NV	2,604,308	13,550,829
AerCap Holdings NV(a)	197,984	12,362,121
Akzo Nobel NV	263,695	19,290,570
ASM International NV	67,967	23,167,633
ASML Holding NV	587,027	361,817,721
Davide Campari-Milano NV	765,740	8,572,938
EXOR NV, NVS(a)	158,101	13,045,599
Heineken Holding NV	167,759	14,351,620
Heineken NV	376,993	38,426,326
IMCD NV	82,883	13,119,637
ING Groep NV(a)	5,474,709	76,619,185
JDE Peet’s NV	150,044	4,416,853
Just Eat Takeaway.com NV(a)(b)	269,025	5,851,373
Koninklijke Ahold Delhaize NV	1,516,822	48,161,935
Koninklijke DSM NV	254,051	31,306,706
Koninklijke KPN NV	4,804,649	16,470,374
Koninklijke Philips NV	1,288,012	21,029,093
NN Group NV	406,656	16,460,034
OCI NV	153,502	5,098,980
Prosus NV	1,167,189	83,674,815
QIAGEN NV(a)	331,160	15,243,140
Randstad NV	174,459	10,704,834
Universal Music Group NV	1,051,997	24,786,458
Wolters Kluwer NV	381,176	44,127,808

		977,017,280

Portugal — 0.5%
EDP - Energias de Portugal SA	4,053,927	20,414,444
Galp Energia SGPS SA	732,249	8,933,087
Jeronimo Martins SGPS SA	414,431	8,506,587

		37,854,118

Spain — 7.9%
Acciona SA	36,918	6,955,540
ACS Actividades de Construccion y Servicios SA	322,956	9,790,599
Aena SME SA(a)(b)	110,293	17,063,041
Amadeus IT Group SA(a)	656,435	41,278,493
Banco Bilbao Vizcaya Argentaria SA	8,824,913	68,596,289
Banco Santander SA	24,456,133	96,293,683
CaixaBank SA	6,465,360	27,761,403
Cellnex Telecom SA(b)	823,009	30,878,266
Corp. ACCIONA Energias Renovables SA	97,697	3,787,818
EDP Renovaveis SA	420,180	8,598,868
Enagas SA	213,004	3,820,532
Endesa SA	467,645	9,170,526
Ferrovial SA	712,883	19,786,681
Grifols SA(a)	446,821	5,443,297
Iberdrola SA	8,947,967	102,574,280
Industria de Diseno Textil SA	1,589,449	48,965,721
Naturgy Energy Group SA	213,257	5,866,626
Red Electrica Corp. SA	392,304	6,507,772
Repsol SA	2,012,497	31,827,314

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	7,592,917	$30,975,119

		575,941,868

Switzerland — 0.8%
Siemens Energy AG(a)(c)	636,063	12,745,658
STMicroelectronics NV	995,122	47,667,915

		60,413,573

United Kingdom — 0.6%
CNH Industrial NV	1,491,463	24,448,602
Coca-Cola Europacific Partners PLC	299,953	16,497,415

		40,946,017

Total Common Stocks — 98.3% (Cost: $7,837,940,482)		7,216,811,151

Preferred Stocks

Germany — 1.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	87,018	8,241,988
Dr Ing hc F Porsche AG, Preference Shares, NVS	166,433	20,057,541
Henkel AG & Co. KGaA, Preference Shares, NVS	260,133	18,924,235
Porsche Automobil Holding SE, Preference Shares, NVS	222,536	12,630,860
Sartorius AG, Preference Shares, NVS	35,355	15,017,668
Volkswagen AG, Preference Shares, NVS	270,280	36,792,026

		111,664,318

Total Preferred Stocks — 1.6% (Cost: $151,187,474)		111,664,318

Total Long-Term Investments — 99.9% (Cost: $7,989,127,956)		7,328,475,469

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	11,561,046	$11,567,983
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	26,440,000	26,440,000

Total Short-Term Securities — 0.5% (Cost: $ 38,005,962)		38,007,983

Total Investments — 100.4% (Cost: $ 8,027,133,918)		7,366,483,452

Liabilities in Excess of Other Assets — (0.4)%		(25,899,558)

Net Assets — 100.0%		$7,340,583,894

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,209,554	$—		$(1,671,933	)(a)	$33,546	$(3,184)	$11,567,983	11,561,046	$101,063	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,890,000	1,550,000	(a)	—		—	—	26,440,000	26,440,000	456,686		24

						$33,546	$(3,184)	$38,007,983		$557,749		$24

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Eurozone ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	245	03/17/23	$10,981	$(20,990)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$20,990	$—	$—	$—	$20,990

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,225,929	$—	$—	$—	$3,225,929

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$36,254	$—	$—	$—	$36,254

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,047,405

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$28,859,536	$7,187,951,615	$—	$7,216,811,151
Preferred Stocks	—	111,664,318	—	111,664,318
Short-Term Securities
Money Market Funds	38,007,983	—	—	38,007,983

	$66,867,519	$7,299,615,933	$—	$7,366,483,452

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Eurozone ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(20,990)	$—	$(20,990)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
MTU Aero Engines AG	67,833	$16,369,666
Rheinmetall AG	55,296	14,054,994

		30,424,660

Air Freight & Logistics — 3.3%
Deutsche Post AG, Registered	1,259,627	53,270,793

Airlines — 0.5%
Deutsche Lufthansa AG, Registered(a)	757,459	7,847,850

Auto Components — 0.6%
Continental AG	139,774	10,034,659

Automobiles — 7.9%
Bayerische Motoren Werke AG	420,742	43,406,003
Mercedes-Benz Group AG	1,019,622	78,146,587
Volkswagen AG	37,276	6,622,456

		128,175,046

Banks — 1.0%
Commerzbank AG(a)	1,352,718	16,483,531

Capital Markets — 4.6%
Deutsche Bank AG, Registered	2,626,351	32,743,542
Deutsche Boerse AG	241,442	42,101,169

		74,844,711

Chemicals — 5.8%
BASF SE	1,167,156	59,761,025
Covestro AG(b)	245,695	10,800,854
Evonik Industries AG	265,947	5,678,423
Symrise AG	169,002	17,266,814

		93,507,116

Construction Materials — 0.8%
HeidelbergCement AG	183,905	12,625,528

Diversified Telecommunication Services — 6.1%
Deutsche Telekom AG, Registered	4,118,751	92,437,318
Telefonica Deutschland Holding AG	1,324,249	4,017,025
United Internet AG, Registered	123,455	2,697,861

		99,152,204

Electrical Equipment — 0.7%
Siemens Energy AG(a)	553,362	11,088,466

Food & Staples Retailing — 0.3%
HelloFresh SE(a)	210,200	4,709,008

Health Care Equipment & Supplies — 1.6%
Carl Zeiss Meditec AG, Bearer	51,263	6,833,104
Siemens Healthineers AG(b)	358,781	18,724,830

		25,557,934

Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	260,983	10,198,051
Fresenius SE & Co. KGaA	537,750	14,797,369

		24,995,420

Household Products — 0.6%
Henkel AG & Co. KGaA	131,494	9,092,138

Independent Power and Renewable Electricity Producers — 2.1%
RWE AG	816,341	34,651,401

Industrial Conglomerates — 9.1%
Siemens AG, Registered	972,123	148,143,564

Security	Shares	Value

Insurance — 12.1%
Allianz SE, Registered	512,511	$120,344,432
Hannover Rueck SE	76,581	14,871,922
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	178,031	61,327,605

		196,543,959

Interactive Media & Services — 0.3%
Scout24 SE(b)	101,502	5,562,934

Internet & Direct Marketing Retail — 1.2%
Delivery Hero SE(a)(b)	218,361	8,774,977
Zalando SE(a)(b)	283,997	11,251,976

		20,026,953

IT Services — 0.3%
Bechtle AG	104,195	4,387,950

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	289,350	13,318,645

Machinery — 2.3%
Daimler Truck Holding AG(a)	575,594	18,231,416
GEA Group AG	192,644	8,468,605
Knorr-Bremse AG	92,020	6,254,130
Rational AG	6,503	4,313,389

		37,267,540

Multi-Utilities — 1.9%
E.ON SE	2,852,987	31,128,542

Personal Products — 0.9%
Beiersdorf AG	128,000	15,276,232

Pharmaceuticals — 6.5%
Bayer AG, Registered	1,248,415	74,132,391
Merck KGaA	164,235	31,121,380

		105,253,771

Real Estate Management & Development — 2.0%
Aroundtown SA	1,271,522	3,294,133
LEG Immobilien SE	94,434	6,838,674
Vonovia SE	910,193	22,890,485

		33,023,292

Semiconductors & Semiconductor Equipment — 3.6%
Infineon Technologies AG	1,659,499	58,707,068

Software — 9.5%
Nemetschek SE	73,501	4,162,351
SAP SE	1,326,953	150,756,253

		154,918,604

Textiles, Apparel & Luxury Goods — 2.4%
adidas AG	205,861	30,744,675
Puma SE	134,276	8,547,263

		39,291,938

Trading Companies & Distributors — 0.9%
Brenntag SE	196,331	14,788,274

Total Common Stocks — 93.1% (Cost: $2,017,951,066)		1,514,099,731

Preferred Stocks

Automobiles — 4.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	75,479	7,149,062
Dr Ing hc F Porsche AG, Preference Shares, NVS	144,506	17,415,026

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	194,790	$11,056,032
Volkswagen AG, Preference Shares, NVS	235,832	32,102,772

		67,722,892

Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	226,226	16,457,558

Life Sciences Tools & Services — 0.8%
Sartorius AG, Preference Shares, NVS	30,912	13,130,424

Total Preferred Stocks — 6.0% (Cost: $132,722,901)		97,310,874

Total Long-Term Investments — 99.1% (Cost: $2,150,673,967)		1,611,410,605

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	720,000	720,000

Total Short-Term Securities — 0.0% (Cost: $720,000)		720,000

Total Investments — 99.1% (Cost: $2,151,393,967)		1,612,130,605

Other Assets Less Liabilities — 0.9%		14,527,167

Net Assets — 100.0%		$1,626,657,772

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,462,684	$—	$(8,465,240	)(b)	$5,387	$(2,831)	$—	—	$18,894	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	—	(200,000	)(b)	—	—	720,000	720,000	12,749		—

					$5,387	$(2,831)	$720,000		$31,643		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DAX Index	37	03/17/23	$15,043	$1,019,250

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,019,250	$—	$—	$—	$1,019,250

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,310,193	$—	$—	$—	$1,310,193

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,630,717	$—	$—	$—	$1,630,717

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$14,543,661

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,514,099,731	$—	$1,514,099,731
Preferred Stocks	—	97,310,874	—	97,310,874
Short-Term Securities
Money Market Funds	720,000	—	—	720,000

	$720,000	$1,611,410,605	$—	$1,612,130,605

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,019,250	$—	$1,019,250

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 13.2%
Ferrari NV	35,195	$9,131,209
Stellantis NV	1,017,175	17,794,741

		26,925,950

Banks — 24.3%
FinecoBank Banca Fineco SpA	439,389	7,592,848
Intesa Sanpaolo SpA	7,489,508	20,231,284
Mediobanca Banca di Credito Finanziario SpA	500,951	5,345,907
UniCredit SpA	808,669	16,544,170

		49,714,209

Beverages — 2.5%
Davide Campari-Milano NV	458,449	5,132,623

Diversified Telecommunication Services — 3.8%
Infrastrutture Wireless Italiane SpA(a)	359,600	3,957,785
Telecom Italia SpA/Milano(b)(c)	11,419,111	3,728,596

		7,686,381

Electric Utilities — 14.2%
Enel SpA	3,810,893	21,377,432
Terna - Rete Elettrica Nazionale	1,012,275	7,609,718

		28,987,150

Electrical Equipment — 3.5%
Prysmian SpA	186,630	7,174,982

Energy Equipment & Services — 2.9%
Tenaris SA	362,134	5,957,877

Gas Utilities — 3.5%
Snam SpA	1,477,289	7,257,879

Health Care Equipment & Supplies — 1.7%
DiaSorin SpA	29,269	3,528,311

Health Care Providers & Services — 1.9%
Amplifon SpA	132,867	3,841,859

Insurance — 7.1%
Assicurazioni Generali SpA	481,823	9,530,154
Poste Italiane SpA(a)	463,175	4,994,307

		14,524,461

Security	Shares	Value

IT Services — 2.2%
Nexi SpA(a)(b)	553,724	$4,468,919

Machinery — 4.6%
CNH Industrial NV	574,391	9,415,625

Oil, Gas & Consumable Fuels — 7.8%
Eni SpA	1,136,731	16,055,214

Pharmaceuticals — 2.1%
Recordati Industria Chimica e Farmaceutica SpA	101,171	4,290,314

Textiles, Apparel & Luxury Goods — 4.3%
Moncler SpA	142,937	8,712,864

Total Long-Term Investments — 99.6% (Cost: $239,863,949)		203,674,618

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	566,370	566,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	100,000	100,000

Total Short-Term Securities — 0.3% (Cost: $666,512)		666,710

Total Investments — 99.9% (Cost: $240,530,461)		204,341,328

Other Assets Less Liabilities — 0.1%		134,130

Net Assets — 100.0%		$204,475,458

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$372,069	$194,043	(a)	$—	$542	$56	$566,710	566,370	$1,210	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	60,000	(a)	—	—	—	100,000	100,000	2,951		—

					$542	$56	$666,710		$4,161		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Italy ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/MIB Index	5	03/17/23	$726	$23,937

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$23,937	$—	$—	$—	$23,937

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$32,105	$—	$—	$—	$32,105

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$17,455	$—	$—	$—	$17,455

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,856,440

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$203,674,618	$—	$203,674,618
Short-Term Securities
Money Market Funds	666,710	—	—	666,710

	$666,710	$203,674,618	$—	$204,341,328

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Italy ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$23,937	$—	$23,937

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 32.6%
Banco Bilbao Vizcaya Argentaria SA	7,797,924	$60,613,475
Banco Santander SA	21,880,275	86,151,488
CaixaBank SA	5,368,112	23,049,965

		169,814,928

Biotechnology — 1.9%
Grifols SA(a)(b)	799,642	9,741,460

Construction & Engineering — 7.1%
ACS Actividades de Construccion y Servicios SA	493,134	14,949,644
Ferrovial SA	803,545	22,303,083

		37,252,727

Diversified Telecommunication Services — 8.7%
Cellnex Telecom SA(c)	578,442	21,702,419
Telefonica SA	5,815,099	23,722,554

		45,424,973

Electric Utilities — 25.0%
Acciona SA	63,435	11,951,479
Endesa SA	721,678	14,152,117
Iberdrola SA	8,020,447	91,941,732
Red Electrica Corp. SA	747,742	12,403,989

		130,449,317

Gas Utilities — 4.0%
Enagas SA	547,161	9,814,116
Naturgy Energy Group SA	406,110	11,171,946

		20,986,062

Independent Power and Renewable Electricity Producers — 1.8%
Corp. ACCIONA Energias Renovables SA	238,203	9,235,386

IT Services — 4.6%
Amadeus IT Group SA(a)	379,653	23,873,657

Oil, Gas & Consumable Fuels — 4.3%
Repsol SA	1,423,482	22,512,137

Security	Shares	Value

Specialty Retail — 4.5%
Industria de Diseno Textil SA	770,240	$23,728,573

Transportation Infrastructure — 4.1%
Aena SME SA(a)(c)	139,267	21,545,506

Total Long-Term Investments — 98.6% (Cost: $601,875,174)		514,564,726

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	63,589	63,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	3,010,000	3,010,000

Total Short-Term Securities — 0.6% (Cost: $3,073,627)		3,073,627

Total Investments — 99.2% (Cost: $604,948,801)		517,638,353

Other Assets Less Liabilities — 0.8%		3,948,670

Net Assets — 100.0%		$521,587,023

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$786,458	$—		$(723,024	)(a)	$369	$(176)	$63,627	63,589	$617	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,900,000	110,000	(a)	—		—	—	3,010,000	3,010,000	58,060		3

						$369	$(176)	$3,073,627		$58,677		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	26	03/17/23	$2,586	$11,692

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/29/26	$3,659,880	$(22,812	)(c)	$3,658,123	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/28	351	0	(e)	345	0.0	(f)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/24	769,028	(26,736	)(h)	743,385	0.1

					$(49,548)		$4,401,853

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(21,055) of net dividends and financing fees.
(e)	Amount includes $6 of net dividends, payable for referenced securities purchased and financing fees.
(f)	Rounds to less than 0.1%.
(h)	Amount includes $(1,093) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(g)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Spain ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 29, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
Red Electrica Corp. SA	93,415	$1,549,624	42.4%

Gas Utilities
Enagas SA	117,554	2,108,499	57.6

Total Reference Entity — Long		3,658,123

Net Value of Reference Entity — Goldman Sachs Bank USA		$3,658,123

The following table represents the individual and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
Red Electrica Corp. SA	10	$166	48.1%

	Shares	Value	% of Basket Value

Gas Utilities
Enagas SA	10	$179	51.9

Total Reference Entity — Long		345

Net Value of Reference Entity — HSBC Bank PLC		$345

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
Red Electrica Corp. SA	44,813	$743,385	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$743,385

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$—	$(49,548)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,692	$—	$—	$—	$11,692

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$49,548	$—	$—	$—	$49,548

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Spain ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$272,444	$—	$—	$—	$272,444
Swaps	—	—	24,399	—	—	—	24,399

	$—	$—	$296,843	$—	$—	$—	$296,843

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$101,311	$—	$—	$—	$101,311
Swaps	—	—	(49,548)	—	—	—	(49,548)

	$—	$—	$51,763	$—	$—	$—	$51,763

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,343,603
Total return swaps
Average notional value	$2,214,630

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$11,692	$—
Swaps - OTC(a)	—	49,548

Total derivative assets and liabilities in the Statement of Assets and Liabilities	11,692	49,548
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(11,692)	—

Total derivative assets and liabilities subject to an MNA	—	49,548

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)

Goldman Sachs Bank USA	$22,812	$—		$—	$—	$22,812
HSBC Bank PLC	0	—		—	—	—
JPMorgan Chase Bank NA	26,736	—		—	—	26,736

	$49,548	$—		$—	$—	$49,548

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$514,564,726	$—	$514,564,726
Short-Term Securities
Money Market Funds	3,073,627	—	—	3,073,627

	$3,073,627	$514,564,726	$—	$517,638,353

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,692	$—	$11,692
Liabilities
Equity Contracts	—	(49,548)	—	(49,548)

	$—	$(37,856)	$—	(37,856)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.2%
Banque Cantonale Vaudoise, Registered	24,051	$2,150,645

Building Products — 1.4%
Geberit AG, Registered	34,609	18,678,401

Capital Markets — 8.0%
Credit Suisse Group AG, Registered	3,781,697	11,400,597
Julius Baer Group Ltd	213,950	14,184,424
Partners Group Holding AG	21,642	20,493,530
UBS Group AG, Registered	2,699,822	58,681,260

		104,759,811
Chemicals — 5.7%
Clariant AG, Registered	292,880	4,737,227
EMS-Chemie Holding AG, Registered(a)	8,435	6,391,358
Givaudan SA, Registered	8,655	26,088,596
Sika AG, Registered	134,111	37,608,071

		74,825,252
Construction Materials — 2.4%
Holcim AG	514,468	31,755,540

Containers & Packaging — 0.6%
SIG Group AG(b)	342,341	8,280,184

Diversified Telecommunication Services — 1.2%
Swisscom AG, Registered	25,588	15,788,899

Electric Utilities — 0.2%
BKW AG	17,112	2,497,914

Electrical Equipment — 3.6%
ABB Ltd., Registered	1,428,324	47,530,419

Food Products — 22.4%
Barry Callebaut AG, Registered	3,980	7,924,752
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,073	11,755,409
Chocoladefabriken Lindt & Spruengli AG, Registered	111	12,295,661
Nestle SA, Registered	2,312,884	260,594,078

		292,569,900
Health Care Equipment & Supplies — 4.5%
Alcon Inc	461,324	31,454,345
Sonova Holding AG, Registered	52,385	12,883,387
Straumann Holding AG	110,244	14,615,682

		58,953,414
Insurance — 8.7%
Baloise Holding AG, Registered	50,981	8,489,699
Swiss Life Holding AG, Registered	29,991	18,047,140
Swiss Re AG	281,245	29,381,007
Zurich Insurance Group AG	121,350	57,562,768

		113,480,614
Life Sciences Tools & Services — 3.5%
Bachem Holding AG, Class A	48,298	4,813,871
Lonza Group AG, Registered	68,167	40,603,076

		45,416,947
Machinery — 1.9%
Schindler Holding AG, Participation Certificates, NVS	43,913	9,876,186

Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	29,191	$6,290,846
VAT Group AG(c)	29,369	8,864,933

		25,031,965

Marine — 1.1%
Kuehne + Nagel International AG, Registered	54,377	13,922,538

Pharmaceuticals — 24.3%
Novartis AG, Registered	1,765,632	148,595,793
Roche Holding AG, NVS	578,064	166,678,317
Roche Holding AG, Bearer	7,534	2,333,888

		317,607,998

Professional Services — 1.6%
Adecco Group AG, Registered	187,740	6,694,110
SGS SA, Registered	6,329	14,508,190

		21,202,300

Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	87,346	7,360,323

Software — 0.5%
Temenos AG, Registered	79,518	5,848,713

Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered	182,124	9,947,695

Textiles, Apparel & Luxury Goods — 5.5%
Cie. Financiere Richemont SA, Class A, Registered	375,876	56,793,474
Swatch Group AG (The), Bearer	30,359	10,564,773
Swatch Group AG (The), Registered	73,432	4,677,726

		72,035,973

Total Long-Term Investments — 98.7% (Cost: $1,293,296,328)		1,289,645,445

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	671,762	672,165
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	810,000	810,000

Total Short-Term Securities — 0.1% (Cost: $1,482,101)		1,482,165

Total Investments — 98.8% (Cost: $1,294,778,429)		1,291,127,610

Other Assets Less Liabilities — 1.2%		15,259,983

Net Assets — 100.0%		$1,306,387,593

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$671,431	(a)	$—	$670	$64	$672,165	671,762	$232	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	760,000	(a)	—	—	—	810,000	810,000	5,624		—

					$670	$64	$1,482,165		$5,856		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Swiss Market Index	141	03/17/23	$16,477	$(5,606)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,606	$—	$—	$—	$5,606

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$220,220	$—	$—	$—	$220,220

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$103,631	$—	$—	$—	$103,631

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,028,145

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,289,645,445	$—	$1,289,645,445
Short-Term Securities
Money Market Funds	1,482,165	—	—	1,482,165

	$1,482,165	$1,289,645,445	$—	$1,291,127,610

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,606)	$—	$(5,606)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,328,475,469	$1,611,410,605	$203,674,618	$514,564,726
Investments, at value — affiliated(c)	38,007,983	720,000	666,710	3,073,627
Cash	2,212	7,435	4,657	2,019
Foreign currency collateral pledged for futures contracts(d)	1,462,799	1,188,009	59,231	112,116
Foreign currency, at value(e)	10,131,931	2,341,909	391,542	1,856,543
Receivables:
Investments sold	14,104,284	3,262,430	16,232,626	21,455,815
Securities lending income — affiliated	7,857	628	154	34
Capital shares sold	2,721,439	—	—	—
Dividends — unaffiliated	—	—	—	22,814
Dividends — affiliated	93,548	2,917	318	11,011
Tax reclaims	6,322,964	11,716,916	—	222,424
Variation margin on futures contracts	—	—	—	5,956

Total assets	7,401,330,486	1,630,650,849	221,029,856	541,327,085

LIABILITIES
Collateral on securities loaned, at value	11,543,208	—	565,960	63,627
Payables:
Investments purchased	22,562,500	3,314,663	15,908,431	16,471,133
Investment advisory fees	2,732,806	631,254	79,068	199,022
IRS compliance fee for foreign withholding tax claims	23,820,372	—	—	2,934,065
Professional fees	22,666	—	—	22,667
Variation margin on futures contracts	65,040	47,160	939	—
Unrealized depreciation on OTC swaps	—	—	—	49,548

Total liabilities	60,746,592	3,993,077	16,554,398	19,740,062

NET ASSETS	$7,340,583,894	$1,626,657,772	$204,475,458	$521,587,023

NET ASSETS CONSIST OF
Paid-in capital	$8,970,751,377	$2,661,144,088	$483,658,053	$1,012,158,897
Accumulated loss	(1,630,167,483)	(1,034,486,316)	(279,182,595)	(490,571,874)

NET ASSETS	$7,340,583,894	$1,626,657,772	$204,475,458	$521,587,023

NET ASSET VALUE
Shares outstanding	168,900,000	59,700,000	6,825,000	19,050,000

Net asset value	$43.46	$27.25	$29.96	$27.38

Shares authorized	1 billion	482.2 million	295.4 million	127.8 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$7,989,127,956	$2,150,673,967	$239,863,949	$601,875,174
(b) Securities loaned, at value	$10,920,088	$—	$527,996	$54,857
(c) Investments, at cost — affiliated	$38,005,962	$720,000	$666,512	$3,073,627
(d) Foreign currency collateral pledged, at cost	$1,499,560	$1,247,912	$60,811	$113,559
(e) Foreign currency, at cost	$10,251,773	$2,297,177	$400,496	$1,890,378

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

iShares MSCI Switzerland ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,289,645,445
Investments, at value — affiliated(c)	1,482,165
Cash	3,150
Foreign currency collateral pledged for futures contracts(d)	814,429
Foreign currency, at value(e)	1,174,539
Receivables:
Investments sold	47,285,668
Securities lending income — affiliated	233
Dividends — affiliated	1,631
Tax reclaims	10,976,665

Total assets	1,351,383,925

LIABILITIES
Collateral on securities loaned, at value	671,431
Payables:
Investments purchased	43,737,102
Investment advisory fees	501,472
Variation margin on futures contracts	86,327

Total liabilities	44,996,332

NET ASSETS	$1,306,387,593

NET ASSETS CONSIST OF
Paid-in capital	$1,401,612,810
Accumulated loss	(95,225,217)

NET ASSETS	$1,306,387,593

NET ASSET VALUE
Shares outstanding	30,125,000

Net asset value	$43.37

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$1,293,296,328
(b) Securities loaned, at value	$625,876
(c) Investments, at cost — affiliated	$1,482,101
(d) Foreign currency collateral pledged, at cost	$833,272
(e) Foreign currency, at cost	$1,141,494

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — unaffiliated	$43,723,648	$9,866,534 (a)	$3,337,387	$5,293,428
Dividends — affiliated	456,686	12,749	2,951	58,060
Securities lending income — affiliated — net	101,063	18,894	1,210	617
Non-cash dividends — unaffiliated	—	—	—	2,310,172
Foreign taxes withheld	(3,993,443)	(1,479,137)	(490,951)	(788,039)
IRS compliance fee for foreign withholding tax claims	(350,914)	—	—	(41,460)

Total investment income	39,937,040	8,419,040	2,850,597	6,832,778

EXPENSES
Investment advisory	14,496,403	3,342,351	515,291	1,194,864

Total expenses	14,496,403	3,342,351	515,291	1,194,864

Net investment income	25,440,637	5,076,689	2,335,306	5,637,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(53,385,337)	(23,255,978)	(9,231,782)	(23,145,703)
Investments — affiliated	33,546	5,387	542	369
Capital gain distributions from underlying funds — affiliated	24	—	—	3
Foreign currency transactions	400,408	148,217	74,841	304,997
Futures contracts	3,225,929	1,310,193	32,105	272,444
In-kind redemptions — unaffiliated(b)	—	(56,984,247)	(207,463)	9,826,277
Swaps	—	—	—	24,399

	(49,725,430)	(78,776,428)	(9,331,757)	(12,717,214)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,256,954,475	340,869,190	65,091,960	129,055,494
Investments — affiliated	(3,184)	(2,831)	56	(176)
Foreign currency translations	298,202	646,856	(230)	(7,480)
Futures contracts	36,254	1,630,717	17,455	101,311
Swaps	—	—	—	(49,548)

	1,257,285,747	343,143,932	65,109,241	129,099,601

Net realized and unrealized gain	1,207,560,317	264,367,504	55,777,484	116,382,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,233,000,954	$269,444,193	$58,112,790	$122,020,301

(a)	Includes $3,976,345 related to a special distribution from Volkswagen AG.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,260,157
Dividends — affiliated	5,624
Securities lending income — affiliated — net	232
Foreign taxes withheld	(339,474)

Total investment income	1,926,539

EXPENSES
Investment advisory	3,217,250

Total expenses	3,217,250

Net investment loss	(1,290,711)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,382,835)
Investments — affiliated	670
Foreign currency transactions	68,897
Futures contracts	220,220
In-kind redemptions — unaffiliated(a)	22,503,502

11,410,454

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	63,765,708
Investments — affiliated	64
Foreign currency translations	513,288
Futures contracts	103,631

64,382,691

Net realized and unrealized gain	75,793,145

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,502,434

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF			iShares MSCI Germany ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,440,637		$156,099,727	$5,076,689	$41,259,156
Net realized gain (loss)	(49,725,430)		107,065,534	(78,776,428)	(80,964,653)
Net change in unrealized appreciation (depreciation)	1,257,285,747		(2,351,608,785)	343,143,932	(817,231,213)

Net increase (decrease) in net assets resulting from operations	1,233,000,954		(2,088,443,524)	269,444,193	(856,936,710)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,497,199	)(b)	(235,713,618)	(443,027)	(70,317,271)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,346,108,170		(1,131,813,613)	152,539,087	(740,026,164)

NET ASSETS
Total increase (decrease) in net assets	2,552,611,925		(3,455,970,755)	421,540,253	(1,667,280,145)
Beginning of period	4,787,971,969		8,243,942,724	1,205,117,519	2,872,397,664

End of period	$7,340,583,894		$4,787,971,969	$1,626,657,772	$1,205,117,519

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,335,306	$16,501,890	$5,637,914	$15,767,766
Net realized loss	(9,331,757)	(45,701,591)	(12,717,214)	(31,166,482)
Net change in unrealized appreciation (depreciation)	65,109,241	(88,705,876)	129,099,601	(98,174,865)

Net increase (decrease) in net assets resulting from operations	58,112,790	(117,905,577)	122,020,301	(113,573,581)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,088,228)	(18,046,739)	(7,646,657)	(16,400,476)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,797,373)	(264,344,191)	(7,842,184)	(162,616,436)

NET ASSETS
Total increase (decrease) in net assets	10,227,189	(400,296,507)	106,531,460	(292,590,493)
Beginning of period	194,248,269	594,544,776	415,055,563	707,646,056

End of period	$204,475,458	$194,248,269	$521,587,023	$415,055,563

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,290,711)	$25,515,952
Net realized gain	11,410,454	92,850,960
Net change in unrealized appreciation (depreciation)	64,382,691	(441,212,857)

Net increase (decrease) in net assets resulting from operations	74,502,434	(322,845,945)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(28,291,725)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(119,923,340)	(60,433,692)

NET ASSETS
Total decrease in net assets	(45,420,906)	(411,571,362)
Beginning of period	1,351,808,499	1,763,379,861

End of period	$1,306,387,593	$1,351,808,499

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$35.23		$50.86		$39.52		$37.91	$41.29	$41.71

Net investment income(a)	0.17		1.06	(b)	1.21	(b)	0.55	1.05	1.03
Net realized and unrealized gain (loss)(c)	8.23		(15.04)		11.24		1.55	(3.22)	(0.23)

Net increase (decrease) from investment operations	8.40		(13.98)		12.45		2.10	(2.17)	0.80

Distributions from net investment income(d)	(0.17	)(e)	(1.65)		(1.11)		(0.49)	(1.21)	(1.22)

Net asset value, end of period	$43.46		$35.23		$50.86		$39.52	$37.91	$41.29

Total Return(f)
Based on net asset value	23.89	%(g)	(27.98	)%(b)	31.72	%(b)	5.61%	(5.22)%	1.87%

Ratios to Average Net Assets(h)
Total expenses	0.51	%(i)	0.53%		0.65%		0.51%	0.49%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.50%		0.50%		0.51%	0.49%	N/A

Net investment income	0.89	%(i)	2.39	%(b)	2.64	%(b)	1.46%	2.74%	2.36%

Supplemental Data
Net assets, end of period (000)	$7,340,584		$4,787,972		$8,243,943		$4,477,240	$5,231,511	$9,558,234

Portfolio turnover rate(j)		1%	6%		5%		5%	6%	5%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2022 and for the year ended August 31, 2021, respectively:

• Net investment income per share by $0.10 and $0.53, respectively.

• Total return by 0.22% and 1.07%, respectively.

• Ratio of net investment income to average net assets by 0.22% and 1.16%, respectively.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$21.83		$34.94	$30.16	$26.28	$30.36	$30.71

Net investment income(a)	0.09	(b)	0.59	0.56	0.50	0.65	0.64
Net realized and unrealized gain (loss)(c)	5.34		(12.63)	5.21	3.66	(3.99)	(0.16)

Net increase (decrease) from investment operations	5.43		(12.04)	5.77	4.16	(3.34)	0.48

Distributions from net investment income(d)		(0.01)	(1.07)	(0.99)	(0.28)	(0.74)	(0.83)

Net asset value, end of period	$27.25		$21.83	$34.94	$30.16	$26.28	$30.36

Total Return(e)
Based on net asset value	24.85	%(f)	(35.02)%	19.30%	15.98%	(11.07)%	1.52%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	0.77	%(b)(h)	1.98%	1.72%	1.85%	2.38%	1.99%

Supplemental Data
Net assets, end of period (000)	$1,626,658		$1,205,118	$2,872,398	$2,913,852	$2,002,685	$3,351,228

Portfolio turnover rate(i)		2%	7%	6%	4%	9%	6%

(a)	Based on average shares outstanding.
(b)	Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.02 per share and 0.17% of average net assets
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$23.12		$32.89	$25.76	$26.83	$27.18	$30.21

Net investment income(a)	0.30		1.08	0.83	0.43	1.00	0.82
Net realized and unrealized gain (loss)(b)	6.96		(9.58)	6.95	(1.05)	(0.12)	(2.86)

Net increase (decrease) from investment operations	7.26		(8.50)	7.78	(0.62)	0.88	(2.04)

Distributions from net investment income(c)		(0.42)	(1.27)	(0.65)	(0.45)	(1.23)	(0.99)

Net asset value, end of period	$29.96		$23.12	$32.89	$25.76	$26.83	$27.18

Total Return(d)
Based on net asset value	31.51	%(e)	(26.50)%	30.30%	(2.29)%	3.46%	(6.98)%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	2.30	%(g)	3.56%	2.70%	1.64%	3.72%	2.64%

Supplemental Data
Net assets, end of period (000)	$204,475		$194,248	$594,545	$208,645	$235,457	$405,625

Portfolio turnover rate(h)		21%	14%	13%	16%	13%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$21.79		$28.08	$23.15		$26.71	$29.85	$33.63

Net investment income(a)	0.28		0.75	0.84	(b)	0.77	1.04	0.99
Net realized and unrealized gain (loss)(c)	5.68		(6.23)	5.00		(3.44)	(3.26)	(3.72)

Net increase (decrease) from investment operations	5.96		(5.48)	5.84		(2.67)	(2.22)	(2.73)

Distributions from net investment income(d)		(0.37)	(0.81)	(0.91)		(0.89)	(0.92)	(1.05)

Net asset value, end of period	$27.38		$21.79	$28.08		$23.15	$26.71	$29.85

Total Return(e)
Based on net asset value	27.58	%(f)	(19.89)%	25.25	%(b)	(10.44)%	(7.53)%	(8.28)%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%	0.62%		0.51%	0.50%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.50%	0.50%		0.51%	N/A	N/A

Net investment income	2.39	%(h)	2.90%	3.10	%(b)	2.99%	3.65%	3.02%

Supplemental Data
Net assets, end of period (000)	$521,587		$415,056	$707,646		$468,824	$825,211	$875,442

Portfolio turnover rate(i)		10%	14%	34%		19%	12%	21%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:

• Net investment income per share by $0.18.

• Total return by 0.63%.

• Ratio of net investment income to average net assets by 0.65%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$40.66		$50.74	$41.87	$37.31	$34.91	$34.27

Net investment income (loss)(a)		(0.04)	0.76	0.75	0.73	0.72	0.66
Net realized and unrealized gain (loss)(b)	2.75		(9.98)	9.06	4.45	2.43	0.79

Net increase (decrease) from investment operations	2.71		(9.22)	9.81	5.18	3.15	1.45

Distributions from net investment income(c)	—		(0.86)	(0.94)	(0.62)	(0.75)	(0.81)

Net asset value, end of period	$43.37		$40.66	$50.74	$41.87	$37.31	$34.91

Total Return(d)
Based on net asset value	6.68	%(e)	(18.24)%	23.49%	14.07%	9.07%	4.43%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income (loss)	(0.20	)%(g)	1.62%	1.66%	1.89%	2.06%	1.91%

Supplemental Data
Net assets, end of period (000)	$1,306,388		$1,351,808	$1,763,380	$1,721,701	$1,138,036	$1,034,086

Portfolio turnover rate(h)		5%	8%	7%	16%	11%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Eurozone
Barclays Capital, Inc.	$2,904,044	$(2,904,044)	$—		$—
BofA Securities, Inc.	31,748	(31,748)	—		—
Citigroup Global Markets, Inc.	96,931	(96,931)	—		—
Goldman Sachs & Co. LLC	7,453,627	(7,453,627)	—		—
SG Americas Securities LLC	433,738	(433,738)	—		—

	$10,920,088	$(10,920,088)	$—		$—

MSCI Italy
BofA Securities, Inc.	$527,996	$(527,996)	$—		$—

MSCI Spain
Goldman Sachs & Co. LLC	$30,846	$(30,846)	$—		$—
SG Americas Securities LLC	24,011	(24,011)	—		—

	$54,857	$(54,857)	$—		$—

MSCI Switzerland
Goldman Sachs & Co. LLC	$625,876	$(625,876)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares MSCI Spain ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Eurozone	$27,134
MSCI Germany	5,045
MSCI Italy	401
MSCI Spain	190
MSCI Switzerland	82

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Eurozone	$23,437,903	$4,449,643	$(9,806,136)
MSCI Germany	3,534,369	1,267,177	(3,458,211)
MSCI Italy	9,936,565	10,520,845	(3,842,853)
MSCI Spain	10,613,845	10,760,487	(5,423,401)
MSCI Switzerland	10,661,550	31,428,419	(5,700,966)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$97,550,363	$73,831,675
MSCI Germany	30,971,263	22,067,134
MSCI Italy	43,202,775	42,271,302
MSCI Spain	46,944,604	51,384,663
MSCI Switzerland	62,060,172	69,339,240

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$1,320,286,025	$—
MSCI Germany	548,115,541	397,310,438
MSCI Italy	14,864,094	61,524,157
MSCI Spain	33,014,558	45,708,875
MSCI Switzerland	93,273,352	209,668,170

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Eurozone	$838,371,199
MSCI Germany	382,927,043
MSCI Italy	230,600,363
MSCI Spain	383,538,120
MSCI Switzerland	87,369,974

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$8,115,130,084	$505,933,009	$(1,254,600,631)	$(748,667,622)
MSCI Germany	2,185,350,310	62,399,529	(634,599,984)	(572,200,455)
MSCI Italy	244,415,729	8,418,184	(48,468,648)	(40,050,464)
MSCI Spain	614,029,301	21,330,893	(117,759,697)	(96,428,804)
MSCI Switzerland	1,309,097,002	99,558,506	(117,533,504)	(17,974,998)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Eurozone
Shares sold	33,000,000	$1,346,108,170	10,000,000	$449,784,384
Shares redeemed	—	—	(36,200,000)	(1,581,597,997)

	33,000,000	$1,346,108,170	(26,200,000)	$(1,131,813,613)

MSCI Germany
Shares sold	21,000,000	$554,824,198	12,300,000	$352,508,408
Shares redeemed	(16,500,000)	(402,285,111)	(39,300,000)	(1,092,534,572)

	4,500,000	$152,539,087	(27,000,000)	$(740,026,164)

MSCI Italy
Shares sold	600,000	$16,995,042	6,375,000	$198,941,840
Shares redeemed	(2,175,000)	(61,792,415)	(16,050,000)	(463,286,031)

	(1,575,000)	$(44,797,373)	(9,675,000)	$(264,344,191)

MSCI Spain
Shares sold	1,800,000	$40,455,924	3,675,000	$96,182,803
Shares redeemed	(1,800,000)	(48,298,108)	(9,825,000)	(258,799,239)

	—	$(7,842,184)	(6,150,000)	$(162,616,436)

MSCI Switzerland
Shares sold	2,125,000	$95,441,662	7,625,000	$371,978,601
Shares redeemed	(5,250,000)	(215,365,002)	(9,125,000)	(432,412,293)

	(3,125,000)	$(119,923,340)	(1,500,000)	$(60,433,692)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF and iShares MSCI Spain ETF are expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Funds shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Funds shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Eurozone ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone(a)	$0.165979	$—	$0.008920	$0.174899	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Hong Kong ETF | EWH | NYSE Arca

•  iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca

•  iShares MSCI Malaysia ETF | EWM | NYSE Arca

•  iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca

•  iShares MSCI Singapore ETF | EWS | NYSE Arca

•  iShares MSCI Taiwan ETF | EWT | NYSE Arca

•  iShares MSCI Thailand ETF | THD | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.30%	(7.54)%	(1.88)%	3.24%	(7.54)%	(9.05)%	37.60%
Fund Market	1.01	(7.58)	(1.83)	3.19	(7.58)	(8.80)	36.84
Index	1.13	(7.00)	(1.37)	3.81	(7.00)	(6.69)	45.28

Index performance through August 31, 2020 reflects the performance of the MSCI Hong Kong Index. Index performance beginning on September 1, 2020 reflects the performance of the MSCI Hong Kong 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,013.00	$ 2.55		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	42.3%
Real Estate	24.2
Industrials	14.2
Utilities	8.9
Consumer Discretionary	6.1
Consumer Staples	2.9
Communication Services	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

AIA Group Ltd.	22.9%
Hong Kong Exchanges & Clearing Ltd.	11.8
Sun Hung Kai Properties Ltd.	5.0
CK Hutchison Holdings Ltd.	4.1
Galaxy Entertainment Group Ltd.	3.8
Link REIT	3.6
Techtronic Industries Co. Ltd.	3.5
BOC Hong Kong Holdings Ltd.	3.3
Hang Seng Bank Ltd.	3.3
CK Asset Holdings Ltd.	3.3

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.31%	(8.64)%	(2.44)%	5.49%	(8.64)%	(11.60)%	70.67%
Fund Market	5.41	(9.10)	(2.24)	5.53	(9.10)	(10.73)	71.27
Index	4.57	(7.79)	(2.13)	5.85	(7.79)	(10.19)	76.54

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,053.10	$ 2.60		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	23.6%
Consumer Discretionary	17.2
Information Technology	10.9
Materials	10.4
Real Estate	10.3
Consumer Staples	9.2
Financials	7.5
Health Care	5.5
Communication Services	2.5
Utilities	2.0
Energy	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Sojitz Corp.	0.6%
Asics Corp.	0.5
Ebara Corp.	0.5
Fukuoka Financial Group Inc.	0.5
IHI Corp.	0.5
Kawasaki Kisen Kaisha Ltd.	0.5
Taiyo Yuden Co. Ltd.	0.5
Isetan Mitsukoshi Holdings Ltd.	0.5
Orix JREIT Inc.	0.5
Rohto Pharmaceutical Co. Ltd.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.81)%	(12.21)%	(5.74)%	(2.90)%	(12.21)%	(25.59)%	(25.48)%
Fund Market	(1.66)	(13.62)	(5.72)	(2.99)	(13.62)	(25.50)	(26.16)
Index	(1.82)	(11.61)	(5.41)	(2.60)	(11.61)	(24.28)	(23.14)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.90	$ 2.51		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	40.6%
Consumer Staples	12.7
Utilities	8.7
Communication Services	8.6
Materials	8.5
Industrials	7.5
Consumer Discretionary	5.1
Energy	3.4
Health Care	3.3
Information Technology	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Public Bank Bhd	14.0%
Malayan Banking Bhd	9.9
CIMB Group Holdings Bhd	9.0
Tenaga Nasional Bhd	5.6
Press Metal Aluminium Holdings Bhd	4.5
Petronas Chemicals Group Bhd	4.0
DiGi.Com Bhd	3.1
Hong Leong Bank Bhd	3.1
Petronas Gas Bhd	3.1
PPB Group Bhd	2.6

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.42%	(2.62)%	1.92%	2.76%	(2.62)%	9.99%	31.33%
Fund Market	5.72	(2.90)	2.10	2.79	(2.90)	10.95	31.70
Index	5.06	(1.54)	2.41	3.22	(1.54)	12.65	37.27

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,054.20	$ 2.44		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	37.7%
Materials	15.6
Real Estate	10.3
Health Care	7.6
Industrials	7.4
Consumer Discretionary	5.0
Consumer Staples	4.1
Energy	3.9
Communication Services	3.8
Utilities	3.2
Information Technology	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Australia	63.5%
Hong Kong	22.7
Singapore	12.0
New Zealand	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.26%	(6.26)%	(2.76)%	0.21%	(6.26)%	(13.08)%	2.11%
Fund Market	6.46	(6.51)	(2.66)	0.26	(6.51)	(12.60)	2.64
Index	6.37	(4.91)	(2.24)	0.69	(4.91)	(10.72)	7.07

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,062.60	$ 2.61		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	48.3%
Real Estate	18.2
Industrials	15.6
Communication Services	8.7
Consumer Staples	3.5
Consumer Discretionary	3.1
Information Technology	2.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

DBS Group Holdings Ltd.	20.1%
Oversea-Chinese Banking Corp. Ltd.	13.6
United Overseas Bank Ltd.	11.1
Singapore Telecommunications Ltd.	4.4
Sea Ltd.	4.3
CapitaLand Ascendas REIT	4.2
Singapore Airlines Ltd.	3.6
Wilmar International Ltd.	3.5
Singapore Exchange Ltd.	3.5
Keppel Corp. Ltd.	3.3

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.86%	(18.94)%	8.89%	9.18%	(18.94)%	53.12%	140.67%
Fund Market	2.65	(19.33)	9.27	9.06	(19.33)	55.75	138.11
Index	3.26	(16.88)	9.71	9.95	(16.88)	58.95	158.27

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,028.60	$ 2.97		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	57.7%
Financials	19.3
Materials	7.3
Industrials	4.8
Consumer Discretionary	4.1
Communication Services	3.2
Consumer Staples	2.1
Other (each representing less than 1%)	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Taiwan Semiconductor Manufacturing Co. Ltd.	21.8%
Hon Hai Precision Industry Co. Ltd.	4.6
MediaTek Inc.	3.9
United Microelectronics Corp.	2.3
Delta Electronics Inc.	2.2
Fubon Financial Holding Co. Ltd.	1.9
Chunghwa Telecom Co. Ltd.	1.8
CTBC Financial Holding Co. Ltd.	1.6
China Steel Corp.	1.6
Cathay Financial Holding Co. Ltd.	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.76%	(8.24)%	(4.33)%	0.21%	(8.24)%	(19.85)%	2.11%
Fund Market	2.59	(8.85)	(4.26)	0.25	(8.85)	(19.57)	2.52
Index	1.64	(7.62)	(4.10)	0.41	(7.62)	(18.88)	4.23

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,017.60	$ 2.95		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Energy	12.9%
Consumer Staples	11.3
Industrials	9.7
Materials	9.3
Utilities	9.2
Health Care	9.1
Financials	8.6
Consumer Discretionary	8.5
Communication Services	7.8
Real Estate	7.1
Information Technology	6.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

CP ALL PCL	6.0%
PTT Public Company Ltd.	5.3
Airports of Thailand PCL	5.2
Bangkok Dusit Medical Services PCL	4.8
Delta Electronics Thailand PCL	4.7
Siam Cement PCL (The)	4.2
Advanced Info Service PCL	4.0
PTT Exploration & Production PCL	3.4
Gulf Energy Development PCL	2.6
Central Pattana PCL	2.4

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.5%
BOC Hong Kong Holdings Ltd.	8,149,000	$27,579,030
Hang Seng Bank Ltd.	1,687,100	27,443,247

		55,022,277

Beverages — 1.5%
Budweiser Brewing Co. APAC Ltd.(a)	4,179,900	12,533,855

Building Products — 1.0%
Xinyi Glass Holdings Ltd.	4,797,000	8,969,166

Capital Markets — 12.6%
Futu Holdings Ltd., ADR(b)(c)	161,628	7,953,714
Hong Kong Exchanges & Clearing Ltd.	2,470,126	98,935,075

		106,888,789

Diversified Telecommunication Services — 1.4%
HKT Trust & HKT Ltd., Class SS	9,228,500	11,997,952

Electric Utilities — 6.1%
CK Infrastructure Holdings Ltd.	1,652,000	8,714,100
CLP Holdings Ltd.	3,627,200	25,650,887
Power Assets Holdings Ltd.	3,192,500	17,075,963

		51,440,950

Equity Real Estate Investment Trusts (REITs) — 3.6%
Link REIT	4,599,400	30,270,866

Food Products — 1.4%
WH Group Ltd.(a)	20,416,500	11,880,952

Gas Utilities — 2.8%
Hong Kong & China Gas Co. Ltd.	24,908,495	23,414,052

Hotels, Restaurants & Leisure — 6.0%
Galaxy Entertainment Group Ltd.	4,753,000	31,643,754
Sands China Ltd.(b)	5,609,600	19,468,739

		51,112,493

Industrial Conglomerates — 6.5%
CK Hutchison Holdings Ltd.	5,803,767	34,655,732
Jardine Matheson Holdings Ltd.	414,900	20,566,435

		55,222,167

Insurance — 22.7%
AIA Group Ltd.	18,096,200	192,326,575

Machinery — 3.5%
Techtronic Industries Co. Ltd.	2,954,647	29,426,113

Marine — 0.9%
SITC International Holdings Co. Ltd.	3,672,000	7,681,631

Real Estate Management & Development — 20.4%
CK Asset Holdings Ltd.	4,356,267	27,322,644
ESR Group Ltd.(a)	5,150,000	8,760,353

Security	Shares	Value

Real Estate Management & Development (continued)
Hang Lung Properties Ltd.	5,152,000	$9,936,552
Henderson Land Development Co. Ltd.	3,540,762	12,428,725
Hongkong Land Holdings Ltd.	2,700,700	12,354,528
New World Development Co. Ltd.	3,785,266	10,304,116
Sino Land Co. Ltd.	8,604,000	11,033,345
Sun Hung Kai Properties Ltd.	3,097,500	42,331,702
Swire Pacific Ltd., Class A	1,234,000	10,070,310
Swire Properties Ltd.	3,139,600	8,261,859
Wharf Real Estate Investment Co. Ltd.	3,765,150	20,643,662

		173,447,796

Road & Rail — 2.1%
MTR Corp. Ltd.	3,552,583	17,902,413

Total Common Stocks — 99.0% (Cost: $1,021,244,306)		839,538,047

Rights

Equity Real Estate Investment Trusts (REITs) — 0.1%
Link REIT (Expires 03/28/23, Strike Price HKD 44.20)(b)	910,900	858,748

Total Rights — 0.1% (Cost: $0)		858,748

Total Long-Term Investments — 99.1% (Cost: $1,021,244,306)		840,396,795

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	6,286,059	6,289,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	520,000	520,000

Total Short-Term Securities — 0.8% (Cost: $6,809,108)		6,809,831

Total Investments — 99.9% (Cost: $1,028,053,414)		847,206,626

Other Assets Less Liabilities — 0.1%		1,114,712

Net Assets — 100.0%		$848,321,338

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,288,690	(a)	$—		$418	$723	$6,289,831	6,286,059	$6,465	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,540,000	—		(1,020,000	)(a)	—	—	520,000	520,000	22,413		1

						$418	$723	$6,809,831		$28,878		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	12	03/17/23	$1,228	$1,880

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$698,489	$(1,573)(c)	$696,916	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/28	703,370	(88,906)(e)	656,863	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	8,501	4,665(g)	8,011	0.0	(h)

					$(85,814)	$1,361,790

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $0 of net dividends and financing fees.
(e)	Amount includes $(42,399) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $5,155 of net dividends, payable for referenced securities purchased and financing fees.
(h)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	55 basis points	55 basis points	55 basis points
Benchmarks:	HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Hong Kong ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	17,400	$696,916	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$696,916

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	16,400	$656,863	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$656,863

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	200	$8,011	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$8,011

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,880	$—	$—	$—	$1,880
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$4,665	$—	$—	$—	$4,665

	$—	$—	$6,545	$—	$—	$—	$6,545

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$90,479	$—	$—	$—	$90,479

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Hong Kong ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(106,095)	$—	$—	$—	$(106,095)
Swaps	—	—	1,187,999	—	—	—	1,187,999

	$—	$—	$1,081,904	$—	$—	$—	$1,081,904

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$114,832	$—	$—	$—	$114,832
Swaps	—	—	(85,814)	—	—	—	(85,814)

	$—	$—	$29,018	$—	$—	$—	$29,018

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,801,860
Total return swaps
Average notional value	$705,180

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$1,880	$—
Swaps—OTC(a)	4,665	90,479

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,545	90,479
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,880)	—

Total derivative assets and liabilities subject to an MNA	4,665	90,479

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)

JPMorgan Chase Bank NA	$4,665	$—	$—	$—	$4,665

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)

Goldman Sachs Bank USA	$1,573	$—	$—	$—	$1,573
HSBC Bank PLC	88,906	—	—	—	88,906

	$90,479	$—	$—	$—	$90,479

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$7,953,714	$831,584,333	$—	$839,538,047
Rights	—	858,748	—	858,748
Short-Term Securities
Money Market Funds	6,809,831	—	—	6,809,831

	$14,763,545	$832,443,081	$—	$847,206,626

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,880	$4,665	$—	$6,545
Liabilities
Equity Contracts	—	(90,479)	—	(90,479)

	$1,880	$(85,814)	$—	(83,934)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	3,000	$39,264
Hamakyorex Co. Ltd.	1,000	23,163
Konoike Transport Co. Ltd.	2,000	21,978
Mitsui-Soko Holdings Co. Ltd.	2,000	57,910
Sankyu Inc.	4,000	147,162
SBS Holdings Inc.	1,000	23,504
Senko Group Holdings Co. Ltd.	9,000	63,677
Trancom Co. Ltd.	1,000	49,024

		425,682

Auto Components — 3.4%
Exedy Corp.	3,000	39,802
FCC Co. Ltd.	3,000	32,887
G-Tekt Corp.	2,000	20,901
JTEKT Corp.	18,000	134,478
KYB Corp.	1,000	27,628
Musashi Seimitsu Industry Co. Ltd.	4,000	51,644
NGK Spark Plug Co. Ltd.	13,000	261,419
NHK Spring Co. Ltd.	17,000	113,220
Nifco Inc./Japan	7,000	184,544
Nippon Seiki Co. Ltd.	4,000	26,116
NOK Corp.	7,000	68,640
Pacific Industrial Co. Ltd.	4,000	34,154
Piolax Inc.	2,000	29,511
Seiren Co. Ltd.	4,000	70,302
Shoei Co. Ltd.	2,000	79,304
Stanley Electric Co. Ltd.	11,000	229,386
Sumitomo Riko Co. Ltd.	3,000	15,532
Sumitomo Rubber Industries Ltd.	15,000	135,054
Tokai Rika Co. Ltd.	4,000	45,843
Topre Corp.	3,000	26,351
Toyo Tire Corp.	9,000	106,538
Toyoda Gosei Co. Ltd.	6,000	97,737
Toyota Boshoku Corp.	6,000	93,335
TS Tech Co. Ltd.	8,000	101,486
Yokohama Rubber Co. Ltd. (The)	10,000	189,770

		2,215,582

Automobiles — 0.4%
Mitsubishi Motors Corp.(a)	57,000	224,781
Nissan Shatai Co. Ltd.	6,000	37,048

		261,829

Banks — 4.8%
77 Bank Ltd. (The)	5,000	89,078
Aichi Financial Group Inc., NVS	3,000	55,396
Aozora Bank Ltd.	10,000	193,659
Awa Bank Ltd. (The)	3,000	48,979
Bank of Kyoto Ltd. (The)	5,000	238,695
Chugin Financial Group Inc., NVS	12,000	84,181
Daishi Hokuetsu Financial Group Inc.	3,000	71,573
Fukuoka Financial Group Inc.	15,000	334,851
Gunma Bank Ltd. (The)	29,000	108,853
Hachijuni Bank Ltd. (The)	29,000	131,234
Hirogin Holdings Inc.	21,000	106,246
Hokkoku Financial Holdings Inc.	2,000	61,322
Hokuhoku Financial Group Inc.	10,000	77,163
Hyakugo Bank Ltd. (The)	17,000	52,313
Iyogin Holdings Inc., NVS	19,000	113,176
Juroku Financial Group Inc.	3,000	70,835
Keiyo Bank Ltd. (The)	8,000	38,045

Security	Shares	Value

Banks (continued)
Kiyo Bank Ltd. (The)	5,000	$59,844
Kyushu Financial Group Inc.	29,000	110,527
Mebuki Financial Group Inc.	78,000	209,678
Musashino Bank Ltd. (The)	2,000	37,250
Nanto Bank Ltd. (The)	2,000	39,523
Nishi-Nippon Financial Holdings Inc.	10,000	85,278
North Pacific Bank Ltd.	23,000	53,543
Ogaki Kyoritsu Bank Ltd. (The)	3,000	44,288
Okinawa Financial Group Inc.	2,000	35,091
San-in Godo Bank Ltd. (The)	12,000	74,758
Seven Bank Ltd.	50,000	100,586
Shiga Bank Ltd. (The)	3,000	64,115
Shinsei Bank Ltd.	5,000	91,027
Suruga Bank Ltd.	14,000	44,010
Toho Bank Ltd. (The)	15,000	26,669
Tokyo Kiraboshi Financial Group Inc.	2,000	42,716
TOMONY Holdings Inc.	12,000	34,717
Yamaguchi Financial Group Inc.	17,000	114,799

		3,144,018

Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	11,000	115,795
Ito En Ltd.	5,000	168,558
Sapporo Holdings Ltd.	5,000	117,489
Takara Holdings Inc.	12,000	94,696

		496,538

Biotechnology — 0.3%
GNI Group Ltd.(a)	3,997	31,620
PeptiDream Inc.(a)	8,000	108,563
Pharma Foods International Co. Ltd.	2,000	22,953
SanBio Co. Ltd.(a)	3,000	15,149
Takara Bio Inc.	4,000	50,954

		229,239

Building Products — 0.8%
Bunka Shutter Co. Ltd.	4,000	32,775
Central Glass Co. Ltd.	2,000	49,149
Nichias Corp.	5,000	98,597
Nichiha Corp.	2,000	38,632
Nitto Boseki Co. Ltd.	2,000	30,568
Noritz Corp.	2,000	24,183
Sanwa Holdings Corp.	16,000	168,659
Sekisui Jushi Corp.	2,000	29,017
Takara Standard Co. Ltd.	2,000	21,133
Takasago Thermal Engineering Co. Ltd.	4,000	61,518

		554,231

Capital Markets — 0.6%
GMO Financial Holdings Inc.	3,000	12,842
JAFCO Group Co. Ltd.	5,000	80,881
M&A Capital Partners Co. Ltd.(a)	1,000	28,906
Matsui Securities Co. Ltd.	10,000	59,535
Monex Group Inc.	15,000	54,960
Okasan Securities Group Inc.	14,000	44,926
SPARX Group Co. Ltd.	2,000	23,447
Strike Co. Ltd.	1,000	27,843
Tokai Tokyo Financial Holdings Inc.	17,000	47,563
WealthNavi Inc.(a)(b)	2,000	18,745

		399,648

Chemicals — 6.7%
ADEKA Corp.	8,000	129,806
Aica Kogyo Co. Ltd.	4,000	90,899

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Air Water Inc.	16,000	$192,366
C Uyemura & Co. Ltd.	1,000	45,527
C.I. Takiron Corp.	4,000	14,924
Chugoku Marine Paints Ltd.	3,000	24,694
Daicel Corp.	22,000	152,747
Denka Co. Ltd.	6,000	126,705
DIC Corp.	6,000	107,111
Fujimi Inc.	1,000	47,934
Fujimori Kogyo Co. Ltd.	1,000	23,121
Fuso Chemical Co. Ltd.	2,000	54,487
JCU Corp.	2,000	46,949
Kaneka Corp.	4,000	100,511
Kansai Paint Co. Ltd.	15,000	201,219
Kanto Denka Kogyo Co. Ltd.	3,000	22,278
KeePer Technical Laboratory Co. Ltd.	1,000	28,674
KH Neochem Co. Ltd.	3,000	56,348
Konishi Co. Ltd.	3,000	40,953
Kumiai Chemical Industry Co. Ltd.	6,049	38,346
Kuraray Co. Ltd.	27,000	242,176
Kureha Corp.	1,400	86,750
Lintec Corp.	3,000	49,166
Mitsubishi Gas Chemical Co. Inc.	13,000	184,165
Nihon Parkerizing Co. Ltd.	7,000	52,358
Nippon Kayaku Co. Ltd.	11,000	96,597
Nippon Pillar Packing Co. Ltd.	1,000	25,302
Nippon Shokubai Co. Ltd.	2,000	83,011
Nippon Soda Co. Ltd.	2,000	67,842
NOF Corp.	6,000	255,235
Okamoto Industries Inc.	1,000	28,636
Osaka Organic Chemical Industry Ltd.	1,000	14,689
Osaka Soda Co. Ltd.	1,000	31,606
Sakata INX Corp.	3,000	22,776
Sanyo Chemical Industries Ltd.	1,000	31,532
Shikoku Chemicals Corp.	2,000	18,710
Shin-Etsu Polymer Co. Ltd.	4,000	39,730
Showa Denko KK	15,000	246,337
Sumitomo Bakelite Co. Ltd.	3,000	104,770
T Hasegawa Co. Ltd.	3,000	64,647
Taiyo Holdings Co. Ltd.	3,000	52,084
Takasago International Corp.	1,000	18,619
Teijin Ltd.	15,000	155,859
Tenma Corp.	1,000	17,258
Toagosei Co. Ltd.	8,000	73,619
Tokai Carbon Co. Ltd.	17,000	165,992
Tokuyama Corp.	5,000	79,706
Tokyo Ohka Kogyo Co. Ltd.	3,000	158,353
Toyo Gosei Co. Ltd.	400	26,926
Toyo Ink SC Holdings Co. Ltd.	3,000	42,608
Toyobo Co. Ltd.	7,000	55,065
UBE Corp.	8,000	119,980
W-Scope Corp.(a)(b)	4,000	37,634
Zeon Corp.	11,000	104,042

		4,399,379

Commercial Services & Supplies — 1.8%
Aeon Delight Co. Ltd.	2,000	43,634
Daiseki Co. Ltd.	4,012	120,535
Duskin Co. Ltd.	4,000	91,062
Japan Elevator Service Holdings Co. Ltd.	5,000	73,220
Kokuyo Co. Ltd.	7,000	96,320
Matsuda Sangyo Co. Ltd.	1,060	17,868

Security	Shares	Value

Commercial Services & Supplies (continued)
Midac Holdings Co. Ltd.	1,000	$20,253
Mitsubishi Pencil Co. Ltd.	3,000	32,463
Nippon Kanzai Co. Ltd.	2,000	38,029
Nippon Parking Development Co. Ltd.	16,000	30,177
Okamura Corp.	5,000	50,348
Park24 Co. Ltd.(a)	11,000	161,167
Pilot Corp.	2,000	64,273
Prestige International Inc.	8,000	37,240
Raksul Inc.(a)(b)	4,000	39,980
Sato Holdings Corp.	2,000	33,199
Sohgo Security Services Co. Ltd.	6,000	157,484
TRE Holdings Corp.	4,000	44,555

		1,151,807

Construction & Engineering — 3.5%
Chiyoda Corp.(a)	13,000	39,667
Chudenko Corp.	2,000	31,672
COMSYS Holdings Corp.	9,000	163,728
Daiho Corp.	1,000	28,216
EXEO Group Inc.	8,000	140,374
Hazama Ando Corp.	14,000	90,242
INFRONEER Holdings Inc.	21,040	159,523
JDC Corp.	4,000	16,419
JGC Holdings Corp.	19,000	244,533
Kandenko Co. Ltd.	8,000	52,491
Kinden Corp.	10,000	112,279
Kumagai Gumi Co. Ltd.	3,000	61,275
Kyudenko Corp.	4,000	101,032
MIRAIT ONE corp.	8,000	89,520
Nippon Densetsu Kogyo Co. Ltd.	3,000	33,547
Nippon Road Co. Ltd. (The)	400	20,610
Nishimatsu Construction Co. Ltd.	3,000	80,147
Okumura Corp.	3,000	72,368
Penta-Ocean Construction Co. Ltd.	23,000	109,611
Raito Kogyo Co. Ltd.	3,000	43,114
Raiznext Corp.	2,000	20,241
Sanki Engineering Co. Ltd.	3,000	33,659
SHO-BOND Holdings Co. Ltd.	3,000	118,331
Sumitomo Densetsu Co. Ltd.	1,000	17,805
Sumitomo Mitsui Construction Co. Ltd.	12,000	37,609
Taihei Dengyo Kaisha Ltd.	1,000	28,506
Taikisha Ltd.	2,000	52,627
Takamatsu Construction Group Co. Ltd.	1,000	14,728
Toa Corp./Tokyo	1,000	19,488
Toda Corp.	18,000	93,813
Toenec Corp.	1,000	25,046
Tokyu Construction Co. Ltd.	7,040	35,755
Totetsu Kogyo Co. Ltd.	2,000	40,276
Toyo Construction Co. Ltd.	5,000	32,549
Yokogawa Bridge Holdings Corp.	3,000	45,238
Yurtec Corp.	3,000	16,650

		2,322,689

Construction Materials — 0.5%
Maeda Kosen Co. Ltd.	1,000	24,189
Mitani Sekisan Co. Ltd.	1,000	32,170
Sumitomo Osaka Cement Co. Ltd.	3,000	83,806
Taiheiyo Cement Corp.	10,000	183,857

		324,022

Consumer Finance — 1.0%
AEON Financial Service Co. Ltd.	9,000	85,440

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Aiful Corp.	27,000	$73,771
Credit Saison Co. Ltd.	13,000	177,181
J Trust Co. Ltd.	6,000	21,416
Jaccs Co. Ltd.	2,000	65,132
Marui Group Co. Ltd.	15,000	228,454
Orient Corp.	4,300	36,880

		688,274

Containers & Packaging — 0.6%
FP Corp.	4,100	103,924
Fuji Seal International Inc.	4,000	48,562
Rengo Co. Ltd.	16,000	103,962
Toyo Seikan Group Holdings Ltd.	11,000	143,141

		399,589

Distributors — 0.3%
Arata Corp.	1,000	29,654
Doshisha Co. Ltd.	2,000	26,887
PALTAC Corp.	3,000	109,115

		165,656

Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	6,000	88,794
LITALICO Inc.	2,000	37,733
Riso Kyoiku Co. Ltd.	9,000	22,143

		148,670

Diversified Financial Services — 1.0%
eGuarantee Inc.	3,000	50,078
Financial Products Group Co. Ltd.	5,000	43,119
Fuyo General Lease Co. Ltd.	1,500	103,328
Japan Securities Finance Co. Ltd.	8,000	61,614
Mizuho Leasing Co. Ltd.	2,000	53,817
Ricoh Leasing Co. Ltd.	1,000	29,553
Tokyo Century Corp.	3,000	100,337
Zenkoku Hosho Co. Ltd.	5,000	190,492

		632,338

Diversified Telecommunication Services — 0.4%
ARTERIA Networks Corp.	2,000	19,006
Internet Initiative Japan Inc.	9,000	180,278
JTOWER Inc.(a)(b)	1,000	40,372
Usen-Next Holdings Co. Ltd.	1,000	18,381
Vision Inc./Tokyo Japan(a)	3,000	35,861

		293,898

Electric Utilities — 1.0%
Chugoku Electric Power Co. Inc. (The)	23,000	113,119
Hokkaido Electric Power Co. Inc.	15,000	51,944
Hokuriku Electric Power Co.	14,000	55,667
Kyushu Electric Power Co. Inc.	35,000	185,831
Okinawa Electric Power Co. Inc. (The)	4,092	30,946
Shikoku Electric Power Co. Inc.	13,000	69,674
Tohoku Electric Power Co. Inc.	38,000	180,871

		688,052

Electrical Equipment — 1.3%
Daihen Corp.	2,000	62,794
Fujikura Ltd.	20,000	141,797
Furukawa Electric Co. Ltd.	6,000	104,880
GS Yuasa Corp.	5,000	90,108
Idec Corp./Japan	2,000	47,927
Mabuchi Motor Co. Ltd.	4,000	110,744
Nippon Carbon Co. Ltd.	1,000	30,590
Nissin Electric Co. Ltd.	4,000	49,784

Security	Shares	Value

Electrical Equipment (continued)
Nitto Kogyo Corp.	2,000	$38,912
Sanyo Denki Co. Ltd.	1,000	41,534
Toyo Tanso Co. Ltd.	1,000	32,847
Ushio Inc.	8,000	91,405

		843,322

Electronic Equipment, Instruments & Components — 4.0%
Ai Holdings Corp.	3,000	49,794
Alps Alpine Co. Ltd.	17,000	161,481
Amano Corp.	4,000	73,973
Anritsu Corp.	11,000	100,409
Canon Electronics Inc.	2,000	25,948
Canon Marketing Japan Inc.	4,000	88,396
Citizen Watch Co. Ltd.	20,000	121,062
Daiwabo Holdings Co. Ltd.	7,000	108,175
Dexerials Corp.	5,000	97,964
Hakuto Co. Ltd.	1,000	37,457
Hioki E.E. Corp.	1,000	58,592
Horiba Ltd.	3,000	159,952
Hosiden Corp.	4,000	48,963
Iriso Electronics Co. Ltd.	2,000	69,954
Japan Aviation Electronics Industry Ltd.	4,000	66,403
Japan Display Inc.(a)	64,000	19,313
Kaga Electronics Co. Ltd.	1,000	35,870
Koa Corp.	2,000	27,188
Macnica Holdings Inc.	4,000	110,659
Maruwa Co. Ltd./Aichi	1,000	128,577
Maxell Ltd.	4,000	42,667
Meiko Electronics Co. Ltd.	2,000	40,606
Nichicon Corp.	4,000	39,628
Nippon Ceramic Co. Ltd.	1,600	31,152
Nippon Electric Glass Co. Ltd.	7,000	130,282
Nippon Signal Company Ltd.	3,000	22,801
Nissha Co. Ltd.	3,000	39,909
Nohmi Bosai Ltd.	2,000	24,212
Oki Electric Industry Co. Ltd.	6,000	31,307
Optex Group Co. Ltd.	3,000	45,169
Restar Holdings Corp.	1,000	17,033
Riken Keiki Co. Ltd.	1,000	36,948
Ryosan Co. Ltd.	1,300	29,596
Ryoyo Electro Corp.	1,000	18,538
Siix Corp.	2,000	21,881
Taiyo Yuden Co. Ltd.	10,000	302,820
Topcon Corp.	9,000	118,373
Yokowo Co. Ltd.	1,000	14,588

		2,597,640

Energy Equipment & Services — 0.0%
Modec Inc.(a)	2,000	22,123

Entertainment — 0.9%
Avex Inc.	3,000	35,500
Bushiroad Inc.	2,000	10,647
COLOPL Inc.	5,000	21,841
Daiichikosho Co. Ltd.	3,000	95,360
DeNA Co. Ltd.	7,000	89,903
GungHo Online Entertainment Inc.	4,000	72,043
Mixi Inc.	3,000	58,957
Shochiku Co. Ltd.	1,000	80,515
Toei Animation Co. Ltd.(b)	700	70,014
Toei Co. Ltd.	500	63,535

		598,315

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 8.4%
Activia Properties Inc.	60	$172,930
Advance Logistics Investment Corp.	50	50,089
Advance Residence Investment Corp.	110	270,229
AEON REIT Investment Corp.	140	152,992
Comforia Residential REIT Inc.	50	115,120
CRE Logistics REIT Inc.	50	64,923
Daiwa Office Investment Corp.	30	134,795
Daiwa Securities Living Investments Corp.	160	133,100
Frontier Real Estate Investment Corp.	40	147,454
Fukuoka REIT Corp.	50	60,433
Global One Real Estate Investment Corp.	80	63,957
Hankyu Hanshin REIT Inc.	50	52,749
Heiwa Real Estate REIT Inc.	80	92,308
Hoshino Resorts REIT Inc.	20	110,906
Hulic Reit Inc.	110	123,174
Ichigo Office REIT Investment Corp.	100	65,088
Industrial & Infrastructure Fund Investment Corp.	170	179,218
Invincible Investment Corp.	520	209,566
Japan Excellent Inc.	100	89,284
Japan Hotel REIT Investment Corp.	380	214,775
Japan Logistics Fund Inc.	70	151,307
Japan Prime Realty Investment Corp.	70	184,748
Kenedix Office Investment Corp.	80	187,708
Kenedix Residential Next Investment Corp.	80	120,843
Kenedix Retail REIT Corp.	50	90,964
LaSalle Logiport REIT	150	170,527
Mirai Corp.	150	49,294
Mitsubishi Estate Logistics REIT Investment Corp.	40	118,383
Mitsui Fudosan Logistics Park Inc.	51	170,023
Mori Hills REIT Investment Corp.	130	146,232
Mori Trust Hotel Reit Inc.(a)	30	30,734
Mori Trust Sogo REIT Inc.	160	89,064
Nippon Accommodations Fund Inc.	43	191,613
NIPPON REIT Investment Corp.	40	97,803
NTT UD REIT Investment Corp.	120	119,749
One REIT Inc.	20	35,245
Orix JREIT Inc.	220	294,567
Samty Residential Investment Corp.	30	24,878
Sekisui House Reit Inc.	360	190,604
SOSiLA Logistics REIT Inc.	60	57,923
Star Asia Investment Corp.	150	60,456
Starts Proceed Investment Corp.	20	34,557
Takara Leben Real Estate Investment Corp.	50	33,181
Tokyu REIT Inc.	80	114,733
United Urban Investment Corp.	250	276,136

		5,544,362

Food & Staples Retailing — 2.8%
Aeon Hokkaido Corp.	4,000	25,057
Ain Holdings Inc.	2,000	83,138
Arcs Co. Ltd.	3,000	47,752
Axial Retailing Inc.	1,000	25,464
Belc Co. Ltd.	1,000	39,416
Cawachi Ltd.	1,000	17,140
Cosmos Pharmaceutical Corp.	2,000	183,328
Create SD Holdings Co. Ltd.	2,000	49,573
Daikokutenbussan Co. Ltd.	500	18,760
Fuji Co. Ltd./Ehime	2,000	26,080
G-7 Holdings Inc.	2,000	21,096
Genky DrugStores Co. Ltd.	1,000	29,779
Halows Co. Ltd.	1,000	23,768

Security	Shares	Value

Food & Staples Retailing (continued)
Heiwado Co. Ltd.	2,000	$31,307
Inageya Co. Ltd.	2,000	20,105
Kato Sangyo Co. Ltd.	2,000	52,836
Kusuri no Aoki Holdings Co. Ltd.	1,400	71,854
Lawson Inc.	4,000	157,316
Life Corp.	1,000	20,295
Maxvalu Tokai Co. Ltd.	1,000	20,021
Mitsubishi Shokuhin Co. Ltd.	1,000	23,804
Oisix ra daichi Inc.(a)	2,000	35,029
Retail Partners Co. Ltd.	2,000	18,856
San-A Co. Ltd.	2,000	61,644
Shoei Foods Corp.	1,000	31,090
Sugi Holdings Co. Ltd.	3,000	125,582
Sundrug Co. Ltd.	6,000	162,448
Tsuruha Holdings Inc.	3,000	211,271
United Super Markets Holdings Inc.	4,000	32,913
Valor Holdings Co. Ltd.	3,000	43,219
Yaoko Co. Ltd.	2,000	100,743
Yokorei Co. Ltd.	4,000	29,455

		1,840,139

Food Products — 3.9%
Ariake Japan Co. Ltd.	2,000	70,052
Calbee Inc.	7,000	138,800
DyDo Group Holdings Inc.	1,000	34,945
Ezaki Glico Co. Ltd.	4,000	100,429
Fuji Oil Holdings Inc.	4,000	57,393
Fujicco Co. Ltd.	2,000	27,181
Fujiya Co. Ltd.(b)	1,000	17,753
Hokuto Corp.	2,000	27,673
House Foods Group Inc.	5,000	99,125
Itoham Yonekyu Holdings Inc.	13,000	68,161
J-Oil Mills Inc.	2,000	23,202
Kagome Co. Ltd.	6,000	132,577
Kameda Seika Co. Ltd.	1,000	30,908
Kewpie Corp.	8,000	129,297
Kotobuki Spirits Co. Ltd.	2,000	128,553
Maruha Nichiro Corp.	4,000	71,209
Megmilk Snow Brand Co. Ltd.	4,000	51,900
Mitsui DM Sugar Holdings Co. Ltd.	1,000	15,288
Morinaga & Co. Ltd./Japan	3,000	86,530
Morinaga Milk Industry Co. Ltd.	3,000	101,762
NH Foods Ltd.	7,000	193,286
Nichirei Corp.	9,000	177,680
Nippn Corp., New	4,000	47,557
Nippon Suisan Kaisha Ltd.	24,000	96,195
Nisshin Oillio Group Ltd. (The)	2,000	48,905
Prima Meat Packers Ltd.	2,000	31,444
Riken Vitamin Co. Ltd.	2,000	30,491
S Foods Inc.	1,000	20,467
Sakata Seed Corp.	2,000	59,689
Showa Sangyo Co. Ltd.	1,000	18,915
Toyo Suisan Kaisha Ltd.	7,000	283,192
Yamazaki Baking Co. Ltd.	10,000	116,092

		2,536,651

Gas Utilities — 0.4%
Nippon Gas Co. Ltd.	9,000	125,728
Saibu Gas Holdings Co. Ltd.	2,000	26,888
Shizuoka Gas Co. Ltd.	3,000	24,863

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Toho Gas Co. Ltd.	6,000	$112,557

		290,036

Health Care Equipment & Supplies — 1.4%
CYBERDYNE Inc.(a)(b)	9,000	19,615
Eiken Chemical Co. Ltd.	3,000	34,383
Hogy Medical Co. Ltd.	2,000	47,256
Japan Lifeline Co. Ltd.	5,000	33,942
Jeol Ltd.	4,000	124,509
Mani Inc.	6,000	81,491
Menicon Co. Ltd.	5,000	107,128
Nagaileben Co. Ltd.	2,000	28,813
Nakanishi Inc.	6,000	124,206
Nihon Kohden Corp.	7,000	175,354
Nipro Corp.	12,000	91,271
Paramount Bed Holdings Co. Ltd.	3,000	52,472
PHC Holdings Corp.	2,000	21,137

		941,577

Health Care Providers & Services — 1.6%
Alfresa Holdings Corp.	14,000	169,074
Amvis Holdings Inc.(b)	2,000	48,140
As One Corp.	2,000	83,366
BML Inc.	2,000	46,485
Elan Corp.	3,000	23,745
H.U. Group Holdings Inc.	4,000	78,718
Medipal Holdings Corp.	16,000	209,701
Ship Healthcare Holdings Inc.	7,000	126,342
Solasto Corp.	4,000	19,906
Suzuken Co. Ltd.	5,000	126,263
Toho Holdings Co. Ltd.	5,000	80,849
Tokai Corp./Gifu	2,000	27,996

		1,040,585

Health Care Technology — 0.2%
EM Systems Co. Ltd.	3,000	18,821
JMDC Inc.	2,200	69,462
Medley Inc.(a)	2,000	58,668

		146,951

Hotels, Restaurants & Leisure — 3.5%
Airtrip Corp.	1,000	18,008
Arcland Service Holdings Co. Ltd.	1,000	16,193
Atom Corp.(a)(b)	10,000	59,778
Colowide Co. Ltd.	6,000	84,649
Create Restaurants Holdings Inc.	10,000	72,512
Curves Holdings Co. Ltd.	4,000	22,556
Doutor Nichires Holdings Co. Ltd.	3,000	41,135
Food & Life Companies Ltd.	9,000	227,760
Fuji Kyuko Co. Ltd.	2,000	61,624
Fujio Food Group Inc.(a)	1,000	9,809
Heiwa Corp.	5,016	94,129
Hiday Hidaka Corp.	2,084	30,549
HIS Co. Ltd.(a)(b)	4,000	59,845
Ichibanya Co. Ltd.	1,000	34,297
Kappa Create Co. Ltd.(a)	2,000	21,281
KFC Holdings Japan Ltd.	1,000	20,582
Kisoji Co. Ltd.	2,000	32,233
KOMEDA Holdings Co. Ltd.	4,000	69,096
Koshidaka Holdings Co. Ltd.	4,000	27,474
Kura Sushi Inc.(b)	2,000	46,982
Kyoritsu Maintenance Co. Ltd.	2,480	98,194
Matsuyafoods Holdings Co. Ltd.	1,000	28,970

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Monogatari Corp. (The)	3,000	$55,384
MOS Food Services Inc.	2,000	45,300
Ohsho Food Service Corp.	1,000	44,722
Open Door Inc.(a)(b)	1,000	11,641
Resorttrust Inc.	7,000	109,438
Ringer Hut Co. Ltd.(a)(b)	2,000	32,375
Round One Corp.	18,000	68,381
Royal Holdings Co. Ltd.	3,000	57,349
Saizeriya Co. Ltd.	2,000	45,013
Skylark Holdings Co. Ltd.(a)	19,000	222,386
Tokyotokeiba Co. Ltd.	1,000	27,748
Toridoll Holdings Corp.	4,000	80,046
Yoshinoya Holdings Co. Ltd.	6,000	103,168
Zensho Holdings Co. Ltd.	8,000	225,239

		2,305,846

Household Durables — 2.4%
Casio Computer Co. Ltd.	16,000	156,821
Chofu Seisakusho Co. Ltd.	1,000	15,530
ES-Con Japan Ltd.	3,000	18,744
Fujitsu General Ltd.	5,000	140,027
Haseko Corp.	20,000	229,505
Ki-Star Real Estate Co. Ltd.	1,000	31,329
Nagawa Co. Ltd.(b)	1,000	55,924
Nikon Corp.	25,000	247,617
Pressance Corp.	2,000	25,112
Rinnai Corp.	3,000	210,428
Sangetsu Corp.	3,000	54,485
Sumitomo Forestry Co. Ltd.	12,000	230,268
Tama Home Co. Ltd.	1,000	24,941
Tamron Co. Ltd.	1,000	23,818
Token Corp.	1,000	56,786
Zojirushi Corp.	3,000	36,264

		1,557,599

Household Products — 0.6%
Earth Corp.	1,000	35,215
Lion Corp.	20,000	215,766
Pigeon Corp.	10,000	154,254

		405,235

Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	12,000	191,257
eRex Co. Ltd.	3,000	41,872
RENOVA Inc.(a)	3,000	46,238
West Holdings Corp.	2,080	51,195

		330,562

Industrial Conglomerates — 0.6%
Katakura Industries Co. Ltd.	1,000	12,942
Keihan Holdings Co. Ltd.	8,000	196,856
Mie Kotsu Group Holdings Inc.	4,000	14,976
Nisshinbo Holdings Inc.	11,000	81,615
Noritsu Koki Co. Ltd.	2,000	32,681
TOKAI Holdings Corp.	8,000	51,524

		390,594

Insurance — 0.1%
Anicom Holdings Inc.	6,000	24,197
LIFENET INSURANCE Co.(a)	4,000	34,255

		58,452

Interactive Media & Services — 0.4%
Bengo4.com Inc.(a)(b)	1,000	17,773
Gree Inc.	5,000	26,763

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Infocom Corp.	2,000	$35,257
Kakaku.com Inc.	11,000	164,166

		243,959

Internet & Direct Marketing Retail — 0.4%
ASKUL Corp.	3,000	37,926
Belluna Co. Ltd.	4,000	20,389
Demae-Can Co. Ltd.(a)(b)	4,000	14,113
Mercari Inc.(a)	9,000	159,520

		231,948

IT Services — 2.5%
Argo Graphics Inc.	1,000	27,563
Bell System24 Holdings Inc.	3,000	31,826
BIPROGY Inc.	6,000	132,955
Change Inc.	3,000	55,099
Comture Corp.	2,000	32,715
Digital Garage Inc.	3,000	99,049
DTS Corp.	3,000	69,719
Future Corp.	4,000	51,586
GMO GlobalSign Holdings KK(b)	1,000	29,669
GMO internet group Inc.	6,000	111,341
Infomart Corp.	17,000	37,737
Information Services International-Dentsu Ltd.	2,000	69,135
Kanematsu Electronics Ltd.	1,000	45,442
Mitsubishi Research Institute Inc.	1,000	38,054
NEC Networks & System Integration Corp.	6,000	73,571
NET One Systems Co. Ltd.	7,000	159,756
NS Solutions Corp.	3,000	78,182
NSD Co. Ltd.	5,000	86,281
Relia Inc.	3,000	32,113
SB Technology Corp.	1,000	14,761
SHIFT Inc.(a)	1,000	165,556
Simplex Holdings Inc.	2,000	33,525
TechMatrix Corp.	3,000	32,554
TKC Corp.	2,000	53,957
Transcosmos Inc.	2,000	49,183
Zuken Inc.	1,000	25,751

		1,637,080

Leisure Products — 1.0%
Fields Corp.	1,000	30,627
GLOBERIDE Inc.	2,000	37,676
Mizuno Corp.	2,000	46,209
Roland Corp.	1,000	28,760
Sankyo Co. Ltd.	3,000	122,260
Sega Sammy Holdings Inc.	13,000	222,251
Snow Peak Inc.(b)	2,000	32,396
Tomy Co. Ltd.	7,000	68,407
Universal Entertainment Corp.(a)	2,000	34,630
Yonex Co. Ltd.	5,000	48,504

		671,720

Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	2,000	41,446

Machinery — 7.2%
Aichi Corp.	2,000	11,585
Aida Engineering Ltd.	4,000	23,561
Amada Co. Ltd.	29,000	263,904
CKD Corp.	4,000	61,795
Daiwa Industries Ltd.	2,000	19,827
DMG Mori Co. Ltd.	10,000	160,857
Ebara Corp.	8,000	339,977

Security	Shares	Value

Machinery (continued)
Fuji Corp./Aichi	6,000	$90,871
Fujitec Co. Ltd.(b)	5,000	115,598
Fukushima Galilei Co. Ltd.	1,000	31,932
Furukawa Co. Ltd.	2,000	20,376
Giken Ltd.	2,000	41,139
Glory Ltd.	4,000	81,372
Harmonic Drive Systems Inc.	4,000	141,931
Hino Motors Ltd.(a)	24,000	97,603
Hirata Corp.	1,000	49,330
Hitachi Zosen Corp.	14,000	93,067
IHI Corp.	12,000	311,627
Japan Steel Works Ltd. (The)	5,000	94,007
Kawasaki Heavy Industries Ltd.	13,000	284,078
Kitz Corp.	5,000	32,500
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	32,230
Makino Milling Machine Co. Ltd.	2,000	72,419
Max Co. Ltd.	2,000	31,806
Meidensha Corp.	3,000	43,224
METAWATER Co. Ltd.	2,000	24,484
Mitsubishi Logisnext Co. Ltd.	2,000	11,834
Mitsuboshi Belting Ltd.	2,000	58,305
Miura Co. Ltd.	7,000	168,917
Morita Holdings Corp.	3,000	26,800
Nabtesco Corp.	9,000	232,603
Nachi-Fujikoshi Corp.	1,000	28,912
Nikkiso Co. Ltd.	4,000	28,401
Nitta Corp.	2,000	44,001
Noritake Co. Ltd./Nagoya Japan	1,000	33,260
NSK Ltd.	33,000	182,783
NTN Corp.	34,000	84,087
Obara Group Inc.	1,000	28,672
Oiles Corp.	2,096	25,354
OKUMA Corp.	2,000	80,516
Organo Corp.	2,400	59,882
OSG Corp.	7,000	99,723
Shibaura Machine Co. Ltd.	2,000	46,492
Shibuya Corp.	1,000	17,601
Shima Seiki Manufacturing Ltd.	2,000	27,265
Shinmaywa Industries Ltd.	4,000	33,011
Star Micronics Co. Ltd.	3,000	38,054
Sumitomo Heavy Industries Ltd.	9,000	211,887
Tadano Ltd.	8,000	60,891
Takeuchi Manufacturing Co. Ltd.	3,000	64,082
Takuma Co. Ltd.	5,000	50,346
THK Co. Ltd.	10,000	223,957
Tocalo Co. Ltd.	5,000	46,350
Tsubakimoto Chain Co.	2,000	46,851
Tsugami Corp.	3,000	32,381
Union Tool Co.	1,000	23,733
YAMABIKO Corp.	3,000	27,820

		4,715,871

Marine — 0.6%
Iino Kaiun Kaisha Ltd.	7,000	55,687
Kawasaki Kisen Kaisha Ltd.	13,000	311,326
NS United Kaiun Kaisha Ltd.	1,000	32,428

		399,441

Media — 0.7%
Direct Marketing MiX Inc.	2,000	21,612
Fuji Media Holdings Inc.	4,000	33,568
Kadokawa Corp.	8,016	159,651

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Nippon Television Holdings Inc.	5,000	$41,159
Septeni Holdings Co. Ltd.	5,000	12,284
SKY Perfect JSAT Holdings Inc.	14,000	53,134
TBS Holdings Inc.	3,000	39,408
TV Asahi Holdings Corp.	2,000	21,336
ValueCommerce Co. Ltd.	1,000	12,310
Vector Inc.	2,000	20,427
Zenrin Co. Ltd.	3,000	18,531

		433,420

Metals & Mining — 2.2%
Asahi Holdings Inc.	6,000	87,783
Daido Steel Co. Ltd.	2,000	78,569
Daiki Aluminium Industry Co. Ltd.	2,000	21,247
Dowa Holdings Co. Ltd.	5,000	163,129
Kobe Steel Ltd.	29,000	196,669
Kyoei Steel Ltd.	2,000	23,924
Maruichi Steel Tube Ltd.	5,000	108,635
Mitsubishi Materials Corp.	10,000	155,670
Mitsui Mining & Smelting Co. Ltd.	5,000	123,373
Nippon Light Metal Holdings Co. Ltd.	5,000	54,485
Nittetsu Mining Co. Ltd.	1,000	26,935
OSAKA Titanium Technologies Co. Ltd.(b)	2,000	40,132
Pacific Metals Co. Ltd.	1,000	14,267
Sanyo Special Steel Co. Ltd.	2,000	38,509
Toho Titanium Co. Ltd.	3,000	43,564
Tokyo Steel Manufacturing Co. Ltd.	5,000	55,262
UACJ Corp.	3,014	59,085
Yamato Kogyo Co. Ltd.	3,000	120,257
Yodogawa Steel Works Ltd.	2,000	39,753

		1,451,248

Multiline Retail — 1.7%
H2O Retailing Corp.	7,035	71,709
Isetan Mitsukoshi Holdings Ltd.	29,000	296,229
Izumi Co. Ltd.	3,000	65,576
J Front Retailing Co. Ltd.	21,000	194,927
Kintetsu Department Store Co. Ltd.(a)	1,000	17,402
Ryohin Keikaku Co. Ltd.	21,000	211,407
Seria Co. Ltd.	4,000	77,607
Takashimaya Co. Ltd.	12,000	167,124

		1,101,981

Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	6,000	179,344
Itochu Enex Co. Ltd.	4,000	32,638
Iwatani Corp.	4,000	165,359
Japan Petroleum Exploration Co. Ltd.	3,000	108,092
Mitsuuroko Group Holdings Co. Ltd.	2,000	19,176
San-Ai Obbli Co. Ltd.	4,000	41,009

		545,618

Paper & Forest Products — 0.3%
Daiken Corp.	1,000	16,258
Daio Paper Corp.	7,000	55,527
Hokuetsu Corp.	10,000	60,194
Nippon Paper Industries Co. Ltd.	8,000	63,983
Tokushu Tokai Paper Co. Ltd.	1,000	22,202

		218,164

Personal Products — 1.2%
Euglena Co. Ltd.(a)(b)	8,000	55,820
Fancl Corp.	7,000	129,819
Mandom Corp.	3,000	31,639

Security	Shares	Value

Personal Products (continued)
Milbon Co. Ltd.	2,000	$83,841
Noevir Holdings Co. Ltd.	1,000	39,677
Pola Orbis Holdings Inc.	8,000	102,137
Rohto Pharmaceutical Co. Ltd.	16,000	290,862
YA-MAN Ltd.	3,000	34,588

		768,383

Pharmaceuticals — 1.8%
Hisamitsu Pharmaceutical Co. Inc.	4,000	112,192
JCR Pharmaceuticals Co. Ltd.	6,000	64,647
Kaken Pharmaceutical Co. Ltd.	3,000	79,834
Kissei Pharmaceutical Co. Ltd.	2,000	35,967
KYORIN Holdings Inc.	3,000	37,175
Mochida Pharmaceutical Co. Ltd.	2,000	49,903
Santen Pharmaceutical Co. Ltd.	31,000	236,661
Sawai Group Holdings Co. Ltd.	3,000	83,061
Sosei Group Corp.(a)	6,000	97,181
Sumitomo Pharma Co., Ltd.	15,000	93,916
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	118,269
Torii Pharmaceutical Co. Ltd.	1,000	23,053
Towa Pharmaceutical Co. Ltd.	2,000	28,109
Tsumura & Co.	5,000	95,079
ZERIA Pharmaceutical Co. Ltd.	2,000	32,180

		1,187,227

Professional Services — 2.0%
Benefit One Inc.	7,000	107,318
BeNext-Yumeshin Group Co.	5,016	68,567
Dip Corp.	3,000	77,511
en Japan Inc.	3,000	52,239
Fullcast Holdings Co. Ltd.	2,000	37,051
Funai Soken Holdings Inc.	3,000	62,265
Insource Co. Ltd.	4,000	36,328
JAC Recruitment Co. Ltd.	1,000	17,752
Link And Motivation Inc.	3,000	12,661
Management Solutions Co. Ltd.	1,000	24,481
Meitec Corp.	6,000	107,472
Nomura Co. Ltd.	7,000	45,773
Outsourcing Inc.	10,000	96,894
Pasona Group Inc.	2,000	28,069
SMS Co. Ltd.	6,000	143,681
S-Pool Inc.	6,000	28,341
TechnoPro Holdings Inc.	9,000	228,367
UT Group Co. Ltd.	2,000	36,384
Visional Inc.(a)(b)	1,000	66,999
WDB Holdings Co. Ltd.	1,000	15,116
Weathernews Inc.	1,000	49,191

		1,342,460

Real Estate Management & Development — 1.8%
Aeon Mall Co. Ltd.	9,000	117,514
Goldcrest Co. Ltd.	1,000	12,341
Heiwa Real Estate Co. Ltd.	3,000	82,506
Ichigo Inc.	22,000	46,853
Katitas Co. Ltd.	4,000	79,286
Keihanshin Building Co. Ltd.	2,000	17,682
Leopalace21 Corp.(a)	14,000	32,984
Relo Group Inc.	9,000	143,729
SAMTY Co. Ltd.	2,000	30,740
SRE Holdings Corp.(a)	1,000	25,510
Starts Corp. Inc.	3,000	56,636
Sun Frontier Fudousan Co. Ltd.	2,000	18,144

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
TKP Corp.(a)(b)	1,000	$22,311
TOC Co. Ltd.	3,000	14,846
Tokyo Tatemono Co. Ltd.	16,000	195,934
Tokyu Fudosan Holdings Corp.	52,000	251,190
Tosei Corp.	2,000	21,645

		1,169,851

Road & Rail — 2.3%
Fukuyama Transporting Co. Ltd.	2,000	50,212
Keikyu Corp.	19,000	177,070
Kyushu Railway Co.	11,000	240,683
Maruzen Showa Unyu Co. Ltd.	1,000	22,909
Nagoya Railroad Co. Ltd.	16,000	242,843
Nankai Electric Railway Co. Ltd.	9,000	182,482
Nikkon Holdings Co. Ltd.	5,000	90,954
Nishi-Nippon Railroad Co. Ltd.	5,000	87,145
Sakai Moving Service Co. Ltd.	1,000	32,857
Seibu Holdings Inc.	19,000	191,258
Seino Holdings Co. Ltd.	10,000	103,222
Sotetsu Holdings Inc.	7,000	119,068

		1,540,703

Semiconductors & Semiconductor Equipment — 2.3%
Ferrotec Holdings Corp.	4,000	95,006
Japan Material Co. Ltd.	6,000	106,121
Megachips Corp.	1,000	21,035
Micronics Japan Co. Ltd.	2,000	19,264
Mimasu Semiconductor Industry Co. Ltd.	1,000	19,024
Mitsui High-Tec Inc.	2,000	102,994
Optorun Co. Ltd.	3,000	49,062
Rorze Corp.	1,000	77,830
RS Technologies Co. Ltd.	1,000	25,233
Sanken Electric Co. Ltd.	2,000	136,347
SCREEN Holdings Co. Ltd.	3,008	240,069
Shinko Electric Industries Co. Ltd.	6,000	164,592
Socionext Inc.(a)	2,000	141,163
Tokyo Seimitsu Co. Ltd.	3,000	109,525
Tri Chemical Laboratories Inc.	2,000	33,953
Ulvac Inc.	4,000	153,332

		1,494,550

Software — 1.5%
Alpha Systems Inc.	1,000	30,032
Appier Group Inc.(a)	5,000	61,988
Cybozu Inc.	2,000	39,202
Digital Arts Inc.	1,000	39,217
Freee KK(a)	3,000	70,335
Fuji Soft Inc.	2,000	117,953
Fukui Computer Holdings Inc.	1,000	20,523
Justsystems Corp.	3,000	73,226
Money Forward Inc.(a)	4,000	131,965
OBIC Business Consultants Co. Ltd.	3,000	104,395
PKSHA Technology Inc.(a)	1,000	15,169
Plus Alpha Consulting Co. Ltd.	1,000	21,147
Rakus Co. Ltd.	7,000	87,124
Sansan Inc.(a)	6,000	67,914
Systena Corp.	23,000	54,073
WingArc1st Inc.	2,000	25,917

		960,180

Specialty Retail — 2.8%
ABC-Mart Inc.	3,000	147,804
Adastria Co. Ltd.	2,000	31,817

Security	Shares	Value

Specialty Retail (continued)
Alpen Co. Ltd.	1,000	$14,462
AOKI Holdings Inc.	3,000	18,080
ARCLANDS Corp.	2,000	21,179
Autobacs Seven Co. Ltd.	6,000	64,086
Bic Camera Inc.	8,000	68,517
DCM Holdings Co. Ltd.	9,000	75,826
EDION Corp.	7,000	67,747
Geo Holdings Corp.	2,000	23,762
IDOM Inc.	4,000	24,877
JINS Holdings Inc.	1,000	26,176
Joshin Denki Co. Ltd.	1,000	14,954
Joyful Honda Co. Ltd.	4,000	51,004
Keiyo Co. Ltd.	3,000	18,451
Kohnan Shoji Co. Ltd.	2,000	46,529
Komeri Co. Ltd.	3,000	58,381
K’s Holdings Corp.	13,000	112,010
Nafco Co. Ltd.	1,000	13,350
Nextage Co. Ltd.	4,000	89,936
Nishimatsuya Chain Co. Ltd.	3,000	34,510
Nojima Corp.	5,000	49,768
PAL GROUP Holdings Co. Ltd.	2,000	40,853
Sanrio Co. Ltd.	4,000	121,180
Shimamura Co. Ltd.	2,000	186,838
T-Gaia Corp.	2,000	24,086
United Arrows Ltd.	2,000	25,612
VT Holdings Co. Ltd.	6,000	22,453
Workman Co. Ltd.	2,000	84,475
Yamada Holdings Co. Ltd.	62,000	218,116
Yellow Hat Ltd.	3,000	39,179

		1,836,018

Technology Hardware, Storage & Peripherals — 0.7%
Eizo Corp.	1,000	28,001
Elecom Co. Ltd.	4,000	39,105
Konica Minolta Inc.	39,000	169,949
MCJ Co. Ltd.	6,000	42,287
Melco Holdings Inc.	1,000	24,779
Riso Kagaku Corp.	2,000	36,390
Toshiba TEC Corp.	2,000	55,828
Wacom Co. Ltd.	13,000	62,393

		458,732

Textiles, Apparel & Luxury Goods — 1.2%
Asics Corp.	14,000	354,477
Descente Ltd.	2,000	58,417
Goldwin Inc.	2,000	173,826
Gunze Ltd.	1,000	32,758
Japan Wool Textile Co. Ltd. (The)	4,000	28,962
Seiko Group Corp.	2,000	42,372
Wacoal Holdings Corp.	4,000	71,973

		762,785

Trading Companies & Distributors — 1.9%
Hanwa Co. Ltd.	3,000	87,284
Inaba Denki Sangyo Co. Ltd.	4,000	82,707
Inabata & Co. Ltd.	3,000	59,134
Japan Pulp & Paper Co. Ltd.	1,000	39,630
Kanamoto Co. Ltd.	3,000	49,938
Kanematsu Corp.	6,000	71,895
MARUKA FURUSATO Corp.	2,000	42,234
Nagase & Co. Ltd.	8,000	118,850
Nichiden Corp.	1,000	13,875

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Nippon Steel Trading Corp.	1,044	$71,046
Nishio Rent All Co. Ltd.	2,000	46,770
Sojitz Corp.	20,000	383,955
Trusco Nakayama Corp.	4,000	66,342
Wakita & Co. Ltd.	3,000	24,833
Yamazen Corp.	4,000	30,752
Yuasa Trading Co. Ltd.	1,000	26,863

		1,216,108

Transportation Infrastructure — 0.9%
Japan Airport Terminal Co. Ltd.(a)	5,000	244,826
Kamigumi Co. Ltd.	9,000	177,979
Mitsubishi Logistics Corp.	4,000	92,803
Sumitomo Warehouse Co. Ltd. (The)	4,000	62,538

		578,146

Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	2,000	47,007

Total Long-Term Investments — 99.7% (Cost: $82,980,974)		65,445,176

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(c)(d)(e)	971,039	971,622

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	30,000	$30,000

Total Short-Term Securities — 1.5% (Cost: $ 1,001,438)		1,001,622

Total Investments — 101.2% (Cost: $ 83,982,412)		66,446,798

Liabilities in Excess of Other Assets — (1.2)%		(763,761)

Net Assets — 100.0%		$65,683,037

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$971,408	(a)	$—	$30	$184	$971,622	971,039	$3,334	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000	(a)	—	—	—	30,000	30,000	346		—

					$30	$184	$1,001,622		$3,680		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	19	03/09/23	$277	$8,381

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,381	$—	$—	$—	$8,381

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$19,606	$—	$—	$—	$19,606

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$5,845	$—	$—	$—	$5,845

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$394,154

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$231,347	$65,213,829	$—	$65,445,176
Short-Term Securities
Money Market Funds	1,001,622	—	—	1,001,622

	$1,232,969	$65,213,829	$—	$66,446,798

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$8,381	$—	$8,381

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 40.6%
AMMB Holdings Bhd	4,394,837	$3,926,156
CIMB Group Holdings Bhd	16,714,212	20,894,985
Hong Leong Bank Bhd	1,567,940	7,176,473
Hong Leong Financial Group Bhd	553,300	2,246,300
Malayan Banking Bhd	11,625,281	22,796,045
Public Bank Bhd	35,100,300	32,303,070
RHB Bank Bhd(a)	3,584,202	4,536,457

		93,879,486

Chemicals — 4.0%
Petronas Chemicals Group Bhd	5,786,500	9,230,625

Construction & Engineering — 1.8%
Gamuda Bhd	4,418,400	4,135,327

Diversified Telecommunication Services — 1.3%
Telekom Malaysia Bhd	2,764,400	3,098,545

Electric Utilities — 5.6%
Tenaga Nasional Bhd	6,241,912	13,034,111

Energy Equipment & Services — 1.9%
Dialog Group Bhd(a)	8,848,154	4,436,986

Food Products — 12.7%
IOI Corp. Bhd	6,061,630	5,173,408
Kuala Lumpur Kepong Bhd	1,042,600	4,831,045
Nestle Malaysia Bhd	169,600	5,105,952
PPB Group Bhd	1,543,519	6,019,294
QL Resources Bhd	2,640,450	3,418,610
Sime Darby Plantation Bhd	5,002,255	4,716,764

		29,265,073

Gas Utilities — 3.1%
Petronas Gas Bhd	1,908,300	7,084,630

Health Care Equipment & Supplies — 1.0%
Hartalega Holdings Bhd	208,400	68,256
Top Glove Corp. Bhd(a)(b)	12,862,100	2,163,478

		2,231,734

Health Care Providers & Services — 2.4%
IHH Healthcare Bhd	4,246,400	5,478,350

Hotels, Restaurants & Leisure — 4.2%
Genting Bhd	5,141,100	5,337,838
Genting Malaysia Bhd	7,158,500	4,306,279

		9,644,117

Industrial Conglomerates — 2.3%
HAP Seng Consolidated Bhd	1,500,700	2,039,488
Sime Darby Bhd	6,567,655	3,322,251

		5,361,739

Security	Shares	Value

Marine — 2.3%
MISC Bhd	3,228,720	$5,437,112

Metals & Mining — 4.4%
Press Metal Aluminium Holdings Bhd	8,939,800	10,276,122

Oil, Gas & Consumable Fuels — 1.5%
Petronas Dagangan Bhd	718,600	3,366,011

Semiconductors & Semiconductor Equipment — 1.6%
Inari Amertron Bhd	6,750,000	3,682,642

Specialty Retail — 0.9%
MR DIY Group M Bhd(c)	5,683,700	2,152,465

Transportation Infrastructure — 1.0%
Malaysia Airports Holdings Bhd(b)	1,600,200	2,421,445

Wireless Telecommunication Services — 7.3%
Axiata Group Bhd	6,637,900	4,688,090
DiGi.Com Bhd	7,498,400	7,183,320
Maxis Bhd	5,663,700	4,933,945

		16,805,355

Total Long-Term Investments — 99.9% (Cost: $148,569,150)		231,021,875

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	1,307,018	1,307,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	270,000	270,000

Total Short-Term Securities — 0.7% (Cost: $1,577,725)		1,577,803

Total Investments — 100.6% (Cost: $150,146,875)		232,599,678

Liabilities in Excess of Other Assets — (0.6)%		(1,421,458)

Net Assets — 100.0%		$231,178,220

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,290,673	(a)	$—	$17,052	$78	$1,307,803	1,307,018	$48,734	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	160,000	(a)	—	—	—	270,000	270,000	5,911		—

					$17,052	$78	$1,577,803		$54,645		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	03/17/23	$144	$(5,602)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,602	$—	$—	$—	$5,602

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(121,158)	$—	$—	$—	$(121,158)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,596)	$—	$—	$—	$(2,596)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$391,530

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$24,994,497	$206,027,378	$—	$231,021,875
Short-Term Securities
Money Market Funds	1,577,803	—	—	1,577,803

	$26,572,300	$206,027,378	$—	$232,599,678

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,602)	$—	$—	$(5,602)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 63.0%
Ampol Ltd.	275,632	$6,076,803
APA Group	1,374,537	9,903,206
Aristocrat Leisure Ltd.	692,376	16,966,147
ASX Ltd.	225,231	10,287,717
Aurizon Holdings Ltd.	2,139,137	4,753,467
Australia & New Zealand Banking Group Ltd.	3,486,278	57,668,160
BHP Group Ltd.	5,898,933	178,531,446
BlueScope Steel Ltd.	547,528	7,005,452
Brambles Ltd.	1,614,853	13,953,450
Cochlear Ltd.	76,536	11,413,404
Coles Group Ltd.	1,563,580	19,096,942
Commonwealth Bank of Australia	1,973,191	133,306,467
Computershare Ltd.	632,150	10,514,614
CSL Ltd.	562,675	111,953,837
Dexus	1,251,288	7,070,477
Endeavour Group Ltd./Australia	1,667,110	7,649,416
Fortescue Metals Group Ltd.	1,977,359	28,335,389
Goodman Group	1,976,946	26,299,421
GPT Group (The)	2,222,791	7,016,691
IDP Education Ltd.	242,008	4,654,103
IGO Ltd.	792,947	6,970,440
Insurance Australia Group Ltd.	2,872,672	8,966,049
James Hardie Industries PLC	518,477	10,802,276
Lendlease Corp. Ltd.	796,882	4,080,844
Lottery Corp. Ltd. (The)(a)	2,589,563	9,019,832
Macquarie Group Ltd.	428,094	54,360,419
Medibank Pvt Ltd.	3,203,993	7,181,637
Mineral Resources Ltd.	198,332	10,953,593
Mirvac Group	4,590,363	6,989,186
National Australia Bank Ltd.	3,675,918	73,989,888
Newcrest Mining Ltd.	1,040,276	15,925,310
Northern Star Resources Ltd.	1,358,708	9,482,866
Orica Ltd.	521,852	5,669,692
Origin Energy Ltd.	2,004,349	10,752,187
Pilbara Minerals Ltd.(a)	2,951,726	8,225,182
Qantas Airways Ltd.(a)	1,075,150	4,624,225
QBE Insurance Group Ltd.	1,727,655	17,477,372
Ramsay Health Care Ltd.	213,470	9,678,057
REA Group Ltd.	61,287	5,046,654
Reece Ltd.	260,840	2,888,389
Rio Tinto Ltd.	433,170	33,854,007
Santos Ltd.	3,679,605	17,181,583
Scentre Group	6,038,931	12,061,282
SEEK Ltd.	390,622	6,329,122
Sonic Healthcare Ltd.	530,615	11,478,859
South32 Ltd.	5,348,443	15,539,498
Stockland	2,775,944	7,150,689
Suncorp Group Ltd.	1,469,056	12,672,095
Telstra Corp. Ltd.	4,710,907	13,162,213
Transurban Group	3,587,522	34,137,855
Treasury Wine Estates Ltd.	839,783	7,898,614
Vicinity Ltd.	4,500,560	6,157,621
Washington H Soul Pattinson & Co. Ltd.	251,039	4,910,656
Wesfarmers Ltd.	1,325,875	42,921,111
Westpac Banking Corp	4,082,252	61,729,480
WiseTech Global Ltd.	170,341	7,198,403
Woodside Energy Group Ltd.	2,218,206	53,747,073
Woolworths Group Ltd.	1,416,586	35,133,184

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	157,128	$8,183,818

		1,346,987,870

Hong Kong — 22.5%
AIA Group Ltd.	13,768,214	146,328,701
BOC Hong Kong Holdings Ltd.	4,311,000	14,589,913
Budweiser Brewing Co. APAC Ltd.(b)	2,027,600	6,079,965
CK Asset Holdings Ltd.	2,311,732	14,499,256
CK Hutchison Holdings Ltd.	3,123,732	18,652,578
CK Infrastructure Holdings Ltd.	729,708	3,849,121
CLP Holdings Ltd.	1,925,500	13,616,780
ESR Group Ltd.(b)	2,320,800	3,947,772
Futu Holdings Ltd., ADR(a)(c)	69,125	3,401,641
Galaxy Entertainment Group Ltd.	2,540,000	16,910,401
Hang Lung Properties Ltd.	2,351,736	4,535,743
Hang Seng Bank Ltd.	895,900	14,573,176
Henderson Land Development Co. Ltd.	1,687,442	5,923,232
HKT Trust & HKT Ltd., Class SS	4,467,338	5,807,976
Hong Kong & China Gas Co. Ltd.	13,026,253	12,244,713
Hong Kong Exchanges & Clearing Ltd.	1,405,600	56,297,995
Hongkong Land Holdings Ltd.(c)	1,297,000	5,933,211
Jardine Matheson Holdings Ltd.	185,300	9,185,250
Link REIT	2,471,386	16,265,381
MTR Corp. Ltd.	1,807,286	9,107,396
New World Development Co. Ltd.	1,785,480	4,860,370
Power Assets Holdings Ltd.	1,614,500	8,635,596
Sands China Ltd.(a)	2,824,800	9,803,782
Sino Land Co. Ltd.	4,064,800	5,212,499
SITC International Holdings Co. Ltd.	1,562,000	3,267,622
Sun Hung Kai Properties Ltd.	1,688,500	23,075,731
Swire Pacific Ltd., Class A	560,500	4,574,075
Swire Properties Ltd.	1,352,000	3,557,789
Techtronic Industries Co. Ltd.	1,602,207	15,956,804
WH Group Ltd.(b)	9,702,500	5,646,166
Wharf Real Estate Investment Co. Ltd.	1,943,600	10,656,421
Xinyi Glass Holdings Ltd.	2,146,000	4,012,472

		481,009,528

New Zealand — 1.8%
Auckland International Airport Ltd.(a)	1,456,250	7,868,813
EBOS Group Ltd.	188,942	5,172,404
Fisher & Paykel Healthcare Corp. Ltd.	678,683	10,863,287
Mercury NZ Ltd.	807,934	3,131,567
Meridian Energy Ltd.	1,490,646	4,892,814
Spark New Zealand Ltd.	2,175,811	6,717,970

		38,646,855

Singapore — 12.0%
CapitaLand Ascendas REIT	3,909,980	8,030,556
CapitaLand Integrated Commercial Trust	6,173,338	8,880,345
Capitaland Investment Ltd./Singapore	3,026,800	8,347,896
City Developments Ltd.	476,200	2,724,031
DBS Group Holdings Ltd.	2,112,300	53,591,417
Genting Singapore Ltd.	7,010,600	5,303,324
Grab Holdings Ltd., Class A(a)(c)	1,523,846	4,891,546
Jardine Cycle & Carriage Ltd.	116,900	2,577,081
Keppel Corp. Ltd.	1,713,400	6,957,795
Mapletree Logistics Trust	3,893,484	4,878,426
Mapletree Pan Asia Commercial Trust	2,739,600	3,494,657
Oversea-Chinese Banking Corp. Ltd.	3,955,224	37,173,137
Sea Ltd., ADR(a)(c)	421,959	26,368,218
Sembcorp Marine Ltd.(a)(d)	32,700,296	3,077,337

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.	1,555,950	$6,569,321
Singapore Exchange Ltd.	1,000,100	6,459,003
Singapore Technologies Engineering Ltd.	1,806,200	4,782,765
Singapore Telecommunications Ltd.	9,659,828	16,971,131
United Overseas Bank Ltd.	1,378,500	30,555,319
UOL Group Ltd.	550,700	2,788,893
Venture Corp. Ltd.	321,200	4,090,358
Wilmar International Ltd.	2,261,500	6,607,320

		255,119,876

Total Common Stocks — 99.3% (Cost: $2,191,068,074)		2,121,764,129

Rights

Hong Kong — 0.0%
Link REIT, (Expires 03/28/23, Strike Price HKD 44.20)(a)	494,277	465,978

Total Rights — 0.0% (Cost: $—)		465,978

Total Long-Term Investments — 99.3% (Cost: $2,191,068,074)		2,122,230,107

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	10,847,504	10,854,012

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	740,000	$740,000

Total Short-Term Securities — 0.5% (Cost: $11,585,535)		11,594,012

Total Investments — 99.8% (Cost: $2,202,653,609)		2,133,824,119

Other Assets Less Liabilities — 0.2%		3,238,239

Net Assets — 100.0%		$2,137,062,358

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$34,033,387	$—	$(23,185,523	)(a)	$11,056	$(4,908)	$10,854,012	10,847,504	$38,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	—	(170,000	)(a)	—	—	740,000	740,000	27,966		—

					$11,056	$(4,908)	$11,594,012		$66,753		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	69	03/16/23	$8,330	$(136,245)
MSCI Singapore Index	170	03/30/23	3,703	(52,226)

				$(188,471)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Pacific ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$188,471	$—	$—	$—	$188,471

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,172,533)	$—	$—	$—	$(1,172,533)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(77,983)	$—	$—	$—	$(77,983)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$12,008,753

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$34,661,405	$2,084,025,387	$3,077,337	$2,121,764,129
Rights	—	465,978	—	465,978
Short-Term Securities
Money Market Funds	11,594,012	—	—	11,594,012

	$46,255,417	$2,084,491,365	$3,077,337	$2,133,824,119

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(188,471)	$—	$(188,471)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Singapore Technologies Engineering Ltd.	6,027,700	$15,961,172

Airlines — 3.6%
Singapore Airlines Ltd.	4,674,067	19,734,213

Banks — 44.6%
DBS Group Holdings Ltd.	4,335,300	109,991,417
Oversea-Chinese Banking Corp. Ltd.	7,953,550	74,751,367
United Overseas Bank Ltd.	2,734,500	60,611,912

		245,354,696

Capital Markets — 3.4%
Singapore Exchange Ltd.	2,937,300	18,970,131

Diversified Telecommunication Services — 4.4%
Singapore Telecommunications Ltd.	13,692,968	24,056,863

Electronic Equipment, Instruments & Components — 2.6%
Venture Corp. Ltd.(a)	1,114,000	14,186,361

Entertainment — 4.3%
Sea Ltd., ADR(a)(b)	378,579	23,657,402

Equity Real Estate Investment Trusts (REITs) — 11.8%
CapitaLand Ascendas REIT	11,134,094	22,867,882
CapitaLand Integrated Commercial Trust(a)	9,071,094	13,048,766
Mapletree Logistics Trust(a)	12,946,413	16,221,492
Mapletree Pan Asia Commercial Trust	10,187,000	12,994,622

		65,132,762

Food Products — 3.5%
Wilmar International Ltd.	6,632,500	19,377,868

Hotels, Restaurants & Leisure — 3.1%
Genting Singapore Ltd.	22,793,442	17,242,606

Industrial Conglomerates — 4.7%
Jardine Cycle & Carriage Ltd.	343,200	7,565,904
Keppel Corp. Ltd.	4,507,200	18,302,892

		25,868,796

Security	Shares	Value

Machinery — 1.5%
Sembcorp Marine Ltd.(b)(c)	86,121,215	$8,104,636

Real Estate Management & Development — 6.3%
Capitaland Investment Ltd/Singapore	4,309,700	11,886,127
City Developments Ltd.	1,942,500	11,111,783
UOL Group Ltd.	2,292,300	11,608,824

		34,606,734

Road & Rail — 2.8%
Grab Holdings Ltd., Class A(a)(b)	4,836,444	15,524,985

Total Long-Term Investments — 99.5% (Cost: $549,785,071)		547,779,225

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	38,219,492	38,242,424
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	230,000	230,000

Total Short-Term Securities — 7.0% (Cost: $38,460,275)		38,472,424

Total Investments — 106.5% (Cost: $588,245,346)		586,251,649

Liabilities in Excess of Other Assets — (6.5)%		(35,956,795)

Net Assets — 100.0%		$550,294,854

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,770,952	$—		$(14,534,522	)(a)	$12,398	$(6,404)	$38,242,424	38,219,492	$63,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	50,000	(a)	—		—	—	230,000	230,000	6,381		—

						$12,398	$(6,404)	$38,472,424		$69,633		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Singapore Index	101	03/30/23	$2,200	$(36,737)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC	(b)	02/10/28	$43,346	$(7,668	)(c)	$41,333	0.0	%(d)

						$(7,668)		$41,333

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(5,655) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	55 basis points
Benchmarks:	SGD - Overnight Rate Average (SORA)

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Singapore ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
Singapore Exchange Ltd.	6,400	$41,333	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$41,333

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$36,737	$—	$—	$—	$36,737
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$7,668	$—	$—	$—	$7,668

	$—	$—	$44,405	$—	$—	$—	$44,405

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,485)	$—	$—	$—	$(2,485)
Swaps	—	—	2,945	—	—	—	2,945

	$—	$—	$460	$—	$—	$—	$460

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$49,063	$—	$—	$—	$49,063
Swaps	—	—	(7,668)	—	—	—	(7,668)

	$—	$—	$41,395	$—	$—	$—	$41,395

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,297,563
Total return swaps
Average notional value	$21,673

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Singapore ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$36,737
Swaps - OTC(a)	—	7,668

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	44,405
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(36,737)

Total derivative assets and liabilities subject to an MNA	—	7,668

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(a)

HSBC Bank PLC	$7,668	—	$—	$—	$7,668

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$39,182,387	$500,492,202	$8,104,636	$547,779,225
Short-Term Securities
Money Market Funds	38,472,424	—	—	38,472,424

	$77,654,811	$500,492,202	$8,104,636	$586,251,649

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(44,405)	$—	$(44,405)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.(a)	14,387,000	$9,521,760
Eva Airways Corp.(a)	12,279,000	11,372,225

		20,893,985

Auto Components — 0.4%
Cheng Shin Rubber Industry Co. Ltd.	15,862,670	17,776,142

Banks — 11.8%
Chang Hwa Commercial Bank Ltd.	42,049,708	23,997,501
CTBC Financial Holding Co. Ltd.	89,556,325	66,489,611
E.Sun Financial Holding Co. Ltd.	68,789,771	56,141,211
First Financial Holding Co. Ltd.	59,614,385	52,241,950
Hua Nan Financial Holdings Co. Ltd.	55,357,387	41,372,076
Mega Financial Holding Co. Ltd.(a)	57,194,652	62,394,302
Shanghai Commercial & Savings Bank Ltd. (The)	24,338,218	37,781,444
SinoPac Financial Holdings Co. Ltd.	65,781,441	36,826,309
Taishin Financial Holding Co. Ltd.	73,983,207	39,732,941
Taiwan Business Bank	23,752,000	11,154,250
Taiwan Cooperative Financial Holding Co. Ltd.(a)	56,251,933	48,933,075

		477,064,670

Biotechnology — 0.3%
PharmaEssentia Corp.(b)	735,000	12,073,928

Chemicals — 4.1%
Formosa Chemicals & Fibre Corp.	18,782,610	43,587,751
Formosa Plastics Corp.	20,103,518	59,678,653
Nan Ya Plastics Corp.	24,943,938	61,372,742

		164,639,146

Communications Equipment — 0.7%
Accton Technology Corp.(a)	3,318,000	30,386,955

Construction Materials — 1.6%
Asia Cement Corp.	17,137,136	25,125,432
Taiwan Cement Corp.(a)	30,967,645	39,699,619

		64,825,051

Diversified Financial Services — 2.5%
Chailease Holding Co. Ltd.(a)	7,821,167	57,326,743
Yuanta Financial Holding Co. Ltd.	56,935,306	42,334,315

		99,661,058

Diversified Telecommunication Services — 1.7%
Chunghwa Telecom Co. Ltd.(a)	18,790,648	71,044,631

Electrical Equipment — 1.0%
Voltronic Power Technology Corp.	337,000	17,596,057
Walsin Lihwa Corp.	12,198,178	22,466,697
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2

		40,062,756

Electronic Equipment, Instruments & Components — 13.3%
AUO Corp.(a)	42,920,664	26,119,389
Delta Electronics Inc.	9,467,180	88,572,270
E Ink Holdings Inc.(a)	4,418,000	27,956,732
Hon Hai Precision Industry Co. Ltd.	55,848,296	184,746,248
Innolux Corp.	52,877,210	25,329,746
Largan Precision Co. Ltd.	518,794	37,296,122
Nan Ya Printed Circuit Board Corp.(a)	1,950,000	14,780,798
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,821,364	24,120,324
Unimicron Technology Corp.(a)	7,154,000	29,547,509
WPG Holdings Ltd.(a)	15,222,604	24,606,062

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yageo Corp.(a)	2,116,767	$37,097,570
Zhen Ding Technology Holding Ltd.(a)	5,434,072	19,892,464

		540,065,234

Food & Staples Retailing — 0.8%
President Chain Store Corp.	3,657,215	31,955,755

Food Products — 1.3%
Uni-President Enterprises Corp.	24,613,189	54,335,005

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,531,000	16,300,771

Industrial Conglomerates — 0.7%
Far Eastern New Century Corp.	25,111,843	26,695,878

Insurance — 5.1%
Cathay Financial Holding Co. Ltd.(a)	44,168,798	62,635,346
China Development Financial Holding Corp.(a)	91,460,587	39,380,510
Fubon Financial Holding Co. Ltd.(a)	38,161,823	74,622,155
Shin Kong Financial Holding Co. Ltd.(a)	98,989,273	28,738,653

		205,376,664

Internet & Direct Marketing Retail — 0.2%
momo.com Inc(a)	356,800	9,170,017

Leisure Products — 0.4%
Giant Manufacturing Co. Ltd.(a)	2,542,372	16,914,850

Machinery — 0.8%
Airtac International Group(a)	968,826	33,819,552

Marine — 1.4%
Evergreen Marine Corp. Taiwan Ltd.(a)	5,490,013	28,055,259
Wan Hai Lines Ltd.(a)	3,703,830	9,585,594
Yang Ming Marine Transport Corp.(a)	8,236,000	17,334,878

		54,975,731

Metals & Mining — 1.6%
China Steel Corp.(a)	62,012,977	63,794,618

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(a)	8,434,950	23,464,713

Real Estate Management & Development — 0.6%
Ruentex Development Co. Ltd.	15,983,188	23,154,586

Semiconductors & Semiconductor Equipment — 35.8%
ASE Technology Holding Co. Ltd.(a)	17,716,432	61,006,067
eMemory Technology Inc.(a)	343,000	20,614,018
Globalwafers Co. Ltd.(a)	1,427,000	23,595,418
MediaTek Inc.	6,780,175	159,191,873
Nanya Technology Corp.(a)	9,974,000	18,985,656
Novatek Microelectronics Corp.(a)	3,247,544	42,918,246
Parade Technologies Ltd.(a)	375,000	11,660,988
Powerchip Semiconductor Manufacturing Corp.	13,901,000	15,121,523
Realtek Semiconductor Corp.(a)	2,775,063	34,210,882
Silergy Corp.(a)	1,848,000	34,772,116
Taiwan Semiconductor Manufacturing Co. Ltd.	53,350,882	882,631,245
United Microelectronics Corp.(a)	57,463,501	93,591,086
Vanguard International Semiconductor Corp.(a)	6,643,000	20,013,661
Win Semiconductors Corp.	2,324,000	12,755,433
Winbond Electronics Corp.	26,959,000	20,182,654

		1,451,250,866

Specialty Retail — 0.9%
Hotai Motor Co. Ltd.(a)	1,826,000	36,804,230

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.6%
Acer Inc.(a)	24,386,737	$20,222,392
Advantech Co. Ltd.	2,542,827	29,496,871
Asustek Computer Inc.(a)	4,081,857	36,970,831
Catcher Technology Co. Ltd.(a)	4,529,743	27,373,392
Compal Electronics Inc.(a)	32,237,554	25,495,037
Inventec Corp.	24,943,868	21,669,027
Lite-On Technology Corp.	14,211,071	32,337,709
Micro-Star International Co. Ltd.(a)	5,263,000	23,478,641
Pegatron Corp.	12,285,037	27,218,563
Quanta Computer Inc.	15,616,240	40,874,960
Wiwynn Corp.	743,000	23,298,628

		308,436,051

Textiles, Apparel & Luxury Goods — 1.7%
Eclat Textile Co. Ltd.(a)	1,496,601	23,526,786
Feng TAY Enterprise Co. Ltd.	3,553,747	21,407,776
Pou Chen Corp.	21,008,103	23,019,528

		67,954,090

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.(a)	20,086,000	19,312,960

Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.(a)	11,600,259	26,175,381
Taiwan Mobile Co. Ltd.(a)	10,183,609	32,260,763

		58,436,144

Total Long-Term Investments — 99.7% (Cost: $1,847,747,424)		4,040,646,037

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	375,267,028	$375,492,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	3,580,000	3,580,000

Total Short-Term Securities — 9.4% (Cost: $378,925,293)		379,072,189

Total Investments — 109.1% (Cost: $2,226,672,717)		4,419,718,226

Liabilities in Excess of Other Assets — (9.1)%		(368,634,504)

Net Assets — 100.0%		$4,051,083,722

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$407,562,083	$—		$(32,231,810	)(a)	$141,064	$20,852	$375,492,189	375,267,028	$2,777,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	360,000	(a)	—		—	—	3,580,000	3,580,000	341,910		4

						$141,064	$20,852	$379,072,189		$3,119,555		$4

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	164	03/30/23	$8,795	$(69,724)

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$69,724	$—	$—	$—	$69,724

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$573,299	$—	$—	$—	$573,299
Forward foreign currency exchange contracts	—	—	—	(428)	—	—	(428)

	$—	$—	$573,299	$(428)	$—	$—	$572,871

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$426,041	$—	$—	$—	$426,041

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$9,815,798

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,040,646,035	$2	$4,040,646,037
Short-Term Securities
Money Market Funds	379,072,189	—	—	379,072,189

	$379,072,189	$4,040,646,035	$2	$4,419,718,226

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(69,724)	$—	$(69,724)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
JWD Infologistics PCL(a)	725,800	$390,004
Kerry Express Thailand PCL, NVS(a)(b)	887,100	388,960

		778,964

Airlines — 0.3%
Asia Aviation PCL, NVDR(b)	7,410,047	599,422
Bangkok Airways PCL, NVDR(b)	1,471,200	545,078

		1,144,500

Auto Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR(a)	1,876,845	1,340,265

Banks — 4.2%
Kasikornbank PCL, NVDR	1,202,200	4,659,114
Kiatnakin Phatra Bank PCL, NVDR(a)	431,673	814,947
Krung Thai Bank PCL, NVDR	7,076,200	3,463,493
SCB X PCL, NVS	1,710,000	5,030,304
Thanachart Capital PCL, NVDR	583,200	705,350

		14,673,208

Beverages — 1.3%
Carabao Group PCL, NVDR	609,300	1,741,304
Osotspa PCL, NVDR	3,041,000	2,774,172

		4,515,476

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(a)	7,434,140	475,349

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR	3,599,500	1,507,186
Beyond Securities PC, NVS(a)(b)	2,531,700	773,356

		2,280,542

Chemicals — 3.2%
Eastern Polymer Group PCL, NVDR(a)	1,708,300	403,473
Indorama Ventures PCL, NVDR	3,424,210	3,558,685
PTT Global Chemical PCL, NVDR	4,577,007	6,116,047
TOA Paint Thailand PCL, NVDR(a)	1,239,300	1,139,606

		11,217,811

Construction & Engineering — 0.6%
CH Karnchang PCL, NVDR(a)	2,241,000	1,350,477
Sino-Thai Engineering & Construction PCL, NVDR	2,313,428	883,409

		2,233,886

Construction Materials — 4.8%
Siam Cement PCL (The), NVDR	1,582,900	14,642,685
Siam City Cement PCL, NVDR	181,500	747,133
Tipco Asphalt PCL, NVDR	1,451,100	812,981
TPI Polene PCL, NVDR	11,694,400	569,092

		16,771,891

Consumer Finance — 2.9%
AEON Thana Sinsap Thailand PCL, NVDR(a)	178,200	1,018,254
Asia Sermkij Leasing PCL, NVS(a)	428,300	357,317
JMT Network Services PCL, NVDR	1,328,500	1,747,089
Krungthai Card PCL, NVDR	1,835,300	3,049,681
Muangthai Capital PCL, NVDR	1,502,100	1,486,461
Ratchthani Leasing PCL, NVDR(a)	4,037,927	452,290
Srisawad Corp. PCL, NVDR	1,388,860	2,120,551

		10,231,643

Containers & Packaging — 1.2%
Polyplex Thailand PCL, NVDR(a)	445,100	243,044
SCG Packaging PCL, NVDR	2,618,200	3,851,131

		4,094,175

Security	Shares	Value

Diversified Telecommunication Services — 1.3%
Jasmine International PCL, NVDR(a)(b)	7,081,368	$444,701
Thaicom PCL, NVDR	1,220,000	541,973
True Corp. PCL, NVDR	23,651,818	3,446,592

		4,433,266

Electrical Equipment — 0.2%
STARK Corp. PCL, NVS(a)(b)	9,415,000	634,014

Electronic Equipment, Instruments & Components — 6.3%
Delta Electronics Thailand PCL, NVDR	633,200	16,325,165
Forth Corp. PCL, NVS(a)	493,600	509,472
Hana Microelectronics PCL, NVDR(a)	1,144,500	1,868,541
Jay Mart PCL, NVDR	1,035,700	826,898
KCE Electronics PCL, NVDR(a)	1,562,700	2,054,715
Nex Point Parts PCL(a)(b)	1,029,000	445,216

		22,030,007

Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(a)	1,166,600	564,322
One Enterprise Public Co. Ltd. (The), NVS	1,900,000	397,835
RS PCL, NVDR	986,200	429,689

		1,391,846

Food & Staples Retailing — 6.7%
Berli Jucker PCL, NVDR	2,445,700	2,663,283
CP ALL PCL, NVDR	11,853,900	20,790,423

		23,453,706

Food Products — 3.3%
Betagro PCL, NVS	1,272,400	1,206,109
Charoen Pokphand Foods PCL, NVDR	7,874,200	4,945,678
GFPT PCL, NVDR	887,200	306,264
Ichitan Group PCL, NVDR(a)	1,308,300	470,074
Khon Kaen Sugar Industry PCL, NVDR	4,018,678	420,671
R&B Food Supply PCL, NVDR(a)	1,010,200	365,868
Thai Union Group PCL, NVDR	5,828,200	2,621,709
Thai Vegetable Oil PCL, NVDR	819,688	649,419
Thaifoods Group PCL, NVDR(a)	2,303,100	345,472

		11,331,264

Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR(a)	2,040,900	640,745

Health Care Providers & Services — 8.6%
Bangkok Chain Hospital PCL, NVDR(a)	2,790,525	1,570,697
Bangkok Dusit Medical Services PCL, NVDR	20,972,100	16,611,856
Bumrungrad Hospital PCL, NVDR	1,209,776	7,221,159
Chularat Hospital PCL, NVDR	10,081,200	1,066,935
Ramkhamhaeng Hospital PCL, NVS(a)	732,100	1,159,740
Thonburi Healthcare Group PCL, NVDR(a)	775,700	1,530,784
Vibhavadi Medical Center PCL, NVDR(a)	9,537,900	712,345

		29,873,516

Hotels, Restaurants & Leisure — 3.6%
Asset World Corp. PCL, NVDR	16,201,900	2,703,496
Central Plaza Hotel PCL, NVDR(b)	960,700	1,535,355
Erawan Group PCL (The), NVDR(b)	6,014,700	893,223
Minor International PCL, NVDR(b)	6,426,210	6,087,944
MK Restaurants Group PCL, NVDR	559,400	878,322
Srinanaporn Marketing PCL	700,000	471,404

		12,569,744

Independent Power and Renewable Electricity Producers — 8.9%
Absolute Clean Energy PCL, NVDR(a)	4,024,100	282,480
B Grimm Power PCL, NVDR	1,856,400	2,049,455
Banpu Power PCL, NVDR	1,529,300	674,966

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
BCPG PCL, NVDR(a)	2,661,750	$726,520
CK Power PCL, NVDR	4,139,060	496,423
Electricity Generating PCL, NVDR	535,400	2,590,064
Energy Absolute PCL, NVDR	3,405,100	7,540,672
Global Power Synergy PCL, NVDR	1,434,400	2,759,442
Gulf Energy Development PCL, NVDR	5,952,000	8,845,161
Gunkul Engineering PCL, NVDR(a)	8,141,022	962,190
Ratch Group PCL, NVDR	2,201,100	2,538,220
SPCG PCL, NVDR(a)	963,700	398,166
Super Energy Corp. PCL, NVDR	32,913,550	539,755
TPI Polene Power PCL, NVDR(a)	5,087,400	498,070

		30,901,584

Industrial Conglomerates — 0.2%
Thoresen Thai Agencies PCL, NVDR(a)	2,426,100	538,701

Insurance — 0.8%
Bangkok Life Assurance PCL, NVDR	1,217,100	1,093,423
Dhipaya Group Holdings PCL, NVDR(a)	725,200	969,113
TQM Corp. PCL, NVDR(a)	541,900	589,958

		2,652,494

IT Services — 0.1%
Ditto Thailand PCL, NVS(a)	268,200	345,111

Machinery — 0.1%
Sabuy Technology PCL, NVDR(a)	908,400	310,862

Marine — 0.4%
Precious Shipping PCL, NVDR(a)	1,905,300	803,071
Regional Container Lines PCL, NVDR	757,300	669,308

		1,472,379

Media — 0.8%
BEC World PCL, NVDR(a)	1,647,900	456,931
Plan B Media PCL, NVDR(a)	4,777,560	1,323,927
VGI PCL, NVDR(a)	9,119,550	1,124,258

		2,905,116

Multiline Retail — 1.3%
Central Retail Corp. PCL, NVDR	3,676,534	4,651,928

Oil, Gas & Consumable Fuels — 12.9%
Bangchak Corp. PCL, NVDR	2,100,700	1,914,319
Banpu PCL, NVDR	16,350,700	5,040,234
Esso Thailand PCL, NVDR(a)	1,764,100	445,796
IRPC PCL, NVDR(a)	22,760,700	1,841,057
Prima Marine PCL, NVDR	2,038,600	444,005
PTT Exploration & Production PCL, NVDR(a)	2,819,984	11,935,423
PTT Public Company Ltd., NVDR	20,296,400	18,221,736
Siamgas & Petrochemicals PCL, NVDR(a)	1,132,300	317,031
Star Petroleum Refining PCL, NVDR	3,533,100	1,098,180
Thai Oil PCL, NVDR	2,494,700	3,557,596

		44,815,377

Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	710,100	924,068

Real Estate Management & Development — 7.1%
Amata Corp. PCL, NVDR	1,638,800	922,418
AP Thailand PCL, NVDR	4,797,686	1,682,647
Bangkok Land PCL, NVDR	22,624,300	640,020
Central Pattana PCL, NVDR	4,098,800	8,143,561
Land & Houses PCL, NVDR	16,998,100	4,713,082
MBK PCL, NVDR(a)	1,923,600	909,180

Security	Shares	Value

Real Estate Management & Development (continued)
Origin Property PCL, NVDR(a)	1,749,200	$588,760
Pruksa Holding PCL, NVDR	1,336,700	510,542
Quality Houses PCL, NVDR	15,274,832	1,037,144
Sansiri PCL, NVDR	24,118,237	1,303,067
SC Asset Corp. PCL, NVDR	2,986,204	391,972
Singha Estate PCL, NVDR(b)	4,978,500	281,698
Supalai PCL, NVDR	2,577,700	1,662,616
WHA Corp. PCL, NVDR	16,647,540	1,855,387

		24,642,094

Road & Rail — 1.0%
BTS Group Holdings PCL, NVDR	16,064,900	3,658,302

Specialty Retail — 3.1%
Aurora Design PCL, NVS	950,000	494,606
Dohome PCL, NVDR(a)	1,771,192	751,377
Home Product Center PCL, NVDR	12,022,973	4,759,828
PTG Energy PCL, NVDR(a)	1,853,700	734,141
PTT Oil & Retail Business PCL, NVDR	6,098,100	3,778,749
Singer Thailand PCL, NVDR(a)	591,824	376,398

		10,895,099

Transportation Infrastructure — 6.4%
Airports of Thailand PCL, NVDR(b)	8,700,000	17,904,392
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	451,300	411,823
Bangkok Expressway & Metro PCL, NVDR	15,537,453	4,066,807

		22,383,022

Water Utilities — 0.3%
TTW PCL, NVDR(a)	2,835,366	750,134
WHA Utilities and Power PCL, NVDR(a)	2,343,900	263,930

		1,014,064

Wireless Telecommunication Services — 5.3%
Advanced Info Service PCL, NVDR	2,415,019	13,800,102
Intouch Holdings PCL, NVDR	2,279,200	4,561,681

		18,361,783

Total Long-Term Investments — 99.5% (Cost: $434,920,150)		346,587,802

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(c)(d)(e)	16,660,831	16,670,827
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	480,000	480,000

Total Short-Term Securities — 4.9% (Cost: $17,137,501)		17,150,827

Total Investments — 104.4% (Cost: $452,057,651)		363,738,629

Liabilities in Excess of Other Assets — (4.4)%		(15,347,065)

Net Assets — 100.0%		$348,391,564

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$26,494,555	$—	$(9,826,324	)(a)	$3,331	$(735)	$16,670,827	16,660,831	$1,081,230	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	—	(120,000	)(a)	—	—	480,000	480,000	3,381		—

					$3,331	$(735)	$17,150,827		$1,084,611		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	29	03/17/23	$1,396	$(52,577)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts	$—	$—	$52,577	$—	$—	$—	$52,577

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(157,063)	$—	$—	$—	$(157,063)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(14,182)	$—	$—	$—	$(14,182)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,041,978

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,915,954	$339,671,848	$—	$346,587,802
Short-Term Securities
Money Market Funds	17,150,827	—	—	17,150,827

	$24,066,781	$339,671,848	$—	$363,738,629

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(52,577)	$—	$—	$(52,577)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$840,396,795	$65,445,176	$231,021,875	$2,122,230,107
Investments, at value — affiliated(c)	6,809,831	1,001,622	1,577,803	11,594,012
Cash	4,797	952	8,618	7,210
Cash pledged for futures contracts	31,000	—	19,000	—
Foreign currency collateral pledged for futures contracts(d)	—	9,614	—	697,021
Foreign currency, at value(e)	6,826,411	61,934	377,282	5,010,718
Receivables:
Investments sold	6,491,780	938,934	3,711,552	6,223,167
Securities lending income — affiliated	3,666	1,277	4,950	6,300
Dividends — unaffiliated	196	219,934	88,099	8,104,592
Dividends — affiliated	2,548	61	1,175	1,657
Tax reclaims	—	684	—	—
Variation margin on futures contracts	—	1,077	—	—
Unrealized appreciation on OTC swaps	4,665	—	—	—

Total assets	860,571,689	67,681,265	236,810,354	2,153,874,784

LIABILITIES
Collateral on securities loaned, at value	6,288,689	971,405	1,290,673	10,889,104
Payables:
Investments purchased	5,539,997	1,001,363	4,245,301	5,009,412
Investment advisory fees	323,939	25,460	92,939	810,460
Variation margin on futures contracts	7,247	—	3,221	103,450
Unrealized depreciation on OTC swaps	90,479	—	—	—

Total liabilities	12,250,351	1,998,228	5,632,134	16,812,426

NET ASSETS	$848,321,338	$65,683,037	$231,178,220	$2,137,062,358

NET ASSETS CONSIST OF
Paid-in capital	$1,541,548,501	$98,772,177	$296,326,743	$2,888,631,555
Accumulated loss	(693,227,163)	(33,089,140)	(65,148,523)	(751,569,197)

NET ASSETS	$848,321,338	$65,683,037	$231,178,220	$2,137,062,358

NET ASSET VALUE
Shares outstanding	41,475,000	1,000,000	10,575,000	49,200,000

Net asset value	$20.45	$65.68	$21.86	$43.44

Shares authorized	375 million	500 million	300 million	1 billion

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$1,021,244,306	$82,980,974	$148,569,150	$2,191,068,074
(b) Securities loaned, at value	$6,515,256	$929,223	$1,214,150	$8,217,915
(c) Investments, at cost — affiliated	$6,809,108	$1,001,438	$1,577,725	$11,585,535
(d) Foreign currency collateral pledged, at cost	$—	$9,638	$—	$730,949
(e) Foreign currency, at cost	$6,827,973	$62,762	$385,050	$5,002,042

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$547,779,225	$4,040,646,037	$346,587,802
Investments, at value — affiliated(c)	38,472,424	379,072,189	17,150,827
Cash	689	2,261	1,150
Cash pledged for futures contracts	—	550,000	49,000
Foreign currency collateral pledged for futures contracts(d)	115,214	—	—
Foreign currency, at value(e)	766,510	9,541,316	43,992
Receivables:
Investments sold	4,750,525	41,006,461	4,850,015
Securities lending income — affiliated	7,866	440,000	166,854
Dividends — unaffiliated	1,318,200	69,971	1,074,407
Dividends — affiliated	695	14,082	1,006

Total assets	593,211,348	4,471,342,317	369,925,053

LIABILITIES
Due to broker	8,572	—	—
Collateral on securities loaned, at value	38,222,530	375,533,365	16,672,651
Payables:
Investments purchased	4,434,434	42,355,989	4,685,727
Foreign taxes	—	461,188	—
Investment advisory fees	218,474	1,844,787	165,541
Variation margin on futures contracts	24,816	63,266	9,570
Unrealized depreciation on OTC swaps	7,668	—	—

Total liabilities	42,916,494	420,258,595	21,533,489

NET ASSETS	$550,294,854	$4,051,083,722	$348,391,564

NET ASSETS CONSIST OF
Paid-in capital	$877,069,971	$1,952,586,071	$576,446,579
Accumulated earnings (loss)	(326,775,117)	2,098,497,651	(228,055,015)

NET ASSETS	$550,294,854	$4,051,083,722	$348,391,564

NET ASSET VALUE

Shares outstanding	28,750,000	92,200,000	4,900,000

Net asset value	$19.14	$43.94	$71.10

Shares authorized	300 million	900 million	200 million

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$549,785,071	$1,847,747,424	$434,920,150
(b) Securities loaned, at value	$30,982,026	$341,529,418	$14,490,556
(c) Investments, at cost — affiliated	$38,460,275	$378,925,293	$17,137,501
(d) Foreign currency collateral pledged, at cost	$119,094	$—	$—
(e) Foreign currency, at cost	$766,319	$9,680,058	$44,709

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,829,617	$752,221	$4,887,486	$42,059,162
Dividends — affiliated	22,413	346	5,911	27,966
Securities lending income — affiliated — net	6,465	3,334	48,734	38,787
Foreign taxes withheld	—	(75,163)	—	(484,853)

Total investment income	6,858,495	680,738	4,942,131	41,641,062

EXPENSES
Investment advisory	1,868,380	157,812	590,300	5,010,030
Commitment costs	—	—	1,498	—

Total expenses	1,868,380	157,812	591,798	5,010,030

Net investment income	4,990,115	522,926	4,350,333	36,631,032

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,532,085)	(29,357)	(1,040,134)	(24,207,765)
Investments — affiliated	418	30	17,052	11,056
Capital gain distributions from underlying funds — affiliated	1	—	—	—
Foreign currency transactions	16,077	19,440	(79,761)	(1,286,146)
Futures contracts	(106,095)	19,606	(121,158)	(1,172,533)
In-kind redemptions — unaffiliated(a)	—	—	—	51,508,009
Swaps	1,187,999	—	—	—

	(10,433,685)	9,719	(1,224,001)	24,852,621

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,834,947	2,776,056	(7,051,368)	53,523,545
Investments — affiliated	723	184	78	(4,908)
Foreign currency translations	(911)	(734)	(2,208)	16,988
Futures contracts	114,832	5,845	(2,596)	(77,983)
Swaps	(85,814)	—	—	—

	13,863,777	2,781,351	(7,056,094)	53,457,642

Net realized and unrealized gain (loss)	3,430,092	2,791,070	(8,280,095)	78,310,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,420,207	$3,313,996	$(3,929,762)	$114,941,295

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

INVESTMENT INCOME
Dividends — unaffiliated	$4,830,616	$20,335,739	$3,223,769
Dividends — affiliated	6,381	341,910	3,381
Securities lending income — affiliated — net(a)	63,252	2,777,645	1,081,230
Foreign taxes withheld	(116,867)	(2,887,740)	(318,449)
Other foreign taxes	—	(1,221,314)	—

Total investment income	4,783,382	19,346,240	3,989,931

EXPENSES
Investment advisory	1,345,543	10,419,193	934,414
Commitment costs	—	20,812	—

Total expenses	1,345,543	10,440,005	934,414

Net investment income	3,437,839	8,906,235	3,055,517

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,285,361)	103,614,563	(2,554,900)
Investments — affiliated	12,398	141,064	3,331
Capital gain distributions from underlying funds — affiliated	—	4	—
Forward foreign currency exchange contracts	—	(428)	—
Foreign currency transactions	113,822	(898,638)	12,578
Futures contracts	(2,485)	573,299	(157,063)
In-kind redemptions — unaffiliated(b)	5,075,296	—	(8,682,722)
Swaps	2,945	—	—

	(66,083,385)	103,429,864	(11,378,776)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	94,701,572	(5,305,751)	4,937,075
Investments — affiliated	(6,404)	20,852	(735)
Foreign currency translations	3,952	186,327	(5,447)
Futures contracts	49,063	426,041	(14,182)
Swaps	(7,668)	—	—

	94,740,515	(4,672,531)	4,916,711

Net realized and unrealized gain (loss)	28,657,130	98,757,333	(6,462,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,094,969	$107,663,568	$(3,406,548)

(a) Net of securities lending income tax paid of	$—	$687,092	$—
(b) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,990,115	$23,509,272	$522,926	$1,326,492
Net realized gain (loss)	(10,433,685)	(39,866,499)	9,719	(4,386,210)
Net change in unrealized appreciation (depreciation)	13,863,777	(165,567,467)	2,781,351	(15,017,720)

Net increase (decrease) in net assets resulting from operations	8,420,207	(181,924,694)	3,313,996	(18,077,438)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,481,456)	(22,238,487)	—	(1,582,668)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	121,623,246	(90,850,529)	—	8,692,269

NET ASSETS
Total increase (decrease) in net assets	119,561,997	(295,013,710)	3,313,996	(10,967,837)
Beginning of period	728,759,341	1,023,773,051	62,369,041	73,336,878

End of period	$848,321,338	$728,759,341	$65,683,037	$62,369,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,350,333	$9,403,534	$36,631,032		$83,246,279
Net realized gain (loss)	(1,224,001)	(18,111,963)	24,852,621		(96,016,513)
Net change in unrealized appreciation (depreciation)	(7,056,094)	(26,003,838)	53,457,642		(319,988,865)

Net increase (decrease) in net assets resulting from operations	(3,929,762)	(34,712,267)	114,941,295		(332,759,099)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,381,277)	(12,037,624)	(35,085,105	)(b)	(133,885,979)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,102,079	15,838,006	(77,801,566)		160,889,087

NET ASSETS
Total increase (decrease) in net assets	(3,208,960)	(30,911,885)	2,054,624		(305,755,991)
Beginning of period	234,387,180	265,299,065	2,135,007,734		2,440,763,725

End of period	$231,178,220	$234,387,180	$2,137,062,358		$2,135,007,734

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares MSCI Singapore ETF			iShares MSCI Taiwan ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,437,839		$19,353,471	$8,906,235	$164,859,796
Net realized gain (loss)	(66,083,385)		(4,063,733)	103,429,864	479,013,440
Net change in unrealized appreciation (depreciation)	94,740,515		(119,586,079)	(4,672,531)	(1,899,409,530)

Net increase (decrease) in net assets resulting from operations	32,094,969		(104,296,341)	107,663,568	(1,255,536,294)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,794,273	)(b)	(34,423,217)	(610,656,019)	(190,635,508)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(29,494,771)		73,970,467	803,924,715	(2,358,740,941)

NET ASSETS
Total increase (decrease) in net assets	(3,194,075)		(64,749,091)	300,932,264	(3,804,912,743)
Beginning of period	553,488,929		618,238,020	3,750,151,458	7,555,064,201

End of period	$550,294,854		$553,488,929	$4,051,083,722	$3,750,151,458

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Thailand ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,055,517	$10,505,169
Net realized loss	(11,378,776)	(8,377,412)
Net change in unrealized appreciation (depreciation)	4,916,711	(42,097,798)

Net decrease in net assets resulting from operations	(3,406,548)	(39,970,041)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,310,604)	(12,119,104)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,573,960	(25,114,292)

NET ASSETS
Total increase (decrease) in net assets	13,856,808	(77,203,437)
Beginning of period	334,534,756	411,738,193

End of period	$348,391,564	$334,534,756

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$20.46		$25.80	$22.91	$23.00	$24.18	$24.69

Net investment income(a)	0.14		0.62	0.57	0.54	0.62	0.71
Net realized and unrealized gain (loss)(b)	0.13		(5.37)	2.92	(0.01)	(1.08)	(0.12)

Net increase (decrease) from investment operations	0.27		(4.75)	3.49	0.53	(0.46)	0.59

Distributions from net investment income(c)		(0.28)	(0.59)	(0.60)	(0.62)	(0.72)	(1.10)

Net asset value, end of period	$20.45		$20.46	$25.80	$22.91	$23.00	$24.18

Total Return(d)
Based on net asset value	1.30	%(e)	(18.61)%	15.24%	2.46%	(2.00)%	2.33%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.48%

Net investment income	1.36	%(g)	2.70%	2.26%	2.37%	2.52%	2.83%

Supplemental Data
Net assets, end of period (000)	$848,321		$728,759	$1,023,773	$1,328,281	$1,424,663	$2,729,621

Portfolio turnover rate(h)		6%	8%	21%	16%	12%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$62.37		$81.49	$69.91	$68.75	$77.00	$72.78

Net investment income(a)	0.52		1.33	1.04	1.21	1.37	0.94
Net realized and unrealized gain (loss)(b)	2.79		(18.87)	11.13	2.78	(7.90)	4.24

Net increase (decrease) from investment operations	3.31		(17.54)	12.17	3.99	(6.53)	5.18

Distributions from net investment income(c)	—		(1.58)	(0.59)	(2.83)	(1.72)	(0.96)

Net asset value, end of period	$65.68		$62.37	$81.49	$69.91	$68.75	$77.00

Total Return(d)
Based on net asset value	5.31	%(e)	(21.70)%	17.41%	5.72%	(8.42)%	7.09%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	1.68	%(g)	1.87%	1.33%	1.75%	1.94%	1.18%

Supplemental Data
Net assets, end of period (000)	$65,683		$62,369	$73,337	$62,921	$109,995	$284,912

Portfolio turnover rate(h)		3%	16%	21%	10%	10%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF

	Six Months Ended
	02/28/23		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/22		08/31/21		08/31/20		08/31/19		08/31/18

Net asset value, beginning of period	$22.48		$26.60		$26.51		$28.02		$32.87		$32.03

Net investment income(a)	0.41		0.90		0.98		0.76		1.03		0.91
Net realized and unrealized gain (loss)(b)		(0.81)	(3.77)		(0.05)		(1.41)		(4.85)		2.06

Net increase (decrease) from investment operations		(0.40)	(2.87)		0.93		(0.65)		(3.82)		2.97

Distributions from net investment income(c)		(0.22)	(1.25)		(0.84)		(0.86)		(1.03)		(2.13)

Net asset value, end of period	$21.86		$22.48		$26.60		$26.51		$28.02		$32.87

Total Return(d)
Based on net asset value	(1.81	)%(e)	(10.92)%		3.51%		(2.27)%		(11.69)%		9.59%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%		0.50%		0.51%		0.49%		0.47%

Net investment income	3.74	%(g)	3.68%		3.62%		2.86%		3.41%		2.69%

Supplemental Data
Net assets, end of period (000)	$231,178		$234,387		$265,299		$341,922		$390,889		$557,220

Portfolio turnover rate(h)	5	%(i)	48	%(i)	28	%(i)	58	%(i)	48	%(i)	63	%(i)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Not annualized.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Annualized.

(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		3%	11%		7%		16%		9%		17%

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF

	Six Months Ended
	02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$41.86		$51.17	$42.98	$44.17	$46.02	$46.43

Net investment income(a)	0.73		1.69	1.30	1.29	1.74	1.66
Net realized and unrealized gain (loss)(b)	1.56		(8.28)	8.06	(0.98)	(1.58)	0.03

Net increase (decrease) from investment operations	2.29		(6.59)	9.36	0.31	0.16	1.69

Distributions from net investment income(c)	(0.71	)(d)	(2.72)	(1.17)	(1.50)	(2.01)	(2.10)

Net asset value, end of period	$43.44		$41.86	$51.17	$42.98	$44.17	$46.02

Total Return(e)
Based on net asset value	5.42	%(f)	(13.22)%	21.82%	0.72%	0.56%	3.63%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.47%	0.47%	0.48%	0.48%	0.48%

Net investment income	3.49	%(h)	3.61%	2.66%	3.04%	3.89%	3.52%

Supplemental Data
Net assets, end of period (000)	$2,137,062		$2,135,008	$2,440,764	$1,882,380	$2,266,116	$2,374,834

Portfolio turnover rate(i)		3%	15%	9%	8%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF

	Six Months Ended
	02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$18.21		$23.03	$19.12	$22.83	$23.84	$24.70

Net investment income(a)	0.12		0.67	0.63	0.76	0.91	1.04
Net realized and unrealized gain (loss)(b)	1.02		(4.21)	3.92	(3.57)	(1.02)	(0.77)

Net increase (decrease) from investment operations	1.14		(3.54)	4.55	(2.81)	(0.11)	0.27

Distributions from net investment income(c)	(0.21	)(d)	(1.28)	(0.64)	(0.90)	(0.90)	(1.13)

Net asset value, end of period	$19.14		$18.21	$23.03	$19.12	$22.83	$23.84

Total Return(e)
Based on net asset value	6.26	%(f)	(15.92)%	23.91%	(12.84)%	(0.41)%	0.91%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income	1.30	%(h)	3.25%	2.87%	3.59%	3.86%	4.03%

Supplemental Data
Net assets, end of period (000)	$550,295		$553,489	$618,238	$525,733	$513,651	$579,292

Portfolio turnover rate(i)		9%	36%	17%	22%	9%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF

	Six Months Ended
	02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$50.47		$64.79		$44.08	$34.94	$37.91	$37.35

Net investment income(a)	0.11		1.60		1.22	1.05	0.92	0.98
Net realized and unrealized gain (loss)(b)	0.92		(14.16)		20.46	9.11	(2.89)	0.60

Net increase (decrease) from investment operations	1.03		(12.56)		21.68	10.16	(1.97)	1.58

Distributions(c)
From net investment income		(2.37)	(1.39)		(0.97)	(1.02)	(1.00)	(1.02)
From net realized gain		(5.19)	(0.37)		—	—	—	—

Total distributions		(7.56)	(1.76)		(0.97)	(1.02)	(1.00)	(1.02)

Net asset value, end of period	$43.94		$50.47		$64.79	$44.08	$34.94	$37.91

Total Return(d)
Based on net asset value	2.86	%(e)	(19.96)%		49.79%	29.34%	(4.92)%	4.43%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%		0.57%	0.59%	0.59%	0.59%

Net investment income	0.51	%(g)	2.65%		2.16%	2.68%	2.70%	2.65%

Supplemental Data
Net assets, end of period (000)	$4,051,084		$3,750,151		$7,555,064	$4,231,455	$2,662,495	$4,082,891

Portfolio turnover rate(h)	26	%(i)	12	%(i)	12%	15%	7%	12	%(i)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Not annualized.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g) Annualized.

(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		4%	12%		12%	14%	6%	11%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF

	Six Months Ended
	02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$70.43		$79.95	$68.25	$90.53	$90.80	$82.70

Net investment income(a)	0.69		2.00	1.70	1.97	2.10	2.12
Net realized and unrealized gain (loss)(b)	0.57		(9.17)	11.73	(22.24)	(0.33)	8.13

Net increase (decrease) from investment operations	1.26		(7.17)	13.43	(20.27)	1.77	10.25

Distributions from net investment income(c)		(0.59)	(2.35)	(1.73)	(2.01)	(2.04)	(2.15)

Net asset value, end of period	$71.10		$70.43	$79.95	$68.25	$90.53	$90.80

Total Return(d)
Based on net asset value	1.76	%(e)	(9.07)%	19.65%	(22.57)%	2.03%	12.55%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	1.94	%(g)	2.67%	2.26%	2.57%	2.36%	2.30%

Supplemental Data
Net assets, end of period (000)	$348,392		$334,535	$411,738	$436,789	$466,237	$435,842

Portfolio turnover rate(h)		3%	9%	17%	11%	17%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Hong Kong
Barclays Capital, Inc.	$1,449,825	$(1,399,699)	$—		$50,126	(b)
BofA Securities, Inc.	2,256,377	(2,178,365)	—		78,012	(b)
J.P. Morgan Securities LLC	2,726,234	(2,631,978)	—		94,256	(b)
UBS AG	82,820	(79,789)	—		3,031	(b)

	$6,515,256	$(6,289,831)	$—		$225,425

MSCI Japan Small-Cap
Barclays Capital, Inc.	$79,711	$(79,711)	$—		$—
BofA Securities, Inc.	51,255	(51,255)	—		—
Citigroup Global Markets, Inc.	237,927	(229,725)	—		8,202	(b)
Credit Suisse Securities (USA) LLC	32,072	(32,072)	—		—
Goldman Sachs & Co. LLC	166,371	(166,371)	—		—
J.P. Morgan Securities LLC	124,317	(124,317)	—		—
Macquarie Bank Ltd.	46,512	(46,512)	—		—
Morgan Stanley	73,922	(73,922)	—		—
State Street Bank & Trust Co.	69,314	(69,314)	—		—
UBS AG	47,822	(47,822)	—		—

	$929,223	$(921,021)	$—		$8,202

MSCI Malaysia
Macquarie Bank Ltd.	$297,991	$(297,991)	$—		$—
UBS AG	916,159	(916,159)	—		—

	$1,214,150	$(1,214,150)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Pacific ex Japan
HSBC Bank PLC	$33,028	$(33,028)	$—		$—
J.P. Morgan Securities LLC	3,331,300	(3,331,300)	—		—
Toronto-Dominion Bank	3,725,841	(3,640,140)	—		85,701	(b)
UBS AG	1,127,746	(1,082,765)	—		44,981	(b)

	$8,217,915	$(8,087,233)	$—		$130,682

MSCI Singapore
Barclays Capital, Inc.	$490,109	$(480,634)	$—		$9,475	(b)
BNP Paribas SA	8,541,946	(8,376,804)	—		165,142	(b)
BofA Securities, Inc.	611,262	(611,262)	—		—
J.P. Morgan Securities LLC	3,432,774	(3,432,774)	—		—
Morgan Stanley	3,517,175	(3,517,175)	—		—
Toronto-Dominion Bank	14,388,760	(14,110,582)	—		278,178	(b)

	$30,982,026	$(30,529,231)	$—		$452,795

MSCI Taiwan
Citigroup Global Markets Ltd.	$31,499,035	$(31,499,035)	$—		$—
Goldman Sachs International	102,243,774	(102,243,774)	—		—
J.P. Morgan Securities PLC	64,868,700	(64,868,700)	—		—
Macquarie Bank Ltd.	3,815,865	(3,815,865)	—		—
Morgan Stanley	139,102,044	(139,102,044)	—		—

	$341,529,418	$(341,529,418)	$—		$—

MSCI Thailand
Barclays Capital, Inc.	$5,205,161	$(5,205,161)	$—		$—
BofA Securities, Inc.	295,217	(295,217)	—		—
Credit Suisse Securities (USA) LLC	362	(362)	—		—
Goldman Sachs & Co. LLC	179,499	(179,499)	—		—
J.P. Morgan Securities LLC	5,141,457	(5,141,457)	—		—
Macquarie Bank Ltd.	166,356	(166,356)	—		—
Morgan Stanley	3,342,541	(3,342,541)	—		—
SG Americas Securities LLC	85,834	(85,834)	—		—
UBS AG	74,129	(74,129)	—		—

	$14,490,556	$(14,490,556)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

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Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the ziShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

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Notes to Financial Statements (unaudited) (continued)

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Hong Kong	$1,724
MSCI Japan Small-Cap	770
MSCI Malaysia	12,976
MSCI Pacific ex Japan	13,347
MSCI Singapore	21,546
MSCI Taiwan	795,842
MSCI Thailand	232,140

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Hong Kong	$9,664,772	$8,051,360	$(965,956)
MSCI Japan Small-Cap	332,581	889,540	345,949
MSCI Pacific ex Japan	10,722,678	9,995,367	(4,692,369)
MSCI Singapore	18,133,150	11,643,678	(9,290,919)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.  PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Hong Kong	$154,867,166	$46,194,305
MSCI Japan Small-Cap	2,162,596	1,610,757
MSCI Malaysia	17,927,486	12,835,509
MSCI Pacific ex Japan	95,682,962	72,268,143
MSCI Singapore	55,356,973	50,048,382
MSCI Taiwan	1,141,193,003	914,849,854
MSCI Thailand	12,061,333	10,576,806

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Hong Kong	$5,561,444	$—
MSCI Pacific ex Japan	110,176,761	208,685,815
MSCI Singapore	30,625,420	(58,547,014)
MSCI Thailand	86,438,322	66,846,610

8.  INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI Hong Kong	$490,801,361
MSCI Japan Small-Cap	15,018,782
MSCI Malaysia	120,857,520
MSCI Pacific ex Japan	604,135,134
MSCI Singapore	242,407,265
MSCI Thailand	124,796,565

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Hong Kong	$1,038,775,375	$42,984,408	$(234,637,091)	$(191,652,683)
MSCI Japan Small-Cap	84,646,219	3,358,179	(21,549,219)	(18,191,040)
MSCI Malaysia	176,927,551	90,558,638	(34,892,113)	55,666,525
MSCI Pacific ex Japan	2,312,546,235	268,587,434	(447,498,021)	(178,910,587)
MSCI Singapore	606,827,272	45,255,874	(65,875,902)	(20,620,028)
MSCI Taiwan	2,338,396,202	2,223,401,529	(142,149,229)	2,081,252,300
MSCI Thailand	457,221,570	10,405,645	(103,941,163)	(93,535,518)

9.  LINE OF CREDIT

The iShares MSCI Malaysia ETF and iShares MSCI Taiwan ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires onAugust 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.  PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Hong Kong
Shares sold	5,850,000	$121,623,246	2,025,000	$48,803,341
Shares redeemed	—	—	(6,075,000)	(139,653,870)

	5,850,000	$121,623,246	(4,050,000)	$(90,850,529)

MSCI Japan Small-Cap
Shares sold	—	$—	100,000	$8,692,269

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Malaysia
Shares sold	450,000	$9,852,074	4,650,000	$117,878,462
Shares redeemed	(300,000)	(6,749,995)	(4,200,000)	(102,040,456)

	150,000	$3,102,079	450,000	$15,838,006

MSCI Pacific ex Japan
Shares sold	3,000,000	$139,193,079	4,500,000	$215,646,290
Shares redeemed	(4,800,000)	(216,994,645)	(1,200,000)	(54,757,203)

	(1,800,000)	$(77,801,566)	3,300,000	$160,889,087

MSCI Singapore
Shares sold	1,650,000	$32,058,024	9,250,000	$189,839,642
Shares redeemed	(3,300,000)	(61,552,795)	(5,700,000)	(115,869,175)

	(1,650,000)	$(29,494,771)	3,550,000	$73,970,467

MSCI Taiwan
Shares sold	23,900,000	$1,094,321,669	1,000,000	$76,329,985
Shares redeemed	(6,000,000)	(290,396,954)	(43,300,000)	(2,435,070,926)

	17,900,000	$803,924,715	(42,300,000)	$(2,358,740,941)

MSCI Thailand
Shares sold	1,100,000	$86,802,748	1,600,000	$124,280,513
Shares redeemed	(950,000)	(67,228,788)	(2,000,000)	(149,394,805)

	150,000	$19,573,960	(400,000)	$(25,114,292)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Pacific ex Japan(a)	$0.701361	$—	$0.007429	$0.708790	99%	—%	1%	100%
MSCI Singapore(a)	0.078053	—	0.127054	0.205107	38	—	62	100
MSCI Taiwan	2.367686	5.189938	—	7.557624	31	69	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	71

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	73

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Brazil ETF | EWZ | NYSE Arca

•	iShares MSCI Chile ETF | ECH | Cboe BZX

•	iShares MSCI Israel ETF | EIS | NYSE Arca

•	iShares MSCI South Africa ETF | EZA | NYSE Arca

•	iShares MSCI Turkey ETF | TUR | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.54)%	(7.13)%	(4.34)%	(2.83)%	(7.13)%	(19.90)%	(24.95)%
Fund Market	(3.83)	(6.51)	(4.40)	(2.80)	(6.51)	(20.13)	(24.72)
Index	(3.34)	(5.56)	(3.54)	(2.13)	(5.56)	(16.51)	(19.34)

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$964.60	$2.87		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Materials	25.6%
Financials	23.5
Energy	16.3
Industrials	9.2
Utilities	8.7
Consumer Staples	8.1
Health Care	3.1
Consumer Discretionary	2.8
Communication Services	2.0
Information Technology	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Vale SA	19.5%
Itau Unibanco Holding SA (Preferred)	7.2
Petroleo Brasileiro SA (Preferred)	7.0
Petroleo Brasileiro SA	6.3
WEG SA	4.1
B3 SA - Brasil, Bolsa, Balcao	3.7
Banco Bradesco SA (Preferred)	3.7
Ambev SA	3.6
Localiza Rent a Car SA	2.6
Itausa SA (Preferred)	2.4

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.33	%(a)	15.89%	(8.91)%	(5.73)%	15.89%	(37.29)%	(44.57)%
Fund Market	3.83		15.26	(8.92)	(5.74)	15.26	(37.32)	(44.65)
Index	4.17		13.58	(9.10)	(5.72)	13.58	(37.95)	(44.52)

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,053.30	$3.00		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Materials	28.2%
Financials	23.5
Utilities	16.9
Consumer Staples	14.4
Energy	4.6
Real Estate	3.6
Consumer Discretionary	3.4
Industrials	3.4
Communication Services	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	22.0%
Banco de Chile	10.4
Enel Americas SA	6.0
Banco Santander Chile	4.6
Empresas COPEC SA	4.6
Banco de Credito e Inversiones SA	4.4
Empresas CMPC SA	4.2
Cencosud SA	4.2
Falabella SA	3.4
Cia. Sud Americana de Vapores SA	3.4

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.03)%	(25.87)%	2.08%	3.85%	(25.87)%	10.84%	45.85%
Fund Market	(17.93)	(25.93)	2.19	3.82	(25.93)	11.43	45.52
Index	(18.30)	(25.50)	2.61	4.31	(25.50)	13.76	52.54

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$819.70	$2.66		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	31.8%
Financials	25.4
Real Estate	8.8
Health Care	8.8
Industrials	8.1
Materials	4.0
Communication Services	3.6
Utilities	2.7
Consumer Discretionary	2.6
Consumer Staples	2.2
Energy	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nice Ltd.	8.1%
Check Point Software Technologies Ltd.	7.6
Bank Leumi Le-Israel BM	7.3
Teva Pharmaceutical Industries Ltd.	6.7
Bank Hapoalim BM	6.5
CyberArk Software Ltd.	3.6
Israel Discount Bank Ltd., Class A	3.6
Wix.com Ltd.	3.2
ICL Group Ltd.	3.1
Mizrahi Tefahot Bank Ltd.	2.8

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.14%	(18.23)%	(5.63)%	(0.53)%	(18.23)%	(25.14)%	(5.16)%
Fund Market	4.43	(19.22)	(5.49)	(0.48)	(19.22)	(24.60)	(4.71)
Index	3.79	(17.24)	(5.20)	0.02	(17.24)	(23.44)	0.20

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,041.40	$2.99		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	33.9%
Consumer Discretionary	21.5
Materials	21.3
Communication Services	9.2
Consumer Staples	7.6
Real Estate	2.3
Industrials	1.7
Health Care	1.3
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Naspers Ltd., Class N	17.1%
FirstRand Ltd.	8.0
Standard Bank Group Ltd.	6.0
MTN Group Ltd.	6.0
Absa Group Ltd.	4.1
Sasol Ltd.	3.7
Capitec Bank Holdings Ltd.	3.7
Gold Fields Ltd.	3.6
Impala Platinum Holdings Ltd.	3.5
Bid Corp. Ltd.	3.3

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	58.56%	93.71%	(1.60)%	(3.57)%	93.71%	(7.74)%	(30.45)%
Fund Market	58.55	95.88	(1.62)	(3.55)	95.88	(7.82)	(30.33)
Index	58.42	94.51	(1.40)	(3.30)	94.51	(6.80)	(28.48)

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through May 28, 2019 reflects the performance of MSCI Turkey Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Turkey IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,585.60	$3.78		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	28.3%
Materials	21.7
Financials	14.8
Consumer Staples	9.6
Consumer Discretionary	9.2
Energy	6.5
Communication Services	3.5
Real Estate	2.4
Utilities	2.0
Health Care	1.3
Information Technology	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Turkiye Petrol Rafinerileri AS	6.5%
Turk Hava Yollari AO	6.0
Turkiye Sise ve Cam Fabrikalari AS	5.5
BIM Birlesik Magazalar AS	5.2
KOC Holding AS	5.0
Akbank TAS	4.6
Eregli Demir ve Celik Fabrikalari TAS	4.3
Sasa Polyester Sanayi AS	3.9
Haci Omer Sabanci Holding AS	3.7
Ford Otomotiv Sanayi AS	3.5

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.6%
Banco Bradesco SA	12,787,482	$28,430,467
Banco do Brasil SA	13,020,392	100,224,775
Banco Santander Brasil SA	6,643,310	35,948,194

		164,603,436

Beverages — 3.6%
Ambev SA	63,297,889	161,888,421

Capital Markets — 5.0%
B3 SA - Brasil, Bolsa, Balcao	82,424,612	166,094,540
Banco BTG Pactual SA	14,975,316	57,779,443
XP Inc.(a)	1	12

		223,873,995

Containers & Packaging — 1.0%

Klabin SA	11,713,456	43,538,541

Diversified Telecommunication Services — 1.2%

Telefonica Brasil SA	7,399,072	55,032,493

Electric Utilities — 4.6%
Centrais Eletricas Brasileiras SA	14,542,196	95,328,609
CPFL Energia SA	3,207,773	18,558,757
Energisa SA	2,478,900	18,319,083
Equatorial Energia SA	15,864,237	77,056,900

		209,263,349

Electrical Equipment — 4.1%
WEG SA	24,558,184	183,689,747

Food & Staples Retailing — 2.6%
Atacadao SA	7,801,577	20,042,444
Raia Drogasil SA	16,802,316	72,787,731
Sendas Distribuidora SA	7,031,164	24,361,863

		117,192,038

Food Products — 1.0%
JBS SA.	12,145,735	44,518,934

Health Care Providers & Services — 1.9%
Hapvida Participacoes e Investimentos SA(a)(b)	59,309,004	50,864,286
Rede D’Or Sao Luiz SA(b)	6,812,329	33,245,472

		84,109,758

Independent Power and Renewable Electricity Producers — 1.0%
Eneva SA(a)	8,479,097	18,511,509
Engie Brasil Energia SA	3,848,566	28,874,628

		47,386,137

Insurance — 1.6%
BB Seguridade Participacoes SA	11,064,208	72,296,852

Metals & Mining — 20.0%
Cia. Siderurgica Nacional SA	10,939,233	34,831,201
Vale SA	53,410,504	870,409,268

		905,240,469

Multiline Retail — 0.7%
Magazine Luiza SA(a)	43,177,047	29,606,930

Oil, Gas & Consumable Fuels — 9.1%
Cosan SA	16,582,857	47,447,917
Petro Rio SA(a)	8,413,417	54,156,214
Petroleo Brasileiro SA	50,875,188	279,376,492
Ultrapar Participacoes SA	12,721,569	32,025,954

		413,006,577

Security	Shares	Value

Paper & Forest Products — 2.3%
Suzano SA	11,288,428	$102,934,715

Personal Products — 0.9%
Natura & Co. Holding SA	13,375,694	39,140,023

Pharmaceuticals — 1.1%
Hypera SA	6,518,784	51,859,411

Road & Rail — 4.1%
Localiza Rent a Car SA	11,021,808	116,819,018
Localiza Rent a Car SA, NVS	47,257	478,396
Rumo SA	20,261,230	69,505,332

		186,802,746

Software — 0.7%
TOTVS SA	5,989,613	31,221,106

Specialty Retail — 2.1%
Lojas Renner SA	15,134,752	53,913,823
Vibra Energia SA	14,419,590	40,734,939

		94,648,762

Transportation Infrastructure — 0.9%
CCR SA	19,886,161	41,744,054

Water Utilities — 1.2%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,607,584	55,428,372

Wireless Telecommunication Services — 0.8%
Tim SA	15,235,502	35,677,402

Total Common Stocks — 75.1% (Cost: $2,430,878,681)		3,394,704,268

Preferred Stocks

Banks — 13.1%
Banco Bradesco SA, Preference Shares, NVS	65,890,962	164,618,855
Itau Unibanco Holding SA, Preference Shares, NVS	66,067,311	320,906,841
Itausa SA, Preference Shares, NVS	66,872,219	105,121,501

		590,647,197

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,351,248	29,895,117
Cia Energetica de Minas Gerais, Preference Shares, NVS	22,728,825	45,497,156

		75,392,273

Metals & Mining — 2.0%
Gerdau SA, Preference Shares, NVS	16,943,806	92,657,014

Oil, Gas & Consumable Fuels — 6.9%
Petroleo Brasileiro SA, Preference Shares, NVS	65,281,976	314,723,104

Total Preferred Stocks — 23.7% (Cost: $793,483,735)		1,073,419,588

Total Long-Term Investments — 98.8% (Cost: $3,224,362,416)		4,468,123,856

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	9,730,000	$9,730,000

Total Short-Term Securities — 0.2% (Cost: $9,730,000)		9,730,000

Total Investments — 99.0% (Cost: $3,234,092,416)		4,477,853,856

Other Assets Less Liabilities — 1.0%		44,515,793

Net Assets — 100.0%		$4,522,369,649

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,880,000	$2,850,000	(a)	$—	$—	$—	$9,730,000	9,730,000	$303,820	$11

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,200	03/17/23	$55,769	$(956,981)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$956,981	$—	$—	$—	$956,981

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Brazil ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,384,143)	$—	$—	$—	$(4,384,143)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$4,602,372	$—	$—	$—	$4,602,372

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$92,057,430

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,394,225,872	$478,396	$—	$3,394,704,268
Preferred Stocks	1,073,419,588	—	—	1,073,419,588
Short-Term Securities
Money Market Funds	9,730,000	—	—	9,730,000

	$4,477,375,460	$478,396	$—	$4,477,853,856

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(956,981)	$—	$—	$(956,981)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.4%
Banco de Chile	560,535,083	$58,243,040
Banco de Credito e Inversiones SA	785,369	24,576,289
Banco Santander Chile	607,724,192	25,765,150
Grupo Security SA	29,276,794	6,435,327
Itau CorpBanca Chile SA	4,520,139,117	9,715,621

		124,735,427

Beverages — 5.3%
Cia. Cervecerias Unidas SA	2,257,330	17,227,675
Vina Concha y Toro SA	9,549,688	12,495,695

		29,723,370

Capital Markets — 1.1%
Sociedad de Inversiones Oro Blanco SA	606,903,208	6,262,101

Electric Utilities — 10.3%
Enel Americas SA	267,534,585	33,309,700
Enel Chile SA	354,865,829	15,975,401
Engie Energia Chile SA(a)	13,835,088	8,441,431

		57,726,532

Food & Staples Retailing — 6.1%
Cencosud SA	12,465,659	23,570,694
SMU SA	64,177,067	10,538,196

		34,108,890

Independent Power and Renewable Electricity Producers — 2.8%
Colbun SA	137,472,242	15,779,070

Marine — 3.4%
Cia. Sud Americana de Vapores SA	195,653,281	18,850,833

Metals & Mining — 2.0%
CAP SA	1,359,760	11,304,062

Multiline Retail — 3.4%
Falabella SA	8,663,465	19,064,980

Oil, Gas & Consumable Fuels — 4.6%
Empresas COPEC SA	3,523,899	25,460,529

Paper & Forest Products — 4.2%
Empresas CMPC SA	14,218,209	23,625,724

Real Estate Management & Development — 3.6%
Cencosud Shopping SA	1,822,017	2,597,630
Parque Arauco SA	9,762,583	11,972,189

Security	Shares	Value

Real Estate Management & Development (continued)
Plaza SA	4,336,267	$5,396,299

		19,966,118

Water Utilities — 3.7%
Aguas Andinas SA, Class A	54,653,696	13,074,573
Inversiones Aguas Metropolitanas SA	13,197,159	7,494,128

		20,568,701

Wireless Telecommunication Services — 2.1%
Empresa Nacional de Telecomunicaciones SA	2,910,606	11,464,201

Total Common Stocks — 75.0% (Cost: $401,632,321)		418,640,538

Preferred Stocks

Beverages — 3.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	6,812,661	16,750,353

Chemicals — 22.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,375,098	122,728,352

Total Preferred Stocks — 25.0% (Cost: $71,376,444)		139,478,705

Total Long-Term Investments — 100.0% (Cost: $473,008,765)		558,119,243

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	1,090,000	1,090,000

Total Short-Term Securities — 0.2% (Cost: $1,090,000)		1,090,000

Total Investments — 100.2% (Cost: $474,098,765)		559,209,243

Liabilities in Excess of Other Assets — (0.2)%		(1,253,656)

Net Assets — 100.0%		$557,955,587

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,090,000	(a)	$—	$—	$—	$1,090,000	1,090,000	$9,325	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	24	03/17/23	$1,155	$(23,690)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$23,690	$—	$—	$—	$23,690

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(132,406)	$—	$—	$—	$(132,406)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$9,073	$—	$—	$—	$9,073

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$921,615

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$325,679,391	$92,961,147	$—	$418,640,538
Preferred Stocks	16,750,353	122,728,352	—	139,478,705
Short-Term Securities
Money Market Funds	1,090,000	—	—	1,090,000

	$343,519,744	$215,689,499	$—	$559,209,243

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Chile ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(23,690)	$—	$—	$(23,690)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Elbit Systems Ltd.	22,889	$3,875,448

Banks — 21.8%
Bank Hapoalim BM	1,091,553	9,129,995
Bank Leumi Le-Israel BM	1,326,891	10,315,946
FIBI Holdings Ltd.	15,243	559,177
First International Bank Of Israel Ltd. (The)	47,513	1,682,435
Israel Discount Bank Ltd., Class A	1,064,537	5,049,611
Mizrahi Tefahot Bank Ltd.	132,711	3,946,417

		30,683,581

Capital Markets — 0.4%
Altshuler Shaham Penn Ltd.	60,650	114,652
Tel Aviv Stock Exchange Ltd.	86,684	423,937

		538,589

Chemicals — 4.0%
ICL Group Ltd.	609,226	4,421,374
Israel Corp Ltd.(a)	3,316	1,130,520
Turpaz Industries Ltd., NVS	30,123	119,865

		5,671,759

Communications Equipment — 1.1%
AudioCodes Ltd.	21,695	355,634
Gilat Satellite Networks Ltd.(b)	36,076	213,292
Ituran Location and Control Ltd.	13,242	295,826
Radware Ltd.(b)	34,704	722,885

		1,587,637

Construction & Engineering — 2.1%
Ashtrom Group Ltd.(a)	34,818	534,277
Elco Ltd.	8,138	299,795
Electra Ltd./Israel(a)	1,813	734,971
Shapir Engineering and Industry Ltd.	122,936	811,317
Shikun & Binui Ltd.(b)	228,805	522,683

		2,903,043

Consumer Finance — 0.4%
Isracard Ltd.	172,198	610,217

Distributors — 0.2%
Tadiran Group Ltd.	2,944	251,046

Diversified Telecommunication Services — 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,787,598	2,474,323

Electronic Equipment, Instruments & Components — 0.4%
Innoviz Technologies Ltd.(a)(b)	93,430	443,792
Nayax Ltd.(b)	7,010	122,146

		565,938

Equity Real Estate Investment Trusts (REITs) — 0.7%
Reit 1 Ltd.	166,406	688,281
Sella Capital Real Estate Ltd.	178,582	361,510

		1,049,791

Food & Staples Retailing — 1.3%
M Yochananof & Sons Ltd.	4,327	205,714
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,700	426,053
Shufersal Ltd.	228,468	1,179,608

		1,811,375

Food Products — 0.9%
Mehadrin Ltd.(b)	0	19
Neto Malinda Trading Ltd.(b)	9,872	206,637

Security	Shares	Value

Food Products (continued)
Strauss Group Ltd.	45,177	$1,028,051

		1,234,707

Health Care Equipment & Supplies — 1.9%
Inmode Ltd.(a)(b)	60,657	2,141,798
Nano-X Imaging Ltd.(a)(b)	33,951	247,503
Sisram Medical Ltd.(c)	120,000	228,015

		2,617,316

Hotels, Restaurants & Leisure — 0.5%
Fattal Holdings 1998 Ltd.(b)	5,531	460,453
NEOGAMES SA(b)	12,956	201,466

		661,919

Household Durables — 0.8%
Azorim-Investment Development & Construction Co. Ltd.	71,839	189,915
Danya Cebus Ltd.	6,850	128,326
Electra Consumer Products 1970 Ltd.	10,206	268,102
Maytronics Ltd.	42,258	509,327

		1,095,670

Independent Power and Renewable Electricity Producers — 2.7%
Doral Group Renewable Energy Resources Ltd.(b)	77,819	147,886
Energix-Renewable Energies Ltd.	211,953	582,991
Enlight Renewable Energy Ltd.(a)(b)	99,188	1,623,425
Kenon Holdings Ltd./Singapore	16,198	453,560
OPC Energy Ltd.(b).	86,798	703,164
OY Nofar Energy Ltd.(b)	13,020	313,307

		3,824,333

Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.(a)	2,631	267,830

Insurance — 2.7%
Clal Insurance Enterprises Holdings Ltd.(b)	54,134	776,252
Harel Insurance Investments & Financial Services Ltd.	100,115	842,944
IDI Insurance Co. Ltd.	7,050	163,011
Menora Mivtachim Holdings Ltd.	21,360	410,687
Migdal Insurance & Financial Holdings Ltd.(b)	362,166	404,392
Phoenix Holdings Ltd. (The)	129,765	1,239,252

		3,836,538

Interactive Media & Services — 0.3%
Taboola.com Ltd.(b)	113,835	356,304

IT Services — 4.3%
Formula Systems 1985 Ltd.	8,561	585,030
Malam - Team Ltd.	6,686	121,238
Matrix IT Ltd.	29,708	543,977
One Software Technologies Ltd.	33,825	378,005
Wix.com Ltd.(b)	49,270	4,460,413

		6,088,663

Machinery — 0.6%
Kornit Digital Ltd.(b)	42,825	877,913

Marine — 1.3%
ZIM Integrated Shipping Services Ltd.(a)	77,385	1,830,929

Media — 0.8%
Perion Network Ltd.(b)	34,634	1,199,281

Oil, Gas & Consumable Fuels — 2.0%
Delek Group Ltd.(b)	7,890	737,536
Equital Ltd.(b)	18,745	442,855
Naphtha Israel Petroleum Corp. Ltd.	28,573	106,139
Oil Refineries Ltd.	1,792,337	540,800

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Paz Oil Co. Ltd.(b)	8,712	$923,231

		2,750,561

Pharmaceuticals — 6.9%
Taro Pharmaceutical Industries Ltd.(b)	7,991	241,488
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	954,596	9,460,046

		9,701,534

Professional Services — 1.0%
Danel Adir Yeoshua Ltd.	4,644	349,868
Fiverr International Ltd.(b)	27,205	1,077,590

		1,427,458

Real Estate Management & Development — 8.1%
AFI Properties Ltd.(a)(b)	4,941	131,433
Africa Israel Residences Ltd.	5,388	198,882
Airport City Ltd.(b)	58,761	776,722
Alony Hetz Properties & Investments Ltd.	131,300	1,142,722
Amot Investments Ltd.	201,998	1,001,216
Azrieli Group Ltd.	36,507	2,048,811
Big Shopping Centers Ltd.(b)	10,302	893,519
Blue Square Real Estate Ltd.	4,229	212,235
Brack Capital Properties NV(b)	0	28
Electra Real Estate Ltd.	21,863	182,203
G City Ltd.	72,333	251,589
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	113,490	229,457
Israel Land Development Co. Ltd. (The)	14,788	137,448
Isras Investment Co. Ltd.	1,637	254,866
Mega Or Holdings Ltd.	20,322	436,096
Melisron Ltd.	20,420	1,221,906
Mivne Real Estate KD Ltd.	507,413	1,311,660
Prashkovsky Investments and Construction Ltd.	6,236	127,710
Property & Building Corp. Ltd.(b)	2,568	126,543
Summit Real Estate Holdings Ltd.	31,573	341,434
YH Dimri Construction & Development Ltd.	6,482	331,543

		11,358,024

Semiconductors & Semiconductor Equipment — 4.8%
Camtek Ltd./Israel(b)	24,797	671,317
Nova Ltd.(b)	24,691	2,252,104
Tower Semiconductor Ltd.(b)	94,039	3,846,742

		6,770,163

Software — 20.6%
Cellebrite DI Ltd.(a)(b)	32,625	200,644
Check Point Software Technologies Ltd.(b)	86,339	10,681,861
CyberArk Software Ltd.(b)	35,038	5,072,451
Hilan Ltd.	12,795	517,129
Magic Software Enterprises Ltd.	23,327	316,536
Nice Ltd.(b)	54,605	11,350,470
Riskified Ltd.(b)	43,916	241,538

Security	Shares	Value

Software (continued)
Sapiens International Corp. NV	28,566	$593,475

		28,974,104

Specialty Retail — 0.9%
Carasso Motors Ltd.	27,511	133,812
Delek Automotive Systems Ltd.	45,246	457,001
Fox Wizel Ltd.(a)	7,039	559,071
Retailors Ltd.	10,575	169,241

		1,319,125

Technology Hardware, Storage & Peripherals — 0.5%
Nano Dimension Ltd., ADR(a)(b)	223,241	656,329

Textiles, Apparel & Luxury Goods — 0.3%
Delta Galil Industries Ltd.(a)	9,937	403,504

Trading Companies & Distributors — 0.1%
Scope Metals Group Ltd.(a)	6,320	208,663

Wireless Telecommunication Services — 0.7%
Cellcom Israel Ltd.(b)	77,507	311,408
Partner Communications Co. Ltd.(b)	119,539	668,144

		979,552

Total Long-Term Investments — 99.9% (Cost: $176,955,574)		140,463,167

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	8,238,579	8,243,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	140,000	140,000

Total Short-Term Securities — 5.9% (Cost: $8,382,785)		8,383,522

Total Investments — 105.8% (Cost: $185,338,359)		148,846,689

Liabilities in Excess of Other Assets — (5.8)%		(8,211,029)

Net Assets — 100.0%		$140,635,660

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Israel ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,068,470	$1,174,810	(a)	$—	$3,734	$(3,492)	$8,243,522	8,238,579	$47,337	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	60,000	(a)	—	—	—	140,000	140,000	1,864		—

					$3,734	$(3,492)	$8,383,522		$49,201		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/17/23	$179	$958

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$958	$—	$—	$—	$958

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$18,932	$—	$—	$—	$18,932

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$42,990	$—	$—	$—	$42,990

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$549,708

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Israel ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$39,678,934	$100,784,233	$—	$140,463,167
Short-Term Securities
Money Market Funds	8,383,522	—	—	8,383,522

	$48,062,456	$100,784,233	$—	$148,846,689

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$958	$—	$958

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.3%
Absa Group Ltd.	1,361,490	$14,699,461
Capitec Bank Holdings Ltd.	139,842	13,341,523
Nedbank Group Ltd.	740,176	9,293,209
Standard Bank Group Ltd.	2,156,116	21,537,466

		58,871,659

Capital Markets — 1.2%
Reinet Investments SCA	219,980	4,348,094

Chemicals — 3.7%
Sasol Ltd.	916,871	13,444,482

Diversified Financial Services — 9.8%
FirstRand Ltd.	8,107,968	28,919,195
Remgro Ltd.	850,466	6,473,081

		35,392,276

Equity Real Estate Investment Trusts (REITs) — 1.1%
Growthpoint Properties Ltd.	5,501,971	4,026,490

Food & Staples Retailing — 7.6%
Bid Corp. Ltd.	538,561	11,794,676
Clicks Group Ltd.	391,953	5,709,089
Shoprite Holdings Ltd.	806,987	9,771,962

		27,275,727

Industrial Conglomerates — 1.6%
Bidvest Group Ltd. (The)	464,746	5,929,972

Insurance — 6.6%
Discovery Ltd.(a)	802,293	6,541,975
Old Mutual Ltd.	7,891,705	5,118,907
OUTsurance Group Ltd., NVS	1,353,048	2,630,947
Sanlam Ltd.	2,859,850	9,316,898

		23,608,727

Internet & Direct Marketing Retail — 17.1%
Naspers Ltd., Class N	349,716	61,495,332

Media — 1.3%
MultiChoice Group	604,771	4,643,219

Metals & Mining — 17.6%
African Rainbow Minerals Ltd.	180,653	2,502,386
Anglo American Platinum Ltd.	85,242	4,713,579
AngloGold Ashanti Ltd.	672,738	11,330,603
Gold Fields Ltd.	1,431,555	12,991,533
Harmony Gold Mining Co. Ltd.	891,449	2,738,216
Impala Platinum Holdings Ltd.	1,367,804	12,771,031
Kumba Iron Ore Ltd.	103,761	2,705,866

Security	Shares	Value

Metals & Mining (continued)
Northam Platinum Holdings Ltd.(a)	541,272	$4,457,794
Sibanye Stillwater Ltd.	4,544,097	9,174,836

		63,385,844

Multiline Retail — 1.8%
Woolworths Holdings Ltd.	1,551,833	6,506,460

Oil, Gas & Consumable Fuels — 1.2%
Exxaro Resources Ltd.	392,327	4,296,477

Pharmaceuticals — 1.3%
Aspen Pharmacare Holdings Ltd.	609,142	4,703,695

Real Estate Management & Development — 1.2%
NEPI Rockcastle NV	732,597	4,388,724

Specialty Retail — 2.7%
Foschini Group Ltd. (The)	531,931	2,938,090
Mr. Price Group Ltd.	413,179	3,425,797
Pepkor Holdings Ltd.(b)	3,244,750	3,312,772

		9,676,659

Wireless Telecommunication Services — 7.9%
MTN Group Ltd.	2,723,528	21,459,892
Vodacom Group Ltd.	1,032,784	7,117,601

		28,577,493

Total Long-Term Investments — 100.0% (Cost: $477,856,526)		360,571,330

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	20,000	20,000

Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000

Total Investments — 100.0% (Cost: $477,876,526)		360,591,330

Other Assets Less Liabilities — 0.0%		169,811

Net Assets — 100.0%		$360,761,141

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$—	$(160,000	)(a)	$—	$—	$20,000	20,000	$3,941	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/JSE Top 40 Index	9	03/16/23	$351	$9,323

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,323	$—	$—	$—	$9,323

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$31,104	$—	$—	$—	$31,104

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$27,525	$—	$—	$—	$27,525

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$496,375

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI South Africa ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$95,209,336	$265,361,994	$—	$360,571,330
Short-Term Securities
Money Market Funds	20,000	—	—	20,000

	$95,229,336	$265,361,994	$—	$360,591,330

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,323	$—	$9,323

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,829,089	$11,177,513

Airlines — 7.9%
Pegasus Hava Tasimaciligi AS(a)	233,636	6,284,239
Turk Hava Yollari AO(a)	2,578,519	19,591,927

		25,876,166

Auto Components — 0.6%
EGE Endustri VE Ticaret AS	2,957	870,236
Kordsa Teknik Tekstil AS	251,855	1,091,855

		1,962,091

Automobiles — 3.5%
Ford Otomotiv Sanayi AS(b)	392,986	11,463,648

Banks — 13.7%
Akbank TAS	16,113,923	14,900,150
Haci Omer Sabanci Holding AS	5,258,809	12,133,569
Turkiye Is Bankasi AS, Class C	18,030,744	10,820,938
Yapi ve Kredi Bankasi AS	12,859,071	6,814,653

		44,669,310

Beverages — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,372,137	4,041,899

Building Products — 0.3%
Qua Granite Hayal(a)	233,973	925,485

Capital Markets — 0.7%
Is Yatirim Menkul Degerler AS	495,501	1,310,531
Oyak Yatirim Menkul Degerler AS, NVS	477,961	981,991

		2,292,522

Chemicals — 9.2%
Hektas Ticaret TAS(a)	5,663,767	10,664,736
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	169,857	998,365
Petkim Petrokimya Holding AS(a)(b)	6,264,411	5,577,509
Sasa Polyester Sanayi AS(a)	2,190,852	12,761,118

		30,001,728

Construction & Engineering — 1.8%
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	81,254	1,078,224
Kontrolmatik Enerji Ve Muhendislik AS, NVS	258,882	2,207,043
Tekfen Holding AS(b)	1,369,783	2,610,300

		5,895,567

Construction Materials — 3.3%
Cimsa Cimento Sanayi VE Ticaret AS	129,068	850,885
Nuh Cimento Sanayi AS	423,016	3,709,370
Oyak Cimento Fabrikalari AS(a)(b)	2,315,794	6,217,144

		10,777,399

Diversified Financial Services — 0.4%
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	5,857,983	1,228,599

Electric Utilities — 1.4%
Enerjisa Enerji AS(b)(c)	1,743,071	2,967,627
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	4,163,800	1,658,178

		4,625,805

Electrical Equipment — 0.4%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	730,061	1,293,505

Electronic Equipment, Instruments & Components — 0.4%
Penta Teknoloji Urunleri Dagitim Ticaret AS(a)	645,785	1,340,470

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,961,964	$5,753,459
Is Gayrimenkul Yatirim Ortakligi AS(a)(b)	2,004,321	1,101,660
Ziraat Gayrimenkul Yatirim Ortakligi AS	3,534,352	941,371

		7,796,490

Food & Staples Retailing — 7.4%
BIM Birlesik Magazalar AS(b)	2,355,547	16,988,915
Migros Ticaret AS(a)	587,103	4,494,823
Sok Marketler Ticaret AS(a)(b)	2,022,970	2,735,857

		24,219,595

Food Products — 0.7%
Ulker Biskuvi Sanayi AS(a)	1,352,731	2,204,769

Gas Utilities — 0.3%
Aygaz AS	248,517	1,018,545

Health Care Providers & Services — 1.0%
MLP Saglik Hizmetleri AS(a)(c)	623,500	2,554,884
Selcuk Ecza Deposu Ticaret ve Sanayi AS	360,001	746,499

		3,301,383

Household Durables — 1.3%
Vestel Beyaz Esya Sanayi ve Ticaret AS	2,733,441	1,785,580
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	791,377	2,343,889

		4,129,469

Independent Power and Renewable Electricity Producers — 0.3%
Zorlu Enerji Elektrik Uretim AS(a)	3,385,916	928,729

Industrial Conglomerates — 11.7%
Alarko Holding AS(b)	998,294	4,165,294
Enka Insaat ve Sanayi AS	1	2
KOC Holding AS	3,933,119	16,110,199
Turkiye Sise ve Cam Fabrikalari AS	7,131,033	17,842,040

		38,117,535

Machinery — 1.3%
Otokar Otomotiv Ve Savunma Sanayi AS(b)	25,954	1,306,977
Turk Traktor ve Ziraat Makineleri AS	96,688	2,893,831

		4,200,808

Metals & Mining — 9.2%
Eregli Demir ve Celik Fabrikalari TAS	5,966,852	13,907,881
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	4,649,856	5,548,867
Koza Altin Isletmeleri AS	5,611,128	7,260,389
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,337,052	3,225,013

		29,942,150

Oil, Gas & Consumable Fuels — 6.5%
Turkiye Petrol Rafinerileri AS(a)	677,953	21,259,111

Personal Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	588,968	867,001

Pharmaceuticals — 0.3%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	310,547	859,205

Semiconductors & Semiconductor Equipment — 0.3%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	231,468	968,499

Specialty Retail — 1.4%
Dogan Sirketler Grubu Holding AS	7,285,144	3,611,293
Dogus Otomotiv Servis ve Ticaret AS	118,817	1,062,869

		4,674,162

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.3%
Aksa Akrilik Kimya Sanayii AS	961,573	$4,664,024
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	538,282	2,978,579

		7,642,603

Transportation Infrastructure — 1.4%
TAV Havalimanlari Holding AS(a)	1,156,134	4,586,893

Wireless Telecommunication Services — 3.5%
Turkcell Iletisim Hizmetleri AS	6,732,188	11,348,771

Total Long-Term Investments — 99.8% (Cost: $282,982,161)		325,637,425

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	10,694,753	10,701,170
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	100,000	100,000

Total Short-Term Securities — 3.3% (Cost: $10,791,605)		10,801,170

Total Investments — 103.1% (Cost: $293,773,766)		336,438,595

Liabilities in Excess of Other Assets — (3.1)%		(10,186,599)

Net Assets — 100.0%		$326,251,996

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,780,557	$—	$(23,089,903	)(a)	$10,868	$(352)	$10,701,170	10,694,753	$1,156,940	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—	(160,000	)(a)	—	—	100,000	100,000	5,610		—

					$10,868	$(352)	$10,801,170		$1,162,550		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	17	03/17/23	$818	$(11,167)

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Turkey ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,167	$—	$—	$—	$11,167

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(42,119)	$—	$—	$—	$(42,119)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(5,762)	$—	$—	$—	$(5,762)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,732,233

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$64,251,788	$261,385,637	$—	$325,637,425
Short-Term Securities
Money Market Funds	10,801,170	—	—	10,801,170

	$75,052,958	$261,385,637	$—	$336,438,595

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,167)	$—	$—	$(11,167)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities  (unaudited)

February 28, 2023

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,468,123,856	$558,119,243	$140,463,167	$360,571,330
Investments, at value — affiliated(c)	9,730,000	1,090,000	8,383,522	20,000
Cash	2,137	7,079	4,554	5,299
Cash pledged for futures contracts	9,939,000	41,000	—	—
Foreign currency collateral pledged for futures contracts(d)	—	—	20,096	34,467
Foreign currency, at value(e)	9,144,339	191,486	89,138	411,319
Receivables:
Investments sold	87,697,430	23,856,509	157,558	2,817,580
Securities lending income — affiliated	—	—	10,785	—
Dividends — unaffiliated	35,061,859	554,004	8,800	—
Dividends — affiliated	47,294	3,066	228	317
Variation margin on futures contracts	—	—	—	3,155

Total assets	4,619,745,915	583,862,387	149,137,848	363,863,467

LIABILITIES
Collateral on securities loaned, at value	—	—	8,235,802	—
Payables:
Investments purchased	35,252,161	25,640,079	194,392	2,932,480
Capital shares redeemed	59,280,538	—	—	—
Deferred foreign capital gain tax	—	—	1,093	—
Foreign taxes	—	—	4,646	—
Investment advisory fees	2,135,116	258,809	65,306	169,846
Variation margin on futures contracts	708,451	7,912	949	—

Total liabilities	97,376,266	25,906,800	8,502,188	3,102,326

NET ASSETS	$4,522,369,649	$557,955,587	$140,635,660	$360,761,141

NET ASSETS CONSIST OF
Paid-in capital	$8,338,430,022	$831,982,328	$231,475,473	$755,342,223
Accumulated loss	(3,816,060,373)	(274,026,741)	(90,839,813)	(394,581,082)

NET ASSETS	$4,522,369,649	$557,955,587	$140,635,660	$360,761,141

NET ASSET VALUE
Shares outstanding	165,550,000	19,700,000	2,600,000	8,800,000

Net asset value	$27.32	$28.32	$54.09	$41.00

Shares authorized	800 million	200 million	500 million	400 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$3,224,362,416	$473,008,765	$176,955,574	$477,856,526
(b) Securities loaned, at value	$—	$—	$7,635,022	$—
(c) Investments, at cost — affiliated	$9,730,000	$1,090,000	$8,382,785	$20,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$20,954	$37,310
(e) Foreign currency, at cost	$9,270,838	$200,287	$90,249	$416,502

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) February 28, 2023

iShares MSCI Turkey ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$325,637,425
Investments, at value — affiliated(c)	10,801,170
Cash	2,745
Cash pledged for futures contracts	7,000
Foreign currency, at value(d)	240,476
Receivables:
Investments sold	11,375,592
Securities lending income — affiliated	74,964
Dividends — unaffiliated	108,250
Dividends — affiliated	605

Total assets	348,248,227

LIABILITIES
Collateral on securities loaned, at value	10,688,382
Payables:
Investments purchased	11,162,938
Investment advisory fees	142,645
Variation margin on futures contracts	2,266

Total liabilities	21,996,231

NET ASSETS	$326,251,996

NET ASSETS CONSIST OF
Paid-in capital	$548,301,999
Accumulated loss	(222,050,003)

NET ASSETS	$326,251,996

NET ASSET VALUE
Shares outstanding	9,150,000

Net asset value	$35.66

Shares authorized	200 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$282,982,161
(b) Securities loaned, at value	$10,185,588
(c) Investments, at cost — affiliated	$10,791,605
(d) Foreign currency, at cost	$240,544

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations  (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF

INVESTMENT INCOME
Dividends — unaffiliated	$168,354,727	$11,722,399	$1,158,510	$6,929,426
Dividends — affiliated	303,820	9,325	1,864	3,941
Securities lending income — affiliated — net	—	—	47,337	—
Foreign taxes withheld	(11,040,887)	(1,688,636)	(289,318)	(1,014,282)

Total investment income	157,617,660	10,043,088	918,393	5,919,085

EXPENSES
Investment advisory	14,998,566	1,519,389	437,742	1,048,007
Commitment costs	26,256	3,221	—	—

Total expenses	15,024,822	1,522,610	437,742	1,048,007

Net investment income	142,592,838	8,520,478	480,651	4,871,078

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(247,875,101)	(8,242,661)	(2,614,323)	(2,395,884)
Investments — affiliated	—	—	3,734	—
Capital gain distributions from underlying funds — affiliated	11	—	—	—
Foreign currency transactions	2,530,031	(292,547)	(23,976)	(74,875)
Futures contracts	(4,384,143)	(132,406)	18,932	31,104
In-kind redemptions — unaffiliated(b)	—	—	3,514,481	6,354,798

	(249,729,202)	(8,667,614)	898,848	3,915,143

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(114,824,588)	22,901,595	(31,569,356)	5,744,086
Investments — affiliated	—	—	(3,492)	—
Foreign currency translations	3,182,434	82,812	5,157	16,465
Futures contracts	4,602,372	9,073	42,990	27,525

	(107,039,782)	22,993,480	(31,524,701)	5,788,076

Net realized and unrealized gain (loss)	(356,768,984)	14,325,866	(30,625,853)	9,703,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(214,176,146)	$22,846,344	$(30,145,202)	$14,574,297

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$(296)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$48,819	$—

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended February 28, 2023

iShares MSCI Turkey ETF

INVESTMENT INCOME
Dividends — unaffiliated	$775,198
Dividends — affiliated	5,610
Securities lending income — affiliated — net	1,156,940
Foreign taxes withheld	(76,337)

Total investment income	1,861,411

EXPENSES
Investment advisory	992,455

Total expenses	992,455

Net investment income	868,956

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,474,203
Investments — affiliated	10,868
Foreign currency transactions	(26,054)
Futures contracts	(42,119)
In-kind redemptions — unaffiliated(a)	43,409,125

44,826,023

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	103,103,063
Investments — affiliated	(352)
Foreign currency translations	10,096
Futures contracts	(5,762)

103,107,045

Net realized and unrealized gain	147,933,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,802,024

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$142,592,838	$685,966,799	$8,520,478	$37,889,845
Net realized loss	(249,729,202)	(360,712,916)	(8,667,614)	(40,857,408)
Net change in unrealized appreciation (depreciation)	(107,039,782)	(638,012,906)	22,993,480	6,032,130

Net increase (decrease) in net assets resulting from operations	(214,176,146)	(312,759,023)	22,846,344	3,064,567

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(347,128,809)	(625,994,951)	(12,877,493)	(33,283,803)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(152,498,291)	1,130,241,523	54,907,400	47,012,941

NET ASSETS
Total increase (decrease) in net assets	(713,803,246)	191,487,549	64,876,251	16,793,705
Beginning of period	5,236,172,895	5,044,685,346	493,079,336	476,285,631

End of period	$4,522,369,649	$5,236,172,895	$557,955,587	$493,079,336

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Israel ETF		iShares MSCI South Africa ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$480,651	$2,837,507	$4,871,078	$10,188,312
Net realized gain	898,848	4,094,236	3,915,143	2,807,895
Net change in unrealized appreciation (depreciation)	(31,524,701)	(17,631,290)	5,788,076	(87,072,715)

Net increase (decrease) in net assets resulting from operations	(30,145,202)	(10,699,547)	14,574,297	(74,076,508)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(827,165)	(3,115,054)	(5,784,170)	(10,603,688)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,045,757	13,891,409	36,209,785	124,068,086

NET ASSETS
Total increase (decrease) in net assets	(21,926,610)	76,808	44,999,912	39,387,890
Beginning of period	162,562,270	162,485,462	315,761,229	276,373,339

End of period	$140,635,660	$162,562,270	$360,761,141	$315,761,229

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$868,956	$8,644,532
Net realized gain (loss)	44,826,023	(20,379,878)
Net change in unrealized appreciation (depreciation)	103,107,045	8,462,581

Net increase (decrease) in net assets resulting from operations	148,802,024	(3,272,765)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,931,679)	(7,792,049)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(111,026,584)	211,393

NET ASSETS
Total increase (decrease) in net assets	35,843,761	(10,853,421)
Beginning of period	290,408,235	301,261,656

End of period	$326,251,996	$290,408,235

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$30.48		$36.58		$29.62		$40.92		$32.03		$40.06

Net investment income(a)	0.84		4.10		1.34		0.86		1.12		1.14
Net realized and unrealized gain (loss)(b)	(1.98)		(6.56)		6.52		(11.13)		8.88		(8.22)

Net increase (decrease) from investment operations	(1.14)		(2.46)		7.86		(10.27)		10.00		(7.08)

Distributions from net investment income(c)	(2.02)		(3.64)		(0.90)		(1.03)		(1.11)		(0.95)

Net asset value, end of period	$27.32		$30.48		$36.58		$29.62		$40.92		$32.03

Total Return(d)
Based on net asset value	(3.54	)%(e)	(6.05)%		26.35%		(25.63)%		31.36%		(17.87)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%		0.57%		0.59%		0.59%		0.59%

Net investment income	5.64	%(g)	13.01%		3.84%		2.35%		2.75%		2.86%

Supplemental Data
Net assets, end of period (000)	$4,522,370		$5,236,173		$5,044,685		$5,312,367		$8,205,744		$5,501,031

Portfolio turnover rate(h)	14	%(e)(i)	27	%(i)	17	%(i)	29	%(i)	16	%(i)	30	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	8%	22%	12%	11%	10%	13%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$27.62		$28.52	$25.37	$35.88	$43.71	$47.96

Net investment income(a)	0.44		2.17	0.63	0.61	0.74	0.78
Net realized and unrealized gain (loss)(b)	0.95		(1.16)	3.16	(10.54)	(7.76)	(4.06)

Net increase (decrease) from investment operations	1.39		1.01	3.79	(9.93)	(7.02)	(3.28)

Distributions(c)
From net investment income	(0.69)		(1.91)	(0.64)	(0.58)	(0.79)	(0.92)
Return of capital	—		—	—	—	(0.02)	(0.05)

Total distributions	(0.69)		(1.91)	(0.64)	(0.58)	(0.81)	(0.97)

Net asset value, end of period	$28.32		$27.62	$28.52	$25.37	$35.88	$43.71

Total Return(d)
Based on net asset value	5.18	%(e)	4.03%	14.90%	(27.72)%	(16.22)%	(7.03)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	3.32	%(g)	8.30%	2.17%	2.10%	1.74%	1.55%

Supplemental Data
Net assets, end of period (000)	$557,956		$493,079	$476,286	$441,423	$330,140	$393,351

Portfolio turnover rate(h)	24	%(e)(i)	94%	62%	51%	75%	54%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	13%	36%	17%	21%	12%	11%

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$66.35		$72.22	$56.70	$53.28	$56.62	$48.19

Net investment income(a)	0.19		1.16	0.26	0.23	0.33	0.59
Net realized and unrealized gain (loss)(b)	(12.12)		(5.74)	15.38	4.31	(3.42)	8.88

Net increase (decrease) from investment operations	(11.93)		(4.58)	15.64	4.54	(3.09)	9.47

Distributions from net investment income(c)	(0.33)		(1.29)	(0.12)	(1.12)	(0.25)	(1.04)

Net asset value, end of period	$54.09		$66.35	$72.22	$56.70	$53.28	$56.62

Total Return(d)
Based on net asset value	(18.03	)%(e)	(6.38)%	27.59%	8.53%	(5.45)%	19.91%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income.	0.65	%(g)	1.64%	0.40%	0.43%	0.60%	1.15%

Supplemental Data
Net assets, end of period (000)	$140,636		$162,562	$162,485	$104,903	$114,553	$121,735

Portfolio turnover rate(h)	4	%(e)	13%	21%	7%	17%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (g) Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$39.97		$49.35	$37.17	$47.96	$54.87	$62.62

Net investment income(a)	0.57		1.43	0.77	4.94	1.31	1.41
Net realized and unrealized gain (loss)(b)	1.12		(9.35)	13.67	(10.38)	(5.84)	(7.69)

Net increase (decrease) from investment operations	1.69		(7.92)	14.44	(5.44)	(4.53)	(6.28)

Distributions from net investment income(c)	(0.66)		(1.46)	(2.26)	(5.35)	(2.38)	(1.47)

Net asset value, end of period	$41.00		$39.97	$49.35	$37.17	$47.96	$54.87

Total Return(d)
Based on net asset value	4.14	%(e)	(16.34)%	39.49%	(13.09)%	(8.45)%	(10.20)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	2.75	%(g)	3.02%	1.69%	11.79%	2.48%	2.20%

Supplemental Data
Net assets, end of period (000)	$360,761		$315,761	$276,373	$323,418	$374,067	$373,114

Portfolio turnover rate(h)	2%		8%	20%	46%	12%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (g) Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$22.60		$23.91	$19.99	$24.08	$20.09	$46.17

Net investment income(a)	0.08		0.66	0.70	0.30	0.60	1.01
Net realized and unrealized gain (loss)(b)	13.16		(1.33)	3.99	(3.94)	4.06	(26.05)

Net increase (decrease) from investment operations	13.24		(0.67)	4.69	(3.64)	4.66	(25.04)

Distributions from net investment income(c)	(0.18)		(0.64)	(0.77)	(0.45)	(0.67)	(1.04)

Net asset value, end of period	$35.66		$22.60	$23.91	$19.99	$24.08	$20.09

Total Return(d)
Based on net asset value	58.56	%(e)	(2.41)%	23.59%	(15.48)%	23.38%	(54.97)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	0.52	%(g)	3.23%	2.98%	1.22%	2.43%	2.76%

Supplemental Data
Net assets, end of period (000)	$326,252		$290,408	$301,262	$178,947	$314,190	$386,797

Portfolio turnover rate(h)	19	%(e)	18%	22%	12%	20%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (g) Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Israel	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Israel
Barclays Bank PLC	$107,274	$(107,274)	$—		$—
Barclays Capital, Inc.	50,982	(50,982)	—		—
BNP Paribas SA	372,672	(372,672)	—		—
BofA Securities, Inc.	768,476	(768,476)	—		—
Goldman Sachs & Co. LLC	477,149	(477,149)	—		—
J.P. Morgan Securities LLC	4,092,514	(4,092,514)	—		—
Morgan Stanley	1,572,510	(1,572,510)	—		—
National Financial Services LLC	13,827	(13,827)	—		—
State Street Bank & Trust Co.	179,618	(178,800)	—		818

	$7,635,022	$(7,634,204)	$—		$818

MSCI Turkey
BNP Paribas SA	$1,351,828	$(1,351,828)	$—		$—
BofA Securities, Inc.	792,893	(792,893)	—		—
Goldman Sachs & Co. LLC.	109,171	(109,171)	—		—
HSBC Bank PLC	620,064	(620,064)	—		—
Morgan Stanley	7,311,632	(7,311,632)	—		—

	$10,185,588	$(10,185,588)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Israel	$11,387
MSCI Turkey	245,384

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Israel	$121,878	$252,419	$(166,068)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$681,732,875	$834,338,784
MSCI Chile	176,332,371	121,277,316
MSCI Israel	5,451,197	5,350,574
MSCI South Africa	9,787,559	5,709,262
MSCI Turkey	60,980,794	67,668,716

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Israel	$23,410,965	$13,873,437
MSCI South Africa	72,246,877	40,411,001
MSCI Turkey	25,266,170	130,610,563

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Brazil	$4,000,561,732
MSCI Chile	232,039,320
MSCI Israel	52,397,432
MSCI South Africa	268,477,240
MSCI Turkey	294,462,822

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$4,065,289,273	$1,460,292,822	$(1,048,685,220)	$411,607,602
MSCI Chile	592,652,948	102,420,270	(135,887,665)	(33,467,395)
MSCI Israel	188,631,629	6,019,061	(45,803,043)	(39,783,982)
MSCI South Africa	490,659,652	3,514,090	(133,573,089)	(130,058,999)
MSCI Turkey	309,714,857	78,239,817	(51,527,246)	26,712,571

9.	LINE OF CREDIT

The iShares MSCI Brazil ETF and iShares MSCI Chile ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil
Shares sold	7,700,000	$252,679,903	42,250,000	$1,382,799,589
Shares redeemed	(13,950,000)	(405,178,194)	(8,350,000)	(252,558,066)

	(6,250,000)	$(152,498,291)	33,900,000	$1,130,241,523

MSCI Chile
Shares sold	3,900,000	$109,912,706	11,650,000	$314,296,499
Shares redeemed	(2,050,000)	(55,005,306)	(10,500,000)	(267,283,558)

	1,850,000	$54,907,400	1,150,000	$47,012,941

MSCI Israel
Shares sold	400,000	$23,913,375	850,000	$59,552,306
Shares redeemed	(250,000)	(14,867,618)	(650,000)	(45,660,897)

	150,000	$9,045,757	200,000	$13,891,409

MSCI South Africa
Shares sold	1,800,000	$76,680,837	4,800,000	$240,296,504
Shares redeemed	(900,000)	(40,471,052)	(2,500,000)	(116,228,418)

	900,000	$36,209,785	2,300,000	$124,068,086

MSCI Turkey
Shares sold	750,000	$25,981,513	7,900,000	$157,544,620
Shares redeemed	(4,450,000)	(137,008,097)	(7,650,000)	(157,333,227)

	(3,700,000)	$(111,026,584)	250,000	$211,393

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Australia ETF | EWA | NYSE Arca

•	iShares MSCI Canada ETF | EWC | NYSE Arca

•	iShares MSCI Japan ETF | EWJ | NYSE Arca

•	iShares MSCI Mexico ETF | EWW | NYSE Arca

•	iShares MSCI South Korea ETF | EWY | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.30%	0.10%	4.33%	2.92%	0.10%	23.63%	33.31%
Fund Market	6.37	0.04	4.55	2.96	0.04	24.92	33.87
Index	5.81	1.47	4.88	3.37	1.47	26.90	39.30

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,063.00	$2.61		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	32.5%
Materials	24.6
Health Care	10.7
Energy	6.1
Real Estate	5.7
Consumer Discretionary	5.5
Consumer Staples	5.2
Industrials	4.5
Information Technology	1.9
Communication Services	1.8
Utilities	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
BHP Group Ltd.	13.3%
Commonwealth Bank of Australia	9.9
CSL Ltd.	8.3
National Australia Bank Ltd.	5.5
Westpac Banking Corp.	4.6
Australia & New Zealand Banking Group Ltd.	4.3
Macquarie Group Ltd.	4.0
Woodside Energy Group Ltd.	4.0
Wesfarmers Ltd.	3.2
Woolworths Group Ltd.	2.6

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.43%	(8.96)%	6.48%	4.05%	(8.96)%	36.87%	48.79%
Fund Market	2.54	(8.94)	6.50	4.11	(8.94)	36.99	49.65
Index	2.46	(8.54)	6.66	4.23	(8.54)	38.05	51.36

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,024.30	$2.56		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	37.3%
Energy	18.0
Industrials	11.9
Materials	10.9
Information Technology	6.8
Consumer Staples	4.7
Consumer Discretionary	3.7
Utilities	3.5
Communication Services	2.6
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Royal Bank of Canada	7.9%
Toronto-Dominion Bank (The)	6.8
Enbridge Inc.	4.3
Canadian Pacific Railway Ltd.	4.0
Canadian National Railway Co.	3.7
Bank of Montreal	3.6
Canadian Natural Resources Ltd.	3.5
Bank of Nova Scotia (The)	3.3
Shopify Inc., Class A	2.8
Brookfield Corp.	2.7

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.32%	(10.03)%	(0.33)%	4.72%	(10.03)%	(1.63)%	58.54%
Fund Market	4.62	(10.05)	(0.14)	4.76	(10.05)	(0.68)	59.13
Index	3.67	(9.30)	0.06	5.12	(9.30)	0.29	64.75

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.20	$2.58		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	22.3%
Consumer Discretionary	18.1
Information Technology	13.6
Financials	12.4
Health Care	9.2
Communication Services	8.0
Consumer Staples	6.7
Materials	4.8
Real Estate	3.1
Utilities	1.0
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Toyota Motor Corp.	4.5%
Sony Group Corp.	3.3
Mitsubishi UFJ Financial Group Inc.	2.7
Keyence Corp.	2.6
Sumitomo Mitsui Financial Group Inc.	1.8
Daiichi Sankyo Co. Ltd.	1.7
Shin-Etsu Chemical Co. Ltd.	1.6
Tokyo Electron Ltd.	1.6
Hitachi Ltd.	1.5
SoftBank Group Corp.	1.5

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	32.92%	18.74%	5.50%	0.04%	18.74%	30.69%	0.35%
Fund Market	32.93	18.64	5.49	0.03	18.64	30.61	0.29
Index	32.84	18.82	5.89	0.36	18.82	33.12	3.63

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,329.20	$2.95		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Consumer Staples	30.9%
Financials	18.4
Communication Services	16.7
Industrials	13.6
Materials	11.7
Real Estate	7.0
Consumer Discretionary	1.2
Health Care	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
America Movil SAB de CV, Series L	14.3%
Grupo Financiero Banorte SAB de CV, Class O	10.8
Wal-Mart de Mexico SAB de CV	10.1
Fomento Economico Mexicano SAB de CV	8.7
Grupo Mexico SAB de CV, Series B	4.5
Cemex SAB de CV	4.1
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3.7
Grupo Bimbo SAB de CV, Series A	3.5
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.1
Grupo Financiero Inbursa SAB de CV, Class O	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.55%	(17.65)%	(2.82)%	1.07%	(17.65)%	(13.32)%	11.22%
Fund Market	2.23	(18.24)	(2.63)	1.15	(18.24)	(12.47)	12.11
Index	0.91	(16.63)	(2.44)	1.50	(16.63)	(11.63)	16.10

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.50	$2.95		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	35.0%
Industrials	12.0
Financials	11.7
Consumer Discretionary	10.9
Materials	10.5
Communication Services	7.8
Health Care	5.6
Consumer Staples	4.0
Energy	1.9
Utilities	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Samsung Electronics Co. Ltd.	21.8%
SK Hynix Inc.	5.1
Samsung SDI Co. Ltd.	4.1
LG Chem Ltd.	3.5
NAVER Corp.	2.8
Hyundai Motor Co.	2.7
POSCO Holdings Inc.	2.5
KB Financial Group Inc.	2.2
Kia Corp.	2.2
Shinhan Financial Group Co. Ltd.	2.0

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,764,241	$7,588,009

Banks — 24.1%
Australia & New Zealand Banking Group Ltd.	5,685,899	94,053,123
Commonwealth Bank of Australia	3,221,406	217,634,407
National Australia Bank Ltd.	6,013,596	121,043,314
Westpac Banking Corp.	6,652,842	100,600,472

		533,331,316

Beverages — 0.6%
Treasury Wine Estates Ltd.	1,375,799	12,940,134

Biotechnology — 8.2%
CSL Ltd.	916,647	182,382,635

Capital Markets — 4.8%
ASX Ltd.	368,179	16,817,051
Macquarie Group Ltd.	697,616	88,584,979

		105,402,030

Chemicals — 0.4%
Orica Ltd.	856,948	9,310,362

Commercial Services & Supplies — 1.0%
Brambles Ltd.	2,633,943	22,759,095

Construction Materials — 0.8%
James Hardie Industries PLC	847,683	17,661,161

Diversified Consumer Services — 0.4%
IDP Education Ltd.	397,624	7,646,784

Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	7,684,384	21,470,069

Electric Utilities — 0.8%
Origin Energy Ltd.	3,278,161	17,585,460

Equity Real Estate Investment Trusts (REITs) — 5.4%
Dexus	2,036,648	11,508,201
Goodman Group	3,216,452	42,788,636
GPT Group (The)	3,620,371	11,428,436
Mirvac Group	7,502,266	11,422,786
Scentre Group	9,864,463	19,701,844
Stockland	4,552,872	11,727,964
Vicinity Ltd.	7,360,566	10,070,653

		118,648,520

Food & Staples Retailing — 4.6%
Coles Group Ltd.	2,536,903	30,984,720
Endeavour Group Ltd./Australia	2,714,115	12,453,524
Woolworths Group Ltd.	2,311,256	57,322,169

		100,760,413

Gas Utilities — 0.7%
APA Group	2,244,736	16,172,780

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	125,097	18,655,047

Health Care Providers & Services — 1.6%
Ramsay Health Care Ltd.	348,471	15,798,576
Sonic Healthcare Ltd.	867,166	18,759,508

		34,558,084

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.9%
Aristocrat Leisure Ltd.	1,136,031	$27,837,576
Lottery Corp. Ltd. (The)(a)	4,206,475	14,651,776

		42,489,352

Insurance — 3.4%
Insurance Australia Group Ltd.	4,665,428	14,561,514
Medibank Pvt Ltd.	5,248,959	11,765,357
QBE Insurance Group Ltd.	2,815,559	28,482,869
Suncorp Group Ltd.	2,399,726	20,700,066

		75,509,806

Interactive Media & Services — 0.8%
REA Group Ltd.	100,315	8,260,400
SEEK Ltd.	636,830	10,318,351

		18,578,751

IT Services — 0.8%
Computershare Ltd.	1,032,917	17,180,611

Metals & Mining — 23.2%
BHP Group Ltd.	9,629,815	291,446,741
BlueScope Steel Ltd.	889,349	11,378,947
Fortescue Metals Group Ltd.	3,217,827	46,111,191
IGO Ltd.	1,299,419	11,422,608
Mineral Resources Ltd.	323,936	17,890,522
Newcrest Mining Ltd.	1,695,557	25,956,833
Northern Star Resources Ltd.	2,217,024	15,473,333
Pilbara Minerals Ltd.(a)	4,807,224	13,395,651
Rio Tinto Ltd.	704,830	55,085,346
South32 Ltd.	8,785,885	25,526,726

		513,687,898

Multiline Retail — 3.2%
Wesfarmers Ltd.	2,153,399	69,709,647

Oil, Gas & Consumable Fuels — 6.0%
Ampol Ltd.	450,341	9,928,576
Santos Ltd.	6,049,962	28,249,751
Washington H Soul Pattinson & Co. Ltd.	411,753	8,054,435
Woodside Energy Group Ltd.	3,608,012	87,422,036

		133,654,798

Real Estate Management & Development — 0.3%
Lendlease Corp. Ltd.	1,302,038	6,667,754

Road & Rail — 0.4%
Aurizon Holdings Ltd.	3,499,075	7,775,443

Software — 1.1%
WiseTech Global Ltd.	278,253	11,758,632
Xero Ltd.(a)	255,178	13,290,631

		25,049,263

Trading Companies & Distributors — 0.2%
Reece Ltd.	433,408	4,799,307

Transportation Infrastructure — 2.5%
Transurban Group	5,842,371	55,594,366

Total Long-Term Investments — 99.3%
(Cost: $2,480,340,996)		2,197,568,895

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	1,110,000	$1,110,000

Total Short-Term Securities — 0.1% (Cost: $1,110,000)		1,110,000

Total Investments — 99.4% (Cost: $2,481,450,996)		2,198,678,895

Other Assets Less Liabilities — 0.6%		13,926,374

Net Assets — 100.0%		$2,212,605,269

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$130,000	$980,000	(a)	$—	$—	$—	$1,110,000	1,110,000	$27,590	$1

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts SPI 200 Index	126	03/16/23	$15,211	$(74,031)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$74,031	$—	$—	$—	$74,031

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Australia ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,558,594)	$—	$—	$—	$(1,558,594)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(78,588)	$—	$—	$—	$(78,588)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$13,792,429

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$2,197,568,895	$—	$2,197,568,895
Short-Term Securities
Money Market Funds	1,110,000	—	—	1,110,000

	$1,110,000	$2,197,568,895	$—	$2,198,678,895

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(74,031)	$—	$(74,031)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	674,399	$15,207,957

Airlines — 0.1%
Air Canada(a)(b)	373,747	5,511,022

Auto Components — 0.8%
Magna International Inc.	576,929	32,154,966

Banks — 25.3%
Bank of Montreal	1,439,116	136,391,705
Bank of Nova Scotia (The)	2,529,714	125,030,350
Canadian Imperial Bank of Commerce	1,925,396	88,050,356
National Bank of Canada	715,304	52,537,755
Royal Bank of Canada	2,938,427	298,343,479
Toronto-Dominion Bank (The)	3,852,807	256,524,379

		956,878,024

Capital Markets — 4.0%
Brookfield Asset Management Ltd.	748,747	25,192,360
Brookfield Corp.	3,010,682	100,172,197
IGM Financial Inc.	174,953	5,323,597
Onex Corp.	153,051	8,183,658
TMX Group Ltd.	117,207	11,688,059

		150,559,871

Chemicals — 2.3%
Nutrien Ltd.	1,104,810	86,085,305

Commercial Services & Supplies — 0.7%
GFL Environmental Inc.	386,675	11,754,693
Ritchie Bros Auctioneers Inc.	235,733	14,422,126

		26,176,819

Construction & Engineering — 0.9%
WSP Global Inc.	264,501	33,226,908

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	315,420	15,171,136

Diversified Financial Services — 0.3%
Element Fleet Management Corp.	831,664	11,879,173

Diversified Telecommunication Services — 0.7%
BCE Inc.	153,783	6,803,869
TELUS Corp.	992,635	19,736,305

		26,540,174

Electric Utilities — 2.1%
Emera Inc.	570,105	22,582,759
Fortis Inc.	1,020,778	40,397,224
Hydro One Ltd.(c)	699,823	18,161,035

		81,141,018

Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	178,438	6,462,738
RioCan REIT	313,406	4,963,506

		11,426,244

Food & Staples Retailing — 4.3%
Alimentation Couche-Tard Inc.	1,722,889	80,822,371
Empire Co. Ltd., Class A, NVS	343,300	9,105,186
George Weston Ltd.	151,824	19,021,116
Loblaw Companies Ltd.	346,509	29,612,616
Metro Inc.	500,665	26,003,759

		164,565,048

Security	Shares	Value

Food Products — 0.4%
Saputo Inc.	532,239	$14,252,849

Gas Utilities — 0.3%
AltaGas Ltd.	598,303	10,269,151

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International Inc.	619,267	39,960,762

Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp., Class A	272,284	7,582,845
Northland Power Inc.	519,067	12,610,532

		20,193,377

Insurance — 7.6%
Fairfax Financial Holdings Ltd.	48,453	33,875,198
Great-West Lifeco Inc.	593,004	16,179,948
iA Financial Corp. Inc.	223,366	14,994,742
Intact Financial Corp.	372,435	53,500,172
Manulife Financial Corp.	4,002,110	79,132,963
Power Corp. of Canada	1,169,230	31,208,030
Sun Life Financial Inc.	1,246,032	60,214,987

		289,106,040

IT Services — 3.9%
CGI Inc.(a)	448,631	40,223,904
Nuvei Corp.(a)(c)	139,129	4,260,029
Shopify Inc., Class A(a)	2,529,230	104,134,951

		148,618,884

Leisure Products — 0.2%
BRP Inc.	77,574	6,721,564

Media — 1.0%
Quebecor Inc., Class B	331,327	7,838,208
Shaw Communications Inc., Class B, NVS	1,014,079	29,378,192

		37,216,400

Metals & Mining — 7.9%
Agnico Eagle Mines Ltd.	968,889	44,606,528
Barrick Gold Corp.	3,744,675	60,513,070
First Quantum Minerals Ltd.	1,250,816	27,326,365
Franco-Nevada Corp.	407,306	51,990,096
Ivanhoe Mines Ltd., Class A(a)	1,289,995	10,777,532
Kinross Gold Corp.	2,667,392	9,852,441
Lundin Mining Corp.	1,393,061	8,667,708
Pan American Silver Corp.	443,784	6,615,292
Teck Resources Ltd., Class B	964,079	38,485,440
Wheaton Precious Metals Corp.	960,490	40,017,484

		298,851,956

Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp.	1,440,668	11,001,657
Canadian Utilities Ltd., Class A, NVS	273,458	7,172,636

		18,174,293

Multiline Retail — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	116,710	14,548,336
Dollarama Inc.	582,173	33,629,077

		48,177,413

Oil, Gas & Consumable Fuels — 18.0%
ARC Resources Ltd.	1,343,355	14,629,722
Cameco Corp.	915,254	25,019,402
Canadian Natural Resources Ltd.	2,352,054	132,918,200
Cenovus Energy Inc.	3,060,118	56,425,481
Enbridge Inc.	4,302,931	161,426,924
Imperial Oil Ltd.	449,495	22,232,625

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Keyera Corp.	469,950	$10,370,241
Parkland Corp.	298,581	6,529,613
Pembina Pipeline Corp.	1,172,756	38,504,558
Suncor Energy Inc.	2,876,984	96,693,651
TC Energy Corp.	2,150,508	85,594,789
Tourmaline Oil Corp.	681,956	29,887,115

		680,232,321

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	124,316	9,338,505

Professional Services — 1.1%
Thomson Reuters Corp.	357,503	43,298,604

Real Estate Management & Development — 0.3%
FirstService Corp.	83,853	11,495,450

Road & Rail — 8.2%
Canadian National Railway Co.	1,220,636	139,024,581
Canadian Pacific Railway Ltd.	1,976,624	150,119,125
TFI International Inc.	167,875	20,485,794

		309,629,500

Software — 2.9%
Constellation Software Inc./Canada	42,787	73,569,181
Descartes Systems Group Inc. (The)(a)	180,266	13,295,691
Lumine Group Inc., NVS(a)	129,886	1,329,627
Open Text Corp.	574,317	19,769,637

		107,964,136

Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	385,022	12,234,924

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	174,804	14,417,327

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	749,347	$35,795,117

Total Long-Term Investments — 99.6%
(Cost: $4,248,083,672)		3,772,472,238

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	28,587	28,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	1,380,000	1,380,000

Total Short-Term Securities — 0.0% (Cost: $1,408,576)		1,408,604

Total Investments — 99.6% (Cost: $4,249,492,248)		3,773,880,842

Other Assets Less Liabilities — 0.4%		15,365,910

Net Assets — 100.0%		$3,789,246,752

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,240,164	$—		$(9,202,133	)(a)	$(3,823)	$(5,604)	$28,604	28,587	$28,150	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	220,000	(a)	—		—	—	1,380,000	1,380,000	52,805		2

						$(3,823)	$(5,604)	$1,408,604		$80,955		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P/TSX 60 Index	91	03/16/23	$16,227	$308,241

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$308,241	$—	$—	$—	$308,241

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$140,436	$—	$—	$—	$140,436

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$378,335	$—	$—	$—	$378,335

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$15,674,476

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,771,142,611	$1,329,627	$—	$3,772,472,238
Short-Term Securities
Money Market Funds	1,408,604	—	—	1,408,604

	$3,772,551,215	$1,329,627	$—	$3,773,880,842

Derivative Financial Instruments(a)
Assets
Equity Contracts	$308,241	$—	$—	$308,241

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Nippon Express Holdings Inc.	227,200	$12,674,357
SG Holdings Co. Ltd.	856,500	12,349,311
Yamato Holdings Co. Ltd.	851,600	14,384,146

		39,407,814

Airlines — 0.2%
ANA Holdings Inc.(a)	474,800	9,633,009
Japan Airlines Co. Ltd.(a)	428,100	8,061,087

		17,694,096

Auto Components — 1.9%
Aisin Corp.	436,200	11,953,416
Bridgestone Corp.	1,693,400	64,785,822
Denso Corp.	1,286,900	68,422,768
Koito Manufacturing Co. Ltd.	618,600	10,396,256
Sumitomo Electric Industries Ltd.	2,123,400	26,130,482

		181,688,744

Automobiles — 7.5%
Honda Motor Co. Ltd.	4,837,800	125,798,177
Isuzu Motors Ltd.	1,724,600	20,623,489
Mazda Motor Corp.	1,687,700	15,099,932
Nissan Motor Co. Ltd.	6,893,600	26,763,556
Subaru Corp.	1,824,900	29,237,143
Suzuki Motor Corp.	1,094,400	38,403,668
Toyota Motor Corp.	31,468,900	428,907,445
Yamaha Motor Co. Ltd.	883,100	22,594,296

		707,427,706

Banks — 6.9%
Chiba Bank Ltd. (The)	1,571,700	11,507,864
Concordia Financial Group Ltd.	3,234,900	13,897,958
Japan Post Bank Co. Ltd.	1,216,900	10,512,456
Mitsubishi UFJ Financial Group Inc.	35,472,180	251,479,755
Mizuho Financial Group Inc.	7,163,258	111,655,794
Resona Holdings Inc.	6,417,800	35,348,477
Shizuoka Financial Group Inc., NVS	1,324,500	10,583,398
Sumitomo Mitsui Financial Group Inc.	3,875,300	169,249,184
Sumitomo Mitsui Trust Holdings Inc.	983,232	36,428,769

		650,663,655

Beverages — 1.0%
Asahi Group Holdings Ltd.	1,353,700	47,872,710
Kirin Holdings Co. Ltd.	2,440,200	36,526,087
Suntory Beverage & Food Ltd.	412,200	14,459,577

		98,858,374

Building Products — 1.8%
AGC Inc.	573,300	21,210,199
Daikin Industries Ltd.	739,300	126,416,373
Lixil Corp.	852,000	13,582,802
TOTO Ltd.	419,600	14,022,330

		175,231,704

Capital Markets — 1.0%
Daiwa Securities Group Inc.	3,960,500	18,930,965
Japan Exchange Group Inc.	1,491,400	22,243,636
Nomura Holdings Inc.	8,627,700	35,557,371
SBI Holdings Inc.	727,210	15,675,214

		92,407,186

Chemicals — 3.7%
Asahi Kasei Corp.	3,720,100	25,910,540
JSR Corp.	528,700	12,011,926
Mitsubishi Chemical Group Corp.	3,798,600	22,126,320

Security	Shares	Value

Chemicals (continued)
Mitsui Chemicals Inc.	545,600	$13,162,670
Nippon Paint Holdings Co. Ltd.	2,464,600	21,536,933
Nippon Sanso Holdings Corp.	514,200	9,167,166
Nissan Chemical Corp.	379,700	16,674,041
Nitto Denko Corp.	423,300	25,484,930
Shin-Etsu Chemical Co. Ltd.	1,097,500	152,147,592
Sumitomo Chemical Co. Ltd.	4,419,300	15,485,202
Toray Industries Inc.	4,104,100	23,497,668
Tosoh Corp.	772,900	10,518,543

		347,723,531

Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	657,400	17,624,745
Secom Co. Ltd.	623,000	36,230,210
Toppan Inc.	778,000	14,069,702

		67,924,657

Construction & Engineering — 0.6%
Kajima Corp.	1,249,900	14,937,573
Obayashi Corp.	1,928,300	14,263,670
Shimizu Corp.	1,644,400	8,876,276
Taisei Corp.	534,200	17,416,616

		55,494,135

Diversified Financial Services — 0.8%
Mitsubishi HC Capital Inc.	1,962,400	10,244,814
ORIX Corp.	3,550,200	63,630,236

		73,875,050

Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	3,546,500	102,766,276

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	1,911,000	19,786,975
Kansai Electric Power Co. Inc. (The)	2,089,900	19,631,986
Tokyo Electric Power Co. Holdings Inc.(a)	4,534,700	15,024,877

		54,443,838

Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	376,700	14,544,327
Mitsubishi Electric Corp.	5,733,100	64,424,076
Nidec Corp.	1,328,600	67,425,726

		146,394,129

Electronic Equipment, Instruments & Components — 5.7%
Azbil Corp.	339,500	8,829,000
Hamamatsu Photonics KK	417,000	20,462,445
Hirose Electric Co. Ltd.	88,358	10,803,001
Ibiden Co. Ltd.	333,500	11,439,572
Keyence Corp.	577,404	249,569,721
Kyocera Corp.	953,600	46,932,324
Murata Manufacturing Co. Ltd.	1,704,300	91,226,695
Omron Corp.	551,400	29,600,916
Shimadzu Corp.	702,300	20,281,706
TDK Corp.	1,153,500	38,620,789
Yokogawa Electric Corp.	677,200	10,114,166

		537,880,335

Entertainment — 2.2%
Capcom Co. Ltd.	514,600	16,194,676
Koei Tecmo Holdings Co. Ltd.	347,320	5,817,983
Konami Group Corp.	278,200	12,270,706
Nexon Co. Ltd.	1,411,300	30,614,336
Nintendo Co. Ltd.	3,275,700	122,632,567
Square Enix Holdings Co. Ltd.	254,900	11,361,994

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Toho Co. Ltd./Tokyo	331,900	$11,553,390

		210,445,652

Equity Real Estate Investment Trusts (REITs) — 1.1%
Daiwa House REIT Investment Corp.	6,526	13,470,858
GLP J-Reit	13,284	13,949,444
Japan Metropolitan Fund Invest	20,748	15,576,795
Japan Real Estate Investment Corp.	3,697	15,310,593
Nippon Building Fund Inc.	4,540	19,162,648
Nippon Prologis REIT Inc.	6,330	13,502,433
Nomura Real Estate Master Fund Inc.	12,581	13,945,453

		104,918,224

Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	1,944,300	36,264,831
Kobe Bussan Co. Ltd.	446,400	12,202,917
MatsukiyoCocokara & Co.	339,400	15,779,090
Seven & i Holdings Co. Ltd.	2,235,880	99,958,908
Welcia Holdings Co. Ltd.	276,100	6,044,137

		170,249,883

Food Products — 1.3%
Ajinomoto Co. Inc.	1,353,800	39,946,739
Kikkoman Corp.	430,700	20,137,105
MEIJI Holdings Co. Ltd.	330,556	15,138,059
Nisshin Seifun Group Inc.	590,675	6,825,298
Nissin Foods Holdings Co. Ltd.	183,100	15,248,617
Yakult Honsha Co. Ltd.	380,700	25,950,836

		123,246,654

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,112,400	18,069,078
Tokyo Gas Co. Ltd.	1,161,400	22,400,434

		40,469,512

Health Care Equipment & Supplies — 2.7%
Asahi Intecc Co. Ltd.	643,600	10,957,962
Hoya Corp.	1,059,300	104,873,554
Olympus Corp.	3,628,500	61,124,617
Sysmex Corp.	497,300	29,788,757
Terumo Corp.	1,918,200	51,567,669

		258,312,559

Health Care Technology — 0.3%
M3 Inc.	1,312,500	31,299,465

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Holdings Co. Japan Ltd.	256,600	10,158,206
Oriental Land Co. Ltd./Japan	593,900	94,836,888

		104,995,094

Household Durables — 4.6%
Iida Group Holdings Co. Ltd.	432,080	7,180,314
Open House Group Co. Ltd.	232,600	8,371,838
Panasonic Holdings Corp.	6,549,915	57,194,014
Sekisui Chemical Co. Ltd.	1,083,700	14,528,299
Sekisui House Ltd.	1,827,500	34,600,483
Sharp Corp./Japan	675,500	4,660,672
Sony Group Corp.	3,742,200	312,909,386

		439,445,006

Household Products — 0.5%
Unicharm Corp.	1,197,200	44,311,167

Industrial Conglomerates — 1.9%
Hitachi Ltd.	2,874,200	145,485,985

Security	Shares	Value

Industrial Conglomerates (continued)
Toshiba Corp.	1,156,000	$35,775,517

		181,261,502

Insurance — 3.7%
Dai-ichi Life Holdings Inc.	2,906,900	62,016,679
Japan Post Holdings Co. Ltd.	7,063,700	62,790,555
Japan Post Insurance Co. Ltd.	594,700	10,325,375
MS&AD Insurance Group Holdings Inc.	1,272,340	41,636,208
Sompo Holdings Inc.	927,950	39,837,906
T&D Holdings Inc.	1,568,600	23,755,190
Tokio Marine Holdings Inc.	5,448,200	115,668,705

		356,030,618

Interactive Media & Services — 0.2%
Z Holdings Corp.	7,917,800	21,256,517

Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	2,587,600	12,754,745
ZOZO Inc.	368,100	8,181,265

		20,936,010

IT Services — 2.5%
Fujitsu Ltd.	584,000	75,002,111
GMO Payment Gateway Inc.	124,148	10,196,982
Itochu Techno-Solutions Corp.	286,000	6,364,563
NEC Corp.	723,000	25,874,923
Nomura Research Institute Ltd.	1,178,412	26,327,905
NTT Data Corp.	1,875,100	26,016,346
Obic Co. Ltd.	207,600	30,415,334
Otsuka Corp.	338,100	11,397,406
SCSK Corp.	464,800	6,744,259
TIS Inc.	668,900	16,604,908

		234,944,737

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	593,998	36,703,826
Shimano Inc.	216,700	33,696,851
Yamaha Corp.	416,400	15,799,413

		86,200,090

Machinery — 5.2%
Daifuku Co. Ltd.	301,800	16,458,437
FANUC Corp.	569,000	96,713,415
Hitachi Construction Machinery Co. Ltd.	319,200	7,138,844
Hoshizaki Corp.	322,400	11,429,306
Komatsu Ltd.	2,746,200	65,703,907
Kubota Corp.	3,004,100	45,343,166
Kurita Water Industries Ltd.	309,300	13,974,225
Makita Corp.	666,100	16,289,661
MINEBEA MITSUMI Inc.	1,073,200	18,599,625
MISUMI Group Inc.	841,900	20,019,972
Mitsubishi Heavy Industries Ltd.	950,400	35,021,891
NGK Insulators Ltd.	701,700	9,314,322
SMC Corp.	169,900	86,361,207
Toyota Industries Corp.	436,000	25,580,185
Yaskawa Electric Corp.	712,400	28,028,684

		495,976,847

Marine — 0.7%
Mitsui OSK Lines Ltd.	1,020,000	26,642,508
Nippon Yusen KK	1,437,200	37,357,115

		63,999,623

Media — 0.4%
CyberAgent Inc.	1,269,800	10,856,560
Dentsu Group Inc.	601,300	19,282,823

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hakuhodo DY Holdings Inc.	688,500	$7,675,489

		37,814,872

Metals & Mining — 1.0%
JFE Holdings Inc.	1,458,050	18,091,461
Nippon Steel Corp.	2,395,670	53,537,839
Sumitomo Metal Mining Co. Ltd.	735,100	27,364,285

		98,993,585

Multiline Retail — 0.2%
Pan Pacific International Holdings Corp.	1,126,200	20,585,523

Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings Inc.	9,114,595	31,334,875
Idemitsu Kosan Co. Ltd.	618,029	13,677,911
Inpex Corp.	3,083,400	32,327,556

		77,340,342

Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,410,600	9,781,436

Personal Products — 1.3%
Kao Corp.	1,382,500	51,500,854
Kobayashi Pharmaceutical Co. Ltd.	150,500	9,060,463
Kose Corp.	98,900	11,181,249
Shiseido Co. Ltd.	1,186,800	54,684,849

		126,427,415

Pharmaceuticals — 6.1%
Astellas Pharma Inc.	5,445,650	76,470,951
Chugai Pharmaceutical Co. Ltd.	1,992,300	49,563,379
Daiichi Sankyo Co. Ltd.	5,199,907	163,778,022
Eisai Co. Ltd.	749,100	40,460,933
Kyowa Kirin Co. Ltd.	800,700	17,135,308
Nippon Shinyaku Co. Ltd.	146,200	6,547,448
Ono Pharmaceutical Co. Ltd.	1,076,300	21,922,039
Otsuka Holdings Co. Ltd.	1,159,600	35,131,161
Shionogi & Co. Ltd.	785,600	34,803,661
Takeda Pharmaceutical Co. Ltd.	4,460,600	137,494,753

		583,307,655

Professional Services — 1.6%
BayCurrent Consulting Inc.	392,000	15,403,033
Nihon M&A Center Holdings Inc.	900,200	7,505,529
Persol Holdings Co. Ltd.	526,100	10,536,964
Recruit Holdings Co. Ltd.	4,277,800	114,712,681

		148,158,207

Real Estate Management & Development — 2.0%
Daito Trust Construction Co. Ltd.	184,100	17,341,982
Daiwa House Industry Co. Ltd.	1,781,500	41,119,102
Hulic Co. Ltd.	1,140,900	9,080,104
Mitsubishi Estate Co. Ltd.	3,340,300	41,520,613
Mitsui Fudosan Co. Ltd.	2,687,800	51,225,777
Nomura Real Estate Holdings Inc.	352,800	7,865,466
Sumitomo Realty & Development Co. Ltd.	919,200	21,700,605

		189,853,649

Road & Rail — 2.3%
Central Japan Railway Co.	428,100	48,064,888
East Japan Railway Co.	896,600	45,282,076
Hankyu Hanshin Holdings Inc.	680,400	19,362,236
Keio Corp.	304,300	10,602,486
Keisei Electric Railway Co. Ltd.	384,200	11,105,763
Kintetsu Group Holdings Co. Ltd.	511,300	15,489,472
Odakyu Electric Railway Co. Ltd.	874,600	10,602,617

Security	Shares	Value

Road & Rail (continued)
Tobu Railway Co. Ltd.	558,800	$12,475,768
Tokyu Corp.	1,576,000	18,986,032
West Japan Railway Co.	652,700	25,333,282

		217,304,620

Semiconductors & Semiconductor Equipment — 3.6%
Advantest Corp.	540,000	42,805,114
Disco Corp.	85,700	26,872,240
Lasertec Corp.	224,100	36,437,621
Renesas Electronics Corp.(a)	3,477,000	44,914,099
Rohm Co. Ltd.	259,800	20,007,890
SUMCO Corp.	1,040,300	14,354,496
Tokyo Electron Ltd.	443,152	152,046,311

		337,437,771

Software — 0.3%
Oracle Corp. Japan	113,200	7,712,580
Trend Micro Inc./Japan	399,100	18,765,922

		26,478,502

Specialty Retail — 1.6%
Fast Retailing Co. Ltd.	521,100	102,873,390
Hikari Tsushin Inc.	60,700	8,810,519
Nitori Holdings Co. Ltd.	237,500	26,838,966
USS Co. Ltd.	605,700	9,826,657

		148,349,532

Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	688,400	10,125,633
Canon Inc.	2,971,050	63,943,664
FUJIFILM Holdings Corp.	1,069,900	49,912,826
Ricoh Co. Ltd.	1,627,800	12,646,254
Seiko Epson Corp.	828,400	11,421,722

		148,050,099

Tobacco — 0.8%
Japan Tobacco Inc.	3,563,900	72,473,324

Trading Companies & Distributors — 5.3%
ITOCHU Corp.	3,527,100	105,427,403
Marubeni Corp.	4,588,800	58,580,885
Mitsubishi Corp.	3,718,300	126,314,579
Mitsui & Co. Ltd.	4,253,000	119,364,126
MonotaRO Co. Ltd.	745,000	10,133,010
Sumitomo Corp.	3,341,800	56,953,536
Toyota Tsusho Corp.	629,500	25,673,214

		502,446,753

Wireless Telecommunication Services — 4.0%
KDDI Corp.	4,783,200	139,946,213
SoftBank Corp.	8,521,400	96,129,592
SoftBank Group Corp.	3,578,900	144,735,244

		380,811,049

Total Long-Term Investments — 99.7% (Cost: $11,507,686,275)		9,463,794,724

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	4,680,000	$4,680,000

Total Short-Term Securities — 0.0% (Cost: $4,680,000)		4,680,000

Total Investments — 99.7% (Cost: $11,512,366,275)		9,468,474,724

Other Assets Less Liabilities — 0.3%		26,324,262

Net Assets — 100.0%		$9,494,798,986

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,575,176	$—		$(1,573,339	)(b)	$(1,319)	$(518)	$—	—	$15,075	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,910,000	2,770,000	(b)	—		—	—	4,680,000	4,680,000	78,548		3

						$(1,319)	$(518)	$4,680,000		$93,623		$3

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	201	03/09/23	$29,408	$1,041,376

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,041,376	$—	$—	$—	$1,041,376

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,733,134	$—	$—	$—	$4,733,134

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$629,863	$—	$—	$—	$629,863

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$64,132,232

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$9,463,794,724	$—	$9,463,794,724
Short-Term Securities
Money Market Funds	4,680,000	—	—	4,680,000

	$4,680,000	$9,463,794,724	$—	$9,468,474,724

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,041,376	$—	$1,041,376

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	6,583,105	$7,811,287

Auto Components — 0.4%
Nemak SAB de CV(a)(c)	19,090,989	4,841,483

Banks — 16.2%
Banco del Bajio SA(c)	5,370,760	20,553,691
Grupo Financiero Banorte SAB de CV, Class O	15,288,761	129,051,799
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	14,368,366	29,818,100
Regional SAB de CV	1,770,000	14,717,028

		194,140,618

Beverages — 12.1%
Arca Continental SAB de CV	2,972,029	25,083,525
Coca-Cola Femsa SAB de CV	2,144,878	15,514,069
Fomento Economico Mexicano SAB de CV	11,293,810	104,231,561

		144,829,155

Building Products — 0.3%
Grupo Rotoplas SAB de CV(b)	2,400,471	3,916,271

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	3,702,387	7,199,788

Chemicals — 1.2%
Orbia Advance Corp. SAB de CV	7,032,742	14,687,021

Construction Materials — 4.9%
Cemex SAB de CV, NVS(a)(b)	97,518,029	48,821,641
GCC SAB de CV	1,304,600	10,257,686

		59,079,327

Consumer Finance — 0.8%
Gentera SAB de CV	8,783,377	9,485,942

Diversified Telecommunication Services — 1.1%
Operadora De Sites Mexicanos SAB de CV(b)	9,702,646	9,911,319
Sitios Latinoamerica SAB de CV(a)(b)	8,222,523	3,312,109

		13,223,428

Equity Real Estate Investment Trusts (REITs) — 5.9%
Concentradora Fibra Danhos SA de CV(b)	3,559,654	4,659,564
FIBRA Macquarie Mexico(c)	5,963,100	10,240,243
Fibra Uno Administracion SA de CV	20,650,800	29,413,267
PLA Administradora Industrial S. de RL de CV(b)	5,920,904	10,915,317
Prologis Property Mexico SA de CV	4,057,338	14,879,752

		70,108,143

Food & Staples Retailing — 11.5%
Grupo Comercial Chedraui SA de CV	1,644,000	8,422,844
La Comer SAB de CV(b)	3,953,171	8,661,909
Wal-Mart de Mexico SAB de CV(b)	30,601,733	120,440,018

		137,524,771

Food Products — 5.5%
Gruma SAB de CV, Class B	1,422,615	20,854,238
Grupo Bimbo SAB de CV, Series A(b)	8,700,904	41,301,534
Grupo Herdez SAB de CV	1,840,124	4,305,507

		66,461,279

Hotels, Restaurants & Leisure — 0.8%
Alsea SAB de CV(a)	4,200,766	9,284,780

Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	10,540,354	21,148,110

Security	Shares	Value

Industrial Conglomerates — 2.4%
Alfa SAB de CV, Class A	20,754,300	$13,543,921
Grupo Carso SAB de CV, Series A1	3,242,220	15,491,207

		29,035,128

Insurance — 0.8%
Qualitas Controladora SAB de CV	1,588,620	9,905,160

Media — 1.3%
Grupo Televisa SAB, CPO	15,985,547	15,997,342

Metals & Mining — 5.5%
Grupo Mexico SAB de CV, Series B	12,041,086	54,024,144
Industrias Penoles SAB de CV(a)(b)	1,001,408	11,981,429

		66,005,573

Pharmaceuticals — 0.5%
Genomma Lab Internacional SAB de CV, Class B	7,085,813	5,720,081

Real Estate Management & Development — 1.1%
Corp Inmobiliaria Vesta SAB de CV	4,645,149	13,483,664

Road & Rail — 0.4%
Grupo Traxion SAB de CV(a)(b)(c)	2,700,000	5,012,926

Transportation Infrastructure — 9.7%
Grupo Aeroportuario del Centro Norte SAB de CV	2,024,805	19,347,780
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,343,949	44,578,140
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,285,655	36,877,952
Promotora y Operadora de Infraestructura SAB de CV(b)	1,643,985	16,034,166

		116,838,038

Wireless Telecommunication Services — 14.2%
America Movil SAB de CV, Series L, NVS	164,377,218	170,517,837

Total Long-Term Investments — 99.7% (Cost: $1,296,756,212)		1,196,257,152

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	17,820,359	17,831,051
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	390,000	390,000

Total Short-Term Securities — 1.5% (Cost: $18,209,612)		18,221,051

Total Investments — 101.2% (Cost: $1,314,965,824)		1,214,478,203

Liabilities in Excess of Other Assets — (1.2)%		(14,397,206)

Net Assets — 100.0%		$1,200,080,997

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Mexico ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,525,691	$—		$(699,304	)(a)	$2,198	$2,466	$17,831,051	17,820,359	$79,305	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	140,000	(a)	—		—	—	390,000	390,000	17,892		—

						$2,198	$2,466	$18,221,051		$97,197		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	94	03/17/23	$2,718	$109,484

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$109,484	$—	$—	$—	$109,484

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(348,367)	$—	$—	$—	$(348,367)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$461,257	$—	$—	$—	$461,257

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,129,458

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Mexico ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,196,257,152	$—	$—	$1,196,257,152
Short-Term Securities
Money Market Funds	18,221,051	—	—	18,221,051

	$1,214,478,203	$—	$—	$1,214,478,203

Derivative Financial Instruments(a)
Assets
Equity Contracts	$109,484	$—	$—	$109,484

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Korea Aerospace Industries Ltd.(a)	539,559	$18,371,707

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	140,328	16,805,974

Airlines — 0.6%
Korean Air Lines Co. Ltd.	1,243,765	21,371,221

Auto Components — 2.2%
Hankook Tire & Technology Co. Ltd.	597,799	16,815,819
Hanon Systems	1,511,198	10,302,656
Hyundai Mobis Co. Ltd.	353,521	56,783,895

		83,902,370

Automobiles — 4.8%
Hyundai Motor Co.	747,317	99,462,619
Kia Corp.	1,446,711	82,216,757

		181,679,376

Banks — 7.4%
Hana Financial Group Inc.	1,736,212	59,547,299
Industrial Bank of Korea	1,940,135	15,213,779
KakaoBank Corp.(a)	721,341	14,509,596
KB Financial Group Inc.	2,155,211	83,469,312
Shinhan Financial Group Co. Ltd.	2,586,750	75,959,970
Woori Financial Group Inc.	3,436,042	31,676,794

		280,376,750

Biotechnology — 1.8%
Celltrion Inc.	563,907	61,842,645
SK Bioscience Co. Ltd.(a)(b)	118,125	6,215,083

		68,057,728

Capital Markets — 1.8%
Korea Investment Holdings Co. Ltd.(a)	304,442	14,252,217
Meritz Securities Co. Ltd.	3,063,502	16,256,536
Mirae Asset Securities Co. Ltd.(b)	2,854,464	15,412,662
NH Investment & Securities Co. Ltd.(a)	1,345,849	9,660,342
Samsung Securities Co. Ltd.	493,384	12,486,412

		68,068,169

Chemicals — 5.5%
Hanwha Solutions Corp.(a)(c)	784,324	24,655,235
Kumho Petrochemical Co. Ltd.(a)	165,733	19,706,563
LG Chem Ltd.	254,396	130,592,297
Lotte Chemical Corp.	142,120	19,134,178
SK IE Technology Co. Ltd.(a)(b)(d)	128,194	6,319,921
SKC Co. Ltd.	106,392	7,869,188

		208,277,382

Commercial Services & Supplies — 0.2%
S-1 Corp.	156,484	6,671,540

Construction & Engineering — 1.0%
Hyundai Engineering & Construction Co. Ltd.	561,822	15,439,285
Samsung Engineering Co. Ltd.(a)	1,192,996	23,653,801

		39,093,086

Construction Materials — 0.8%
POSCO Chemical Co. Ltd.(b)	185,089	30,881,580

Diversified Financial Services — 0.3%
Meritz Financial Group Inc.	351,621	11,953,621

Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,530,381	12,801,593

Security	Shares	Value

Electric Utilities — 0.6%
Korea Electric Power Corp.(a)	1,581,006	$21,502,924

Electrical Equipment — 3.3%
Doosan Enerbility Co. Ltd.(a)	2,082,518	25,561,886
Ecopro BM Co. Ltd.	246,076	30,902,634
LG Energy Solution(a)(b)	175,310	69,249,646

		125,714,166

Electronic Equipment, Instruments & Components — 6.8%
Iljin Materials Co. Ltd.(a)	119,030	5,714,823
L&F Co. Ltd.	117,640	23,277,129
LG Display Co. Ltd.(a)(b)	1,600,814	18,503,453
LG Innotek Co. Ltd.	100,311	20,960,488
Samsung Electro-Mechanics Co. Ltd.	346,639	37,688,676
Samsung SDI Co. Ltd.	290,235	152,482,500

		258,627,069

Entertainment — 2.4%
HYBE Co. Ltd.(a)(b)	94,050	13,141,301
Kakao Games Corp.(a)	181,961	6,735,995
Krafton Inc.(a)(b)	148,130	18,972,255
NCSoft Corp.	104,085	34,151,634
Netmarble Corp.(a)(b)(d)	197,603	9,210,566
Pearl Abyss Corp.(a)(b)	276,457	9,347,958

		91,559,709

Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	75,612	10,341,747
E-MART Inc.	163,275	13,811,416

		24,153,163

Food Products — 0.9%
CJ CheilJedang Corp.(b)	64,970	15,765,430
Orion Corp./Republic of Korea	179,265	16,944,878

		32,710,308

Health Care Equipment & Supplies — 0.6%
HLB Inc.(a)(b)	785,902	19,155,755
SD Biosensor Inc.	188,840	3,279,043

		22,434,798

Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.(b)	455,218	18,722,519

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land Inc.(a)	843,084	12,860,992

Household Durables — 1.7%
Coway Co. Ltd.	350,051	14,123,096
LG Electronics Inc.	629,547	52,803,737

		66,926,833

Industrial Conglomerates — 3.3%
CJ Corp.	138,305	9,079,874
GS Holdings Corp.	396,400	12,183,461
LG Corp.	527,405	32,814,146
Samsung C&T Corp.	502,757	41,821,010
SK Inc.	227,861	30,731,650

		126,630,141

Insurance — 2.0%
DB Insurance Co. Ltd.	383,487	22,316,627
Samsung Fire & Marine Insurance Co. Ltd.	190,784	30,942,523
Samsung Life Insurance Co. Ltd.	456,143	23,490,598

		76,749,748

Interactive Media & Services — 4.7%
Kakao Corp.	1,559,352	73,402,221

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
NAVER Corp.	665,124	$104,558,815

		177,961,036

IT Services — 0.6%
Kakao Pay Corp.(a)	71,221	3,374,688
Samsung SDS Co. Ltd.	213,216	20,164,946

		23,539,634

Life Sciences Tools & Services — 1.5%
Samsung Biologics Co. Ltd.(a)(b)(d)	100,524	58,729,986

Machinery — 1.6%
Doosan Bobcat Inc.(b)	457,255	13,090,413
Hyundai Heavy Industries Co. Ltd.(a)	90,773	7,285,154
Hyundai Mipo Dockyard Co. Ltd.(a)	122,679	6,502,775
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	255,946	15,710,275
Samsung Heavy Industries Co. Ltd.(a)	4,260,369	17,690,797

		60,279,414

Marine — 1.0%
HMM Co. Ltd.(a)(b)	1,351,313	22,990,005
Pan Ocean Co. Ltd.	2,874,071	13,731,894

		36,721,899

Media — 0.2%
Cheil Worldwide Inc.	629,639	9,519,656

Metals & Mining — 3.6%
Hyundai Steel Co.	624,202	16,508,774
Korea Zinc Co. Ltd.	61,177	27,012,401
POSCO Holdings Inc.	395,028	95,210,918

		138,732,093

Multiline Retail — 0.2%
Lotte Shopping Co. Ltd.	110,731	7,277,874

Oil, Gas & Consumable Fuels — 1.9%
HD Hyundai Co. Ltd.	356,529	16,012,227
SK Innovation Co. Ltd.(a)	326,181	36,892,818
S-Oil Corp.	312,342	18,938,320

		71,843,365

Personal Products — 1.3%
Amorepacific Corp.(b)	201,446	21,057,950
LG H&H Co. Ltd.(b)	54,673	27,588,360

		48,646,310

Pharmaceuticals — 1.1%
Celltrion Pharm Inc.(a)(b)	101,611	4,394,723
Hanmi Pharm Co. Ltd.(a)	57,948	11,339,634
SK Biopharmaceuticals Co. Ltd.(a)	159,447	8,034,023
Yuhan Corp.	439,586	17,507,226

		41,275,606

Semiconductors & Semiconductor Equipment — 5.4%
SK Hynix Inc.	2,831,483	191,365,151
SK Square Co. Ltd.(a)	500,241	14,484,368

		205,849,519

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	228,864	13,858,433

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 21.5%
Samsung Electronics Co. Ltd.	17,879,396	$818,069,781

Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd./New(b)	87,579	9,177,685

Tobacco — 1.2%
KT&G Corp.	669,861	44,950,345

Total Common Stocks — 97.0% (Cost: $2,170,368,517)		3,693,337,103

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	199,467	13,887,492
Series 2, Preference Shares, NVS	261,734	18,594,897

		32,482,389

Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	69,008	15,307,851

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	95,556	3,853,203

Total Preferred Stocks — 1.3% (Cost: $29,267,499)		51,643,443

Total Long-Term Investments — 98.3% (Cost: $2,199,636,016)		3,744,980,546

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	176,961,339	177,067,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	4,000,000	4,000,000

Total Short-Term Securities — 4.8% (Cost: $181,025,005)		181,067,516

Total Investments — 103.1% (Cost: $2,380,661,021)		3,926,048,062

Liabilities in Excess of Other Assets — (3.1)%		(118,231,918)

Net Assets — 100.0%		$3,807,816,144

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI South Korea ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,934,661	$44,094,689	(a)	$—	$40,927	$(2,761)	$177,067,516	176,961,339	$1,149,499	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	2,250,000	(a)	—	—	—	4,000,000	4,000,000	54,727		1

					$40,927	$(2,761)	$181,067,516		$1,204,226		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	1,058	03/09/23	$63,082	$2,474,109

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,474,109	$—	$—	$—	$2,474,109

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$361,326	$—	$—	$—	$361,326

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,305,857	$—	$—	$—	$2,305,857

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$46,285,670

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI South Korea ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,374,688	$3,665,307,180	$24,655,235	$3,693,337,103
Preferred Stocks	—	51,643,443	—	51,643,443
Short-Term Securities
Money Market Funds	181,067,516	—	—	181,067,516

	$184,442,204	$3,716,950,623	$24,655,235	$3,926,048,062

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,474,109	$—	$2,474,109

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,197,568,895	$3,772,472,238	$9,463,794,724	$1,196,257,152
Investments, at value — affiliated(c)	1,110,000	1,408,604	4,680,000	18,221,051
Cash	9,175	3,869	5,703	204
Foreign currency collateral pledged for futures contracts(d)	1,056,453	993,771	1,207,734	391,168
Foreign currency, at value(e)	2,114,223	9,097,421	13,211,174	4,509,228
Receivables:
Investments sold	674,997	12,985,591	32,749,306	9,424,636
Securities lending income — affiliated	—	131	—	23,690
Capital shares sold	655,017	—	—	—
Dividends — unaffiliated	12,016,888	8,667,301	16,896,122	1,150,762
Dividends — affiliated	3,541	5,334	13,528	1,107
Tax reclaims	—	—	34,192	—
Variation margin on futures contracts	19,992	—	31,046	—

Total assets	2,215,229,181	3,805,634,260	9,532,623,529	1,229,978,998

LIABILITIES
Collateral on securities loaned, at value	—	38,864	—	17,822,889
Payables:
Investments purchased	1,792,384	14,618,297	34,082,028	11,598,792
Capital shares redeemed	—	169,580	—	—
Investment advisory fees	831,528	1,514,460	3,742,515	462,269
Variation margin on futures contracts	—	46,307	—	14,051

Total liabilities	2,623,912	16,387,508	37,824,543	29,898,001

NET ASSETS	$2,212,605,269	$3,789,246,752	$9,494,798,986	$1,200,080,997

NET ASSETS CONSIST OF
Paid-in capital	$2,903,368,141	$5,196,979,603	$13,232,454,152	$1,735,576,035
Accumulated loss	(690,762,872)	(1,407,732,851)	(3,737,655,166)	(535,495,038)

NET ASSETS	$2,212,605,269	$3,789,246,752	$9,494,798,986	$1,200,080,997

NET ASSET VALUE
Shares outstanding	96,600,000	111,300,000	169,800,000	20,800,000

Net asset value	$22.90	$34.05	$55.92	$57.70

Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$2,480,340,996	$4,248,083,672	$11,507,686,275	$1,296,756,212
(b) Securities loaned, at value	$—	$36,996	$—	$16,584,487
(c) Investments, at cost — affiliated	$1,110,000	$1,408,576	$4,680,000	$18,209,612
(d) Foreign currency collateral pledged, at cost	$1,080,888	$1,021,590	$1,223,114	$383,554
(e) Foreign currency, at cost	$2,149,103	$9,222,651	$13,408,915	$4,327,975

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

iShares MSCI South Korea ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,744,980,546
Investments, at value — affiliated(c)	181,067,516
Cash	469
Foreign currency, at value(d)	7,606,795
Receivables:
Investments sold	13,812,167
Securities lending income — affiliated	283,147
Dividends — unaffiliated	43,914,964
Dividends — affiliated	16,333
Variation margin on futures contracts	8,694,290

Total assets	4,000,376,227

LIABILITIES
Collateral on securities loaned, at value	177,164,261
Payables:
Investments purchased	13,570,336
Foreign taxes	28,377
Investment advisory fees	1,797,109

Total liabilities	192,560,083

NET ASSETS	$3,807,816,144

NET ASSETS CONSIST OF
Paid-in capital	$2,739,050,678
Accumulated earnings	1,068,765,466

NET ASSETS	$3,807,816,144

NET ASSET VALUE
Shares outstanding	64,950,000

Net asset value	$58.63

Shares authorized	300 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$2,199,636,016
(b) Securities loaned, at value	$168,446,588
(c) Investments, at cost — affiliated	$181,025,005
(d) Foreign currency, at cost	$8,670,087

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — unaffiliated	$44,415,445	$61,552,657	$109,115,836	$15,457,476
Dividends — affiliated	27,590	52,805	78,548	17,892
Securities lending income — affiliated — net	—	28,150	15,075	79,305
Foreign taxes withheld	(474,865)	(9,238,778)	(10,913,089)	(1,826,239)

Total investment income	43,968,170	52,394,834	98,296,370	13,728,434

EXPENSES
Investment advisory	4,264,939	9,427,702	23,095,728	2,402,213

Total expenses	4,264,939	9,427,702	23,095,728	2,402,213

Net investment income	39,703,231	42,967,132	75,200,642	11,326,221

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,217,762)	(101,870,860)	(31,116,458)	(6,783,967)
Investments — affiliated	—	(3,823)	(1,319)	2,198
Capital gain distributions from underlying funds — affiliated	1	2	3	—
Foreign currency transactions	(1,689,496)	(427,065)	4,578,934	103,953
Futures contracts	(1,558,594)	140,436	4,733,134	(348,367)
In-kind redemptions — unaffiliated(a)	3,226,535	66,246,412	46,953,057	39,241,221

	(15,239,316)	(35,914,898)	25,147,351	32,215,038

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	41,099,406	76,645,155	245,632,923	217,542,929
Investments — affiliated	—	(5,604)	(518)	2,466
Foreign currency translations	(25,498)	58,081	50,540	230,099
Futures contracts	(78,588)	378,335	629,863	461,257

	40,995,320	77,075,967	246,312,808	218,236,751

Net realized and unrealized gain	25,756,004	41,161,069	271,460,159	250,451,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,459,235	$84,128,201	$346,660,801	$261,778,010

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — unaffiliated	$61,202,933
Dividends — affiliated	54,727
Interest — unaffiliated	7,549
Securities lending income — affiliated — net	1,149,499
Foreign taxes withheld	(10,091,684)
Other foreign taxes	(201)

Total investment income	52,322,823

EXPENSES
Investment advisory	9,316,913
Commitment costs	18,447

Total expenses	9,335,360

Net investment income	42,987,463

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	925,573
Investments — affiliated	40,927
Capital gain distributions from underlying funds — affiliated	1
Foreign currency transactions	762,116
Futures contracts	361,326

2,089,943

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(39,248,150)
Investments — affiliated	(2,761)
Foreign currency translations	(2,424,710)
Futures contracts	2,305,857

(39,369,764)

Net realized and unrealized loss	(37,279,821)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,707,642

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,703,231	$61,496,735	$42,967,132		$85,010,809
Net realized gain (loss)	(15,239,316)	8,916,274	(35,914,898)		326,061,141
Net change in unrealized appreciation (depreciation)	40,995,320	(255,643,037)	77,075,967		(822,916,803)

Net increase (decrease) in net assets resulting from operations	65,459,235	(185,230,028)	84,128,201		(411,844,853)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(31,143,295)	(106,984,698)	(56,324,983	)(b)	(82,366,108)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	562,879,620	401,744,493	99,218,956		(699,962)

NET ASSETS
Total increase (decrease) in net assets	597,195,560	109,529,767	127,022,174		(494,910,923)
Beginning of period	1,615,409,709	1,505,879,942	3,662,224,578		4,157,135,501

End of period	$2,212,605,269	$1,615,409,709	$3,789,246,752		$3,662,224,578

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$75,200,642	$182,980,235	$11,326,221	$26,721,621
Net realized gain	25,147,351	76,051,487	32,215,038	21,405,809
Net change in unrealized appreciation (depreciation)	246,312,808	(2,606,037,778)	218,236,751	(180,892,349)

Net increase (decrease) in net assets resulting from operations	346,660,801	(2,347,006,056)	261,778,010	(132,764,919)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,935,135)	(257,114,030)	(21,726,307)	(23,801,719)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(492,446,252)	359,345,461	153,885,975	(215,815,964)

NET ASSETS
Total increase (decrease) in net assets	(166,720,586)	(2,244,774,625)	393,937,678	(372,382,602)
Beginning of period	9,661,519,572	11,906,294,197	806,143,319	1,178,525,921

End of period	$9,494,798,986	$9,661,519,572	$1,200,080,997	$806,143,319

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares MSCI South Korea ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,987,463	$57,940,037
Net realized gain	2,089,943	477,482,996
Net change in unrealized appreciation (depreciation)	(39,369,764)	(2,202,610,846)

Net increase (decrease) in net assets resulting from operations	5,707,642	(1,667,187,813)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,264,408)	(97,857,600)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	881,924,774	(1,412,230,161)

NET ASSETS
Total increase (decrease) in net assets	848,368,008	(3,177,275,574)
Beginning of period	2,959,448,136	6,136,723,710

End of period	$3,807,816,144	$2,959,448,136

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$21.95		$25.96	$21.12	$21.67	$22.56	$22.58

Net investment income(a)	0.52		0.93	0.65	0.67	1.00	0.90
Net realized and unrealized gain (loss)(b)	0.86		(3.31)	4.77	(0.48)	(0.70)	0.07

Net increase (decrease) from investment operations	1.38		(2.38)	5.42	0.19	0.30	0.97

Distributions from net investment income(c)		(0.43)	(1.63)	(0.58)	(0.74)	(1.19)	(0.99)

Net asset value, end of period	$22.90		$21.95	$25.96	$21.12	$21.67	$22.56

Total Return(d)
Based on net asset value	6.30	%(e)	(9.53)%	25.69%	0.99%	1.75%	4.43%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income	4.72	%(g)	3.86%	2.69%	3.23%	4.68%	3.95%

Supplemental Data
Net assets, end of period (000)	$2,212,605		$1,615,410	$1,505,880	$1,263,259	$1,399,590	$1,362,770

Portfolio turnover rate(h)		3%	15%	4%	8%	9%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$33.72		$37.38	$28.76	$28.22	$28.79	$27.83

Net investment income(a)	0.39		0.77	0.64	0.65	0.62	0.58
Net realized and unrealized gain (loss)(b)	0.43		(3.68)	8.60	0.54	(0.53)	0.97

Net increase (decrease) from investment operations	0.82		(2.91)	9.24	1.19	0.09	1.55

Distributions from net investment income(c)	(0.49	)(d)	(0.75)	(0.62)	(0.65)	(0.66)	(0.59)

Net asset value, end of period	$34.05		$33.72	$37.38	$28.76	$28.22	$28.79

Total Return(e)
Based on net asset value	2.43	%(f)	(7.94)%	32.41%	4.32%	0.56%	5.61%

Ratios to Average Net Assets(g)
Total expenses	0.51	%(h)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	2.31	%(h)	2.05%	1.91%	2.37%	2.26%	2.01%

Supplemental Data
Net assets, end of period (000)	$3,789,247		$3,662,225	$4,157,136	$2,266,034	$2,618,586	$2,994,627

Portfolio turnover rate(i)		2%	5%	8%	9%	6%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$53.72		$68.55	$58.15	$54.05	$58.45	$54.57

Net investment income(a)	0.44		1.04	0.91	0.90	0.92	0.87
Net realized and unrealized gain (loss)(b)	1.88		(14.44)	10.25	4.36	(4.43)	3.87

Net increase (decrease) from investment operations	2.32		(13.40)	11.16	5.26	(3.51)	4.74

Distributions from net investment income(c)		(0.12)	(1.43)	(0.76)	(1.16)	(0.89)	(0.86)

Net asset value, end of period	$55.92		$53.72	$68.55	$58.15	$54.05	$58.45

Total Return(d)
Based on net asset value	4.32	%(e)	(19.81)%	19.21%	9.76%	(5.96)%	8.67%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	1.65	%(g)	1.66%	1.37%	1.60%	1.68%	1.46%

Supplemental Data
Net assets, end of period (000)	$9,494,799		$9,661,520	$11,906,294	$9,909,026	$12,170,174	$16,973,038

Portfolio turnover rate(h)		1%	4%	6%	4%	7%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$44.29		$51.24	$33.00	$41.47	$50.38	$56.68

Net investment income(a)	0.62		1.50	0.80	0.61	1.09	0.95
Net realized and unrealized gain (loss)(b)	13.83		(7.04)	18.32	(8.52)	(8.75)	(6.17)

Net increase (decrease) from investment operations	14.45		(5.54)	19.12	(7.91)	(7.66)	(5.22)

Distributions from net investment income(c)		(1.04)	(1.41)	(0.88)	(0.56)	(1.25)	(1.08)

Net asset value, end of period	$57.70		$44.29	$51.24	$33.00	$41.47	$50.38

Total Return(d)
Based on net asset value	32.92	%(e)	(10.98)%	58.30%	(19.36)%	(15.23)%	(9.02)%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	2.39	%(g)	3.06%	1.85%	1.59%	2.46%	1.87%

Supplemental Data
Net assets, end of period (000)	$1,200,081		$806,143	$1,178,526	$834,927	$626,243	$1,168,930

Portfolio turnover rate(h)		2%	11%	15%	12%	5%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$58.43		$86.98		$63.04		$53.34		$67.65		$68.19

Net investment income(a)	0.77		0.97		1.23		0.83		0.97		0.94
Net realized and unrealized gain (loss)(b)	0.13		(27.84)		23.34		10.18		(14.49)		0.70

Net increase (decrease) from investment operations	0.90		(26.87)		24.57		11.01		(13.52)		1.64

Distributions from net investment income(c)		(0.70)	(1.68)		(0.63)		(1.31)		(0.79)		(2.18)

Net asset value, end of period	$58.63		$58.43		$86.98		$63.04		$53.34		$67.65

Total Return(d)
Based on net asset value	1.55	%(e)	(31.39)%		39.05%		20.77%		(20.08)%		2.15%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%		0.57%		0.59%		0.59%		0.59%

Net investment income	2.73	%(g)	1.35%		1.45%		1.45%		1.62%		1.31%

Supplemental Data
Net assets, end of period (000)	$3,807,816		$2,959,448		$6,136,724		$4,857,482		$3,848,564		$3,906,891

Portfolio turnover rate(h)	5	%(i)	24	%(i)	20	%(i)	15	%(i)	16	%(i)	18	%(i)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(i) Portfolio turnover rate excluding cash creations was as follows:		4%	10%		8%		9%		5%		11%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI Canada
Barclays Capital, Inc.	$36,996	$(28,604)	$—		$8,392	(b)

MSCI Mexico
BofA Securities, Inc.	$428,357	$(428,357)	$—		$—
Goldman Sachs & Co. LLC	9,038,968	(9,038,968)	—		—
J.P. Morgan Securities LLC	743,518	(743,518)	—		—
Morgan Stanley	6,373,644	(6,373,644)	—		—

	$16,584,487	$(16,584,487)	$—		$—

MSCI South Korea
BofA Securities, Inc.	$3,517,128	$(3,517,128)	$—		$—
Citigroup Global Markets, Inc.	10,946,576	(10,946,576)	—		—
Goldman Sachs & Co. LLC	67,121,425	(67,121,425)	—		—
J.P. Morgan Securities LLC	61,952,449	(61,952,449)	—		—
Morgan Stanley	24,024,540	(24,024,540)	—		—
SG Americas Securities LLC	884,470	(884,470)	—		—

	$168,446,588	$(168,446,588)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Canada	$9,225
MSCI Japan	4,963
MSCI Mexico	20,053
MSCI South Korea	267,994

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$9,326,099	$8,685,717	$(4,335,283)
MSCI Japan	17,491,093	11,983,658	(5,848,890)
MSCI South Korea	14,079,026	12,019,093	(5,592,074)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$62,451,216	$44,241,301
MSCI Canada	92,126,495	103,011,887
MSCI Japan	120,064,289	54,810,673
MSCI Mexico	33,605,584	22,107,834
MSCI South Korea	984,196,897	145,714,241

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$701,348,796	$153,176,430
MSCI Canada	639,503,646	545,000,520
MSCI Japan	385,262,956	877,030,023
MSCI Mexico	951,858,564	813,749,631

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Australia	$351,439,179
MSCI Canada	885,682,966
MSCI Japan	1,673,845,141
MSCI Mexico	454,243,024
MSCI South Korea	157,839,433

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$2,533,169,680	$40,831,820	$(375,396,636)	$(334,564,816)
MSCI Canada	4,262,027,165	95,440,139	(583,278,221)	(487,838,082)
MSCI Japan	11,561,500,627	315,332,417	(2,407,316,944)	(2,091,984,527)
MSCI Mexico	1,328,239,711	57,737,174	(171,389,198)	(113,652,024)
MSCI South Korea	2,693,006,139	1,673,663,255	(438,147,223)	1,235,516,032

9.	LINE OF CREDIT

The iShares MSCI South Korea ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	30,200,000	$717,424,856	50,400,000	$1,230,056,700
Shares redeemed	(7,200,000)	(154,545,236)	(34,800,000)	(828,312,207)

	23,000,000	$562,879,620	15,600,000	$401,744,493

MSCI Canada
Shares sold	18,900,000	$646,733,103	46,800,000	$1,807,843,156
Shares redeemed	(16,200,000)	(547,514,147)	(49,400,000)	(1,808,543,118)

	2,700,000	$99,218,956	(2,600,000)	$(699,962)

MSCI Japan
Shares sold	7,200,000	$385,670,369	32,550,000	$2,097,875,029
Shares redeemed	(17,250,000)	(878,116,621)	(26,400,000)	(1,738,529,568)

	(10,050,000)	$(492,446,252)	6,150,000	$359,345,461

MSCI Mexico
Shares sold	18,700,000	$971,468,424	25,800,000	$1,275,235,600
Shares redeemed	(16,100,000)	(817,582,449)	(30,600,000)	(1,491,051,564)

	2,600,000	$153,885,975	(4,800,000)	$(215,815,964)

MSCI South Korea
Shares sold	14,400,000	$887,424,723	7,900,000	$580,748,793
Shares redeemed	(100,000)	(5,499,949)	(27,800,000)	(1,992,978,954)

	14,300,000	$881,924,774	(19,900,000)	$(1,412,230,161)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Canada(a)	$0.421189	$—	$0.070303	$0.491492	86%	—%	14%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	49

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Russia ETF | ERUS |

Fund Summary as of February 28, 2023	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). Effective June 1, 2022, the index was discontinued by the index provider, MSCI, Inc. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.07)%	(99.13)%	(70.63)%	(45.80)%	(99.13)%	(99.78)%	(99.78)%
Fund Market(a)	N/A	(81.42)	(22.27)	(12.32)	(81.42)	(67.86)	(71.34)
Index(b)	N/A	(99.99)	(91.92)	(71.67)	(99.99)	(99.99)	(99.99)

(a)

Effective March 4, 2022, the NYSE Arca, Inc. halted trading of the Fund and the Fund Market returns are as follows: 1 Year return, 5 Years return, and 10 Years return from September 1, 2021, September 1, 2017, and September 1, 2012, respectively through March 4, 2022. A6 Month Fund Market return is not shown as NYSE Arca, Inc. halted trading of the Fund prior to September 1, 2022.

(b)

Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns are as follows: 1 Year return, 5 Years return, and 10 Years return from September 1, 2021, September 1, 2017, and September 1, 2012, respectively through May 31, 2022. A6 Month Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$999.30	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the six months ended February 28, 2023.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	90.8%
Inter RAO UES PJSC	3.8
Gazprom PJSC	0.7
Surgutneftegas PJSC	0.6
Surgutneftegas PJSC (Preferred)	0.6
Sberbank of Russia PJSC	0.5
VTB Bank PJSC	0.2
Alrosa PJSC	0.2
United Co. RUSAL International PJSC	0.2
Moscow Exchange MICEX-RTS PJSC	0.1

F U N D S U M M A R Y	3

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. The NYSE ARCA, Inc. halted trading of the Fund effective March 4, 2022, and delisted the Fund effective August 29, 2022 therefore, there is no longer a Market Price.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Effective June  1, 2022, the index was discontinued by the index provider, MSCI, Inc.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.8%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,510
TCS Group Holding PLC, GDR(a)(b)	289,152	38
VTB Bank PJSC(a)(b)	8,307,845,016	1,107

		3,655

Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	631

Chemicals — 0.0%
PhosAgro PJSC(a)(b)	148,802	20
PhosAgro PJSC, New(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)	2	—

		49

Electric Utilities — 3.8%
Inter RAO UES PJSC(a)(b)	136,938,300	18,246

Food & Staples Retailing — 0.0%
Magnit PJSC, GDR(a)(b)	1	—
Magnit PJSC(a)(b)	198,139	26
X5 Retail Group NV, GDR(a)(b)	374,475	50

		76

Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	53
Yandex NV(a)(b)	361,376	48

		101

Internet & Direct Marketing Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	14

Metals & Mining — 0.5%
Alrosa PJSC(a)(b)	7,486,250	998
MMC Norilsk Nickel PJSC(a)(b)	96,437	13
Novolipetsk Steel PJSC(a)(b)	4,388,590	585
Polymetal International PLC(a)(b)	834,056	111
Polyus PJSC(a)(b)	89,129	12
Severstal PAO(a)(b)	604,068	80
United Co. RUSAL International PJSC(a)(b)	5,811,330	774

		2,573

Oil, Gas & Consumable Fuels — 1.5%
Gazprom PJSC(a)(b)	24,553,290	3,271

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC(a)(b)	856,438	$114
Novatek PJSC(a)(b)	1,250,860	167
Rosneft Oil Co. PJSC(a)(b)	2,566,222	342
Surgutneftegas PJSC(a)(b)	21,799,946	2,905
Tatneft PJSC(a)(b)	3,516,781	469

		7,268

Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	370

Total Common Stocks — 6.8% (Cost: $453,537,815)		32,983

Preferred Stocks

Oil, Gas & Consumable Fuels — 0.6%
Surgutneftegas PJSC, Preference Shares, NVS(a)(b)	21,745,700	2,898

Total Preferred Stocks — 0.6% (Cost: $11,913,761)		2,898

Total Long-Term Investments — 7.4% (Cost: $465,451,576)		35,881

Short-Term Securities

Money Market Funds — 90.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	440,000	440,000

Total Short-Term Securities — 90.8% (Cost: $440,000)		440,000

Total Investments — 98.2% (Cost: $465,891,576)		475,881

Other Assets Less Liabilities — 1.8%		8,799

Net Assets — 100.0%		$484,680

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$10,000	$—	$—	$—	$440,000	$440,000	$7,888	$—

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$32,983	$32,983
Preferred Stocks	—	—	2,898	2,898
Short-Term Securities
Money Market Funds	440,000	—	—	440,000

	$440,000	$—	$35,881	$475,881

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2022	$40,573	$3,565	$44,138
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(7,590)	(667)	(8,257)
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of February 28, 2023	$32,983	$2,898	$35,881

Net change in unrealized appreciation (depreciation) on investment still held at February 28, 2023	$(7,590)	$(667)	$(8,257)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

February 28, 2023

iShares MSCI Russia ETF

ASSETS
Investments, at value — unaffiliated(a)	$35,881
Investments, at value — affiliated(b)	440,000
Cash	6,914
Foreign currency, at value(c)	283
Receivables:
Dividends — affiliated	1,602

Total assets	484,680

NET ASSETS	$484,680

NET ASSETS CONSIST OF
Paid-in capital	$615,262,124
Accumulated loss	(614,777,444)

NET ASSETS	$484,680

NET ASSET VALUE
Shares outstanding	13,750,000

Net asset value	$0.04

Shares authorized	1 billion

Par value	$0.001

(a) Investments, at cost — unaffiliated	$465,451,576
(b) Investments, at cost — affiliated	$440,000
(c) Foreign currency, at cost	$272

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	7

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

iShares MSCI Russia ETF

INVESTMENT INCOME
Dividends — affiliated	$7,888
Interest — unaffiliated	64

Total investment income	7,952

EXPENSES
Investment advisory	1,427

Total expenses	1,427

Less:
Investment advisory fees waived	(1,427)

Total expenses after fees waived	—

Net investment income	7,952

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(8,257)
Foreign currency translations	14

(8,243)

Net realized and unrealized loss	(8,243)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(291)

See notes to financial statements.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Russia ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,952	$11,545,224
Net realized loss	—	(1,223,228)
Net change in unrealized appreciation (depreciation)	(8,243)	(606,314,168)

Net decrease in net assets resulting from operations	(291)	(595,992,172)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(22,039,990)
Liquidating distribution	—	(450,000)

Decrease in net assets resulting from distributions to shareholders	—	(22,489,990)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	32,469,779

NET ASSETS
Total decrease in net assets	(291)	(586,012,383)
Beginning of period	484,971	586,497,354

End of period	$484,680	$484,971

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Cash Flows (unaudited)

Six Months Ended February 28, 2023

iShares MSCI Russia ETF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(291)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Net purchases of short-term securities	(10,000)
Net change in unrealized (appreciation) depreciation on investments	8,257
(Increase) decrease in assets:
Receivables:
Dividends — affiliated	(456)

Net cash used for operating activities	(2,490)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Net cash provided by financing activities	—

CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	$(2,490)
Restricted and unrestricted cash and foreign currency at beginning of period	9,687

Restricted and unrestricted cash and foreign currency at end of period	$7,197

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY ATTHE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$6,914
Foreign currency, at value	283

$7,197

See notes to financial statements.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$0.04		$45.29		$34.87	$37.81		$32.47	$32.13
Net investment income(a)	0.00	(b)	0.86		2.05	1.87		2.33	1.21
Net realized and unrealized gain (loss)	(0.00	)(b)	(44.38	)(c)	10.24 (c)	(1.99	)(c)	5.04 (c)	0.22 (c)

Net increase (decrease) from investment operations	(0.00	)(b)	(43.52)		12.29	(0.12)		7.37	1.43

Distributions(d)
From net investment income	—		(1.70)		(1.87)	(2.82)		(2.03)	(1.09)
Liquidating distribution	—		(0.03)		—	—		—	—

Total distributions	—		(1.73)		(1.87)	(2.82)		(2.03)	(1.09)

Net asset value, end of period	$0.04		$0.04		$45.29	$34.87		$37.81	$32.47

Total Return(e)
Based on net asset value	(0.07	)%(f)	(99.85)%		36.07%	(1.28)%		23.64%	4.37%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.58%		0.57%	0.59%		0.59%	0.59%

Total expenses after fees waived(i)	0.00	%(h)	0.50%		0.57%	0.59%		0.59%	0.59%

Net investment income	3.30	%(h)	4.01%		5.26%	4.97%		6.60%	3.50%

Supplemental Data
Net assets, end of period (000)	$485		$485		$586,497	$467,203		$627,581	$478,860

Portfolio turnover rate(j)		0%	7%		25%	30%		18%	32%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the year ended August 31, 2022 and six months ended February 28, 2023.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

MSCI Russia	Non-diversified

2.	PLAN OF LIQUIDATION

Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund’s operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.

The consequences of Russia’s invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.

Additionally, since February 24, 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.

On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund.

BlackRock expects that the Fund will remain in existence until at least December 31, 2023, to allow the Fund to sell the securities and depositary receipts, if conditions permit. The Fund may be terminated at the discretion of the Fund’s Board upon the recommendation of BFA on or after December 31, 2023. If the Fund’s Russian securities and depositary receipts have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund’s remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities and depositary receipts have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.

On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation.

3.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Certain Russian securities held by the Fund declared dividends during the period, however there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not accrued any investment income associated with these Russian securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

4.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid. As of February 28, 2023, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%

Over $2 billion, up to and including $4 billion	0.6900

Over $4 billion, up to and including $8 billion	0.6400

Over $8 billion, up to and including $16 billion	0.5700

Over $16 billion, up to and including $24 billion	0.5100

Over $24 billion, up to and including $32 billion	0.4800

Over $32 billion, up to and including $40 billion	0.4500

Over $40 billion	0.4275

Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the six months ended February 28, 2023.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MSCI Russia	$1,427

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

6.	PURCHASES AND SALES

There were no purchases and sales transactions for the six months ended February 28, 2023.

There were no in-kind transactions for the six months ended February 28, 2023.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2022, the Fund had non-expiring capital loss carryforwards of $122,219,861 available to offset future realized capital gains.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Russia	$492,363,246	$—	$(491,887,365)	$(491,887,365)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Russia

Shares sold	—	$—	800,000	$32,469,779

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Russia ETF (the “Fund”), a series of the Company, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”). As part of its review of the Program with respect to the Fund, the Board was provided information on the current status of the Fund’s liquidation, including the significant holdings of cash and cash equivalents pending liquidation.

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	17

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	19

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-821-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

•	iShares MSCI BIC ETF | BKF | NYSE Arca

•	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ

•	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers. Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results Index performance is shown for illustrative purposes only You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.52)%	(14.39)%	(1.53)%	1.68%	(14.39)%	(7.40)%	18.13%

Fund Market	(0.94)	(15.12)	(1.32)	1.68	(15.12)	(6.45)	18.12

Index	(1.97)	(14.56)	(1.48)	1.71	(14.56)	(7.17)	18.43

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 984.80	$ 0.44		$ 1,000.00	$ 1,024.30	$ 0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	20.2%
Information Technology	19.7
Consumer Discretionary	13.4
Materials	9.4
Communication Services	9.3
Industrials	7.3
Consumer Staples	6.4
Health Care	4.6
Energy	4.4
Utilities	2.7
Real Estate	2.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.2%
Taiwan	15.9
India	14.4
South Korea	12.1
Brazil	5.0
Saudi Arabia	3.9
South Africa	3.4
Mexico	2.6
Thailand	2.3
Indonesia	2.0
Malaysia	1.7
United Arab Emirates	1.3
Kuwait	1.0
Qatar	1.0
Other (each representing less than 1%)	4.2

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI BIC ETF

Investment Objective

The iShares MSCI BIC ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, and Brazilian, and Indian equities, as represented by the MSCI BIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.81)%	(15.22)%	(4.57)%	0.48%	(15.22)%	(20.86)%	4.89%
Fund Market	(4.53)	(17.11)	(4.38)	0.50	(17.11)	(20.08)	5.09
Index	(5.43)	(16.28)	(4.10)	1.02	(16.28)	(18.90)	10.63

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 951.90	$ 3.39		$ 1,000.00	$ 1,021.30	$ 3.51		0.70%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Consumer Discretionary	21.5%
Financials	19.2
Communication Services	13.1
Information Technology	8.3
Materials	7.3
Consumer Staples	7.1
Energy	6.5
Industrials	5.6
Health Care	5.5
Utilities	3.5
Real Estate	2.4

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
China	63.8%
India	26.2
Brazil	10.0
Russia	0.0(b)

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.15)%	(16.04)%	(1.34)%	3.14%	(16.04)%	(6.51)%	36.23%
Fund Market	(1.46)	(15.97)	(1.10)	3.17	(15.97)	(5.36)	36.65
Index	(2.71)	(15.31)	(0.81)	3.58	(15.31)	(3.99)	42.16

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EM Asia Custom Capped Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.50	$ 2.40		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Information Technology	25.5%
Financials	17.6
Consumer Discretionary	16.0
Communication Services	10.5
Materials	6.1
Industrials	6.0
Consumer Staples	5.6
Health Care	4.5
Energy	4.0
Utilities	2.3
Real Estate	1.9

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
China	41.0%
Taiwan	19.3
India	16.8
South Korea	14.9
Thailand	2.7
Indonesia	2.5
Malaysia	1.9
Philippines	0.9

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.56%	(10.33)%	1.08%	2.75%	(10.33)%	5.52%	31.12%
Fund Market	0.79	(10.77)	1.26	2.57	(10.77)	6.45	28.89
Index	0.18	(9.48)	1.35	3.12	(9.48)	6.92	35.91

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.60	$ 3.48		$ 1,000.00	$ 1,021.30	$ 3.51		0.70%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Information Technology	17.4%
Industrials	15.9
Materials	13.7
Consumer Discretionary	10.9
Financials	10.3
Health Care	9.2
Real Estate	6.7
Consumer Staples	6.7
Communication Services	4.2
Utilities	3.0
Energy	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
India	22.0%
Taiwan	21.5
South Korea	14.5
China	9.9
Brazil	4.9
Thailand	3.7
South Africa	3.6
Saudi Arabia	3.2
Malaysia	2.8
Indonesia	2.7
Mexico	2.4
Turkey	1.9
Philippines	1.1
Poland	1.1
Kuwait	1.1
United Arab Emirates	1.0
Other (each representing less than 1%)	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
3R Petroleum Oleo E Gas SA(a)	1,680,271	$11,685,465
AES Brasil Energia SA	3,174,181	6,014,359
Aliansce Sonae Shopping Centers SA	4,434,164	14,465,905
Alupar Investimento SA	2,022,662	10,489,122
Ambev SA	42,857,558	109,610,960
Anima Holding SA(a)	3,239,114	1,973,617
Arezzo Industria e Comercio SA	634,828	9,045,673
Atacadao SA	4,688,972	12,046,085
Auren Energia SA	3,324,648	9,398,388
B3 SA - Brasil, Bolsa, Balcao	55,779,716	112,402,182
Banco Bradesco SA	14,297,850	31,788,475
Banco BTG Pactual SA	11,057,804	42,664,459
Banco do Brasil SA	7,811,720	60,130,899
Banco Santander Brasil SA	3,247,120	17,570,774
BB Seguridade Participacoes SA	6,231,591	40,719,084
Boa Vista Servicos SA	2,163,133	3,135,963
BR Properties SA	65,396	3,001,323
BRF SA(a)	5,840,183	6,871,525
Camil Alimentos SA	1,635,078	2,507,841
CCR SA	11,350,888	23,827,228
Centrais Eletricas Brasileiras SA	11,284,016	73,970,228
Cia. Brasileira de Aluminio	1,591,113	3,166,757
Cia. Brasileira de Distribuicao	1,674,561	4,970,476
Cia. de Saneamento Basico do Estado de Sao Paulo	3,095,424	30,596,833
Cia. de Saneamento de Minas Gerais-COPASA	2,127,936	5,779,685
Cia. de Saneamento do Parana	1,938,059	6,315,271
Cia. Siderurgica Nacional SA	6,134,837	19,533,704
Cielo SA	12,457,972	11,421,801
Cogna Educacao(a)	18,437,843	7,113,895
Cosan SA	10,592,329	30,307,440
CPFL Energia SA	1,545,631	8,942,338
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,872,876	8,220,054
Dexco SA	4,520,121	5,629,161
EcoRodovias Infraestrutura e Logistica SA	2,917,491	2,284,754
EDP - Energias do Brasil SA	2,420,704	9,076,282
Embraer SA(a)	6,723,227	21,304,441
Enauta Participacoes SA	1,325,165	3,487,909
Energisa SA	1,508,930	11,151,000
Eneva SA(a)	9,417,326	20,559,844
Engie Brasil Energia SA	1,509,172	11,322,862
Equatorial Energia SA	9,322,708	45,282,920
Ez Tec Empreendimentos e Participacoes SA	1,302,926	3,163,088
Fleury SA	2,846,328	7,714,598
GPS Participacoes e Empreendimentos SA(a)(b)	2,428,855	5,474,312
Grendene SA	3,971,649	4,999,220
Grupo De Moda Soma SA	4,690,212	7,865,620
Grupo Mateus SA(a)	5,653,344	6,090,185
Grupo SBF SA	1,282,555	2,008,796
Guararapes Confeccoes SA	1,056,801	892,198
Hapvida Participacoes e Investimentos SA(a)(b)	42,071,638	36,081,264
Hypera SA	3,412,280	27,145,988
Iguatemi SA	2,060,224	7,606,630
Instituto Hermes Pardini SA	701,685	2,581,336
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	885,591	4,792,099
Iochpe Maxion SA	1,551,810	3,340,477
IRB Brasil Resseguros S/A(a)	711,992	2,567,575

Security	Shares	Value

Brazil (continued)
JBS SA	6,821,761	$25,004,459
JHSF Participacoes SA	3,985,880	3,220,406
Klabin SA	6,903,336	25,659,479
Light SA	3,154,846	1,506,483
Localiza Rent a Car SA	6,885,573	72,979,485
Localiza Rent a Car SA, NVS	28,443	287,937
Locaweb Servicos de Internet SA(a)(b)	4,684,729	4,375,617
LOG Commercial Properties e Participacoes SA	713,719	2,005,330
Lojas Renner SA	9,128,071	32,516,503
M. Dias Branco SA	1,069,269	6,856,213
Magazine Luiza SA(a)	27,971,931	19,180,631
Marfrig Global Foods SA	3,611,649	4,394,313
Minerva SA	2,943,993	6,371,074
Movida Participacoes SA	1,904,151	2,393,168
MRV Engenharia e Participacoes SA	3,473,513	3,914,416
Multiplan Empreendimentos Imobiliarios SA	2,552,496	12,271,404
Natura & Co. Holding SA	8,162,663	23,885,625
Odontoprev SA	3,316,095	7,309,350
Omega Energia SA(a)	3,409,331	6,010,586
Pet Center Comercio e Participacoes SA	3,810,220	4,694,137
Petro Rio SA(a)	6,589,848	42,418,107
Petroleo Brasileiro SA	34,678,363	190,433,093
Petroreconcavo SA	1,355,917	7,329,351
Qualicorp Consultoria e Corretora de Seguros SA	1,991,849	1,776,721
Raia Drogasil SA	10,157,645	44,002,977
Rede D’Or Sao Luiz SA(b)	5,491,334	26,798,763
Rumo SA	12,168,238	41,742,650
Santos Brasil Participacoes SA	5,614,064	8,589,262
Sao Martinho SA	1,731,462	8,995,553
Sendas Distribuidora SA	8,745,726	30,302,547
SIMPAR SA	4,195,484	5,753,770
SLC Agricola SA	1,195,552	11,251,153
Smartfit Escola de Ginastica e Danca SA(a)	2,026,804	6,012,141
Suzano SA	6,851,764	62,478,529
Telefonica Brasil SA	4,351,147	32,362,770
Tim SA	7,361,442	17,238,495
TOTVS SA	5,002,997	26,078,329
Transmissora Alianca de Energia Eletrica SA	1,867,031	12,656,205
Ultrapar Participacoes SA	6,635,998	16,705,814
Vale SA	34,935,782	569,334,235
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,162,628	8,022,176
Via S/A(a)	13,111,576	4,833,461
Vibra Energia SA	10,654,891	30,099,769
Vivara Participacoes SA	1,382,269	5,721,336
WEG SA	15,563,010	116,407,849
YDUQS Participacoes SA	2,830,297	3,811,247

		2,588,103,287

Chile — 0.4%
Aguas Andinas SA, Class A	32,391,758	7,748,944
Banco de Chile	408,691,811	42,465,591
Banco de Credito e Inversiones SA	536,882	16,800,469
Banco Santander Chile	588,470,918	24,948,886
CAP SA	754,387	6,271,429
Cencosud SA	12,756,381	24,120,406
Cencosud Shopping SA	4,928,111	7,025,954
Cia. Cervecerias Unidas SA	1,170,864	8,935,895
Cia. Sud Americana de Vapores SA	142,417,783	13,721,691
Colbun SA	76,157,720	8,741,387
Empresa Nacional de Telecomunicaciones SA	1,725,123	6,794,859

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	10,222,530	$16,986,293
Empresas COPEC SA	3,560,743	25,726,731
Enel Americas SA	198,559,119	24,721,830
Enel Chile SA	229,543,872	10,333,639
Engie Energia Chile SA(a)	6,774,851	4,133,652
Falabella SA	6,605,026	14,535,141
Inversiones Aguas Metropolitanas SA	5,347,069	3,036,382
Itau CorpBanca Chile SA	2,838,858,517	6,101,863
Parque Arauco SA	6,232,773	7,643,462
SMU SA	28,407,419	4,664,640
Vina Concha y Toro SA	5,681,100	7,433,677

		292,892,821

China — 29.1%
360 DigiTech Inc.	1,063,440	21,651,638
360 Security Technology Inc., Class A	4,651,388	7,217,389
361 Degrees International Ltd.(a)	9,639,000	4,622,993
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,531,237	4,830,929
3SBio Inc.(b)	12,375,000	12,271,548
AAC Technologies Holdings Inc.(a)(c)	6,311,000	14,104,730
Advanced Micro-Fabrication Equipment Inc., Class A(a)	396,217	6,002,362
AECC Aviation Power Co. Ltd., Class A	1,442,377	9,520,347
Agile Group Holdings Ltd.(a)	10,634,500	2,930,951
Agora Inc., ADR(a)(c)	638,780	1,954,667
Agricultural Bank of China Ltd., Class A	42,936,235	18,099,917
Agricultural Bank of China Ltd., Class H	268,675,000	93,148,870
Aier Eye Hospital Group Co. Ltd., Class A	3,914,901	17,575,943
Air China Ltd., Class A(a)	3,795,500	6,066,517
Air China Ltd., Class H(a)	17,568,000	16,198,269
AK Medical Holdings Ltd.(b)	5,606,000	6,693,329
Akeso Inc.(a)(b)(c)	4,293,000	21,909,581
Alibaba Group Holding Ltd.(a)	135,722,704	1,491,788,215
Alibaba Health Information Technology Ltd.(a)(c)	43,322,000	31,019,731
Alibaba Pictures Group Ltd.(a)(c)	123,080,000	7,757,831
A-Living Smart City Services Co. Ltd., Class A(b)	6,797,500	6,968,809
Alphamab Oncology(a)(b)(c)	4,600,000	8,516,248
Aluminum Corp. of China Ltd., Class A	6,054,900	4,817,747
Aluminum Corp. of China Ltd., Class H	37,132,000	18,960,812
Amlogic Shanghai Co. Ltd.(a)	217,786	2,494,123
Anhui Conch Cement Co. Ltd., Class A	2,041,629	9,014,459
Anhui Conch Cement Co. Ltd., Class H	11,072,000	40,648,766
Anhui Gujing Distillery Co. Ltd., Class A	249,855	9,827,818
Anhui Gujing Distillery Co. Ltd., Class B	991,980	17,052,183
Anhui Kouzi Distillery Co. Ltd., Class A	426,348	4,228,717
Anhui Yingjia Distillery Co. Ltd., Class A	480,000	4,845,483
Anjoy Foods Group Co. Ltd., Class A	228,600	5,384,407
ANTA Sports Products Ltd.	11,167,400	147,468,072
Ascentage Pharma Group International(a)(b)(c)	1,894,900	6,030,976
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	848,900	3,478,669
Asia Cement China Holdings Corp.	5,891,500	2,974,670
Asymchem Laboratories Tianjin Co. Ltd., Class A	215,040	4,423,571
Autobio Diagnostics Co. Ltd., Class A	321,000	3,244,710
Autohome Inc., ADR	703,040	21,442,720
Avary Holding Shenzhen Co. Ltd., Class A	929,900	3,800,420
AVIC Industry-Finance Holdings Co. Ltd., Class A	6,811,491	4,263,748
AviChina Industry & Technology Co. Ltd., Class H	23,931,000	11,409,963
Baidu Inc.(a)	20,088,062	345,380,299
Bank of Beijing Co. Ltd., Class A	16,225,506	10,108,157

Security	Shares	Value

China (continued)
Bank of Chengdu Co. Ltd., Class A	2,895,108	$5,987,596
Bank of China Ltd., Class A	16,551,700	7,692,946
Bank of China Ltd., Class H	728,132,000	267,043,668
Bank of Communications Co. Ltd., Class A	21,679,280	15,284,709
Bank of Communications Co. Ltd., Class H	77,501,000	45,823,081
Bank of Hangzhou Co. Ltd., Class A	4,114,397	7,184,255
Bank of Jiangsu Co. Ltd., Class A	7,686,708	7,952,502
Bank of Nanjing Co. Ltd., Class A	5,393,789	7,691,119
Bank of Ningbo Co. Ltd., Class A	3,554,893	15,085,905
Bank of Shanghai Co. Ltd., Class A	12,246,265	10,536,953
Baoshan Iron & Steel Co. Ltd., Class A	10,902,630	10,321,041
Baozun Inc., ADR(a)(c)	570,376	3,587,665
BBMG Corp., Class A	16,133,636	6,059,627
BeiGene Ltd.(a)	5,644,264	97,833,807
Beijing Capital International Airport Co. Ltd., Class H(a)	17,786,000	13,019,083
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	3,067,600	3,634,474
Beijing Easpring Material Technology Co. Ltd., Class A	401,300	3,442,475
Beijing Enlight Media Co. Ltd., Class A	2,607,794	2,848,231
Beijing Enterprises Holdings Ltd.	4,064,500	13,313,965
Beijing Enterprises Water Group Ltd.	38,768,000	9,734,372
Beijing Kingsoft Office Software Inc., Class A	250,651	10,498,101
Beijing New Building Materials PLC, Class A	1,199,919	5,187,525
Beijing Shiji Information Technology Co. Ltd., Class A	1,254,242	2,995,893
Beijing Tong Ren Tang Chinese Medicine Co. Ltd	3,056,000	4,713,596
Beijing Tongrentang Co. Ltd., Class A	789,700	5,562,855
Beijing United Information Technology Co. Ltd., Class A	344,000	3,998,021
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	350,799	6,403,764
Bethel Automotive Safety Systems Co. Ltd.	281,000	2,959,757
Betta Pharmaceuticals Co. Ltd., Class A	319,894	2,681,965
BGI Genomics Co. Ltd., Class A	366,000	2,929,607
Bilibili Inc.(a)	1,706,157	33,023,142
Bloomage Biotechnology Corp. Ltd.	273,586	4,994,481
BOC Aviation Ltd.(b)(c)	1,848,200	13,352,295
BOE Technology Group Co. Ltd., Class A	16,702,800	10,009,238
BOE Varitronix Ltd.	3,501,000	7,757,905
Bosideng International Holdings Ltd.	30,770,000	17,068,800
Brii Biosciences Ltd.(a)(c)	3,305,500	2,504,047
BYD Co. Ltd., Class A	1,008,786	37,742,391
BYD Co. Ltd., Class H	7,564,000	203,352,365
BYD Electronic International Co. Ltd.	6,223,000	18,145,611
By-health Co. Ltd., Class A	1,361,200	4,491,584
C&D International Investment Group Ltd.(c)	5,790,000	18,702,781
Caitong Securities Co. Ltd., Class A	6,051,950	6,710,312
Canaan Inc., ADR(a)(c)	1,494,770	4,185,356
Canvest Environmental Protection Group Co. Ltd	11,726,000	5,779,239
CGN New Energy Holdings Co. Ltd.(c)	14,480,000	5,043,290
CGN Power Co. Ltd., Class H(b)	94,970,000	21,300,943
Changchun High & New Technology Industry Group Inc., Class A	283,742	8,043,834
Changjiang Securities Co. Ltd., Class A	7,718,228	6,276,638
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	249,069	5,406,939
Chaozhou Three-Circle Group Co. Ltd., Class A	1,596,453	7,307,625
Chengxin Lithium Group Co. Ltd., Class A	767,100	4,183,816
China Aircraft Leasing Group Holdings Ltd.(c)	5,456,000	3,560,703

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Animal Healthcare Ltd.(d)	1,237,000	$2
China Aoyuan Group Ltd.(a)(c)(d)	10,538,000	914,272
China Baoan Group Co. Ltd., Class A	1,944,000	3,574,021
China BlueChemical Ltd., Class H	16,754,000	3,781,613
China Cinda Asset Management Co. Ltd., Class H	70,783,000	9,199,905
China CITIC Bank Corp. Ltd., Class H	80,249,000	37,127,824
China Coal Energy Co. Ltd., Class H	19,061,000	14,750,126
China Communications Services Corp. Ltd., Class H	22,222,000	8,639,804
China Conch Environment Protection Holdings Ltd.(a)(c)	17,205,000	6,366,426
China Conch Venture Holdings Ltd.	15,077,000	30,342,100
China Construction Bank Corp., Class A	3,029,168	2,458,565
China Construction Bank Corp., Class H	877,330,000	536,292,021
China CSSC Holdings Ltd., Class A	2,727,001	9,368,464
China Datang Corp. Renewable Power Co. Ltd., Class H	23,237,000	8,090,395
China East Education Holdings Ltd.(b)(c)	5,599,500	4,217,916
China Eastern Airlines Corp. Ltd., Class A(a)	8,194,075	6,403,087
China Education Group Holdings Ltd.	8,693,000	9,983,934
China Energy Engineering Corp. Ltd.	29,605,544	10,138,052
China Everbright Bank Co. Ltd., Class A	22,347,682	9,582,108
China Everbright Bank Co. Ltd., Class H	23,299,000	6,709,464
China Everbright Environment Group Ltd.	33,815,148	13,714,301
China Everbright Greentech Ltd.(b)(c)	15,882,000	3,625,909
China Everbright Ltd.(c)	8,828,000	6,325,277
China Everbright Water Ltd.	3,220,600	513,409
China Evergrande Group(a)(c)(d)	34,001,000	4,094,510
China Feihe Ltd.(b)	31,870,000	25,544,048
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,634,000	4,109,209
China Galaxy Securities Co. Ltd., Class A	2,352,000	3,255,644
China Galaxy Securities Co. Ltd., Class H	37,787,500	18,834,840
China Gas Holdings Ltd.	26,971,800	37,716,434
China Greatwall Technology Group Co. Ltd., Class A	2,612,200	4,887,483
China High Speed Transmission Equipment Group Co. Ltd.(a)	5,878,000	2,429,929
China Hongqiao Group Ltd.	21,602,500	23,106,088
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,062,300	6,404,115
China International Capital Corp. Ltd., Class H(b)	13,433,200	28,922,675
China Jinmao Holdings Group Ltd.	51,092,000	9,914,474
China Jushi Co. Ltd., Class A	2,966,862	6,468,351
China Lesso Group Holdings Ltd.	10,630,000	11,212,361
China Life Insurance Co. Ltd., Class A	1,653,421	8,508,715
China Life Insurance Co. Ltd., Class H	66,702,000	113,147,383
China Lilang Ltd.(c)	6,012,000	3,063,576
China Literature Ltd.(a)(b)(c)	3,643,400	15,599,761
China Longyuan Power Group Corp. Ltd., Class H	30,616,000	37,556,175
China Maple Leaf Educational Systems Ltd.(a)(d)	19,720,000	636,264
China Medical System Holdings Ltd.	12,813,000	19,289,360
China Meheco Co. Ltd., Class A	1,082,300	2,455,862
China Meidong Auto Holdings Ltd.(c)	5,786,000	12,456,231
China Mengniu Dairy Co. Ltd.	28,841,000	126,948,581
China Merchants Bank Co. Ltd., Class A	11,134,282	59,804,325
China Merchants Bank Co. Ltd., Class H	35,773,464	194,124,729
China Merchants Energy Shipping Co. Ltd., Class A	5,561,400	5,630,334
China Merchants Port Holdings Co. Ltd.	12,708,270	17,814,649
China Merchants Securities Co. Ltd., Class A	3,516,381	7,073,731

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,392,066	$9,359,856
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minmetals Rare Earth Co. Ltd., Class A(a)	670,800	3,885,649
China Minsheng Banking Corp. Ltd., Class A	19,704,117	9,667,295
China Minsheng Banking Corp. Ltd., Class H	50,484,720	17,435,096
China Modern Dairy Holdings Ltd.(c)	33,965,000	4,632,233
China National Building Material Co. Ltd., Class H	35,132,850	31,149,590
China National Chemical Engineering Co. Ltd., Class A	4,698,822	6,097,660
China National Nuclear Power Co. Ltd., Class A	9,037,909	7,882,881
China National Software & Service Co. Ltd., Class A	429,200	4,411,314
China New Higher Education Group Ltd.(b)(c)	10,035,000	4,069,233
China Nonferrous Mining Corp Ltd.(c)	15,897,000	8,008,425
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,954,500	8,169,550
China Oilfield Services Ltd., Class H	15,662,000	16,712,799
China Oriental Group Co. Ltd.	15,500,000	3,144,634
China Overseas Grand Oceans Group Ltd.(c)	17,238,500	6,706,263
China Overseas Land & Investment Ltd.	34,859,500	86,538,271
China Overseas Property Holdings Ltd.	12,880,000	15,029,620
China Pacific Insurance Group Co. Ltd., Class A	3,547,242	14,102,913
China Pacific Insurance Group Co. Ltd., Class H	24,135,200	64,020,077
China Petroleum & Chemical Corp., Class A	16,325,300	10,936,653
China Petroleum & Chemical Corp., Class H	231,384,200	118,046,857
China Power International Development Ltd.	47,075,000	18,667,726
China Railway Group Ltd., Class A	11,992,666	10,424,868
China Railway Group Ltd., Class H	36,231,000	18,883,111
China Renaissance Holdings Ltd.(b)(c)	2,502,500	2,326,651
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,760,000	109,195,531
China Resources Cement Holdings Ltd.	21,680,000	11,665,568
China Resources Gas Group Ltd.	8,425,100	35,551,179
China Resources Land Ltd.	29,447,777	130,844,325
China Resources Medical Holdings Co. Ltd.(c)	10,397,500	9,014,601
China Resources Microelectronics Ltd.	731,711	5,703,235
China Resources Mixc Lifestyle Services Ltd.(b)	6,258,200	34,357,841
China Resources Pharmaceutical Group Ltd.(b)	15,844,000	13,031,277
China Resources Power Holdings Co. Ltd.	17,558,000	35,852,108
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	791,227	5,795,615
China Ruyi Holdings Ltd.(a)(c)	49,319,200	12,256,859
China Shenhua Energy Co. Ltd., Class A	3,301,129	13,302,114
China Shenhua Energy Co. Ltd., Class H	30,822,500	92,710,290
China Shineway Pharmaceutical Group Ltd.	4,632,000	4,047,337
China South City Holdings Ltd.(a)(c)	50,310,000	3,335,148
China Southern Airlines Co. Ltd., Class A(a)	7,038,984	8,000,559
China Southern Airlines Co. Ltd., Class H(a)(c)	14,382,000	10,486,868
China State Construction Engineering Corp. Ltd., Class A	21,686,819	17,543,283
China State Construction International Holdings Ltd.	19,162,000	21,822,966
China Taiping Insurance Holdings Co. Ltd.	12,932,708	15,285,697
China Three Gorges Renewables Group Co. Ltd., Class A	15,469,070	12,445,022
China Tobacco International HK Co. Ltd.	4,087,000	5,750,260
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	721,100	18,237,340
China Tourism Group Duty Free Corp. Ltd., Class A	1,019,279	28,992,955
China Tower Corp. Ltd., Class H(b)	384,414,000	41,632,329

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	25,744,000	$13,357,448
China Travel International Investment Hong Kong Ltd.(a)(c)	34,806,000	6,918,600
China United Network Communications Ltd., Class A	15,847,225	12,042,901
China Vanke Co. Ltd., Class A	5,403,468	13,307,553
China Vanke Co. Ltd., Class H	15,135,887	26,463,402
China Water Affairs Group Ltd.(c)	8,946,000	7,959,380
China XLX Fertiliser Ltd.	4,945,000	2,610,438
China Yangtze Power Co. Ltd., Class A	11,951,125	36,400,731
China Youzan Ltd.(a)	86,180,000	2,327,587
China Yuchai International Ltd.	135,587	1,102,322
China Yuhua Education Corp. Ltd.(a)(b)(c)	15,646,000	2,611,188
China Zhenhua Group Science & Technology Co. Ltd., Class A	367,900	5,499,131
China Zheshang Bank Co. Ltd., Class A(a)	17,355,200	7,292,573
China Zhongwang Holdings Ltd.(a)(c)(d)	15,649,600	1,519,403
Chinasoft International Ltd.	24,472,000	17,575,572
Chindata Group Holdings Ltd., ADR(a)(c)	1,185,884	8,028,435
Chongqing Brewery Co. Ltd., Class A	318,200	6,296,537
Chongqing Changan Automobile Co. Ltd., Class A	4,663,364	8,988,054
Chongqing Zhifei Biological Products Co. Ltd., Class A	851,176	10,969,094
Chow Tai Fook Jewellery Group Ltd.(c)	19,800,600	38,376,572
CIFI Ever Sunshine Services Group Ltd.	7,140,000	2,886,026
CIFI Holdings Group Co. Ltd.(c)	38,960,600	4,184,008
CIMC Enric Holdings Ltd.	7,674,000	7,876,657
CITIC Ltd.	53,310,000	58,820,095
CITIC Securities Co. Ltd., Class A	6,151,049	18,272,768
CITIC Securities Co. Ltd., Class H	18,947,400	40,140,436
CMGE Technology Group Ltd.(a)(c)	18,626,000	5,183,699
CMOC Group Ltd., Class A	10,135,033	8,617,612
CMOC Group Ltd., Class H	32,823,000	18,482,555
CNGR Advanced Material Co. Ltd.	369,000	3,728,777
COFCO Joycome Foods Ltd.	23,131,000	6,753,769
Colour Life Services Group Co. Ltd.(a)(c)(d)	4,592,000	209,329
Concord New Energy Group Ltd.	81,200,000	7,762,155
Contemporary Amperex Technology Co. Ltd., Class A	1,344,251	77,883,765
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	2,280,900	4,752,251
COSCO SHIPPING Holdings Co. Ltd., Class A	6,770,846	10,500,118
COSCO SHIPPING Holdings Co. Ltd., Class H	29,723,100	30,829,486
COSCO SHIPPING International Hong Kong Co. Ltd.	12,796,000	4,012,664
COSCO SHIPPING Ports Ltd.(c)	17,392,000	11,321,839
Country Garden Holdings Co. Ltd.(c)	112,422,733	34,475,856
Country Garden Services Holdings Co. Ltd.	20,064,000	37,358,302
CRRC Corp. Ltd., Class A	11,309,000	9,275,448
CRRC Corp. Ltd., Class H	37,923,000	17,351,355
CSC Financial Co. Ltd., Class A	2,470,194	9,515,327
CSPC Pharmaceutical Group Ltd.	81,799,760	87,877,332
CStone Pharmaceuticals(a)(b)(c)	6,704,000	3,361,420
Dada Nexus Ltd., ADR(a)(c)	611,712	5,480,940
Dajin Heavy Industry Co. Ltd.	478,600	2,698,415
Dali Foods Group Co. Ltd.(b)(c)	19,665,500	7,954,073
Daqin Railway Co. Ltd., Class A	8,120,900	7,932,916
Daqo New Energy Corp., ADR(a)(c)	543,023	23,990,756
DaShenLin Pharmaceutical Group Co. Ltd., Class A	877,528	4,876,768
DHC Software Co. Ltd., Class A	4,639,498	4,388,051

Security	Shares	Value

China (continued)
Digital China Holdings Ltd.	10,235,000	$4,761,682
Do-Fluoride New Materials Co. Ltd., Class A	626,900	3,287,225
Dongfang Electric Corp. Ltd., Class A	1,773,624	5,033,236
Dongfeng Motor Group Co. Ltd., Class H	24,622,000	12,578,569
Dongxing Securities Co. Ltd., Class A	3,877,667	4,792,870
Dongyue Group Ltd.	13,468,000	15,252,331
DouYu International Holdings Ltd., ADR(a)	1,378,623	1,723,279
East Money Information Co. Ltd., Class A	7,138,740	21,434,326
Ecovacs Robotics Co. Ltd., Class A	370,700	4,824,193
ENN Energy Holdings Ltd.	7,269,600	103,488,180
ENN Natural Gas Co. Ltd., Class A	1,642,872	4,563,783
Eve Energy Co. Ltd., Class A	1,103,177	11,516,080
Everbright Securities Co. Ltd., Class A	2,791,486	6,280,934
Everest Medicines Ltd.(a)(b)(c)	1,773,500	3,848,307
Excellence Commercial Property & Facilities Management Group Ltd.(c)	5,205,000	2,333,123
Fangda Carbon New Material Co. Ltd., Class A(a)	3,032,384	2,918,690
Far East Horizon Ltd.(c)	13,309,000	11,772,756
FinVolution Group, ADR	1,244,219	6,308,190
Fire Rock Holdings Ltd.(a)(c)(d)	19,668,000	973,427
First Capital Securities Co. Ltd., Class A	5,620,700	4,837,259
Flat Glass Group Co. Ltd., Class A	1,114,500	5,536,603
Flat Glass Group Co. Ltd., Class H	3,792,000	10,044,825
Focus Media Information Technology Co. Ltd., Class A	7,838,099	7,360,826
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,077,695	24,582,795
Fosun International Ltd.	23,289,500	19,054,142
Foxconn Industrial Internet Co. Ltd., Class A	4,990,425	6,893,928
Fu Shou Yuan International Group Ltd.(c)	11,414,000	8,605,198
Fufeng Group Ltd.(c)	17,029,400	10,920,446
Fuyao Glass Industry Group Co. Ltd., Class A	1,026,500	5,477,418
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,525,600	24,762,120
Ganfeng Lithium Co. Ltd., Class H(b)(c)	3,354,000	23,428,669
Ganfeng Lithium Group Co. Ltd., Class A	884,957	9,206,531
GCL-Poly Energy Holdings Ltd.(a)(c)	189,164,000	48,712,441
GD Power Development Co. Ltd., Class A(a)	12,563,700	7,101,292
GDS Holdings Ltd., Class A(a)	7,758,676	18,768,739
Geely Automobile Holdings Ltd.(c)	54,964,000	71,407,993
Gemdale Corp., Class A	3,258,796	4,535,199
Gemdale Properties & Investment Corp. Ltd.	71,132,000	5,629,364
Genertec Universal Medical Group Co. Ltd.(b)	12,957,500	7,481,067
Genscript Biotech Corp.(a)	10,792,000	29,539,823
GF Securities Co. Ltd., Class A	2,513,230	5,893,155
GF Securities Co. Ltd., Class H	11,119,000	15,786,882
GigaDevice Semiconductor Inc., Class A	463,735	6,990,705
Ginlong Technologies Co. Ltd., Class A(a)	272,850	6,221,678
GoerTek Inc., Class A	2,060,162	6,376,994
GOME Retail Holdings Ltd.(a)(c)	277,697,000	5,601,594
Gotion High-tech Co. Ltd., Class A	1,249,200	5,302,853
Grand Pharmaceutical Group Ltd., Class A(c)	15,004,000	8,535,285
Great Wall Motor Co. Ltd., Class A	1,392,400	6,908,048
Great Wall Motor Co. Ltd., Class H(c)	27,079,500	35,936,063
Gree Electric Appliances Inc. of Zhuhai, Class A	1,354,400	6,912,673
Greentown China Holdings Ltd.	8,003,500	10,943,321
Greentown Management Holdings Co. Ltd.(b)	8,104,000	6,521,235
Greentown Service Group Co. Ltd.	13,352,000	8,909,322
Guangdong Haid Group Co. Ltd., Class A	946,320	8,644,325
Guangdong Investment Ltd.	26,820,000	27,102,711
Guangdong Kinlong Hardware Products Co. Ltd., Class A	241,300	3,333,938

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guanghui Energy Co. Ltd., Class A	4,901,780	$7,593,713
Guangzhou Automobile Group Co. Ltd., Class A	2,402,699	3,966,049
Guangzhou Automobile Group Co. Ltd., Class H	26,541,200	16,923,320
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,634,088	7,424,142
Guangzhou Great Power Energy & Technology Co. Ltd.	377,600	3,636,268
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	340,000	4,124,331
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	15,104,400	3,721,989
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	443,483	4,381,068
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,290,396	8,336,248
Guolian Securities Co. Ltd., Class A	2,987,700	4,877,850
Guosen Securities Co. Ltd., Class A	5,748,467	7,980,427
Guotai Junan Securities Co. Ltd., Class A	2,901,491	5,964,234
Guoyuan Securities Co. Ltd., Class A	3,936,671	3,986,935
Gushengtang Holdings Ltd.(a)	948,100	6,680,130
H World Group Ltd., ADR	1,769,924	83,841,300
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	31,228,000	7,607,177
Haidilao International Holding Ltd.(a)(b)(c)	10,111,000	28,004,699
Haier Smart Home Co. Ltd., Class A	3,566,237	13,506,808
Haier Smart Home Co. Ltd., Class H	21,074,000	74,582,450
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	1,953,000	4,814,913
Haitian International Holdings Ltd.	5,948,000	15,546,686
Haitong Securities Co. Ltd., Class A	4,726,731	6,221,074
Haitong Securities Co. Ltd., Class H	22,743,200	14,636,408
Hangzhou Binjiang Real Estate Group Co. Ltd.	2,307,294	3,409,405
Hangzhou Chang Chuan Technology Co. Ltd.	443,426	2,815,986
Hangzhou First Applied Material Co. Ltd., Class A	853,220	8,430,201
Hangzhou Lion Electronics Co. Ltd.	469,600	3,012,341
Hangzhou Oxygen Plant Group Co. Ltd., Class A	613,600	3,439,799
Hangzhou Robam Appliances Co. Ltd., Class A	885,909	3,920,178
Hangzhou Silan Microelectronics Co. Ltd., Class A	899,000	4,357,515
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	5,604,862	8,111,605
Hangzhou Tigermed Consulting Co. Ltd., Class A	267,474	4,434,185
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,072,100	12,312,361
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,702,000	19,239,357
Harbin Electric Co. Ltd., Class H(a)	8,374,000	4,165,104
Helens International Holdings Co. Ltd. (a)(c)	2,988,500	5,250,141
Hello Group Inc., ADR	1,408,994	12,413,237
Henan Shenhuo Coal & Power Co. Ltd.	1,548,000	4,159,098
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,008,232	7,645,828
Hengan International Group Co. Ltd.	5,652,000	25,995,156
Hengdian Group DMEGC Magnetics Co. Ltd.	1,309,955	4,093,422
Hengli Petrochemical Co. Ltd., Class A	3,017,830	7,666,320
Hengtong Optic-Electric Co. Ltd., Class A	1,513,000	3,205,536
Hengyi Petrochemical Co. Ltd., Class A	3,627,461	4,235,171
Hithink RoyalFlush Information Network Co. Ltd., Class A	384,402	6,536,912
Hongfa Technology Co. Ltd., Class A	677,868	3,418,042
Hope Education Group Co. Ltd.(a)(b)(c)	40,580,000	3,418,147
Hopson Development Holdings Ltd.(c)	8,168,236	8,336,200
Hoshine Silicon Industry Co. Ltd., Class A	432,023	6,091,315
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)(c)	5,189,000	19,898,139
Hua Medicine(a)(b)	7,668,500	3,968,217

Security	Shares	Value

China (continued)
Huabao International Holdings Ltd.(c)	9,040,000	$4,532,462
Huadian Power International Corp. Ltd., Class A	5,152,600	4,250,705
Huadong Medicine Co. Ltd., Class A	1,217,551	8,406,941
Huafon Chemical Co. Ltd., Class A	4,241,055	4,974,673
Hualan Biological Engineering Inc., Class A	1,216,820	3,881,222
Huaneng Power International Inc., Class A(a)	5,100,526	5,993,013
Huaneng Power International Inc., Class H(a)(c)	36,882,000	18,150,958
Huatai Securities Co. Ltd., Class A	3,259,051	5,907,772
Huatai Securities Co. Ltd., Class H(b)	13,557,800	15,261,842
Huaxia Bank Co. Ltd., Class A	10,477,930	7,869,570
Huaxin Cement Co. Ltd., Class A	1,239,024	3,110,493
Huayu Automotive Systems Co. Ltd., Class A	2,192,160	5,963,980
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,044,900	5,276,665
Huizhou Desay Sv Automotive Co. Ltd., Class A	359,000	5,881,752
Humanwell Healthcare Group Co. Ltd., Class A	1,524,800	5,852,637
Hundsun Technologies Inc., Class A	1,407,549	8,994,841
HUTCHMED China Ltd.(a)	4,287,580	14,155,494
HUYA Inc., ADR(a)	771,466	3,317,304
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,239,600	23,602,483
iDreamSky Technology Holdings Ltd.(a)(b)	6,827,600	3,120,389
Iflytek Co. Ltd., Class A	1,259,996	8,752,593
I-Mab, ADR(a)	411,836	1,770,895
Imeik Technology Development Co. Ltd., Class A	113,200	9,569,965
Industrial & Commercial Bank of China Ltd., Class A	31,476,680	19,473,059
Industrial & Commercial Bank of China Ltd., Class H	512,786,000	255,860,576
Industrial Bank Co. Ltd., Class A	10,581,890	25,742,185
Industrial Securities Co. Ltd., Class A	7,680,351	7,103,883
Ingenic Semiconductor Co. Ltd., Class A	322,603	3,505,547
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	28,944,300	8,544,625
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	7,482,200	4,758,504
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,304,062	14,487,494
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,949,495	14,764,376
Innovent Biologics Inc.(a)(b)	9,778,500	47,558,962
Inspur Electronic Information Industry Co. Ltd., Class A	1,065,172	5,967,144
International Alliance Financial Leasing Co. Ltd.(a)(b)(c)	6,349,000	14,328,656
iQIYI Inc., ADR(a)(c)	3,997,158	30,898,031
JA Solar Technology Co. Ltd., Class A	1,325,700	11,628,177
Jafron Biomedical Co. Ltd., Class A	603,573	2,812,575
Jason Furniture Hangzhou Co. Ltd., Class A	851,557	5,771,981
JCET Group Co. Ltd., Class A	1,284,500	5,198,803
JD Health International Inc.(a)(b)(c)	10,276,350	71,937,012
JD.com Inc., Class A	19,793,204	440,001,382
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,774,000	6,189,150
Jiangsu Expressway Co. Ltd., Class H	10,716,000	10,244,139
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	85,706	4,789,686
Jiangsu Hengli Hydraulic Co. Ltd., Class A	861,396	8,541,712
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,326,855	20,823,419
Jiangsu King’s Luck Brewery JSC Ltd., Class A	905,056	8,350,561
Jiangsu Pacific Quartz Co. Ltd., NVS	197,682	4,084,852
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	816,251	19,931,316
Jiangsu Yangnong Chemical Co. Ltd., Class A	266,000	4,108,436
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	664,300	3,011,919

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,199,400	$5,080,960
Jiangxi Copper Co. Ltd., Class H	12,595,000	19,863,225
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	1,208,100	3,104,043
Jinan Acetate Chemical Co. Ltd.	303,000	3,332,535
Jinchuan Group International Resources Co. Ltd.(c)	36,943,000	2,873,486
Jinke Smart Services Group Co. Ltd.	1,414,000	2,187,466
JinkoSolar Holding Co. Ltd., ADR(a)(c)	391,149	20,730,897
Jinxin Fertility Group Ltd.(b)(c)	14,439,500	11,494,454
JiuGui Liquor Co. Ltd., Class A	247,600	5,403,293
Jiumaojiu International Holdings Ltd.(b)(c)	6,820,000	16,479,889
JNBY Design Ltd.	2,800,500	3,505,926
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	655,842	3,593,900
Joy Spreader Group Inc.(a)(c)	15,998,000	2,492,180
JOYY Inc., ADR	432,183	13,570,546
Juewei Food Co. Ltd., Class A	507,700	3,829,238
Kaisa Group Holdings Ltd.(a)(c)(d)	28,384,000	1,021,649
Kangji Medical Holdings Ltd.(c)	4,546,500	5,562,089
Kanzhun Ltd., ADR(a)	1,683,047	33,913,397
KE Holdings Inc., ADR(a)(c)	6,127,944	111,834,978
Keda Industrial Group Co. Ltd.	1,549,200	3,652,716
Keymed Biosciences Inc.(a)(b)	1,483,500	11,930,532
Kingboard Holdings Ltd.	6,276,700	22,408,659
Kingboard Laminates Holdings Ltd.(c)	9,037,000	11,269,728
Kingdee International Software Group Co. Ltd.(a)(c)	23,873,000	44,605,825
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	990,725	3,814,291
Kingsoft Corp. Ltd.	8,763,800	28,934,708
Kintor Pharmaceutical Ltd. (a)(b)(c)	3,920,000	4,833,469
Konka Group Co. Ltd., Class B	10,758,618	2,603,542
Koolearn Technology Holding Ltd.(a)(b)(c)	3,818,500	21,746,002
Kuaishou Technology(a)(b)	16,162,400	108,311,759
Kuang-Chi Technologies Co. Ltd., Class A	1,555,650	3,916,425
Kunlun Energy Co. Ltd.	35,876,000	28,745,445
Kweichow Moutai Co. Ltd., Class A	685,020	178,943,036
KWG Group Holdings Ltd.(a)(c)	11,998,500	2,560,862
LB Group Co. Ltd., Class A	1,746,507	5,497,804
Lee & Man Paper Manufacturing Ltd.(c)	14,343,000	6,208,096
Legend Biotech Corp., ADR(a)(c)	510,457	23,572,904
Lenovo Group Ltd.(c)	66,202,000	59,575,297
Lens Technology Co. Ltd., Class A	3,126,615	5,726,043
Lepu Medical Technology Beijing Co. Ltd., Class A	1,605,082	5,418,361
LexinFintech Holdings Ltd., ADR(a)	1,231,832	3,412,175
Li Auto Inc.(a)	10,295,204	121,474,756
Li Ning Co. Ltd.	21,778,000	185,825,253
Lifetech Scientific Corp.(a)	35,666,000	13,283,179
Lingyi iTech Guangdong Co., Class A(a)	5,871,133	4,835,379
LK Technology Holdings Ltd.(c)	5,460,000	7,360,001
Longfor Group Holdings Ltd.(b)(c)	17,140,000	49,065,537
LONGi Green Energy Technology Co. Ltd., Class A	4,145,449	26,398,819
Lonking Holdings Ltd.	23,142,000	4,189,408
Lufax Holding Ltd., ADR	6,360,299	13,738,246
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	215,100	1,726,281
Luxshare Precision Industry Co. Ltd., Class A	3,839,889	16,502,929
Luye Pharma Group Ltd.(a)(b)(c)	18,253,500	8,400,768
Luzhou Laojiao Co. Ltd., Class A	810,508	29,101,801
Mango Excellent Media Co. Ltd., Class A	1,212,432	5,839,654
Maoyan Entertainment(a)(b)(c)	6,086,000	6,811,655
Maxscend Microelectronics Co. Ltd., Class A	350,912	5,909,205

Security	Shares	Value

China (continued)
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,980,252	$2,814,431
Meitu Inc.(a)(b)(c)	25,423,500	9,491,095
Meituan, Class B(a)(b)	46,075,160	799,630,991
Metallurgical Corp. of China Ltd., Class A	12,715,700	6,240,358
MH Development Ltd.(d)	3,308,000	94,780
Microport Scientific Corp.(a)(c)	6,148,100	17,442,390
Midea Real Estate Holding Ltd.(b)(c)	3,506,200	4,344,029
Ming Yang Smart Energy Group Ltd., Class A	1,432,000	5,230,612
Ming Yuan Cloud Group Holdings Ltd.(c)	6,727,000	4,593,439
MINISO Group Holding Ltd.	686,942	12,296,262
Minth Group Ltd.(c)	6,930,000	18,008,243
MMG Ltd.(a)(c)	27,915,999	7,873,735
Mobvista Inc.(a)(b)	6,423,000	3,299,501
Montage Technology Co. Ltd., Class A	698,800	5,804,681
Muyuan Foods Co. Ltd., Class A	2,916,683	20,761,355
NARI Technology Co. Ltd., Class A	3,570,447	13,488,773
NAURA Technology Group Co. Ltd., Class A	288,575	9,656,886
NavInfo Co. Ltd., Class A	2,506,150	4,695,827
NetDragon Websoft Holdings Ltd.(c)	3,027,000	6,889,575
NetEase Inc.	17,983,335	279,469,058
New China Life Insurance Co. Ltd., Class A	1,015,501	4,554,461
New China Life Insurance Co. Ltd., Class H	7,966,400	19,307,021
New Hope Liuhe Co. Ltd., Class A(a)	3,493,344	6,627,586
New Horizon Health Ltd.(a)(b)	1,910,000	7,992,780
New Oriental Education & Technology Group Inc.(a)	14,207,790	54,789,198
Nexteer Automotive Group Ltd.(c)	8,754,000	5,561,248
Nine Dragons Paper Holdings Ltd.(c)	15,260,000	12,435,043
Ninestar Corp., Class A	971,934	7,539,911
Ningbo Deye Technology Co. Ltd., NVS	130,000	6,181,132
Ningbo Orient Wires & Cables Co. Ltd.	459,600	3,637,183
Ningbo Ronbay New Energy Technology Co. Ltd.	339,717	3,523,668
Ningbo Shanshan Co. Ltd.	1,634,300	4,203,035
Ningbo Tuopu Group Co. Ltd., Class A	813,200	7,831,271
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,974,900	9,038,267
NIO Inc., ADR(a)(c)	12,538,892	117,740,196
Noah Holdings Ltd., ADR(a)(c)	319,373	5,975,469
Nongfu Spring Co. Ltd., Class H(b)	16,347,000	91,758,397
North Industries Group Red Arrow Co. Ltd., Class A	1,138,000	3,706,789
Offshore Oil Engineering Co. Ltd., Class A	2,789,000	2,733,779
Oppein Home Group Inc., Class A	402,280	8,196,418
Orient Overseas International Ltd.(c)	1,253,000	20,127,222
Orient Securities Co. Ltd., Class A	5,423,767	7,959,142
Ovctek China Inc., Class A	613,365	3,036,532
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,162,600	4,146,549
Peijia Medical Ltd.(a)(b)(c)	4,346,000	6,313,002
People’s Insurance Co. Group of China Ltd. (The), Class H	79,643,000	25,180,780
Perfect World Co. Ltd., Class A	1,459,386	2,984,875
PetroChina Co. Ltd., Class A	8,053,637	6,049,188
PetroChina Co. Ltd., Class H	192,440,000	98,170,951
Pharmaron Beijing Co. Ltd., Class A	560,950	4,817,670
Pharmaron Beijing Co. Ltd., Class H(b)	1,848,050	10,363,124
PICC Property & Casualty Co. Ltd., Class H	62,137,040	54,578,113
Pinduoduo Inc., ADR(a)	4,634,822	406,612,934
Ping An Bank Co. Ltd., Class A	10,415,936	20,618,563
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,500,100	10,312,851

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	5,607,716	$38,919,919
Ping An Insurance Group Co. of China Ltd., Class H	58,099,500	396,618,205
Poly Developments and Holdings Group Co. Ltd., Class A	6,297,411	13,676,797
Poly Property Group Co. Ltd.	19,249,000	4,617,877
Pop Mart International Group Ltd.(b)(c)	5,344,800	14,890,717
Postal Savings Bank of China Co. Ltd., Class A	12,702,500	8,262,487
Postal Savings Bank of China Co. Ltd., Class H(b)	72,366,000	43,477,672
Pou Sheng International Holdings Ltd.	27,024,000	2,899,157
Power Construction Corp. of China Ltd., Class A	8,557,044	8,840,568
Powerlong Real Estate Holdings Ltd.(c)	10,815,000	2,250,316
Pylon Technologies Co. Ltd., NVS	131,837	5,086,621
Q Technology Group Co. Ltd.(a)(c)	5,338,000	3,220,222
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,929,200	10,434,937
Redco Properties Group Ltd.(a)(b)(c)	11,872,000	1,982,733
RLX Technology Inc., ADR(a)(c)	4,763,679	9,289,174
Rongsheng Petrochemical Co. Ltd., Class A	5,477,971	10,652,232
SAIC Motor Corp. Ltd., Class A	2,504,300	5,414,981
Sangfor Technologies Inc., Class A	287,100	5,894,696
Sany Heavy Equipment International Holdings Co. Ltd.	11,491,000	11,467,757
Sany Heavy Industry Co. Ltd., Class A	4,377,711	11,798,559
Satellite Chemical Co. Ltd., Class A	2,413,707	6,037,072
SDIC Capital Co. Ltd., Class A	1,842,238	1,866,135
Seazen Group Ltd.(a)	18,406,000	6,195,952
Seazen Holdings Co. Ltd., Class A(a)	1,391,526	3,915,951
SF Holding Co. Ltd., Class A	2,694,492	20,866,070
SG Micro Corp., Class A	247,500	5,581,158
Shaanxi Coal Industry Co. Ltd., Class A	5,463,790	15,723,523
Shan Xi Hua Yang Group New Energy Co. Ltd.	1,495,700	3,424,927
Shandong Gold Mining Co. Ltd., Class A	2,004,401	5,476,745
Shandong Gold Mining Co. Ltd., Class H(b)(c)	5,821,500	9,982,904
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,552,799	8,070,985
Shandong Linglong Tyre Co. Ltd., Class A	1,020,541	3,308,730
Shandong Nanshan Aluminum Co. Ltd., Class A	8,337,300	4,330,729
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(c)	23,370,800	37,724,334
Shanghai Aiko Solar Energy Co. Ltd.(a)	566,900	2,984,650
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	859,204	5,186,364
Shanghai Baosight Software Co. Ltd., Class A	922,692	6,569,743
Shanghai Baosight Software Co. Ltd., Class B	4,731,831	15,424,099
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,693,709	5,163,417
Shanghai Construction Group Co. Ltd., Class A	7,974,700	3,109,940
Shanghai Electric Group Co. Ltd., Class A(a)	10,155,700	6,119,814
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,030,200	4,995,336
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,616,000	13,504,651
Shanghai Fudan Microelectronics Group Co. Ltd.	327,380	3,388,690
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,775,000	11,386,598
Shanghai Haixin Group Co., Class B	8,095,091	2,671,712
Shanghai Industrial Holdings Ltd.	5,577,000	7,220,486
Shanghai International Airport Co. Ltd., Class A(a)	967,003	8,165,574
Shanghai International Port Group Co. Ltd., Class A	7,071,670	5,412,493
Shanghai Jinjiang International Hotels Co. Ltd., Class A	665,378	5,939,626

Security	Shares	Value

China (continued)
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	527,400	$4,008,576
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	11,484,913	8,962,126
Shanghai M&G Stationery Inc., Class A	737,047	5,745,363
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,512,000	4,297,807
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,188,000	12,675,941
Shanghai Pudong Development Bank Co. Ltd., Class A	14,574,846	15,056,344
Shanghai Putailai New Energy Technology Co. Ltd., Class A	911,720	6,590,962
Shanghai RAAS Blood Products Co. Ltd., Class A	5,919,534	5,280,849
Shanxi Coking Coal Energy Group Co. Ltd., Class A	2,701,300	5,058,250
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,088,200	6,703,923
Shanxi Meijin Energy Co. Ltd., Class A	2,950,769	3,988,887
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	675,619	27,502,390
Shengyi Technology Co. Ltd., Class A	1,835,208	4,786,650
Shennan Circuits Co. Ltd., Class A	332,371	3,813,573
Shenwan Hongyuan Group Co. Ltd., Class A	16,200,392	9,827,307
Shenzhen Dynanonic Co. Ltd.	120,582	3,921,291
Shenzhen Inovance Technology Co. Ltd., Class A	1,528,142	16,098,603
Shenzhen International Holdings Ltd.	11,132,750	9,675,940
Shenzhen Investment Ltd.	29,122,000	5,315,513
Shenzhen Kangtai Biological Products Co. Ltd., Class A	684,800	3,414,989
Shenzhen Kstar Science & Technology Co. Ltd.	418,900	3,020,430
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	654,946	29,548,352
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	461,800	4,069,972
Shenzhen Overseas Chinese Town Co. Ltd., Class A	5,398,802	4,119,401
Shenzhen SC New Energy Technology Corp., Class A	231,800	4,297,984
Shenzhen Senior Technology Co. Ltd., Class A	1,070,500	3,267,117
Shenzhen Transsion Holding Co. Ltd., Class A	445,734	5,172,197
Shenzhou International Group Holdings Ltd.	7,491,300	81,966,510
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,070,318	4,620,151
Shimao Group Holdings Ltd.(a)(c)	8,435,727	2,149,394
Shimao Services Holdings Ltd.(a)(b)(c)	9,031,000	2,617,008
Shoucheng Holdings Ltd.	27,136,800	5,674,943
Shougang Fushan Resources Group Ltd.	20,596,000	6,616,188
Shui On Land Ltd.	49,918,666	6,170,915
Sichuan Chuantou Energy Co. Ltd., Class A	3,150,647	5,884,410
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,606,020	6,666,198
Sichuan New Energy Power Co. Ltd., Class A(a)	1,299,383	3,398,192
Sichuan Road & Bridge Co. Ltd., Class A	3,917,400	7,162,808
Sichuan Swellfun Co. Ltd., Class A	355,500	4,234,931
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,017,800	3,582,491
Sihuan Pharmaceutical Holdings Group Ltd.(c)	39,200,000	4,550,194
Sino Biopharmaceutical Ltd.	93,771,000	48,413,176
Sinofert Holdings Ltd.(c)	27,686,000	3,352,350
Sinoma Science & Technology Co. Ltd., Class A	1,083,200	3,585,559
Sinomine Resource Group Co. Ltd., Class A	363,300	3,913,402
Sino-Ocean Group Holding Ltd.(c)	31,241,500	3,947,333
Sinopec Engineering Group Co. Ltd., Class H	16,969,000	8,501,505
Sinopec Kantons Holdings Ltd.(c)	14,412,000	4,962,596

S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	12,104,000	$32,418,288
Skshu Paint Co. Ltd., Class A(a)	299,820	5,279,931
Skyworth Group Ltd.	15,242,000	8,362,008
Smoore International Holdings Ltd.(b)(c)	16,457,000	20,403,795
SOHO China Ltd.(a)	21,666,000	4,035,183
Sohu.com Ltd., ADR(a)(c)	308,711	4,420,742
Songcheng Performance Development Co. Ltd., Class A	2,360,456	5,325,596
SSY Group Ltd.	13,276,411	7,960,774
StarPower Semiconductor Ltd., Class A	109,900	4,663,185
Sun King Technology Group Ltd.(a)	11,032,000	2,602,459
Sunac China Holdings Ltd.(a)(c)(d)	26,936,000	4,889,858
Sunac Services Holdings Ltd.(b)(c)	9,834,000	3,932,352
Sungrow Power Supply Co. Ltd., Class A	838,400	14,394,585
Sunny Optical Technology Group Co. Ltd.	6,470,600	73,582,541
Sunwoda Electronic Co. Ltd., Class A	1,283,400	3,984,379
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,524,400	6,389,651
Suzhou Maxwell Technologies Co. Ltd., Class A	120,920	6,377,081
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	508,600	4,199,066
SY Holdings Group Ltd.(c)	7,609,500	5,751,935
TAL Education Group, ADR(a)	4,095,717	28,792,891
TBEA Co. Ltd., Class A	2,728,001	8,462,467
TCL Electronics Holdings Ltd.	10,325,000	4,462,247
TCL Technology Group Corp., Class A	10,596,102	6,761,418
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,783,791	11,181,629
Tencent Holdings Ltd.	57,011,400	2,504,419,221
Tencent Music Entertainment Group, ADR(a)	6,474,591	48,818,416
Thunder Software Technology Co. Ltd., Class A	352,200	4,835,482
Tiangong International Co. Ltd.(c)	13,184,000	4,859,021
Tianjin Port Development Holdings Ltd.	52,552,000	4,019,933
Tianma Microelectronics Co. Ltd., Class A	4,415,105	6,073,513
Tianneng Power International Ltd.(c)	6,834,000	8,767,210
Tianqi Lithium Corp., Class A(a)	819,700	9,650,196
Tianshui Huatian Technology Co. Ltd., Class A	3,070,936	4,228,068
Tingyi Cayman Islands Holding Corp.(c)	17,944,000	28,989,991
Toly Bread Co. Ltd., Class A	1,291,200	3,274,704
Tong Ren Tang Technologies Co. Ltd., Class H	6,984,000	5,015,315
Tongcheng Travel Holdings Ltd.(a)	10,880,000	21,596,553
Tongdao Liepin Group(a)(c)	2,513,000	4,155,268
Tongwei Co. Ltd., Class A	2,487,277	15,000,645
Topchoice Medical Corp., Class A(a)	251,299	5,281,637
Topsports International Holdings Ltd.(b)	15,594,000	13,639,543
Towngas Smart Energy Co. Ltd.	10,556,000	5,341,178
TravelSky Technology Ltd., Class H	8,167,000	16,120,923
Trina Solar Co. Ltd.	1,195,016	10,612,000
Trip.com Group Ltd., ADR(a)(c)	4,997,685	177,667,702
Truly International Holdings Ltd.	20,546,000	2,882,256
Tsingtao Brewery Co. Ltd., Class A	523,200	8,393,660
Tsingtao Brewery Co. Ltd., Class H	5,436,000	53,652,107
Tuya Inc.(a)(c)	2,172,720	4,497,530
Unigroup Guoxin Microelectronics Co. Ltd., Class A	457,173	7,279,820
Uni-President China Holdings Ltd.	11,773,000	10,322,327
Unisplendour Corp. Ltd., Class A	2,096,861	7,651,673
Untrade Cteg(d)	33,362,000	212,598
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—

Security	Shares	Value

China (continued)
Up Fintech Holding Ltd., ADR(a)(c)	976,891	$3,643,803
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,599,500	4,527,966
Vinda International Holdings Ltd.	3,689,000	10,160,760
Vipshop Holdings Ltd., ADR(a)	3,854,095	57,387,475
Viva Biotech Holdings(a)(b)(c)	11,425,500	2,302,999
Vnet Group Inc., ADR(a)	935,658	3,714,562
Walvax Biotechnology Co. Ltd., Class A	1,017,489	5,592,791
Wanhua Chemical Group Co. Ltd., Class A	1,719,486	25,802,879
Want Want China Holdings Ltd.	43,459,000	27,340,552
Weibo Corp., ADR(a)(c)	598,463	12,376,215
Weichai Power Co. Ltd., Class A	3,418,600	6,108,410
Weichai Power Co. Ltd., Class H	17,509,000	25,987,664
Weihai Guangwei Composites Co. Ltd., Class A	317,000	3,036,914
Weimob Inc.(a)(b)(c)	18,171,000	10,927,921
Wens Foodstuffs Group Co. Ltd., Class A	3,529,641	10,039,579
West China Cement Ltd.	32,870,000	3,980,145
Western Securities Co. Ltd., Class A	4,863,391	4,633,473
Western Superconducting Technologies Co. Ltd., Class A	393,800	5,134,364
Westone Information Industry Inc., Class A	563,100	2,536,314
Will Semiconductor Co. Ltd. Shanghai, Class A	557,969	6,898,947
Wingtech Technology Co. Ltd., Class A	829,600	6,426,209
Wuhan Guide Infrared Co. Ltd., Class A	3,264,459	5,595,076
Wuliangye Yibin Co. Ltd., Class A	2,129,174	62,481,909
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,647,196	3,882,363
WuXi AppTec Co. Ltd., Class A	1,457,639	17,360,023
WuXi AppTec Co. Ltd., Class H(b)(c)	3,206,507	34,210,055
Wuxi Biologics Cayman Inc., New(a)(b)	32,955,500	230,693,412
Wuxi Shangji Automation Co. Ltd., Class A	305,860	4,887,113
XCMG Construction Machinery Co. Ltd., Class A	11,585,609	11,825,521
XD Inc.(a)(c)	2,335,400	7,559,307
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)(c)	6,757,000	7,211,810
Xiamen C & D Inc., Class A	2,148,500	4,081,782
Xiaomi Corp., Class B(a)(b)	139,302,600	211,040,954
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,013,737	3,288,360
Xinyi Solar Holdings Ltd.	44,682,800	47,778,183
XPeng Inc.(a)(c)	7,726,450	34,344,425
Xtep International Holdings Ltd.	12,432,500	14,062,791
Yadea Group Holdings Ltd.(b)(c)	11,436,000	24,543,857
Yangzhou Yangjie Electronic Technology Co. Ltd.	367,200	2,886,137
Yankuang Energy Group Co. Ltd., Class A	1,260,306	6,469,649
Yankuang Energy Group Co. Ltd., Class H	14,274,000	43,055,246
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	836,968	3,714,569
Yeahka Ltd.(a)(c)	2,338,000	7,761,556
Yealink Network Technology Corp. Ltd., Class A	668,576	6,406,733
Yifeng Pharmacy Chain Co. Ltd., Class A	628,614	5,469,648
Yihai International Holding Ltd.(c)	4,185,000	12,183,512
Yihai Kerry Arawana Holdings Co. Ltd., Class A	956,101	6,321,485
YongXing Special Materials Technology Co. Ltd., Class A	307,200	4,051,555
Yonyou Network Technology Co. Ltd., Class A	2,133,883	7,149,303
Youdao Inc., ADR(a)(c)	380,950	3,104,743
Youngy Co. Ltd.(a)	198,600	2,835,958
Youyuan International Holdings Ltd.(d)	5,307,000	36,192
YTO Express Group Co. Ltd., Class A	2,602,353	6,797,538
Yuexiu Property Co. Ltd.	12,020,576	17,703,273
Yuexiu REIT(c)	24,675,000	7,457,383
Yuexiu Transport Infrastructure Ltd.	11,778,000	6,645,858

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yum China Holdings Inc.	3,849,527	$226,082,721
Yunda Holding Co. Ltd., Class A	2,235,737	4,099,870
Yunnan Aluminium Co. Ltd., Class A	2,574,254	4,930,505
Yunnan Baiyao Group Co. Ltd., Class A	797,892	6,527,499
Yunnan Botanee Bio-Technology Group Co. Ltd.	168,600	3,355,736
Yunnan Energy New Material Co. Ltd., Class A	482,032	8,699,419
Yunnan Yuntianhua Co. Ltd.(a)	1,179,000	4,116,616
Zai Lab Ltd., ADR(a)(c)	807,169	29,986,328
Zangge Mining Co. Ltd.	1,183,946	4,748,768
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	315,469	14,020,970
Zhaojin Mining Industry Co. Ltd., Class H(a)	11,118,000	11,675,166
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	6,210,595	3,926,101
Zhejiang Chint Electrics Co. Ltd., Class A	1,410,273	6,087,531
Zhejiang Dahua Technology Co. Ltd., Class A	2,365,958	4,926,706
Zhejiang Dingli Machinery Co. Ltd., Class A	405,916	3,419,335
Zhejiang Expressway Co. Ltd., Class H	13,506,000	10,892,856
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,239,262	3,698,252
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,003,091	8,535,679
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	897,694	8,848,301
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	622,500	3,528,925
Zhejiang Juhua Co. Ltd., Class A	1,777,800	4,817,103
Zhejiang NHU Co. Ltd., Class A	2,413,190	6,583,056
Zhejiang Supcon Technology Co. Ltd.	384,869	5,424,588
Zhejiang Supor Co. Ltd., Class A	437,240	3,577,279
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,246,483	3,517,989
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	383,198	2,904,703
Zheshang Securities Co. Ltd., Class A	3,370,800	5,003,410
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,444,200	18,554,308
Zhongji Innolight Co. Ltd., Class A	775,474	3,955,725
Zhongsheng Group Holdings Ltd.(c)	5,458,500	27,266,455
Zhongtai Securities Co. Ltd.	4,719,900	4,730,531
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	9,180,500	4,637,789
Zhuguang Holdings Group Co. Ltd.(a)(c)	22,166,000	2,485,383
Zhuzhou CRRC Times Electric Co. Ltd.	5,527,500	25,187,974
Zijin Mining Group Co. Ltd., Class A	10,280,800	16,893,700
Zijin Mining Group Co. Ltd., Class H	53,978,000	81,688,208
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,889,700	5,680,676
ZTE Corp., Class A	1,723,139	7,980,612
ZTE Corp., Class H	7,208,440	21,417,051
ZTO Express Cayman Inc., ADR	3,895,409	93,723,541

		19,710,533,341

Colombia — 0.1%
Bancolombia SA	2,229,217	16,468,782
Cementos Argos SA	5,164,856	3,201,311
Corp. Financiera Colombiana SA(a)	242,445	523,862
Grupo Argos SA	3,207,834	6,403,218
Interconexion Electrica SA ESP	4,353,023	15,416,525

		42,013,698

Czech Republic — 0.2%
CEZ AS(c)	1,524,321	71,155,085
Komercni Banka AS	702,124	23,652,064
Moneta Money Bank AS(b)	3,833,376	14,603,086

		109,410,235

Security	Shares	Value

Egypt — 0.1%
Commercial International Bank Egypt SAE	22,032,406	$38,196,377
Eastern Co. SAE	9,701,630	5,865,954
E-Finance for Digital & Financial Investments, NVS	5,307,474	3,222,952
Egyptian Financial Group-Hermes Holding Co.(a)	11,330,654	7,638,851
EISewedy Electric Co.(a)	8,670,920	3,906,585
Ezz Steel Co. SAE	448,115	422,334
Fawry for Banking & Payment Technology Services SAE(a)	18,156,721	3,418,753
Talaat Moustafa Group	9,739,310	3,109,389
Telecom Egypt Co.	4,401,223	3,747,434

		69,528,629

Greece — 0.4%
Alpha Services and Holdings SA(a)	20,225,170	31,645,436
Athens Water Supply & Sewage Co. SA	444,043	3,331,160
Eurobank Ergasias Services and Holdings SA, Class A(a)	23,741,435	36,393,742
FF Group(a)(d)	343,633	4
GEK Terna Holding Real Estate Construction SA	686,373	8,630,118
Hellenic Telecommunications Organization SA	1,912,091	29,331,532
Holding Co. ADMIE IPTO SA	1,740,473	3,507,385
JUMBO SA	943,610	18,841,951
LAMDA Development SA(a)	742,176	5,115,497
Motor Oil Hellas Corinth Refineries SA	623,945	16,520,637
Mytilineos SA	939,762	25,355,054
National Bank of Greece SA(a)	5,143,539	28,779,398
OPAP SA	1,809,411	28,083,766
Piraeus Financial Holdings SA(a)	6,382,825	16,182,003
Public Power Corp. SA(a)	1,638,696	14,373,947
Sarantis SA(c)	254,153	1,967,744
Terna Energy SA	532,328	11,068,445
Titan Cement International SA	427,111	7,230,193

		286,358,012

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,523,709	6,037,766
MOL Hungarian Oil & Gas PLC	3,777,425	28,684,547
OTP Bank Nyrt	2,039,764	61,790,303
Richter Gedeon Nyrt	1,260,421	26,420,523

		122,933,139

India — 14.3%
3M India Ltd.	32,248	8,924,357
Aarti Industries Ltd.	1,905,520	12,186,429
Aarti Pharmalabs Ltd., NVS(a)	492,169	1,801,559
Aavas Financiers Ltd.(a)	383,985	8,485,735
ABB India Ltd.	547,245	21,283,558
ACC Ltd.	608,351	12,734,206
Adani Enterprises Ltd.	1,576,818	25,990,232
Adani Green Energy Ltd.(a)	2,785,186	16,311,045
Adani Ports & Special Economic Zone Ltd.	4,435,050	31,751,447
Adani Power Ltd.(a)	6,038,366	10,665,234
Adani Total Gas Ltd.	2,406,517	19,726,229
Adani Transmission Ltd.(a)	2,356,759	18,286,946
Aditya Birla Capital Ltd.(a)	5,686,357	10,020,452
Aditya Birla Fashion and Retail Ltd.(a)	3,245,279	9,009,031
Aegis Logistics Ltd.	1,599,474	7,041,579
Affle India Ltd.(a)	670,768	8,301,534
AIA Engineering Ltd.	440,377	14,109,626
Ajanta Pharma Ltd.	485,382	6,937,737
Alembic Pharmaceuticals Ltd.	561,486	3,470,742
Alkyl Amines Chemicals	164,097	4,963,070

S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Alok Industries Ltd.(a)	8,748,668	$1,322,421
Amara Raja Batteries Ltd.	1,234,598	8,285,283
Amber Enterprises India Ltd.(a)	195,773	4,461,823
Ambuja Cements Ltd.	5,796,774	23,967,571
Angel One Ltd.	311,643	3,838,352
APL Apollo Tubes Ltd.	1,472,447	21,181,099
Apollo Hospitals Enterprise Ltd.	953,167	50,711,197
Apollo Tyres Ltd.	3,857,657	14,609,322
Ashok Leyland Ltd.	14,592,029	25,661,213
Asian Paints Ltd.	3,569,045	121,993,012
Astral Ltd.	909,265	20,754,094
AstraZeneca Pharma India Ltd.	80,149	3,241,220
Atul Ltd.	125,367	10,659,878
AU Small Finance Bank Ltd.(b)	1,690,366	12,111,965
Aurobindo Pharma Ltd.	2,324,754	13,004,552
Avanti Feeds Ltd.	737,845	3,262,516
Avenue Supermarts Ltd.(a)(b)	1,557,360	64,312,547
Axis Bank Ltd.	20,798,878	212,125,227
Bajaj Auto Ltd.	663,908	29,382,926
Bajaj Electricals Ltd.	504,232	6,655,428
Bajaj Finance Ltd.	2,524,937	186,443,350
Bajaj Finserv Ltd.	3,530,262	56,933,927
Bajaj Holdings & Investment Ltd.	275,854	20,856,492
Balaji Amines Ltd.	115,009	3,056,448
Balkrishna Industries Ltd.	881,484	21,462,937
Balrampur Chini Mills Ltd.	1,516,478	6,545,669
Bandhan Bank Ltd.(a)(b)	5,854,772	16,334,682
Bank of Baroda	9,455,971	18,187,309
BASF India Ltd.	128,484	3,574,460
Bata India Ltd.	539,752	9,207,515
Bayer CropScience Ltd.	143,724	7,439,514
Berger Paints India Ltd.	2,373,245	16,621,005
Bharat Dynamics Ltd.	490,700	5,544,207
Bharat Electronics Ltd.	35,708,366	40,835,660
Bharat Forge Ltd.	2,377,235	23,442,870
Bharat Heavy Electricals Ltd.	10,258,145	8,653,216
Bharat Petroleum Corp. Ltd.	8,023,077	30,804,899
Bharti Airtel Ltd.	20,504,829	183,974,605
Biocon Ltd.	3,910,058	10,831,226
Birla Corp. Ltd.	309,425	3,255,536
Birlasoft Ltd.	1,814,833	6,034,462
Blue Dart Express Ltd.	70,813	5,315,918
Blue Star Ltd.	540,905	9,390,431
Borosil Renewables Ltd.(a)	506,588	2,873,967
Brigade Enterprises Ltd.	1,057,441	6,232,147
Brightcom Group Ltd.	9,776,977	2,709,060
Britannia Industries Ltd.	1,041,611	56,201,774
BSE Ltd.	659,787	3,514,526
Can Fin Homes Ltd.	636,426	4,424,365
Carborundum Universal Ltd.	999,057	11,814,004
Ceat Ltd.	277,415	4,639,161
Central Depository Services India Ltd.	638,950	7,638,203
Century Plyboards India Ltd.	445,022	2,718,918
Century Textiles & Industries Ltd.	490,101	3,600,014
CESC Ltd.	7,328,564	6,144,891
CG Power and Industrial Solutions Ltd.(a)	5,761,352	21,240,198
Chambal Fertilisers and Chemicals Ltd.	2,044,863	6,787,295
Cholamandalam Financial Holdings Ltd.	1,049,320	7,296,544
Cholamandalam Investment and Finance Co. Ltd.	4,066,229	37,175,338
Cipla Ltd.	4,579,428	50,172,797

Security	Shares	Value

India (continued)
City Union Bank Ltd.	4,387,235	$7,341,179
Clean Science and Technology	256,271	4,266,371
Coal India Ltd.	14,314,146	37,280,388
Coforge Ltd.	233,792	12,145,830
Colgate-Palmolive India Ltd.	1,163,903	20,735,520
Computer Age Management Services Ltd.	312,304	8,528,827
Container Corp. of India Ltd.	2,587,807	18,470,107
Coromandel International Ltd.	916,876	9,960,523
CreditAccess Grameen Ltd.(a)	468,644	5,466,692
CRISIL Ltd.	172,710	7,071,762
Crompton Greaves Consumer Electricals Ltd.	5,127,401	18,830,147
Cummins India Ltd.	1,250,149	23,729,728
Cyient Ltd.	912,373	10,414,549
Dabur India Ltd.	5,997,921	38,617,357
Dalmia Bharat Ltd.	738,111	16,364,091
Deepak Fertilisers & Petrochemicals Corp. Ltd.	638,321	4,765,125
Deepak Nitrite Ltd.	680,353	14,792,586
Delhivery Ltd.(a)	1,997,393	8,350,307
Devyani International Ltd.(a)	2,693,267	4,959,259
Dhani Services Ltd.(a)	3,323,867	1,228,867
Dilip Buildcon Ltd.(b)	413,559	977,803
Divi’s Laboratories Ltd.	1,233,824	42,136,080
Dixon Technologies India Ltd.	308,486	10,775,173
DLF Ltd.	6,061,169	25,758,948
Dr Lal PathLabs Ltd.(b)	297,304	7,149,492
Dr. Reddy’s Laboratories Ltd.	1,087,143	56,656,576
Easy Trip Planners Ltd., NVS(a)	4,493,877	2,536,769
Edelweiss Financial Services Ltd.	5,271,636	4,108,693
Eicher Motors Ltd.	1,304,479	48,957,982
EID Parry India Ltd.	736,099	4,471,142
EIH Ltd.(a)	1,767,867	3,359,834
Elgi Equipments Ltd.	1,791,130	10,129,259
Emami Ltd.	1,959,269	9,459,589
Embassy Office Parks REIT	5,247,274	19,355,486
Endurance Technologies Ltd.(b)	358,449	5,412,618
Engineers India Ltd.	4,099,623	3,536,065
Escorts Kubota Ltd.	294,387	7,390,523
Exide Industries Ltd.	4,998,960	10,595,740
Federal Bank Ltd.	15,836,448	24,709,240
Fine Organic Industries Ltd.	89,640	5,012,419
Finolex Cables Ltd.	936,899	7,995,988
Finolex Industries Ltd.	2,684,699	5,485,346
Firstsource Solutions Ltd.	3,863,812	5,259,689
Fortis Healthcare Ltd.(a)	4,640,496	14,994,660
GAIL India Ltd.	22,978,831	28,524,945
GHCL Ltd.	716,794	4,458,062
Gillette India Ltd.	67,595	3,812,893
GlaxoSmithKline Pharmaceuticals Ltd.	339,417	5,484,138
Glenmark Pharmaceuticals Ltd.	1,638,941	8,495,321
GMM Pfaudler Ltd.	312,331	6,162,212
GMR Airports Infrastructure Ltd.(a)	22,988,752	10,532,792
Godrej Consumer Products Ltd.(a)	3,736,067	41,710,089
Godrej Industries Ltd.(a)	988,258	5,009,656
Godrej Properties Ltd.(a)	1,176,744	15,648,723
Granules India Ltd.	1,693,940	5,735,828
Graphite India Ltd.	774,122	2,696,541
Grasim Industries Ltd.	2,616,254	49,906,010
Great Eastern Shipping Co. Ltd. (The)	1,087,288	7,249,095
Grindwell Norton Ltd.	432,098	9,424,643
Gujarat Fluorochemicals Ltd.	295,321	11,226,012

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Gujarat Gas Ltd.	1,724,890	$10,530,439
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	878,322	5,582,083
Gujarat Pipavav Port Ltd.	3,861,643	4,902,176
Gujarat State Fertilizers & Chemicals Ltd.	2,341,135	3,540,659
Gujarat State Petronet Ltd.	2,576,828	8,812,977
Happiest Minds Technologies Ltd.	733,146	7,581,514
Havells India Ltd.	2,486,181	35,974,036
HCL Technologies Ltd.	9,096,892	118,454,667
HDFC Life Insurance Co. Ltd.(b)	8,967,298	52,983,684
Hero MotoCorp Ltd.	1,054,453	30,836,568
HFCL Ltd.	7,954,756	6,137,236
Hindalco Industries Ltd.	12,840,673	61,943,097
Hindustan Petroleum Corp. Ltd.	5,868,326	15,288,790
Hindustan Unilever Ltd.	7,614,866	226,479,708
Hitachi Energy India Ltd.	103,486	4,161,483
Housing Development Finance Corp. Ltd.	15,868,642	500,247,670
ICICI Bank Ltd.	47,186,154	488,089,570
ICICI Lombard General Insurance Co. Ltd.(b)	2,131,494	28,399,212
ICICI Prudential Life Insurance Co. Ltd.(b)	3,291,728	16,264,066
ICICI Securities Ltd.(b)	853,788	4,811,301
IDFC First Bank Ltd.(a)	29,800,876	19,857,033
IDFC Ltd.	11,841,865	10,877,632
IIFL Finance Ltd.	1,290,927	6,685,072
IIFL Wealth Management Ltd.	384,516	8,010,151
India Cements Ltd. (The)	2,201,003	4,975,706
Indiabulls Housing Finance Ltd.(a)	3,219,521	3,920,808
Indiabulls Real Estate Ltd.(a)	4,245,123	2,955,138
IndiaMART Intermesh Ltd.(b)	161,273	9,450,709
Indian Bank	2,528,137	7,854,807
Indian Energy Exchange Ltd.(b)	5,025,204	8,777,972
Indian Hotels Co. Ltd. (The)	7,790,939	29,258,705
Indian Oil Corp. Ltd.	25,560,449	23,516,462
Indian Railway Catering & Tourism Corp. Ltd.	2,452,282	18,049,271
Indraprastha Gas Ltd.	2,922,348	15,498,567
Indus Towers Ltd.	6,144,660	12,692,219
Info Edge India Ltd.	699,946	29,535,085
Infosys Ltd.	30,883,607	554,758,122
Intellect Design Arena Ltd.	876,139	4,763,405
InterGlobe Aviation Ltd.(a)(b)	992,841	22,270,158
Ipca Laboratories Ltd.	1,355,510	13,241,797
IRB Infrastructure Developers Ltd., NVS	14,540,040	5,147,115
ITC Ltd.	27,877,288	126,972,404
Jindal Steel & Power Ltd.	3,274,353	21,749,819
JK Cement Ltd.	327,917	10,957,790
JK Paper Ltd.	894,675	4,193,173
JM Financial Ltd.	4,218,519	3,328,191
JSW Steel Ltd.	7,007,997	56,560,974
Jubilant Foodworks Ltd.	3,880,255	20,665,283
Jubilant Ingrevia Ltd.	736,209	3,966,588
Jubilant Pharmova Ltd.	733,918	2,715,074
Just Dial Ltd.(a)	272,568	1,902,076
Jyothy Labs Ltd.	1,767,316	4,065,324
Kajaria Ceramics Ltd.	886,128	11,508,910
Kansai Nerolac Paints Ltd.	1,298,078	6,319,770
Karur Vysya Bank Ltd. (The)	5,059,808	6,235,858
Kaveri Seed Co. Ltd.	347,151	2,166,319
KEC International Ltd.	1,226,689	6,662,145
KEI Industries Ltd.	526,127	10,334,154
Kotak Mahindra Bank Ltd.	5,229,975	109,274,532

Security	Shares	Value

India (continued)
KPIT Technologies Ltd.	1,580,950	$15,845,467
KPR Mill Ltd.	937,295	6,517,368
Krishna Institute Of Medical Sciences Ltd.(a)(b)	260,571	4,234,736
L&T Finance Holdings Ltd.	8,277,467	8,736,511
Lakshmi Machine Works Ltd.	49,172	6,409,410
Larsen & Toubro Infotech Ltd.(b)	818,629	46,702,500
Larsen & Toubro Ltd.	6,426,100	163,781,142
Laurus Labs Ltd.(b)	3,215,844	12,219,060
Lemon Tree Hotels Ltd.(a)(b)	4,423,195	4,163,800
LIC Housing Finance Ltd.	2,901,099	12,291,526
Linde India Ltd.	217,956	9,805,474
Lupin Ltd.	1,786,464	14,237,742
Mahanagar Gas Ltd.	768,656	8,325,571
Mahindra & Mahindra Financial Services Ltd.	5,396,141	16,418,472
Mahindra & Mahindra Ltd.	8,255,887	126,670,431
Mahindra CIE Automotive Ltd.	1,288,910	6,608,874
Mahindra Lifespace Developers Ltd.	718,968	3,235,854
Manappuram Finance Ltd.	5,724,951	7,105,486
Marico Ltd.	5,144,815	30,587,424
Maruti Suzuki India Ltd.	1,139,418	118,745,719
Mastek Ltd.	135,860	2,706,131
Max Financial Services Ltd.(a)	2,135,302	17,872,126
Max Healthcare Institute Ltd.(a)	7,317,632	37,692,535
Medplus Health Services Ltd.(a)	295,938	2,381,818
Metropolis Healthcare Ltd.(b)	288,145	4,566,050
Mindspace Business Parks REIT(b)	1,635,215	5,778,119
Motherson Sumi Wiring India Ltd.	21,481,421	12,858,943
Motilal Oswal Financial Services Ltd.	403,636	2,928,082
Mphasis Ltd.	803,584	19,762,058
MRF Ltd.	18,438	19,002,823
Multi Commodity Exchange of India Ltd.	224,717	3,809,002
Muthoot Finance Ltd.	1,182,804	13,905,507
Narayana Hrudayalaya Ltd.	785,210	7,113,197
Natco Pharma Ltd.	1,011,955	6,581,443
National Aluminium Co. Ltd.	10,131,471	9,580,821
Navin Fluorine International Ltd.	332,947	16,616,196
Nestle India Ltd.	321,625	72,592,855
NIIT Ltd.	722,025	2,770,131
Nippon Life India Asset Management Ltd.(b)	1,705,496	4,563,767
NTPC Ltd.	37,096,311	76,514,196
Nuvoco Vistas Corp. Ltd.(a)	1,083,036	4,581,568
Oberoi Realty Ltd.	1,052,086	10,900,562
Oil & Natural Gas Corp. Ltd.	22,885,765	41,991,913
Oil India Ltd.	2,995,567	8,929,286
Oracle Financial Services Software Ltd.	191,878	7,350,723
Orient Electric Ltd.	1,265,892	4,184,387
Page Industries Ltd.	55,361	25,409,490
PB Fintech Ltd.(a)	1,599,218	10,783,477
Persistent Systems Ltd.	489,132	28,326,267
Petronet LNG Ltd.	7,116,256	19,135,616
Phoenix Mills Ltd. (The)	897,989	15,015,402
PI Industries Ltd.	772,811	28,952,211
Pidilite Industries Ltd.	1,531,082	42,574,049
Piramal Enterprises Ltd.	1,086,747	10,120,460
Piramal Pharma Ltd., NVS(a)	4,882,889	4,664,577
PNB Housing Finance Ltd.(a)(b)	673,200	4,859,334
Polycab India Ltd.	451,537	16,815,569
Polyplex Corporation Ltd.	182,341	2,980,684
Poonawalla Fincorp Ltd.	2,256,401	7,879,963
Power Grid Corp. of India Ltd.	29,821,036	80,108,427

S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Praj Industries Ltd.	1,406,522	$5,967,918
Prestige Estates Projects Ltd.	1,722,588	8,451,821
Procter & Gamble Health Ltd.	69,697	3,941,812
PVR Ltd.(a)	516,353	9,473,259
PVR Ltd., NVS	196,648	3,607,791
Quess Corp. Ltd.(b)	886,431	3,787,517
Radico Khaitan Ltd.	811,380	11,387,810
Rain Industries Ltd.	1,912,470	3,547,103
Rajesh Exports Ltd.	728,443	5,793,840
Rallis India Ltd.	1,115,240	2,649,134
Ramco Cements Ltd. (The)	1,174,316	10,141,369
Raymond Ltd.	382,881	5,879,558
RBL Bank Ltd.(a)(b)	4,481,075	8,437,733
REC Ltd.	10,709,179	14,797,527
Redington Ltd.	5,568,072	11,464,523
Relaxo Footwears Ltd.	658,062	6,188,583
Reliance Industries Ltd.	27,905,872	782,707,604
Reliance Power Ltd.(a)	23,235,009	2,752,900
Route Mobile Ltd.	338,862	5,504,826
Samvardhana Motherson International Ltd.	18,577,818	17,884,339
Sanofi India Ltd.	94,269	6,661,506
Sarda Energy & Minerals Ltd.	23,559	313,431
Saregama India Ltd.	565,381	2,258,031
SBI Cards & Payment Services Ltd.	2,257,889	20,482,289
SBI Life Insurance Co. Ltd.(b)	4,355,805	59,008,284
Sheela Foam Ltd.(a)	296,990	4,211,663
Shree Cement Ltd.	106,569	33,602,461
Shree Renuka Sugars Ltd.(a)	7,398,738	3,897,121
Shriram Transport Finance Co. Ltd.	2,139,280	31,107,123
Siemens Ltd.	721,169	28,305,300
SKF India Ltd.	141,642	7,642,667
Solar Industries India Ltd.	265,448	12,579,854
Sonata Software Ltd.	836,531	7,344,823
Spandana Sphoorty Financial Ltd.(a)	50,272	351,100
SRF Ltd.	1,459,776	38,252,921
State Bank of India	16,959,232	107,137,088
Sterlite Technologies Ltd.	2,037,684	3,905,927
Strides Pharma Science Ltd.(a)	616,010	2,230,622
Sumitomo Chemical India Ltd.	939,987	5,084,164
Sun Pharma Advanced Research Co. Ltd.(a)	1,203,258	2,766,979
Sun Pharmaceutical Industries Ltd.	8,812,982	101,920,743
Sun TV Network Ltd.	914,152	4,737,512
Sundram Fasteners Ltd.	829,979	9,869,193
Sunteck Realty Ltd.	646,819	2,353,088
Supreme Industries Ltd.	634,169	21,170,791
Suven Pharmaceuticals Ltd.	1,325,440	7,690,591
Suzlon Energy Ltd.(a)	59,616,024	5,906,198
Symphony Ltd.	200,730	2,837,883
Syngene International Ltd.(b)	1,281,180	8,994,202
Tanla Platforms Ltd.	658,171	5,368,099
Tata Chemicals Ltd.	1,337,141	15,756,032
Tata Communications Ltd.	1,033,932	15,105,620
Tata Consultancy Services Ltd.	8,389,052	335,864,112
Tata Consumer Products Ltd.	5,210,806	45,058,644
Tata Elxsi Ltd.	329,505	24,405,679
Tata Motors Ltd.(a)	15,452,226	78,498,535
Tata Power Co. Ltd. (The)	13,907,296	34,053,732
Tata Steel Ltd.	68,873,467	86,619,890
Tata Teleservices Maharashtra Ltd.(a)	4,720,194	3,196,805
TeamLease Services Ltd.(a)	121,289	3,685,623

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	5,372,776	$71,421,086
Tejas Networks Ltd.(a)(b)	628,903	4,249,580
Thermax Ltd.	439,727	11,443,690
Timken India Ltd.	200,163	7,139,683
Titan Co. Ltd.	3,356,681	96,274,438
Torrent Pharmaceuticals Ltd.	961,690	16,969,235
Torrent Power Ltd.	1,647,735	10,085,230
Trent Ltd.	1,838,695	28,408,469
Trident Ltd.	13,154,548	4,816,995
TTK Prestige Ltd.	635,480	5,814,784
Tube Investments of India Ltd.	999,939	33,517,062
TV18 Broadcast Ltd.(a)	5,581,274	2,150,771
TVS Motor Co. Ltd.	2,086,169	27,237,549
UltraTech Cement Ltd.	966,214	84,793,278
United Spirits Ltd.(a)	2,900,532	25,966,625
UNO Minda Ltd.	1,506,129	9,229,411
UPL Ltd.	4,805,058	40,315,593
UTI Asset Management Co. Ltd.(a)	446,234	3,528,971
Vardhman Textiles Ltd.(a)	1,265,063	4,707,110
Varun Beverages Ltd.	2,348,582	36,921,909
Vedanta Ltd.	7,407,696	24,043,892
V-Guard Industries Ltd.	2,002,984	5,954,615
Vinati Organics Ltd.	306,751	6,988,553
VIP Industries Ltd.	606,212	4,673,797
V-Mart Retail Ltd.	120,389	3,506,691
Vodafone Idea Ltd.(a)	90,992,286	7,478,156
Voltas Ltd.	2,090,391	22,535,984
Welspun Corp. Ltd.	1,335,022	2,971,750
Welspun India Ltd.	2,889,769	2,320,525
Westlife Development Ltd.(a)	564,971	4,430,891
Whirlpool of India Ltd.	373,426	5,886,356
Wipro Ltd.	12,492,412	58,419,810
Yes Bank Ltd., (Acquired 03/16/20, Cost: $35,983,750)(e)	12,578,231	2,641,820
Yes Bank Ltd.(a)	95,623,989	20,169,983
Zee Entertainment Enterprises Ltd.	8,208,082	19,404,988
Zensar Technologies Ltd.	1,091,257	3,827,485
Zomato Ltd.(a)	26,693,511	17,232,576

		9,701,673,443

Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	72,922,300	2,414,558
Adaro Energy Indonesia Tbk PT	136,083,000	26,661,741
AKR Corporindo Tbk PT	114,876,300	10,426,299
Aneka Tambang Tbk	76,621,843	9,998,582
Astra Agro Lestari Tbk PT	6,269,800	3,412,699
Astra International Tbk PT	185,251,800	74,102,128
Astrindo Nusantara Infrastructure Tbk PT(a)	449,034,100	4,445,667
Bank Aladin Syariah Tbk PT(a)	47,302,900	4,032,378
Bank BTPN Syariah Tbk PT	27,780,200	4,261,755
Bank Central Asia Tbk PT	504,047,900	289,090,971
Bank Mandiri Persero Tbk PT	173,101,500	113,476,717
Bank Negara Indonesia Persero Tbk PT	69,471,400	39,954,819
Bank Neo Commerce Tbk PT(a)	50,186,994	2,103,925
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,049,519	2,168,045
Bank Rakyat Indonesia Persero Tbk PT	620,820,295	190,011,593
Bank Tabungan Negara Persero Tbk PT	52,421,976	4,553,535
Barito Pacific Tbk PT	266,734,815	16,351,566
Berkah Beton Sadaya Tbk PT(d)	179,871,000	7,017,918
BFI Finance Indonesia Tbk PT	79,950,300	7,154,833

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bukalapak.com PT Tbk(a)	566,420,300	$9,729,107
Bukit Asam Tbk PT	40,443,300	10,233,756
Bumi Resources Minerals Tbk PT(a)	451,562,900	4,824,582
Bumi Resources Tbk PT(a)	628,758,750	5,607,291
Bumi Serpong Damai Tbk PT(a)	94,747,300	6,148,065
Charoen Pokphand Indonesia Tbk PT	71,104,300	25,058,720
Ciputra Development Tbk PT	100,865,927	6,548,018
Digital Mediatama Maxima Tbk PT(a)	26,859,600	1,743,672
Gudang Garam Tbk PT	4,169,800	6,835,738
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT	27,645,900	2,953,645
Indah Kiat Pulp & Paper Tbk PT	26,122,200	13,569,672
Indika Energy Tbk PT	15,660,400	2,360,949
Indo Tambangraya Megah Tbk PT	3,774,600	9,200,855
Indocement Tunggal Prakarsa Tbk PT	14,681,100	10,707,155
Indofood CBP Sukses Makmur Tbk PT	21,098,500	14,011,144
Indofood Sukses Makmur Tbk PT	38,728,000	16,442,311
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	26,327,900	1,519,249
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	53,906,500	4,753,578
Jasa Marga Persero Tbk PT(a)	22,957,380	4,892,126
Kalbe Farma Tbk PT	193,696,700	26,795,125
Matahari Department Store Tbk PT	9,589,800	3,254,244
Medco Energi Internasional Tbk PT	106,483,180	7,989,641
Media Nusantara Citra Tbk PT(a)	66,856,700	2,848,664
Medikaloka Hermina Tbk PT	42,378,200	4,140,559
Merdeka Copper Gold Tbk PT(a)	114,268,885	34,013,034
Metro Healthcare Indonesia TBK PT(a)	229,959,300	7,238,193
Mitra Adiperkasa Tbk PT(a)	106,960,200	10,590,866
Pabrik Kertas Tjiwi Kimia Tbk PT	15,057,900	6,910,600
Pakuwon Jati Tbk PT	204,533,100	6,197,264
Panin Financial Tbk PT	191,640,800	5,001,406
Perusahaan Gas Negara Tbk PT	99,087,000	10,164,330
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,122,700	2,592,542
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	38,899,450	1,631,891
Sarana Menara Nusantara Tbk PT	213,786,700	14,717,223
Semen Indonesia Persero Tbk PT	30,644,709	14,515,176
Smartfren Telecom Tbk PT(a)	973,681,800	4,276,604
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	150,967,800	28,709,808
Summarecon Agung Tbk PT	133,199,141	5,282,201
Surya Citra Media Tbk PT	260,318,700	3,687,638
Surya Esa Perkasa Tbk PT	76,747,900	5,385,161
Telkom Indonesia Persero Tbk PT	445,680,100	113,530,706
Temas Tbk PT	2,388,900	523,208
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	10,543,100	6,135,739
Unilever Indonesia Tbk PT	67,666,500	18,541,546
United Tractors Tbk PT	15,462,500	28,281,698
Vale Indonesia Tbk PT(a)	20,781,900	9,296,129
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	3,058,345
Wijaya Karya Persero Tbk PT(a)	43,583,823	1,799,929
XL Axiata Tbk PT	39,451,300	5,406,001

		1,361,294,833

Kuwait — 0.9%
Agility Public Warehousing Co. KSC	14,035,015	27,550,277
Al Ahli Bank of Kuwait KSCP	5,578,988	6,233,492
Boubyan Bank KSCP	13,594,653	33,878,274

Security	Shares	Value

Kuwait (continued)
Boubyan Petrochemicals Co. KSCP	4,325,277	$10,973,622
Gulf Bank KSCP	15,107,277	14,906,946
Gulf Cable & Electrical Industries Co. KSCP	1,031,360	4,037,643
Humansoft Holding Co. KSC	827,241	9,916,639
Jazeera Airways Co. KSCP	861,239	4,881,289
Kuwait Finance House KSCP	68,793,223	191,992,250
Kuwait International Bank KSCP	11,605,718	7,446,486
Kuwait Projects Co. Holding KSCP	20,435,018	7,519,887
Mabanee Co. KPSC	5,987,020	15,319,146
Mobile Telecommunications Co. KSCP	20,687,774	37,664,619
National Bank of Kuwait SAKP	67,196,352	234,162,214
National Industries Group Holding SAK	20,311,066	13,626,410
National Investments Co. KSCP	2,500,436	1,872,827
National Real Estate Co. KPSC(a)	9,605,637	2,780,441
Salhia Real Estate Co. KSCP	4,327,128	7,738,399
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,406,756	3,798,142
Warba Bank KSCP(a)	11,286,372	8,453,934

		644,752,937

Malaysia — 1.7%
AEON Credit Service M Bhd(c)	2,549,700	6,816,939
AGMO HOLDINGS BHD(a)	539,376	85,874
Alliance Bank Malaysia Bhd(c)	10,112,300	7,840,982
AMMB Holdings Bhd	15,915,300	14,218,036
Axiata Group Bhd	25,582,400	18,067,850
Bermaz Auto Bhd	10,844,400	5,194,205
British American Tobacco Malaysia Bhd(c)	1,573,000	4,129,259
Bursa Malaysia Bhd	6,103,600	8,976,883
Carlsberg Brewery Malaysia Bhd(c)	1,877,600	9,605,032
CIMB Group Holdings Bhd	61,732,400	77,173,699
CTOS Digital Bhd(c)	14,725,500	4,724,367
D&O Green Technologies Bhd(c)	6,347,700	6,388,768
Dagang NeXchange Bhd(c)	26,782,500	3,608,819
Dialog Group Bhd	32,912,196	16,504,115
DiGi.Com Bhd	29,741,300	28,491,582
DRB-Hicom Bhd	10,557,800	3,340,544
Fraser & Neave Holdings Bhd	1,493,000	9,148,068
Frontken Corp. Bhd(c)	13,086,000	9,123,696
Gamuda Bhd	17,311,200	16,199,225
Genting Bhd	19,254,800	19,991,636
Genting Malaysia Bhd	28,077,700	16,890,468
Genting Plantations Bhd	5,057,800	6,785,060
Greatech Technology Bhd(a)(c)	4,575,300	5,095,396
HAP Seng Consolidated Bhd	6,305,300	8,569,055
Hartalega Holdings Bhd	15,723,800	5,149,901
Heineken Malaysia Bhd	761,400	4,855,993
Hibiscus Petroleum Bhd	16,053,200	3,803,963
Hong Leong Bank Bhd	5,966,000	27,306,428
Hong Leong Financial Group Bhd	2,626,900	10,664,746
IGB Real Estate Investment Trust	17,909,400	7,025,964
IHH Healthcare Bhd	16,515,500	21,306,916
IJM Corp. Bhd	27,516,000	9,871,282
Inari Amertron Bhd	26,183,900	14,285,323
IOI Corp. Bhd	22,708,100	19,380,639
Kossan Rubber Industries Bhd(c)	12,682,200	3,079,721
KPJ Healthcare Bhd	34,695,200	8,118,630
Kuala Lumpur Kepong Bhd	3,974,500	18,416,447
Lotte Chemical Titan Holding Bhd(b)(c)	5,547,500	1,705,972
Magnum Bhd	11,622,386	3,107,845
Malayan Banking Bhd	42,754,900	83,838,200

S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd(a)	7,204,200	$10,901,498
Malaysia Building Society Bhd(a)(c)	35,022,900	4,720,767
Malaysian Pacific Industries Bhd(c)	957,000	6,379,491
Malaysian Resources Corp. Bhd	32,636,900	2,254,117
Maxis Bhd(c)	21,865,500	19,048,181
Mega First Corp. Bhd	8,189,900	6,728,269
MISC Bhd	12,069,700	20,325,179
MR DIY Group M Bhd(b)	17,953,050	6,798,971
My EG Services Bhd	58,119,000	9,321,977
Nestle Malaysia Bhd	573,400	17,262,694
Padini Holdings Bhd	4,020,000	3,493,194
Pentamaster Corp. Bhd	7,218,800	8,137,974
Petronas Chemicals Group Bhd	21,747,100	34,690,974
Petronas Dagangan Bhd	2,789,800	13,067,765
Petronas Gas Bhd	7,077,400	26,275,094
PPB Group Bhd	6,483,520	25,283,922
Press Metal Aluminium Holdings Bhd	32,939,600	37,863,415
Public Bank Bhd	128,247,700	118,027,323
QL Resources Bhd	11,598,343	15,016,462
RHB Bank Bhd	12,447,066	15,754,016
Scientex Bhd	8,883,800	7,165,777
Sime Darby Bhd	24,679,400	12,484,086
Sime Darby Plantation Bhd	18,563,500	17,504,034
Sime Darby Property Bhd	38,462,500	4,113,469
SKP Resources Bhd(c)	12,008,325	3,584,545
SP Setia Bhd Group	21,491,500	2,967,805
Sports Toto Bhd(c)	8,594,950	2,911,435
Sunway REIT	24,356,400	8,412,557
Supermax Corp. Bhd(c)	13,863,627	2,331,975
Telekom Malaysia Bhd	10,274,400	11,516,312
Tenaga Nasional Bhd	24,235,300	50,607,184
TIME dotCom Bhd(c)	12,736,900	15,184,939
Top Glove Corp. Bhd(a)(c)	45,418,400	7,639,633
Tropicana Corp. Bhd(a)	1,357,400	429,528
UMW Holdings Bhd	3,616,500	3,142,263
UWC Bhd(c)	4,771,600	4,255,359
ViTrox Corp. Bhd	3,724,800	6,637,410
VS Industry Bhd(c)	33,549,550	6,573,447
Yinson Holdings Bhd	16,771,160	10,097,322
YTL Corp. Bhd	11,064,900	1,392,851
YTL Power International Bhd	8,118,800	1,374,711

		1,130,565,453

Mexico — 2.6%
Alfa SAB de CV, Class A	25,625,700	16,722,917
Alsea SAB de CV(a)	5,303,395	11,721,875
America Movil SAB de CV, Series L, NVS	250,678,172	260,042,724
Arca Continental SAB de CV	3,508,338	29,609,901
Banco del Bajio SA(b)	7,454,297	28,527,307
Bolsa Mexicana de Valores SAB de CV	4,028,978	7,834,889
Cemex SAB de CV, NVS(a)(c)	140,938,883	70,559,952
Coca-Cola Femsa SAB de CV	4,398,400	31,813,968
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,736,759	9,180,173
Corp Inmobiliaria Vesta SAB de CV	5,492,300	15,942,724
FIBRA Macquarie Mexico(b)	10,155,200	17,439,203
Fibra Uno Administracion SA de CV	28,925,200	41,198,629
Fomento Economico Mexicano SAB de CV	17,572,345	162,176,710
GCC SAB de CV	1,711,257	13,455,111
Genomma Lab Internacional SAB de CV, Class B	8,854,824	7,148,129
Gentera SAB de CV	11,075,092	11,960,966

Security	Shares	Value

Mexico (continued)
Gruma SAB de CV, Class B(c)	1,859,575	$27,259,673
Grupo Aeroportuario del Centro Norte SAB de CV	2,584,052	24,691,597
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,269,100	62,173,024
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,829,135	52,467,228
Grupo Bimbo SAB de CV, Series A(c)	12,903,702	61,251,415
Grupo Carso SAB de CV, Series A1(c)	4,561,636	21,795,328
Grupo Comercial Chedraui SA de CV	3,261,536	16,710,102
Grupo Financiero Banorte SAB de CV, Class O	23,841,178	201,242,398
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	20,500,242	42,543,338
Grupo Herdez SAB de CV(c)	2,455,100	5,744,423
Grupo Mexico SAB de CV, Series B	28,616,420	128,391,874
Grupo Televisa SAB, CPO	21,759,756	21,775,811
Industrias Penoles SAB de CV(a)(c)	1,307,870	15,648,120
Kimberly-Clark de Mexico SAB de CV, Class A	13,222,975	26,530,507
La Comer SAB de CV(c)	5,545,896	12,151,776
Nemak SAB de CV(a)(b)	15,346,224	3,891,809
Operadora De Sites Mexicanos SAB de CV(c)	12,782,795	13,057,713
Orbia Advance Corp. SAB de CV	9,245,783	19,308,686
PLA Administradora Industrial S. de RL de CV(c)	8,557,849	15,776,583
Prologis Property Mexico SA de CV	5,125,049	18,795,441
Promotora y Operadora de Infraestructura SAB de CV(c)	1,822,545	17,775,703
Qualitas Controladora SAB de CV	1,765,878	11,010,377
Regional SAB de CV	2,166,147	18,010,873
Sitios Latinoamerica SAB de CV(a)(c)	12,963,919	5,221,987
Wal-Mart de Mexico SAB de CV	47,536,396	187,090,202

		1,765,651,166

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	2,069,239	15,684,832
Credicorp Ltd.	651,319	82,991,067
Southern Copper Corp.	770,197	56,755,817

		155,431,716

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	16,628,360	16,219,497
ACEN Corp.	7,574,835	866,800
Alliance Global Group Inc.	40,481,000	9,195,600
Ayala Corp.	2,384,475	26,883,986
Ayala Land Inc.	67,466,240	34,677,922
Bank of the Philippine Islands	16,985,443	33,680,514
BDO Unibank Inc.	22,861,915	50,917,433
Bloomberry Resorts Corp.(a)	46,271,400	7,636,791
Cebu Air Inc.(a)	3,119,930	2,365,831
Converge Information and Communications Technology Solutions Inc.(a)	20,748,100	6,087,627
Cosco Capital Inc.	17,837,600	1,343,863
D&L Industries Inc.	35,359,400	5,032,986
DMCI Holdings Inc.	37,884,500	7,218,005
Globe Telecom Inc.	6,650	213,070
GT Capital Holdings Inc.	939,060	8,799,924
International Container Terminal Services Inc.	10,323,330	37,240,071
JG Summit Holdings Inc.	30,042,301	26,723,544
Jollibee Foods Corp.	4,368,410	18,929,739
Manila Electric Co.	1,988,280	11,414,238
Manila Water Co. Inc.	13,016,200	4,465,164
Megaworld Corp.	118,619,200	4,326,470
Metro Pacific Investments Corp.	144,562,800	10,652,965
Metropolitan Bank & Trust Co.	16,469,833	17,300,919

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Monde Nissin Corp.(b)	53,821,100	$11,719,028
MREIT Inc.	2,239,000	604,136
PLDT Inc.	776,750	18,021,949
Puregold Price Club Inc.	10,050,750	5,720,585
Robinsons Land Corp.	23,749,713	6,456,599
Security Bank Corp.	3,388,870	6,288,149
Semirara Mining & Power Corp.	8,062,400	4,364,927
SM Investments Corp.	2,353,222	36,175,151
SM Prime Holdings Inc.	97,757,696	60,084,920
Universal Robina Corp.	8,289,370	20,441,168
Wilcon Depot Inc.	13,466,200	7,680,601

		519,750,172

Poland — 0.8%
Alior Bank SA(a)(c)	988,568	9,000,506
Allegro.eu SA (a)(b)(c)	3,343,833	21,794,704
AmRest Holdings SE(a)	820,267	3,836,841
Asseco Poland SA	606,050	10,868,389
Bank Millennium SA(a)(c)	7,084,894	7,204,094
Bank Polska Kasa Opieki SA	1,693,188	34,072,312
Budimex SA	142,548	9,017,505
CCC SA(a)(c)	396,710	3,153,358
CD Projekt SA(c)	590,320	17,562,024
Cyfrowy Polsat SA	2,220,502	8,601,311
Dino Polska SA(a)(b)	477,271	39,844,238
Enea SA(a)	2,768,449	4,025,826
Eurocash SA(a)	991,900	3,329,872
Grupa Azoty SA(a)	507,097	4,412,647
Jastrzebska Spolka Weglowa SA(a)(c)	547,061	6,721,605
KGHM Polska Miedz SA	1,293,781	36,897,276
KRUK SA	174,892	12,998,201
LPP SA	10,525	22,231,298
mBank SA(a)(c)	148,575	10,941,778
Orange Polska SA	6,029,916	9,105,281
Pepco Group NV(a)	1,500,384	14,862,053
PGE Polska Grupa Energetyczna SA(a)	8,000,321	12,003,077
Polski Koncern Naftowy ORLEN SA	5,793,168	86,524,255
Powszechna Kasa Oszczednosci Bank Polski SA	8,021,396	55,975,332
Powszechny Zaklad Ubezpieczen SA	5,464,052	44,925,216
Santander Bank Polska SA	332,545	22,315,304
Tauron Polska Energia SA(a)	11,332,239	5,481,115
Warsaw Stock Exchange(c)	466,895	3,895,947

		521,601,365

Qatar — 0.9%
Al Meera Consumer Goods Co. QSC	1,335,156	5,812,815
Baladna	7,898,251	2,909,941
Barwa Real Estate Co.	15,663,474	11,786,416
Commercial Bank PSQC (The)	29,960,842	50,411,412
Doha Bank QPSC	14,966,454	6,761,767
Estithmar Holding QPSC(a)	6,796,460	3,532,959
Gulf International Services QSC(a)	9,170,753	4,584,294
Industries Qatar QSC	14,648,217	55,864,812
Masraf Al Rayan QSC	51,047,738	37,704,669
Medicare Group	1,719,872	2,821,427
Mesaieed Petrochemical Holding Co.	44,172,872	25,398,766
Ooredoo QPSC	6,920,849	17,439,984
Qatar Aluminum Manufacturing Co.	30,870,542	14,290,328
Qatar Electricity & Water Co. QSC	4,718,711	22,533,424
Qatar Fuel QSC	3,661,760	16,274,945
Qatar Gas Transport Co. Ltd.	22,450,206	22,428,857
Qatar Insurance Co. SAQ	16,120,747	7,503,976

Security	Shares	Value

Qatar (continued)
Qatar International Islamic Bank QSC	9,256,928	$26,565,062
Qatar Islamic Bank SAQ	15,786,316	80,371,744
Qatar National Bank QPSC	42,661,126	196,851,058
Qatar National Cement Co. QSC	3,033,177	3,509,818
Qatar Navigation QSC	3,970,276	9,774,387
United Development Co. QSC	20,114,937	6,345,246
Vodafone Qatar QSC	24,307,281	10,575,774

		642,053,881

Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,659
Alrosa PJSC(a)(d)	22,555,750	3,005
Credit Bank of Moscow PJSC(a)(d)	131,641,331	17,541
Detsky Mir PJSC(a)(b)(d)	5,639,776	751
Federal Grid Co. Unified Energy System PJSC(a)(d)	2,175,770,000	290
Gazprom PJSC(a)(d)	101,307,770	13,499
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	203
Inter RAO UES PJSC(a)(d)	270,997,905	36,109
LSR Group PJSC(a)(d)	498,324	66
LUKOIL PJSC(a)(d)	3,545,225	472
Magnit PJSC(a)(d)	582,606	78
Magnit PJSC, GDR(a)(d)(f)	2	—
MMC Norilsk Nickel PJSC(a)(d)	542,170	72
Mobile TeleSystems PJSC(a)(d)	7,617,292	1,015
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,642
Novatek PJSC(a)(d)	7,792,960	1,038
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,700
OGK-2 PJSC(d)	319,608,000	42,586
Ozon Holdings PLC, ADR(a)(d)	453,223	60
PhosAgro PJSC(a)(d)	409,067	55
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polymetal International PLC(a)(d)	3,035,664	405
Polyus PJSC(a)(d)	290,787	39
Ros Agro PLC, GDR(a)(d)(f)	300,309	40
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,295
Rostelecom PJSC(d)	8,098,021	1,079
Sberbank of Russia PJSC(a)(d)	91,862,230	12,240
Segezha Group PJSC(b)(d)	34,454,100	4,591
Severstal PAO(a)(d)	1,835,503	245
Sistema PJSFC(a)(d)	30,748,700	4,097
Sovcomflot PJSC(a)(d)	4,464,400	595
Surgutneftegas PJSC(a)(d)	60,550,132	8,068
Tatneft PJSC(a)(d)	11,775,415	1,569
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	139
Unipro PJSC(a)(d)	160,829,082	21,430
United Co. RUSAL International PJSC(a)(d)	26,465,860	3,526
VK Co. Ltd.(a)(d)	956,753	127
VTB Bank PJSC(a)(d)	25,685,534,000	3,422
X5 Retail Group NV, GDR(a)(d)	1,023,928	136
Yandex NV(a)(d)	2,640,123	352

		185,315

Saudi Arabia — 3.9%
Abdullah Al Othaim Markets Co.	431,566	12,979,147
ACWA Power Co.	736,068	27,315,354
Advanced Petrochemical Co.	1,245,784	16,032,042
Al Hammadi Holding	1,052,078	13,336,040
Al Masane Al Kobra Mining Co.	262,741	5,235,817
Al Moammar Information Systems Co.	135,755	3,537,125
Al Rajhi Bank(a)	17,957,373	335,815,800

S C H E D U L E O F I N V E S T M E N T S	23

Consiolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Aldrees Petroleum and Transport Services Co.	602,579	$13,520,900
Alinma Bank	9,152,169	71,709,286
Almarai Co. JSC	2,275,086	31,791,408
Alujain Corp.	557,570	5,398,351
AngloGold Ashanti Ltd.	3,824,408	64,412,665
Arab National Bank	5,774,703	35,374,172
Arabian Cement Co./Saudi Arabia	738,998	6,763,548
Arabian Contracting Services Co.	186,575	5,412,417
Arabian Internet & Communications Services Co.	247,818	16,326,973
Arriyadh Development Co.	1,405,586	6,907,617
Astra Industrial Group	338,896	5,353,110
Bank AlBilad(a)	4,543,686	43,105,194
Bank Al-Jazira	3,673,047	17,696,771
Banque Saudi Fransi	5,679,460	49,398,015
Bupa Arabia for Cooperative Insurance Co.	753,700	30,999,580
City Cement Co.	949,120	5,198,908
Co. for Cooperative Insurance (The)(a)	614,832	15,245,915
Dallah Healthcare Co.	334,430	13,007,085
Dar Al Arkan Real Estate Development Co.(a)	4,845,779	18,526,125
Dr Sulaiman Al Habib Medical Services Group Co.	800,908	49,426,072
Eastern Province Cement Co.	667,283	7,125,642
Elm Co.	217,192	21,912,053
Emaar Economic City(a)	4,106,424	8,253,838
Etihad Etisalat Co.	3,526,698	36,709,837
Fawaz Abdulaziz Al Hokair & Co.(a)	525,621	2,053,050
Herfy Food Services Co.(a)	347,600	3,173,279
Jarir Marketing Co.	539,544	21,242,263
Leejam Sports Co. JSC	313,063	7,623,588
Methanol Chemicals Co.(a)	411,525	2,726,561
Middle East Healthcare Co.(a)	374,626	3,316,062
Middle East Paper Co.	476,551	3,851,908
Mobile Telecommunications Co.(a)	3,944,259	10,896,220
Mouwasat Medical Services Co.	481,073	23,139,451
Nahdi Medical Co.	402,787	19,971,867
National Agriculture Development Co. (The)(a)	774,380	4,943,652
National Gas & Industrialization Co.	408,670	5,811,903
National Industrialization Co.(a)	3,154,425	10,124,319
National Medical Care Co.	315,862	6,548,456
Qassim Cement Co. (The)	547,614	9,850,091
Rabigh Refining & Petrochemical Co.(a)	3,974,218	10,713,556
Reinet Investments SCA	1,348,201	26,648,351
Riyad Bank	12,466,251	86,398,496
SABIC Agri-Nutrients Co.	2,000,433	71,159,961
Sahara International Petrochemical Co.	3,508,488	33,057,949
Saudi Airlines Catering Co.(a)	589,652	12,412,959
Saudi Arabian Mining Co.(a)	7,963,293	134,691,747
Saudi Arabian Oil Co.(b)	22,100,570	186,701,038
Saudi Basic Industries Corp.	8,282,474	195,178,536
Saudi British Bank (The)	8,393,454	74,052,461
Saudi Cement Co.	697,844	9,737,890
Saudi Ceramic Co.	431,813	3,475,656
Saudi Electricity Co.	7,653,716	45,235,168
Saudi Ground Services Co.(a)	1,003,171	5,701,279
Saudi Industrial Investment Group	2,952,603	17,580,822
Saudi Investment Bank (The)	4,312,838	18,151,450
Saudi Kayan Petrochemical Co.(a)	6,950,280	23,475,015
Saudi National Bank (The)	20,228,554	254,426,754
Saudi Pharmaceutical Industries & Medical Appliances Corp.	830,686	4,783,856
Saudi Real Estate Co.(a)	1,640,506	5,397,880

Security	Shares	Value

Saudi Arabia (continued)
Saudi Research & Media Group(a)	359,334	$17,814,804
Saudi Tadawul Group Holding Co.	441,475	16,775,574
Saudi Telecom Co.	13,805,138	129,185,032
Saudia Dairy & Foodstuff Co.	209,063	13,535,323
Savola Group (The)	2,275,895	16,478,252
Seera Group Holding(a)	2,025,875	10,485,819
Southern Province Cement Co.	658,140	8,796,886
Theeb Rent A Car Co.	187,413	3,822,520
United Electronics Co.	539,082	11,478,607
United International Transportation Co.	319,655	4,557,276
Yamama Cement Co.(a)	1,309,173	10,605,535
Yanbu Cement Co.	998,660	9,412,101
Yanbu National Petrochemical Co.	2,319,916	25,941,628

		2,626,969,658

South Africa — 3.4%
Absa Group Ltd.	7,699,845	83,132,135
Adcock Ingram Holdings Ltd.	783,297	2,298,496
AECI Ltd.	1,363,884	6,925,248
African Rainbow Minerals Ltd.	1,121,740	15,538,222
Anglo American Platinum Ltd.	487,060	26,932,686
Aspen Pharmacare Holdings Ltd.	3,493,541	26,976,554
Astral Foods Ltd.	500,608	4,456,815
AVI Ltd.	2,593,856	10,739,079
Barloworld Ltd.	1,559,929	7,780,533
Bid Corp. Ltd.	3,088,831	67,646,492
Bidvest Group Ltd. (The)	2,587,824	33,019,592
Capitec Bank Holdings Ltd.	796,973	76,034,622
Clicks Group Ltd.	2,318,687	33,773,415
Coronation Fund Managers Ltd.	2,818,791	4,801,077
DataTec Ltd.	2,136,141	3,958,229
Dis-Chem Pharmacies Ltd.(b)	3,875,430	5,708,161
Discovery Ltd.(a)	4,656,112	37,966,391
Distell Group Holdings Ltd.(a)	1,058,992	10,111,889
DRDGOLD Ltd.	5,207,651	3,822,716
Equites Property Fund Ltd.	5,754,425	4,844,182
Exxaro Resources Ltd.	2,343,764	25,667,183
FirstRand Ltd.	46,001,077	164,074,908
Fortress REIT Ltd., Series A(a)	12,672,278	7,252,145
Foschini Group Ltd. (The)	3,109,592	17,175,647
Gold Fields Ltd.	8,179,413	74,229,152
Grindrod Ltd.	2,733,478	1,528,604
Growthpoint Properties Ltd.	33,737,570	24,690,059
Harmony Gold Mining Co. Ltd.	5,201,157	15,976,117
Impala Platinum Holdings Ltd.	7,762,373	72,476,397
Investec Ltd.	2,945,535	18,832,819
JSE Ltd.	1,052,160	6,525,512
KAP Industrial Holdings Ltd.	29,987,035	5,690,266
Kumba Iron Ore Ltd.	588,227	15,339,708
Life Healthcare Group Holdings Ltd.	12,477,108	13,303,618
Momentum Metropolitan Holdings	10,482,267	11,334,803
Motus Holdings Ltd.	1,525,962	9,194,825
Mr. Price Group Ltd.	2,378,605	19,721,763
MTN Group Ltd.	15,488,520	122,040,957
MultiChoice Group	3,616,123	27,763,318
Naspers Ltd., Class N	2,001,944	352,029,107
Nedbank Group Ltd.	4,230,629	53,117,258
NEPI Rockcastle NV	4,044,300	24,227,939
Netcare Ltd.	10,270,856	8,512,430
Ninety One Ltd.	2,119,322	5,308,403
Northam Platinum Holdings Ltd.(a)	3,218,916	26,510,267

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Oceana Group Ltd.	799,025	$3,154,332
Old Mutual Ltd.	43,871,050	28,456,691
Omnia Holdings Ltd.	1,392,363	4,530,771
OUTsurance Group Ltd., NVS	7,379,041	14,348,247
Pepkor Holdings Ltd.(b)	13,861,785	14,152,381
Pick n Pay Stores Ltd.	3,104,794	7,754,800
PSG Konsult Ltd.	5,541,414	3,919,574
Redefine Properties Ltd.	57,839,574	12,019,706
Remgro Ltd.	4,763,158	36,253,429
Resilient REIT Ltd.	3,512,539	9,744,833
Reunert Ltd.	1,949,664	6,316,635
Royal Bafokeng Platinum Ltd.	937,257	7,934,405
Sanlam Ltd.	16,624,176	54,158,696
Santam Ltd.	225,361	3,627,252
Sappi Ltd.(c)	5,471,584	14,560,104
Sasol Ltd.	5,215,258	76,473,617
Shoprite Holdings Ltd.	4,695,483	56,858,511
Sibanye Stillwater Ltd.	25,549,056	51,585,252
SPAR Group Ltd. (The)(c)	1,654,433	12,973,710
Standard Bank Group Ltd.	12,315,639	123,021,055
Super Group Ltd./South Africa	4,302,761	8,106,618
Telkom SA SOC Ltd.(a)(c)	3,161,019	6,597,433
Thungela Resources Ltd.	1,237,282	14,386,218
Tiger Brands Ltd.	1,434,367	17,338,931
Transaction Capital Ltd.(c)	4,246,690	7,214,633
Truworths International Ltd.	3,618,845	11,654,283
Vodacom Group Ltd.	5,655,215	38,973,846
Vukile Property Fund Ltd.	9,233,146	6,747,009
Wilson Bayly Holmes-Ovcon Ltd.(a)	686,928	3,890,036
Woolworths Holdings Ltd.	9,285,184	38,930,529

		2,284,673,276

South Korea — 11.5%
ABLBio Inc.(a)(c)	325,776	5,115,168
Advanced Nano Products Co. Ltd.(c)	78,729	8,258,006
AfreecaTV Co. Ltd.(c)	89,111	6,006,549
Ahnlab Inc.(c)	65,532	3,748,440
Alteogen Inc.(a)	323,515	9,184,275
Amorepacific Corp.(c)	263,809	27,577,001
AMOREPACIFIC Group(c)	261,145	7,898,509
Ananti Inc.(a)(c)	766,460	4,204,311
Asiana Airlines Inc.(a)	406,680	4,307,111
BGF retail Co. Ltd.(c)	76,785	10,502,183
BH Co. Ltd.(c)	281,227	5,019,414
Bioneer Corp.(a)(c)	222,693	8,982,983
BNK Financial Group Inc.	2,179,692	11,031,394
Boryung	360,642	2,450,188
Bukwang Pharmaceutical Co. Ltd.(a)	453,585	2,844,995
Cellivery Therapeutics Inc.(a)(c)	290,576	2,851,262
Celltrion Healthcare Co. Ltd.	819,997	33,725,401
Celltrion Inc.(c)	933,329	102,356,478
Celltrion Pharm Inc.(a)(c)	166,693	7,209,550
Chabiotech Co. Ltd.(a)(c)	498,087	5,276,192
Cheil Worldwide Inc.	594,461	8,987,792
Chong Kun Dang Pharmaceutical Corp.(c)	79,288	4,738,590
Chunbo Co. Ltd.(c)	48,264	9,180,919
CJ CGV Co. Ltd.(a)	270,370	3,453,906
CJ CheilJedang Corp.(c)	74,208	18,007,096
CJ Corp.(c)	136,384	8,953,758
CJ ENM Co. Ltd.(a)	94,502	6,613,121
CJ Logistics Corp.(c)	86,747	5,356,061

Security	Shares	Value

South Korea (continued)
Com2uSCorp.(c)	85,911	$4,414,340
Cosmax Inc.(a)(c)	91,346	5,332,025
CosmoAM&T Co. Ltd.(a)	209,683	12,249,627
Cosmochemical Co. Ltd.(a)	250,368	7,880,121
Coway Co. Ltd.(c)	504,913	20,371,131
Creative & Innovative System(a)(c)	541,673	4,207,692
CS Wind Corp.(c)	227,581	11,485,858
Cuckoo Holdings Co. Ltd.(a)(c)	88,875	1,071,849
Cuckoo Homesys Co. Ltd.(a)	71,844	1,626,199
Daeduck Electronics Co. Ltd./New	379,687	6,011,069
Daejoo Electronic Materials Co. Ltd.(c)	125,107	8,990,781
Daesang Corp.(a)(c)	272,140	4,101,413
Daewoo Engineering & Construction Co. Ltd.(a)	1,867,103	6,067,154
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	409,180	7,948,013
Daewoong Co. Ltd.(a)(c)	204,307	2,644,540
Daewoong Pharmaceutical Co. Ltd.(a)(c)	54,649	4,818,599
Daishin Securities Co. Ltd.(a)	438,296	4,333,822
Danal Co. Ltd.(a)(c)	624,455	2,648,488
Daou Technology Inc.	317,146	5,171,630
Dawonsys Co. Ltd.(a)	290,875	3,206,980
DB HiTek Co. Ltd.	340,905	11,646,383
DB Insurance Co. Ltd.	432,093	25,145,203
Dentium Co. Ltd.(a)	66,213	6,047,316
Devsisters Co. Ltd.(a)	60,148	2,564,195
DGB Financial Group Inc.	1,309,304	7,816,099
DL E&C Co. Ltd.	262,028	6,525,802
DL Holdings Co. Ltd.(c)	115,122	5,120,218
Dong-A Socio Holdings Co. Ltd.	42,147	3,054,702
Dong-A ST Co. Ltd.(c)	81,626	3,655,269
Dongjin Semichem Co. Ltd.(a)(c)	318,776	8,576,087
DongKook Pharmaceutical Co. Ltd.(c)	316,106	3,850,782
Dongkuk Steel Mill Co. Ltd.(c)	678,076	7,011,894
Dongsuh Cos. Inc.	327,939	4,789,360
Dongwon F&B Co. Ltd.	11,994	1,470,881
Dongwon Industries Co. Ltd.	105,858	4,123,313
Doosan Bobcat Inc.(c)	472,428	13,524,789
Doosan Co. Ltd.(c)	66,042	5,033,105
Doosan Enerbility Co. Ltd.(a)(c)	3,742,990	45,943,365
Doosan Fuel Cell Co. Ltd.(a)(c)	399,840	10,375,552
DoubleUGames Co. Ltd.	109,395	3,823,849
Douzone Bizon Co. Ltd.	212,463	5,514,390
Duk San Neolux Co. Ltd.(a)(c)	138,908	4,646,332
Echo Marketing Inc.	214,475	2,121,170
Ecopro BM Co. Ltd.(c)	450,778	56,609,452
Ecopro Co. Ltd.(c)	184,111	39,662,597
Ecopro HN Co. Ltd.	130,243	5,113,029
E-MART Inc.	165,760	14,021,622
Enchem Co. Ltd.(a)(c)	77,733	3,565,964
Eo Technics Co. Ltd.(a)	99,781	5,757,142
Eugene Technology Co. Ltd.	192,362	3,849,531
F&F Co. Ltd./New(c)	161,246	16,897,487
Fila Holdings Corp.(c)	441,006	12,992,665
Foosung Co. Ltd.(c)	534,158	5,358,525
GC Cell Corp.(c)	98,690	3,311,181
GemVax & Kael Co. Ltd.(a)(c)	368,906	4,382,017
Geneone Life Science Inc.(a)	725,734	3,914,393
Genexine Inc.(a)(c)	304,236	3,316,250
GOLFZON Co. Ltd.(a)	43,648	4,727,477
Grand Korea Leisure Co. Ltd.(a)	418,804	6,517,976

S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Green Cross Corp.	54,919	$4,968,081
Green Cross Holdings Corp.(c)	214,962	2,582,865
GS Engineering & Construction Corp.(c)	468,485	7,864,237
GS Holdings Corp.(c)	387,652	11,914,589
GS Retail Co. Ltd.(c)	342,157	7,456,391
HAESUNG DS Co. Ltd.	107,393	3,255,930
Hana Financial Group Inc.	2,686,082	92,125,229
Hana Materials Inc.(c)	67,888	1,924,272
Hana Micron Inc.(a)(c)	341,721	2,836,303
Hana Tour Service Inc.(a)(c)	134,672	6,556,150
Hanall Biopharma Co. Ltd.(a)(c)	354,475	4,164,414
Handsome Co. Ltd.(c)	147,060	2,856,981
Hanil Cement Co. Ltd./New	273,202	2,461,639
Hankook & Co. Co. Ltd.	289,511	2,920,851
Hankook Tire & Technology Co. Ltd.	674,030	18,960,163
Hanmi Pharm Co. Ltd.(a)	62,525	12,235,290
Hanmi Semiconductor Co. Ltd.	463,889	5,587,578
Hanon Systems	1,760,043	11,999,168
Hansae Co. Ltd.	213,617	2,690,092
Hansol Chemical Co. Ltd.(c)	88,393	13,653,495
Hanssem Co. Ltd.(c)	99,718	3,377,431
Hanwha Aerospace Co. Ltd.	339,102	23,030,155
Hanwha Corp.(c)	367,713	7,483,665
Hanwha Investment & Securities Co. Ltd.(a)	1,162,775	2,675,431
Hanwha Life Insurance Co. Ltd.(a)(c)	3,327,435	7,476,702
Hanwha Solutions Corp.(a)(d)	1,054,443	33,146,429
Hanwha Systems Co. Ltd.(c)	677,351	6,324,012
HD Hyundai Co. Ltd.	443,499	19,918,173
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	402,189	3,146,356
Helixmith Co. Ltd.(a)(c)	378,409	3,017,234
Hite Jinro Co. Ltd.(a)(c)	352,654	6,366,658
HK inno N Corp.(a)	67,264	1,850,059
HL Mando Co. Ltd.(c)	297,377	10,651,220
HLB Inc.(a)(c)	1,024,427	24,969,617
HLB Life Science Co. Ltd.(a)(c)	870,233	7,251,485
HMM Co. Ltd.(a)(c)	2,471,197	42,042,689
Hotel Shilla Co. Ltd.(c)	277,557	16,806,947
Hugel Inc.(a)(c)	69,764	6,790,738
Humasis Co. Ltd.(a)	301,955	3,375,978
Hwaseung Enterprise Co. Ltd.(a)(c)	246,689	1,734,480
HYBE Co. Ltd.(a)	166,636	23,283,508
Hyosung Advanced Materials Corp.(c)	25,856	8,020,526
Hyosung Corp.(c)	102,166	5,182,822
Hyosung TNC Corp.(c)	25,304	8,745,281
Hyundai Autoever Corp.	73,224	6,276,525
Hyundai Bioscience Co. Ltd.(a)(c)	363,825	7,233,890
Hyundai Construction Equipment Co. Ltd.	147,277	6,107,383
Hyundai Department Store Co. Ltd.(c)	147,109	6,033,895
Hyundai Doosan Infracore Co. Ltd.	1,167,759	7,529,558
Hyundai Electric & Energy System Co. Ltd.	227,853	7,232,902
Hyundai Elevator Co. Ltd.(a)	283,307	5,938,483
Hyundai Energy Solutions Co. Ltd.	63,296	2,335,683
Hyundai Engineering & Construction Co. Ltd.	688,580	18,922,689
Hyundai Glovis Co. Ltd.	173,222	20,745,428
Hyundai Greenfood Co. Ltd.(c)(d)	769,082	4,214,513
Hyundai Heavy Industries Co. Ltd.(a)(c)	152,783	12,261,881
Hyundai Home Shopping Network Corp.	62,448	2,431,299
Hyundai Marine & Fire Insurance Co. Ltd.	503,604	13,400,462
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	229,917	12,187,078

Security	Shares	Value

South Korea (continued)
Hyundai Mobis Co. Ltd.(c)	555,827	$89,279,058
Hyundai Motor Co.	1,270,415	169,083,272
Hyundai Rotem Co. Ltd.(a)(c)	686,469	12,939,462
Hyundai Steel Co.	790,206	20,899,215
Hyundai Wia Corp.	164,020	6,920,160
Il Dong Pharmaceutical Co. Ltd.(a)	158,724	2,825,357
Iljin Hysolus Co. Ltd.(a)(c)	91,760	2,132,377
Iljin Materials Co. Ltd.(a)(c)	216,362	10,387,890
Industrial Bank of Korea	1,976,943	15,502,413
Innocean Worldwide Inc.	98,990	3,183,727
Innox Advanced Materials Co. Ltd.(c)	156,563	4,603,456
Intellian Technologies Inc.(c)	68,708	4,205,350
INTOPS Co. Ltd.(c)	112,869	2,390,286
IS Dongseo Co. Ltd.(a)(c)	170,805	5,667,594
ISU Chemical Co. Ltd.(a)	197,812	3,638,309
ITM Semiconductor Co. Ltd.(a)(c)	98,718	2,078,239
JB Financial Group Co. Ltd.(c)	1,311,363	9,156,840
Jeju Air Co. Ltd.(a)	313,298	3,805,582
Jusung Engineering Co. Ltd.	381,279	3,373,124
JW Pharmaceutical Corp.	201,267	3,158,189
JYP Entertainment Corp.(a)	284,825	16,916,865
Kakao Corp.(c)	2,835,188	133,458,703
Kakao Games Corp.(a)(c)	309,411	11,454,052
Kakao Pay Corp.(a)	180,882	8,570,793
KakaoBank Corp.(a)(c)	1,301,387	26,177,079
Kangwon Land Inc.(a)	832,867	12,705,135
KB Financial Group Inc.	3,541,609	137,163,213
KCC Corp.	43,662	8,083,175
KCC Glass Corp.	111,069	3,411,895
KEPCO Engineering & Construction Co. Inc.(a)(c)	138,391	6,608,642
KEPCO Plant Service & Engineering Co. Ltd.(a)	244,726	5,987,562
Kia Corp.	2,409,444	136,928,986
KIWOOM Securities Co. Ltd.(a)(c)	124,959	9,738,004
KMW Co. Ltd.(a)(c)	272,877	5,184,863
Koh Young Technology Inc.(c)	575,766	7,278,557
Kolmar BNH Co. Ltd.(a)(c)	131,102	2,676,462
Kolmar Korea Co. Ltd.(a)	162,373	4,988,921
Kolon Industries Inc.	175,782	5,964,628
Komipharm International Co. Ltd.(a)(c)	437,546	2,255,425
Korea Aerospace Industries Ltd.(a)(c)	683,672	23,278,680
Korea Electric Power Corp.(a)	2,310,181	31,420,277
Korea Investment Holdings Co. Ltd.(a)	353,135	16,531,743
Korea Line Corp.(a)	1,569,716	2,769,593
Korea Petrochemical Ind Co. Ltd.(a)(c)	35,490	4,661,002
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	367,016	22,527,885
Korea Zinc Co. Ltd.(c)	81,705	36,076,438
Korean Air Lines Co. Ltd.	1,626,259	27,943,495
Korean Reinsurance Co.	1,099,616	6,775,140
Krafton Inc.(a)(c)	262,198	33,581,903
KT&G Corp.	997,689	66,948,911
Kum Yang Co. Ltd.(a)	336,346	9,764,967
Kumho Petrochemical Co. Ltd.(a)	166,508	19,798,715
Kumho Tire Co. Inc.(a)(c)	993,226	2,495,168
Kyung Dong Navien Co. Ltd.	82,064	2,338,602
L&C Bio Co. Ltd.(c)	183,166	3,150,066
L&F Co. Ltd.(c)	217,591	43,054,180
LEENO Industrial Inc.	94,244	11,548,980
LegoChem Biosciences Inc.(a)(c)	231,922	6,524,324
LF Corp.	218,790	2,867,890

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Chem Ltd.	451,162	$231,600,662
LG Corp.	814,103	50,651,955
LG Display Co. Ltd.(a)(c)	2,077,407	24,012,286
LG Electronics Inc.	969,199	81,292,310
LG Energy Solution(a)(c)	321,476	126,987,046
LG H&H Co. Ltd.(c)	84,094	42,434,393
LG Innotek Co. Ltd.	130,456	27,259,437
LG Uplus Corp.	1,617,877	13,533,495
LIG Nex1 Co. Ltd.	136,180	7,681,464
Lotte Chemical Corp.(c)	177,524	23,900,758
Lotte Chilsung Beverage Co. Ltd.	44,958	5,686,237
Lotte Confectionery Co. Ltd.(c)	24,482	2,223,503
Lotte Fine Chemical Co. Ltd.(c)	171,247	7,509,830
LOTTE Reit Co. Ltd.	1,965,418	5,866,139
Lotte Rental Co. Ltd.	99,785	2,003,834
Lotte Shopping Co. Ltd.(c)	110,831	7,284,447
Lotte Tour Development Co. Ltd.(a)(c)	485,867	5,274,468
LS Corp.(c)	175,720	8,948,131
LS Electric Co. Ltd.	193,889	7,352,399
Lutronic Corp.(a)	214,363	4,307,637
LX Holdings Corp.(c)	534,133	3,442,242
LX International Corp.(c)	298,017	7,050,621
LX Semicon Co. Ltd.(c)	109,315	7,626,295
Mcnex Co. Ltd.	147,550	3,085,235
MedPacto Inc.(a)(c)	154,235	2,248,762
Medytox Inc.(c)	52,681	8,692,325
MegaStudyEdu Co. Ltd.(c)	103,569	5,407,969
Meritz Financial Group Inc.(c)	629,018	21,383,940
Meritz Securities Co. Ltd.(c)	2,631,556	13,964,406
Mirae Asset Securities Co. Ltd.(c)	2,090,660	11,288,506
Myoung Shin Industrial Co. Ltd.(a)(c)	296,542	4,516,004
Namhae Chemical Corp.	288,944	1,966,426
Naturecell Co. Ltd.(a)(c)	522,178	6,380,570
NAVER Corp.	1,183,279	186,013,811
NCSoft Corp.	146,776	48,159,103
Neowiz Games Corp.(a)	125,470	4,436,063
NEPES Corp.(a)(c)	220,105	2,931,871
Netmarble Corp.(a)(b)(c)	164,028	7,645,586
Nexen Tire Corp.(a)	333,705	1,891,489
Nexon Games Co. Ltd.(a)(c)	295,901	3,255,562
NH Investment & Securities Co. Ltd.(a)	1,030,341	7,395,663
NHN Corp.(a)	198,063	4,332,745
NHN KCP Corp.(c)	314,321	3,230,893
NICE Holdings Co. Ltd.(a)	271,193	2,805,695
NICE Information Service Co. Ltd.(a)(c)	398,981	3,911,951
NKMax Co. Ltd.(a)(c)	360,995	3,366,583
NongShim Co. Ltd.	36,054	9,976,975
OCI Co. Ltd.(c)	176,684	12,107,633
Orion Corp./Republic of Korea	221,637	20,950,056
Orion Holdings Corp.(c)	268,851	3,205,376
Oscotec Inc.(a)(c)	302,498	4,100,627
Ottogi Corp.(a)(c)	15,839	5,270,333
Pan Ocean Co. Ltd.	2,584,854	12,350,057
Paradise Co. Ltd.(a)	416,884	5,265,936
Park Systems Corp.(c)	52,587	5,434,093
Partron Co. Ltd.	499,927	3,051,170
Pearl Abyss Corp.(a)(c)	247,533	8,369,939
People & Technology Inc.(c)	208,795	6,858,582
PharmaResearch Co. Ltd.	71,190	3,996,772
Pharmicell Co. Ltd.(a)	607,811	4,432,013

Security	Shares	Value

South Korea (continued)
PI Advanced Materials Co. Ltd.(a)(c)	177,389	$4,675,343
Poongsan Corp.	302,586	8,207,609
POSCO Chemical Co. Ltd.(c)	252,005	42,046,327
POSCO Holdings Inc.	680,405	163,993,399
Posco ICT Co. Ltd.(c)	625,466	3,224,932
Posco International Corp.(c)	481,709	8,214,730
PSK Inc.(c)	126,441	1,691,969
Rainbow Robotics(a)	71,658	5,014,571
RFHIC Corp.(c)	190,749	3,229,544
S&S Tech Corp.(c)	203,360	4,826,563
S-1 Corp.(c)	142,872	6,091,206
Sam Chun Dang Pharm Co. Ltd.(a)(c)	156,308	6,099,528
Sam Kang M&T Co. Ltd.(a)(c)	338,838	5,078,130
Samchully Co. Ltd.(a)	18,031	6,992,619
Samsung Biologics Co. Ltd.(a)(b)(c)	163,477	95,509,550
Samsung C&T Corp.(c)	755,447	62,840,610
Samsung Electro-Mechanics Co. Ltd.	497,325	54,072,164
Samsung Electronics Co. Ltd.	43,646,369	1,997,034,773
Samsung Engineering Co. Ltd.(a)	1,440,562	28,562,348
Samsung Fire & Marine Insurance Co. Ltd.	276,390	44,826,631
Samsung Heavy Industries Co. Ltd.(a)(c)	5,659,134	23,499,042
Samsung Life Insurance Co. Ltd.	727,966	37,489,025
Samsung SDI Co. Ltd.	503,859	264,715,420
Samsung SDS Co. Ltd.	293,157	27,725,382
Samsung Securities Co. Ltd.	516,589	13,073,677
Samyang Foods Co. Ltd.	45,578	4,105,099
Samyang Holdings Corp.	44,689	2,658,954
SD Biosensor Inc.(c)	335,098	5,818,687
Sebang Co. Ltd.	37,402	1,218,233
Sebang Global Battery Co. Ltd.	65,569	2,568,590
Seegene Inc.	338,401	6,227,392
Seobu T&D(c)	511,000	3,039,837
Seojin System Co. Ltd.(a)(c)	306,036	3,933,704
Seoul Semiconductor Co. Ltd.(a)(c)	468,176	3,871,772
SFA Engineering Corp.(c)	205,651	5,580,519
SFA Semicon Co. Ltd.(a)(c)	945,198	3,046,095
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	321,242	4,703,513
Shinhan Financial Group Co. Ltd.	4,124,205	121,107,369
Shinsegae Inc.(c)	64,649	9,962,265
Shinsegae International Inc.	157,277	2,666,762
SIMMTECH Co. Ltd.(a)(c)	217,687	4,723,945
SK Biopharmaceuticals Co. Ltd.(a)	255,163	12,856,845
SK Bioscience Co. Ltd.(a)(c)	209,491	11,022,254
SK Chemicals Co. Ltd.	110,291	6,522,108
SK D&D Co. Ltd.	80,645	1,248,063
SK Discovery Co. Ltd.	97,764	2,370,517
SK Gas Ltd.	39,317	3,742,420
SK Hynix Inc.	4,986,693	337,024,542
SK IE Technology Co. Ltd.(a)(b)(c)	209,836	10,344,844
SK Inc.(c)	332,732	44,875,619
SK Innovation Co. Ltd.(a)	504,587	57,071,492
SK Networks Co. Ltd.(c)	1,504,956	4,677,522
SK Square Co. Ltd.(a)(c)	899,045	26,031,649
SKC Co. Ltd.(c)	191,481	14,162,719
SL Corp.(a)	160,964	3,316,780
SM Entertainment Co. Ltd.(c)	181,599	17,468,709
SNT Motiv Co. Ltd.	96,153	3,504,866
S-Oil Corp.	391,747	23,752,906
SOLUM Co. Ltd.(a)	375,957	6,285,897
Solus Advanced Materials Co. Ltd.	170,224	6,314,895

S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Soulbrain Co. Ltd.(c)	45,862	$8,092,628
ST Pharm Co. Ltd.(c)	102,312	6,057,248
STCUBE(a)(c)	409,866	5,421,156
Studio Dragon Corp.(a)(c)	124,516	7,173,182
Taihan Electric Wire Co. Ltd.(a)(c)	5,569,798	6,137,040
Tera Resource Co. Ltd.(a)(d)	49,111	—
TKG Huchems Co. Ltd.(c)	240,176	3,665,041
Tokai Carbon Korea Co. Ltd.(c)	55,096	4,412,027
Tongyang Life Insurance Co. Ltd.(a)	633,193	2,090,982
TY Holdings Co. Ltd./Korea(a)	242,555	2,291,542
Unid Co. Ltd.	36,631	2,263,265
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	115,901	2,991,458
Webzen Inc.	156,475	2,121,180
Wemade Co. Ltd.(c)	179,462	7,216,846
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(c)	282,576	6,628,100
Wonik QnC Corp.(a)(c)	160,631	2,886,463
Woori Financial Group Inc.	5,013,900	46,223,031
Woori Investment Bank Co. Ltd.(c)	3,781,847	2,295,244
Wysiwyg Studious Co. Ltd.(a)(c)	287,995	3,884,500
YG Entertainment Inc.(c)	132,860	5,813,148
Youlchon Chemical Co. Ltd.(c)	125,108	4,570,663
Youngone Corp.(a)	227,350	7,320,161
Youngone Holdings Co. Ltd.(a)	67,950	3,541,899
Yuanta Securities Korea Co. Ltd.(a)	1,123,259	2,345,005
Yuhan Corp.	490,548	19,536,871
Yungjin Pharmaceutical Co. Ltd.(a)(c)	1,039,725	2,539,738
Zinus Inc.	122,228	2,829,170

		7,798,693,525

Taiwan — 15.9%
AcBel Polytech Inc.(c)	6,608,000	8,190,954
Accton Technology Corp.	4,666,000	42,732,227
Acer Inc.(c)	27,270,872	22,614,024
Actron Technology Corp.(c)	592,000	3,283,555
ADATA Technology Co. Ltd.(c)	2,763,820	5,978,550
Adimmune Corp.(a)(c)	3,299,000	4,377,925
Advanced Ceramic X Corp.(c)	444,000	3,377,700
Advanced Energy Solution Holding Co. Ltd.(c)	217,000	5,808,001
Advanced Wireless Semiconductor Co.(c)	1,537,000	3,835,076
Advantech Co. Ltd.(c)	3,549,110	41,169,785
Airtac International Group	1,249,292	43,609,994
Alchip Technologies Ltd.(c)	654,000	20,079,597
Alexander Marine Co. Ltd.	188,000	2,368,525
Allied Supreme Corp.	389,000	4,452,579
Amazing Microelectronic Corp.(c)	888,448	3,752,357
Andes Technology Corp.(c)	398,000	6,938,069
AP Memory Technology Corp.(c)	891,000	8,187,369
Apex International Co. Ltd.(c)	1,327,000	2,655,219
Arcadyan Technology Corp.	1,748,391	6,077,824
Ardentec Corp.(c)	5,227,546	9,576,940
ASE Technology Holding Co. Ltd.(c)	30,165,222	103,873,147
Asia Cement Corp.	19,060,050	27,944,692
Asia Optical Co. Inc.(c)	2,876,000	6,103,529
Asia Pacific Telecom Co. Ltd.(a)	20,929,173	4,260,715
Asia Vital Components Co. Ltd.(c)	3,238,000	12,691,244
ASMedia Technology Inc.(c)	252,000	8,089,696
ASPEED Technology Inc.(c)	237,800	21,374,083
ASROCK Inc.(c)	556,000	2,877,886
Asustek Computer Inc.(c)	6,367,000	57,668,184
AUO Corp.	59,313,400	36,095,196

Security	Shares	Value

Taiwan (continued)
AURAS Technology Co. Ltd.(c)	796,000	$4,172,137
Bank of Kaohsiung Co. Ltd.(c)	23,884,720	9,813,444
BES Engineering Corp.	19,623,000	5,654,824
Bizlink Holding Inc.(c)	1,093,926	9,901,565
Bora Pharmaceuticals Co. Ltd.(c)	365,000	6,004,541
Brighton-Best International Taiwan Inc.(c)	5,079,000	6,320,872
Capital Securities Corp.	25,693,050	10,188,237
Career Technology MFG. Co. Ltd.(a)(c)	4,990,498	3,924,325
Catcher Technology Co. Ltd.	5,887,000	35,575,343
Cathay Financial Holding Co. Ltd.(c)	76,013,951	107,794,651
Cathay Real Estate Development Co. Ltd.(c)	8,813,900	4,986,929
Center Laboratories Inc.(c)	4,226,230	6,548,406
Century Iron & Steel Industrial Co. Ltd.(c)	1,800,000	6,119,943
Chailease Holding Co. Ltd.(c)	12,920,957	94,706,632
Chang Hwa Commercial Bank Ltd.	43,404,203	24,770,503
Charoen Pokphand Enterprise(c)	2,421,700	6,385,204
Cheng Loong Corp.(c)	8,335,000	7,884,398
Cheng Shin Rubber Industry Co. Ltd.(c)	14,423,650	16,163,537
Cheng Uei Precision Industry Co. Ltd.(c)	4,181,000	5,472,155
Chicony Electronics Co. Ltd.	4,426,787	13,296,846
Chicony Power Technology Co. Ltd.(c)	1,220,000	3,142,062
Chief Telecom Inc.	260,000	3,033,627
China Airlines Ltd.(c)	25,526,000	16,893,893
China Bills Finance Corp.(c)	16,839,000	8,565,871
China Development Financial Holding Corp.(c)	141,428,649	60,895,436
China General Plastics Corp.(c)	4,140,386	3,881,915
China Man-Made Fiber Corp.(a)(c)	18,733,574	5,329,248
China Metal Products(c)	4,797,146	5,233,305
China Motor Corp.(c)	2,761,800	5,164,808
China Petrochemical Development Corp.(c)	33,130,490	11,050,624
China Steel Chemical Corp.(c)	1,507,000	5,587,498
China Steel Corp.(c)	107,789,529	110,886,337
Chin-Poon Industrial Co. Ltd.	4,524,000	4,364,350
Chipbond Technology Corp.(c)	3,786,000	8,327,041
ChipMOS Technologies Inc.(c)	4,591,000	5,463,968
Chlitina Holding Ltd.(c)	513,000	3,588,914
Chong Hong Construction Co. Ltd.(c)	1,724,122	4,303,352
Chroma ATE Inc.(c)	3,223,000	19,407,691
Chung Hung Steel Corp.(c)	8,362,000	7,880,644
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	4,540,000	14,110,431
Chunghwa Precision Test Tech Co. Ltd.	198,000	3,795,341
Chunghwa Telecom Co. Ltd.(c)	33,652,000	127,233,181
Cleanaway Co. Ltd.(c)	1,038,000	6,401,560
Clevo Co.(c)	5,055,175	5,134,389
Compal Electronics Inc.(c)	38,428,000	30,390,745
Compeq Manufacturing Co. Ltd.(c)	8,047,000	11,990,231
Continental Holdings Corp.(c)	5,493,600	5,611,621
Coretronic Corp.(c)	3,252,200	6,852,556
Co-Tech Development Corp.(c)	2,685,000	5,489,970
CSBC Corp. Taiwan(a)(c)	7,119,316	5,494,878
CTBC Financial Holding Co. Ltd.	158,722,599	117,840,967
CTCI Corp.	5,228,000	7,602,388
Cub Elecparts Inc.(c)	713,076	3,680,652
Darfon Electronics Corp.(c)	3,123,000	4,217,297
Delta Electronics Inc.(c)	17,881,000	167,289,601
E Ink Holdings Inc.(c)	8,025,000	50,781,525
E.Sun Financial Holding Co. Ltd.(c)	117,649,373	96,016,866
Eclat Textile Co. Ltd.(c)	1,636,683	25,728,895
EirGenix Inc.(a)(c)	1,959,000	7,619,272

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Elan Microelectronics Corp.(c)	2,499,100	$8,846,956
Elite Material Co. Ltd.(c)	2,574,000	16,035,350
Elite Semiconductor Microelectronics Technology Inc.(c)	2,317,000	5,941,315
eMemory Technology Inc.(c)	577,000	34,677,225
Ennoconn Corp.(c)	746,219	5,686,271
ENNOSTAR Inc.(c)	5,258,185	8,444,122
Episil Technologies Inc(c)	2,660,036	8,048,061
Episil-Precision Inc.(c)	1,170,077	2,889,486
Eternal Materials Co. Ltd.(c)	7,873,369	8,299,700
Etron Technology Inc.(c)	2,396,660	3,685,833
Eva Airways Corp.(c)	23,203,326	21,489,816
Evergreen International Storage & Transport Corp.(c)	4,709,000	4,305,261
Evergreen Marine Corp. Taiwan Ltd.	9,269,979	47,371,776
Everlight Chemical Industrial Corp.(c)	6,270,781	3,846,802
Everlight Electronics Co. Ltd.(c)	3,831,000	4,822,250
Far Eastern Department Stores Ltd.(c)	10,983,167	8,085,775
Far Eastern International Bank	34,543,441	13,392,011
Far Eastern New Century Corp.	29,225,916	31,069,464
Far EasTone Telecommunications Co. Ltd.(c)	13,782,000	31,098,366
Faraday Technology Corp.(c)	1,874,000	11,265,935
Farglory Land Development Co. Ltd.(c)	2,797,782	5,406,377
Feng Hsin Steel Co. Ltd.(c)	4,812,000	11,267,858
Feng TAY Enterprise Co. Ltd.	3,763,387	22,670,648
First Financial Holding Co. Ltd.	98,326,783	86,166,836
Fitipower Integrated Technology Inc.(c)	1,101,161	5,958,160
FLEXium Interconnect Inc.(c)	2,456,616	7,902,910
FocalTech Systems Co. Ltd.	1,790,000	4,216,212
Formosa Chemicals & Fibre Corp.(c)	30,898,210	71,703,745
Formosa International Hotels Corp.(c)	792,000	8,112,228
Formosa Petrochemical Corp.(c)	9,395,000	26,135,422
Formosa Plastics Corp.	36,402,800	108,064,174
Formosa Sumco Technology Corp.(c)	736,000	3,607,041
Formosa Taffeta Co. Ltd.(c)	7,633,000	6,923,099
Foxconn Technology Co. Ltd.(c)	7,079,424	12,873,926
Foxsemicon Integrated Technology Inc.(c)	728,000	4,923,992
Fubon Financial Holding Co. Ltd.(c)	66,975,323	130,964,469
Fulgent Sun International Holding Co. Ltd.(c)	1,509,221	6,718,704
Fusheng Precision Co. Ltd.(c)	1,046,000	8,506,162
General Interface Solution Holding Ltd.(c)	2,421,000	6,822,959
Genius Electronic Optical Co. Ltd.(c)	683,287	8,639,941
Getac Holdings Corp.(c)	5,015,000	8,063,598
Giant Manufacturing Co. Ltd.(c)	2,953,575	19,650,656
Gigabyte Technology Co. Ltd.(c)	4,598,000	17,804,750
Global Mixed Mode Technology Inc.	654,000	3,730,947
Global PMX Co. Ltd.(c)	481,000	2,344,671
Global Unichip Corp.(c)	777,000	29,240,253
Globalwafers Co. Ltd.(c)	1,850,000	30,589,715
Gloria Material Technology Corp.	2,078,000	3,058,208
Gold Circuit Electronics Ltd.(c)	3,367,800	10,146,126
Goldsun Building Materials Co. Ltd.(c)	10,170,425	9,230,136
Gourmet Master Co. Ltd.(c)	1,107,471	5,714,855
Grand Pacific Petrochemical(c)	10,011,000	6,508,360
Grape King Bio Ltd.	1,223,000	7,264,630
Great Tree Pharmacy Co. Ltd.	582,720	6,366,200
Great Wall Enterprise Co. Ltd.	6,200,412	10,273,951
Greatek Electronics Inc.(c)	3,367,000	5,872,302
Gudeng Precision Industrial Co. Ltd.(c)	680,356	6,429,426
Hannstar Board Corp.	3,455,000	3,901,310

Security	Shares	Value

Taiwan (continued)
HannStar Display Corp.(a)(c)	21,623,640	$9,031,409
Highwealth Construction Corp.(c)	6,775,119	9,419,921
Hiwin Technologies Corp.(c)	2,485,498	20,269,640
Holtek Semiconductor Inc.(c)	1,855,000	4,485,084
Holy Stone Enterprise Co. Ltd.(c)	1,350,330	4,238,205
Hon Hai Precision Industry Co. Ltd.	113,712,928	376,162,537
Hota Industrial Manufacturing Co. Ltd.(c)	2,629,261	6,251,046
Hotai Finance Co. Ltd.(c)	1,809,000	6,535,835
Hotai Motor Co. Ltd.(c)	2,821,000	56,859,109
Hsin Kuang Steel Co. Ltd.(c)	2,879,000	4,218,411
HTC Corp.(a)(c)	6,263,000	13,337,054
Hu Lane Associate Inc.(c)	545,000	2,722,606
Hua Nan Financial Holdings Co. Ltd.	83,710,650	62,562,262
Huaku Development Co. Ltd.(c)	2,763,000	8,348,080
IBF Financial Holdings Co. Ltd.(c)	24,028,076	9,914,568
Innodisk Corp.(c)	1,060,484	7,787,238
Innolux Corp.	80,288,973	38,460,791
International CSRC Investment Holdings Co.(c)	8,859,685	6,017,024
International Games System Co. Ltd.(c)	1,028,000	16,937,548
Inventec Corp.(c)	22,951,000	19,937,799
ITE Technology Inc.(c)	1,697,000	4,925,458
ITEQ Corp.	1,864,604	4,589,516
Jentech Precision Industrial Co. Ltd.(c)	733,670	10,134,914
Johnson Health Tech Co. Ltd.(c)	1,222,000	2,797,090
Kaori Heat Treatment Co. Ltd.	741,000	5,772,970
Kenda Rubber Industrial Co. Ltd.(c)	5,870,337	5,965,350
Kindom Development Co. Ltd.(c)	3,848,300	3,662,299
King Slide Works Co. Ltd.(c)	657,000	8,960,079
King Yuan Electronics Co. Ltd.(c)	8,440,000	11,535,194
King’s Town Bank Co. Ltd.(c)	6,651,000	7,419,973
Kinik Co.(c)	1,248,000	4,631,858
Kinpo Electronics(c)	12,713,000	5,699,820
Kinsus Interconnect Technology Corp.(c)	2,432,000	8,516,546
LandMark Optoelectronics Corp.(c)	775,900	3,330,024
Largan Precision Co. Ltd.(c)	872,000	62,688,116
Lien Hwa Industrial Holdings Corp.(c)	9,070,048	16,169,025
Lite-On Technology Corp.	18,805,238	42,791,871
Longchen Paper & Packaging Co. Ltd.(c)	7,616,863	4,715,116
Lotes Co. Ltd.(c)	654,848	18,395,328
Lotus Pharmaceutical Co. Ltd.(c)	1,310,000	12,057,220
M31 Technology Corp.	152,000	2,962,968
Macronix International Co. Ltd.(c)	15,648,554	17,522,675
Makalot Industrial Co. Ltd.(c)	1,740,510	12,181,369
Marketech International Corp.(c)	1,126,000	4,648,936
MediaTek Inc.(c)	13,776,572	323,460,428
Medigen Vaccine Biologics Corp.(a)(c)	2,292,607	4,602,028
Mega Financial Holding Co. Ltd.(c)	101,558,131	110,790,930
Mercuries Life Insurance Co. Ltd.(a)(c)	23,781,285	4,187,788
Merida Industry Co. Ltd.	1,703,850	10,040,772
Merry Electronics Co. Ltd.(c)	1,814,751	5,050,850
Microbio Co. Ltd.(c)	3,698,527	7,824,684
Micro-Star International Co. Ltd.(c)	6,230,000	27,792,501
Mitac Holdings Corp.(c)	10,451,053	10,797,573
momo.com Inc(c)	578,880	14,877,632
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,914,000	5,905,625
Nan Pao Resins Chemical Co. Ltd.(c)	457,000	2,069,168
Nan Ya Plastics Corp.	42,309,440	104,099,293
Nan Ya Printed Circuit Board Corp.(c)	1,919,000	14,545,821
Nantex Industry Co. Ltd.	2,608,000	3,704,325
Nanya Technology Corp.(c)	10,513,000	20,011,650

S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Nien Made Enterprise Co. Ltd.(c)	1,299,000	$13,830,635
Novatek Microelectronics Corp.(c)	5,300,000	70,042,685
Nuvoton Technology Corp.(c)	1,818,000	8,728,751
OBI Pharma Inc.(a)(c)	1,596,339	4,268,335
Oneness Biotech Co. Ltd.(a)(c)	2,134,000	18,272,140
Oriental Union Chemical Corp.(c)	7,590,000	4,693,540
Pan Jit International Inc.(c)	3,179,200	6,925,910
Pan-International Industrial Corp.	4,723,366	5,959,005
Parade Technologies Ltd.(c)	664,000	20,647,723
Pegatron Corp.	17,719,000	39,257,979
Pegavision Corp.(c)	252,000	3,697,977
PharmaEngine Inc.(c)	961,000	3,583,428
PharmaEssentia Corp.(a)(c)	1,818,000	29,864,492
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phison Electronics Corp.(c)	1,357,000	15,451,890
Pixart Imaging Inc.(c)	1,249,000	4,518,350
Polaris Group/Tw(a)(c)	2,674,000	8,711,094
Pou Chen Corp.	19,392,000	21,248,691
Powerchip Semiconductor Manufacturing Corp.(c)	26,200,000	28,500,388
Powertech Technology Inc.(c)	4,632,000	13,393,762
Poya International Co. Ltd.	478,790	9,258,373
President Chain Store Corp.	5,149,000	44,990,568
President Securities Corp.(c)	8,501,603	4,790,037
Primax Electronics Ltd.(c)	4,695,000	9,127,101
Prince Housing & Development Corp.(c)	14,442,995	5,426,248
Qisda Corp.	13,794,000	13,543,599
Quanta Computer Inc.	24,713,000	64,685,409
Radiant Opto-Electronics Corp.	3,276,000	11,309,415
Raydium Semiconductor Corp.(c)	565,000	7,572,908
RDC Semiconductor Co. Ltd.(a)(c)	525,000	3,359,879
Realtek Semiconductor Corp.(c)	4,037,110	49,769,355
RichWave Technology Corp.(a)(c)	776,226	3,340,585
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	16,229,680	23,511,675
Ruentex Industries Ltd.(c)	5,599,788	12,358,507
Sanyang Motor Co. Ltd.(c)	5,830,000	7,600,506
ScinoPharm Taiwan Ltd.(c)	2,864,027	2,450,448
SDI Corp.(c)	1,379,000	5,586,453
Sensortek Technology Corp.(c)	258,000	3,017,897
Sercomm Corp.	2,503,000	6,893,440
Shanghai Commercial & Savings Bank Ltd. (The)	35,475,542	55,070,475
Shin Kong Financial Holding Co. Ltd.(c)	118,201,255	34,316,292
Shin Zu Shing Co. Ltd.	1,571,904	4,581,243
Shinkong Synthetic Fibers Corp.(c)	13,698,000	8,158,981
Shiny Chemical Industrial Co. Ltd.	784,750	3,103,154
Sigurd Microelectronics Corp.(c)	5,629,700	9,836,126
Silergy Corp.(c)	2,913,000	54,811,242
Simplo Technology Co. Ltd.	1,302,400	12,581,522
Sinbon Electronics Co. Ltd.	1,943,809	18,923,778
Sino-American Silicon Products Inc.(c)	4,499,000	23,216,096
SinoPac Financial Holdings Co. Ltd.	99,055,406	55,454,015
Sinyi Realty Inc.	5,000,704	4,656,016
Sitronix Technology Corp.(c)	1,043,000	7,766,008
Soft-World International Corp.	917,000	2,416,901
Solar Applied Materials Technology Corp.(c)	4,846,710	5,866,438
Sporton International Inc.	776,050	6,747,199
St. Shine Optical Co. Ltd.	436,000	3,720,760
Standard Foods Corp.(c)	4,455,096	6,108,436
Sunny Friend Environmental Technology Co. Ltd.(c)	647,000	3,483,755

Security	Shares	Value

Taiwan (continued)
Sunplus Technology Co. Ltd.(c)	4,614,000	$3,930,485
Supreme Electronics Co. Ltd.(c)	5,735,512	7,249,558
Synmosa Biopharma Corp.	2,063,000	3,217,348
Synnex Technology International Corp.(c)	12,808,250	26,133,967
Systex Corp.(c)	1,638,000	4,032,941
T3EX Global Holdings Corp.(c)	1,063,000	2,406,632
TA Chen Stainless Pipe(c)	14,591,010	20,727,659
Ta Ya Electric Wire & Cable(c)	5,008,760	3,973,035
Taichung Commercial Bank Co. Ltd.(c)	30,321,725	13,672,832
TaiDoc Technology Corp.(c)	581,000	3,607,715
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	3,630,000	1,837,401
TaiMed Biologics Inc.(a)	1,810,000	4,703,456
Tainan Spinning Co. Ltd.(c)	11,086,894	6,455,714
Taishin Financial Holding Co. Ltd.	99,625,553	53,504,253
Taiwan Business Bank	52,584,790	24,694,506
Taiwan Cement Corp.(c)	55,941,182	71,714,967
Taiwan Cogeneration Corp.(c)	5,572,000	6,715,168
Taiwan Cooperative Financial Holding Co. Ltd.	92,019,031	80,046,567
Taiwan Fertilizer Co. Ltd.	7,180,000	13,480,742
Taiwan Glass Industry Corp.(c)	10,614,053	8,114,977
Taiwan High Speed Rail Corp.	16,106,000	15,486,136
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,676,674	8,454,749
Taiwan Mask Corp.(c)	2,403,000	6,474,313
Taiwan Mobile Co. Ltd.	14,588,000	46,213,480
Taiwan Paiho Ltd.	2,944,000	5,970,117
Taiwan Secom Co. Ltd.(c)	2,989,185	9,868,847
Taiwan Semiconductor Co. Ltd.(c)	2,086,000	6,366,625
Taiwan Semiconductor Manufacturing Co. Ltd.	225,468,000	3,730,118,306
Taiwan Shin Kong Security Co. Ltd.	6,367,577	8,561,424
Taiwan Surface Mounting Technology Corp.(c)	2,464,000	7,139,689
Taiwan TEA Corp.(a)(c)	10,074,000	7,228,423
Taiwan Union Technology Corp.(c)	2,492,000	4,783,373
Taiwan-Asia Semiconductor Corp.(c)	2,756,000	3,377,230
Tanvex BioPharma Inc.(a)	1,717,950	2,129,001
Tatung Co. Ltd.(a)(c)	16,487,000	18,085,796
TCI Co. Ltd.(c)	929,444	6,436,781
Teco Electric and Machinery Co. Ltd.(c)	15,745,000	15,797,706
Test Research Inc.	1,985,400	4,123,947
Thinking Electronic Industrial Co. Ltd.(c)	798,000	3,692,567
Ton Yi Industrial Corp.	12,031,000	6,903,907
Tong Hsing Electronic Industries Ltd.(c)	1,146,385	8,201,856
Tong Yang Industry Co. Ltd.(c)	4,123,400	5,889,244
Topco Scientific Co. Ltd.	1,934,639	11,439,057
TPK Holding Co. Ltd.	3,304,000	3,692,575
Transcend Information Inc.(c)	2,839,000	6,524,306
Tripod Technology Corp.	3,227,000	11,051,785
TSEC Corp.(a)(c)	4,729,749	5,721,233
TSRC Corp.(c)	6,356,900	6,038,529
TTY Biopharm Co. Ltd.	2,523,124	6,477,983
Tung Ho Steel Enterprise Corp.(c)	5,320,560	10,370,390
Tung Thih Electronic Co. Ltd.(c)	714,000	3,565,442
TXC Corp.(c)	3,042,000	8,569,808
U-Ming Marine Transport Corp.(c)	4,345,000	8,673,446
Unimicron Technology Corp.(c)	11,301,000	46,675,482
Union Bank of Taiwan(c)	13,494,772	7,158,350
Uni-President Enterprises Corp.	43,647,369	96,354,032
United Integrated Services Co. Ltd.(c)	1,338,400	9,867,183
United Microelectronics Corp.(c)	107,266,000	174,704,660
United Renewable Energy Co. Ltd.(a)(c)	13,274,238	9,001,391
Universal Vision Biotechnology Co. Ltd.(c)	493,950	5,243,241

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
UPC Technology Corp.(c)	9,544,365	$4,848,433
UPI Semiconductor Corp.(a)(c)	428,000	4,069,839
USI Corp.(c)	7,561,300	6,216,200
Vanguard International Semiconductor Corp.(c)	7,976,000	24,029,649
VIA Labs Inc.(c)	314,000	2,210,586
Via Technologies Inc.(c)	2,082,000	6,194,947
Visco Vision Inc.	243,000	2,993,911
VisEra Technologies Co. Ltd.(c)	1,071,000	8,108,438
Visual Photonics Epitaxy Co. Ltd.(c)	1,554,000	4,276,047
Vivotek Inc.	313,000	2,367,853
Voltronic Power Technology Corp.	564,493	29,474,335
Wafer Works Corp.(c)	5,200,839	7,591,510
Wah Lee Industrial Corp.(c)	2,674,580	7,675,854
Walsin Lihwa Corp.(c)	24,057,570	44,309,415
Walsin Technology Corp.	2,665,597	8,695,571
Wan Hai Lines Ltd.(c)	6,350,620	16,435,545
Win Semiconductors Corp.(c)	2,951,427	16,199,109
Winbond Electronics Corp.(c)	27,001,480	20,214,457
Wisdom Marine Lines Co. Ltd.(c)	3,975,000	8,804,606
Wistron Corp.	24,158,004	26,174,659
Wistron NeWeb Corp.(c)	2,919,654	8,039,628
Wiwynn Corp.(c)	753,000	23,612,203
WPG Holdings Ltd.(c)	14,069,200	22,741,681
WT Microelectronics Co. Ltd.(c)	4,011,734	8,521,372
XinTec Inc.(c)	1,639,000	5,499,713
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,835,000	4,075,414
Yageo Corp.(c)	3,140,824	55,044,763
Yang Ming Marine Transport Corp.(c)	15,995,677	33,667,207
YFY Inc.(c)	10,531,000	9,341,126
Yieh Phui Enterprise Co. Ltd.(c)	10,802,077	6,111,342
Yuanta Financial Holding Co. Ltd.	88,596,519	65,876,047
Yulon Finance Corp.(c)	2,058,184	11,417,713
Yulon Motor Co. Ltd.(c)	5,164,088	13,710,252
YungShin Global Holding Corp.(c)	3,646,650	5,148,532
Zhen Ding Technology Holding Ltd.(c)	5,656,950	20,708,352

		10,758,486,023

Thailand — 2.3%
Advanced Info Service PCL, NVDR	10,696,500	61,122,828
Airports of Thailand PCL, NVDR(a)	39,770,800	81,847,356
Amata Corp. PCL, NVDR	14,125,930	7,950,946
AP Thailand PCL, NVDR	27,911,490	9,789,134
Asset World Corp. PCL, NVDR	66,844,800	11,153,918
B Grimm Power PCL, NVDR	9,394,500	10,371,474
Bangchak Corp. PCL, NVDR	13,621,400	12,412,864
Bangkok Airways PCL, NVDR(a)	16,642,000	6,165,837
Bangkok Chain Hospital PCL, NVDR(c)	18,852,950	10,611,721
Bangkok Commercial Asset Management PCL, NVDR(c)	18,399,600	7,704,297
Bangkok Dusit Medical Services PCL, NVDR	93,578,100	74,122,567
Bangkok Expressway & Metro PCL, NVDR	69,807,685	18,271,616
Bangkok Land PCL, NVDR	183,062,400	5,178,659
Banpu PCL, NVDR	73,485,500	22,652,493
BCPG PCL, NVDR(c)	16,971,725	4,632,403
Berli Jucker PCL, NVDR	11,137,700	12,128,573
Betagro PCL, NVS	7,082,700	6,713,697
BTS Group Holdings PCL, NVDR(c)	77,250,900	17,591,587
Bumrungrad Hospital PCL, NVDR(c)	5,504,100	32,854,001
Carabao Group PCL, NVDR	3,408,700	9,741,642
Central Pattana PCL, NVDR	19,192,200	38,131,370

Security	Shares	Value

Thailand (continued)
Central Plaza Hotel PCL, NVDR(a)	5,219,300	$8,341,291
Central Retail Corp. PCL, NVDR	18,072,717	22,867,457
CH Karnchang PCL, NVDR(c)	15,523,000	9,354,505
Charoen Pokphand Foods PCL, NVDR	33,434,000	20,999,440
Chularat Hospital PCL, NVDR(c)	86,998,400	9,207,399
CK Power PCL, NVDR(c)	30,214,400	3,623,799
CP ALL PCL, NVDR	54,654,900	95,858,619
Delta Electronics Thailand PCL, NVDR(c)	2,902,900	74,842,580
Dynasty Ceramic PCL, NVDR(c)	79,320,720	5,071,878
Eastern Polymer Group PCL, NVDR(c)	15,702,700	3,708,725
Electricity Generating PCL, NVDR	2,176,700	10,530,056
Energy Absolute PCL, NVDR(c)	15,731,900	34,838,652
Esso Thailand PCL, NVDR(c)	12,371,500	3,126,336
GFPT PCL, NVDR	10,255,700	3,540,297
Global Power Synergy PCL, NVDR	6,623,200	12,741,451
Gulf Energy Development PCL, NVDR	28,709,444	42,664,593
Gunkul Engineering PCL, NVDR(c)	52,508,341	6,205,978
Hana Microelectronics PCL, NVDR(c)	5,839,200	9,533,233
Home Product Center PCL, NVDR	58,497,675	23,158,904
Indorama Ventures PCL, NVDR	16,707,700	17,363,840
Intouch Holdings PCL, NVDR	11,064,825	22,145,578
IRPC PCL, NVDR	103,744,700	8,391,654
Jasmine International PCL, NVDR(a)(c)	73,519,800	4,616,957
Jay Mart PCL, NVDR(c)	5,237,000	4,181,193
JMT Network Services PCL, NVDR	6,463,700	8,500,307
Kasikornbank PCL, NVDR	5,291,100	20,505,604
KCE Electronics PCL, NVDR(c)	7,244,000	9,524,770
Khon Kaen Sugar Industry PCL, NVDR(c)	26,009,886	2,722,685
Kiatnakin Phatra Bank PCL, NVDR	5,266,800	9,943,085
Krung Thai Bank PCL, NVDR	32,725,800	16,017,861
Krungthai Card PCL, NVDR(c)	8,228,700	13,673,467
Land & Houses PCL, NVDR	69,372,700	19,235,046
Major Cineplex Group PCL, NVDR(c)	11,049,000	5,344,754
MBK PCL, NVDR(c)	11,934,800	5,640,927
Mega Lifesciences PCL, NVDR	5,109,700	6,649,358
Minor International PCL, NVDR(a)	31,381,060	29,729,207
Muangthai Capital PCL, NVDR	7,757,200	7,676,436
Origin Property PCL, NVDR(c)	17,269,100	5,812,578
Osotspa PCL, NVDR	12,485,800	11,390,255
Plan B Media PCL, NVDR(c)	31,929,288	8,848,040
Precious Shipping PCL, NVDR	9,986,800	4,209,368
Prima Marine PCL, NVDR(c)	20,268,600	4,414,476
PTG Energy PCL, NVDR(c)	12,026,500	4,762,987
PTT Exploration & Production PCL, NVDR	12,391,501	52,446,330
PTT Global Chemical PCL, NVDR	20,483,400	27,371,039
PTT Oil & Retail Business PCL, NVDR	27,893,700	17,284,613
PTT Public Company Ltd., NVDR	90,045,400	80,841,111
Quality Houses PCL, NVDR(c)	117,039,517	7,946,855
Ratch Group PCL, NVDR	8,039,100	9,270,368
Ratchthani Leasing PCL, NVDR(c)	36,117,225	4,045,507
Regional Container Lines PCL, NVDR(c)	5,050,000	4,463,234
RS PCL, NVDR(c)	7,075,900	3,082,979
SCB X PCL, NVS(c)	8,002,400	23,540,645
SCG Packaging PCL, NVDR	12,029,100	17,693,698
Siam Cement PCL (The), NVDR	7,189,400	66,505,858
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	3,441,537
Singha Estate PCL, NVDR(a)(c)	60,630,200	3,430,632
Sino-Thai Engineering & Construction PCL, NVDR	14,443,828	5,515,542
Sri Trang Agro-Industry PCL, NVDR(c)	10,165,260	7,259,066
Sri Trang Gloves Thailand PCL, NVDR(c)	10,869,200	3,412,408

S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Srisawad Corp. PCL, NVDR	6,948,749	$10,609,551
Supalai PCL, NVDR	15,495,200	9,994,400
Super Energy Corp. PCL, NVDR(c)	205,802,700	3,374,993
Thai Oil PCL, NVDR(c)	10,298,700	14,686,580
Thai Union Group PCL, NVDR	25,861,700	11,633,413
Thai Vegetable Oil PCL, NVDR(c)	7,975,610	6,318,879
Thanachart Capital PCL, NVDR	5,345,000	6,464,501
Thonburi Healthcare Group PCL, NVDR(c)	3,891,700	7,679,970
Thoresen Thai Agencies PCL, NVDR(c)	15,203,100	3,375,758
TPI Polene PCL, NVDR(c)	80,091,000	3,897,518
True Corp. PCL, NVDR	113,277,611	16,507,048
TTW PCL, NVDR(c)	28,109,600	7,436,770
WHA Corp. PCL, NVDR	102,301,400	11,401,603

		1,563,597,015

Turkey — 0.8%
Akbank TAS	29,779,729	27,536,586
Aksa Akrilik Kimya Sanayii AS(c)	1,462,464	7,093,551
Alarko Holding AS(c)	1,669,557	6,966,080
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,502,635	7,372,004
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	6,627,493	19,346,349
BIM Birlesik Magazalar AS	4,234,188	30,538,241
Dogan Sirketler Grubu Holding AS(c)	16,902,061	8,378,461
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	41,399,560	18,376,126
Enerjisa Enerji AS(b)	3,641,460	6,199,688
Eregli Demir ve Celik Fabrikalari TAS	13,498,679	31,463,493
Ford Otomotiv Sanayi AS(c)	679,100	19,809,772
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	263,276	3,493,617
Haci Omer Sabanci Holding AS	10,031,800	23,146,218
Hektas Ticaret TAS(a)	10,338,972	19,468,035
Is Gayrimenkul Yatirim Ortakligi AS(a)(c)	6,768,107	3,720,040
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(c)	8,985,781	10,723,107
KOC Holding AS	7,145,507	29,268,255
Kontrolmatik Enerji Ve Muhendislik AS, NVS	641,266	5,466,975
Koza Altin Isletmeleri AS	10,185,272	13,178,997
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,789,862	6,729,237
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	878,161	4,859,297
Migros Ticaret AS(a)	1,290,588	9,880,660
MLP Saglik Hizmetleri AS(a)(b)	864,455	3,542,233
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	9,945,678	3,960,733
Pegasus Hava Tasimaciligi AS(a)	522,592	14,056,450
Petkim Petrokimya Holding AS(a)(c)	11,532,055	10,267,547
Sasa Polyester Sanayi AS(a)	4,016,072	23,392,530
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	596,648	2,496,471
Sok Marketler Ticaret AS(a)(c)	3,149,819	4,259,803
TAV Havalimanlari Holding AS(a)	2,591,690	10,282,376
Tekfen Holding AS(c)	2,768,134	5,275,041
Turk Hava Yollari AO(a)	5,642,638	42,873,508
Turkcell Iletisim Hizmetleri AS	11,084,819	18,686,210
Turkiye Is Bankasi AS, Class C	32,708,763	19,629,778
Turkiye Petrol Rafinerileri AS(a)(c)	1,282,631	40,220,480
Turkiye Sinai Kalkinma Bankasi AS(a)	17,703,080	3,712,880
Turkiye Sise ve Cam Fabrikalari AS	13,846,979	34,645,521
Ulker Biskuvi Sanayi AS(a)	2,334,620	3,805,115
Yapi ve Kredi Bankasi AS	27,084,640	14,353,480

		568,474,945

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	26,625,297	60,702,104
Abu Dhabi Islamic Bank PJSC	13,298,907	37,778,353

Security	Shares	Value

United Arab Emirates (continued)
Abu Dhabi National Oil Co. for Distribution PJSC	28,241,241	$33,215,039
Agthia Group PJSC	2,852,408	3,183,599
Air Arabia PJSC	25,222,017	15,443,083
Al Yah Satellite Communications Co.	12,256,351	8,940,209
Aldar Properties PJSC	36,502,376	46,646,918
Amanat Holdings PJSC	25,189,049	6,583,400
Aramex PJSC	6,132,112	6,010,074
Dana Gas PJSC	42,434,889	9,124,859
Dubai Financial Market PJSC	15,542,734	6,082,066
Dubai Investments PJSC	22,838,310	14,230,815
Dubai Islamic Bank PJSC	24,935,727	38,947,697
Emaar Properties PJSC	60,676,923	92,411,031
Emirates Central Cooling Systems Corp.(a)	17,230,732	7,411,875
Emirates NBD Bank PJSC	18,116,781	67,001,549
Emirates Telecommunications Group Co. PJSC	32,154,008	223,224,852
First Abu Dhabi Bank PJSC	40,922,752	156,786,248
Multiply Group(a)	30,857,917	33,559,965
National Central Cooling Co. PJSC	1,524,932	1,236,413
Q Holding PJSC(a)	18,888,372	14,223,318
Taaleem Holdings PSC, NVS	597,529	432,721

		883,176,188

Total Common Stocks — 97.6% (Cost: $66,773,035,574)		66,148,804,073

Preferred Stocks

Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	2,258,340	4,067,682
Azul SA, Preference Shares, NVS	2,905,028	3,956,269
Banco ABC Brasil SA, Preference Shares, NVS	1,473,411	5,107,949
Banco Bradesco SA, Preference Shares, NVS	48,520,705	121,221,828
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,590,860	4,943,738
Banco Pan SA, Preference Shares, NVS	3,552,274	3,487,511
Bradespar SA, Preference Shares, NVS	2,396,325	12,660,297
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,364,196	16,243,137
Cia de Saneamento do Parana, Preference Shares, NVS	2,405,834	1,566,989
Cia Energetica de Minas Gerais, Preference Shares, NVS	12,416,881	24,855,344
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	380,961	4,180,387
Gerdau SA, Preference Shares, NVS	10,342,340	56,556,971
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	2,635,530	2,783,807
Itau Unibanco Holding SA, Preference Shares, NVS	44,085,565	214,135,541
Itausa SA, Preference Shares, NVS	47,354,357	74,439,897
Marcopolo SA, Preference Shares, NVS	6,952,663	4,196,471
Metalurgica Gerdau SA, Preference Shares, NVS	7,233,919	17,382,021
Petroleo Brasileiro SA, Preference Shares, NVS	43,008,036	207,340,884
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,642,170	4,017,166
Unipar Carbocloro SA, Class B, Preference Shares, NVS	547,084	8,285,494
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,309,254	6,926,282

		798,355,665

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,799,828	$11,801,382
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,327,259	118,458,691

		130,260,073

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,435,054	28,128,477

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	58,972,077	7,858

South Korea — 0.5%
Hyundai Motor Co. Preference Shares, NVS	204,226	14,218,827
Series 2, Preference Shares, NVS	317,599	22,563,827
LG Chem Ltd., Preference Shares, NVS	73,050	16,204,477
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,538,910	303,999,247

		356,986,378

Total Preferred Stocks — 1.9% (Cost: $1,363,589,371)		1,313,738,451

Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	576,845	1

Total Rights — 0.0% (Cost: $—)		1

Total Long-Term Investments — 99.5% (Cost: $68,136,624,945)		67,462,542,525

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(g)(h)(i)	2,645,010,204	$2,646,597,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(g)(h)	40,420,000	40,420,000

Total Short-Term Securities — 4.0% (Cost: $2,685,200,067)		2,687,017,210

Total Investments — 103.5% (Cost: $70,821,825,012)		70,149,559,735

Liabilities in Excess of Other Assets — (3.5)%		(2,367,614,113)

Net Assets — 100.0%		$67,781,945,622

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,641,820, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,638,128,613	$7,638,995	(a)	$—		$214,466	$615,136	$2,646,597,210	2,645,010,204	$32,707,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	589,510,000	—		(549,090,000	)(a)	—	—	40,420,000	40,420,000	4,206,395		109

						$214,466	$615,136	$2,687,017,210		$36,913,599		$109

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	5,844	03/17/23	$281,359	$(2,356,143)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,356,143	$—	$—	$—	$2,356,143

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(9,184,391)	$—	$—	$—	$(9,184,391)
Forward foreign currency exchange contracts	—	—	—	(7,682)	—	—	(7,682)

	$—	$—	$(9,184,391)	$(7,682)	$—	$—	$(9,192,073)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$5,089,746	$—	$—	$—	$5,089,746

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$508,650,503

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$8,063,390,437	$58,023,188,759	$62,224,877	$66,148,804,073
Preferred Stocks	838,285,524	475,445,069	7,858	1,313,738,451
Rights	—	1	—	1
Short-Term Securities
Money Market Funds	2,687,017,210	—	—	2,687,017,210

	$11,588,693,171	$58,498,633,829	$62,232,735	$70,149,559,735

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Core MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,356,143)	$—	$—	$(2,356,143)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.6%
Ambev SA	108,158	$276,621
Atacadao SA	12,502	32,118
B3 SA - Brasil, Bolsa, Balcao	153,455	309,228
Banco Bradesco SA	23,829	52,979
Banco BTG Pactual SA	31,868	122,957
Banco do Brasil SA	21,103	162,441
Banco Santander Brasil SA	8,742	47,305
BB Seguridade Participacoes SA	18,330	119,774
CCR SA	36,284	76,166
Centrais Eletricas Brasileiras SA	31,067	203,654
Cia. de Saneamento Basico do Estado de Sao Paulo	8,225	81,300
Cia. Siderurgica Nacional SA	15,933	50,732
Cosan SA	31,725	90,774
CPFL Energia SA	5,781	33,446
Energisa SA	5,261	38,879
Eneva SA(a)	21,432	46,790
Engie Brasil Energia SA	7,823	58,694
Equatorial Energia SA	26,179	127,158
Hapvida Participacoes e Investimentos SA(a)(b)	115,150	98,754
Hypera SA	11,045	87,867
JBS SA	17,108	62,708
Klabin SA	19,411	72,150
Localiza Rent a Car SA	18,621	197,362
Localiza Rent a Car SA, NVS	81	820
Lojas Renner SA	24,205	86,224
Magazine Luiza SA(a)	81,874	56,142
Natura & Co. Holding SA	20,915	61,202
Petro Rio SA(a)	19,834	127,669
Petroleo Brasileiro SA	92,919	510,256
Raia Drogasil SA	23,359	101,191
Rede D’Or Sao Luiz SA(b)	14,272	69,650
Rumo SA	36,002	123,503
Sendas Distribuidora SA	22,090	76,538
Suzano SA	18,988	173,144
Telefonica Brasil SA	12,361	91,938
Tim SA	20,868	48,867
TOTVS SA	13,959	72,762
Ultrapar Participacoes SA	17,296	43,542
Vale SA	93,154	1,518,093
Vibra Energia SA	27,871	78,735
WEG SA	43,710	326,941

		6,017,074
China — 63.5%
360 DigiTech Inc.	1,974	40,191
360 Security Technology Inc., Class A	23,531	36,512
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	14,828
3SBio Inc.(b)	47,000	46,607
AAC Technologies Holdings Inc.(a)	24,500	54,756
Advanced Micro-Fabrication Equipment Inc., Class A(a)	2,300	34,843
AECC Aviation Power Co. Ltd., Class A	4,700	31,022
Agricultural Bank of China Ltd., Class A	112,800	47,551
Agricultural Bank of China Ltd., Class H	705,000	244,422
Aier Eye Hospital Group Co. Ltd., Class A	13,809	61,995
Air China Ltd., Class A(a)	18,800	30,049
Alibaba Group Holding Ltd.(a)	366,620	4,029,682
Alibaba Health Information Technology Ltd.(a)	128,000	91,651
Aluminum Corp. of China Ltd., Class A	28,200	22,438

Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H	94,000	$47,999
Anhui Conch Cement Co. Ltd., Class A	4,700	20,752
Anhui Conch Cement Co. Ltd., Class H	23,500	86,276
Anhui Gujing Distillery Co. Ltd., Class B	4,700	80,793
ANTA Sports Products Ltd.	29,440	388,762
Autohome Inc., ADR	1,833	55,906
AVIC Industry-Finance Holdings Co. Ltd., Class A	42,399	26,540
AviChina Industry & Technology Co. Ltd., Class H	76,000	36,236
Baidu Inc.(a)	54,056	929,402
Bank of Beijing Co. Ltd., Class A	32,990	20,552
Bank of Chengdu Co. Ltd., Class A	4,700	9,720
Bank of China Ltd., Class A	52,800	24,541
Bank of China Ltd., Class H	1,927,000	706,731
Bank of Communications Co. Ltd., Class A	65,800	46,391
Bank of Communications Co. Ltd., Class H	188,200	111,275
Bank of Hangzhou Co. Ltd., Class A	14,199	24,793
Bank of Jiangsu Co. Ltd., Class A	18,860	19,512
Bank of Nanjing Co. Ltd., Class A	23,500	33,509
Bank of Ningbo Co. Ltd., Class A	10,310	43,753
Bank of Shanghai Co. Ltd., Class A	37,690	32,429
Baoshan Iron & Steel Co. Ltd., Class A	47,000	44,493
BBMG Corp., Class A	18,800	7,061
BeiGene Ltd.(a)	15,886	275,357
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	14,100	16,706
Beijing Enlight Media Co. Ltd., Class A	9,400	10,267
Beijing Enterprises Water Group Ltd.	94,000	23,603
Beijing Kingsoft Office Software Inc., Class A	378	15,832
Beijing New Building Materials PLC, Class A	4,700	20,319
Bilibili Inc.(a)	4,845	93,776
BOC Aviation Ltd.(b)	4,700	33,955
BOE Technology Group Co. Ltd., Class A	70,500	42,247
Bosideng International Holdings Ltd.	94,000	52,144
BYD Co. Ltd., Class A	3,900	145,913
BYD Co. Ltd., Class H	23,500	631,780
BYD Electronic International Co. Ltd.	24,500	71,439
Caitong Securities Co. Ltd., Class A	12,820	14,215
CGN Power Co. Ltd., Class H(b)	282,000	63,250
Changchun High & New Technology Industry Group Inc., Class A	810	22,963
Changjiang Securities Co. Ltd., Class A	23,500	19,111
Chaozhou Three-Circle Group Co. Ltd., Class A	4,700	21,514
China Baoan Group Co. Ltd., Class A	9,400	17,282
China Cinda Asset Management Co. Ltd., Class H	141,000	18,326
China CITIC Bank Corp. Ltd., Class H	188,000	86,980
China Coal Energy Co. Ltd., Class H	47,000	36,370
China Communications Services Corp. Ltd., Class H	94,800	36,858
China Conch Venture Holdings Ltd.	47,000	94,586
China Construction Bank Corp., Class A	9,400	7,629
China Construction Bank Corp., Class H	2,397,370	1,465,458
China CSSC Holdings Ltd., Class A	9,400	32,293
China Eastern Airlines Corp. Ltd., Class A(a)	23,500	18,364
China Energy Engineering Corp. Ltd.	37,600	12,876
China Everbright Bank Co. Ltd., Class A	75,200	32,244
China Everbright Environment Group Ltd.	94,000	38,123
China Evergrande Group(a)(c)(d)	114,000	13,728
China Feihe Ltd.(b)	96,000	76,945
China Galaxy Securities Co. Ltd., Class H	47,000	23,427
China Gas Holdings Ltd.	76,400	106,835
China Greatwall Technology Group Co. Ltd., Class A	9,400	17,588
China Hongqiao Group Ltd.	70,500	75,407

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(b)	37,600	$80,956
China Jinmao Holdings Group Ltd.	152,000	29,496
China Jushi Co. Ltd., Class A	9,473	20,653
China Lesso Group Holdings Ltd.	27,000	28,479
China Life Insurance Co. Ltd., Class A	4,793	24,665
China Life Insurance Co. Ltd., Class H	188,000	318,907
China Literature Ltd.(a)(b)	9,400	40,248
China Longyuan Power Group Corp. Ltd., Class H	94,000	115,308
China Medical System Holdings Ltd.	47,000	70,756
China Mengniu Dairy Co. Ltd.	94,000	413,757
China Merchants Bank Co. Ltd., Class A	32,300	173,489
China Merchants Bank Co. Ltd., Class H	94,456	512,566
China Merchants Port Holdings Co. Ltd.	48,000	67,287
China Merchants Securities Co. Ltd., Class A	14,150	28,465
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	10,581	22,549
China Minsheng Banking Corp. Ltd., Class A	47,000	23,059
China Minsheng Banking Corp. Ltd., Class H	141,000	48,695
China National Building Material Co. Ltd., Class H	94,000	83,343
China National Chemical Engineering Co. Ltd., Class A	18,800	24,397
China National Nuclear Power Co. Ltd., Class A	37,600	32,795
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,700	19,645
China Oilfield Services Ltd., Class H	44,000	46,952
China Overseas Land & Investment Ltd.	94,300	234,099
China Pacific Insurance Group Co. Ltd., Class A	9,400	37,372
China Pacific Insurance Group Co. Ltd., Class H	56,400	149,604
China Petroleum & Chemical Corp., Class A	47,000	31,486
China Petroleum & Chemical Corp., Class H	658,600	336,002
China Power International Development Ltd.	141,000	55,914
China Railway Group Ltd., Class A	32,900	28,599
China Railway Group Ltd., Class H	94,000	48,992
China Renewable Energy Investment Ltd.(c)	7,709	—
China Resources Beer Holdings Co. Ltd.	38,000	281,127
China Resources Cement Holdings Ltd.	96,000	51,656
China Resources Gas Group Ltd.	18,800	79,330
China Resources Land Ltd.	94,444	419,640
China Resources Mixc Lifestyle Services Ltd.(b)	18,800	103,213
China Resources Pharmaceutical Group Ltd.(b)	47,000	38,656
China Resources Power Holdings Co. Ltd.	48,200	98,421
China Ruyi Holdings Ltd.(a)(d)	188,000	46,722
China Shenhua Energy Co. Ltd., Class A	9,400	37,878
China Shenhua Energy Co. Ltd., Class H	70,500	212,055
China Southern Airlines Co. Ltd., Class A(a)	14,100	16,026
China Southern Airlines Co. Ltd., Class H(a)	46,000	33,542
China State Construction Engineering Corp. Ltd., Class A	70,500	57,030
China Taiping Insurance Holdings Co. Ltd.	37,640	44,488
China Three Gorges Renewables Group Co. Ltd., Class A	56,400	45,374
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	113,778
China Tower Corp. Ltd., Class H(b)	940,000	101,803
China Traditional Chinese Medicine Holdings Co. Ltd.	94,000	48,773
China United Network Communications Ltd., Class A	57,000	43,316
China Vanke Co. Ltd., Class A	14,138	34,819
China Vanke Co. Ltd., Class H	42,301	73,959
China Yangtze Power Co. Ltd., Class A	37,656	114,693
China Zheshang Bank Co. Ltd., Class A(a)	28,200	11,850
Chinasoft International Ltd.	94,000	67,510
Chongqing Changan Automobile Co. Ltd., Class A	18,652	35,949
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	55,414
Chow Tai Fook Jewellery Group Ltd.	47,000	91,093

Security	Shares	Value

China (continued)
CITIC Ltd.	141,000	$155,574
CITIC Securities Co. Ltd., Class A	18,975	56,369
CITIC Securities Co. Ltd., Class H	47,050	99,676
CMOC Group Ltd., Class A	42,300	35,967
CMOC Group Ltd., Class H	108,000	60,815
Contemporary Amperex Technology Co. Ltd., Class A	4,300	249,135
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	9,400	19,585
COSCO SHIPPING Holdings Co. Ltd., Class A	18,970	29,418
COSCO SHIPPING Holdings Co. Ltd., Class H	70,849	73,486
Country Garden Holdings Co. Ltd.(d)	241,046	73,920
Country Garden Services Holdings Co. Ltd.	47,000	87,512
CRRC Corp. Ltd., Class A	45,600	37,400
CRRC Corp. Ltd., Class H	114,000	52,160
CSC Financial Co. Ltd., Class A	9,400	36,209
CSPC Pharmaceutical Group Ltd.	188,160	202,140
Dali Foods Group Co. Ltd.(b)	70,500	28,515
Daqin Railway Co. Ltd., Class A	23,500	22,956
Daqo New Energy Corp., ADR(a)(d)	1,966	86,858
DHC Software Co. Ltd., Class A	23,500	22,226
Dongfang Electric Corp. Ltd., Class A	9,400	26,676
Dongfeng Motor Group Co. Ltd., Class H	94,000	48,022
Dongxing Securities Co. Ltd., Class A	9,499	11,741
Dongyue Group Ltd.	47,000	53,227
East Money Information Co. Ltd., Class A	23,374	70,181
ENN Energy Holdings Ltd.	19,500	277,597
ENN Natural Gas Co. Ltd., Class A	9,400	26,113
Eve Energy Co. Ltd., Class A	4,700	49,063
Everbright Securities Co. Ltd., Class A	9,497	21,369
Fangda Carbon New Material Co. Ltd., Class A(a)	18,840	18,134
Far East Horizon Ltd.	51,000	45,113
First Capital Securities Co. Ltd., Class A	9,400	8,090
Flat Glass Group Co. Ltd., Class A	4,700	23,349
Focus Media Information Technology Co. Ltd., Class A	32,939	30,933
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,351	63,312
Fosun International Ltd.(d)	47,000	38,453
Foxconn Industrial Internet Co. Ltd., Class A	18,800	25,971
Fujian Sunner Development Co. Ltd., Class A	4,700	16,780
Fuyao Glass Industry Group Co. Ltd., Class A	4,700	25,079
Fuyao Glass Industry Group Co. Ltd., Class H(b)	19,600	87,834
Ganfeng Lithium Co. Ltd., Class H(b)(d)	9,400	65,662
Ganfeng Lithium Group Co. Ltd., Class A	4,700	48,896
GCL-Poly Energy Holdings Ltd.(a)	517,000	133,135
GD Power Development Co. Ltd., Class A(a)	51,700	29,222
GDS Holdings Ltd., Class A(a)	20,232	48,943
Geely Automobile Holdings Ltd.	141,000	183,184
GEM Co. Ltd., Class A	14,199	16,100
Gemdale Corp., Class A	9,400	13,082
Genscript Biotech Corp.(a)	42,000	114,962
GF Securities Co. Ltd., Class A	14,100	33,062
GF Securities Co. Ltd., Class H	18,800	26,692
GoerTek Inc., Class A	9,400	29,097
Great Wall Motor Co. Ltd., Class A	4,700	23,318
Great Wall Motor Co. Ltd., Class H	70,500	93,558
Gree Electric Appliances Inc. of Zhuhai, Class A	4,700	23,988
Greentown China Holdings Ltd.	23,500	32,132
Greentown Service Group Co. Ltd.	56,000	37,367
Guangdong Haid Group Co. Ltd., Class A	4,700	42,933
Guangdong Investment Ltd.	94,000	94,991
Guanghui Energy Co. Ltd., Class A	18,800	29,124

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	94,235	$60,087
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,700	21,353
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,700	30,363
Guosen Securities Co. Ltd., Class A	18,800	26,099
Guotai Junan Securities Co. Ltd., Class A	18,800	38,645
Guoyuan Securities Co. Ltd., Class A	14,120	14,300
H World Group Ltd., ADR	4,841	229,318
Haidilao International Holding Ltd.(a)(b)	22,000	60,934
Haier Smart Home Co. Ltd., Class A	9,479	35,901
Haier Smart Home Co. Ltd., Class H	56,400	199,604
Haitian International Holdings Ltd.	16,000	41,820
Haitong Securities Co. Ltd., Class A	14,100	18,558
Haitong Securities Co. Ltd., Class H	37,600	24,198
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,658
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	4,700	53,976
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	17,894
Hengan International Group Co. Ltd.	23,500	108,083
Hengli Petrochemical Co. Ltd., Class A	9,400	23,879
Hengyi Petrochemical Co. Ltd., Class A	28,230	32,959
Hesteel Co. Ltd., Class A	56,400	20,446
Huadian Power International Corp. Ltd., Class A	14,100	11,632
Huadong Medicine Co. Ltd., Class A	4,700	32,453
Hualan Biological Engineering Inc., Class A	4,750	15,151
Huaneng Power International Inc., Class A(a)	14,100	16,567
Huaneng Power International Inc., Class H(a)	94,000	46,261
Huatai Securities Co. Ltd., Class A	18,800	34,079
Huatai Securities Co. Ltd., Class H(b)	9,400	10,581
Huaxia Bank Co. Ltd., Class A	23,500	17,650
Huaxin Cement Co. Ltd., Class A	4,700	11,799
Huayu Automotive Systems Co. Ltd., Class A	9,499	25,843
Hunan Valin Steel Co. Ltd., Class A	14,100	11,384
Hundsun Technologies Inc., Class A	6,200	39,621
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(d)	9,400	68,485
Iflytek Co. Ltd., Class A	4,729	32,850
Industrial & Commercial Bank of China Ltd., Class A	65,800	40,707
Industrial & Commercial Bank of China Ltd., Class H	1,410,050	703,561
Industrial Bank Co. Ltd., Class A	28,200	68,601
Industrial Securities Co. Ltd., Class A	18,600	17,204
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	75,200	22,200
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	37,600	23,913
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,400	41,217
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,200	38,025
Innovent Biologics Inc.(a)(b)	23,500	114,295
Inspur Electronic Information Industry Co. Ltd., Class A	7,383	41,360
iQIYI Inc., ADR(a)	7,822	60,464
JA Solar Technology Co. Ltd., Class A	6,700	58,768
JD Health International Inc.(a)(b)	28,200	197,407
JD.com Inc., Class A	51,720	1,149,732
Jiangsu Eastern Shenghong Co. Ltd., Class A	9,400	20,973
Jiangsu Expressway Co. Ltd., Class H	38,000	36,327
Jiangsu Hengrui Medicine Co. Ltd., Class A	9,168	57,384
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	70,813
Jiangsu Zhongtian Technology Co. Ltd., Class A	9,400	21,715
Jiumaojiu International Holdings Ltd.(b)	28,000	67,659
JOYY Inc., ADR	1,269	39,847
Kanzhun Ltd., ADR(a)	4,888	98,493
KE Holdings Inc., ADR(a)	16,544	301,928
Kingboard Holdings Ltd.	23,500	83,898

Security	Shares	Value

China (continued)
Kingboard Laminates Holdings Ltd.(d)	23,500	$29,306
Kingdee International Software Group Co. Ltd.(a)	47,000	87,818
Kingsoft Corp. Ltd.	27,600	91,125
Kuaishou Technology(a)(b)	42,300	283,472
Kunlun Energy Co. Ltd.	94,000	75,317
Kweichow Moutai Co. Ltd., Class A	2,000	522,446
LB Group Co. Ltd., Class A	4,700	14,795
Legend Biotech Corp., ADR(a)	1,410	65,114
Lenovo Group Ltd.	188,000	169,182
Lens Technology Co. Ltd., Class A	14,100	25,823
Lepu Medical Technology Beijing Co. Ltd., Class A	9,400	31,732
Li Auto Inc.(a)	27,918	329,409
Li Ning Co. Ltd.	61,000	520,495
Lingyi iTech Guangdong Co., Class A(a)	18,800	15,483
Longfor Group Holdings Ltd.(b)	47,000	134,544
LONGi Green Energy Technology Co. Ltd., Class A	9,548	60,803
Lufax Holding Ltd., ADR	17,860	38,578
Luxshare Precision Industry Co. Ltd., Class A	9,902	42,556
Luzhou Laojiao Co. Ltd., Class A	2,800	100,536
Mango Excellent Media Co. Ltd., Class A	4,700	22,637
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	18,853	17,804
Meituan, Class B(a)(b)	123,560	2,144,375
Metallurgical Corp. of China Ltd., Class A	28,200	13,839
Microport Scientific Corp.(a)	18,800	53,336
Muyuan Foods Co. Ltd., Class A	9,878	70,313
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	6,245	15,519
NARI Technology Co. Ltd., Class A	14,124	53,359
NavInfo Co. Ltd., Class A	9,408	17,628
NetEase Inc.	47,075	731,567
New China Life Insurance Co. Ltd., Class A	4,700	21,079
New China Life Insurance Co. Ltd., Class H	14,100	34,172
New Hope Liuhe Co. Ltd., Class A(a)	9,400	17,834
New Oriental Education & Technology Group Inc.(a)	32,930	126,987
Nine Dragons Paper Holdings Ltd.	47,000	38,299
Ninestar Corp., Class A	4,700	36,461
Ningbo Shanshan Co. Ltd.	4,700	12,087
Ningxia Baofeng Energy Group Co. Ltd., Class A	14,100	32,061
NIO Inc., ADR(a)	34,733	326,143
Nongfu Spring Co. Ltd., Class H(b)	47,000	263,819
Offshore Oil Engineering Co. Ltd., Class A	4,724	4,630
Orient Overseas International Ltd.(d)	4,000	64,253
Orient Securities Co. Ltd., Class A	18,888	27,717
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	23,500	18,875
People’s Insurance Co. Group of China Ltd. (The), Class A	23,500	17,649
People’s Insurance Co. Group of China Ltd. (The), Class H	141,000	44,580
Perfect World Co. Ltd., Class A	9,450	19,328
PetroChina Co. Ltd., Class A	23,500	17,651
PetroChina Co. Ltd., Class H	470,000	239,765
Pharmaron Beijing Co. Ltd., Class H(b)	7,750	43,459
PICC Property & Casualty Co. Ltd., Class H	188,322	165,413
Pinduoduo Inc., ADR(a)	12,408	1,088,554
Ping An Bank Co. Ltd., Class A	28,200	55,822
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	14,700	33,688
Ping An Insurance Group Co. of China Ltd., Class A	14,100	97,860
Ping An Insurance Group Co. of China Ltd., Class H	164,500	1,122,965
Poly Developments and Holdings Group Co. Ltd., Class A	14,100	30,623

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pop Mart International Group Ltd.(b)(d)	18,800	$52,377
Postal Savings Bank of China Co. Ltd., Class A	42,300	27,515
Postal Savings Bank of China Co. Ltd., Class H(b)	188,000	112,951
Power Construction Corp. of China Ltd., Class A	28,200	29,134
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	9,400	33,486
Rongsheng Petrochemical Co. Ltd., Class A	18,850	36,655
SAIC Motor Corp. Ltd., Class A	14,100	30,488
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	46,905
Sany Heavy Industry Co. Ltd., Class A	14,153	38,144
Sealand Securities Co. Ltd., Class A	14,100	7,072
SF Holding Co. Ltd., Class A	4,700	36,397
Shaanxi Coal Industry Co. Ltd., Class A	18,805	54,116
Shandong Gold Mining Co. Ltd., Class A	9,480	25,903
Shandong Gold Mining Co. Ltd., Class H(b)	23,500	40,299
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,740	35,033
Shandong Nanshan Aluminum Co. Ltd., Class A	51,700	26,855
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	56,400	91,039
Shanghai Baosight Software Co. Ltd., Class B	18,600	60,629
Shanghai Construction Group Co. Ltd., Class A	14,100	5,499
Shanghai Electric Group Co. Ltd., Class A(a)	47,000	28,322
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	22,790
Shanghai Fudan Microelectronics Group Co. Ltd.	3,196	33,082
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	28,276	22,065
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	13,360
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	41,442
Shanghai Pudong Development Bank Co. Ltd., Class A	42,300	43,697
Shanghai RAAS Blood Products Co. Ltd., Class A	28,600	25,514
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	9,400	10,605
Shanxi Coking Coal Energy Group Co. Ltd., Class A	14,100	26,403
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,452	30,345
Shanxi Meijin Energy Co. Ltd., Class A	9,400	12,707
Shanxi Securities Co. Ltd., Class A	14,560	12,134
Shanxi Taigang Stainless Steel Co. Ltd., Class A	14,100	9,695
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	96,068
Shenghe Resources Holding Co. Ltd., Class A	4,700	10,834
Shengyi Technology Co. Ltd., Class A	9,400	24,517
Shenwan Hongyuan Group Co. Ltd., Class A	61,194	37,121
Shenzhen Energy Group Co. Ltd., Class A	10,820	9,693
Shenzhen Inovance Technology Co. Ltd., Class A	4,797	50,535
Shenzhen International Holdings Ltd.	23,500	20,425
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	99,255
Shenzhen Overseas Chinese Town Co. Ltd., Class A	14,100	10,759
Shenzhen Transsion Holding Co. Ltd., Class A	2,100	24,368
Shenzhou International Group Holdings Ltd.	18,800	205,701
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	20,288
Shimao Group Holdings Ltd.(a)	17,478	4,453
Sichuan Chuantou Energy Co. Ltd., Class A	14,105	26,344
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,400	39,017
Sichuan Road & Bridge Co. Ltd., Class A	14,120	25,818
Sino Biopharmaceutical Ltd.	252,000	130,105
Sinopec Shanghai Petrochemical Co. Ltd., Class A	18,800	8,838
Sinopharm Group Co. Ltd., Class H	37,600	100,705
Smoore International Holdings Ltd.(b)(d)	47,000	58,272
Songcheng Performance Development Co. Ltd., Class A	9,580	21,614
SooChow Securities Co. Ltd., Class A	18,852	19,091
Sunac China Holdings Ltd.(a)(c)	114,000	20,695
Sunny Optical Technology Group Co. Ltd.	18,900	214,928

Security	Shares	Value

China (continued)
Sunwoda Electronic Co. Ltd., Class A	3,000	$9,314
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,700	19,700
TAL Education Group, ADR(a)	9,492	66,729
TBEA Co. Ltd., Class A	9,400	29,160
TCL Technology Group Corp., Class A	23,500	14,995
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	9,400	58,924
Tencent Holdings Ltd.	154,600	6,791,330
Tencent Music Entertainment Group, ADR(a)	15,604	117,654
Tianma Microelectronics Co. Ltd., Class A	14,100	19,396
Tianshui Huatian Technology Co. Ltd., Class A	23,700	32,630
Tingyi Cayman Islands Holding Corp.(d)	64,000	103,397
Tongcheng Travel Holdings Ltd.(a)	37,600	74,635
TongFu Microelectronics Co. Ltd., Class A(a)	4,700	15,083
Tongling Nonferrous Metals Group Co. Ltd., Class A	51,700	25,107
Tongwei Co. Ltd., Class A	9,495	57,264
Topsports International Holdings Ltd.(b)	47,000	41,109
TravelSky Technology Ltd., Class H	30,000	59,217
Trina Solar Co. Ltd.	4,300	38,185
Trip.com Group Ltd., ADR(a)	13,630	484,546
Tsingtao Brewery Co. Ltd., Class H	16,000	157,916
Uni-President China Holdings Ltd.	47,000	41,209
Unisplendour Corp. Ltd., Class A	7,180	26,201
Vipshop Holdings Ltd., ADR(a)	11,045	164,460
Walvax Biotechnology Co. Ltd., Class A	4,700	25,834
Wanhua Chemical Group Co. Ltd., Class A	5,400	81,033
Want Want China Holdings Ltd.	94,000	59,136
Weibo Corp., ADR(a)	1,363	28,187
Weichai Power Co. Ltd., Class A	11,400	20,370
Weichai Power Co. Ltd., Class H	47,100	69,908
Wens Foodstuffs Group Co. Ltd., Class A	14,140	40,219
Western Securities Co. Ltd., Class A	14,100	13,433
Will Semiconductor Co. Ltd. Shanghai, Class A	3,375	41,730
Wingtech Technology Co. Ltd., Class A	3,000	23,238
Wuhan Guide Infrared Co. Ltd., Class A	16,380	28,074
Wuliangye Yibin Co. Ltd., Class A	6,100	179,008
WUS Printed Circuit Kunshan Co. Ltd., Class A	14,160	33,374
WuXi AppTec Co. Ltd., Class A	4,728	56,309
WuXi AppTec Co. Ltd., Class H(b)	9,487	101,216
Wuxi Biologics Cayman Inc., New(a)(b)	94,000	658,014
XCMG Construction Machinery Co. Ltd., Class A	33,100	33,785
Xiamen C & D Inc., Class A	9,400	17,858
Xiaomi Corp., Class B(a)(b)	385,400	583,874
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,853	17,723
Xinyi Solar Holdings Ltd.	136,000	145,421
XPeng Inc.(a)	21,526	95,684
Xtep International Holdings Ltd.	47,000	53,163
Yankuang Energy Group Co. Ltd., Class H	58,000	174,948
Yihai International Holding Ltd.	19,000	55,313
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,700	31,075
Yonyou Network Technology Co. Ltd., Class A	9,230	30,924
Youngor Group Co. Ltd., Class A	4,700	4,451
Yuexiu Property Co. Ltd.	47,400	69,808
Yum China Holdings Inc.	10,340	607,268
Yunda Holding Co. Ltd., Class A	6,830	12,525
Yunnan Baiyao Group Co. Ltd., Class A	4,708	38,516
Yunnan Energy New Material Co. Ltd., Class A	1,700	30,681
Zai Lab Ltd., ADR(a)	2,303	85,556

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	$62,223
Zhaojin Mining Industry Co. Ltd., Class H(a)	23,500	24,678
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	14,100	8,913
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	20,288
Zhejiang Dahua Technology Co. Ltd., Class A	9,400	19,574
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,700	39,994
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,700	46,326
Zhejiang Juhua Co. Ltd., Class A	9,400	25,470
Zhejiang NHU Co. Ltd., Class A	9,243	25,214
Zheshang Securities Co. Ltd., Class A	9,400	13,953
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	18,800	54,129
Zhongsheng Group Holdings Ltd.	23,500	117,388
Zhongtai Securities Co. Ltd.	18,800	18,842
Zhuzhou CRRC Times Electric Co. Ltd.	14,100	64,252
Zijin Mining Group Co. Ltd., Class A	28,200	46,339
Zijin Mining Group Co. Ltd., Class H	157,000	237,598
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	23,600	22,762
ZTE Corp., Class A	4,700	21,768
ZTE Corp., Class H	18,848	55,999
ZTO Express Cayman Inc., ADR	10,810	260,089

		50,568,064
India — 26.1%
ABB India Ltd.	1,551	60,322
ACC Ltd.	1,622	33,952
Adani Enterprises Ltd.	4,220	69,557
Adani Green Energy Ltd.(a)	7,896	46,242
Adani Ports & Special Economic Zone Ltd.	12,831	91,860
Adani Power Ltd.(a)	19,364	34,202
Adani Total Gas Ltd.	6,672	54,690
Adani Transmission Ltd.(a)	6,543	50,769
Ambuja Cements Ltd.	15,369	63,545
Apollo Hospitals Enterprise Ltd.	2,538	135,029
Asian Paints Ltd.	9,165	313,268
AU Small Finance Bank Ltd.(b)	6,768	48,495
Aurobindo Pharma Ltd.	6,486	36,282
Avenue Supermarts Ltd.(a)(b)	4,230	174,682
Axis Bank Ltd.	55,638	567,445
Bajaj Auto Ltd.	1,645	72,804
Bajaj Finance Ltd.	6,862	506,696
Bajaj Finserv Ltd.	9,310	150,146
Bajaj Holdings & Investment Ltd.	656	49,598
Balkrishna Industries Ltd.	1,905	46,384
Bandhan Bank Ltd.(a)(b)	15,886	44,322
Bank of Baroda	25,380	48,815
Berger Paints India Ltd.	8,502	59,544
Bharat Electronics Ltd.	97,479	111,476
Bharat Forge Ltd.	6,139	60,539
Bharat Petroleum Corp. Ltd.	16,732	64,243
Bharti Airtel Ltd.	52,734	473,143
Britannia Industries Ltd.	2,397	129,334
Cholamandalam Investment and Finance Co. Ltd.	10,947	100,083
Cipla Ltd.	11,750	128,734
Coal India Ltd.	37,271	97,070
Colgate-Palmolive India Ltd.	1,974	35,168
Container Corp. of India Ltd.	7,097	50,654
Dabur India Ltd.	11,468	73,836
Divi’s Laboratories Ltd.	3,290	112,356

Security	Shares	Value

India (continued)
DLF Ltd.	16,638	$70,709
Dr. Reddy’s Laboratories Ltd.	2,679	139,616
Eicher Motors Ltd.	3,478	130,532
GAIL India Ltd.	52,678	65,392
Godrej Consumer Products Ltd.(a)	9,306	103,894
Godrej Properties Ltd.(a)	3,760	50,002
Grasim Industries Ltd.	6,674	127,309
Havells India Ltd.	6,815	98,610
HCL Technologies Ltd.	26,179	340,888
HDFC Life Insurance Co. Ltd.(b)	23,876	141,072
Hero MotoCorp Ltd.	2,538	74,222
Hindalco Industries Ltd.	36,566	176,393
Hindustan Petroleum Corp. Ltd.	19,364	50,449
Hindustan Unilever Ltd.	20,257	602,479
Housing Development Finance Corp. Ltd.	42,347	1,334,959
ICICI Bank Ltd.	127,417	1,317,991
ICICI Lombard General Insurance Co. Ltd.(b)	6,753	89,974
ICICI Prudential Life Insurance Co. Ltd.(b)	4,777	23,603
Indian Hotels Co. Ltd. (The)	25,239	94,785
Indian Oil Corp. Ltd.	36,942	33,988
Indian Railway Catering & Tourism Corp. Ltd.	8,742	64,343
Indraprastha Gas Ltd.	10,293	54,589
Indus Towers Ltd.	18,377	37,959
Info Edge India Ltd.	1,786	75,362
Infosys Ltd.	82,814	1,487,577
InterGlobe Aviation Ltd.(a)(b)	3,102	69,580
ITC Ltd.	74,260	338,231
Jindal Steel & Power Ltd.	11,233	74,615
JSW Steel Ltd.	17,014	137,319
Jubilant Foodworks Ltd.	9,870	52,565
Kotak Mahindra Bank Ltd.	13,301	277,910
Larsen & Toubro Infotech Ltd.(b)	2,517	143,594
Larsen & Toubro Ltd.	16,826	428,842
Lupin Ltd.	3,901	31,090
Mahindra & Mahindra Ltd.	21,244	325,948
Marico Ltd.	9,870	58,680
Maruti Suzuki India Ltd.	2,961	308,584
Mphasis Ltd.	1,833	45,078
MRF Ltd.	47	48,440
Muthoot Finance Ltd.	3,525	41,441
Nestle India Ltd.	846	190,948
NTPC Ltd.	81,075	167,224
Oil & Natural Gas Corp. Ltd.	65,048	119,353
Page Industries Ltd.	141	64,716
Petronet LNG Ltd.	16,920	45,498
PI Industries Ltd.	2,256	84,518
Pidilite Industries Ltd.	4,136	115,008
Power Grid Corp. of India Ltd.	68,244	183,324
Reliance Industries Ltd.	74,824	2,098,673
Samvardhana Motherson International Ltd.	50,760	48,865
SBI Cards & Payment Services Ltd.	5,029	45,620
SBI Life Insurance Co. Ltd.(b)	10,857	147,080
Shree Cement Ltd.	282	88,918
Shriram Transport Finance Co. Ltd.	5,546	80,644
Siemens Ltd.	1,974	77,478
SRF Ltd.	4,230	110,846
State Bank of India	45,120	285,038
Sun Pharmaceutical Industries Ltd.	24,158	279,383
Tata Consultancy Services Ltd.	22,513	901,331
Tata Consumer Products Ltd.	11,515	99,572

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Elxsi Ltd.	846	$62,661
Tata Motors Ltd.(a)	41,313	209,873
Tata Power Co. Ltd. (The)	38,540	94,370
Tata Steel Ltd.	178,600	224,619
Tech Mahindra Ltd.	14,100	187,433
Titan Co. Ltd.	9,118	261,517
Torrent Pharmaceuticals Ltd.	2,632	46,442
Trent Ltd.	5,029	77,700
Tube Investments of India Ltd.	3,713	124,456
TVS Motor Co. Ltd.	5,123	66,887
UltraTech Cement Ltd.	2,538	222,730
United Spirits Ltd.(a)	6,392	57,224
UPL Ltd.	13,113	110,021
Varun Beverages Ltd.	5,217	82,016
Vedanta Ltd.	20,304	65,903
Wipro Ltd.	33,464	156,492
Yes Bank Ltd.(a)	324,300	68,405
Zomato Ltd.(a)	67,774	43,753

		20,760,438

Russia — 0.0%
Alrosa PJSC(a)(c)	83,790	11
Gazprom PJSC(a)(c)	376,774	50
Inter RAO UES PJSC(a)(c)	1,065,900	142
LUKOIL PJSC(a)(c)	12,996	2
Magnit PJSC(a)(c)	2,131	—
Magnit PJSC, GDR(a)(c)	4	—
MMC Norilsk Nickel PJSC(a)(c)	1,995	—
Mobile TeleSystems PJSC(a)(c)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(c)	41,040	6
Novatek PJSC(a)(c)	29,170	4
Novolipetsk Steel PJSC(a)(c)	41,610	6
Ozon Holdings PLC, ADR(a)(c)	1,881	—
PhosAgro PJSC(a)(c)	1,464	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	28	—
Polymetal International PLC(a)(c)	10,488	1
Polyus PJSC(a)(c)	1,083	—
Rosneft Oil Co. PJSC(a)(c)	37,278	5
Sberbank of Russia PJSC(a)(c)	331,170	44
Severstal PAO(a)(c)	6,669	1
Surgutneftegas PJSC(a)(c)	182,410	24
Tatneft PJSC(a)(c)	41,097	6
TCS Group Holding PLC, GDR(a)(c)(e)	3,884	1
United Co. RUSAL International PJSC(a)(c)	95,760	13
VK Co. Ltd.(a)(c)	4,446	1
VTB Bank PJSC(a)(c)	153,340,001	21
X5 Retail Group NV, GDR(a)(c)	2,622	—
Yandex NV(a)(c)	9,690	1

		341

Total Common Stocks — 97.2% (Cost: $117,457,070)		77,345,917

Preferred Stocks

Brazil — 2.4%
Banco Bradesco SA, Preference Shares, NVS	131,318	328,079

Security	Shares	Value

Brazil (continued)
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,170	$35,520
Cia Energetica de Minas Gerais, Preference Shares, NVS	35,601	71,264
Gerdau SA, Preference Shares, NVS	26,367	144,188
Itau Unibanco Holding SA, Preference Shares, NVS	118,722	576,665
Itausa SA, Preference Shares, NVS	121,389	190,820
Petroleo Brasileiro SA, Preference Shares, NVS	116,043	559,441

		1,905,977

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	193,800	26

Total Preferred Stocks — 2.4% (Cost: $1,617,350)		1,906,003

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	2,454	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $119,074,420)		79,251,920

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	692,834	693,249
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	490,000	490,000

Total Short-Term Securities — 1.5% (Cost: $1,182,750)		1,183,249

Total Investments — 101.1% (Cost: $120,257,170)		80,435,169

Liabilities in Excess of Other Assets — (1.1)%		(838,706)

Net Assets — 100.0%		$79,596,463

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,973,504	$—		$(1,280,231	)(a)	$449	$(473)	$693,249	692,834	$6,593	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	330,000	(a)	—		—	—	490,000	490,000	9,119		1

						$449	$(473)	$1,183,249		$15,712		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	5	03/17/23	$121	$(10,065)
MSCI Emerging Markets Index	3	03/17/23	145	(1,393)

				$(11,458)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,458	$—	$—	$—	$11,458

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$14,215	$—	$—	$—	$14,215

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(5,758)	$—	$—	$—	$(5,758)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$362,510

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$10,356,051	$66,955,102	$34,764	$77,345,917
Preferred Stocks	1,905,977	—	26	1,906,003
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	1,183,249	—	—	1,183,249

	$13,445,277	$66,955,102	$34,790	$80,435,169

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,393)	$(10,065)	$—	$(11,458)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 40.9%
360 DigiTech Inc.	13,162	$267,978
360 Security Technology Inc., Class A	78,399	121,649
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,200	44,800
3SBio Inc.(a)	174,500	173,041
AAC Technologies Holdings Inc.(b)	87,500	195,558
Advanced Micro-Fabrication Equipment Inc., Class A(b)	4,600	69,686
AECC Aero-Engine Control Co. Ltd., Class A	9,000	32,755
AECC Aviation Power Co. Ltd., Class A	20,400	134,649
Agricultural Bank of China Ltd., Class A	600,300	253,059
Agricultural Bank of China Ltd., Class H	3,165,000	1,097,297
Aier Eye Hospital Group Co. Ltd., Class A	43,711	196,241
Air China Ltd., Class A(b)	80,100	128,027
Air China Ltd., Class H(b)	174,000	160,434
Akeso Inc.(a)(b)	52,000	264,988
Alibaba Group Holding Ltd.(b)	1,647,720	18,110,819
Alibaba Health Information Technology Ltd.(b)	522,000	373,766
Aluminum Corp. of China Ltd., Class A	108,000	85,933
Aluminum Corp. of China Ltd., Class H	468,000	238,976
Amlogic Shanghai Co. Ltd.(b)	2,875	32,925
Anhui Conch Cement Co. Ltd., Class A	27,300	120,538
Anhui Conch Cement Co. Ltd., Class H	136,000	499,298
Anhui Gujing Distillery Co. Ltd., Class A	3,000	118,002
Anhui Gujing Distillery Co. Ltd., Class B	9,025	155,140
ANTA Sports Products Ltd.	139,200	1,838,168
Apeloa Pharmaceutical Co. Ltd., Class A	8,700	30,012
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	66,238
Autohome Inc., ADR	7,663	233,723
Avary Holding Shenzhen Co. Ltd., Class A	13,900	56,808
AVIC Industry-Finance Holdings Co. Ltd., Class A	60,900	38,121
AviChina Industry & Technology Co. Ltd., Class H	306,000	145,896
Baidu Inc.(b)	245,542	4,221,680
Bank of Beijing Co. Ltd., Class A	143,000	89,086
Bank of Chengdu Co. Ltd., Class A	26,300	54,393
Bank of China Ltd., Class A	291,000	135,252
Bank of China Ltd., Class H	8,717,000	3,196,975
Bank of Communications Co. Ltd., Class A	267,000	188,245
Bank of Communications Co. Ltd., Class H	957,000	565,834
Bank of Hangzhou Co. Ltd., Class A	40,800	71,242
Bank of Jiangsu Co. Ltd., Class A	101,358	104,863
Bank of Nanjing Co. Ltd., Class A	69,700	99,387
Bank of Ningbo Co. Ltd., Class A	43,500	184,601
Bank of Shanghai Co. Ltd., Class A	96,570	83,091
Baoshan Iron & Steel Co. Ltd., Class A	165,300	156,482
BBMG Corp., Class A	57,100	21,446
BeiGene Ltd.(b)	67,175	1,164,365
Beijing Capital International Airport Co. Ltd., Class H(b)	242,000	177,140
Beijing Dabeinong Technology Group Co. Ltd., Class A(b)	45,500	53,908
Beijing Enlight Media Co. Ltd., Class A	44,800	48,931
Beijing Enterprises Holdings Ltd.	62,500	204,729
Beijing Enterprises Water Group Ltd.	482,000	121,027
Beijing Kingsoft Office Software Inc., Class A	3,400	142,403
Beijing New Building Materials PLC, Class A	11,700	50,582
Beijing Shiji Information Technology Co. Ltd., Class A	14,874	35,528
Beijing Tongrentang Co. Ltd., Class A	8,700	61,285
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,400	80,321
Betta Pharmaceuticals Co. Ltd., Class A	5,300	44,435
Bilibili Inc.(b)	20,887	404,274

Security	Shares	Value

China (continued)
Bloomage Biotechnology Corp. Ltd.	2,244	$40,966
BOC Aviation Ltd.(a)	26,100	188,559
BOE Technology Group Co. Ltd., Class A	296,400	177,619
Bosideng International Holdings Ltd.	370,000	205,247
BYD Co. Ltd., Class A	11,700	437,740
BYD Co. Ltd., Class H	93,000	2,500,234
BYD Electronic International Co. Ltd.	87,000	253,683
C&D International Investment Group Ltd.	63,000	203,502
Caitong Securities Co. Ltd., Class A	70,980	78,702
CGN Power Co. Ltd., Class H(a)	1,218,000	273,187
Changchun High & New Technology Industry Group Inc., Class A	3,400	96,387
Changjiang Securities Co. Ltd., Class A	37,800	30,740
Chaozhou Three-Circle Group Co. Ltd., Class A	18,099	82,847
Chengxin Lithium Group Co. Ltd., Class A	6,400	34,906
China Cinda Asset Management Co. Ltd., Class H	846,000	109,957
China CITIC Bank Corp. Ltd., Class H	1,006,000	465,434
China Coal Energy Co. Ltd., Class H	264,000	204,293
China Communications Services Corp. Ltd., Class H	298,000	115,861
China Conch Venture Holdings Ltd.	201,500	405,514
China Construction Bank Corp., Class A	104,500	84,815
China Construction Bank Corp., Class H	10,668,000	6,521,108
China CSSC Holdings Ltd., Class A	39,300	135,013
China Eastern Airlines Corp. Ltd., Class A(b)	122,472	95,703
China Energy Engineering Corp. Ltd.	219,000	74,994
China Everbright Bank Co. Ltd., Class A	281,000	120,486
China Everbright Bank Co. Ltd., Class H	352,000	101,366
China Everbright Environment Group Ltd.	364,481	147,821
China Evergrande Group(b)(c)	518,000	62,379
China Feihe Ltd.(a)	349,000	279,726
China Galaxy Securities Co. Ltd., Class A	26,100	36,116
China Galaxy Securities Co. Ltd., Class H	327,000	162,990
China Gas Holdings Ltd.	330,600	462,300
China Great Wall Securities Co. Ltd., Class A	35,500	44,358
China Hongqiao Group Ltd.	277,000	296,280
China International Capital Corp. Ltd., Class A	8,700	52,448
China International Capital Corp. Ltd., Class H(a)	164,400	353,965
China Jinmao Holdings Group Ltd.	522,000	101,295
China Jushi Co. Ltd., Class A	27,100	59,083
China Lesso Group Holdings Ltd.	140,000	147,670
China Life Insurance Co. Ltd., Class A	19,000	97,776
China Life Insurance Co. Ltd., Class H	804,000	1,363,835
China Literature Ltd.(a)(b)	31,200	133,587
China Longyuan Power Group Corp. Ltd., Class H	391,000	479,634
China Medical System Holdings Ltd.	175,000	263,454
China Meidong Auto Holdings Ltd.	62,000	133,475
China Mengniu Dairy Co. Ltd.	359,000	1,580,200
China Merchants Bank Co. Ltd., Class A	139,200	747,669
China Merchants Bank Co. Ltd., Class H	435,331	2,362,324
China Merchants Energy Shipping Co. Ltd., Class A	61,100	61,857
China Merchants Port Holdings Co. Ltd.	178,000	249,523
China Merchants Securities Co. Ltd., Class A	60,970	122,650
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	56,475	120,353
China Minsheng Banking Corp. Ltd., Class A	304,900	149,591
China Minsheng Banking Corp. Ltd., Class H	536,660	185,338
China National Building Material Co. Ltd., Class H	448,000	397,207
China National Chemical Engineering Co. Ltd., Class A	63,200	82,015
China National Nuclear Power Co. Ltd., Class A	139,700	121,847
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	28,800	120,380

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Oilfield Services Ltd., Class H	220,000	$234,760
China Overseas Land & Investment Ltd.	436,000	1,082,365
China Overseas Property Holdings Ltd.	165,000	192,538
China Pacific Insurance Group Co. Ltd., Class A	54,600	217,075
China Pacific Insurance Group Co. Ltd., Class H	285,400	757,041
China Petroleum & Chemical Corp., Class A	244,100	163,528
China Petroleum & Chemical Corp., Class H	2,840,600	1,449,208
China Power International Development Ltd.	624,000	247,449
China Railway Group Ltd., Class A	183,496	159,508
China Railway Group Ltd., Class H	403,000	210,038
China Renewable Energy Investment Ltd.(c)	2,513	—
China Resources Beer Holdings Co. Ltd.	176,000	1,302,061
China Resources Cement Holdings Ltd.	296,000	159,272
China Resources Gas Group Ltd.	100,100	422,389
China Resources Land Ltd.	369,777	1,643,018
China Resources Microelectronics Ltd.	7,681	59,869
China Resources Mixc Lifestyle Services Ltd.(a)	70,000	384,304
China Resources Pharmaceutical Group Ltd.(a)	130,500	107,333
China Resources Power Holdings Co. Ltd.	216,000	441,056
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,990	65,850
China Ruyi Holdings Ltd.(b)	496,000	123,266
China Shenhua Energy Co. Ltd., Class A	44,900	180,927
China Shenhua Energy Co. Ltd., Class H	379,500	1,141,489
China Southern Airlines Co. Ltd., Class A(b)	122,100	138,780
China Southern Airlines Co. Ltd., Class H(b)	176,000	128,333
China State Construction Engineering Corp. Ltd., Class A	314,340	254,281
China State Construction International Holdings Ltd.	244,000	277,884
China Taiping Insurance Holdings Co. Ltd.	157,500	186,156
China Three Gorges Renewables Group Co. Ltd., Class A	217,500	174,981
China Tourism Group Duty Free Corp. Ltd.(a)(b)(d)	8,700	220,032
China Tourism Group Duty Free Corp. Ltd., Class A	12,800	364,091
China Tower Corp. Ltd., Class H(a)	4,698,000	508,797
China Traditional Chinese Medicine Holdings Co. Ltd.	358,000	185,751
China United Network Communications Ltd., Class A	189,400	143,932
China Vanke Co. Ltd., Class A	81,400	200,470
China Vanke Co. Ltd., Class H	156,600	273,798
China Yangtze Power Co. Ltd., Class A	165,500	504,080
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	58,295
China Zheshang Bank Co. Ltd., Class A(b)	113,200	47,566
Chinasoft International Ltd.	358,000	257,112
Chongqing Brewery Co. Ltd., Class A	3,199	63,302
Chongqing Changan Automobile Co. Ltd., Class A	67,112	129,350
Chongqing Zhifei Biological Products Co. Ltd., Class A	12,900	166,242
Chow Tai Fook Jewellery Group Ltd.(d)	226,200	438,410
CITIC Ltd.	609,000	671,946
CITIC Securities Co. Ltd., Class A	87,090	258,716
CITIC Securities Co. Ltd., Class H	218,225	462,314
CMOC Group Ltd., Class A	107,500	91,405
CMOC Group Ltd., Class H	390,000	219,608
Contemporary Amperex Technology Co. Ltd., Class A	18,100	1,048,685
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	26,100	54,379
COSCO SHIPPING Holdings Co. Ltd., Class A	87,650	135,926
COSCO SHIPPING Holdings Co. Ltd., Class H	348,950	361,939
COSCO SHIPPING Ports Ltd.(d)	242,000	157,537
Country Garden Holdings Co. Ltd.(d)	1,305,828	400,449
Country Garden Services Holdings Co. Ltd.	227,000	422,664
CRRC Corp. Ltd., Class A	221,100	181,342
CRRC Corp. Ltd., Class H	456,000	208,639

Security	Shares	Value

China (continued)
CSC Financial Co. Ltd., Class A	35,300	$135,978
CSPC Pharmaceutical Group Ltd.	1,045,200	1,122,856
Dali Foods Group Co. Ltd.(a)	219,500	88,781
Daqin Railway Co. Ltd., Class A	100,800	98,467
Daqo New Energy Corp., ADR(b)(d)	6,531	288,540
DHC Software Co. Ltd., Class A	62,100	58,734
Dong-E-E-Jiao Co. Ltd., Class A	9,000	61,881
Dongfang Electric Corp. Ltd., Class A	24,100	68,392
Dongfeng Motor Group Co. Ltd., Class H	356,000	181,869
Dongxing Securities Co. Ltd., Class A	60,900	75,274
Dongyue Group Ltd.	179,000	202,715
East Money Information Co. Ltd., Class A	87,415	262,467
Ecovacs Robotics Co. Ltd., Class A	3,600	46,849
ENN Energy Holdings Ltd.	87,100	1,239,934
ENN Natural Gas Co. Ltd., Class A	26,100	72,504
Eve Energy Co. Ltd., Class A	15,300	159,717
Everbright Securities Co. Ltd., Class A	34,800	78,301
Fangda Carbon New Material Co. Ltd., Class A(b)	43,940	42,293
Far East Horizon Ltd.(d)	182,000	160,992
First Capital Securities Co. Ltd., Class A	55,800	48,022
Flat Glass Group Co. Ltd., Class A	11,700	58,123
Flat Glass Group Co. Ltd., Class H	51,000	135,097
Focus Media Information Technology Co. Ltd., Class A	109,000	102,363
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,074	332,165
Fosun International Ltd.(d)	263,500	215,581
Foxconn Industrial Internet Co. Ltd., Class A	87,000	120,185
Fuyao Glass Industry Group Co. Ltd., Class A	8,700	46,423
Fuyao Glass Industry Group Co. Ltd., Class H(a)	73,600	329,827
Ganfeng Lithium Co. Ltd., Class H(a)(d)	40,880	285,559
Ganfeng Lithium Group Co. Ltd., Class A	13,420	139,613
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	50,827
GCL-Poly Energy Holdings Ltd.(b)	2,262,000	582,497
GD Power Development Co. Ltd., Class A(b)	165,600	93,601
GDS Holdings Ltd., Class A(b)	96,068	232,395
Geely Automobile Holdings Ltd.(d)	702,000	912,023
GEM Co. Ltd., Class A	63,200	71,661
Gemdale Corp., Class A	26,100	36,323
Genscript Biotech Corp.(b)	122,000	333,938
GF Securities Co. Ltd., Class A	57,200	134,126
GF Securities Co. Ltd., Class H	94,800	134,598
GigaDevice Semiconductor Inc., Class A	5,000	75,374
Ginlong Technologies Co. Ltd., Class A(b)	2,800	63,847
GoerTek Inc., Class A	29,200	90,385
Gotion High-tech Co. Ltd., Class A	11,600	49,242
Great Wall Motor Co. Ltd., Class A	26,300	130,481
Great Wall Motor Co. Ltd., Class H	308,000	408,734
Gree Electric Appliances Inc. of Zhuhai, Class A	26,100	133,211
Greentown China Holdings Ltd.	103,500	141,517
Greentown Service Group Co. Ltd.	182,000	121,442
Guangdong Haid Group Co. Ltd., Class A	11,500	105,049
Guangdong Investment Ltd.	356,000	359,753
Guanghui Energy Co. Ltd., Class A	54,900	85,050
Guangzhou Automobile Group Co. Ltd., Class A	69,700	115,051
Guangzhou Automobile Group Co. Ltd., Class H	266,800	170,118
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	9,600	43,616
Guangzhou Haige Communications Group Inc. Co., Class A	34,800	47,681
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	49,394
Guangzhou Tinci Materials Technology Co. Ltd., Class A	17,400	112,408

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guosen Securities Co. Ltd., Class A	43,500	$60,390
Guotai Junan Securities Co. Ltd., Class A	52,800	108,534
Guoyuan Securities Co. Ltd., Class A	43,740	44,298
H World Group Ltd., ADR	21,291	1,008,555
Haidilao International Holding Ltd.(a)(b)	130,000	360,064
Haier Smart Home Co. Ltd., Class A	52,200	197,703
Haier Smart Home Co. Ltd., Class H	243,600	862,118
Haitian International Holdings Ltd.	89,000	232,625
Haitong Securities Co. Ltd., Class A	96,500	127,008
Haitong Securities Co. Ltd., Class H	243,600	156,769
Hangzhou First Applied Material Co. Ltd., Class A	12,260	121,134
Hangzhou Robam Appliances Co. Ltd., Class A	8,800	38,940
Hangzhou Silan Microelectronics Co. Ltd., Class A	13,400	64,951
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,600	109,415
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	8,700	99,914
Hansoh Pharmaceutical Group Co. Ltd.(a)	116,000	208,537
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,356	107,958
Hengan International Group Co. Ltd.	69,500	319,650
Hengli Petrochemical Co. Ltd., Class A	52,200	132,606
Hengyi Petrochemical Co. Ltd., Class A	52,290	61,050
Hesteel Co. Ltd., Class A	101,900	36,941
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,000	102,032
Hongfa Technology Co. Ltd., Class A	5,840	29,447
Hoshine Silicon Industry Co. Ltd., Class A	12,400	174,834
Hua Hong Semiconductor Ltd.(a)(b)	89,000	341,286
Huadian Power International Corp. Ltd., Class A	54,600	45,043
Huadong Medicine Co. Ltd., Class A	17,572	121,331
Hualan Biological Engineering Inc., Class A	17,400	55,500
Huaneng Power International Inc., Class A(b)	88,000	103,398
Huaneng Power International Inc., Class H(b)(d)	380,000	187,012
Huatai Securities Co. Ltd., Class A	69,700	126,347
Huatai Securities Co. Ltd., Class H(a)	124,200	139,810
Huaxi Securities Co. Ltd., Class A	61,300	72,823
Huaxia Bank Co. Ltd., Class A	87,100	65,417
Huayu Automotive Systems Co. Ltd., Class A	29,000	78,897
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	67,173
Hunan Valin Steel Co. Ltd., Class A	67,700	54,662
Hundsun Technologies Inc., Class A	11,475	73,330
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(d)	42,200	307,453
Iflytek Co. Ltd., Class A	20,900	145,182
Imeik Technology Development Co. Ltd., Class A	1,500	126,811
Industrial & Commercial Bank of China Ltd., Class A	444,000	274,681
Industrial & Commercial Bank of China Ltd., Class H	6,277,000	3,131,983
Industrial Bank Co. Ltd., Class A	147,900	359,791
Industrial Securities Co. Ltd., Class A	104,540	96,694
Ingenic Semiconductor Co. Ltd., Class A	3,600	39,119
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	365,400	107,869
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	81,300	51,705
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	43,600	191,175
Inner Mongolia Yitai Coal Co. Ltd., Class B	113,100	152,505
Innovent Biologics Inc.(a)(b)	119,000	578,771
Inspur Electronic Information Industry Co. Ltd., Class A	8,500	47,699
iQIYI Inc., ADR(b)	47,590	367,871
JA Solar Technology Co. Ltd., Class A	19,420	170,340
JCET Group Co. Ltd., Class A	12,400	50,187
JD Health International Inc.(a)(b)	124,450	871,181
JD.com Inc., Class A	237,944	5,289,477
Jiangsu Eastern Shenghong Co. Ltd., Class A	35,500	79,205

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	184,000	$175,898
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,520	124,150
Jiangsu Hengrui Medicine Co. Ltd., Class A	46,876	293,406
Jiangsu King’s Luck Brewery JSC Ltd., Class A	8,800	81,194
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	11,203	273,556
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,300	35,524
Jiangsu Zhongtian Technology Co. Ltd., Class A	27,800	64,222
Jiangxi Copper Co. Ltd., Class A	32,000	90,376
Jiangxi Copper Co. Ltd., Class H	103,000	162,438
JiuGui Liquor Co. Ltd., Class A	2,400	52,374
Jiumaojiu International Holdings Ltd.(a)(d)	91,000	219,893
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	35,329	67,050
Jointown Pharmaceutical Group Co. Ltd., Class A	28,300	58,922
JOYY Inc., ADR	5,097	160,046
Kanzhun Ltd., ADR(b)	19,923	401,448
KE Holdings Inc., ADR(b)	74,677	1,362,855
Kingboard Holdings Ltd.	87,000	310,602
Kingboard Laminates Holdings Ltd.	88,000	109,742
Kingdee International Software Group Co. Ltd.(b)	300,000	560,539
Kingsoft Corp. Ltd.	107,000	353,273
Koolearn Technology Holding Ltd.(a)(b)(d)	43,500	247,728
Kuaishou Technology(a)(b)	195,400	1,309,466
Kunlun Energy Co. Ltd.	456,000	365,367
Kweichow Moutai Co. Ltd., Class A	8,718	2,277,343
LB Group Co. Ltd., Class A	23,900	75,234
Legend Biotech Corp., ADR(b)	6,587	304,188
Lenovo Group Ltd.	704,000	633,531
Lens Technology Co. Ltd., Class A	26,200	47,982
Lepu Medical Technology Beijing Co. Ltd., Class A	14,000	47,261
Li Auto Inc.(b)	127,848	1,508,499
Li Ning Co. Ltd.	266,500	2,273,966
Longfor Group Holdings Ltd.(a)	218,000	624,054
LONGi Green Energy Technology Co. Ltd., Class A	52,456	334,047
Lufax Holding Ltd., ADR	76,473	165,182
Luxshare Precision Industry Co. Ltd., Class A	52,341	224,949
Luzhou Laojiao Co. Ltd., Class A	10,800	387,781
Mango Excellent Media Co. Ltd., Class A	17,500	84,288
Maxscend Microelectronics Co. Ltd., Class A	5,120	86,219
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	49,684	46,920
Meituan, Class B(a)(b)	557,250	9,671,033
Metallurgical Corp. of China Ltd., Class A	182,700	89,662
Microport Scientific Corp.(b)(d)	78,500	222,707
Ming Yang Smart Energy Group Ltd., Class A	14,800	54,059
MINISO Group Holding Ltd.	10,455	187,145
Minth Group Ltd.	76,000	197,493
Montage Technology Co. Ltd., Class A	8,400	69,776
Muyuan Foods Co. Ltd., Class A	39,211	279,109
NARI Technology Co. Ltd., Class A	45,828	173,133
NAURA Technology Group Co. Ltd., Class A	3,400	113,778
NavInfo Co. Ltd., Class A	31,027	58,136
NetEase Inc.	217,600	3,381,601
New China Life Insurance Co. Ltd., Class A	17,400	78,038
New China Life Insurance Co. Ltd., Class H	74,900	181,524
New Hope Liuhe Co. Ltd., Class A(b)	41,300	78,355
New Oriental Education & Technology Group Inc.(b)	174,160	671,610
Nine Dragons Paper Holdings Ltd.	174,000	141,789
Ninestar Corp., Class A	9,700	75,249
Ningbo Deye Technology Co. Ltd., NVS	1,500	71,321
Ningbo Orient Wires & Cables Co. Ltd.	8,700	68,850

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ningbo Ronbay New Energy Technology Co. Ltd.	4,496	$46,634
Ningbo Shanshan Co. Ltd.	23,800	61,208
Ningbo Tuopu Group Co. Ltd., Class A	9,200	88,598
Ningxia Baofeng Energy Group Co. Ltd., Class A	61,000	138,704
NIO Inc., ADR(b)(d)	153,614	1,442,435
Nongfu Spring Co. Ltd., Class H(a)	204,400	1,147,331
Oppein Home Group Inc., Class A	3,800	77,425
Orient Overseas International Ltd.(d)	14,500	232,917
Orient Securities Co. Ltd., Class A	69,644	102,200
Ovctek China Inc., Class A	8,900	44,060
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	69,600	55,902
People’s Insurance Co. Group of China Ltd. (The), Class A	26,100	19,602
People’s Insurance Co. Group of China Ltd. (The), Class H	873,000	276,017
Perfect World Co. Ltd., Class A	17,996	36,807
PetroChina Co. Ltd., Class A	147,900	111,090
PetroChina Co. Ltd., Class H	2,298,000	1,172,297
Pharmaron Beijing Co. Ltd., Class A	9,600	82,449
Pharmaron Beijing Co. Ltd., Class H(a)	17,400	97,572
PICC Property & Casualty Co. Ltd., Class H	784,740	689,277
Pinduoduo Inc., ADR(b)	56,332	4,942,006
Ping An Bank Co. Ltd., Class A	136,436	270,078
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	54,800	125,585
Ping An Insurance Group Co. of China Ltd., Class A	69,600	483,053
Ping An Insurance Group Co. of China Ltd., Class H	708,000	4,833,186
Poly Developments and Holdings Group Co. Ltd., Class A	90,800	197,201
Pop Mart International Group Ltd.(a)(d)	59,400	165,490
Postal Savings Bank of China Co. Ltd., Class A	208,800	135,816
Postal Savings Bank of China Co. Ltd., Class H(a)	806,000	484,247
Power Construction Corp. of China Ltd., Class A	122,200	126,249
Pylon Technologies Co. Ltd., NVS	1,361	52,511
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	35,000	124,683
Rongsheng Petrochemical Co. Ltd., Class A	83,828	163,008
SAIC Motor Corp. Ltd., Class A	61,922	133,892
Sany Heavy Equipment International Holdings Co. Ltd.	150,000	149,697
Sany Heavy Industry Co. Ltd., Class A	69,600	187,582
Satellite Chemical Co. Ltd., Class A	26,112	65,310
Seazen Holdings Co. Ltd., Class A(b)	19,900	56,001
SF Holding Co. Ltd., Class A	35,100	271,813
SG Micro Corp., Class A	2,700	60,885
Shaanxi Coal Industry Co. Ltd., Class A	78,373	225,539
Shan Xi Hua Yang Group New Energy Co. Ltd.	26,100	59,765
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,853	26,073
Shandong Gold Mining Co. Ltd., Class A	34,960	95,523
Shandong Gold Mining Co. Ltd., Class H(a)(d)	65,250	111,893
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	14,900	77,446
Shandong Linglong Tyre Co. Ltd., Class A	17,405	56,429
Shandong Nanshan Aluminum Co. Ltd., Class A	130,600	67,839
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(d)	301,600	486,832
Shanghai Baosight Software Co. Ltd., Class A	10,550	75,118
Shanghai Baosight Software Co. Ltd., Class B	61,180	199,425
Shanghai Electric Group Co. Ltd., Class A(b)	157,100	94,668
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,700	42,185
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	56,000	163,835
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	35,000	143,615
Shanghai International Airport Co. Ltd., Class A(b)	9,400	79,376
Shanghai International Port Group Co. Ltd., Class A	101,000	77,303
Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,556	85,304

Security	Shares	Value

China (continued)
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	5,200	$39,523
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	127,416	99,428
Shanghai M&G Stationery Inc., Class A	6,900	53,786
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,100	74,188
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	72,000	126,971
Shanghai Pudong Development Bank Co. Ltd., Class A	217,700	224,892
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,500	68,677
Shanghai Rural Commercial Bank Co. Ltd.	26,100	22,267
Shanxi Coking Coal Energy Group Co. Ltd., Class A	26,280	49,210
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,100	83,791
Shanxi Meijin Energy Co. Ltd., Class A	29,300	39,608
Shanxi Securities Co. Ltd., Class A	78,830	65,693
Shanxi Taigang Stainless Steel Co. Ltd., Class A	58,900	40,499
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,220	375,318
Shennan Circuits Co. Ltd., Class A	3,800	43,601
Shenwan Hongyuan Group Co. Ltd., Class A	196,700	119,320
Shenzhen Dynanonic Co. Ltd.	1,200	39,024
Shenzhen Energy Group Co. Ltd., Class A	44,320	39,705
Shenzhen Inovance Technology Co. Ltd., Class A	17,850	188,045
Shenzhen International Holdings Ltd.	130,500	113,423
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,820	48,971
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,900	401,530
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,500	74,961
Shenzhen Overseas Chinese Town Co. Ltd., Class A	78,300	59,745
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,700	46,402
Shenzhen Transsion Holding Co. Ltd., Class A	4,668	54,166
Shenzhou International Group Holdings Ltd.	89,200	975,987
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	13,120	56,634
Shimao Group Holdings Ltd.(b)(d)	92,601	23,594
Sichuan Chuantou Energy Co. Ltd., Class A	48,900	91,330
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,500	76,789
Sichuan Road & Bridge Co. Ltd., Class A	32,900	60,156
Sichuan Swellfun Co. Ltd., Class A	3,700	44,077
Sino Biopharmaceutical Ltd.	1,133,250	585,087
Sinopharm Group Co. Ltd., Class H	152,800	409,246
Smoore International Holdings Ltd.(a)(d)	203,000	251,684
Songcheng Performance Development Co. Ltd., Class A	30,500	68,813
SooChow Securities Co. Ltd., Class A	52,436	53,101
StarPower Semiconductor Ltd., Class A	1,300	55,161
Sunac China Holdings Ltd.(b)(c)(d)	432,000	78,424
Sungrow Power Supply Co. Ltd., Class A	11,600	199,162
Sunny Optical Technology Group Co. Ltd.	78,500	892,688
Sunwoda Electronic Co. Ltd., Class A	18,600	57,745
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	17,400	72,934
Suzhou Maxwell Technologies Co. Ltd., Class A	1,300	68,559
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	4,200	34,676
TAL Education Group, ADR(b)	47,415	333,327
TBEA Co. Ltd., Class A	32,800	101,748
TCL Technology Group Corp., Class A	139,700	89,143
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,300	139,787
Tencent Holdings Ltd.	694,400	30,503,877
Tencent Music Entertainment Group, ADR(b)	79,288	597,832
Thunder Software Technology Co. Ltd., Class A	3,200	43,934
Tianma Microelectronics Co. Ltd., Class A	17,400	23,936

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tianqi Lithium Corp., Class A(b)	9,800	$115,374
Tingyi Cayman Islands Holding Corp.(d)	230,000	371,584
Toly Bread Co. Ltd., Class A	9,252	23,465
Tongcheng Travel Holdings Ltd.(b)	127,200	252,489
Tongling Nonferrous Metals Group Co. Ltd., Class A	133,300	64,734
Tongwei Co. Ltd., Class A	35,100	211,686
Topsports International Holdings Ltd.(a)	186,000	162,688
TravelSky Technology Ltd., Class H	105,000	207,261
Trina Solar Co. Ltd.	17,400	154,516
Trip.com Group Ltd., ADR(b)(d)	60,747	2,159,556
Tsingtao Brewery Co. Ltd., Class A	3,800	60,954
Tsingtao Brewery Co. Ltd., Class H	62,000	611,926
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,159	98,073
Uni-President China Holdings Ltd.	185,000	162,204
Unisplendour Corp. Ltd., Class A	26,180	95,534
Vinda International Holdings Ltd.	48,000	132,208
Vipshop Holdings Ltd., ADR(b)	46,199	687,903
Walvax Biotechnology Co. Ltd., Class A	13,700	75,304
Wanhua Chemical Group Co. Ltd., Class A	20,900	313,629
Want Want China Holdings Ltd.	522,000	328,396
Weibo Corp., ADR(b)	7,074	146,290
Weichai Power Co. Ltd., Class A	69,724	124,584
Weichai Power Co. Ltd., Class H	212,200	314,957
Wens Foodstuffs Group Co. Ltd., Class A	52,560	149,500
Western Securities Co. Ltd., Class A	30,800	29,344
Will Semiconductor Co. Ltd. Shanghai, Class A	10,030	124,015
Wingtech Technology Co. Ltd., Class A	11,400	88,306
Wuhan Guide Infrared Co. Ltd., Class A	47,689	81,736
Wuliangye Yibin Co. Ltd., Class A	26,600	780,593
WuXi AppTec Co. Ltd., Class A	17,404	207,276
WuXi AppTec Co. Ltd., Class H(a)	41,296	440,585
Wuxi Biologics Cayman Inc., New(a)(b)	408,000	2,856,061
XCMG Construction Machinery Co. Ltd., Class A	113,200	115,544
XiamenC & D Inc., Class A	19,700	37,427
Xiamen Faratronic Co. Ltd.	1,700	37,251
Xiaomi Corp., Class B(a)(b)	1,688,800	2,558,502
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,302	85,407
Xinyi Solar Holdings Ltd.	564,000	603,071
XPeng Inc.(b)(d)	96,952	430,956
Xtep International Holdings Ltd.	174,000	196,817
Yadea Group Holdings Ltd.(a)	122,000	261,836
Yankuang Energy Group Co. Ltd., Class A	9,300	47,741
Yankuang Energy Group Co. Ltd., Class H	180,000	542,941
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	11,700	51,926
Yealink Network Technology Corp. Ltd., Class A	6,700	64,204
Yifeng Pharmacy Chain Co. Ltd., Class A	8,700	75,700
Yihai International Holding Ltd.(d)	55,000	160,118
Yihai Kerry Arawana Holdings Co. Ltd., Class A	9,900	65,456
Yintai Gold Co. Ltd., Class A	26,100	43,522
YongXing Special Materials Technology Co. Ltd., Class A	3,000	39,566
Yonyou Network Technology Co. Ltd., Class A	26,118	87,505
Youngy Co. Ltd.(b)	1,900	27,132
YTO Express Group Co. Ltd., Class A	23,800	62,167
Yuexiu Property Co. Ltd.	174,600	257,142
Yum China Holdings Inc.	46,601	2,736,877
Yunda Holding Co. Ltd., Class A	12,380	22,702
Yunnan Baiyao Group Co. Ltd., Class A	15,480	126,641
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	41,797
Yunnan Energy New Material Co. Ltd., Class A	5,600	101,065

Security	Shares	Value

China (continued)
Zai Lab Ltd., ADR(b)	10,092	$374,918
Zangge Mining Co. Ltd.	17,400	69,791
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	168,890
Zhaojin Mining Industry Co. Ltd., Class H(b)	130,500	137,040
Zhejiang Chint Electrics Co. Ltd., Class A	18,600	80,288
Zhejiang Dahua Technology Co. Ltd., Class A	38,200	79,545
Zhejiang Expressway Co. Ltd., Class H	206,000	166,143
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	10,300	30,738
Zhejiang Huayou Cobalt Co. Ltd., Class A	13,020	110,792
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	85,753
Zhejiang Juhua Co. Ltd., Class A	34,800	94,294
Zhejiang NHU Co. Ltd., Class A	26,560	72,454
Zhejiang Supcon Technology Co. Ltd.	5,312	74,871
Zheshang Securities Co. Ltd., Class A	34,800	51,655
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	78,300	225,443
Zhongsheng Group Holdings Ltd.	69,500	347,168
Zhongtai Securities Co. Ltd.	52,200	52,318
Zhuzhou CRRC Times Electric Co. Ltd.	66,700	303,942
Zijin Mining Group Co. Ltd., Class A	154,600	254,043
Zijin Mining Group Co. Ltd., Class H	696,000	1,053,299
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	99,100	95,583
ZTE Corp., Class A	26,100	120,881
ZTE Corp., Class H	77,760	231,033
ZTO Express Cayman Inc., ADR	46,651	1,122,423

		228,570,711

India — 16.8%
ABB India Ltd.	6,786	263,922
ACC Ltd.	7,330	153,434
Adani Enterprises Ltd.	19,072	314,358
Adani Green Energy Ltd.(b)	32,954	192,990
Adani Ports & Special Economic Zone Ltd.	55,391	396,556
Adani Power Ltd.(b)	77,269	136,476
Adani Total Gas Ltd.	29,198	239,336
Adani Transmission Ltd.(b)	27,649	214,539
Ambuja Cements Ltd.	66,034	273,027
Apollo Hospitals Enterprise Ltd.	11,310	601,724
Asian Paints Ltd.	42,688	1,459,112
AU Small Finance Bank Ltd.(a)	17,418	124,805
Aurobindo Pharma Ltd.	27,407	153,313
Avenue Supermarts Ltd.(a)(b)	17,897	739,072
Axis Bank Ltd.	252,560	2,575,829
Bajaj Auto Ltd.	7,744	342,730
Bajaj Finance Ltd.	30,316	2,238,558
Bajaj Finserv Ltd.	43,385	699,687
Bajaj Holdings & Investment Ltd.	2,871	217,068
Balkrishna Industries Ltd.	9,241	225,006
Bandhan Bank Ltd.(a)(b)	69,691	194,436
Bank of Baroda	117,470	225,938
Berger Paints India Ltd.	27,995	196,063
Bharat Electronics Ltd.	416,264	476,035
Bharat Forge Ltd.	28,897	284,965
Bharat Petroleum Corp. Ltd.	92,829	356,420
Bharti Airtel Ltd.	248,328	2,228,063
Britannia Industries Ltd.	12,359	666,849
CG Power and Industrial Solutions Ltd.(b)	69,785	257,681
Cholamandalam Investment and Finance Co. Ltd.	47,681	435,922
Cipla Ltd.	53,244	583,348

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coal India Ltd.	176,329	$459,239
Colgate-Palmolive India Ltd.	12,702	226,293
Container Corp. of India Ltd.	30,972	221,058
Dabur India Ltd.	72,507	466,833
Divi’s Laboratories Ltd.	14,910	509,188
DLF Ltd.	68,316	290,332
Dr. Reddy’s Laboratories Ltd.	12,395	645,967
Eicher Motors Ltd.	15,407	578,235
GAIL India Ltd.	263,352	326,914
Godrej Consumer Products Ltd.(b)	46,461	518,699
Godrej Properties Ltd.(b)	14,483	192,600
Grasim Industries Ltd.	30,383	579,567
Havells India Ltd.	28,452	411,689
HCL Technologies Ltd.	106,763	1,390,208
HDFC Life Insurance Co. Ltd.(a)	106,668	630,253
Hero MotoCorp Ltd.	12,132	354,790
Hindalco Industries Ltd.	150,858	727,735
Hindustan Petroleum Corp. Ltd.	72,732	189,489
Hindustan Unilever Ltd.	92,450	2,749,628
Housing Development Finance Corp. Ltd.	192,911	6,081,382
ICICI Bank Ltd.	573,060	5,927,684
ICICI Lombard General Insurance Co. Ltd.(a)	22,881	304,858
ICICI Prudential Life Insurance Co. Ltd.(a)	36,402	179,858
Indian Hotels Co. Ltd. (The)	95,178	357,439
Indian Oil Corp. Ltd.	279,710	257,343
Indian Railway Catering & Tourism Corp. Ltd.	26,187	192,741
Indraprastha Gas Ltd.	37,451	198,620
Indus Towers Ltd.	70,962	146,577
Info Edge India Ltd.	8,285	349,596
Infosys Ltd.	374,972	6,735,572
InterGlobe Aviation Ltd.(a)(b)	10,804	242,342
ITC Ltd.	340,481	1,550,785
Jindal Steel & Power Ltd.	39,783	264,258
JSW Steel Ltd.	81,606	658,635
Jubilant Foodworks Ltd.	44,808	238,636
Kotak Mahindra Bank Ltd.	62,557	1,307,059
Larsen & Toubro Infotech Ltd.(a)	10,279	586,413
Larsen & Toubro Ltd.	75,615	1,927,189
Lupin Ltd.	21,440	170,872
Mahindra & Mahindra Ltd.	98,410	1,509,909
Marico Ltd.	55,655	330,885
Maruti Suzuki India Ltd.	13,572	1,414,421
Mphasis Ltd.	8,880	218,381
MRF Ltd.	193	198,912
Muthoot Finance Ltd.	14,303	168,152
Nestle India Ltd.	3,801	857,910
NTPC Ltd.	428,567	883,955
Oil & Natural Gas Corp. Ltd.	274,920	504,437
Page Industries Ltd.	650	298,336
Petronet LNG Ltd.	84,094	226,129
PI Industries Ltd.	8,581	321,474
Pidilite Industries Ltd.	16,991	472,460
Power Grid Corp. of India Ltd.	353,308	949,093
Reliance Industries Ltd.	337,620	9,469,611
Samvardhana Motherson International Ltd.	219,104	210,925
SBI Cards & Payment Services Ltd.	25,928	235,204
SBI Life Insurance Co. Ltd.(a)	51,356	695,722
Shree Cement Ltd.	1,137	358,510
Shriram Transport Finance Co. Ltd.	27,492	399,759
Siemens Ltd.	8,281	325,023

Security	Shares	Value

India (continued)
SRF Ltd.	16,489	$432,089
State Bank of India	202,014	1,276,189
Sun Pharmaceutical Industries Ltd.	106,601	1,232,824
Tata Consultancy Services Ltd.	101,671	4,070,501
Tata Consumer Products Ltd.	62,110	537,075
Tata Elxsi Ltd.	3,915	289,975
Tata Motors Ltd.(b)	186,376	946,805
Tata Power Co. Ltd. (The)	164,436	402,642
Tata Steel Ltd.	821,197	1,032,792
Tech Mahindra Ltd.	64,155	852,822
Titan Co. Ltd.	39,706	1,138,825
Torrent Pharmaceuticals Ltd.	10,880	191,980
Trent Ltd.	21,316	329,340
Tube Investments of India Ltd.	12,945	433,905
TVS Motor Co. Ltd.	24,012	313,507
UltraTech Cement Ltd.	11,116	975,521
United Spirits Ltd.(b)	31,671	283,530
UPL Ltd.	54,520	457,436
Varun Beverages Ltd.	25,665	403,478
Vedanta Ltd.	86,792	281,709
Wipro Ltd.	151,850	710,115
Yes Bank Ltd.(b)	1,287,024	271,472
Zomato Ltd.(b)	321,639	207,641

		93,735,219

Indonesia — 2.4%
Adaro Energy Indonesia Tbk PT	1,719,700	336,928
Aneka Tambang Tbk	1,018,200	132,868
Astra International Tbk PT	2,218,500	887,417
Bank Central Asia Tbk PT	6,150,900	3,527,779
Bank Mandiri Persero Tbk PT	2,085,300	1,367,019
Bank Negara Indonesia Persero Tbk PT	827,900	476,147
Bank Rakyat Indonesia Persero Tbk PT	7,586,577	2,321,988
Barito Pacific Tbk PT	3,472,993	212,904
Charoen Pokphand Indonesia Tbk PT	754,800	266,008
Indah Kiat Pulp & Paper Tbk PT	306,100	159,009
Indofood CBP Sukses Makmur Tbk PT	235,000	156,059
Indofood Sukses Makmur Tbk PT	509,300	216,228
Kalbe Farma Tbk PT	2,290,700	316,885
Merdeka Copper Gold Tbk PT(b)	1,346,466	400,786
Sarana Menara Nusantara Tbk PT	2,597,200	178,793
Semen Indonesia Persero Tbk PT	410,125	194,260
Sumber Alfaria Trijaya Tbk PT	1,861,800	354,062
Telkom Indonesia Persero Tbk PT	5,550,600	1,413,937
Unilever Indonesia Tbk PT	862,400	236,309
United Tractors Tbk PT	189,000	345,691
Vale Indonesia Tbk PT(b)	305,100	136,477

		13,637,554

Malaysia — 1.9%
AMMB Holdings Bhd	196,100	175,187
Axiata Group Bhd	308,200	217,670
CIMB Group Holdings Bhd	762,200	952,851
Dialog Group Bhd	409,278	205,236
DiGi.Com Bhd	356,800	341,807
Gamuda Bhd	153,000	143,198
Genting Bhd	237,400	246,485
Genting Malaysia Bhd	343,500	206,636
HAP Seng Consolidated Bhd	100,800	136,990
Hartalega Holdings Bhd	9,500	3,111
Hong Leong Bank Bhd	70,800	324,052
Hong Leong Financial Group Bhd	34,800	141,282

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	205,500	$265,119
Inari Amertron Bhd	304,700	166,237
IOI Corp. Bhd	287,300	245,201
Kuala Lumpur Kepong Bhd	47,600	220,562
Malayan Banking Bhd	534,900	1,048,887
Malaysia Airports Holdings Bhd(b)	87,056	131,734
Maxis Bhd	270,300	235,473
MISC Bhd	116,800	196,689
MR DIY Group M Bhd(a)	287,100	108,727
Nestle Malaysia Bhd	8,800	264,932
Petronas Chemicals Group Bhd	265,000	422,728
Petronas Dagangan Bhd	39,100	183,149
Petronas Gas Bhd	83,000	308,140
PPB Group Bhd	69,680	271,733
Press Metal Aluminium Holdings Bhd	444,000	510,369
Public Bank Bhd	1,617,550	1,488,643
QL Resources Bhd	122,650	158,796
RHB Bank Bhd	154,262	195,247
Sime Darby Bhd	273,400	138,300
Sime Darby Plantation Bhd	228,900	215,836
Telekom Malaysia Bhd	127,700	143,136
Tenaga Nasional Bhd	256,900	536,448
Top Glove Corp. Bhd(b)(d)	607,200	102,135

		10,652,726

Philippines — 0.9%
Aboitiz Equity Ventures Inc.	188,500	183,865
ACEN Corp.	101,940	11,665
Ayala Corp.	28,220	318,169
Ayala Land Inc.	837,960	430,715
Bank of the Philippine Islands	182,702	362,281
BDO Unibank Inc.	278,454	620,165
Globe Telecom Inc.	90	2,884
International Container Terminal Services Inc.	117,040	422,207
JG Summit Holdings Inc.	360,405	320,591
Jollibee Foods Corp.	48,870	211,770
Manila Electric Co.	26,420	151,671
Metropolitan Bank & Trust Co.	223,132	234,391
Monde Nissin Corp.(a)	702,200	152,897
PLDT Inc.	9,395	217,980
SM Investments Corp.	25,674	394,676
SM Prime Holdings Inc.	1,226,850	754,060
Universal Robina Corp.	105,300	259,665

		5,049,652

South Korea — 14.1%
Amorepacific Corp.	3,137	327,923
BGF retail Co. Ltd.	960	131,303
Celltrion Healthcare Co. Ltd.	9,962	409,724
Celltrion Inc.	11,399	1,250,107
Celltrion Pharm Inc.(b)	2,098	90,739
Cheil Worldwide Inc.	9,168	138,613
CJ CheilJedang Corp.	999	242,414
CJ Corp.	1,623	106,552
Coway Co. Ltd.	6,814	274,916
DB Insurance Co. Ltd.	4,930	286,896
Doosan Bobcat Inc.	5,763	164,985
Doosan Enerbility Co. Ltd.(b)	45,501	558,502
Ecopro BM Co. Ltd.	5,442	683,415
E-MART Inc.	1,951	165,035
F&F Co. Ltd./New	2,004	210,006
GS Holdings Corp.	5,615	172,579

Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	33,024	$1,132,632
Hankook Tire & Technology Co. Ltd.	8,568	241,014
Hanmi Pharm Co. Ltd.(b)	849	166,138
Hanon Systems	20,881	142,357
Hanwha Solutions Corp.(b)(c)	12,894	405,323
HD Hyundai Co. Ltd.	5,663	254,333
HLB Inc.(b)	12,651	308,358
HMM Co. Ltd.(b)	29,950	509,542
Hotel Shilla Co. Ltd.	3,396	205,638
HYBE Co. Ltd.(b)	2,061	287,977
Hyundai Engineering & Construction Co. Ltd.	8,100	222,594
Hyundai Glovis Co. Ltd.	2,053	245,872
Hyundai Heavy Industries Co. Ltd.(b)	1,827	146,629
Hyundai Mipo Dockyard Co. Ltd.(b)	2,784	147,570
Hyundai Mobis Co. Ltd.	6,720	1,079,392
Hyundai Motor Co.	15,693	2,088,628
Hyundai Steel Co.	9,771	258,422
Iljin Materials Co. Ltd.(b)	2,437	117,004
Industrial Bank of Korea	28,317	222,051
Kakao Corp.	34,911	1,643,340
Kakao Games Corp.(b)	4,120	152,518
Kakao Pay Corp.(b)	2,670	126,514
KakaoBank Corp.(b)	15,660	314,997
Kangwon Land Inc.(b)	10,935	166,810
KB Financial Group Inc.	43,444	1,682,546
Kia Corp.	28,653	1,628,353
Korea Aerospace Industries Ltd.(b)	8,508	289,693
Korea Electric Power Corp.(b)	28,684	390,125
Korea Investment Holdings Co. Ltd.(b)	4,217	197,416
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	5,012	307,643
Korea Zinc Co. Ltd.	994	438,896
Korean Air Lines Co. Ltd.	19,166	329,323
Krafton Inc.(b)(d)	3,343	428,166
KT&G Corp.	12,185	817,662
Kumho Petrochemical Co. Ltd.(b)	2,052	243,994
L&F Co. Ltd.	2,733	540,772
LG Chem Ltd.	5,549	2,848,538
LG Corp.	10,728	667,476
LG Display Co. Ltd.(b)	24,623	284,612
LG Electronics Inc.	11,936	1,001,141
LG Energy Solution(b)	3,920	1,548,449
LG H&H Co. Ltd.	1,008	508,644
LG Innotek Co. Ltd.	1,626	339,761
LG Uplus Corp.	22,185	185,577
Lotte Chemical Corp.	2,824	380,206
Lotte Shopping Co. Ltd.	1,412	92,805
Meritz Financial Group Inc.	7,596	258,232
Meritz Securities Co. Ltd.	27,519	146,030
Mirae Asset Securities Co. Ltd.	28,973	156,440
NAVER Corp.	14,533	2,284,617
NCSoft Corp.	1,843	604,712
Netmarble Corp.(a)(b)	2,555	119,092
NH Investment & Securities Co. Ltd.(b)	14,581	104,661
Orion Corp./Republic of Korea	2,759	260,792
Pan Ocean Co. Ltd.	25,470	121,692
Pearl Abyss Corp.(b)	3,414	115,439
POSCO Chemical Co. Ltd.	2,889	482,022
POSCO Holdings Inc.	8,147	1,963,616
S-1 Corp.	2,007	85,566
Samsung Biologics Co. Ltd.(a)(b)	1,920	1,121,738

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung C&T Corp.	9,486	$789,077
Samsung Electro-Mechanics Co. Ltd.	6,006	653,008
Samsung Electronics Co. Ltd.	530,799	24,286,649
Samsung Engineering Co. Ltd.(b)	18,204	360,935
Samsung Fire & Marine Insurance Co. Ltd.	3,177	515,265
Samsung Heavy Industries Co. Ltd.(b)	69,632	289,141
Samsung Life Insurance Co. Ltd.	9,139	470,643
Samsung SDI Co. Ltd.	6,141	3,226,334
Samsung SDS Co. Ltd.	3,028	286,374
Samsung Securities Co. Ltd.	6,703	169,638
SD Biosensor Inc.	4,226	73,381
Shinhan Financial Group Co. Ltd.	50,586	1,485,459
SK Biopharmaceuticals Co. Ltd.(b)	3,794	191,167
SK Bioscience Co. Ltd.(b)	2,638	138,797
SK Hynix Inc.	60,465	4,086,514
SK IE Technology Co. Ltd.(a)(b)	2,790	137,546
SK Inc.	4,265	575,221
SK Innovation Co. Ltd.(b)	6,399	723,761
SK Square Co. Ltd.(b)	11,422	330,722
SKC Co. Ltd.	2,523	186,611
S-Oil Corp.	5,331	323,236
Woori Financial Group Inc.	60,465	557,425
Yuhan Corp.	6,043	240,672

		78,873,385

Taiwan — 19.2%
Accton Technology Corp.	52,000	476,227
Acer Inc.	350,062	290,284
Advantech Co. Ltd.	45,604	529,008
Airtac International Group	15,161	529,237
ASE Technology Holding Co. Ltd.	364,484	1,255,091
Asia Cement Corp.	229,229	336,082
Asustek Computer Inc.	74,000	670,244
AUO Corp.	711,200	432,801
Catcher Technology Co. Ltd.	87,000	525,744
Cathay Financial Holding Co. Ltd.	981,888	1,392,406
Chailease Holding Co. Ltd.	158,465	1,161,500
Chang Hwa Commercial Bank Ltd.	484,164	276,309
Cheng Shin Rubber Industry Co. Ltd.	225,776	253,011
China Airlines Ltd.	348,000	230,317
China Development Financial Holding Corp.	1,742,400	750,231
China Steel Corp.	1,272,867	1,309,437
Chunghwa Telecom Co. Ltd.	437,000	1,652,232
Compal Electronics Inc.	470,000	371,699
CTBC Financial Holding Co. Ltd.	1,893,265	1,405,623
Delta Electronics Inc.	212,000	1,983,412
E Ink Holdings Inc.	94,000	594,824
E.Sun Financial Holding Co. Ltd.	1,392,713	1,136,631
Eclat Textile Co. Ltd.	20,604	323,898
eMemory Technology Inc.	7,000	420,694
Eva Airways Corp.	261,000	241,726
Evergreen Marine Corp. Taiwan Ltd.	111,746	571,048
Far Eastern New Century Corp.	348,460	370,441
Far EasTone Telecommunications Co. Ltd.	152,000	342,980
Feng TAY Enterprise Co. Ltd.	48,564	292,550
First Financial Holding Co. Ltd.	1,220,100	1,069,212
Formosa Chemicals & Fibre Corp.	396,950	921,180
Formosa Petrochemical Corp.	126,000	350,512
Formosa Plastics Corp.	467,400	1,387,508
Fubon Financial Holding Co. Ltd.	828,748	1,620,545
Giant Manufacturing Co. Ltd.	36,269	241,304

Security	Shares	Value

Taiwan (continued)
Globalwafers Co. Ltd.	23,000	$380,305
Hon Hai Precision Industry Co. Ltd.	1,392,651	4,606,892
Hotai Motor Co. Ltd.	33,000	665,137
Hua Nan Financial Holdings Co. Ltd.	1,068,033	798,209
Innolux Corp.	1,016,466	486,917
Inventec Corp.	301,980	262,334
Largan Precision Co. Ltd.	11,000	790,790
Lite-On Technology Corp.	261,032	593,986
MediaTek Inc.	165,176	3,878,171
Mega Financial Holding Co. Ltd.	1,279,455	1,395,772
Micro-Star International Co. Ltd.	90,000	401,497
momo.com Inc.	7,200	185,045
Nan Ya Plastics Corp.	536,090	1,319,010
Nan Ya Printed Circuit Board Corp.	24,000	181,917
Nanya Technology Corp.	178,000	338,826
Nien Made Enterprise Co. Ltd.	21,000	223,590
Novatek Microelectronics Corp.	63,000	832,583
Parade Technologies Ltd.	8,000	248,768
Pegatron Corp.	222,000	491,860
PharmaEssentia Corp.(b)	22,000	361,396
Pou Chen Corp.	242,000	265,170
Powerchip Semiconductor Manufacturing Corp.	348,000	378,555
President Chain Store Corp.	61,000	533,001
Quanta Computer Inc.	305,000	798,327
Realtek Semiconductor Corp.	48,140	593,468
Ruentex Development Co. Ltd.	213,381	309,122
Shanghai Commercial & Savings Bank Ltd. (The)	459,981	714,052
Shin Kong Financial Holding Co. Ltd.	1,305,033	378,878
Silergy Corp.	37,000	696,195
SinoPac Financial Holdings Co. Ltd.	1,112,215	622,649
Synnex Technology International Corp.	174,050	355,132
Taishin Financial Holding Co. Ltd.	1,218,629	654,469
Taiwan Business Bank	696,000	326,851
Taiwan Cement Corp.	696,754	893,218
Taiwan Cooperative Financial Holding Co. Ltd.	1,131,405	984,200
Taiwan High Speed Rail Corp.	187,000	179,803
Taiwan Mobile Co. Ltd.	177,000	560,720
Taiwan Semiconductor Manufacturing Co. Ltd.	2,744,000	45,396,440
Unimicron Technology Corp.	143,000	590,620
Uni-President Enterprises Corp.	537,650	1,186,893
United Microelectronics Corp.	1,321,000	2,151,519
Vanguard International Semiconductor Corp.	102,000	307,300
Voltronic Power Technology Corp.	7,000	365,497
Walsin Lihwa Corp.	279,884	515,492
Wan Hai Lines Ltd.	87,000	225,158
Win Semiconductors Corp.	36,000	197,588
Winbond Electronics Corp.	291,000	217,855
Wiwynn Corp.	9,000	282,218
WPG Holdings Ltd.	179,320	289,856
Yageo Corp.	35,936	629,799
Yang Ming Marine Transport Corp.	201,000	423,059
Yuanta Financial Holding Co. Ltd.	1,044,787	776,853
Zhen Ding Technology Holding Ltd.	88,455	323,806

		107,282,716

Thailand — 2.7%
Advanced Info Service PCL, NVDR	127,200	726,857
Airports of Thailand PCL, NVDR(b)	463,300	953,460
Asset World Corp. PCL, NVDR	948,300	158,236
B Grimm Power PCL, NVDR	126,000	139,103
Bangkok Dusit Medical Services PCL, NVDR	1,158,700	917,798

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	841,500	$220,256
Banpu PCL, NVDR	872,300	269,036
Berli Jucker PCL, NVDR	151,000	164,434
BTS Group Holdings PCL, NVDR	809,100	184,248
Bumrungrad Hospital PCL, NVDR	70,600	421,412
Carabao Group PCL, NVDR	36,100	103,169
Central Pattana PCL, NVDR	226,200	449,418
Central Retail Corp. PCL, NVDR	205,974	260,619
Charoen Pokphand Foods PCL, NVDR	408,900	256,825
CP ALL PCL, NVDR	652,600	1,144,588
Delta Electronics Thailand PCL, NVDR	35,500	915,261
Electricity Generating PCL, NVDR	34,800	168,349
Energy Absolute PCL, NVDR	193,000	427,403
Global Power Synergy PCL, NVDR	87,100	167,560
Gulf Energy Development PCL, NVDR	342,500	508,983
Home Product Center PCL, NVDR	638,449	252,758
Indorama Ventures PCL, NVDR	208,900	217,104
Intouch Holdings PCL, NVDR	122,900	245,977
JMT Network Services PCL, NVDR	95,300	125,328
Kasikornbank PCL, NVDR	62,800	243,381
Krung Thai Bank PCL, NVDR	400,250	195,905
Krungthai Card PCL, NVDR(d)	104,600	173,812
Land & Houses PCL, NVDR	859,000	238,176
Minor International PCL, NVDR(b)	366,880	347,568
Muangthai Capital PCL, NVDR	93,400	92,428
Osotspa PCL, NVDR	147,900	134,923
PTT Exploration & Production PCL, NVDR	157,810	667,922
PTT Global Chemical PCL, NVDR	229,600	306,804
PTT Oil & Retail Business PCL, NVDR	332,400	205,975
PTT Public Company Ltd., NVDR	1,113,700	999,859
Ratch Group PCL, NVDR(d)	131,100	151,179
SCB X PCL, NVS	87,500	257,399
SCG Packaging PCL, NVDR	136,900	201,367
Siam Cement PCL (The), NVDR	81,500	753,919
Srisawad Corp. PCL, NVDR	87,000	132,834
Thai Oil PCL, NVDR	164,700	234,872
Thai Union Group PCL, NVDR	316,500	142,372
True Corp. PCL, NVDR	1,326,005	193,228

		15,072,105

Total Common Stocks — 98.9% (Cost: $638,255,610)		552,874,068

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co. Preference Shares, NVS	1,726	120,169

Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	3,662	$260,167
LG Chem Ltd., Preference Shares, NVS	851	188,775
Samsung Electronics Co. Ltd., Preference Shares, NVS	90,919	3,666,221

		4,235,332

Total Preferred Stocks — 0.8% (Cost: $5,386,964)		4,235,332

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(b)	1,493	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $643,642,574)		557,109,400

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	6,077,556	6,081,202
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	1,310,000	1,310,000

Total Short-Term Securities — 1.3% (Cost: $7,385,227)		7,391,202

Total Investments — 101.0% (Cost: $651,027,801)		564,500,602

Liabilities in Excess of Other Assets — (1.0)%		(5,736,495)

Net Assets — 100.0%		$558,764,107

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,197,703	$—	$(3,118,268	)(a)	$1,035	$732	$6,081,202	6,077,556	$50,478	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,800,000	—	(3,490,000	)(a)	—	—	1,310,000	1,310,000	34,923		9

					$1,035	$732	$7,391,202		$85,401		$9

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	9	03/17/23	$218	$(7,414)
MSCI Emerging Markets Index	21	03/17/23	1,011	(32,354)

				$(39,768)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$39,768	$—	$—	$—	$39,768

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$59,481	$—	$—	$—	$59,481

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(36,324)	$—	$—	$—	$(36,324)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$956,376

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Asia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$20,915,417	$531,412,525	$546,126	$552,874,068
Preferred Stocks	—	4,235,332	—	4,235,332
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	7,391,202	—	—	7,391,202

	$28,306,619	$535,647,857	$546,126	$564,500,602

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(32,354)	$(7,414)	$—	$(39,768)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.1%
3R Petroleum Oleo E Gas SA(a)	66,150	$460,041
AES Brasil Energia SA	135,713	257,146
Aliansce Sonae Shopping Centers SA	188,581	615,222
Alliar Medicos A Frente SA(a)	6,675	26,456
Alupar Investimento SA	49,914	258,844
Ambipar Participacoes e Empreendimentos SA	40,670	157,927
Anima Holding SA(a)	95,229	58,024
Arezzo Industria e Comercio SA	28,515	406,311
Armac Locacao Logistica E Servicos SA	54,975	142,597
Auren Energia SA	109,437	309,366
Boa Vista Servicos SA	116,553	168,971
BR Properties SA	1,940	89,014
BrasilAgro - Co. Brasileira de Propriedades Agricolas	5,775	28,613
BRF SA(a)	172,725	203,227
Cia. Brasileira de Aluminio	60,600	120,611
Cia. Brasileira de Distribuicao	74,325	220,613
Cia. de Saneamento de Minas Gerais-COPASA	78,450	213,078
Cia. de Saneamento do Parana	66,450	216,531
Cielo SA	531,786	487,556
CM Hospitalar SA	48,675	163,724
Cogna Educacao(a)	728,724	281,165
Cury Construtora e Incorporadora SA	8,025	19,314
Cyrela Brazil Realty SA Empreendimentos e Participacoes	122,025	349,146
Dexco SA	148,087	184,421
EcoRodovias Infraestrutura e Logistica SA	203,625	159,463
EDP - Energias do Brasil SA	100,939	378,465
Embraer SA(a)	283,875	899,538
Enauta Participacoes SA	43,425	114,297
Ez Tec Empreendimentos e Participacoes SA	59,625	144,750
Fleury SA	94,426	255,929
GPS Participacoes e Empreendimentos SA(a)(b)	112,350	253,222
Grendene SA	146,775	184,750
Grupo De Moda Soma SA	224,985	377,306
Grupo Mateus SA(a)	206,146	222,075
Grupo SBF SA	52,125	81,641
Iguatemi SA	102,458	378,289
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,300	163,959
Iochpe Maxion SA	52,625	113,282
IRB Brasil Resseguros S/A(a)	28,693	103,472
JHSF Participacoes SA	125,220	101,172
Light SA	100,987	48,223
Locaweb Servicos de Internet SA(a)(b)	194,347	181,523
LOG Commercial Properties e Participacoes SA	22,580	63,443
M. Dias Branco SA	38,925	249,589
Mahle-Metal Leve SA	18,975	116,848
Marfrig Global Foods SA	131,400	159,875
Mills Estruturas e Servicos de Engenharia SA	10,950	23,697
Minerva SA	114,600	248,005
Movida Participacoes SA	74,175	93,224
MRV Engenharia e Participacoes SA	86,884	97,912
Multiplan Empreendimentos Imobiliarios SA	109,740	527,587
Odontoprev SA	123,750	272,770
Omega Energia SA(a)	128,070	225,785
Orizon Valorizacao de Residuos SA(a)	3,450	25,772
Pet Center Comercio e Participacoes SA	177,075	218,154
Petroreconcavo SA	50,775	274,462
Santos Brasil Participacoes SA	225,120	344,423

Security	Shares	Value

Brazil (continued)
Sao Martinho SA	73,395	$381,313
SIMPAR SA	164,189	225,172
SLC Agricola SA	44,713	420,787
Smartfit Escola de Ginastica e Danca SA(a)	91,161	270,412
Transmissora Alianca de Energia Eletrica SA	74,655	506,070
Tres Tentos Agroindustrial SA	27,450	66,797
Tupy SA	30,000	155,574
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	121,275	307,621
Via S/A(a)	497,132	183,263
Vivara Participacoes SA	45,000	186,259
YDUQS Participacoes SA	113,980	153,484

		15,397,572

Chile — 0.7%
Aguas Andinas SA, Class A	1,244,446	297,704
CAP SA	37,208	309,320
Cencosud Shopping SA	255,995	364,969
Colbun SA	3,264,750	374,728
Empresa Nacional de Telecomunicaciones SA	65,506	258,013
Itau CorpBanca Chile SA	100,052,989	215,055
Parque Arauco SA	51,346	62,967
Plaza SA	194,204	241,679
SMU SA	533,625	87,748
Sociedad de Inversiones Oro Blanco SA	8,025,096	82,804
Vina Concha y Toro SA	235,130	307,666

		2,602,653

China — 9.8%
361 Degrees International Ltd.(a)	375,000	179,855
Agora Inc., ADR(a)(c)	26,325	80,555
AK Medical Holdings Ltd.(b)	300,000	358,187
Alibaba Pictures Group Ltd.(a)(c)	2,940,000	185,311
A-Living Smart City Services Co. Ltd., Class A(b)	194,250	199,145
Alphamab Oncology(a)(b)(c)	220,000	407,299
Antengene Corp. Ltd.(a)(b)(c)	203,500	103,267
Anxin-China Holdings Ltd.(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)(c)	80,800	257,166
Asia Cement China Holdings Corp.	322,000	162,581
Ausnutria Dairy Corp. Ltd.	150,000	81,421
Bairong Inc. (a)(b)	75,000	101,926
Baozun Inc., ADR(a)(c)	22,725	142,940
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	36,750	97,292
Beijing Jingneng Clean Energy Co. Ltd., Class H	600,000	149,918
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	150,000	231,361
Binjiang Service Group Co. Ltd.	45,000	138,968
BOE Varitronix Ltd.	75,000	166,193
Boshiwa International Holding Ltd.(d)	32,000	—
Brii Biosciences Ltd.(a)(c)	166,500	126,130
Canaan Inc., ADR(a)(c)	74,050	207,340
Canvest Environmental Protection Group Co. Ltd.	265,000	130,607
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)(c)	73,000	147,417
Central China New Life Ltd.	262,000	94,030
CGN Mining Co. Ltd.(a)	1,005,000	119,141
CGN New Energy Holdings Co. Ltd.	532,000	185,292
Chervon Holdings Ltd.	7,500	37,885
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)(c)(d)	603,000	52,316
China BlueChemical Ltd., Class H	570,000	128,657
China Conch Environment Protection Holdings Ltd.(a)(c)	675,000	249,773
China Datang Corp. Renewable Power Co. Ltd., Class H	975,000	339,464

S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China East Education Holdings Ltd.(b)	75,000	$56,374
China Education Group Holdings Ltd.(c)	428,000	491,559
China Everbright Greentech Ltd.(b)(c)	600,000	136,982
China Everbright Ltd.(c)	450,000	322,426
China Foods Ltd.	530,000	187,200
China High Speed Transmission Equipment Group Co. Ltd.(a)	238,000	98,388
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Lilang Ltd.	327,000	166,632
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	2,550,000	347,775
China New Higher Education Group Ltd.(b)	75,000	30,385
China Nonferrous Mining Corp Ltd.	636,000	320,397
China Oriental Group Co. Ltd.	900,000	182,592
China Overseas Grand Oceans Group Ltd.	912,000	354,794
China Renaissance Holdings Ltd.(b)(c)	172,500	160,379
China Shineway Pharmaceutical Group Ltd.	183,000	159,901
China South City Holdings Ltd.(a)	2,550,000	169,044
China Tobacco International HK Co. Ltd.	129,000	181,498
China Travel International Investment Hong Kong Ltd.(a)(c)	1,588,000	315,656
China Water Affairs Group Ltd.(c)	406,000	361,224
China XLX Fertiliser Ltd.	322,000	169,982
China Youran Dairy Group Ltd.(a)(b)(c)	772,000	189,076
China Youzan Ltd.(a)	1,800,000	48,615
China Yuhua Education Corp. Ltd.(a)(b)(c)	750,000	125,169
China Zhongwang Holdings Ltd.(a)(c)(d)	696,800	67,652
Chindata Group Holdings Ltd., ADR(a)(c)	46,050	311,759
CIFI Ever Sunshine Services Group Ltd.	64,000	25,869
CIFI Holdings Group Co. Ltd.(c)	854,000	91,712
CIMC Enric Holdings Ltd.	340,000	348,979
CMGE Technology Group Ltd.(a)	900,000	250,474
COFCO Joycome Foods Ltd.(c)	1,050,000	306,578
Concord New Energy Group Ltd.	3,000,000	286,779
Cosmopolitan International Holdings Ltd.(a)	950,000	157,760
CStone Pharmaceuticals(a)(b)(c)	305,500	153,179
Dada Nexus Ltd., ADR(a)(c)	37,082	332,255
Digital China Holdings Ltd.	514,000	239,131
DingDong Cayman Ltd.(a)	21,300	96,489
Everest Medicines Ltd.(a)(b)(c)	112,500	244,113
Excellence Commercial Property & Facilities Management Group Ltd.(c)	312,000	139,853
FIH Mobile Ltd. (a)	1,500,000	160,614
FinVolution Group, ADR	51,450	260,852
Fu Shou Yuan International Group Ltd.	599,000	451,596
Fufeng Group Ltd.	720,400	461,971
Gemdale Properties & Investment Corp. Ltd.	3,268,000	258,628
Genertec Universal Medical Group Co. Ltd.(b)	525,000	303,111
Global New Material International Holdings Ltd.	75,000	47,392
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	216,800	235,077
GOME Retail Holdings Ltd.(a)(c)	5,175,000	104,388
Grand Pharmaceutical Group Ltd., Class A	562,500	319,988
Greentown Management Holdings Co. Ltd.(b)	300,000	241,408
Guangzhou R&F Properties Co. Ltd., Class H(a)	180,000	44,355
Guizhou Zhongyida Co. Ltd.(a)	232,600	125,583
Gushengtang Holdings Ltd.(a)	22,500	158,372
Haichang Ocean Park Holdings Ltd.(a)(b)	900,000	218,998
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	111,000	273,659
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	155,464	224,994
Harbin Electric Co. Ltd., Class H(a)	356,000	177,069

Security	Shares	Value

China (continued)
Helens International Holdings Co. Ltd. (a)(c)	138,500	$243,314
Hello Group Inc., ADR	57,344	505,201
Hope Education Group Co. Ltd.(a)(b)	1,932,000	162,737
Hopson Development Holdings Ltd.	211,800	216,155
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Hua Medicine(a)(b)	375,000	194,051
Huabao International Holdings Ltd.(c)	300,000	150,414
HUTCHMED China Ltd.(a)	145,500	480,370
HUYA Inc., ADR(a)	8,850	38,055
iDreamSky Technology Holdings Ltd.(a)(b)(c)	420,000	191,951
I-Mab, ADR(a)	32,280	138,804
Inspur International Ltd.(a)	150,000	115,232
International Alliance Financial Leasing Co. Ltd. (a)(b)(c)	281,200	634,623
Jinchuan Group International Resources Co. Ltd.(c)	1,875,000	145,841
JinkoSolar Holding Co. Ltd., ADR(a)(c)	17,250	914,250
Jinxin Fertility Group Ltd.(b)(c)	432,000	343,890
Joy Spreader Group Inc.(a)(c)	750,000	116,836
Kangji Medical Holdings Ltd.	153,000	187,177
Keymed Biosciences Inc.(a)(b)	38,000	305,602
Kingsoft Cloud Holdings Ltd., ADR(a)	42,075	161,989
Kintor Pharmaceutical Ltd. (a)(b)(c)	75,000	92,477
KWG Group Holdings Ltd.(a)	262,500	56,026
Lee & Man Paper Manufacturing Ltd.(c)	651,000	281,773
LexinFintech Holdings Ltd., ADR(a)	68,626	190,094
Lifetech Scientific Corp. (a)(c)	1,568,000	583,974
LK Technology Holdings Ltd.(c)	72,500	97,729
Lonking Holdings Ltd.	1,184,000	214,340
Luoyang Glass Co. Ltd., Class H (a)(c)	150,000	165,001
Luye Pharma Group Ltd. (a)(b)(c)	343,000	157,858
Meitu Inc.(a)(b)(c)	1,222,500	456,383
MH Development Ltd.(d)	32,500	931
Midea Real Estate Holding Ltd.(b)(c)	157,600	195,260
Ming Yuan Cloud Group Holdings Ltd.	134,000	91,500
MMG Ltd.(a)	544,000	153,436
Mobvista Inc.(a)(b)	300,000	154,110
National Agricultural Holdings Ltd., NVS(d)	354,000	451
Nayuki Holdings Ltd.(a)(c)	198,000	183,354
NetDragon Websoft Holdings Ltd.	127,500	290,195
New Horizon Health Ltd.(a)(b)	104,500	437,301
Nexteer Automotive Group Ltd.	451,000	286,512
Noah Holdings Ltd., ADR(a)(c)	11,922	223,061
Ocumension Therapeutics(a)(b)	146,000	187,398
Peijia Medical Ltd.(a)(b)	217,000	315,214
Pou Sheng International Holdings Ltd.	1,230,000	131,955
Powerlong Real Estate Holdings Ltd.(c)	150,000	31,211
Productive Technologies Co. Ltd.(a)(c)	586,000	73,909
Radiance Holdings Group Co. Ltd.(c)	377,000	230,060
Redco Properties Group Ltd.(a)(b)(c)	570,000	95,195
ReneSola Ltd., ADR(a)(c)	26,965	122,151
RLX Technology Inc., ADR(a)(c)	131,608	256,636
Seazen Group Ltd.(a)	430,000	144,750
Shanghai Industrial Holdings Ltd.	225,000	291,305
Shenzhen Investment Ltd.	900,000	164,273
Shoucheng Holdings Ltd.	1,343,200	280,895
Shougang Fushan Resources Group Ltd.	900,000	289,113
Shui On Land Ltd.	1,767,000	218,435
Sihuan Pharmaceutical Holdings Group Ltd.	1,964,000	227,974
Sino-Ocean Group Holding Ltd.(c)	1,425,000	180,047
Sinopec Engineering Group Co. Ltd., Class H	622,500	311,874
Sinopec Kantons Holdings Ltd.(c)	450,000	154,952

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Skyworth Group Ltd.	648,000	$355,503
SOHO China Ltd.(a)	1,312,500	244,447
SSY Group Ltd.	706,000	423,330
Sun King Technology Group Ltd.(a)	470,000	110,873
Sunac Services Holdings Ltd.(b)(c)	375,000	149,952
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.	223,000	168,563
TCL Electronics Holdings Ltd.	490,000	211,768
Tiangong International Co. Ltd.	750,000	276,416
Tianjin Port Development Holdings Ltd.	902,000	68,998
Tianneng Power International Ltd.(c)	328,000	420,785
Tong Ren Tang Technologies Co. Ltd., Class H	265,000	190,300
Tongdao Liepin Group(a)	90,000	148,816
Towngas Smart Energy Co. Ltd.	450,000	227,693
Truly International Holdings Ltd.(c)	900,000	126,255
Tuya Inc.(a)(c)	123,981	256,641
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	52,029	194,068
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	126,000	219,474
Vnet Group Inc., ADR(a)	38,260	151,892
Weimob Inc.(a)(b)(c)	883,000	531,030
West China Cement Ltd.	1,760,000	213,114
Wuling Motors Holdings Ltd.(c)	750,000	88,999
XD Inc.(a)(c)	109,600	354,757
Xiabuxiabu Catering Management China Holdings
Co. Ltd.(b)	187,000	199,587
Yeahka Ltd.(a)	107,600	357,204
Yidu Tech Inc. (a)(b)(c)	212,800	233,215
Youdao Inc., ADR(a)	6,750	55,013
Yuexiu REIT(c)	1,260,000	380,803
Yuexiu Transport Infrastructure Ltd.	554,000	312,600
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	498,500	251,831
Zhuguang Holdings Group Co. Ltd.(a)(c)	1,050,000	117,732

		36,865,389

Colombia — 0.1%
Cementos Argos SA	222,518	137,922
Corp. Financiera Colombiana SA(a)	8,631	18,649
Grupo Argos SA	125,625	250,763

		407,334

Czech Republic — 0.1%
Colt CZ Group SE	3,267	86,619
Philip Morris CR AS	171	132,458

		219,077

Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	49,650	67,594
Cairo Investment & Real Estate Development Co. SAE	134,772	58,539
Cleopatra Hospital(a)	470,267	81,283
E-Finance for Digital & Financial Investments, NVS	136,613	82,958
EISewedy Electric Co.(a)	267,345	120,449
Ezz Steel Co. SAE	19,350	18,219
Fawry for Banking & Payment Technology Services SAE(a)	339,221	63,873
Misr Fertilizers Production Co. SAE	17,546	81,791
Talaat Moustafa Group	499,040	159,324
Telecom Egypt Co.	212,632	181,046

		915,076

Greece — 0.5%
Aegean Airlines SA(a)	16,104	129,180

Security	Shares	Value

Greece (continued)
Athens Water Supply & Sewage Co. SA	16,959	$127,224
GEK Terna Holding Real Estate Construction SA	18,832	236,784
Hellenic Energy Holdings SA	10,949	96,818
Holding Co. ADMIE IPTO SA	31,841	64,166
LAMDA Development SA(a)	33,211	228,909
Piraeus Financial Holdings SA(a)	285,977	725,021
Sarantis SA	12,374	95,804
Titan Cement International SA	17,897	302,963

		2,006,869

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	154,732	169,132

India — 21.9%
3M India Ltd.	1,275	352,845
Aarti Drugs Ltd.	14,775	65,422
Aarti Industries Ltd.	78,600	502,673
Aarti Pharmalabs Ltd., NVS(a)	19,126	70,010
Aavas Financiers Ltd.(a)	18,906	417,806
Aditya Birla Capital Ltd.(a)	195,750	344,949
Aditya Birla Fashion and Retail Ltd.(a)	126,525	351,239
Advanced Enzyme Technologies Ltd.	24,150	81,514
Aegis Logistics Ltd.	59,100	260,184
Affle India Ltd.(a)	24,750	306,310
AIA Engineering Ltd.	19,275	617,569
Ajanta Pharma Ltd.	17,775	254,064
Alembic Pharmaceuticals Ltd.	23,775	146,962
Alkyl Amines Chemicals	5,400	163,322
Allcargo Logistics Ltd.	44,331	198,245
Alok Industries Ltd.(a)	647,025	97,802
Amara Raja Batteries Ltd.	35,850	240,586
Amber Enterprises India Ltd.(a)	7,575	172,640
Angel One Ltd.	11,550	142,256
Apar Industries Ltd.	4,650	129,357
APL Apollo Tubes Ltd.	64,356	925,759
Apollo Tyres Ltd.	136,425	516,655
Asahi India Glass Ltd.	29,331	170,820
Ashok Leyland Ltd.	591,900	1,040,902
Aster DM Healthcare Ltd.(a)(b)	64,350	173,295
Astral Ltd.	36,869	841,540
AstraZeneca Pharma India Ltd.	2,775	112,221
Atul Ltd.	6,300	535,685
Avanti Feeds Ltd.	19,261	85,166
Bajaj Electricals Ltd.	19,125	252,434
Balaji Amines Ltd.	4,200	111,618
Balrampur Chini Mills Ltd.	54,687	236,049
BASF India Ltd.	4,987	138,740
Bata India Ltd.	19,641	335,052
Bayer CropScience Ltd.	5,925	306,693
BEML Ltd., (Acquired 02/10/22, Cost: $206,481)(e)	9,075	136,399
BEML Ltd., NVS	8,107	28,616
Bharat Dynamics Ltd.	18,470	208,685
Bharat Heavy Electricals Ltd.	363,750	306,840
Biocon Ltd.	81,150	224,944
Birla Corp. Ltd.	11,325	119,153
Birlasoft Ltd.	70,125	233,171
BLS International Services Ltd.	10,500	19,744
Blue Dart Express Ltd.	2,325	174,537
Blue Star Ltd.	25,050	434,883
Borosil Renewables Ltd.(a)	20,625	117,009
Brigade Enterprises Ltd.	47,700	281,125

S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Brightcom Group Ltd.	392,250	$108,687
Brookfield India Real Estate Trust(b)	55,842	179,954
BSE Ltd.	25,192	134,192
Campus Activewear Ltd.(a)	6,675	32,665
Can Fin Homes Ltd.	29,550	205,428
Carborundum Universal Ltd.	44,700	528,584
Castrol India Ltd.	175,800	243,960
CCL Products India Ltd.	38,865	257,004
CE Info Systems Ltd.	8,406	116,525
Ceat Ltd.	10,644	177,998
Central Depository Services India Ltd.	20,325	242,971
Century Plyboards India Ltd.	19,875	121,429
Century Textiles & Industries Ltd.	25,500	187,309
CESC Ltd.	244,500	205,010
Chalet Hotel Ltd.(a)	3,525	15,636
Chambal Fertilisers and Chemicals Ltd.	74,100	245,952
Chemplast Sanmar Ltd.(a)	27,659	129,563
Cholamandalam Financial Holdings Ltd.	42,375	294,658
City Union Bank Ltd.	137,850	230,665
Clean Science and Technology	10,650	177,300
Coforge Ltd.	10,575	549,386
Computer Age Management Services Ltd.	11,475	313,375
Coromandel International Ltd.	45,225	491,304
CreditAccess Grameen Ltd.(a)	21,460	250,329
CRISIL Ltd.	6,450	264,101
Crompton Greaves Consumer Electricals Ltd.	231,826	851,370
Cummins India Ltd.	50,250	953,821
Cyient Ltd.	37,350	426,342
Dalmia Bharat Ltd.	31,125	690,048
Data Patterns India Ltd.(a)	4,500	71,087
Deepak Fertilisers & Petrochemicals Corp. Ltd.	24,176	180,476
Deepak Nitrite Ltd.	28,050	609,878
Delhivery Ltd.(a)	65,025	271,844
Delta Corp. Ltd.	47,457	107,697
Devyani International Ltd.(a)	100,875	185,747
Dixon Technologies India Ltd.	13,125	458,446
Dr Lal PathLabs Ltd.(b)	15,307	368,099
Easy Trip Planners Ltd., NVS(a)	209,400	118,205
eClerx Services Ltd.	10,137	170,905
EID Parry India Ltd.	41,084	249,548
Elecon Engineering Co. Ltd.	5,850	27,906
Elgi Equipments Ltd.	64,587	365,255
Emami Ltd.	68,574	331,084
Embassy Office Parks REIT	176,550	651,235
Endurance Technologies Ltd.(b)	15,150	228,767
Engineers India Ltd.	225,835	194,790
EPL Ltd.	51,675	100,264
Eris Lifesciences Ltd.(b)	18,375	140,993
Escorts Kubota Ltd.	4,027	101,097
Exide Industries Ltd.	187,050	396,469
Federal Bank Ltd.	642,150	1,001,932
Fine Organic Industries Ltd.	3,298	184,415
Finolex Cables Ltd.	31,650	270,118
Finolex Industries Ltd.	109,650	224,036
Firstsource Solutions Ltd.	120,184	163,603
Fortis Healthcare Ltd.(a)	192,450	621,856
GHCL Ltd.	24,089	149,820
Gillette India Ltd.	3,546	200,022
GlaxoSmithKline Pharmaceuticals Ltd.	11,625	187,831
Glenmark Pharmaceuticals Ltd.	59,025	305,951

Security	Shares	Value

India (continued)
Global Health Ltd., NVS	7,908	$49,810
GMM Pfaudler Ltd.	13,500	266,352
GMR Airports Infrastructure Ltd.(a)	962,869	441,159
Go Fashion India Ltd.(a)	7,246	80,331
Godawari Power and Ispat Ltd.	23,925	98,857
Godfrey Phillips India Ltd.	1,200	25,773
Godrej Industries Ltd.(a)	18,486	93,709
Granules India Ltd.	58,725	198,848
Graphite India Ltd.	39,525	137,680
Great Eastern Shipping Co. Ltd. (The)	45,525	303,521
Greaves Cotton Ltd.	67,990	105,230
Greenpanel Industries Ltd.	20,850	70,678
Grindwell Norton Ltd.	17,475	381,153
Gujarat Ambuja Exports Ltd.	32,025	88,306
Gujarat Fluorochemicals Ltd.	8,850	336,414
Gujarat Gas Ltd.	71,025	433,607
Gujarat Mineral Development Corp. Ltd.	53,746	86,689
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	31,575	200,672
Gujarat State Petronet Ltd.	127,230	435,138
Happiest Minds Technologies Ltd.	24,900	257,493
HFCL Ltd.	301,800	232,844
HG Infra Engineering Ltd.	1,725	14,933
Hindustan Foods Ltd.(a)	9,375	65,209
Hitachi Energy India Ltd.	4,093	164,592
ICICI Securities Ltd.(b)	41,300	232,735
IDFC First Bank Ltd.(a)	1,261,575	840,617
IDFC Ltd.	498,225	457,657
IIFL Finance Ltd.	52,275	270,706
IIFL Wealth Management Ltd.	15,900	331,225
India Cements Ltd. (The)	64,575	145,982
Indiabulls Housing Finance Ltd.(a)	41,025	50,024
Indiabulls Real Estate Ltd.(a)	235,836	164,171
IndiaMART Intermesh Ltd.(b)	6,375	373,579
Indian Bank	116,058	360,587
Indian Energy Exchange Ltd.(b)	173,250	302,631
Indigo Paints Ltd.	5,025	60,633
Intellect Design Arena Ltd.	37,500	203,881
ION Exchange India Ltd.	1,275	51,990
Ipca Laboratories Ltd.	55,500	542,172
IRB Infrastructure Developers Ltd., NVS	543,070	192,245
Jaiprakash Power Ventures Ltd.(a)	1,541,472	123,814
JB Chemicals & Pharmaceuticals Ltd.	14,672	343,899
JBM Auto Ltd.	3,075	21,364
Jindal Stainless Hisar Ltd.(a)	20,475	121,425
Jindal Stainless Ltd.(a)	32,550	105,130
JK Cement Ltd.	14,775	493,727
JK Lakshmi Cement Ltd.	28,200	229,209
JK Paper Ltd.	43,247	202,691
JM Financial Ltd.	278,666	219,853
Jubilant Ingrevia Ltd.	30,386	163,715
Jubilant Pharmova Ltd.	34,425	127,353
Just Dial Ltd.(a)	12,365	86,287
Jyothy Labs Ltd.	11,947	27,495
Kajaria Ceramics Ltd.	32,550	422,755
Kansai Nerolac Paints Ltd.	56,204	273,633
Karnataka Bank Ltd. (The)	25,848	44,243
Karur Vysya Bank Ltd. (The)	168,150	207,233
Kaveri Seed Co. Ltd.	20,100	125,430
KEC International Ltd.	54,430	295,609
KEI Industries Ltd.	26,325	517,074

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Kirloskar Ferrous Industries Ltd.	6,675	$35,011
Kirloskar Oil Engines Ltd.	8,250	31,451
KNR Constructions Ltd.	95,770	296,400
KPIT Technologies Ltd.	65,175	653,233
KPR Mill Ltd.	36,575	254,320
KRBL Ltd.	12,225	50,095
Krishna Institute Of Medical Sciences Ltd.(a)(b)	13,575	220,618
L&T Finance Holdings Ltd.	312,625	329,962
Lakshmi Machine Works Ltd.	2,013	262,388
Laurus Labs Ltd.(b)	136,223	517,599
Laxmi Organic Industries Ltd.	26,475	82,644
Lemon Tree Hotels Ltd.(a)(b)	221,146	208,177
LIC Housing Finance Ltd.	116,132	492,034
Linde India Ltd.	8,769	394,503
LT Foods Ltd.	49,875	58,251
Mahanagar Gas Ltd.	27,091	293,432
Mahindra & Mahindra Financial Services Ltd.	252,825	769,253
Mahindra CIE Automotive Ltd.	54,623	280,079
Mahindra Lifespace Developers Ltd.	37,411	168,375
Manappuram Finance Ltd.	222,218	275,804
Mastek Ltd.	6,900	137,438
Max Financial Services Ltd.(a)	85,950	719,387
Max Healthcare Institute Ltd.(a)	313,029	1,612,387
Medplus Health Services Ltd.(a)	20,046	161,338
Metropolis Healthcare Ltd.(b)	11,325	179,460
Mindspace Business Parks REIT(b)	60,000	212,013
Motherson Sumi Wiring India Ltd.	869,246	520,337
Motilal Oswal Financial Services Ltd.	17,400	126,224
MTAR Technologies Ltd.	1,125	23,092
Multi Commodity Exchange of India Ltd.	9,552	161,908
Narayana Hrudayalaya Ltd.	36,596	331,522
Natco Pharma Ltd.	30,801	200,320
National Aluminium Co. Ltd.	338,850	320,433
Navin Fluorine International Ltd.	13,200	658,765
Nazara Technologies Ltd.(a)	10,350	65,994
NCC Ltd./India	261,690	281,466
Network18 Media & Investments Ltd.(a)	67,050	47,311
NIIT Ltd.	36,900	141,571
Nippon Life India Asset Management Ltd.(b)	49,875	133,461
Nuvoco Vistas Corp. Ltd.(a)	47,775	202,103
Oberoi Realty Ltd.	53,956	559,033
Oil India Ltd.	101,475	302,480
Olectra Greentech Ltd.	23,100	139,053
Oracle Financial Services Software Ltd.	8,700	333,291
Orient Electric Ltd.	64,200	212,212
Paisalo Digital Ltd.	126,750	90,778
PB Fintech Ltd.(a)	76,579	516,370
Persistent Systems Ltd.	20,025	1,159,674
Phoenix Mills Ltd. (The)	44,325	741,165
Piramal Enterprises Ltd.	46,146	429,740
Piramal Pharma Ltd., NVS(a)	203,263	194,175
PNB Housing Finance Ltd.(a)(b)	11,400	82,355
PNC Infratech Ltd.	8,325	27,563
Poly Medicure Ltd.	17,395	197,012
Polycab India Ltd.	17,250	642,403
Polyplex Corporation Ltd.	7,823	127,881
Poonawalla Fincorp Ltd.	102,525	358,045
Praj Industries Ltd.	48,525	205,893
Prestige Estates Projects Ltd.	66,591	326,727
Procter & Gamble Health Ltd.	3,450	195,120

Security	Shares	Value

India (continued)
PVR Ltd.(a)	25,875	$474,715
PVR Ltd., NVS	9,878	181,217
Quess Corp. Ltd.(b)	30,300	129,465
Radico Khaitan Ltd.	32,700	458,948
Rain Industries Ltd.	88,641	164,405
Rainbow Children’s Medicare Ltd.	6,600	59,124
Rajesh Exports Ltd.	25,275	201,031
Rajratan Global Wire Ltd.	3,300	28,810
Ramco Cements Ltd. (The)	44,296	382,539
Ratnamani Metals & Tubes Ltd.	12,258	324,229
RattanIndia Enterprises Ltd.(a)	191,325	88,686
Raymond Ltd.	16,957	260,393
RBL Bank Ltd.(a)(b)	192,742	362,928
REC Ltd.	474,634	655,831
Redington Ltd.	237,238	488,467
Relaxo Footwears Ltd.	21,525	202,427
Reliance Infrastructure Ltd.(a)	91,438	144,530
Reliance Power Ltd.(a)	1,032,825	122,370
Rhi Magnesita India Ltd.	19,500	151,037
Route Mobile Ltd.	14,325	232,710
Safari Industries India Ltd.	445	10,880
Sanofi India Ltd.	3,150	222,594
Saregama India Ltd.	41,542	165,911
Sharda Cropchem Ltd.	8,100	46,033
Sheela Foam Ltd.(a)	11,250	159,538
Shoppers Stop Ltd.(a)	20,523	161,173
Shree Renuka Sugars Ltd.(a)	295,500	155,648
SKF India Ltd.	10,689	576,753
Sobha Ltd.	21,900	152,495
Solar Industries India Ltd.	11,625	550,921
Sonata Software Ltd.	33,697	295,863
South Indian Bank Ltd. (The)(a)	164,835	33,399
Sterlite Technologies Ltd.	93,075	178,410
Sumitomo Chemical India Ltd.	38,502	208,248
Sun TV Network Ltd.	31,650	164,023
Sundram Fasteners Ltd.	41,250	490,499
Suprajit Engineering Ltd.	36,750	156,841
Supreme Industries Ltd.	25,875	863,798
Supreme Petrochem Ltd., NVS	27,750	124,746
Suven Pharmaceuticals Ltd.	43,425	251,965
Suzlon Energy Ltd.(a)	2,415,816	239,336
Syngene International Ltd.(b)	47,925	336,445
Tanla Platforms Ltd.	26,550	216,544
Tata Chemicals Ltd.	55,554	654,614
Tata Communications Ltd.	45,314	662,032
Tata Investment Corp. Ltd.	3,225	79,463
Tata Teleservices Maharashtra Ltd.(a)	207,000	140,193
TCI Express Ltd.	5,925	113,157
TeamLease Services Ltd.(a)	5,700	173,207
Tejas Networks Ltd.(a)(b)	29,250	197,646
Thermax Ltd.	17,250	448,923
Thyrocare Technologies Ltd.(b)	10,125	55,282
Timken India Ltd.	9,225	329,050
Torrent Power Ltd.	66,528	407,195
Transport Corp. of India Ltd.	2,025	15,953
Trident Ltd.	500,850	183,404
Triveni Engineering & Industries Ltd.	42,300	137,974
TTK Prestige Ltd.	19,500	178,429
TV18 Broadcast Ltd.(a)	282,525	108,872
UNO Minda Ltd.	73,500	450,401

S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Usha Martin Ltd.	30,225	$64,240
UTI Asset Management Co. Ltd.(a)	18,075	142,943
Vakrangee Ltd.	237,750	62,491
Vardhman Textiles Ltd.(a)	45,480	169,224
V-Guard Industries Ltd.	69,900	207,804
Vijaya Diagnostic Centre Pvt Ltd.	19,514	89,101
Vinati Organics Ltd.	12,225	278,516
VIP Industries Ltd.	30,525	235,343
V-Mart Retail Ltd.	5,400	157,291
Vodafone Idea Ltd.(a)	3,784,971	311,066
Voltas Ltd.	85,294	919,533
Welspun Corp. Ltd.	63,727	141,856
West Coast Paper Mills Ltd.	2,550	14,857
Westlife Development Ltd.(a)	31,384	246,135
Whirlpool of India Ltd.	13,050	205,709
Yes Bank Ltd., (Acquired 03/16/20, Cost: $336,376)(e)	433,083	90,961
Yes Bank Ltd.(a)	100	21
Zee Entertainment Enterprises Ltd.	332,987	787,225
Zensar Technologies Ltd.	45,300	158,886
ZF Commercial Vehicle Control Systems India Ltd.	1,558	198,803

		81,995,058

Indonesia — 2.7%
Ace Hardware Indonesia Tbk PT	1,830,000	60,594
AKR Corporindo Tbk PT	3,938,000	357,417
Astra Agro Lestari Tbk PT	210,000	114,305
Astrindo Nusantara Infrastructure Tbk PT(a)	20,061,600	198,620
Bank Aladin Syariah Tbk PT(a)	2,085,000	177,738
Bank BTPN Syariah Tbk PT	945,000	144,972
Bank Bukopin Tbk PT(a)	7,215,000	56,301
Bank Neo Commerce Tbk PT(a)	2,664,166	111,686
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,266,664	109,630
Bank Tabungan Negara Persero Tbk PT	1,890,000	164,171
Berkah Beton Sadaya Tbk PT(d)	7,350,000	286,771
BFI Finance Indonesia Tbk PT	3,277,500	293,307
Bukalapak.com PT Tbk(a)	13,249,200	227,575
Bukit Asam Tbk PT	1,552,500	392,844
Bumi Resources Minerals Tbk PT(a)	16,117,500	172,202
Bumi Resources Tbk PT(a)	26,406,400	235,493
Bumi Serpong Damai Tbk PT(a)	3,232,500	209,754
Ciputra Development Tbk PT	4,117,763	267,317
Cisarua Mountain Dairy PT TBK	420,000	122,557
Digital Mediatama Maxima Tbk PT(a)	750,000	48,689
Energi Mega Persada Tbk PT, NVS	1,972,500	35,182
Erajaya Swasembada Tbk PT	3,240,000	109,387
Gudang Garam Tbk PT	114,600	187,869
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT	1,050,000	112,180
Indika Energy Tbk PT	720,000	108,547
Indo Tambangraya Megah Tbk PT	165,100	402,443
Indocement Tunggal Prakarsa Tbk PT	495,000	361,011
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,318,857	133,809
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,950,000	171,955
Jasa Marga Persero Tbk PT(a)	945,000	201,376
Lippo Karawaci Tbk PT(a)	10,142,400	53,871
Map Aktif Adiperkasa PT(a)	90,000	28,859
Matahari Department Store Tbk PT	382,500	129,799
Medco Energi Internasional Tbk PT	3,377,712	253,436
Media Nusantara Citra Tbk PT(a)	2,850,300	121,447

Security	Shares	Value

Indonesia (continued)
Medikaloka Hermina Tbk PT	2,697,700	$263,579
Metro Healthcare Indonesia TBK PT(a)	8,287,500	260,857
Mitra Adiperkasa Tbk PT(a)	4,012,500	397,305
Pabrik Kertas Tjiwi Kimia Tbk PT	660,000	302,897
Pacific Strategic Financial Tbk PT(a)	2,992,500	220,758
Pakuwon Jati Tbk PT	7,335,000	222,247
Panin Financial Tbk PT	4,675,000	122,007
Perusahaan Gas Negara Tbk PT	4,440,000	455,455
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,605,000	112,089
Sawit Sumbermas Sarana Tbk PT	1,012,500	107,889
Siloam International Hospitals Tbk PT	180,000	15,462
Smartfren Telecom Tbk PT(a)	39,585,000	173,865
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	4,440,050	176,077
Surya Citra Media Tbk PT	9,840,000	139,392
Surya Esa Perkasa Tbk PT	3,397,500	238,392
Temas Tbk PT	279,900	61,303
Timah Tbk PT	1,080,000	84,284
Transcoal Pacific Tbk PT	397,500	231,332
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	73,047
XL Axiata Tbk PT	1,312,600	179,865

		10,001,216

Kuwait — 1.1%
Al Ahli Bank of Kuwait KSCP	300,000	335,195
Boubyan Petrochemicals Co. KSCP	204,525	518,899
Boursa Kuwait Securities Co. KPSC	42,975	282,793
Burgan Bank SAK	341,500	251,370
Gulf Cable & Electrical Industries Co. KSCP	24,675	96,600
Humansoft Holding Co. KSC	36,111	432,884
Jazeera Airways Co. KSCP	25,950	147,078
Kuwait International Bank KSCP	432,425	277,453
Kuwait Projects Co. Holding KSCP	745,228	274,237
National Industries Group Holding SAK	872,569	585,394
National Investments Co. KSCP	166,351	124,597
National Real Estate Co. KPSC(a)	399,109	115,526
Salhia Real Estate Co. KSCP	62,574	111,904
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC	246,071	145,879
Warba Bank KSCP(a)	540,832	405,104

		4,104,913

Malaysia — 2.8%
AFFIN Bank Bhd(c)	105,800	49,039
AGMO HOLDINGS BHD(a)	21,287	3,389
Alliance Bank Malaysia Bhd	412,700	320,004
Axis Real Estate Investment Trust	630,000	269,549
Bank Islam Malaysia Bhd	208,600	105,520
Bermaz Auto Bhd	532,600	255,103
British American Tobacco Malaysia Bhd(c)	67,644	177,571
Bumi Armada Bhd(a)(c)	1,050,000	135,327
Bursa Malaysia Bhd	285,150	419,385
Carlsberg Brewery Malaysia Bhd(c)	75,000	383,669
Chin Hin Group Bhd, NVS(c)	383,200	338,046
D&O Green Technologies Bhd(c)	202,500	203,810
Dagang NeXchange Bhd(c)	930,000	125,313
DRB-Hicom Bhd	502,500	158,994
Fraser & Neave Holdings Bhd	47,100	288,596
Frontken Corp. Bhd	467,950	326,260
Genting Plantations Bhd	60,000	80,490
Greatech Technology Bhd(a)	240,100	267,393

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hartalega Holdings Bhd	472,500	$154,780
Heineken Malaysia Bhd	58,400	372,459
Hibiscus Petroleum Bhd	796,700	188,786
IGB Real Estate Investment Trust	491,800	192,936
IJM Corp. Bhd	1,192,500	427,806
IOI Properties Group Bhd	555,000	138,553
Kossan Rubber Industries Bhd(c)	585,000	142,060
Lotte Chemical Titan Holding Bhd(b)	262,500	80,724
Magnum Bhd	155,950	41,701
Malaysia Building Society Bhd(a)(c)	1,342,600	180,970
Malaysian Pacific Industries Bhd(c)	37,500	249,980
My EG Services Bhd(c)	2,289,000	367,143
Padini Holdings Bhd	225,000	195,515
Pentamaster Corp. Bhd	307,550	346,711
PMB Technology Bhd	60,000	58,830
Scientex Bhd	383,300	309,174
Sime Darby Property Bhd	1,343,000	143,631
SKP Resources Bhd	495,000	147,760
SP Setia Bhd Group(c)	757,600	104,619
Sports Toto Bhd	124,693	42,238
Sunway REIT	696,300	240,498
Supermax Corp. Bhd(c)	784,616	131,979
Syarikat Takaful Malaysia Keluarga Bhd	37,444	27,619
TIME dotCom Bhd(c)	485,400	578,694
TSH Resources Bhd	172,500	39,595
UMW Holdings Bhd	157,600	136,934
Unisem M Bhd	243,700	160,628
United Plantations Bhd	15,000	55,153
UWC Bhd(c)	300,000	267,543
ViTrox Corp. Bhd	143,900	256,423
VS Industry Bhd	1,260,250	246,924
Yinson Holdings Bhd	528,800	318,372
YTL Corp. Bhd	1,179,900	148,526

		10,402,722

Mexico — 2.4%
Alsea SAB de CV(a)	225,100	497,529
Bolsa Mexicana de Valores SAB de CV	155,500	302,391
Concentradora Fibra Danhos SA de CV(c)	79,000	103,411
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	382,500	453,861
Corp Inmobiliaria Vesta SAB de CV	248,000	719,880
FIBRA Macquarie Mexico(b)	330,100	566,870
GCC SAB de CV	69,220	544,257
Genomma Lab Internacional SAB de CV, Class B	230,400	185,992
Gentera SAB de CV	442,500	477,895
Grupo Aeroportuario del Centro Norte SAB de CV	116,808	1,116,145
Grupo Comercial Chedraui SA de CV	92,300	472,888
Grupo Herdez SAB de CV	7,500	17,548
Grupo Rotoplas SAB de CV	87,267	142,373
Grupo Traxion SAB de CV(a)(b)	97,500	181,022
La Comer SAB de CV(c)	195,000	427,270
Nemak SAB de CV(a)(b)	720,096	182,617
PLA Administradora Industrial S. de RL de CV(c)	275,600	508,075
Prologis Property Mexico SA de CV	210,031	770,261
Qualitas Controladora SAB de CV	67,300	419,620
Regional SAB de CV	97,200	808,189
Sitios Latinoamerica SAB de CV(a)	260,600	104,972

		9,003,066

Philippines — 1.1%
Alliance Global Group Inc.	1,422,600	323,155

Security	Shares	Value

Philippines (continued)
AREIT Inc.	135,000	$87,766
Bloomberry Resorts Corp.(a)	1,860,000	306,981
Century Pacific Food Inc.	551,100	261,362
Converge Information and Communications Technology Solutions Inc.(a)	601,700	176,543
Cosco Capital Inc.	1,437,000	108,262
D&L Industries Inc.	1,050,100	149,469
DMCI Holdings Inc.	1,604,300	305,662
GT Capital Holdings Inc.	11,390	106,735
LT Group Inc.	1,080,000	204,744
Manila Water Co. Inc.	542,600	186,137
Megaworld Corp.	4,892,000	178,429
Metro Pacific Investments Corp.	1,263,000	93,071
Puregold Price Club Inc.	455,400	259,200
RL Commercial REIT Inc.	2,311,600	238,051
Robinsons Land Corp.	884,200	240,379
Robinsons Retail Holdings Inc.	129,880	127,564
Security Bank Corp.	193,740	359,490
Semirara Mining & Power Corp.	251,500	136,160
Wilcon Depot Inc.	693,400	395,489

		4,244,649

Poland — 1.1%
Alior Bank SA(a)	36,900	335,959
AmRest Holdings SE(a)	44,615	208,689
Asseco Poland SA	25,889	464,271
Bank Handlowy w Warszawie SA	2,813	52,754
Bank Millennium SA(a)(c)	236,775	240,759
Budimex SA	5,175	327,368
CCC SA(a)	17,303	137,538
Ciech SA(c)	15,628	182,126
Enea SA(a)	116,374	169,229
Grupa Azoty SA(a)	22,028	191,683
Jastrzebska Spolka Weglowa SA(a)(c)	22,934	281,784
KRUK SA	7,275	540,687
LiveChat Software SA	7,650	240,753
Neuca SA(c)	1,050	139,023
Orange Polska SA	248,400	375,088
Tauron Polska Energia SA(a)(c)	434,894	210,347
Warsaw Stock Exchange	10,500	87,616

		4,185,674

Qatar — 0.9%
Aamal Co.	773,325	204,645
Al Meera Consumer Goods Co. QSC	36,141	157,346
Baladna	466,350	171,817
Doha Bank QPSC	672,104	303,653
Estithmar Holding QPSC(a)	163,350	84,983
Gulf International Services QSC(a)	276,656	138,295
Gulf Warehousing Co.	151,500	143,116
Mannai Corp. QSC	34,944	66,102
Medicare Group	85,441	140,165
Qatar Aluminum Manufacturing Co.	1,140,618	528,005
Qatar Insurance Co. SAQ	554,227	257,985
Qatar National Cement Co. QSC	116,175	134,431
Qatar Navigation QSC	240,560	592,232
Qatari Investors Group QSC	142,850	76,973
United Development Co. QSC	700,700	221,035
Vodafone Qatar QSC	749,853	326,251

		3,547,034

Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	632

S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Detsky Mir PJSC(a)(b)(d)	238,520	$32
Federal Grid Co. Unified Energy System PJSC(a)(d)	142,040,000	19
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	5
Lenta PJSC, GDR(a)(d)	58,692	8
LSR Group PJSC(a)(d)	16,818	2
Mosenergo PJSC(d)	4,900,000	653
QIWI PJSC, ADR(a)(d)	20,971	3
Rostelecom PJSC(d)	373,860	50
Segezha Group PJSC(b)(d)	1,675,000	223
Sistema PJSFC(a)(d)	1,865,280	248
Sovcomflot PJSC(a)(d)	338,350	45
Unipro PJSC(a)(d)	4,288,000	571
United Medical Group, GDR(a)(d)	11,658	2

		2,493

Saudi Arabia — 3.2%
Abdullah Al Othaim Markets Co.	17,732	533,282
Al Hammadi Holding	38,409	486,869
Al Jouf Agricultural Development Co.	9,385	131,548
Al Masane Al Kobra Mining Co.	2,244	44,718
Al Moammar Information Systems Co.	6,565	171,052
Al Rajhi Co. for Co-operative Insurance(a)	8,175	217,846
Alamar Foods, NVS	750	31,258
Al-Dawaa Medical Services Co.	9,746	195,249
Aldrees Petroleum and Transport Services Co.	16,952	380,376
AlKhorayef Water & Power Technologies Co.	5,812	210,395
Almunajem Foods Co.	7,125	110,671
Alujain Corp.	17,665	171,031
Arabian Cement Co./Saudi Arabia	23,850	218,283
Arabian Contracting Services Co.	6,338	183,861
Arriyadh Development Co.	44,975	221,025
Astra Industrial Group	16,382	258,766
City Cement Co.	34,227	187,482
Co. for Cooperative Insurance (The)(a)	23,678	587,141
Dur Hospitality Co.(a)	21,750	134,013
Eastern Province Cement Co.	22,179	236,840
Fawaz Abdulaziz Al Hokair & Co.(a)	20,077	78,420
Halwani Brothers Co.	6,075	84,582
Herfy Food Services Co.(a)	10,875	99,279
Jadwa REIT Saudi Fund	68,333	221,921
Leejam Sports Co. JSC	11,947	290,929
Maharah Human Resources Co.	13,190	200,911
Methanol Chemicals Co.(a)	17,005	112,667
Middle East Paper Co.	12,038	97,302
National Agriculture Development Co. (The)(a)	28,275	180,508
National Co. for Learning & Education Ltd.	2,250	53,842
National Gas & Industrialization Co.	16,324	232,152
National Medical Care Co.	11,029	228,653
Perfect Presentation For Commercial Services Co., NVS	375	17,907
Qassim Cement Co. (The)	20,250	364,243
Saudi Airlines Catering Co.(a)	19,324	406,796
Saudi Arabia Refineries Co.	2,700	55,893
Saudi Cement Co.	29,295	408,790
Saudi Ceramic Co.	16,863	135,730
Saudi Chemical Co. Holding	24,001	177,941
Saudi Fisheries Co.(a)	24,248	172,300
Saudi Ground Services Co.(a)	42,450	241,254
Saudi Industrial Services Co.	26,598	169,927
Saudi Pharmaceutical Industries & Medical Appliances Corp.	29,025	167,153
Saudi Public Transport Co.(a)	42,789	196,473

Security	Shares	Value

Saudi Arabia (continued)
Saudi Real Estate Co.(a)	78,896	$259,598
Saudia Dairy & Foodstuff Co.	6,867	444,589
Seera Group Holding(a)	68,625	355,199
Sinad Holding Co.(a)	19,650	53,416
Southern Province Cement Co.	29,100	388,959
Tanmiah Food Co.	1,800	57,943
Theeb Rent A Car Co.	956	19,514
United Electronics Co.	15,925	339,089
United International Transportation Co.	22,870	326,054
Yamama Cement Co.(a)	46,035	372,927
Yanbu Cement Co.	33,490	315,634

		12,040,201

South Africa — 3.6%
Adcock Ingram Holdings Ltd.	27,225	79,889
AECI Ltd.	42,675	216,686
Astral Foods Ltd.	14,639	130,328
AVI Ltd.	126,561	523,988
Barloworld Ltd.	63,450	316,473
Coronation Fund Managers Ltd.	94,350	160,701
Dis-Chem Pharmacies Ltd.(b)	142,200	209,448
Distell Group Holdings Ltd.(a)	63,075	602,278
DRDGOLD Ltd.	195,525	143,527
Equites Property Fund Ltd.	273,793	230,484
Fortress REIT Ltd., Series A(a)	466,875	267,185
Grindrod Ltd.	106,050	59,305
Hosken Consolidated Investments Ltd.	9,000	91,642
Hyprop Investments Ltd.	148,454	277,023
Investec Ltd.	111,029	709,884
Investec Property Fund Ltd.	197,821	93,498
JSE Ltd.	40,112	248,775
KAP Industrial Holdings Ltd.	1,013,887	192,393
Life Healthcare Group Holdings Ltd.	506,941	540,522
Momentum Metropolitan Holdings	447,706	484,118
Motus Holdings Ltd.	57,668	347,484
Netcare Ltd.	403,350	334,294
Ninety One Ltd.	69,065	172,992
Oceana Group Ltd.	43,751	172,717
Omnia Holdings Ltd.	74,806	243,420
Pick n Pay Stores Ltd.	146,254	365,297
PSG Konsult Ltd.	425,841	301,207
Redefine Properties Ltd.	2,689,989	559,010
Resilient REIT Ltd.	116,925	324,385
Reunert Ltd.	60,000	194,391
Royal Bafokeng Platinum Ltd.	41,542	351,676
Santam Ltd.	17,400	280,058
Sappi Ltd.	202,806	539,675
SPAR Group Ltd. (The)	55,350	433,999
Super Group Ltd./South Africa	162,300	305,781
Telkom SA SOC Ltd.(a)	115,425	240,906
Thungela Resources Ltd.(c)	49,835	579,445
Tiger Brands Ltd.	64,290	777,151
Transaction Capital Ltd.	235,815	400,622
Truworths International Ltd.(c)	146,625	472,197
Vukile Property Fund Ltd.	340,608	248,895
Wilson Bayly Holmes-Ovcon Ltd.(a)	21,940	124,245

		13,347,994

South Korea — 14.4%
ABLBio Inc.(a)	15,783	247,817
Advanced Nano Products Co. Ltd.	2,925	306,808
AfreecaTV Co. Ltd.	3,375	227,493

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Ahnlab Inc.(c)	2,959	$169,255
Alteogen Inc.(a)	8,438	239,547
AMOREPACIFIC Group	10,875	328,922
Ananti Inc.(a)(c)	42,734	234,411
Asiana Airlines Inc.(a)	17,078	180,872
BH Co. Ltd.(c)	11,325	202,132
Bioneer Corp.(a)	9,811	395,756
BNK Financial Group Inc.(c)	103,343	523,018
Boryung	13,818	93,879
Bukwang Pharmaceutical Co. Ltd.(a)	31,650	198,516
Caregen Co. Ltd.	750	100,151
Cellivery Therapeutics Inc.(a)	10,519	103,217
Chabiotech Co. Ltd.(a)(c)	21,012	222,578
Chong Kun Dang Pharmaceutical Corp.(c)	3,622	216,466
Chunbo Co. Ltd.(c)	2,210	420,393
CJ CGV Co. Ltd.(a)	14,700	187,789
CJ ENM Co. Ltd.(a)	1,650	115,465
CJ Logistics Corp.	1,697	104,779
Com2uSCorp	3,600	184,978
Cosmax Inc.(a)	4,875	284,562
CosmoAM&T Co. Ltd.(a)	9,000	525,778
Cosmochemical Co. Ltd.(a)	9,225	291,059
Creative & Innovative System(a)(c)	19,800	153,806
CS Wind Corp.(c)	11,284	569,496
Cuckoo Homesys Co. Ltd.(a)	7,775	175,988
Daeduck Electronics Co. Ltd./New	14,175	224,414
Daejoo Electronic Materials Co. Ltd.	4,650	334,171
Daesang Corp.(a)	11,850	178,591
Daewoo Engineering & Construction Co. Ltd.(a)(c)	86,906	282,401
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	17,775	345,266
Daewoong Co. Ltd.(a)	10,125	131,057
Daewoong Pharmaceutical Co. Ltd.(a)	2,025	178,552
Daishin Securities Co. Ltd.(a)	16,050	158,701
Danal Co. Ltd.(a)	23,400	99,246
Daou Technology Inc.	12,383	201,927
Dawonsys Co. Ltd.(a)	14,852	163,748
DB HiTek Co. Ltd.(c)	15,318	523,311
Dentium Co. Ltd.(a)	4,125	376,741
DGB Financial Group Inc.	59,373	354,437
DL E&C Co. Ltd.	14,400	358,632
DL Holdings Co. Ltd.	5,998	266,770
Dong-A Socio Holdings Co. Ltd.	1,875	135,895
Dong-A ST Co. Ltd.	3,595	160,987
Dongjin Semichem Co. Ltd.(a)(c)	14,285	384,312
DongKook Pharmaceutical Co. Ltd.	12,554	152,932
Dongkuk Steel Mill Co. Ltd.	31,242	323,069
Dongsuh Cos. Inc.	12,548	183,256
Dongwha Enterprise Co. Ltd.(a)	2,100	89,984
Dongwon F&B Co. Ltd.	845	103,626
Dongwon Industries Co. Ltd.	1,533	59,712
Doosan Co. Ltd.(c)	2,550	194,337
Doosan Fuel Cell Co. Ltd.(a)	17,475	453,463
DoubleUGames Co. Ltd.	4,800	167,782
Douzone Bizon Co. Ltd.	8,311	215,709
Duk San Neolux Co. Ltd.(a)(c)	4,350	145,503
Ecopro Co. Ltd.(c)	7,663	1,650,822
Ecopro HN Co. Ltd.	5,025	197,269
Enchem Co. Ltd.(a)	2,550	116,980
Eo Technics Co. Ltd.(a)	3,375	194,730
ESR Kendall Square REIT Co. Ltd.	63,506	191,960

Security	Shares	Value

South Korea (continued)
Eugene Technology Co. Ltd.	5,775	$115,569
Fila Holdings Corp.	18,825	554,611
Foosung Co. Ltd.	22,065	221,350
GC Cell Corp.	4,500	150,981
GemVax & Kael Co. Ltd.(a)	13,050	155,013
Geneone Life Science Inc.(a)	31,050	167,474
Genexine Inc.(a)	18,787	204,783
GOLFZON Co. Ltd.(a)	1,425	154,340
Grand Korea Leisure Co. Ltd.(a)	16,510	256,950
Green Cross Corp.	419	37,904
Green Cross Holdings Corp.	12,075	145,087
GS Engineering & Construction Corp.(c)	15,309	256,985
GS Retail Co. Ltd.	16,875	367,745
HAESUNG DS Co. Ltd.	4,582	138,917
Hana Materials Inc.(c)	3,675	104,167
Hana Tour Service Inc.(a)	5,230	254,609
Hanall Biopharma Co. Ltd.(a)	18,450	216,753
Handsome Co. Ltd.	7,352	142,830
Hanil Cement Co. Ltd./New	9,600	86,499
Hankook & Co. Co. Ltd.	9,853	99,406
Hanmi Semiconductor Co. Ltd.	17,400	209,584
Hansae Co. Ltd.	6,750	85,003
Hansol Chemical Co. Ltd.(c)	3,750	579,238
Hanssem Co. Ltd.	4,500	152,414
Hanwha Aerospace Co. Ltd.	14,280	969,828
Hanwha Corp.	14,475	294,594
Hanwha Investment & Securities Co. Ltd.(a)	51,150	117,691
Hanwha Life Insurance Co. Ltd.(a)	127,950	287,502
Hanwha Systems Co. Ltd.	21,197	197,903
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	14,062	110,008
Helixmith Co. Ltd.(a)	18,230	145,356
Hite Jinro Co. Ltd.(a)	13,500	243,723
HL Mando Co. Ltd.	13,128	470,209
HLB Life Science Co. Ltd.(a)	36,375	303,106
Hugel Inc.(a)	2,850	277,415
Humasis Co. Ltd.(a)	8,700	97,306
Hwaseung Enterprise Co. Ltd.(a)	11,025	77,517
Hyosung Advanced Materials Corp.	1,063	329,742
Hyosung Corp.	3,161	160,356
Hyosung Heavy Industries Corp.(a)	2,661	142,826
Hyosung TNC Corp.(c)	1,125	388,810
Hyundai Autoever Corp.	2,775	237,864
Hyundai Bioscience Co. Ltd.(a)	16,125	320,612
Hyundai Construction Equipment Co. Ltd.	3,683	152,729
Hyundai Department Store Co. Ltd.(c)	6,038	247,658
Hyundai Doosan Infracore Co. Ltd.	50,925	328,358
Hyundai Electric & Energy System Co. Ltd.	10,747	341,150
Hyundai Elevator Co. Ltd.(a)	12,225	256,252
Hyundai Feed Inc.(a)(c)	7,280	98,019
Hyundai Marine & Fire Insurance Co. Ltd.	20,982	558,313
Hyundai Rotem Co. Ltd.(a)	31,200	588,098
Hyundai Wia Corp.	6,414	270,613
Il Dong Pharmaceutical Co. Ltd.(a)	7,665	136,440
Iljin Hysolus Co. Ltd.(a)	5,850	135,946
Innocean Worldwide Inc.	4,294	138,104
Innox Advanced Materials Co. Ltd.(c)	5,254	154,484
Intellian Technologies Inc.(c)	3,366	206,020
IS Dongseo Co. Ltd.(a)(c)	6,900	228,953
JB Financial Group Co. Ltd.	39,811	277,988

S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Jeisys Medical Inc.(a)	13,285	$97,987
Jin Air Co. Ltd.(a)	14,400	184,458
Jusung Engineering Co. Ltd.	14,775	130,712
JW Pharmaceutical Corp.	8,202	128,702
JYP Entertainment Corp.(a)	13,233	785,959
K Car Co. Ltd., NVS(c)	7,863	73,148
KCC Corp.(c)	1,875	347,120
KCC Glass Corp.	4,408	135,408
KEPCO Engineering & Construction Co. Inc.(a)(c)	5,520	263,599
KEPCO Plant Service & Engineering Co. Ltd.(a)	9,750	238,547
KG Dongbu Steel Co. Ltd.	13,725	89,693
KIWOOM Securities Co. Ltd.(a)	7,637	595,148
KMW Co. Ltd.(a)	13,425	255,085
Koh Young Technology Inc.	23,062	291,539
Kolmar Korea Co. Ltd.(a)	7,950	244,264
Kolon Industries Inc.(c)	7,725	262,124
KoMiCo Ltd.	2,782	95,995
Korea Electric Terminal Co. Ltd.	2,819	119,947
Korea Line Corp.(a)	95,625	168,720
Korean Reinsurance Co.	36,487	224,810
Kum Yang Co. Ltd.(a)	12,758	370,397
Kumho Tire Co. Inc.(a)	44,250	111,164
Kyung Dong Navien Co. Ltd.	3,678	104,813
L&C Bio Co. Ltd.(c)	10,355	178,084
LEENO Industrial Inc.	4,064	498,016
LegoChem Biosciences Inc.(a)	12,296	345,905
LIG Nex1 Co. Ltd.	4,994	281,695
Lotte Fine Chemical Co. Ltd.	7,529	330,175
LOTTE Reit Co. Ltd.	52,950	158,039
Lotte Rental Co. Ltd.	7,875	158,142
Lotte Tour Development Co. Ltd.(a)(c)	24,825	269,495
LS Corp.(c)	7,010	356,968
LS Electric Co. Ltd.	7,425	281,561
Lutronic Corp.(a)	5,925	119,063
LX International Corp.	11,925	282,127
LX Semicon Co. Ltd.	4,575	319,172
Mcnex Co. Ltd.	5,721	119,625
MedPacto Inc.(a)	9,675	141,062
Medytox Inc.(c)	2,441	402,763
MegaStudyEdu Co. Ltd.	3,525	184,062
Myoung Shin Industrial Co. Ltd.(a)(c)	11,775	179,320
Namhae Chemical Corp.	17,325	117,906
Naturecell Co. Ltd.(a)(c)	21,716	265,351
NEPES Corp.(a)	11,102	147,882
Nexon Games Co. Ltd.(a)	10,425	114,698
NEXTIN Inc.(c)	2,748	124,748
NHN Corp.(a)	8,716	190,668
NICE Information Service Co. Ltd.(a)	16,594	162,702
NKMax Co. Ltd.(a)	15,675	146,183
NongShim Co. Ltd.(c)	1,295	358,356
OCI Co. Ltd.(c)	7,500	513,953
Orion Holdings Corp.	8,850	105,514
Oscotec Inc.(a)	14,563	197,414
Ottogi Corp.(a)	450	149,735
Paradise Co. Ltd.(a)	20,850	263,370
Park Systems Corp.	1,950	201,504
Partron Co. Ltd.	16,575	101,161
People & Technology Inc.	7,827	257,104
PharmaResearch Co. Ltd.	4,271	239,784
Pharmicell Co. Ltd.(a)	25,800	188,127

Security	Shares	Value

South Korea (continued)
PI Advanced Materials Co. Ltd.(a)	8,025	$211,510
Poongsan Corp.	8,270	224,323
Posco ICT Co. Ltd.	27,020	139,316
Posco International Corp.	21,300	363,235
PSK Inc.	12,643	169,182
Rainbow Robotics(a)	2,175	152,205
RFHIC Corp.	8,833	149,550
Sam Chun Dang Pharm Co. Ltd.(a)	5,400	210,721
Sam Kang M&T Co. Ltd.(a)	13,686	205,111
Samchully Co. Ltd.(a)	702	272,243
Samyang Holdings Corp.	1,575	93,711
Sang-A Frontec Co. Ltd., NVS	4,919	120,493
Sebang Co. Ltd.	1,635	53,254
Sebang Global Battery Co. Ltd.	2,775	108,707
Seegene Inc.	7,239	133,215
Seojin System Co. Ltd.(a)(c)	11,700	150,389
Seoul Semiconductor Co. Ltd.(a)	18,860	155,970
SFA Engineering Corp.(c)	8,775	238,117
SFA Semicon Co. Ltd.(a)(c)	33,300	107,316
Shin Poong Pharmaceutical Co. Ltd.(a)	14,356	210,196
Shinsegae Inc.(c)	2,925	450,736
Shinsegae International Inc.	5,625	95,377
SIMMTECH Co. Ltd.(a)	8,625	187,168
SK Chemicals Co. Ltd.	1,680	99,348
SK Networks Co. Ltd.	54,375	169,002
SL Corp.(a)	6,717	138,409
SM Entertainment Co. Ltd.	8,190	787,828
SNT Motiv Co. Ltd.	4,575	166,763
SOLUM Co. Ltd.(a)	18,174	303,864
Solus Advanced Materials Co. Ltd.	7,511	278,640
Soulbrain Co. Ltd.	1,849	326,267
ST Pharm Co. Ltd.	3,900	230,894
STCUBE(a)(c)	13,651	180,557
Studio Dragon Corp.(a)(c)	2,128	122,591
Taekwang Industrial Co. Ltd.(a)	150	88,636
Taihan Electric Wire Co. Ltd.(a)	227,422	250,583
TKG Huchems Co. Ltd.	9,177	140,039
Tokai Carbon Korea Co. Ltd.	2,100	168,166
Tongyang Life Insurance Co. Ltd.(a)	23,427	77,363
TY Holdings Co. Ltd./Korea(a)	12,233	115,571
Unid Co. Ltd.	1,610	99,475
Vaxcell-Bio Therapeutics Co. Ltd.(a)	4,650	120,019
Webzen Inc.	12,450	168,773
Wemade Co. Ltd.	7,351	295,612
WONIK IPS Co. Ltd.	12,301	288,532
Wonik QnC Corp.(a)	7,350	132,076
Wysiwyg Studious Co. Ltd.(a)	11,008	148,477
YG Entertainment Inc.	4,962	217,107
Youngone Corp.(a)	10,829	348,670
Zinus Inc.	7,555	174,873

		54,065,882

Taiwan — 21.4%
AcBel Polytech Inc.	150,000	185,933
ADATA Technology Co. Ltd.	93,000	201,173
Adimmune Corp.(a)	133,000	176,497
Advanced Ceramic X Corp.	18,000	136,934
Advanced Energy Solution Holding Co. Ltd.	11,000	294,415
Advanced Wireless Semiconductor Co.	75,596	188,625
Alchip Technologies Ltd.	27,000	828,974
Andes Technology Corp.	8,000	139,459

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
AP Memory Technology Corp.	44,000	$404,315
Arcadyan Technology Corp.	75,541	262,599
Ardentec Corp.	225,000	412,203
Asia Optical Co. Inc.	119,000	252,545
Asia Pacific Telecom Co. Ltd.(a)	825,910	168,137
Asia Vital Components Co. Ltd.	134,000	525,209
ASMedia Technology Inc.	8,000	256,816
ASPEED Technology Inc.	11,800	1,060,615
BES Engineering Corp.	1,082,000	311,803
Bizlink Holding Inc.	53,770	486,694
Bora Pharmaceuticals Co. Ltd.	9,000	148,057
Brighton-Best International Taiwan Inc.	150,000	186,677
Capital Securities Corp.	750,530	297,613
Career Technology MFG. Co. Ltd.(a)	151,000	118,740
Cathay Real Estate Development Co. Ltd.	225,300	127,475
Center Laboratories Inc.	185,968	288,151
Century Iron & Steel Industrial Co. Ltd.	75,000	254,998
Chang Wah Electromaterials Inc.	150,000	161,986
Chang Wah Technology Co. Ltd.	183,500	206,873
Charoen Pokphand Enterprise	88,300	232,817
Cheng Loong Corp.	300,000	283,782
Cheng Uei Precision Industry Co. Ltd.	150,000	196,322
Chicony Electronics Co. Ltd.	225,000	675,838
Chicony Power Technology Co. Ltd.	49,000	126,198
China General Plastics Corp.	156,700	146,918
China Man-Made Fiber Corp.(a)	621,031	176,668
China Motor Corp.	75,200	140,631
China Petrochemical Development Corp.	1,513,145	504,707
China Steel Chemical Corp.	75,000	278,077
Chin-Poon Industrial Co. Ltd.	150,000	144,707
Chipbond Technology Corp.	205,000	450,883
ChipMOS Technologies Inc.	225,000	267,783
Chong Hong Construction Co. Ltd.	75,424	188,256
Chroma ATE Inc.	150,000	903,243
Chung Hung Steel Corp.	375,000	353,413
Chung Hwa Pulp Corp.	150,000	85,136
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	494,176
Cleanaway Co. Ltd.	40,000	246,688
Clevo Co.	150,000	152,350
Compeq Manufacturing Co. Ltd.	412,000	613,890
Coretronic Corp.	150,400	316,901
Co-Tech Development Corp.	118,000	241,272
CSBC Corp. Taiwan(a)	410,548	316,872
CTCI Corp.	225,000	327,188
Cub Elecparts Inc.	33,397	172,384
Darfon Electronics Corp.	150,000	202,560
Dynapack International Technology Corp.	58,000	155,004
EirGenix Inc.(a)	86,000	334,486
Elan Microelectronics Corp.	104,000	368,166
Elite Material Co. Ltd.	111,000	691,501
Elite Semiconductor Microelectronics Technology Inc.	99,000	253,859
ENNOSTAR Inc.	239,184	384,106
Episil Technologies Inc.	116,425	352,249
Eternal Materials Co. Ltd.	336,129	354,330
Etron Technology Inc.	101,342	155,854
Evergreen International Storage & Transport Corp.	225,000	205,709
Everlight Electronics Co. Ltd.	150,000	188,812
Far Eastern Department Stores Ltd.	525,000	386,503
Far Eastern International Bank	869,102	336,939
Faraday Technology Corp.	83,000	498,972

Security	Shares	Value

Taiwan (continued)
Farglory Land Development Co. Ltd.	107,000	$206,765
Feng Hsin Steel Co. Ltd.	203,000	475,348
Fitipower Integrated Technology Inc.	42,512	230,024
FLEXium Interconnect Inc.	132,418	425,987
Formosa International Hotels Corp.	11,000	112,670
Formosa Sumco Technology Corp.	29,000	142,125
Formosa Taffeta Co. Ltd.	287,000	260,308
Foxconn Technology Co. Ltd.	375,000	681,937
Foxsemicon Integrated Technology Inc.	51,200	346,303
Fulgent Sun International Holding Co. Ltd.	75,330	335,352
Fusheng Precision Co. Ltd.	54,000	439,133
General Interface Solution Holding Ltd.	94,000	264,915
Genius Electronic Optical Co. Ltd.	30,585	386,737
Getac Holdings Corp.	150,000	241,184
Gigabyte Technology Co. Ltd.	209,000	809,307
Global Mixed Mode Technology Inc.	24,000	136,915
Global Unichip Corp.	33,000	1,241,864
Gloria Material Technology Corp.	75,000	110,378
Gold Circuit Electronics Ltd.	155,600	468,774
Goldsun Building Materials Co. Ltd.	442,426	401,522
Gourmet Master Co. Ltd.	49,821	257,090
Grand Pacific Petrochemical	375,000	243,795
Grape King Bio Ltd.	62,000	368,280
Great Tree Pharmacy Co. Ltd.	13,000	142,025
Great Wall Enterprise Co. Ltd.	314,284	520,762
Greatek Electronics Inc.	78,000	136,038
Hannstar Board Corp.	150,481	169,920
HannStar Display Corp.(a)	900,320	376,031
Highwealth Construction Corp.	408,554	568,041
Hiwin Technologies Corp.	121,044	987,133
Holtek Semiconductor Inc.	75,000	181,338
Holy Stone Enterprise Co. Ltd.	62,050	194,753
Hota Industrial Manufacturing Co. Ltd.	75,773	180,150
Hotai Finance Co. Ltd.	75,000	270,972
Hsin Kuang Steel Co. Ltd.	145,000	212,459
HTC Corp.(a)	270,000	574,965
Huaku Development Co. Ltd.	104,080	314,466
IBF Financial Holdings Co. Ltd.	1,010,172	416,822
International CSRC Investment Holdings Co.	375,945	255,322
International Games System Co. Ltd.	52,000	856,763
ITE Technology Inc.	75,000	217,684
ITEQ Corp.	106,559	262,283
Jentech Precision Industrial Co. Ltd.	33,399	461,374
Johnson Health Tech Co. Ltd.	55,000	125,892
Kaori Heat Treatment Co. Ltd.	25,047	195,136
Kenda Rubber Industrial Co. Ltd.	232,675	236,441
Kindom Development Co. Ltd.	163,400	155,502
King Slide Works Co. Ltd.	24,000	327,309
King Yuan Electronics Co. Ltd.	450,000	615,028
King’s Town Bank Co. Ltd.	375,000	418,357
Kinpo Electronics	525,000	235,382
Kinsus Interconnect Technology Corp.	118,000	413,221
KMC Kuei Meng International Inc.	27,000	133,459
Lien Hwa Industrial Holdings Corp.	392,301	699,349
Longchen Paper & Packaging Co. Ltd.	309,775	191,762
Lotes Co. Ltd.	30,392	853,741
Lotus Pharmaceutical Co. Ltd.	57,000	524,627
Lung Yen Life Service Corp.	51,000	64,169
Macronix International Co. Ltd.	716,000	801,750
Makalot Industrial Co. Ltd.	84,391	590,630

S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Medigen Vaccine Biologics Corp.(a)	98,071	$196,861
Mercuries & Associates Holding Ltd.	151,924	83,813
Mercuries Life Insurance Co. Ltd.(a)	683,644	120,387
Merida Industry Co. Ltd.	89,000	524,476
Merry Electronics Co. Ltd.	76,616	213,239
Microbio Co. Ltd.	157,127	332,421
Mitac Holdings Corp.	325,383	336,172
Nan Kang Rubber Tire Co. Ltd.(a)	190,000	228,341
Nantex Industry Co. Ltd.	123,000	174,705
Nuvoton Technology Corp.	75,000	360,097
OBI Pharma Inc.(a)	82,769	221,310
Oneness Biotech Co. Ltd.(a)	91,000	779,177
Oriental Union Chemical Corp.	300,000	185,515
Pan Jit International Inc.	130,000	283,206
Pan-International Industrial Corp.	150,722	190,151
PharmaEngine Inc.	36,000	134,239
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phison Electronics Corp.	65,000	740,142
Pixart Imaging Inc.	75,635	273,615
Polaris Group/Tw(a)	69,000	224,781
Powertech Technology Inc.	225,000	650,604
Poya International Co. Ltd.	25,155	486,423
President Securities Corp.	388,623	218,961
Primax Electronics Ltd.	150,000	291,601
Prince Housing & Development Corp.	600,917	225,765
Qisda Corp.	675,000	662,747
Radiant Opto-Electronics Corp.	165,000	569,613
Raydium Semiconductor Corp.	20,000	268,068
RDC Semiconductor Co. Ltd.(a)	25,000	159,994
RichWave Technology Corp.(a)	34,490	148,432
Ruentex Industries Ltd.	266,735	588,673
Run Long Construction Co. Ltd.	80,220	186,154
Sanyang Motor Co. Ltd.	225,820	294,399
ScinoPharm Taiwan Ltd.	150,708	128,945
SDI Corp.	58,000	234,963
Sercomm Corp.	107,000	294,686
Shin Zu Shing Co. Ltd.	75,856	221,079
Shinkong Synthetic Fibers Corp.	525,135	312,788
Sigurd Microelectronics Corp.	150,124	262,294
Simplo Technology Co. Ltd.	71,600	691,675
Sinbon Electronics Co. Ltd.	89,000	866,451
Sincere Navigation Corp.	165,000	138,949
Sino-American Silicon Products Inc.	205,000	1,057,857
Sinyi Realty Inc.	150,778	140,385
Sitronix Technology Corp.	47,000	349,954
Solar Applied Materials Technology Corp.	259,943	314,634
Sporton International Inc.	26,000	226,051
Standard Foods Corp.	225,000	308,500
Sunny Friend Environmental Technology Co. Ltd.	33,000	177,688
Sunplus Technology Co. Ltd.	225,000	191,669
Supreme Electronics Co. Ltd.	168,705	213,239
Synmosa Biopharma Corp.	75,000	116,966
Systex Corp.	75,000	184,658
TA Chen Stainless Pipe	590,527	838,889
Ta Ya Electric Wire & Cable	237,060	188,040
Taichung Commercial Bank Co. Ltd.	1,292,994	583,044
Tainan Spinning Co. Ltd.	450,190	262,138
Taiwan Cogeneration Corp.	136,000	163,902
Taiwan Fertilizer Co. Ltd.	343,000	643,996
Taiwan Glass Industry Corp.	482,000	368,513

Security	Shares	Value

Taiwan (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	124,004	$391,689
Taiwan Mask Corp.	83,000	223,624
Taiwan Paiho Ltd.	121,050	245,476
Taiwan Secom Co. Ltd.	95,450	315,130
Taiwan Semiconductor Co. Ltd.	88,000	268,582
Taiwan Shin Kong Security Co. Ltd.	124,366	167,214
Taiwan Surface Mounting Technology Corp.	116,000	336,122
Taiwan TEA Corp.(a)	376,000	269,792
Taiwan Union Technology Corp.	150,000	287,924
Taiwan-Asia Semiconductor Corp.	150,000	183,811
Tanvex BioPharma Inc.(a)	81,862	101,449
Tatung Co. Ltd.(a)	685,000	751,427
TCI Co. Ltd.	37,528	259,897
Teco Electric and Machinery Co. Ltd.	556,000	557,861
Test Research Inc.	75,000	155,785
Ton Yi Industrial Corp.	300,000	172,153
Tong Hsing Electronic Industries Ltd.	62,676	448,418
Tong Yang Industry Co. Ltd.	150,133	214,427
Topco Scientific Co. Ltd.	59,000	348,853
TPK Holding Co. Ltd.	150,000	167,641
Transcend Information Inc.	75,000	172,358
Tripod Technology Corp.	150,000	513,718
TSEC Corp.(a)	169,931	205,553
TSRC Corp.	242,000	229,880
TTY Biopharm Co. Ltd.	102,450	263,035
Tung Ho Steel Enterprise Corp.	214,750	418,573
TXC Corp.	150,000	422,574
U-Ming Marine Transport Corp.	245,000	489,067
Union Bank of Taiwan	777,974	412,679
United Integrated Services Co. Ltd.	75,400	555,877
United Renewable Energy Co. Ltd.(a)	536,059	363,507
UPC Technology Corp.	375,741	190,872
UPI Semiconductor Corp.(a)	18,000	171,161
USI Corp.	300,070	246,690
Via Technologies Inc.	83,000	246,965
VisEra Technologies Co. Ltd.	30,000	227,127
Visual Photonics Epitaxy Co. Ltd.	75,425	207,542
Wafer Works Corp.	234,918	342,903
Wah Lee Industrial Corp.	76,340	219,090
Walsin Technology Corp.	150,000	489,322
Wisdom Marine Lines Co. Ltd.	172,000	380,979
Wistron Corp.	1,091,000	1,182,074
Wistron NeWeb Corp.	123,481	340,020
WT Microelectronics Co. Ltd.	150,757	320,225
XinTec Inc.	75,000	251,665
Xxentria Technology Materials Corp.	113,000	250,966
YFY Inc.	450,000	399,156
Yieh Phui Enterprise Co. Ltd.	392,586	222,108
Yulon Finance Corp.	100,896	559,717
Yulon Motor Co. Ltd.	217,026	576,187
YungShin Global Holding Corp.	75,200	106,171

		80,138,506

Thailand — 3.6%
AEON Thana Sinsap Thailand PCL, NVDR(c)	57,500	328,561
Amata Corp. PCL, NVDR	616,376	346,934
AP Thailand PCL, NVDR	1,294,000	453,832
Bangchak Corp. PCL, NVDR	444,100	404,698
Bangkok Chain Hospital PCL, NVDR	705,000	396,822
Bangkok Commercial Asset Management PCL, NVDR(c)	427,600	179,045
Bangkok Land PCL, NVDR	7,571,600	214,193

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Life Assurance PCL, NVDR	244,500	$219,655
Betagro PCL, NVS	227,800	215,932
Central Plaza Hotel PCL, NVDR(a)(c)	240,600	384,518
CH Karnchang PCL, NVDR	641,300	386,462
Chularat Hospital PCL, NVDR	2,895,000	306,390
CK Power PCL, NVDR	1,370,500	164,373
Dhipaya Group Holdings PCL, NVDR(c)	147,900	197,645
Ditto Thailand PCL, NVS(c)	76,500	98,438
Eastern Polymer Group PCL, NVDR	601,900	142,159
Erawan Group PCL (The), NVDR(a)(c)	1,561,900	231,952
Esso Thailand PCL, NVDR(c)	368,600	93,147
GFPT PCL, NVDR(c)	283,300	97,796
Gunkul Engineering PCL, NVDR(c)	1,981,399	234,182
Hana Microelectronics PCL, NVDR(c)	251,400	410,442
IRPC PCL, NVDR	3,610,700	292,061
Jasmine International PCL, NVDR(a)(c)	2,347,500	147,420
Jay Mart PCL, NVDR(c)	232,500	185,627
KCE Electronics PCL, NVDR(c)	319,100	419,568
Khon Kaen Sugar Industry PCL, NVDR	1,328,530	139,069
Kiatnakin Phatra Bank PCL, NVDR(c)	135,032	254,924
Major Cineplex Group PCL, NVDR(c)	336,500	162,776
MBK PCL, NVDR(c)	563,500	266,336
Mega Lifesciences PCL, NVDR	195,000	253,758
MK Restaurants Group PCL, NVDR	97,500	153,114
Plan B Media PCL, NVDR	1,609,680	446,064
Pruksa Holding PCL, NVDR	375,000	143,228
PTG Energy PCL, NVDR	448,600	177,664
Quality Houses PCL, NVDR	3,151,467	213,981
Ramkhamhaeng Hospital PCL, NVS	179,400	284,192
Sabuy Technology PCL, NVDR(c)	307,300	105,161
Sansiri PCL, NVDR	7,118,200	384,584
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	472,600	132,323
Sino-Thai Engineering & Construction PCL, NVDR	581,628	222,101
Sri Trang Agro-Industry PCL, NVDR(c)	420,080	299,981
Star Petroleum Refining PCL, NVDR(c)	780,000	242,444
Supalai PCL, NVDR	644,800	415,896
Super Energy Corp. PCL, NVDR(c)	8,490,000	139,229
Thai Vegetable Oil PCL, NVDR(c)	307,760	243,831
Thanachart Capital PCL, NVDR	157,500	190,488
Thonburi Healthcare Group PCL, NVDR(c)	153,400	302,723
Thoresen Thai Agencies PCL, NVDR	649,300	144,173
Tipco Asphalt PCL, NVDR	421,200	235,978
TOA Paint Thailand PCL, NVDR(c)	325,300	299,132
TPI Polene Power PCL, NVDR	1,865,700	182,657
TTW PCL, NVDR(c)	982,500	259,934
VGI PCL, NVDR	2,807,150	346,065
WHA Corp. PCL, NVDR	4,218,200	470,123

		13,663,782

Turkey — 1.9%
Aksa Akrilik Kimya Sanayii AS	73,677	357,364
Alarko Holding AS	82,501	344,228
Anadolu Efes Biracilik Ve Malt Sanayii AS	123,244	363,039
Cimsa Cimento Sanayi VE Ticaret AS	11,550	76,144
Dogan Sirketler Grubu Holding AS	651,525	322,965
Dogus Otomotiv Servis ve Ticaret AS	1,875	16,759
EGE Endustri VE Ticaret AS	288	84,758
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,104,390	490,208
Enerjisa Enerji AS(b)	100,875	171,743
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	19,350	53,537

Security	Shares	Value

Turkey (continued)
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	11,044	$146,552
Hektas Ticaret TAS(a)	1	1
Is Gayrimenkul Yatirim Ortakligi AS(a)	248,617	136,651
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	384,450	458,780
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	6,000	35,266
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	1
Kontrolmatik Enerji Ve Muhendislik AS, NVS	24,899	212,271
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	113,897	274,723
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	52,350	289,678
Migros Ticaret AS(a)	42,415	324,727
MLP Saglik Hizmetleri AS(a)(b)	55,425	227,112
Nuh Cimento Sanayi AS	26,444	231,884
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	392,478	156,299
Otokar Otomotiv Ve Savunma Sanayi AS	4,575	230,385
Oyak Cimento Fabrikalari AS(a)	207,525	557,136
Petkim Petrokimya Holding AS(a)	474,300	422,292
Qua Granite Hayal(a)	14,325	56,663
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	33,750	59,797
Selcuk Ecza Deposu Ticaret ve Sanayi AS	39,825	82,581
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	29,442	123,190
TAV Havalimanlari Holding AS(a)	96,450	382,660
Turk Traktor ve Ziraat Makineleri AS	5,025	150,604
Turkiye Sinai Kalkinma Bankasi AS(a)	294,825	61,978
Ulker Biskuvi Sanayi AS(a)	40,800	66,498
Vestel Elektronik Sanayi ve Ticaret AS(a)	21,225	62,939
Zorlu Enerji Elektrik Uretim AS(a)	214,875	58,938

		7,090,351

United Arab Emirates — 1.0%
Agthia Group PJSC	142,711	159,281
Air Arabia PJSC	1,129,167	691,373
Ajman Bank PJSC(a)	173,250	50,941
Al Waha Capital PJSC	528,687	192,735
Al Yah Satellite Communications Co.	393,450	286,996
Amanat Holdings PJSC	474,433	123,998
Aramex PJSC	307,736	301,612
Dana Gas PJSC	1,322,925	284,471
Drake & Scull International PJSC(a)(d)	241,185	2,429
Dubai Financial Market PJSC	436,745	170,904
Dubai Investments PJSC	895,832	558,203
Emirates Central Cooling Systems Corp.(a)	580,490	249,700
National Central Cooling Co. PJSC	110,078	89,251
Ras Al Khaimah Ceramics	217,958	172,053
Sharjah Islamic Bank	425,621	260,608
Taaleem Holdings PSC, NVS	48,525	35,141

		3,629,696

Total Common Stocks — 98.6% (Cost: $376,964,009)		370,046,339

Preferred Stocks

Brazil — 0.8%
Alpargatas SA, Preference Shares, NVS	100,350	180,749
Azul SA, Preference Shares, NVS	97,099	132,236
Banco ABC Brasil SA, Preference Shares, NVS	36,839	127,712
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	78,564	149,911
Banco Pan SA, Preference Shares, NVS	159,280	156,376
Bradespar SA, Preference Shares, NVS	100,650	531,755

S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia de Saneamento do Parana, Preference Shares, NVS	144,825	$94,329
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	60,000	63,376
Marcopolo SA, Preference Shares, NVS	242,264	146,225
Metalurgica Gerdau SA, Preference Shares, NVS	323,100	776,361
Randon SA Implementos e Participacoes, Preference Shares, NVS	95,100	144,590
Unipar Carbocloro SA, Class B, Preference Shares, NVS	21,064	319,011
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	71,643	93,463

		2,916,094

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	217,673	535,195

Total Preferred Stocks — 0.9% (Cost: $3,387,969)		3,451,289

Total Long-Term Investments — 99.5% (Cost: $380,351,978)		373,497,628

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(g)(h)(i)	24,572,091	24,586,834

Total Short-Term Securities — 6.6% (Cost: $24,574,696)		24,586,834

Total Investments — 106.1% (Cost: $404,926,674)		398,084,462

Liabilities in Excess of Other Assets — (6.1)%		(22,747,957)

Net Assets — 100.0%		$375,336,505

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $227,360, representing 0.1% of its net assets as of period end, and an original cost of $542,857.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,516,997	$—	$(932,998	)(a)	$1,809	$1,026	$24,586,834	24,572,091	$501,433	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	490,000	—	(490,000	)(a)	—	—	—	—	10,449		1

					$1,809	$1,026	$24,586,834		$511,882		$1

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	40	03/17/23	$1,926	$(20,258)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$20,258	$—	$—	$—	$20,258

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$13,458	$—	$—	$—	$13,458

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$304	$—	$—	$—	$304

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,675,213

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$55,784,282	$313,775,964	$486,093	$370,046,339
Preferred Stocks	3,451,289	—	—	3,451,289
Short-Term Securities
Money Market Funds	24,586,834	—	—	24,586,834

	$83,822,405	$313,775,964	$486,093	$398,084,462

S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(20,258)	$—	$—	$(20,258)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2023

	iShares Core MSCI Emerging Markets ETF (Consolidated)	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

ASSETS
Investments, at value — unaffiliated(a)(b)	$67,462,542,525	$79,251,920	$557,109,400	$373,497,628
Investments, at value — affiliated(c)	2,687,017,210	1,183,249	7,391,202	24,586,834
Cash	135,453,620	125,625	552,368	2,744,338
Cash pledged for futures contracts	12,757,000	20,000	72,000	56,000
Foreign currency, at value(d)	133,008,282	246,824	676,175	709,951
Receivables:
Investments sold	280,720,559	177,057	1,768,962	9,124,436
Securities lending income — affiliated	5,455,915	1,234	7,026	66,055
Capital shares sold	27,299,285	—	—	—
Dividends — unaffiliated	131,522,505	67,491	860,028	1,013,518
Dividends — affiliated	458,958	2,200	3,814	785
Tax reclaims	668,963	—	—	10,511

Total assets	70,876,904,822	81,075,600	568,440,975	411,810,056

LIABILITIES
Collateral on securities loaned, at value	2,646,217,198	692,909	6,082,341	24,582,234
Payables:
Investments purchased	439,580,745	260,525	2,747,059	9,114,624
Bank borrowings	—	—	—	2,560,403
Deferred foreign capital gain tax	—	479,541	623,303	—
Foreign taxes	1,979,379	70	454	590
Investment advisory fees	4,860,507	44,703	214,714	204,163
Variation margin on futures contracts	2,321,371	1,389	8,997	11,537

Total liabilities	3,094,959,200	1,479,137	9,676,868	36,473,551

NET ASSETS	$67,781,945,622	$79,596,463	$558,764,107	$375,336,505

NET ASSETS CONSIST OF
Paid-in capital	$76,511,296,867	$336,032,774	$712,552,490	$403,744,884
Accumulated loss	(8,729,351,245)	(256,436,311)	(153,788,383)	(28,408,379)

NET ASSETS	$67,781,945,622	$79,596,463	$558,764,107	$375,336,505

NET ASSETVALUE
Shares outstanding	1,431,600,000	2,350,000	8,700,000	7,500,000

Net asset value	$47.35	$33.87	$64.23	$50.04

Shares authorized	4.30 billion	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$68,136,624,945	$119,074,420	$643,642,574	$380,351,978
(b) Securities loaned, at value	$2,447,970,120	$657,056	$5,799,620	$22,776,155
(c) Investments, at cost — affiliated	$2,685,200,067	$1,182,750	$7,385,227	$24,574,696
(d) Foreign currency, at cost	$132,941,708	$248,011	$676,976	$713,864

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares Core MSCI Emerging Markets ETF (Consolidated)	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

INVESTMENT INCOME
Dividends — unaffiliated	$618,116,377	$588,023	$3,559,050	$3,880,066
Dividends — affiliated	4,206,395	9,119	34,923	10,449
Interest — unaffiliated	735,853	—	—	1,611
Securities lending income — affiliated — net(a)	32,707,204	6,593	50,478	501,433
Foreign taxes withheld	(71,504,683)	(52,275)	(475,641)	(457,949)
Other foreign taxes	(2,135,149)	—	(20,682)	(17,621)

Total investment income	582,125,997	551,460	3,148,128	3,917,989

EXPENSES
Investment advisory	28,505,327	279,925	1,200,750	1,235,198
Interest expense	3,693,631	492	2,006	5,367
Commitment costs	26,256	854	4,861	3,699

Total expenses	32,225,214	281,271	1,207,617	1,244,264

Less:
Investment advisory fees waived	(3,719,930)	—	—	—

Total expenses after fees waived	28,505,284	281,271	1,207,617	1,244,264

Net investment income	553,620,713	270,189	1,940,511	2,673,725

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	1,358,594,241	3,474,457	4,907,600	(1,840,033)
Investments — affiliated	214,466	449	1,035	1,809
Capital gain distributions from underlying funds — affiliated	109	1	9	1
Forward foreign currency exchange contracts	(7,682)	—	—	—
Foreign currency transactions	(41,065,647)	(13,521)	(136,677)	(46,177)
Futures contracts	(9,184,391)	14,215	59,481	13,458
In-kind redemptions — unaffiliated(c)	107,855,751	(925,811)	(3,953,972)	—

	1,416,406,847	2,549,790	877,476	(1,870,942)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(d)	(3,092,948,607)	(7,000,914)	(24,990,498)	4,457,533
Investments — affiliated	615,136	(473)	732	1,026
Foreign currency translations	(186,802)	5,597	(28,229)	(11,527)
Futures contracts	5,089,746	(5,758)	(36,324)	304

	(3,087,430,527)	(7,001,548)	(25,054,319)	4,447,336

Net realized and unrealized gain (loss)	(1,671,023,680)	(4,451,758)	(24,176,843)	2,576,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,117,402,967)	$(4,181,569)	$(22,236,332)	$5,250,119

(a) Net of securities lending income tax paid of	$3,011,760	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(314,369,845)	$(70,313)	$(427,933)	$(89,410)
(c) See Note 2 of the Notes to Financial Statements
(d) Net of reduction in deferred foreign capital gain tax of	$318,342,115	$252,592	$1,297,959	$—

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF (Consolidated)		iShares MSCI BIC ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$553,620,713	$2,169,479,207	$270,189		$2,569,924
Net realized gain (loss)	1,416,406,847	(1,562,142,082)	2,549,790		2,216,546
Net change in unrealized appreciation (depreciation)	(3,087,430,527)	(18,155,064,694)	(7,001,548)		(40,883,759)

Net decrease in net assets resulting from operations	(1,117,402,967)	(17,547,727,569)	(4,181,569)		(36,097,289)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(885,544,128)	(2,536,239,296)	(924,501	)(b)	(4,109,073)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,552,809,673	4,716,727,779	(5,277,803)		(28,155,755)

NET ASSETS
Total increase (decrease) in net assets	2,549,862,578	(15,367,239,086)	(10,383,873)		(68,362,117)
Beginning of period	65,232,083,044	80,599,322,130	89,980,336		158,342,453

End of period	$67,781,945,622	$65,232,083,044	$79,596,463		$89,980,336

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	73

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,940,511	$12,162,204	$2,673,725	$8,220,774
Net realized gain (loss)	877,476	(12,314,788)	(1,870,942)	10,662,566
Net change in unrealized appreciation (depreciation)	(25,054,319)	(194,721,516)	4,447,336	(88,079,938)

Net increase (decrease) in net assets resulting from operations	(22,236,332)	(194,874,100)	5,250,119	(69,196,598)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,045,578)	(19,262,046)	(2,980,538)	(11,668,171)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,665,323	(96,411,936)	36,933,108	(275,821)

NET ASSETS
Total increase (decrease) in net assets	(12,616,587)	(310,548,082)	39,202,689	(81,140,590)
Beginning of period	571,380,694	881,928,776	336,133,816	417,274,406

End of period	$558,764,107	$571,380,694	$375,336,505	$336,133,816

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$48.75		$64.18	$53.34	$48.31	$52.27		$53.91

Net investment income(a)	0.41		1.67	1.33	1.46	1.40		1.39
Net realized and unrealized gain (loss)(b)	(1.15)		(15.13)	10.70	5.21	(4.01)		(1.61)

Net increase (decrease) from investment operations	(0.74)		(13.46)	12.03	6.67	(2.61)		(0.22)

Distributions from net investment income(c)	(0.66)		(1.97)	(1.19)	(1.64)	(1.35)		(1.42)

Net asset value, end of period	$47.35		$48.75	$64.18	$53.34	$48.31		$52.27

Total Return(d)
Based on net asset value	(1.52	)%(e)	(21.40)%	22.67%	13.97%	(4.93	)%(f)	(0.52)%

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.12%	0.14%	0.14%		0.14%

Total expenses after fees waived	0.09	%(h)	0.10%	0.12%	0.14%	0.14%		0.14%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.10%	0.11%	0.14%	0.14%		N/A

Net investment income	1.75	%(h)	2.97%	2.12%	2.97%	2.79%		2.48%

Supplemental Data
Net assets, end of period (000)	$67,781,946		$65,232,083	$80,599,322	$54,628,381	$53,020,298		$49,079,726

Portfolio turnover rate(i)	14%		7%	9%	15%	15%		6%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2019:

• Total return by 0.01%.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI BIC ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21 (a)	Year Ended 08/31/20 (a)	Year Ended 08/31/19 (a)	Year Ended 08/31/18 (a)

Net asset value, beginning of period	$35.99		$50.27	$47.46	$40.23	$41.01	$42.21

Net investment income(b)	0.11		0.91	0.62	0.55	0.69	0.68

Net realized and unrealized gain (loss)(c)	(1.84)		(13.74)	2.74	7.34	(0.59)	(1.13)

Net increase (decrease) from investment operations	(1.73)		(12.83)	3.36	7.89	0.10	(0.45)

Distributions from net investment income(d)	(0.39	)(e)	(1.45)	(0.55)	(0.66)	(0.88)	(0.75)

Net asset value, end of period	$33.87		$35.99	$50.27	$47.46	$40.23	$41.01

Total Return(f)
Based on net asset value	(4.81	)%(g)	(26.03)%	7.09%	19.78%	0.35%	(1.16)%

Ratios to Average Net Assets(h)
Total expenses	0.70	%(i)	0.69%	0.70%	0.70%	0.69%	0.67%

Net investment income	0.67	%(i)	2.15%	1.20%	1.29%	1.69%	1.51%

Supplemental Data
Net assets, end of period (000)	$79,596		$89,980	$158,342	$147,123	$160,926	$205,064

Portfolio turnover rate(j)	3%		12%	80%	42%	53%	22%

(a)	Consolidated Financial Highlights.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21 (a)	Year Ended 08/31/20 (a)	Year Ended 08/31/19 (a)	Year Ended 08/31/18 (a)

Net asset value, beginning of period	$66.44		$88.19	$75.48	$62.82	$69.38	$69.15

Net investment income(b)	0.25		1.25	1.28	1.12	1.26	1.16
Net realized and unrealized gain (loss)(c)	(1.67)		(20.98)	12.32	12.79	(6.52)	0.42

Net increase (decrease) from investment operations	(1.42)		(19.73)	13.60	13.91	(5.26)	1.58

Distributions from net investment income(d)	(0.79)		(2.02)	(0.89)	(1.25)	(1.30)	(1.35)

Net asset value, end of period	$64.23		$66.44	$88.19	$75.48	$62.82	$69.38

Total Return(e)
Based on net asset value	(2.15	)%(f)	(22.77)%	18.11%	22.31%	(7.52)%	2.22%

Ratios to Average Net Assets(g)
Total expenses	0.49	%(h)	0.49%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.79	%(h)	1.62%	1.46%	1.68%	1.94%	1.58%

Supplemental Data
Net assets, end of period (000)	$558,764		$571,381	$881,929	$558,558	$452,328	$440,538

Portfolio turnover rate(i)	16%		24%	48%	20%	16%	33%

(a)	Consolidated Financial Highlights.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF (Consolidated)

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$50.17		$62.28	$44.74	$41.51	$47.64	$49.23

Net investment income(a)	0.37		1.24	0.96	0.85	0.99	1.10

Net realized and unrealized gain (loss)(b)	(0.10)		(11.56)	17.81	3.52	(5.98)	(1.22)

Net increase (decrease) from investment operations	0.27		(10.32)	18.77	4.37	(4.99)	(0.12)

Distributions from net investment income(c)	(0.40)		(1.79)	(1.23)	(1.14)	(1.14)	(1.47)

Net asset value, end of period	$50.04		$50.17	$62.28	$44.74	$41.51	$47.64

Total Return(d)
Based on net asset value	0.56	%(e)	(17.00)%	42.38%	10.68%	(10.50)%	(0.38)%

Ratios to Average Net Assets(f)
Total expenses	0.70	%(g)	0.70%	0.69%	0.71%	0.69%	0.67%

Net investment income	1.51	%(g)	2.20%	1.72%	2.07%	2.25%	2.14%

Supplemental Data
Net assets, end of period (000)	$375,337		$336,134	$417,274	$212,511	$238,702	$262,024

Portfolio turnover rate(h)	12%		53%	34%	46%	29%	39%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary of iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF as of period end were $4,488,951 and $125,239, which is 0.0% and 0.0% of each respective Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective September 19, 2022, Core MSCI Emerging Markets transferred substantially all of the assets of Core MSCI Emerging Market’s wholly owned Mauritius Subsidiary to Core MSCI Emerging Markets through on-exchange transactions in India. Core MSCI Emerging Markets recognized a realized gain of $3,063,669,255 as a result of this transaction. After the transfer, Core MSCI Emerging Markets began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Each of the iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF has conducted investment activities in India through its Subsidiary and, where applicable, expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI Emerging Markets
Barclays Bank PLC	$3,648,328	$(3,648,328)	$—		$—
Barclays Capital, Inc.	62,153,221	(62,153,221)	—		—
BNP Paribas SA	29,431,720	(29,431,720)	—		—
BofA Securities, Inc.	155,006,135	(155,006,135)	—		—
Citigroup Global Markets Ltd.	88,439,690	(88,439,690)	—		—
Citigroup Global Markets, Inc.	49,156,736	(49,156,736)	—		—
Credit Suisse Securities (USA) LLC	6,700,201	(6,700,201)	—		—
Goldman Sachs & Co. LLC	183,275,237	(183,275,237)	—		—
Goldman Sachs International	397,683,995	(397,683,995)	—		—
HSBC Bank PLC	27,514,101	(27,514,101)	—		—
J.P. Morgan Securities LLC	335,475,970	(335,475,970)	—		—
J.P. Morgan Securities PLC	314,700,922	(314,700,922)	—		—
Jefferies LLC	370,616	(370,616)	—		—
Macquarie Bank Ltd.	31,147,876	(31,147,876)	—		—
Morgan Stanley	711,244,557	(711,244,557)	—		—
Nomura Securities International, Inc.	1,334,776	(1,334,776)	—		—
Scotia Capital (USA), Inc.	222,644	(222,644)	—		—
SG Americas Securities LLC	16,754,227	(16,754,227)	—		—
State Street Bank & Trust Co.	4,530,944	(4,530,944)	—		—
UBS AG	18,522,705	(18,522,705)	—		—
UBS Europe SE	6,921,512	(6,921,512)	—		—
UBS Securities LLC	2,329,058	(2,329,058)	—		—
Virtu Americas LLC	1,378,349	(1,378,349)	—		—
Wells Fargo Securities LLC	26,600	(26,600)	—		—

	$2,447,970,120	$(2,447,970,120)	$—		$—

MSCI BIC
BofA Securities, Inc.	$144,306	$(144,306)	$—		$—
Goldman Sachs & Co. LLC	44,386	(44,386)	—		—
J.P. Morgan Securities LLC	97,065	(97,065)	—		—
Macquarie Bank Ltd.	26,544	(26,544)	—		—
Morgan Stanley	267,617	(267,617)	—		—
Scotia Capital (USA), Inc.	77,138	(77,138)	—		—

	$657,056	$(657,056)	$—		$—

MSCI Emerging Markets Asia
Barclays Bank PLC	$24,034	$(24,034)	$—		$—
BofA Securities, Inc.	603,592	(603,592)	—		—
Citigroup Global Markets, Inc.	333,462	(333,462)	—		—
Credit Suisse Securities (USA) LLC	8,403	(8,403)	—		—
Goldman Sachs & Co. LLC	1,280,193	(1,280,193)	—		—
HSBC Bank PLC	39,816	(39,816)	—		—
J.P. Morgan Securities LLC	523,884	(523,884)	—		—
Macquarie Bank Ltd.	226,156	(226,156)	—		—
Morgan Stanley	1,557,378	(1,557,378)	—		—
Natixis SA	707,445	(707,445)	—		—
Nomura Securities International, Inc.	74,502	(74,502)	—		—
SG Americas Securities LLC	179,950	(179,950)	—		—
State Street Bank & Trust Co.	132,603	(132,603)	—		—
UBS AG	4,912	(4,912)	—		—
UBS Securities LLC	103,290	(103,290)	—		—

	$5,799,620	$(5,799,620)	$—		$—

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Emerging Markets Small-Cap
Barclays Capital, Inc.	$1,403,490	$(1,403,490)	$—		$—
BNP Paribas SA	789,722	(789,722)	—		—
BofA Securities, Inc.	2,064,381	(2,064,381)	—		—
Citigroup Global Markets, Inc.	926,630	(926,630)	—		—
Credit Suisse Securities (USA) LLC	126,511	(126,511)	—		—
Goldman Sachs & Co. LLC	3,915,384	(3,915,384)	—		—
HSBC Bank PLC	337,019	(337,019)	—		—
J.P. Morgan Securities LLC	2,771,630	(2,771,630)	—		—
J.P. Morgan Securities PLC	61,001	(61,001)	—		—
Jefferies LLC	63,178	(63,178)	—		—
Macquarie Bank Ltd.	989,847	(989,847)	—		—
Morgan Stanley	6,060,423	(6,060,423)	—		—
SG Americas Securities LLC	1,416,805	(1,416,805)	—		—
State Street Bank & Trust Co.	394,070	(394,070)	—		—
UBS AG	1,341,586	(1,341,586)	—		—
UBS Securities LLC	114,478	(114,478)	—		—

	$22,776,155	$(22,776,155)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core MSCI Emerging Markets	0.09%
MSCI Emerging Markets Asia	0.49

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets.

This amount is included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core MSCI Emerging Markets	$3,719,930

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Consolidated Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core MSCI Emerging Markets	$7,986,736
MSCI BIC	1,670
MSCI Emerging Markets Asia	12,071
MSCI Emerging Markets Small-Cap	109,978

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI Emerging Markets	$44,926,196	$87,814,239	$(69,198,794)
MSCI BIC	93,003	255,650	(209,770)
MSCI Emerging Markets Asia	742,336	1,035,005	(1,087,049)
MSCI Emerging Markets Small-Cap	3,497,990	4,526,054	2,140,978

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$12,986,361,868	$8,823,790,291
MSCI BIC	2,578,828	5,470,290
MSCI Emerging Markets Asia	119,482,364	81,456,471
MSCI Emerging Markets Small-Cap	71,728,753	42,153,535

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$806,243,147	$396,911,124
MSCI BIC	—	2,507,276
MSCI Emerging Markets Asia	9,800,313	38,054,613
MSCI Emerging Markets Small-Cap	6,765,370	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Core MSCI Emerging Markets	$7,947,439,378
MSCI BIC	225,356,121
MSCI Emerging Markets Asia	86,856,550
MSCI Emerging Markets Small-Cap	9,868,279

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$72,922,197,209	$10,558,708,851	$(13,333,702,468)	$(2,774,993,617)
MSCI BIC	113,591,403	5,835,982	(39,003,674)	(33,167,692)
MSCI Emerging Markets Asia	634,405,042	31,156,133	(101,100,341)	(69,944,208)
MSCI Emerging Markets Small-Cap	415,565,631	50,468,992	(67,970,419)	(17,501,427)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the iShares Core MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI BIC	$515,000	$19,917	4.91%
MSCI Emerging Markets Asia	2,100,000	81,215	4.91
MSCI Emerging Markets Small-Cap	4,500,000	227,956	4.29

Effective April 21, 2022, the iShares Core MSCI Emerging Markets ETF, along with certain other iShares funds (“Mauritius Participating Funds”), was a party to a $1.50 billion unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which was used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility had interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. The Uncommitted Liquidity Facility was terminated on December 7, 2022.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Uncommitted Liquidity Facility were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Emerging Markets	$1,160,000,000	$164,276,243	4.43%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI Emerging Markets
Shares sold	119,400,000	$5,723,123,253	82,200,000	$4,716,727,779
Shares redeemed	(25,800,000)	(1,170,313,580)	—	—

	93,600,000	$4,552,809,673	82,200,000	$4,716,727,779

MSCI BIC
Shares sold	—	$(20,401)	—	$(14,320)
Shares redeemed	(150,000)	(5,257,402)	(650,000)	(28,141,435)

	(150,000)	$(5,277,803)	(650,000)	$(28,155,755)

MSCI Emerging Markets Asia
Shares sold	1,700,000	$116,960,146	600,000	$46,304,002
Shares redeemed	(1,600,000)	(101,294,823)	(2,000,000)	(142,715,938)

	100,000	$15,665,323	(1,400,000)	$(96,411,936)

MSCI Emerging Markets Small-Cap
Shares sold	800,000	$36,933,108	200,000	$11,860,118
Shares redeemed	—	—	(200,000)	(12,135,939)

	800,000	$36,933,108	—	$(275,821)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On March 16, 2023 and March 17, 2023, respectively, Core MSCI Emerging Markets and MSCI Emerging Markets Small Cap finalized their transfer of assets of the Funds’ wholly owned Mauritius Subsidiaries to the Funds through on-exchange transactions in India.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI Emerging Markets ETF, iShares MSCI BIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”).

The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	89

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI BIC(a)	$0.294075	$—	$0.099330	$0.393405	75%	—%	25%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	91

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Frontier and Select EM ETF | FM | NYSE Arca
•	iShares MSCI World ETF | URTH | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Frontier and Select EM ETF

Investment Objective

The iShares MSCI Frontier and Select EM ETF(the “Fund”) seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities, as represented by the MSCI Frontier and Emerging Markets Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On March 29, 2023, the Board approved a proposal to change the name of MSCI Frontier and Select EM to Frontier and Select EM as well as the Fund’s investment objective. The Board also approved a proposal to change the Fund from tracking an underlying index to operating as a transparent active ETF. These changes are expected to become effective on June 1, 2023.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.79)%	(24.20)%	(3.62)%	2.13%	(24.20)%	(16.83)%	23.42%
Fund Market	(8.97)	(24.95)	(3.50)	1.90	(24.95)	(16.33)	20.75
Index	(6.69)	(20.54)	(1.34)	4.04	(20.54)	(6.54)	48.59

The inception date of the Fund was September 12, 2012. The first day of secondary market trading was September 13, 2012.

Index performance through February 28, 2021 reflects the performance of the MSCI Frontier Markets 100 Index. Index performance beginning on March 1, 2021 reflects the performance of the MSCI Frontier and Emerging Markets Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$912.10	$3.79	$1,000.00	$1,020.80	$4.01	0.80%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	41.0%
Materials	11.3
Real Estate	10.1
Consumer Staples	10.0
Energy	8.1
Communication Services	6.9
Industrials	5.9
Utilities	3.6
Health Care	1.9
Other (each representing less than 1%)	1.2

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Vietnam	31.5%
Kazakhstan	8.2
Romania	7.8
Morocco	7.0
Philippines	6.9
Colombia	5.4
Peru	5.3
Egypt	4.9
Oman	4.5
Bangladesh	3.6

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Fund Summary as of February 28, 2023	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.16%	(7.22)%	7.09%	8.95%	(7.22)%	40.86%	135.69%
Fund Market	4.11	(7.03)	7.15	8.89	(7.03)	41.26	134.32
Index	4.04	(7.33)	6.88	8.77	(7.33)	39.48	131.88

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,041.60	$1.21	$1,000.00	$1,023.60	$1.20	0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Information Technology	21.3%
Financials	14.6
Health Care	13.3
Industrials	10.8
Consumer Discretionary	10.7
Consumer Staples	7.5
Communication Services	6.6
Energy	5.2
Materials	4.5
Utilities	2.9
Real Estate	2.6

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
United States	67.3%
Japan	6.1
United Kingdom	4.5
France	3.5
Canada	3.5
Switzerland	3.0
Germany	2.4
Australia	2.2
Netherlands	1.4
Sweden	1.0

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 0.5%
Aluminium Bahrain BSC	950,571	$3,050,500
Ithmaar Holding BSC, NVS(a)	7,141,331	279,968

		3,330,468

Bangladesh — 3.5%
Bangladesh Export Import Co. Ltd.	2,820,442	3,049,412
Beacon Pharmaceuticals Ltd./Bangladesh	686,541	1,923,711
Beximco Pharmaceuticals Ltd.	1,561,396	2,134,922
BRAC Bank Ltd.	2,400,934	864,534
British American Tobacco Bangladesh Co. Ltd.	314,507	1,525,553
City Bank Ltd. (The)	3,168,117	645,957
Eastern Bank Ltd.	1,548,831	460,651
GrameenPhone Ltd.	321,524	861,848
International Finance Investment & Commerce Bank Ltd.(a)	6,726,577	723,491
LafargeHolcim Bangladesh Ltd.	2,655,963	1,609,575
National Bank Ltd.(a)	6,888,003	534,703
Olympic Industries Ltd.	600,255	834,206
Renata Ltd.	85,181	970,276
Robi Axiata Ltd., NVS	5,148,805	1,444,670
Square Pharmaceuticals Ltd.	2,870,284	5,631,635
Summit Power Ltd.	1,314,517	418,009

		23,633,153

Colombia — 3.2%
Bancolombia SA	1,162,771	8,590,201
Cementos Argos SA	2,879,889	1,785,029
Corp. Financiera Colombiana SA(a)	79,206	171,144
Grupo Argos SA	1,744,691	3,482,611
Interconexion Electrica SA ESP	2,229,413	7,895,617

		21,924,602

Egypt — 4.8%
Abou Kir Fertilizers & Chemical Industries	2,419,215	3,295,847
Commercial International Bank Egypt SAE	12,255,325	21,246,386
Eastern Co. SAE	7,198,002	4,352,171
Egyptian Financial Group-Hermes Holding Co.(a)	5,550,173	3,741,791

		32,636,195

Estonia — 1.0%
Enefit Green AS, NVS	534,352	2,486,696
LHV Group AS, NVS	780,999	3,079,345
Tallink Grupp AS(a)	1,513,628	912,171
Tallinna Sadam AS(b)	367,258	574,153

		7,052,365

Jordan — 3.1%
Arab Bank PLC	845,622	5,780,910
Capital Bank of Jordan	479,332	1,668,607
Jordan Islamic Bank	304,284	1,754,020
Jordan Petroleum Refinery Co.	615,488	5,352,824
Jordan Phosphate Mines Co.	85,351	5,258,192
Jordanian Electric Power Co.	350,047	1,045,599

		20,860,152

Kazakhstan — 8.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	866,107	9,700,398
Kaspi.KZ JSC	387,539	28,832,900
NAC Kazatomprom JSC, GDR	549,656	15,720,162

		54,253,460

Kenya — 1.6%
Equity Group Holdings PLC/Kenya	8,677,066	2,733,472
KCB Group PLC	7,276,516	1,925,768

Security	Shares	Value

Kenya (continued)
Safaricom PLC	36,957,905	$5,960,540

		10,619,780

Lithuania — 0.8%
AB Ignitis Grupe	138,409	2,941,686
Siauliu Bankas AB	2,846,790	2,245,171

		5,186,857

Malta — 0.7%
MAS P.L.C	3,760,298	4,373,535

Morocco — 6.8%
Attijariwafa Bank	355,932	14,429,375
Banque Centrale Populaire	155,586	3,603,521
Co. Sucrerie Marocaine et de Raffinage	211,216	3,652,308
Hightech Payment Systems SA	2,075	1,295,486
Itissalat Al-Maghrib	1,630,199	14,548,706
Label Vie	9,725	4,110,648
Managem SA	6,178	1,546,051
Societe d’Exploitation des Ports	147,697	3,093,116

		46,279,211

Nigeria — 3.1%
Access Bank PLC	87,072,126	1,271,466
Afriland Properties PLC(a)	8,020	24
Dangote Cement PLC	11,938,113	5,074,611
FBN Holdings PLC	84,216,832	1,500,193
Guaranty Trust Holding Co. PLC	63,861,123	2,602,292
MTN Nigeria Communications PLC	11,008,838	4,124,106
Nestle Nigeria PLC	1,310,924	2,165,430
United Bank for Africa PLC	79,997,106	1,064,182
Zenith Bank PLC	69,373,073	2,810,988

		20,613,292

Oman — 4.4%
Bank Muscat SAOG	17,104,043	12,974,153
National Bank of Oman SAOG	3,941,063	2,722,563
Oman Telecommunications Co. SAOG	3,840,377	9,574,761
Omani Qatari Telecommunications Co. SAOG	3,032,075	3,335,338
Renaissance Services SAOG	815,534	929,937

		29,536,752

Pakistan — 3.4%
Engro Corp. Ltd./Pakistan	2,126,272	2,440,375
Engro Fertilizers Ltd.	3,622,125	1,169,394
Fauji Fertilizer Co. Ltd.	2,978,095	1,159,350
Habib Bank Ltd.	3,954,891	1,049,143
Hub Power Co. Ltd. (The)	8,277,817	2,227,505
Lucky Cement Ltd.(a)	1,074,199	1,699,247
Mari Petroleum Co. Ltd.	213,301	1,174,257
MCB Bank Ltd.	3,139,806	1,403,127
Millat Tractors Ltd.	408,785	877,113
Oil & Gas Development Co. Ltd.	4,363,627	1,378,673
Pakistan Oilfields Ltd.	943,270	1,550,426
Pakistan Petroleum Ltd.	3,962,458	953,566
Pakistan State Oil Co. Ltd.	1,693,062	729,349
Systems Ltd.	1,225,317	2,246,711
TRG Pakistan(a)	3,022,591	1,265,789
United Bank Ltd./Pakistan	3,907,198	1,688,820

		23,012,845

Peru — 5.2%
Cia. de Minas Buenaventura SAA, ADR	413,857	3,137,041
Credicorp Ltd.	140,160	17,859,187

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	189,977	$13,999,405

		34,995,633

Philippines — 6.8%
Aboitiz Equity Ventures Inc.	1,250,090	1,219,354
ACEN Corp.	306,570	35,081
Alliance Global Group Inc.	2,635,100	598,585
Ayala Corp.	142,490	1,606,517
Ayala Land Inc.	4,871,200	2,503,817
Bank of the Philippine Islands	1,556,180	3,085,757
BDO Unibank Inc.	1,868,698	4,161,913
Bloomberry Resorts Corp.(a)	2,129,500	351,460
Century Pacific Food Inc.	1,256,000	595,664
Converge Information and Communications Technology Solutions Inc.(a)	2,461,400	722,191
DMCI Holdings Inc.	4,636,000	883,281
Globe Telecom Inc.	2,400	76,898
GT Capital Holdings Inc.	106,060	993,888
International Container Terminal Services Inc.	864,320	3,117,922
JG Summit Holdings Inc.	2,178,300	1,937,664
Jollibee Foods Corp.	445,230	1,929,326
LT Group Inc.	5,046,300	956,666
Manila Electric Co.	164,020	941,600
Megaworld Corp.	290,000	10,577
Metro Pacific Investments Corp.	15,117,000	1,113,986
Metropolitan Bank & Trust Co.	1,870,110	1,964,478
Monde Nissin Corp.(b)	3,985,100	867,717
PLDT Inc.	207,935	4,824,453
Puregold Price Club Inc.	1,493,800	850,226
RL Commercial REIT Inc.	9,032,100	930,135
Robinsons Land Corp.	564,500	153,465
Security Bank Corp.	585,240	1,085,930
SM Prime Holdings Inc.	9,717,000	5,972,370
Universal Robina Corp.	618,230	1,524,524
Wilcon Depot Inc.	1,457,600	831,359

		45,846,804

Romania — 7.6%
Banca Transilvania SA	4,605,842	19,422,531
BRD-Groupe Societe Generale SA	1,780,848	5,064,874
MED Life SA(a)	573,361	2,219,655
OMV Petrom SA	114,580,484	11,725,031
Societatea Energetica Electrica SA	945,059	1,836,918
Societatea Nationala de Gaze Naturale ROMGAZ SA	938,043	8,134,707
Teraplast SA	6,806,705	850,332
Transgaz SA Medias	30,208	2,040,445

		51,294,493

Slovenia — 0.2%
Pozavarovalnica Sava dd	49,211	1,313,297

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	1,482,825	266,371
Expolanka Holdings PLC	992,043	489,387
John Keells Holdings PLC	2,732,474	1,019,467
Sampath Bank PLC	2,891,749	413,175

		2,188,400

Vietnam — 30.7%
Bank for Foreign Trade of Vietnam JSC(a)	5,461,795	21,490,762
Bank for Investment and Development of Vietnam JSC(a)	1,858,324	3,448,907

|Security	Shares	Value

Vietnam (continued)
Bao Viet Holdings	944,310	$1,927,322
Dat Xanh Group JSC(a)	2,090,780	879,424
Development Investment Construction(a)	2,164,754	1,229,530
Digiworld Corp., NVS	783,500	1,203,528
Duc Giang Chemicals JSC	1,616,094	3,406,623
Gelex Group JSC	4,329,284	2,095,304
Ha Do Group JSC	833,848	1,030,270
Hoa Phat Group JSC	22,004,403	18,520,095
Hoa Sen Group(a)	2,020,790	1,239,194
IDICO Corp. JSC	1,659,050	2,681,293
Khang Dien House Trading and Investment JSC(a)	2,694,597	2,884,295
KIDO Group Corp.	1,180,372	2,752,214
Kinh Bac City Development Share Holding Corp.(a)	2,757,060	2,467,043
Masan Group Corp.	4,652,556	16,056,753
Nam Long Investment Corp., NVS	1,172,000	1,267,244
National Citizen Commercial JSC, NVS(a)	957,100	636,455
No Va Land Investment Group Corp.(a)	4,812,333	2,146,916
PetroVietnam Drilling & Well Services JSC(a)	1,997,534	1,778,239
PetroVietnam Fertilizer & Chemicals JSC	1,215,800	1,790,414
PetroVietnam Gas JSC	413,400	1,800,270
PetroVietnam Power Corp.(a)	4,048,740	2,061,508
PetroVietnam Technical Services Corp.	1,718,498	1,880,511
Phat Dat Real Estate Development Corp.(a)	1,871,836	795,688
Saigon—Hanoi Commercial Joint Stock Bank(a)	15,068,105	6,208,648
Saigon Beer Alcohol Beverage Corp.	671,080	5,310,333
Saigon Thuong Tin Commercial JSB(a)	9,597,280	9,591,840
Saigon-Hanoi Securities(a)	2,747,550	936,665
SSI Securities Corp.	10,466,841	8,039,998
Thaiholdings JSC(a)	1,071,900	1,746,067
Thanh Thanh Cong—Bien Hoa JSC(a)	2,764,452	1,698,218
Van Phu—Invest Investment JSC	784,380	1,683,856
Viet Capital Securities JSC	2,276,170	2,461,869
Vietjet Aviation JSC(a)	1,476,890	6,215,867
Vietnam Construction and Import-Export JSC	2,238,471	1,809,390
Vietnam Dairy Products JSC	5,578,074	17,728,025
Vincom Retail JSC(a)	7,483,180	8,409,760
Vingroup JSC(a)	7,809,734	17,283,607
Vinh Hoan Corp.	828,700	1,953,565
Vinhomes JSC(b)	8,475,788	14,801,796
Vndirect Securities Corp.	7,847,140	4,442,258

		207,791,564

Total Common Stocks — 95.7% (Cost: $666,829,362)		646,742,858

Preferred Stocks

Colombia — 2.0%
Bancolombia SA, Preference Shares, NVS	2,165,581	13,734,781

Total Preferred Stocks — 2.0% (Cost: $15,119,596)		13,734,781

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Frontier and Select EM ETF

Security		Par	Value

Corporate Bonds & Notes

Oman — 0.0%
Bank Muscat SAOG, 4.25%, 11/20/50 (c)	OMR	276,375	$—

Total Corporate Bonds & Notes — 0.0% (Cost: $0)			—

Total Investments — 97.7% (Cost: $681,948,958)			660,477,639

Other Assets Less Liabilities — 2.3%			15,664,761

Net Assets — 100.0%			$676,142,400

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	18,667		2

					$—	$—	$—		$18,705		$2

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	373	03/17/23	$17,958	$(402,788)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	781,570	NGN	458,000,000	Citibank N.A.	10/27/23	$7,296
USD	11,480,375	NGN	6,673,541,718	JPMorgan Chase Bank N.A.	10/27/23	198,395

						205,691

						$205,691

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Frontier and Select EM ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$205,691	$—	$—	$205,691

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$402,788	$—	$—	$—	$402,788

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(421,840)	$—	$—	$—	$(421,840)
Forward foreign currency exchange contracts	—	—	—	(692,724)	—	—	(692,724)

	$—	$—	$(421,840)	$(692,724)	$—	$—	$(1,114,564)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,042)	$—	$—	$—	$(1,042)
Forward foreign currency exchange contracts	—	—	—	1,159,501	—	—	1,159,501

	$—	$—	$(1,042)	$1,159,501	$—	$—	$1,158,459

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$21,555,043
Forward foreign currency exchange contracts
Average amounts sold — in USD	$12,261,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments—Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$402,788
Forward foreign currency exchange contracts	205,691	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	205,691	402,788
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(402,788)

Total derivative assets and liabilities subject to an MNA	205,691	—

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Frontier and Select EM ETF

Derivative Financial Instruments—Offsetting as of Period End (continued)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

Citibank N.A	$7,296	$—	$—	$—	$7,296
JPMorgan Chase Bank N.A	198,395	—	—	(198,395)	—

	$205,691	$—	$—	$(198,395)	$7,296

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$251,201,490	$395,541,368	$—	$646,742,858
Preferred Stocks	13,734,781	—	—	13,734,781
Corporate Bonds & Notes	—	—	—	—
Oman	—	—	—	—

	$264,936,271	$395,541,368	$—	$660,477,639

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$205,691	$—	$205,691
Liabilities
Equity Contracts	(402,788)	—	—	(402,788)

	$(402,788)	$205,691	$—	(197,097)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Ampol Ltd.	11,723	$258,455
APA Group	57,547	414,612
Aristocrat Leisure Ltd.	29,191	715,303
ASX Ltd.	9,364	427,713
Aurizon Holdings Ltd.	90,914	202,024
Australia & New Zealand Banking Group Ltd.	147,335	2,437,137
BHP Group Ltd.	247,319	7,485,120
BlueScope Steel Ltd.	24,657	315,479
Brambles Ltd.	70,010	604,935
Cochlear Ltd.	3,149	469,594
Coles Group Ltd.	64,554	788,437
Commonwealth Bank of Australia	84,142	5,684,535
Computershare Ltd.	26,495	440,694
CSL Ltd.	23,652	4,705,971
Dexus	50,762	286,834
Endeavour Group Ltd./Australia	64,382	295,412
Fortescue Metals Group Ltd.	83,102	1,190,845
Goodman Group	80,267	1,067,796
GPT Group (The)	91,659	289,340
IDP Education Ltd.	10,285	197,793
IGO Ltd.	38,771	340,818
Insurance Australia Group Ltd.	124,441	388,399
James Hardie Industries PLC	21,750	453,153
Lendlease Corp. Ltd.	33,997	174,099
Lottery Corp. Ltd. (The)(a)	108,524	378,005
Macquarie Group Ltd.	18,200	2,311,080
Medibank Pvt Ltd.	135,219	303,089
Mineral Resources Ltd.	8,266	456,519
Mirvac Group	188,438	286,912
National Australia Bank Ltd.	158,939	3,199,168
Newcrest Mining Ltd.	41,002	627,689
Northern Star Resources Ltd.	55,037	384,121
Orica Ltd.	20,412	221,767
Origin Energy Ltd.	86,021	461,454
Pilbara Minerals Ltd.(a)	121,058	337,336
Qantas Airways Ltd.(a)	46,060	198,104
QBE Insurance Group Ltd.	72,521	733,640
Ramsay Health Care Ltd.	9,489	430,201
REA Group Ltd.	2,560	210,802
Reece Ltd.(b)	14,460	160,122
Rio Tinto Ltd.	18,019	1,408,259
Santos Ltd.	152,081	710,128
Scentre Group	245,996	491,317
SEEK Ltd.	16,454	266,599
Sonic Healthcare Ltd.	22,084	477,746
South32 Ltd.	226,624	658,439
Stockland	122,251	314,912
Suncorp Group Ltd.	62,416	538,401
Telstra Corp. Ltd.	202,179	564,885
Transurban Group	147,121	1,399,962
Treasury Wine Estates Ltd.	36,707	345,249
Vicinity Ltd.	190,738	260,966
Washington H Soul Pattinson & Co. Ltd.	10,684	208,993
Wesfarmers Ltd.	54,569	1,766,503
Westpac Banking Corp.	170,748	2,581,954
WiseTech Global Ltd.	7,143	301,854
Woodside Energy Group Ltd.	91,197	2,209,701
Woolworths Group Ltd.	61,063	1,514,442

Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	6,455	$336,201

		56,691,018

Austria — 0.1%
Erste Group Bank AG	16,672	654,426
OMV AG	7,145	348,015
Verbund AG	3,304	285,738
voestalpine AG	5,741	212,044

		1,500,223

Belgium — 0.3%
Ageas SA/NV	8,364	377,459
Anheuser-Busch InBev SA/NV	41,964	2,545,475
Argenx SE(a)	2,730	993,734
D’ieteren Group	1,129	218,814
Elia Group SA/NV	1,602	211,029
Groupe Bruxelles Lambert NV	5,470	459,184
KBC Group NV	12,189	910,221
Sofina SA(b)	713	177,625
Solvay SA	3,591	410,192
UCB SA	6,089	523,461
Umicore SA	9,345	311,456
Warehouses De Pauw CVA	7,374	225,040

		7,363,690

Brazil — 0.1%
MercadoLibre Inc.(a)	2,183	2,663,260

Canada — 3.5%
Agnico Eagle Mines Ltd.	22,214	1,022,707
Air Canada(a)	8,877	130,894
Algonquin Power & Utilities Corp.	32,239	246,193
Alimentation Couche-Tard Inc.	39,385	1,847,588
AltaGas Ltd.	13,863	237,942
ARC Resources Ltd.	33,753	367,585
Bank of Montreal	32,754	3,104,249
Bank of Nova Scotia (The)	58,482	2,890,455
Barrick Gold Corp.	85,727	1,385,328
BCE Inc.	3,677	162,683
Brookfield Asset Management Ltd.	16,984	571,444
Brookfield Corp.	67,913	2,259,619
Brookfield Renewable Corp., Class A	6,759	188,232
BRP Inc.	1,682	145,740
CAE Inc.(a)	15,591	351,583
Cameco Corp.	19,474	532,342
Canadian Apartment Properties REIT	4,242	153,638
Canadian Imperial Bank of Commerce	43,286	1,979,514
Canadian National Railway Co.	28,746	3,274,031
Canadian Natural Resources Ltd.	54,528	3,081,461
Canadian Pacific Railway Ltd.	45,504	3,455,903
Canadian Tire Corp. Ltd., Class A, NVS	2,822	351,773
Canadian Utilities Ltd., Class A, NVS	6,388	167,553
CCL Industries Inc., Class B, NVS	7,455	358,572
Cenovus Energy Inc.	69,779	1,286,654
CGI Inc.(a)	10,593	949,760
Constellation Software Inc./Canada	997	1,714,270
Descartes Systems Group Inc. (The)(a)	4,753	350,562
Dollarama Inc.	14,047	811,421
Element Fleet Management Corp.	22,689	324,081
Emera Inc.	14,912	590,688
Empire Co. Ltd., Class A, NVS	8,295	220,004
Enbridge Inc.	99,818	3,744,730

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	1,116	$780,235
First Quantum Minerals Ltd.	28,576	624,295
FirstService Corp.	1,948	267,052
Fortis Inc.	22,800	902,309
Franco-Nevada Corp.	9,747	1,244,144
George Weston Ltd.	3,723	466,432
GFL Environmental Inc.	7,642	232,312
Gildan Activewear Inc.	10,474	332,834
Great-West Lifeco Inc.	14,698	401,031
Hydro One Ltd.(c)	16,333	423,856
iA Financial Corp. Inc.	5,261	353,175
IGM Financial Inc.	4,221	128,440
Imperial Oil Ltd.	12,016	594,327
Intact Financial Corp.	8,460	1,215,276
Ivanhoe Mines Ltd., Class A(a)	30,138	251,794
Keyera Corp.	10,964	241,939
Kinross Gold Corp.	62,370	230,374
Loblaw Companies Ltd.	8,419	719,487
Lumine Group Inc., NVS(a)	2,853	29,206
Lundin Mining Corp.	32,982	205,216
Magna International Inc.	13,917	775,660
Manulife Financial Corp.	94,468	1,867,898
Metro Inc.	11,879	616,977
National Bank of Canada	16,296	1,196,911
Northland Power Inc.	11,093	269,500
Nutrien Ltd.	25,622	1,996,432
Nuvei Corp.(a)(c)	2,840	86,959
Onex Corp.	3,749	200,460
Open Text Corp.	13,077	450,148
Pan American Silver Corp.	10,465	155,997
Parkland Corp.	7,583	165,831
Pembina Pipeline Corp.	26,670	875,644
Power Corp. of Canada	26,454	706,086
Quebecor Inc., Class B	8,385	198,364
Restaurant Brands International Inc.	13,852	893,858
RioCan REIT	8,280	131,133
Ritchie Bros Auctioneers Inc.	5,420	331,595
Rogers Communications Inc., Class B, NVS	17,183	820,805
Royal Bank of Canada	68,185	6,922,939
Saputo Inc.	12,213	327,052
Shaw Communications Inc., Class B, NVS	22,034	638,332
Shopify Inc., Class A(a)	58,514	2,409,173
Sun Life Financial Inc.	28,492	1,376,887
Suncor Energy Inc.	66,642	2,239,796
TC Energy Corp.	49,736	1,979,599
Teck Resources Ltd., Class B	22,939	915,711
TELUS Corp.	21,234	422,190
TFI International Inc.	4,043	493,367
Thomson Reuters Corp.	8,381	1,015,056
TMX Group Ltd.	2,705	269,747
Toromont Industries Ltd.	4,006	330,403
Toronto-Dominion Bank (The)	89,423	5,953,888
Tourmaline Oil Corp.	15,056	659,838
Waste Connections Inc.	12,535	1,678,687
West Fraser Timber Co. Ltd.	2,981	223,930
Wheaton Precious Metals Corp.	21,815	908,892
WSP Global Inc.	5,652	710,011

		89,118,689

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	172	393,139

Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	200	$465,870
Carlsberg AS, Class B	4,850	685,358
Chr Hansen Holding A/S	5,485	380,253
Coloplast A/S, Class B	5,738	663,003
Danske Bank A/S	32,717	759,795
Demant A/S(a)	5,305	158,646
DSV A/S	9,809	1,782,355
Genmab A/S(a)	3,140	1,181,421
Novo Nordisk A/S, Class B	81,832	11,559,200
Novozymes A/S, Class B	9,908	477,208
Orsted AS(c)	9,187	799,665
Pandora A/S	4,822	456,757
Rockwool A/S, Class B	420	95,356
Tryg A/S	17,475	387,132
Vestas Wind Systems A/S	48,996	1,398,098

		21,643,256

Finland — 0.3%
Elisa OYJ	6,884	390,930
Fortum OYJ	21,636	330,673
Kesko OYJ, Class B	12,981	281,893
Kone OYJ, Class B	16,402	851,782
Metso Outotec OYJ	32,665	348,262
Neste OYJ	20,438	985,750
Nokia OYJ	264,362	1,223,084
Orion OYJ, Class B	5,178	243,993
Sampo OYJ, Class A	24,057	1,171,099
Stora Enso OYJ, Class R	28,300	400,100
UPM-Kymmene OYJ	25,787	934,429
Wartsila OYJ Abp	23,770	229,585

		7,391,580

France — 3.5%
Accor SA(a)	8,384	278,259
Aeroports de Paris(a)	1,396	202,268
Air Liquide SA	25,939	4,121,094
Airbus SE	28,800	3,771,950
Alstom SA	15,427	452,755
Amundi SA(c)	2,991	196,728
ArcelorMittal SA	25,893	777,033
Arkema SA	2,932	297,243
AXA SA	93,116	2,934,221
BioMerieux	2,002	196,037
BNP Paribas SA	54,121	3,783,661
Bollore SE	43,818	244,765
Bouygues SA	11,157	377,516
Bureau Veritas SA	14,325	409,216
Capgemini SE	7,741	1,451,717
Carrefour SA	30,385	600,695
Cie. de Saint-Gobain	24,410	1,450,506
Cie. Generale des Etablissements Michelin SCA	32,759	1,029,158
Covivio	2,566	164,339
Credit Agricole SA	60,258	734,396
Danone SA	31,575	1,774,904
Dassault Aviation SA	1,188	204,230
Dassault Systemes SE	32,070	1,237,587
Edenred	12,091	680,557
Eiffage SA	4,010	440,094
Engie SA	88,189	1,286,975
EssilorLuxottica SA	14,535	2,519,691
Eurazeo SE	1,946	130,947

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eurofins Scientific SE(b)	6,628	$461,936
Euronext NV(c)	4,262	310,870
Gecina SA	2,217	255,065
Getlink SE	21,558	362,063
Hermes International	1,539	2,785,794
Ipsen SA	1,803	206,008
Kering SA	3,595	2,107,823
Klepierre SA	10,421	259,896
La Francaise des Jeux SAEM(c)	4,720	186,310
Legrand SA	12,902	1,191,721
L’Oreal SA	12,016	4,749,598
LVMH Moet Hennessy Louis Vuitton SE	13,583	11,291,905
Orange SA	96,474	1,101,375
Pernod Ricard SA	10,025	2,091,327
Publicis Groupe SA	11,061	878,101
Remy Cointreau SA	1,102	193,452
Renault SA(a)	9,500	425,190
Safran SA	16,549	2,336,741
Sanofi	56,231	5,257,500
Sartorius Stedim Biotech	1,336	435,131
Schneider Electric SE	27,011	4,334,105
SEB SA	1,338	154,348
Societe Generale SA	39,185	1,129,294
Sodexo SA	4,252	393,810
Teleperformance	2,855	741,123
Thales SA	5,121	715,935
TotalEnergies SE	123,127	7,597,446
Unibail-Rodamco-Westfield(a)(b)	6,148	388,477
Valeo	11,330	235,378
Veolia Environnement SA	31,721	946,691
Vinci SA	26,903	3,059,082
Vivendi SE	38,150	392,589
Wendel SE	1,310	148,569
Worldline SA/France(a)(c)	11,555	481,294

		89,354,489

Germany — 2.2%
adidas AG	8,360	1,248,539
Allianz SE, Registered	20,260	4,757,319
Aroundtown SA(b)	49,604	128,509
BASF SE	44,535	2,280,293
Bayer AG, Registered	49,421	2,934,679
Bayerische Motoren Werke AG	15,936	1,644,043
Bechtle AG	4,014	169,041
Beiersdorf AG	4,868	580,974
Brenntag SE	7,475	563,041
Carl Zeiss Meditec AG, Bearer	1,964	261,791
Commerzbank AG(a)	48,895	595,809
Continental AG	5,237	375,975
Covestro AG(c)	9,011	396,127
Daimler Truck Holding AG(a)	25,070	794,069
Delivery Hero SE(a)(c)	7,869	316,221
Deutsche Bank AG, Registered	100,822	1,256,980
Deutsche Boerse AG	9,144	1,594,474
Deutsche Lufthansa AG, Registered(a)	32,054	332,104
Deutsche Post AG, Registered	47,673	2,016,135
Deutsche Telekom AG, Registered	160,377	3,599,348
E.ON SE	108,288	1,181,515
Evonik Industries AG	10,267	219,218
Fresenius Medical Care AG & Co. KGaA(b)	9,938	388,333
Fresenius SE & Co. KGaA	22,844	628,603

Security	Shares	Value

Germany (continued)
GEA Group AG	7,464	$328,116
Hannover Rueck SE	2,900	563,176
HeidelbergCement AG	6,989	479,812
HelloFresh SE(a)	8,138	182,312
Henkel AG & Co. KGaA	5,029	347,730
Infineon Technologies AG	62,915	2,225,705
Knorr-Bremse AG	3,515	238,897
LEG Immobilien SE	3,524	255,199
Mercedes-Benz Group AG	39,066	2,994,124
Merck KGaA	6,229	1,180,352
MTU Aero Engines AG	2,631	634,921
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,721	2,315,231
Nemetschek SE	2,798	158,450
Puma SE	5,109	325,210
Rational AG	237	157,200
Rheinmetall AG	2,051	521,318
RWE AG	30,988	1,315,354
SAP SE	51,487	5,849,482
Scout24 SE(c)	4,433	242,956
Siemens AG, Registered	37,993	5,789,821
Siemens Healthineers AG(c)	13,180	687,866
Symrise AG	6,206	634,063
Telefonica Deutschland Holding AG	52,221	158,409
United Internet AG, Registered	4,810	105,113
Volkswagen AG	1,562	277,505
Vonovia SE	34,922	878,255
Zalando SE(a)(c)	10,774	426,866

		57,536,583

Hong Kong — 0.8%
AIA Group Ltd.	590,400	6,274,777
BOC Hong Kong Holdings Ltd.	194,500	658,255
Budweiser Brewing Co. APAC Ltd.(b)(c)	89,400	268,075
CK Asset Holdings Ltd.	105,000	658,563
CK Hutchison Holdings Ltd.	140,500	838,960
CK Infrastructure Holdings Ltd.	42,500	224,182
CLP Holdings Ltd.	92,000	650,607
ESR Group Ltd.(c)	98,200	167,042
Futu Holdings Ltd., ADR(a)(b)	2,767	136,164
Galaxy Entertainment Group Ltd.	102,000	679,079
Hang Lung Properties Ltd.	59,000	113,792
Hang Seng Bank Ltd.	39,900	649,034
Henderson Land Development Co. Ltd.	48,000	168,489
HKT Trust & HKT Ltd., Class SS	198,000	257,419
Hong Kong & China Gas Co. Ltd.	502,589	472,435
Hong Kong Exchanges & Clearing Ltd.	61,500	2,463,238
Hongkong Land Holdings Ltd.	60,400	276,304
Jardine Matheson Holdings Ltd.	6,500	322,203
Link REIT	109,500	720,672
MTR Corp. Ltd.	89,000	448,495
New World Development Co. Ltd.	45,333	123,404
Power Assets Holdings Ltd.	84,500	451,971
Sands China Ltd.(a)	106,000	367,885
Sino Land Co. Ltd.(b)	118,000	151,317
SITC International Holdings Co. Ltd.	42,000	87,862
Sun Hung Kai Properties Ltd.	71,500	977,148
Swire Pacific Ltd., Class A	28,500	232,580
Swire Properties Ltd.	51,600	135,785
Techtronic Industries Co. Ltd.	75,500	751,925
WH Group Ltd.(c) .	439,000	255,467

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	75,000	$411,212
Xinyi Glass Holdings Ltd.	60,000	112,185

		20,506,526

Ireland — 0.2%
AIB Group PLC	40,564	173,261
Bank of Ireland Group PLC	52,579	579,269
CRH PLC	37,617	1,767,001
Flutter Entertainment PLC, Class DI(a)	8,057	1,293,618
Kerry Group PLC, Class A	7,750	742,022
Kingspan Group PLC	7,559	490,640
Smurfit Kappa Group PLC	12,043	449,285

		5,495,096

Israel — 0.2%
Azrieli Group Ltd.	2,028	113,813
Bank Hapoalim BM	57,191	478,358
Bank Leumi Le-Israel BM	75,859	589,768
Bezeq The Israeli Telecommunication Corp. Ltd.	97,367	134,772
Check Point Software Technologies Ltd.(a)	5,119	633,323
CyberArk Software Ltd.(a)	1,976	286,066
Elbit Systems Ltd.	1,301	220,279
First International Bank Of Israel Ltd. (The)	2,718	96,343
ICL Group Ltd.	34,504	250,408
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	56,907	269,937
Mizrahi Tefahot Bank Ltd.	6,875	204,441
Nice Ltd.(a)	3,071	638,353
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	55,604	551,036
Tower Semiconductor Ltd.(a)	5,416	221,547
Wix.com Ltd.(a)	2,639	238,909

		4,927,356

Italy — 0.7%
Amplifon SpA	6,108	176,613
Assicurazioni Generali SpA	53,441	1,057,029
DiaSorin SpA	1,173	141,403
Enel SpA	391,411	2,195,643
Eni SpA	121,621	1,717,778
Ferrari NV	6,048	1,569,131
FinecoBank Banca Fineco SpA	33,658	581,626
Infrastrutture Wireless Italiane SpA(c)	16,729	184,121
Intesa Sanpaolo SpA	795,562	2,149,038
Mediobanca Banca di Credito Finanziario SpA	30,466	325,118
Moncler SpA	9,940	605,902
Nexi SpA(a)(c)	36,404	293,804
Poste Italiane SpA(c)	25,688	276,988
Prysmian SpA	12,389	476,295
Recordati Industria Chimica e Farmaceutica SpA	5,093	215,977
Snam SpA	97,989	481,417
Stellantis NV	109,382	1,913,559
Telecom Italia SpA/Milano(a)	511,890	167,144
Tenaris SA	23,062	379,419
Terna—Rete Elettrica Nazionale	68,342	513,757
UniCredit SpA	93,913	1,921,321

		17,343,083

Japan — 6.1%
Advantest Corp.	9,200	729,272
Aeon Co. Ltd.	27,900	520,387
AGC Inc.	8,300	307,072
Aisin Corp.	4,300	117,835
Ajinomoto Co. Inc.	22,400	660,960

Security	Shares	Value

Japan (continued)
ANA Holdings Inc.(a)	4,800	$97,385
Asahi Group Holdings Ltd.	22,200	785,088
Asahi Intecc Co. Ltd.	6,300	107,264
Asahi Kasei Corp.	71,700	499,391
Astellas Pharma Inc.	90,400	1,269,449
Azbil Corp.	3,600	93,621
Bandai Namco Holdings Inc.	9,100	562,300
BayCurrent Consulting Inc.	6,500	255,407
Bridgestone Corp.	29,200	1,117,129
Brother Industries Ltd.	15,700	230,930
Canon Inc.	46,700	1,005,089
Capcom Co. Ltd.	9,000	283,234
Central Japan Railway Co.	7,300	819,607
Chiba Bank Ltd. (The)	24,200	177,191
Chubu Electric Power Co. Inc.	27,600	285,777
Chugai Pharmaceutical Co. Ltd.	35,500	883,150
Concordia Financial Group Ltd.	48,300	207,509
CyberAgent Inc.	20,600	176,126
Dai Nippon Printing Co. Ltd.	10,900	292,227
Daifuku Co. Ltd.	3,000	163,603
Dai-ichi Life Holdings Inc.	46,700	996,312
Daiichi Sankyo Co. Ltd.	87,500	2,755,929
Daikin Industries Ltd.	12,300	2,103,235
Daito Trust Construction Co. Ltd.	3,100	292,016
Daiwa House Industry Co. Ltd.	25,300	583,954
Daiwa House REIT Investment Corp.	150	309,627
Daiwa Securities Group Inc.	77,300	369,490
Denso Corp.	21,400	1,137,810
Dentsu Group Inc.	13,700	439,339
Disco Corp.	1,300	407,630
East Japan Railway Co.	15,200	767,664
Eisai Co. Ltd.	13,500	729,172
ENEOS Holdings Inc.	168,000	577,564
FANUC Corp.	9,600	1,631,720
Fast Retailing Co. Ltd.	9,000	1,776,742
Fuji Electric Co. Ltd.	5,200	200,771
FUJIFILM Holdings Corp.	19,300	900,381
Fujitsu Ltd.	9,900	1,271,440
GLP J-Reit	212	222,620
GMO Payment Gateway Inc.	1,400	114,990
Hakuhodo DY Holdings Inc.	15,600	173,911
Hamamatsu Photonics KK	4,700	230,632
Hankyu Hanshin Holdings Inc.	15,500	441,086
Hikari Tsushin Inc.	600	87,089
Hirose Electric Co. Ltd.	1,100	134,490
Hitachi Construction Machinery Co. Ltd.	3,100	69,331
Hitachi Ltd.	45,800	2,318,300
Honda Motor Co. Ltd.	80,300	2,088,055
Hoshizaki Corp.	3,200	113,442
Hoya Corp.	17,600	1,742,447
Hulic Co. Ltd.	19,900	158,379
Ibiden Co. Ltd.	3,100	106,335
Idemitsu Kosan Co. Ltd.	6,100	135,002
Iida Group Holdings Co. Ltd.	4,300	71,457
Inpex Corp.	47,400	496,960
Isuzu Motors Ltd.	25,800	308,527
ITOCHU Corp.	60,700	1,814,364
Itochu Techno-Solutions Corp.	2,800	62,310
Japan Airlines Co. Ltd.(a)	4,200	79,086
Japan Exchange Group Inc.	23,700	353,476

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Metropolitan Fund Invest	380	$285,289
Japan Post Bank Co. Ltd.	20,600	177,958
Japan Post Holdings Co. Ltd.	118,900	1,056,924
Japan Post Insurance Co. Ltd.	5,800	100,702
Japan Real Estate Investment Corp.	56	231,916
Japan Tobacco Inc.	64,400	1,309,600
JFE Holdings Inc.	23,100	286,624
JSR Corp.	5,900	134,046
Kajima Corp.	21,900	261,727
Kansai Electric Power Co. Inc. (The)	38,100	357,902
Kao Corp.	22,600	841,895
KDDI Corp.	81,600	2,387,442
Keio Corp.	3,000	104,527
Keisei Electric Railway Co. Ltd.	3,800	109,844
Keyence Corp.	9,700	4,192,604
Kikkoman Corp.	6,400	299,228
Kintetsu Group Holdings Co. Ltd.	8,400	254,472
Kirin Holdings Co. Ltd.	41,600	622,689
Kobayashi Pharmaceutical Co. Ltd.	1,600	96,324
Kobe Bussan Co. Ltd.	4,000	109,345
Koei Tecmo Holdings Co. Ltd.	3,400	56,954
Koito Manufacturing Co. Ltd.	6,000	100,837
Komatsu Ltd.	43,100	1,031,184
Konami Group Corp.	4,400	194,073
Kose Corp.	1,200	135,667
Kubota Corp.	47,500	716,954
Kurita Water Industries Ltd.	2,900	131,022
Kyocera Corp.	18,200	895,730
Kyowa Kirin Co. Ltd.	16,700	357,387
Lasertec Corp.	3,700	601,603
Lixil Corp.	16,600	264,641
M3 Inc.	21,700	517,485
Makita Corp.	7,100	173,632
Marubeni Corp.	86,000	1,097,881
MatsukiyoCocokara & Co.	5,600	260,350
Mazda Motor Corp.	25,400	227,255
McDonald’s Holdings Co. Japan Ltd.(b)	2,300	91,052
MEIJI Holdings Co. Ltd.	5,500	251,877
MINEBEA MITSUMI Inc.	19,400	336,221
MISUMI Group Inc.	17,100	406,630
Mitsubishi Chemical Group Corp.	72,500	422,302
Mitsubishi Corp.	62,500	2,123,191
Mitsubishi Electric Corp.	97,200	1,092,257
Mitsubishi Estate Co. Ltd.	55,400	688,633
Mitsubishi HC Capital Inc.	28,100	146,698
Mitsubishi Heavy Industries Ltd.	14,900	549,060
Mitsubishi UFJ Financial Group Inc.	594,900	4,217,539
Mitsui & Co. Ltd.	70,700	1,984,257
Mitsui Chemicals Inc.	9,700	234,014
Mitsui Fudosan Co. Ltd.	44,300	844,297
Mitsui OSK Lines Ltd.	18,000	470,162
Mizuho Financial Group Inc.	123,090	1,918,640
MonotaRO Co. Ltd.	16,100	218,982
MS&AD Insurance Group Holdings Inc.	21,800	713,386
Murata Manufacturing Co. Ltd.	26,800	1,434,534
NEC Corp.	10,300	368,619
Nexon Co. Ltd.	23,200	503,261
NGK Insulators Ltd.	16,300	216,365
Nidec Corp.	21,800	1,106,338
Nihon M&A Center Holdings Inc.	17,600	146,742

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	53,200	$1,991,651
Nippon Building Fund Inc.	82	346,110
Nippon Express Holdings Inc.	2,200	122,727
Nippon Paint Holdings Co. Ltd.	38,300	334,685
Nippon Prologis REIT Inc.	143	305,031
Nippon Sanso Holdings Corp.	4,400	78,443
Nippon Shinyaku Co. Ltd.	1,400	62,698
Nippon Steel Corp.	39,747	888,256
Nippon Telegraph & Telephone Corp.	58,900	1,706,734
Nippon Yusen KK	22,800	592,640
Nissan Chemical Corp.	4,800	210,786
Nissan Motor Co. Ltd.	120,400	467,438
Nisshin Seifun Group Inc.	5,800	67,019
Nissin Foods Holdings Co. Ltd.	3,400	283,153
Nitori Holdings Co. Ltd.	3,600	406,822
Nitto Denko Corp.	6,000	361,232
Nomura Holdings Inc.	168,100	692,791
Nomura Real Estate Holdings Inc.	3,500	78,030
Nomura Real Estate Master Fund Inc.	212	234,992
Nomura Research Institute Ltd.	18,600	415,558
NTT Data Corp.	27,200	377,390
Obayashi Corp.	27,700	204,897
Obic Co. Ltd.	3,800	556,735
Odakyu Electric Railway Co. Ltd.	17,400	210,937
Oji Holdings Corp.	41,300	167,582
Olympus Corp.	65,300	1,100,024
Omron Corp.	7,000	375,782
Ono Pharmaceutical Co. Ltd.	19,600	399,212
Open House Group Co. Ltd.	2,400	86,382
Oracle Corp. Japan	1,100	74,946
Oriental Land Co. Ltd./Japan	9,400	1,501,038
ORIX Corp.	62,700	1,123,772
Osaka Gas Co. Ltd.	19,700	319,994
Otsuka Corp.	3,300	111,244
Otsuka Holdings Co. Ltd.	20,200	611,978
Pan Pacific International Holdings Corp.	20,800	380,198
Panasonic Holdings Corp.	117,100	1,022,520
Persol Holdings Co. Ltd.	5,200	104,148
Rakuten Group Inc.	42,900	211,462
Recruit Holdings Co. Ltd.	70,000	1,877,107
Renesas Electronics Corp.(a)	57,900	747,922
Resona Holdings Inc.	112,300	618,535
Ricoh Co. Ltd.	28,300	219,861
Rohm Co. Ltd.	3,000	231,038
SBI Holdings Inc.	15,900	342,729
SCSK Corp.	4,600	66,746
Secom Co. Ltd.	10,500	610,622
Seiko Epson Corp.	16,900	233,012
Sekisui Chemical Co. Ltd.	19,800	265,443
Sekisui House Ltd.	26,800	507,411
Seven & i Holdings Co. Ltd.	39,600	1,770,387
SG Holdings Co. Ltd.	18,100	260,972
Sharp Corp./Japan(b)	6,200	42,777
Shimadzu Corp.	15,700	453,400
Shimano Inc.	3,400	528,700
Shimizu Corp.	24,900	134,407
Shin-Etsu Chemical Co. Ltd.	18,173	2,519,342
Shionogi & Co. Ltd.	13,000	575,926
Shiseido Co. Ltd.	20,500	944,590
Shizuoka Financial Group Inc., NVS	21,800	174,193

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SMC Corp.	2,900	$1,474,088
SoftBank Corp.	141,500	1,596,256
SoftBank Group Corp.	61,500	2,487,138
Sompo Holdings Inc.	18,000	772,760
Sony Group Corp.	63,100	5,276,196
Square Enix Holdings Co. Ltd.	2,500	111,436
Subaru Corp.	26,700	427,767
SUMCO Corp.	18,500	255,271
Sumitomo Chemical Co. Ltd.	78,300	274,363
Sumitomo Corp.	50,400	858,956
Sumitomo Electric Industries Ltd.	39,600	487,316
Sumitomo Metal Mining Co. Ltd.	12,200	454,148
Sumitomo Mitsui Financial Group Inc.	65,600	2,865,003
Sumitomo Mitsui Trust Holdings Inc.	18,600	689,130
Sumitomo Realty & Development Co. Ltd.	17,800	420,225
Suntory Beverage & Food Ltd.	6,900	242,045
Suzuki Motor Corp.	19,500	684,276
Sysmex Corp.	8,300	497,178
T&D Holdings Inc.	24,500	371,033
Taisei Corp.	9,400	306,470
Takeda Pharmaceutical Co. Ltd.	74,726	2,303,375
TDK Corp.	20,100	672,976
Terumo Corp.	29,900	803,813
TIS Inc.	13,100	325,197
Tobu Railway Co. Ltd.	5,500	122,793
Toho Co. Ltd./Tokyo	6,100	212,340
Tokio Marine Holdings Inc.	88,500	1,878,911
Tokyo Electric Power Co. Holdings Inc.(a)	90,900	301,180
Tokyo Electron Ltd.	7,400	2,538,954
Tokyo Gas Co. Ltd.	19,700	379,963
Tokyu Corp.	23,400	281,899
Toppan Inc.	16,400	296,585
Toray Industries Inc.	75,600	432,841
Toshiba Corp.	21,100	652,996
Tosoh Corp.	16,200	220,469
TOTO Ltd.	7,100	237,270
Toyota Industries Corp.	6,400	375,489
Toyota Motor Corp.	521,700	7,110,545
Toyota Tsusho Corp.	9,200	375,208
Trend Micro Inc./Japan	5,700	268,017
Unicharm Corp.	20,600	762,454
USS Co. Ltd.	6,400	103,831
Welcia Holdings Co. Ltd.	2,700	59,106
West Japan Railway Co.	13,300	516,214
Yakult Honsha Co. Ltd.	6,100	415,813
Yamaha Corp.	6,800	258,012
Yamaha Motor Co. Ltd.	17,500	447,741
Yamato Holdings Co. Ltd.	17,300	292,210
Yaskawa Electric Corp.	11,800	464,260
Yokogawa Electric Corp.	15,500	231,497
Z Holdings Corp.	146,900	394,375
ZOZO Inc.	3,600	80,012

		156,768,416

Jersey — 0.1%
Ferguson PLC	10,296	1,483,654

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	21,547	380,222
Adyen NV(a)(c)	1,094	1,550,668
Aegon NV	95,440	496,597

Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(a)	6,557	$409,419
Akzo Nobel NV	9,098	665,563
ASM International NV	2,279	776,833
ASML Holding NV	19,942	12,291,375
Davide Campari-Milano NV	25,656	287,235
EXOR NV, NVS(a)	5,408	446,237
Heineken Holding NV	5,306	453,923
Heineken NV	12,771	1,301,729
IMCD NV	2,834	448,597
ING Groep NV(a)	191,391	2,678,539
JDE Peet’s NV	5,177	152,396
Just Eat Takeaway.com NV(a)(c)	9,247	201,125
Koninklijke Ahold Delhaize NV	51,607	1,638,619
Koninklijke DSM NV	8,587	1,058,176
Koninklijke KPN NV	167,964	575,782
Koninklijke Philips NV	45,078	735,979
NN Group NV	13,419	543,155
NXP Semiconductors NV	12,954	2,312,030
OCI NV	4,365	144,995
Prosus NV	41,229	2,955,673
QIAGEN NV(a)	11,359	522,849
Randstad NV	6,132	376,260
Universal Music Group NV	35,955	847,148
Wolters Kluwer NV	13,193	1,527,321

		35,778,445

New Zealand — 0.1%
Auckland International Airport Ltd.(a)	61,306	331,266
EBOS Group Ltd.	7,982	218,512
Fisher & Paykel Healthcare Corp. Ltd.	29,473	471,757
Mercury NZ Ltd.	34,320	133,025
Meridian Energy Ltd.	63,458	208,291
Spark New Zealand Ltd.	91,643	282,954

		1,645,805

Norway — 0.2%
Adevinta ASA(a)	12,480	93,256
Aker BP ASA	15,293	410,474
DNB Bank ASA	44,937	896,727
Equinor ASA	49,950	1,529,136
Gjensidige Forsikring ASA	9,840	174,413
Kongsberg Gruppen ASA	4,373	181,724
Mowi ASA	19,083	329,463
Norsk Hydro ASA	71,808	522,673
Orkla ASA	36,782	247,571
Salmar ASA	3,427	142,067
Telenor ASA	34,067	381,988
Yara International ASA	8,041	382,260

		5,291,752

Portugal — 0.0%
EDP—Energias de Portugal SA	150,421	757,478
Galp Energia SGPS SA	24,595	300,047
Jeronimo Martins SGPS SA	13,841	284,100

		1,341,625

Singapore — 0.4%
CapitaLand Ascendas REIT	162,016	332,758
CapitaLand Integrated Commercial Trust	242,276	348,514
Capitaland Investment Ltd/Singapore	132,300	364,883
City Developments Ltd.	20,700	118,411
DBS Group Holdings Ltd.	88,400	2,242,807
Genting Singapore Ltd.	296,700	224,445

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Grab Holdings Ltd., Class A(a)(b)	52,959	$169,998
Jardine Cycle & Carriage Ltd.	5,400	119,044
Keppel Corp. Ltd.	69,500	282,226
Mapletree Logistics Trust	155,100	194,336
Mapletree Pan Asia Commercial Trust	108,200	138,021
Oversea-Chinese Banking Corp. Ltd.	162,800	1,530,074
Sea Ltd., ADR(a)	18,256	1,140,818
Sembcorp Marine Ltd.(a)(d)	1,343,586	126,441
Singapore Airlines Ltd.	66,700	281,612
Singapore Exchange Ltd.	29,800	192,459
Singapore Technologies Engineering Ltd.	73,200	193,832
Singapore Telecommunications Ltd.	408,100	716,982
United Overseas Bank Ltd.(b)	61,700	1,367,619
UOL Group Ltd.	22,300	112,933
Venture Corp. Ltd.	16,900	215,215
Wilmar International Ltd.	92,500	270,253

		10,683,681

Spain — 0.7%
Acciona SA	1,263	237,956
ACS Actividades de Construccion y Servicios SA	13,237	401,287
Aena SME SA(a)(c)	3,597	556,479
Amadeus IT Group SA(a)	21,591	1,357,703
Banco Bilbao Vizcaya Argentaria SA	299,462	2,327,726
Banco Santander SA	837,799	3,298,753
CaixaBank SA	214,568	921,327
Cellnex Telecom SA(c)	27,349	1,026,100
Corp. ACCIONA Energias Renovables SA	4,042	156,713
EDP Renovaveis SA	12,923	264,466
Enagas SA	2,268	40,680
Endesa SA	15,531	304,563
Ferrovial SA	24,185	671,276
Grifols SA(a)(b)	14,716	179,274
Iberdrola SA	307,110	3,520,530
Industria de Diseno Textil SA	52,410	1,614,581
Naturgy Energy Group SA	9,561	263,020
Red Electrica Corp. SA	5,764	95,617
Repsol SA	70,068	1,108,114
Telefonica SA	262,471	1,070,744

		19,416,909

Sweden — 1.0%
Alfa Laval AB	15,273	502,372
Assa Abloy AB, Class B	47,660	1,159,747
Atlas Copco AB, Class A	130,761	1,552,423
Atlas Copco AB, Class B	75,397	794,269
Boliden AB	12,996	532,016
Electrolux AB, Class B(b)	11,187	135,371
Embracer Group AB(a)(b)	43,161	208,058
Epiroc AB, Class A	31,961	614,222
Epiroc AB, Class B	19,066	313,672
EQT AB(b)	14,274	319,230
Essity AB, Class B	30,220	815,112
Evolution AB(c)	9,564	1,154,056
Fastighets AB Balder, Class B(a)	30,986	153,284
Getinge AB, Class B	11,156	239,778
H & M Hennes & Mauritz AB, Class B(b)	37,167	468,318
Hexagon AB, Class B	95,572	1,059,184
Holmen AB, Class B	3,753	151,535
Husqvarna AB, Class B	20,758	183,792
Industrivarden AB, Class A	5,627	154,672

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class C	7,856	$215,385
Indutrade AB	12,918	274,771
Investment AB Latour, Class B	7,325	151,544
Investor AB, Class A	24,219	496,462
Investor AB, Class B	87,756	1,695,127
Kinnevik AB, Class B(a)	11,927	177,377
L E Lundbergforetagen AB, Class B	3,727	172,908
Lifco AB, Class B	11,463	228,996
Nibe Industrier AB, Class B	69,769	721,392
Nordea Bank Abp	168,894	2,140,263
Sagax AB, Class B	7,927	195,014
Sandvik AB	54,490	1,120,964
Securitas AB, Class B	24,185	208,271
Skandinaviska Enskilda Banken AB, Class A	78,655	984,092
Skanska AB, Class B	16,641	302,434
SKF AB, Class B	18,677	354,734
Svenska Cellulosa AB SCA, Class B	28,845	402,543
Svenska Handelsbanken AB, Class A	69,915	741,586
Swedbank AB, Class A	43,825	895,455
Swedish Orphan Biovitrum AB(a)	8,341	192,153
Tele2 AB, Class B	24,597	226,091
Telefonaktiebolaget LM Ericsson, Class B	138,056	764,499
Telia Co. AB	131,058	338,442
Volvo AB, Class A	9,915	206,409
Volvo AB, Class B	77,076	1,542,223
Volvo Car AB, Class B(a)	28,658	135,117

		25,395,363

Switzerland — 3.0%
ABB Ltd., Registered	77,071	2,564,696
Adecco Group AG, Registered	8,644	308,213
Alcon Inc.	24,504	1,670,750
Bachem Holding AG, Class A(b)	1,513	150,801
Baloise Holding AG, Registered	2,524	420,314
Banque Cantonale Vaudoise, Registered	1,381	123,489
Barry Callebaut AG, Registered	192	382,300
BKW AG	1,408	205,532
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	525,871
Chocoladefabriken Lindt & Spruengli AG, Registered	5	553,859
Cie. Financiere Richemont SA, Class A, Registered	26,181	3,955,852
Clariant AG, Registered	12,168	196,813
Coca-Cola HBC AG, Class DI(a)	9,641	246,900
Credit Suisse Group AG, Registered	164,907	497,141
EMS-Chemie Holding AG, Registered	380	287,933
Geberit AG, Registered	1,681	907,232
Givaudan SA, Registered	444	1,338,340
Holcim AG	27,805	1,716,264
Julius Baer Group Ltd.	12,330	817,452
Kuehne + Nagel International AG, Registered	2,505	641,373
Logitech International SA, Registered	9,594	524,029
Lonza Group AG, Registered	3,615	2,153,243
Nestle SA, Registered	135,553	15,272,841
Novartis AG, Registered	106,020	8,922,656
Partners Group Holding AG	1,176	1,113,594
Roche Holding AG, Bearer	1,347	417,275
Roche Holding AG, NVS	34,318	9,895,213
Schindler Holding AG, Participation Certificates, NVS	2,272	510,981
Schindler Holding AG, Registered	1,074	231,454
SGS SA, Registered	263	602,884
Siemens Energy AG(a)	24,412	489,176

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SIG Group AG(a)	14,267	$345,075
Sika AG, Registered	6,978	1,956,805
Sonova Holding AG, Registered	2,632	647,305
STMicroelectronics NV	33,544	1,606,811
Straumann Holding AG	5,498	728,902
Swatch Group AG (The), Bearer	1,579	549,484
Swatch Group AG (The), Registered	2,954	188,174
Swiss Life Holding AG, Registered	1,467	882,770
Swiss Prime Site AG, Registered	4,218	355,435
Swiss Re AG	14,264	1,490,127
Swisscom AG, Registered	1,166	719,472
TE Connectivity Ltd.	16,310	2,076,589
Temenos AG, Registered	3,743	275,305
UBS Group AG, Registered	163,318	3,549,755
VAT Group AG(c)	1,482	447,337
Zurich Insurance Group AG	7,485	3,550,534

		77,014,351

United Kingdom — 4.5%
3i Group PLC	50,359	985,236
abrdn PLC	87,524	235,809
Admiral Group PLC	10,032	265,467
Amcor PLC	76,359	850,639
Anglo American PLC	62,648	2,164,783
Antofagasta PLC	18,975	357,940
Ashtead Group PLC	21,536	1,425,021
Associated British Foods PLC	17,117	412,619
AstraZeneca PLC	76,322	9,943,073
Auto Trader Group PLC(c)	46,135	329,961
Aviva PLC	143,264	769,673
BAE Systems PLC	154,224	1,665,650
Barclays PLC	814,009	1,708,268
Barratt Developments PLC	49,024	275,636
Berkeley Group Holdings PLC	5,386	271,124
BP PLC	893,857	5,874,006
British American Tobacco PLC	105,520	3,993,485
British Land Co. PLC (The)	42,328	227,036
BT Group PLC	341,722	572,882
Bunzl PLC	16,213	577,684
Burberry Group PLC	19,449	577,529
Clarivate PLC(a)	17,370	175,958
CNH Industrial NV	49,538	812,045
Coca-Cola Europacific Partners PLC	9,951	547,305
Compass Group PLC	86,497	1,998,235
Croda International PLC	6,705	528,770
DCC PLC	4,720	262,133
Diageo PLC	111,570	4,734,632
Entain PLC	29,189	476,676
Experian PLC	44,331	1,494,581
Glencore PLC	507,340	3,024,691
GSK PLC	200,177	3,429,215
Haleon PLC(a)	241,944	936,240
Halma PLC	18,274	475,608
Hargreaves Lansdown PLC	17,102	170,404
Hikma Pharmaceuticals PLC	8,322	173,627
HSBC Holdings PLC	985,941	7,552,353
Imperial Brands PLC	44,149	1,063,605
Informa PLC	72,311	580,878
InterContinental Hotels Group PLC	8,867	597,736
Intertek Group PLC	7,784	390,698
J Sainsbury PLC	84,060	271,099

Security	Shares	Value

United Kingdom (continued)
JD Sports Fashion PLC	124,063	$270,106
Johnson Matthey PLC	9,323	244,588
Kingfisher PLC	101,127	349,733
Land Securities Group PLC	33,885	279,795
Legal & General Group PLC	278,187	856,287
Lloyds Banking Group PLC	3,408,877	2,152,807
London Stock Exchange Group PLC	15,731	1,403,547
M&G PLC	125,009	321,970
Melrose Industries PLC	210,272	378,664
Mondi PLC	23,434	393,816
National Grid PLC	184,619	2,316,914
NatWest Group PLC, NVS	257,550	904,758
Next PLC	6,426	528,615
Ocado Group PLC(a)(b)	22,999	151,978
Pearson PLC	36,274	401,251
Persimmon PLC	15,512	270,509
Phoenix Group Holdings PLC	33,691	256,657
Prudential PLC	138,480	2,116,382
Reckitt Benckiser Group PLC	34,330	2,381,987
RELX PLC	92,961	2,803,283
Rentokil Initial PLC	122,565	753,913
Rio Tinto PLC	55,554	3,812,368
Rolls-Royce Holdings PLC(a)	401,944	700,306
Royalty Pharma PLC, Class A	16,937	607,191
Sage Group PLC (The)	53,062	478,095
Schroders PLC	35,390	211,242
Segro PLC	57,758	570,480
Severn Trent PLC	12,045	397,837
Shell PLC	347,636	10,529,329
Smith & Nephew PLC	42,294	603,474
Smiths Group PLC	19,087	404,759
Spirax-Sarco Engineering PLC	3,509	492,808
SSE PLC	50,189	1,050,403
St. James’s Place PLC	25,973	399,843
Standard Chartered PLC	126,550	1,197,441
Taylor Wimpey PLC	189,631	280,509
Tesco PLC	377,404	1,156,133
Unilever PLC	124,782	6,212,581
United Utilities Group PLC	32,784	400,305
Vodafone Group PLC	1,269,160	1,519,660
Whitbread PLC	9,720	360,500
WPP PLC	57,326	705,062

		114,807,896

United States — 67.1%
3M Co	27,404	2,952,507
A O Smith Corp.	6,732	441,821
Abbott Laboratories	86,290	8,777,419
AbbVie Inc.	86,678	13,339,744
Accenture PLC, Class A	30,926	8,212,399
Activision Blizzard Inc.	37,706	2,875,082
Adobe Inc.(a)	22,907	7,420,723
Advance Auto Parts Inc.	3,102	449,666
Advanced Micro Devices Inc.(a)	79,049	6,211,670
AECOM	6,488	560,304
AES Corp. (The)	32,766	808,665
Aflac Inc.	29,216	1,991,075
Agilent Technologies Inc.	14,685	2,084,829
Air Products and Chemicals Inc.	10,694	3,058,270
Airbnb Inc., Class A(a)	18,371	2,264,777
Akamai Technologies Inc.(a)	8,118	589,367

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Albemarle Corp.	5,746	$1,461,265
Alcoa Corp.	9,031	441,977
Alexandria Real Estate Equities Inc.	7,766	1,163,191
Align Technology Inc.(a)	3,620	1,120,390
Allegion PLC	4,392	495,022
Alliant Energy Corp.	12,729	652,616
Allstate Corp. (The)	13,186	1,698,093
Ally Financial Inc.	17,855	536,543
Alnylam Pharmaceuticals Inc.(a)	5,771	1,104,858
Alphabet Inc., Class A(a)	294,616	26,533,117
Alphabet Inc., Class C, NVS(a)	269,793	24,362,308
Altria Group Inc.	89,483	4,154,696
Amazon.com Inc.(a)	452,240	42,614,575
AMERCO(b)	4,232	235,426
Ameren Corp.	12,608	1,042,808
American Electric Power Co. Inc.	25,340	2,229,160
American Express Co.	31,191	5,426,922
American Financial Group Inc./OH	3,220	431,834
American Homes 4 Rent, Class A	15,910	493,528
American International Group Inc.	36,959	2,258,564
American Tower Corp.	22,847	4,523,934
American Water Works Co. Inc.	8,807	1,236,327
Ameriprise Financial Inc.	5,513	1,890,242
AmerisourceBergen Corp.	7,582	1,179,456
AMETEK Inc.	11,247	1,592,125
Amgen Inc.	26,244	6,079,685
Amphenol Corp., Class A	28,873	2,238,235
Analog Devices Inc.	25,195	4,622,527
Annaly Capital Management Inc	22,478	464,845
Ansys Inc.(a)	4,215	1,279,716
Aon PLC, Class A	10,392	3,159,688
APA Corp.	16,410	629,816
Apollo Global Management Inc.	19,605	1,389,995
Apple Inc.	783,565	115,505,317
Applied Materials Inc.	42,538	4,940,789
Aptiv PLC(a)	13,064	1,519,082
Aramark	11,627	427,874
Arch Capital Group Ltd.(a)	17,055	1,193,850
Archer-Daniels-Midland Co.	27,420	2,182,632
Ares Management Corp., Class A	8,786	708,415
Arista Networks Inc.(a)	12,136	1,683,263
Arrow Electronics Inc.(a)	3,610	425,944
Arthur J Gallagher & Co.	10,007	1,874,811
Aspen Technology Inc.(a)	1,419	300,842
Assurant Inc.	2,531	322,424
AT&T Inc.	351,753	6,651,649
Atlassian Corp., NVS(a)	7,356	1,208,811
Atmos Energy Corp.	6,492	732,363
Autodesk Inc.(a)	10,730	2,131,944
Automatic Data Processing Inc.	20,381	4,480,151
AutoZone Inc.(a)	935	2,324,915
AvalonBay Communities Inc.	6,773	1,168,478
Avantor Inc.(a)	30,160	734,999
Avery Dennison Corp.	4,050	737,870
Axon Enterprise Inc.(a)	3,330	667,032
Baker Hughes Co.	50,700	1,551,420
Ball Corp.	16,199	910,546
Bank of America Corp.	354,508	12,159,624
Bank of New York Mellon Corp. (The)	36,932	1,879,100
Bath & Body Works Inc.	10,413	425,579

Security	Shares	Value

United States (continued)
Baxter International Inc.	24,387	$974,261
Becton Dickinson and Co.	13,864	3,251,801
Bentley Systems Inc., Class B	9,039	365,718
Berkshire Hathaway Inc., Class B(a)	63,947	19,515,345
Best Buy Co. Inc.	10,345	859,773
Bill.com Holdings Inc.(a)	4,726	399,961
Biogen Inc.(a)	7,159	1,931,928
BioMarin Pharmaceutical Inc.(a)	9,274	923,598
Bio-Rad Laboratories Inc., Class A(a)	1,110	530,402
Bio-Techne Corp.	7,561	549,231
Black Knight Inc.(a)	8,054	480,018
BlackRock Inc.(e)	7,338	5,059,037
Blackstone Inc., NVS	34,437	3,126,880
Block Inc. New(a)	26,257	2,014,700
Boeing Co. (The)(a)	27,742	5,591,400
Booking Holdings Inc.(a)	1,926	4,861,224
Booz Allen Hamilton Holding Corp.	7,049	667,752
BorgWarner Inc.	12,090	607,885
Boston Properties Inc.	7,311	478,724
Boston Scientific Corp.(a)	69,243	3,235,033
Bristol-Myers Squibb Co.	104,327	7,194,390
Broadcom Inc.	20,540	12,206,717
Broadridge Financial Solutions Inc	5,768	812,019
Brown & Brown Inc.	11,833	663,476
Brown-Forman Corp., Class B	15,173	984,273
Bunge Ltd.	7,118	679,769
Burlington Stores Inc.(a)	3,292	705,311
Cadence Design Systems Inc.(a)	13,402	2,585,782
Caesars Entertainment Inc.(a)	10,624	539,274
Camden Property Trust	4,864	558,193
Campbell Soup Co.	10,241	537,857
Capital One Financial Corp.	19,027	2,075,465
Cardinal Health Inc.	12,745	964,924
Carlisle Companies Inc.	2,325	600,362
Carlyle Group Inc. (The)	8,332	286,621
CarMax Inc.(a)(b)	8,003	552,527
Carnival Corp.(a)	52,505	557,603
Carrier Global Corp.	40,407	1,819,527
Catalent Inc.(a)	8,275	564,521
Caterpillar Inc.	25,890	6,201,949
Cboe Global Markets Inc.	4,798	605,364
CBRE Group Inc., Class A(a)	16,358	1,392,720
CDW Corp./DE	6,698	1,355,809
Celanese Corp.	5,443	632,640
Centene Corp.(a)	28,513	1,950,289
CenterPoint Energy Inc.	29,471	819,883
Ceridian HCM Holding Inc.(a)	6,964	507,885
CF Industries Holdings Inc.	9,295	798,348
CH Robinson Worldwide Inc.(b)	6,521	651,839
Charles River Laboratories International Inc.(a)	2,401	526,635
Charles Schwab Corp. (The)	71,682	5,585,461
Charter Communications Inc., Class A(a)(b)	5,349	1,966,346
Cheniere Energy Inc.	11,041	1,737,191
Chesapeake Energy Corp.	4,589	370,837
Chevron Corp.	90,481	14,546,630
Chewy Inc., Class A(a)(b)	4,325	175,379
Chipotle Mexican Grill Inc.(a)	1,347	2,008,485
Chubb Ltd.	20,345	4,293,202
Church & Dwight Co. Inc.	12,014	1,006,533
Cigna Group (The)	14,929	4,360,761

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cincinnati Financial Corp.	7,652	$923,596
Cintas Corp.	4,447	1,949,876
Cisco Systems Inc.	204,155	9,885,185
Citigroup Inc.	94,066	4,768,206
Citizens Financial Group Inc.	24,461	1,021,491
Cleveland-Cliffs Inc.(a)	24,914	531,416
Clorox Co. (The)	6,011	934,350
Cloudflare Inc., Class A(a)(b)	13,352	801,254
CME Group Inc.	17,434	3,231,566
CMS Energy Corp.	14,470	853,296
Coca-Cola Co. (The)	201,630	11,999,001
Cognex Corp.	8,988	426,211
Cognizant Technology Solutions Corp., Class A	25,557	1,600,635
Coinbase Global Inc., Class A(a)(b)	5,896	382,238
Colgate-Palmolive Co.	38,768	2,841,694
Comcast Corp., Class A	212,487	7,898,142
Conagra Brands Inc.	24,256	883,161
ConocoPhillips	61,376	6,343,210
Consolidated Edison Inc.	17,201	1,536,909
Constellation Brands Inc., Class A	8,153	1,823,826
Constellation Energy Corp.	16,111	1,206,553
Cooper Companies Inc. (The)	2,417	790,286
Copart Inc.(a)	20,648	1,454,858
Corning Inc.	39,482	1,340,414
Corteva Inc.	35,629	2,219,330
CoStar Group Inc.(a)	19,264	1,361,194
Costco Wholesale Corp.	21,728	10,520,263
Coterra Energy Inc.	36,922	921,942
Crowdstrike Holdings Inc., Class A(a)	9,964	1,202,555
Crown Castle Inc.	20,963	2,740,912
Crown Holdings Inc.	6,494	561,796
CSX Corp.	103,299	3,149,587
Cummins Inc.	6,935	1,685,760
CVS Health Corp.	64,775	5,411,303
Danaher Corp.	34,096	8,439,783
Darden Restaurants Inc.	6,382	912,562
Darling Ingredients Inc.(a)	7,455	471,678
Datadog Inc., Class A(a)	11,884	909,364
DaVita Inc.(a)	2,533	208,365
Deere & Co.	14,179	5,944,404
Dell Technologies Inc., Class C	13,838	562,376
Delta Air Lines Inc.(a)	8,263	316,803
DENTSPLY SIRONA Inc.	11,031	419,950
Devon Energy Corp.	31,290	1,687,157
Dexcom Inc.(a)	18,999	2,109,079
Diamondback Energy Inc.	8,391	1,179,607
Digital Realty Trust Inc.	13,705	1,428,472
Discover Financial Services	13,307	1,490,384
DISH Network Corp., Class A(a)	12,821	146,288
DocuSign Inc.(a)	9,580	587,733
Dollar General Corp.	11,270	2,437,701
Dollar Tree Inc.(a)	10,922	1,586,748
Dominion Energy Inc.	40,306	2,241,820
Domino’s Pizza Inc.	1,772	520,986
DoorDash Inc., Class A(a)	11,886	649,689
Dover Corp.	7,140	1,070,286
Dow Inc.	34,823	1,991,876
DR Horton Inc.	16,600	1,535,168
Dropbox Inc., Class A(a)	16,121	328,868
DTE Energy Co.	9,401	1,031,384

Security	Shares	Value

United States (continued)
Duke Energy Corp.	38,368	$3,616,568
DuPont de Nemours Inc.	25,420	1,856,423
Dynatrace Inc.(a)	9,588	407,778
Eastman Chemical Co.	5,758	490,582
Eaton Corp. PLC	19,245	3,366,528
eBay Inc.	25,858	1,186,882
Ecolab Inc.	12,496	1,991,488
Edison International	18,848	1,247,926
Edwards Lifesciences Corp.(a)	30,161	2,426,151
Elanco Animal Health Inc.(a)	21,564	247,339
Electronic Arts Inc.	13,810	1,532,081
Elevance Health Inc.	11,865	5,572,635
Eli Lilly & Co.	39,492	12,290,700
Emerson Electric Co.	28,946	2,394,124
Enphase Energy Inc.(a)	6,642	1,398,340
Entegris Inc.	8,170	696,329
Entergy Corp.	9,852	1,013,475
EOG Resources Inc.	29,138	3,293,177
EPAM Systems Inc.(a)	2,715	835,270
EQT Corp.	16,609	551,087
Equifax Inc.	5,906	1,196,142
Equinix Inc.	4,468	3,075,190
Equitable Holdings Inc.	18,552	582,904
Equity LifeStyle Properties Inc.	8,830	604,943
Equity Residential	17,535	1,096,288
Erie Indemnity Co., Class A, NVS	1,304	306,949
Essential Utilities Inc.	11,672	499,328
Essex Property Trust Inc.	3,142	716,565
Estee Lauder Companies Inc. (The), Class A	11,258	2,736,257
Etsy Inc.(a)	6,225	755,777
Everest Re Group Ltd.	1,826	701,129
Evergy Inc.	11,551	679,314
Eversource Energy	16,938	1,276,448
Exact Sciences Corp.(a)(b)	8,713	543,081
Exelon Corp.	47,907	1,934,964
Expedia Group Inc.(a)	7,125	776,411
Expeditors International of Washington Inc.	8,327	870,671
Extra Space Storage Inc.	6,509	1,071,707
Exxon Mobil Corp.	202,849	22,295,134
F5 Inc.(a)	2,981	426,223
FactSet Research Systems Inc.	1,812	751,165
Fair Isaac Corp.(a)	1,343	909,735
Fastenal Co.	28,007	1,444,041
FedEx Corp.	12,253	2,490,055
Fidelity National Financial Inc.	13,420	534,921
Fidelity National Information Services Inc	29,922	1,896,157
Fifth Third Bancorp	33,661	1,221,894
First Citizens BancShares Inc./NC, Class A	605	443,925
First Horizon Corp.	24,376	603,794
First Republic Bank/CA	8,595	1,057,271
First Solar Inc.(a)	4,689	793,097
FirstEnergy Corp.	27,133	1,072,839
Fiserv Inc.(a)	30,119	3,466,396
FleetCor Technologies Inc.(a)	3,843	825,438
FMC Corp.	6,521	842,187
Ford Motor Co.	191,224	2,308,074
Fortinet Inc.(a)	33,945	2,017,691
Fortive Corp	16,718	1,114,422
Fortune Brands Home & Security Inc., NVS	6,903	427,641
Fox Corp., Class A, NVS	15,173	531,358

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fox Corp., Class B	7,903	$254,872
Franklin Resources Inc.	15,318	451,421
Freeport-McMoRan Inc.	71,651	2,935,541
Gaming and Leisure Properties Inc.	13,890	748,393
Garmin Ltd.	8,175	802,213
Gartner Inc.(a)	4,052	1,328,286
GE Healthcare Inc., NVS(a)	17,638	1,340,488
Gen Digital Inc.	29,524	576,013
Generac Holdings Inc.(a)	3,110	373,231
General Dynamics Corp.	11,473	2,614,811
General Electric Co.	53,001	4,489,715
General Mills Inc.	29,402	2,337,753
General Motors Co.	67,017	2,596,239
Genuine Parts Co.	6,998	1,237,666
Gilead Sciences Inc.	61,723	4,970,553
Global Payments Inc.	13,567	1,522,217
Globe Life Inc.	4,824	587,033
GoDaddy Inc., Class A(a)	8,360	632,936
Goldman Sachs Group Inc. (The)	16,765	5,895,412
Graco Inc.	8,301	577,252
Halliburton Co.	43,447	1,574,085
Hartford Financial Services Group Inc. (The)	14,833	1,161,127
Hasbro Inc.	6,539	359,710
HCA Healthcare Inc.	10,444	2,542,592
Healthcare Realty Trust Inc.	18,754	365,703
Healthpeak Properties Inc.	26,789	644,543
HEICO Corp.	2,185	361,770
HEICO Corp., Class A	3,657	475,959
Henry Schein Inc.(a)(b)	6,937	543,236
Hershey Co. (The)	7,049	1,679,918
Hess Corp.	13,539	1,823,703
Hewlett Packard Enterprise Co.	64,155	1,001,460
HF Sinclair Corp.	7,525	374,143
Hilton Worldwide Holdings Inc.	13,533	1,955,654
Hologic Inc.(a)	12,441	990,801
Home Depot Inc. (The)	50,264	14,905,287
Honeywell International Inc.	33,274	6,371,306
Horizon Therapeutics PLC(a)	11,107	1,216,105
Hormel Foods Corp.	14,764	655,226
Host Hotels & Resorts Inc.	36,211	608,345
Howmet Aerospace Inc.	18,935	798,678
HP Inc.	50,697	1,496,575
Hubbell Inc.	2,841	714,625
HubSpot Inc.(a)	2,181	843,742
Humana Inc.	6,207	3,072,589
Huntington Bancshares Inc./OH	72,447	1,109,888
Huntington Ingalls Industries Inc.	1,994	429,109
IDEX Corp.	3,774	849,075
IDEXX Laboratories Inc.(a)	4,069	1,925,614
Illinois Tool Works Inc.	15,196	3,543,099
Illumina Inc.(a)	7,670	1,527,864
Incyte Corp.(a)	9,466	728,693
Ingersoll Rand Inc.	19,895	1,155,303
Insulet Corp.(a)	3,344	924,148
Intel Corp.	203,240	5,066,773
Intercontinental Exchange Inc.	27,210	2,769,978
International Business Machines Corp.	44,198	5,714,801
International Flavors & Fragrances Inc.	12,175	1,134,710
International Paper Co.	18,380	668,848
Interpublic Group of Companies Inc. (The)	19,565	695,340

Security	Shares	Value

United States (continued)
Intuit Inc.	13,188	$5,369,890
Intuitive Surgical Inc.(a)	17,376	3,985,881
Invesco Ltd.	17,718	312,900
Invitation Homes Inc.	28,290	884,345
IQVIA Holdings Inc.(a)	9,355	1,950,237
Iron Mountain Inc.(b)	14,297	754,167
Jack Henry & Associates Inc.	3,759	617,378
Jacobs Solutions Inc., NVS	6,479	774,241
Jazz Pharmaceuticals PLC(a)	2,943	413,197
JB Hunt Transport Services Inc.	4,108	742,685
JM Smucker Co. (The)	5,276	780,268
Johnson & Johnson	129,111	19,787,552
Johnson Controls International PLC	34,083	2,137,686
JPMorgan Chase & Co.	143,698	20,599,108
Juniper Networks Inc.	16,283	501,191
Kellogg Co.	12,583	829,723
Keurig Dr Pepper Inc.	37,947	1,311,069
KeyCorp.	47,054	860,618
Keysight Technologies Inc.(a)	8,927	1,427,963
Kimberly-Clark Corp.	16,308	2,039,315
Kimco Realty Corp.	30,528	629,182
Kinder Morgan Inc.	99,263	1,693,427
KKR & Co. Inc.	27,628	1,556,838
KLA Corp.	6,973	2,645,417
Knight-Swift Transportation Holdings Inc.	7,974	453,242
Kraft Heinz Co. (The)	36,509	1,421,660
Kroger Co. (The)	34,512	1,488,848
L3Harris Technologies Inc.	9,701	2,048,754
Laboratory Corp. of America Holdings	4,653	1,113,742
Lam Research Corp.	6,595	3,205,236
Lamb Weston Holdings Inc.	6,747	679,018
Las Vegas Sands Corp.(a)	17,489	1,005,093
Lear Corp.	2,985	416,855
Leidos Holdings Inc.	6,789	659,008
Lennar Corp., Class A	11,970	1,157,978
Lennox International Inc.	1,622	413,334
Liberty Broadband Corp., Class C (a)	6,171	534,841
Liberty Global PLC, Class A(a)	7,905	161,973
Liberty Global PLC, Class C, NVS(a)	16,970	360,613
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	9,443	640,896
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)	4,466	144,654
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	8,595	276,931
Linde PLC	24,395	8,498,486
Live Nation Entertainment Inc.(a)	8,106	584,118
LKQ Corp.	13,824	791,977
Lockheed Martin Corp.	11,641	5,520,861
Loews Corp.	10,842	662,338
Lowe’s Companies Inc.	29,785	6,128,264
LPL Financial Holdings Inc.	3,774	941,839
Lucid Group Inc.(a)(b)	20,756	189,502
Lululemon Athletica Inc.(a)	5,726	1,770,479
LyondellBasell Industries NV, Class A	12,845	1,232,992
M&T Bank Corp.	8,720	1,354,129
Marathon Oil Corp.	33,513	842,852
Marathon Petroleum Corp.	23,084	2,853,182
Markel Corp.(a)	664	883,027
MarketAxess Holdings Inc.	1,935	660,706
Marriott International Inc./MD, Class A	13,396	2,267,139
Marsh & McLennan Companies Inc.	24,462	3,966,269

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Martin Marietta Materials Inc.	3,049	$1,097,244
Marvell Technology Inc.	41,934	1,893,320
Masco Corp.	12,264	643,002
Masimo Corp.(a)	2,676	447,722
Mastercard Inc., Class A	42,484	15,094,140
Match Group Inc.(a)	12,891	533,945
McCormick & Co. Inc./MD, NVS	12,176	904,920
McDonald’s Corp.	36,048	9,513,428
McKesson Corp.	7,115	2,488,898
Medical Properties Trust Inc.	29,968	308,670
Medtronic PLC	64,776	5,363,453
Merck & Co. Inc.	123,880	13,161,011
Meta Platforms Inc, Class A(a)	110,760	19,376,354
MetLife Inc.	34,093	2,445,491
Mettler-Toledo International Inc.(a)	1,110	1,591,418
MGM Resorts International	17,003	731,299
Microchip Technology Inc.	26,599	2,155,317
Micron Technology Inc.	54,695	3,162,465
Microsoft Corp.	348,816	87,001,687
Mid-America Apartment Communities Inc	5,701	912,730
Moderna Inc.(a)	16,595	2,303,552
Mohawk Industries Inc.(a)	2,500	257,125
Molina Healthcare Inc.(a)	2,845	783,314
Molson Coors Beverage Co., Class B	9,567	508,869
Mondelez International Inc., Class A	67,804	4,419,465
MongoDB Inc.(a)	3,395	711,320
Monolithic Power Systems Inc.	2,067	1,001,027
Monster Beverage Corp.(a)	19,275	1,961,424
Moody’s Corp.	8,188	2,375,748
Morgan Stanley	62,561	6,037,136
Mosaic Co. (The)	18,203	968,218
Motorola Solutions Inc.	8,188	2,151,888
MSCI Inc.	3,985	2,080,768
Nasdaq Inc.	17,149	961,373
NetApp Inc.	11,197	722,766
Netflix Inc.(a)	21,749	7,006,005
Neurocrine Biosciences Inc.(a)	4,842	499,210
Newell Brands Inc., NVS	19,649	288,644
Newmont Corp.	38,715	1,688,361
News Corp., Class A, NVS	19,941	341,988
NextEra Energy Inc.	97,879	6,952,345
Nike Inc., Class B	61,606	7,318,177
NiSource Inc.	19,630	538,451
Nordson Corp.	2,507	550,637
Norfolk Southern Corp.	11,798	2,652,426
Northern Trust Corp.	9,723	926,310
Northrop Grumman Corp.	7,323	3,398,678
Novocure Ltd.(a)(b)	4,460	343,286
NRG Energy Inc.	12,306	403,514
Nucor Corp.	13,040	2,183,418
Nvidia Corp.	121,169	28,130,595
NVR Inc.(a)	158	817,432
O’Reilly Automotive Inc.(a)	3,137	2,604,024
Occidental Petroleum Corp.	35,815	2,097,326
Okta Inc.(a)	7,300	520,417
Old Dominion Freight Line Inc.	4,771	1,618,609
Omnicom Group Inc.	10,444	945,913
ON Semiconductor Corp.(a)	21,035	1,628,319
ONEOK Inc.	22,057	1,443,631
Oracle Corp.	79,681	6,964,119

Security	Shares	Value

United States (continued)
Otis Worldwide Corp.	21,390	$1,810,022
Ovintiv Inc.	11,394	487,321
Owens Corning	5,173	505,868
PACCAR Inc.	25,359	1,830,920
Packaging Corp. of America	4,158	568,482
Palantir Technologies Inc., Class A(a)	78,340	614,186
Palo Alto Networks Inc.(a)	14,733	2,775,255
Paramount Global, Class B, NVS	30,113	645,020
Parker-Hannifin Corp.	6,228	2,191,322
Paychex Inc.	15,943	1,760,107
Paycom Software Inc.(a)	2,521	728,720
Paylocity Holding Corp.(a)	1,995	384,257
PayPal Holdings Inc.(a)	53,874	3,965,126
Pentair PLC	8,058	450,765
PepsiCo Inc.	68,047	11,808,196
PerkinElmer Inc.	6,207	773,206
Pfizer Inc.	275,420	11,173,789
PG&E Corp.(a)	71,479	1,116,502
Philip Morris International Inc.	76,397	7,433,428
Phillips 66	23,322	2,391,904
Pinterest Inc., Class A(a) .	27,574	692,383
Pioneer Natural Resources Co.	11,175	2,239,582
Plug Power Inc.(a)(b)	25,967	386,129
PNC Financial Services Group Inc. (The)	19,714	3,113,235
Pool Corp.	1,978	705,869
PPG Industries Inc.	11,641	1,537,310
PPL Corp.	34,392	930,991
Principal Financial Group Inc.	12,090	1,082,780
Procter & Gamble Co. (The)	117,432	16,153,946
Progressive Corp. (The)	28,288	4,059,894
Prologis Inc.	45,640	5,631,976
Prudential Financial Inc.	18,278	1,827,800
PTC Inc.(a)	5,509	690,443
Public Service Enterprise Group Inc.	24,594	1,486,215
Public Storage.	7,710	2,304,905
PulteGroup Inc.	11,365	621,325
Qorvo Inc.(a)	5,501	554,996
Qualcomm Inc.	55,370	6,839,856
Quanta Services Inc.(b)	6,678	1,077,829
Quest Diagnostics Inc.	5,980	827,393
Raymond James Financial Inc.	9,257	1,004,014
Raytheon Technologies Corp.	72,696	7,130,751
Realty Income Corp.	31,020	1,983,729
Regency Centers Corp.	7,649	481,122
Regeneron Pharmaceuticals Inc.(a)	5,210	3,961,788
Regions Financial Corp.	46,886	1,093,382
Reliance Steel & Aluminum Co.	2,891	716,505
Repligen Corp.(a)	2,507	437,146
Republic Services Inc.	10,841	1,397,730
ResMed Inc.	7,114	1,515,282
Rivian Automotive Inc., Class A(a)	15,899	306,851
Robert Half International Inc.	5,572	449,215
ROBLOX Corp., Class A(a)	17,563	643,508
Rockwell Automation Inc.	5,588	1,648,069
Roku Inc.(a)(b)	5,769	373,197
Rollins Inc.	11,173	393,290
Roper Technologies Inc.	5,095	2,191,869
Ross Stores Inc.	17,351	1,917,980
Royal Caribbean Cruises Ltd.(a)	11,372	803,318
RPM International Inc.	6,368	564,396

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
S&P Global Inc.	16,402	$5,596,362
Salesforce Inc.(a)	48,899	8,000,365
SBA Communications Corp.	5,303	1,375,333
Schlumberger NV	68,338	3,636,265
Seagate Technology Holdings PLC	9,973	643,857
Seagen Inc.(a)	6,673	1,199,071
Sealed Air Corp.	7,537	366,449
SEI Investments Co.	6,107	367,947
Sempra Energy	15,508	2,325,580
Sensata Technologies Holding PLC	8,064	407,877
ServiceNow Inc.(a)	9,798	4,234,402
Sherwin-Williams Co. (The)	12,081	2,674,129
Signature Bank/New York NY	3,571	410,844
Simon Property Group Inc.	16,109	1,966,748
Sirius XM Holdings Inc.(b)	33,473	146,946
Skyworks Solutions Inc.	8,096	903,271
Snap Inc., Class A, NVS(a)	52,126	529,079
Snap-on Inc.	2,713	674,669
Snowflake Inc., Class A(a)	10,958	1,691,696
SolarEdge Technologies Inc.(a)	2,941	935,003
Southern Co. (The)	52,663	3,320,929
Southwest Airlines Co.	7,609	255,510
Splunk Inc.(a)	8,044	824,510
SS&C Technologies Holdings Inc.	11,702	686,907
Stanley Black & Decker Inc.	7,982	683,339
Starbucks Corp.	56,770	5,795,649
State Street Corp.	17,664	1,566,444
Steel Dynamics Inc.	8,958	1,129,693
STERIS PLC	4,857	913,262
Stryker Corp.	16,812	4,419,539
Sun Communities Inc.	6,528	934,418
SVB Financial Group(a)	2,853	821,978
Synchrony Financial	24,651	880,287
Synopsys Inc.(a)	7,723	2,809,318
Sysco Corp.	25,092	1,871,110
T-Mobile U.S. Inc.(a)	30,293	4,307,059
T Rowe Price Group Inc.	11,181	1,255,403
Take-Two Interactive Software Inc.(a)	7,877	862,925
Targa Resources Corp.	10,097	748,188
Target Corp.	22,598	3,807,763
Teledyne Technologies Inc.(a)	2,236	961,637
Teleflex Inc.	2,307	549,597
Teradyne Inc.	7,971	806,187
Tesla Inc.(a)	132,207	27,196,302
Texas Instruments Inc.	45,195	7,748,683
Texas Pacific Land Corp.(b)	297	528,716
Textron Inc.	10,962	795,074
Thermo Fisher Scientific Inc.	19,187	10,394,749
TJX Companies Inc. (The)	56,542	4,331,117
Toast Inc., Class A(a)(b)	12,226	231,316
Toro Co. (The)	5,123	565,784
Tractor Supply Co.	5,529	1,289,695
Trade Desk Inc. (The), Class A(a)(b)	21,098	1,180,644
Tradeweb Markets Inc., Class A	5,314	376,709
Trane Technologies PLC	11,437	2,115,502
TransDigm Group Inc.	2,480	1,844,798
TransUnion	9,446	618,052
Travelers Companies Inc. (The)	12,030	2,226,994
Trimble Inc.(a)	12,397	645,388
Truist Financial Corp.	64,554	3,030,810

Security	Shares	Value

United States (continued)
Twilio Inc., Class A(a)	8,236	$553,542
Tyler Technologies Inc.(a)	1,976	634,790
Tyson Foods Inc., Class A	14,434	855,070
U.S. Bancorp	67,980	3,244,685
Uber Technologies Inc.(a)	70,822	2,355,540
UDR Inc.	15,015	643,243
UGI Corp.	10,617	395,271
Ulta Beauty Inc.(a)	2,476	1,284,549
Union Pacific Corp.	30,818	6,387,955
United Parcel Service Inc., Class B	35,747	6,523,470
United Rentals Inc.	3,517	1,647,820
United Therapeutics Corp.(a)	2,245	552,360
UnitedHealth Group Inc.	45,933	21,861,352
Unity Software Inc.(a)(b)	13,070	397,851
Universal Health Services Inc., Class B	2,989	399,241
Vail Resorts Inc.	1,968	459,508
Valero Energy Corp.	19,329	2,546,209
Veeva Systems Inc., Class A(a)	6,687	1,107,768
Ventas Inc.	19,307	939,286
VeriSign Inc.(a)	4,918	968,010
Verisk Analytics Inc.	7,994	1,367,853
Verizon Communications Inc.	206,397	8,010,268
Vertex Pharmaceuticals Inc.(a)	12,515	3,632,979
VF Corp.	16,851	418,242
Viatris Inc.	60,158	685,801
VICI Properties Inc.	46,933	1,573,663
Visa Inc., Class A	80,073	17,611,256
Vistra Corp.	16,561	364,176
VMware Inc., Class A(a)	10,128	1,115,397
Vulcan Materials Co.	6,470	1,170,488
W R Berkley Corp.	10,547	698,106
Walmart Inc.	74,210	10,547,467
Walgreens Boots Alliance Inc.	36,202	1,286,257
Walt Disney Co. (The)(a)	89,878	8,952,748
Warner Bros. Discovery Inc.(a)(b)	116,915	1,826,212
Waste Management Inc.	20,332	3,044,920
Waters Corp.(a)	2,981	926,763
Webster Financial Corp.	9,001	478,133
WEC Energy Group Inc.	15,316	1,357,917
Wells Fargo & Co.	186,856	8,739,255
Welltower Inc.	21,669	1,606,106
West Pharmaceutical Services Inc.	3,573	1,132,748
Western Digital Corp.(a)	15,078	580,201
Westinghouse Air Brake Technologies Corp.	8,812	919,356
Westlake Corp.(b)	1,529	182,165
Westrock Co.	13,470	422,958
Weyerhaeuser Co.	36,569	1,142,781
Whirlpool Corp.	2,783	383,998
Williams Companies Inc. (The)	59,066	1,777,887
Willis Towers Watson PLC	5,581	1,307,963
Wolfspeed Inc.(a)	6,018	445,212
Workday Inc., Class A(a)	10,037	1,861,562
WP Carey Inc.	9,269	752,272
WW Grainger Inc.	2,194	1,466,535
Wynn Resorts Ltd.(a)	5,393	584,439
Xcel Energy Inc.	26,405	1,704,971
Xylem Inc./NY	8,850	908,453
Yum! Brands Inc.	14,352	1,825,000
Zebra Technologies Corp., Class A(a)	2,633	790,558
Zillow Group Inc., Class C (a)	8,512	357,504

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zimmer Biomet Holdings Inc.	10,004	$1,239,195
Zoetis Inc.	22,862	3,817,954
Zoom Video Communications Inc., Class A(a)	10,578	789,013
ZoomInfo Technologies Inc.(a)	14,067	339,999
Zscaler Inc.(a)(b)	4,050	531,158

		1,720,127,258

Total Common Stocks — 99.5% (Cost: $2,522,819,425)		2,551,290,004

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,811	266,246
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,563	670,421
Henkel AG & Co. KGaA, Preference Shares, NVS	8,614	626,654
Porsche Automobil Holding SE, Preference Shares, NVS	7,378	418,766
Sartorius AG, Preference Shares, NVS	1,292	548,800
Volkswagen AG, Preference Shares, NVS	8,927	1,215,193

		3,746,080

Total Preferred Stocks — 0.2% (Cost: $4,098,156)		3,746,080

Rights

Hong Kong — 0.0%
Link REIT, (Expires 03/28/23, Strike Price HKD 44.20)(a) .	22,260	20,985

Total Rights — 0.0% (Cost: $—)		20,985

Total Long-Term Investments — 99.7% (Cost: $2,526,917,581)		2,555,057,069

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	16,433,707	$16,443,567
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	2,070,000	2,070,000

Total Short-Term Securities — 0.7% (Cost: $18,498,465)		18,513,567

Total Investments — 100.4% (Cost: $2,545,416,046)		2,573,570,636

Liabilities in Excess of Other Assets — (0.4)%		(9,749,743)

Net Assets — 100.0%		$2,563,820,893

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$21,692,284	$—		$(5,257,637	)(a)	$5,352	$3,568	$16,443,567	16,433,707	$70,027	(b)	$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	1,560,000	510,000	(a)	—		—	—	2,070,000	2,070,000	52,413		2
BlackRock Inc.	4,208,253	1,024,618		(323,676)		135,410	14,432	5,059,037	7,338	64,372		—

						$140,762	$18,000	$23,572,604		$186,812		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	5	03/09/23	$732	$8,403
Euro STOXX 50 Index	23	03/17/23	1,031	19,310
FTSE 100 Index	7	03/17/23	661	2,890
S&P 500 E-Mini Index	29	03/17/23	5,764	(47,960)

				$(17,357)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$30,603	$—	$—	$—	$30,603

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$47,960	$—	$—	$—	$47,960

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$129,022	$—	$—	$—	$129,022

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$74,183	$—	$—	$—	$74,183

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$9,239,660

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI World ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,823,499,095	$727,664,468	$126,441	$2,551,290,004
Preferred Stocks	—	3,746,080	—	3,746,080
Rights	—	20,985	—	20,985
Short-Term Securities
Money Market Funds	18,513,567	—	—	18,513,567

	$1,842,012,662	$731,431,533	$126,441	$2,573,570,636

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$30,603	$—	$30,603
Liabilities
Equity Contracts	(47,960)	—	—	(47,960)

	$(47,960)	$30,603	$—	(17,357)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

February 28, 2023

	iShares MSCI Frontier and Select EM ETF	iShares MSCI World ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$660,477,639	$2,549,998,032
Investments, at value — affiliated(c)	—	23,572,604
Cash	2,139,570	32,660
Cash pledged for futures contracts	725,000	389,000
Foreign currency collateral pledged for futures contracts(d)	—	182,873
Foreign currency, at value(e)	12,290,860	3,504,406
Receivables:
Investments sold	7,946,291	7,887,275
Securities lending income — affiliated	—	11,369
Dividends — unaffiliated	504,620	4,036,574
Dividends — affiliated	4,325	8,974
Interest — unaffiliated	9,330	—
Tax reclaims	—	471,487
Unrealized appreciation on forward foreign currency exchange contracts	205,691	—

Total assets	684,303,326	2,590,095,254

LIABILITIES
Cash received as collateral for OTC derivatives	260,000	—
Collateral on securities loaned, at value	—	16,445,249
Payables:
Investments purchased	7,303,580	9,260,404
Capital shares redeemed	—	43,142
Deferred foreign capital gain tax	39,476	—
Investment advisory fees	428,320	491,461
Professional fees	—	4,843
Variation margin on futures contracts	129,550	29,262

Total liabilities	8,160,926	26,274,361

NET ASSETS	$676,142,400	$2,563,820,893

NET ASSETS CONSIST OF
Paid-in capital	$861,237,634	$2,536,052,322
Accumulated earnings (loss)	(185,095,234)	27,768,571

NET ASSETS	$676,142,400	$2,563,820,893

NET ASSETVALUE
Shares outstanding	27,250,000	22,500,000

Net asset value	$24.81	$113.95

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$681,948,958	$2,521,959,842
(b) Securities loaned, at value	$—	$15,876,980
(c) Investments, at cost — affiliated	$—	$23,456,204
(d) Foreign currency collateral pledged, at cost	$—	$188,806
(e) Foreign currency, at cost	$13,524,458	$3,561,968

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Frontier and Select EM ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — unaffiliated	$4,712,775	$21,428,633
Dividends — affiliated	18,667	116,785
Securities lending income — affiliated — net	38	70,027
Foreign taxes withheld	(438,537)	(833,855)
Foreign withholding tax claims	—	48,695

Total investment income	4,292,943	20,830,285

EXPENSES
Investment advisory	1,865,382	2,768,039
Interest expense	13,881	—
Commitment costs	2,895	—
Professional	—	4,883

Total expenses	1,882,158	2,772,922

Net investment income	2,410,785	18,057,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(10,243,497)	(11,719,304)
Investments — affiliated	—	5,352
Capital gain distributions from underlying funds — affiliated	2	2
Forward foreign currency exchange contracts	(692,724)	—
Foreign currency transactions	(3,666,942)	29,212
Futures contracts	(421,840)	129,022
In-kind redemptions — unaffiliated(b)	987,701	55,486,298
In-kind redemptions — affiliated(b)	—	135,410

	(14,037,300)	44,065,992

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(34,350,673)	51,299,935
Investments — affiliated	—	18,000
Forward foreign currency exchange contracts	1,159,501	—
Foreign currency translations	321,653	38,361
Futures contracts	(1,042)	74,183

	(32,870,561)	51,430,479

Net realized and unrealized gain (loss)	(46,907,861)	95,496,471

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,497,076)	$113,553,834

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(12,652)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$209,220	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Frontier and Select EM ETF		iShares MSCI World ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 2,410,785	$12,523,696	$18,057,363	$34,457,882
Net realized gain (loss)	(14,037,300)	19,386,588	44,065,992	18,021,977
Net change in unrealized appreciation (depreciation)	(32,870,561)	(113,275,146)	51,430,479	(399,197,874)

Net increase (decrease) in net assets resulting from operations	(44,497,076)	(81,364,862)	113,553,834	(346,718,015)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,658,659)	(11,387,380)	(17,746,656)	(33,669,487)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	371,656,503	(52,705,010)	341,313,447	937,249,033

NET ASSETS
Total increase (decrease) in net assets	325,500,768	(145,457,252)	437,120,625	556,861,531
Beginning of period	350,641,632	496,098,884	2,126,700,268	1,569,838,737

End of period	$676,142,400	$350,641,632	$2,563,820,893	$2,126,700,268

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Frontier and Select EM ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$27.29		$33.86	$25.69	$28.97	$28.29	$30.62

Net investment income(a)	0.13		0.88	0.65	0.87	1.03	0.87
Net realized and unrealized gain (loss)(b)		(2.53)	(6.63)	8.20	(3.36)	0.76	(1.99)

Net increase (decrease) from investment operations		(2.40)	(5.75)	8.85	(2.49)	1.79	(1.12)

Distributions from net investment income(c)		(0.08)	(0.82)	(0.68)	(0.79)	(1.11)	(1.21)

Net asset value, end of period	$24.81		$27.29	$33.86	$25.69	$28.97	$28.29

Total Return(d)
Based on net asset value	(8.79	)%(e)	(17.26)%	34.77%	(8.44)%	6.45%	(3.92)%

Ratios to Average Net Assets(f)
Total expenses	0.80	%(g)	0.80%	0.79%	0.79%	0.79%	0.81%

Net investment income	1.02	%(g)	2.73%	2.17%	3.27%	3.63%	2.69%

Supplemental Data
Net assets, end of period (000)	$676,142		$350,642	$496,099	$373,769	$496,868	$523,445

Portfolio turnover rate(h)	17	%(e)	34%	36%	25%	33%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$110.19		$131.92		$103.07	$89.79	$91.33	$82.22

Net investment income(a)	0.86		2.19		1.84	1.76	1.96	1.84
Net realized and unrealized gain (loss)(b)	3.73		(21.88)		28.80	13.35	(1.52)	9.15

Net increase (decrease) from investment operations	4.59		(19.69)		30.64	15.11	0.44	10.99

Distributions from net investment income(c)		(0.83)	(2.04)		(1.79)	(1.83)	(1.98)	(1.88)

Net asset value, end of period	$113.95		$110.19		$131.92	$103.07	$89.79	$91.33

Total Return(d)
Based on net asset value	4.16	%(e)	(15.07	)%(f)	29.94%	17.04%	0.61%	13.46%

Ratios to Average Net Assets(g)
Total expenses	0.24	%(h)	0.24%		0.24%	0.24%	0.24%	0.24%

Total expenses excluding professional fees for foreign withholding tax claims	0.24	%(h)	0.24%		N/A	N/A	N/A	N/A

Net investment income	1.57	%(h)	1.78%		1.58%	1.90%	2.24%	2.09%

Supplemental Data
Net assets, end of period (000)	$2,563,821		$2,126,700		$1,569,839	$948,247	$646,459	$566,243

Portfolio turnover rate(i)	1	%(e)	5%		5%	7%	4%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2022:
•	Total return by 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Frontier and Select EM	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of MSCI Frontier and Select EM’s local currency denominated assets and liabiltiies to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars will be determined by BlackRock Fund Advisors (“BFA”), MSCI Frontier and Select EM’s investment adviser, with assistance from other BlackRock pricing committees thereof on a quarterly basis.

Monetary policies enacted by government agendcies in Kenya and Nigeria, limiting their local currency’s repatriation to safeguard U.S. dollar reserves, significantly impacts MSCI Frontier amd Select EM’s ability to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. As of February 28, 2023, MSCI Frontier and Select EM’s assets and liabilities denominated in Kenyan Shillings and Nigerian Naira use the 6-month and 12-month non-deliverable forward rates, respectively.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI World
Barclays Bank PLC	$94,905	$(94,905)	$—	$—
Barclays Capital, Inc.	233,918	(233,918)	—	—
BMO Capital Markets Corp.	54,783	(54,783)	—	—
BNP Paribas SA	228,989	(228,989)	—	—
BofA Securities, Inc.	1,692,672	(1,692,672)	—	—
Citigroup Global Markets, Inc.	2,147,570	(2,147,570)	—	—
Goldman Sachs & Co. LLC	2,298,096	(2,298,096)	—	—
HSBC Bank PLC	1,001	(1,001)	—	—
J.P. Morgan Securities LLC	1,652,725	(1,652,725)	—	—
Jefferies LLC	103,265	(103,265)	—	—
Morgan Stanley	2,957,902	(2,957,902)	—	—
National Financial Services LLC	356	(356)	—	—
Natixis SA	39,534	(39,534)	—	—
RBC Capital Markets LLC	830,621	(830,621)	—	—
Scotia Capital (USA), Inc.	965,426	(965,426)	—	—
SG Americas Securities LLC	106,268	(106,268)	—	—
State Street Bank & Trust Co.	90,141	(90,141)	—	—
Toronto-Dominion Bank	2,336,093	(2,336,093)	—	—
UBS AG	42,350	(42,350)	—	—
UBS Securities LLC	365	(365)	—	—

	$15,876,980	$(15,876,980)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

MSCI Frontier and Select EM	0.79%
MSCI World	0.24

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Frontier and Select EM	$11
MSCI World	19,905

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Frontier and Select EM	$48,547	$250,159	$8,556
MSCI World	8,037,479	6,322,702	(3,228,830)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Frontier and Select EM	$380,556,862	$75,674,553
MSCI World	47,049,359	30,658,322

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Frontier and Select EM	$74,273,368	$4,625,968
MSCI World	483,422,341	158,983,037

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI Frontier and Select EM	$140,535,997
MSCI World	46,644,023

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Frontier and Select EM	$692,341,633	$49,283,078	$(81,344,169)	$(32,061,091)
MSCI World	2,549,348,937	209,553,027	(185,348,685)	24,204,342

9.	LINE OF CREDIT

The iShares MSCI Frontier and Select EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Frontier and Select EM	$8,000,000	$565,193	4.47%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI Frontier and Select EM
Shares sold	15,250,000	$393,253,545	100,000	$4,004,588
Shares redeemed	(850,000)	(21,597,042)	(1,900,000)	(56,709,598)

	14,400,000	$371,656,503	(1,800,000)	$(52,705,010)

MSCI World

Shares sold	4,600,000	$501,132,362	8,200,000	$1,037,489,044

Shares redeemed	(1,400,000)	(159,818,915)	(800,000)	(100,240,011)

	3,200,000	$341,313,447	7,400,000	$937,249,033

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI World ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On March 29, 2023, the Board approved a proposal to change the name of MSCI Frontier and Select EM to Frontier and Select EM as well as the Fund’s investment objective. The Board also approved a proposal to change the Fund from tracking an underlying index to operating as a transparent active ETF. These changes are expected to become effective on June 1, 2023.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Frontier and Select EM ETF and iShares MSCI World ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

Currency Abbreviations

NGN	Nigerian Naira

OMR	Omani Rial

USD	United States Dollar

Portfolio Abbreviation (continued)

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca

•	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

•	iShares MSCI Global Gold Miners ETF | RING | NASDAQ

•	iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX

•	iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Agriculture Producers ETF

Investment Objective

The iShares MSCI Agriculture Producers ETF (the “Fund”) (formerly the iShares MSCI Global Agriculture Producers ETF) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCIACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.68%	2.46%	9.81%	6.53%	2.46%	59.67%	88.27%
Fund Market	0.37	1.73	9.65	6.45	1.73	58.47	86.86
Index	0.47	2.56	9.91	6.60	2.56	60.42	89.52

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,006.80	$ 1.94		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Fertilizers & Agricultural Chemicals	36.7%
Agricultural & Farm Machinery	32.0
Agricultural Products	18.3
Packaged Foods & Meats	12.9
Other (each representing less than 1%)	0.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	59.7%
Canada	7.4
Norway	4.1
Japan	3.7
India	3.5
United Kingdom	3.3
China	2.3
Chile	2.3
Saudi Arabia	2.1
Malaysia	1.6
Singapore	1.3
Germany	1.2
Israel	1.1
Other (each representing less than 1%)	6.4

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.55%	18.27%	7.23%	3.36%	18.27%	41.78%	39.18%
Fund Market	3.79	17.23	7.30	3.40	17.23	42.23	39.77
Index	3.34	17.21	6.97	3.13	17.21	40.07	36.14

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,035.50	$ 1.97		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)
Integrated Oil & Gas	57.8%
Oil & Gas Exploration & Production	28.1
Oil & Gas Refining & Marketing	10.9
Coal & Consumable Fuels	3.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	53.8%
United Kingdom	12.8
Canada	8.5
France	5.8
India	3.8
Australia	2.8
Brazil	1.9
Norway	1.4
China	1.4
Italy	1.4
Japan	1.1
Other (each representing less than 1%)	5.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.35%	(21.12)%	5.99%	(2.83)%	(21.12)%	33.79%	(24.92)%
Fund Market	18.69	(22.15)	5.98	(2.77)	(22.15)	33.73	(24.46)
Index	18.05	(22.45)	6.11	(2.69)	(22.45)	34.49	(23.90)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,183.50	$ 2.11		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Canada	53.3%
United States	19.3
Australia	6.3
South Africa	6.3
China	4.6
Saudi Arabia	4.3
Turkey	1.8
United Kingdom	1.7
Peru	1.4
Indonesia	1.0
Russia	0.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Newmont Corp.	18.5%
Barrick Gold Corp.	15.1
Agnico Eagle Mines Ltd.	11.0
Wheaton Precious Metals Corp.	4.6
Newcrest Mining Ltd.	4.4
AngloGold Ashanti Ltd.	4.3
Gold Fields Ltd.	4.2
Zijin Mining Group Co. Ltd., Class H	4.1
Yamana Gold Inc.	3.1
Kinross Gold Corp.	3.0

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF(the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.72%	(4.48)%	8.97%	4.62%	(4.48)%	53.66%	57.05%
Fund Market	19.39	(5.38)	9.15	4.72	(5.38)	54.94	58.55
Index	18.48	(4.49)	9.34	4.86	(4.49)	56.25	60.72

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,187.20	$ 2.11		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Diversified Metals & Mining	48.9%
Steel	34.9
Copper	10.1
Aluminum	4.3
Precious Metals & Minerals	1.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Australia	26.1%
United States	18.2
United Kingdom	17.3
Brazil	6.7
Canada	4.9
Japan	4.4
India	3.0
South Korea	2.3
China	2.2
South Africa	2.1
Taiwan	1.8
Sweden	1.7
France	1.7
Saudi Arabia	1.4
Mexico	1.2
Other (each representing less than 1%)	5.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Global Silver and Metals Miners ETF

Investment Objective

The iShares MSCIGlobal Silver and Metals Miners ETF(the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.37%	(24.97)%	1.35%	(4.56)%	(24.97)%	6.93%	(37.31)%
Fund Market	11.57	(25.67)	1.13	(4.64)	(25.67)	5.79	(37.80)
Index	12.38	(25.09)	1.35	(4.58)	(25.09)	6.92	(37.43)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,123.70	$ 2.05		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	65.9%
United States	20.0
Mexico	7.8
Japan	4.7
Other (each representing less than 1%)	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Pan American Silver Corp.	15.0%
Hecla Mining Co.	14.8
Industrias Penoles SAB de CV	7.7
First Majestic Silver Corp.	6.7
Asahi Holdings Inc.	4.7
Wheaton Precious Metals Corp.	4.6
Newmont Corp.	4.5
Fortuna Silver Mines Inc.	4.5
MAG Silver Corp.	4.4
Agnico Eagle Mines Ltd.	4.4

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E OF E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Australian Agricultural Co. Ltd.(a)	105,007	$117,827
Costa Group Holdings Ltd.	231,220	404,864
Elders Ltd.	77,883	487,435
Inghams Group Ltd.	184,997	402,703
Nufarm Ltd./Australia	192,090	747,921
Select Harvests Ltd.	60,201	169,036

		2,329,786

Brazil — 0.5%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,933	113,626
Jalles Machado SA	51,341	76,588
Sao Martinho SA	79,293	411,955
SLC Agricola SA	59,307	558,129
Tres Tentos Agroindustrial SA	61,748	150,258

		1,310,556

Canada — 7.4%
Ag Growth International Inc.	9,396	378,732
Nutrien Ltd.	261,331	20,362,559
Rogers Sugar Inc.	46,723	212,642

		20,953,933

China — 2.3%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	27,500	112,691
AustAsia Group Ltd.	58,848	30,588
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	122,600	145,256
China BlueChemical Ltd., Class H	756,000	170,640
China Modern Dairy Holdings Ltd.(b)	1,566,000	213,575
China XLX Fertiliser Ltd.	275,000	145,171
China Youran Dairy Group Ltd.(a)(b)(c)	375,000	91,844
COFCO Joycome Foods Ltd.	1,163,000	339,572
First Tractor Co. Ltd., Class H	200,000	99,414
Fujian Sunner Development Co. Ltd., Class A	37,100	132,456
Heilongjiang Agriculture Co. Ltd., Class A	52,700	107,923
Henan Shuanghui Investment & Development Co. Ltd., Class A	103,400	393,669
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	193,500	848,449
Jiangsu Yangnong Chemical Co. Ltd., Class A	9,500	146,730
Muyuan Foods Co. Ltd., Class A	159,266	1,133,677
New Hope Liuhe Co. Ltd., Class A(a)	133,800	253,846
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	162,400	578,531
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	63,680	330,990
Shandong Weifang Rainbow Chemical Co. Ltd.	8,500	94,699
Sinofert Holdings Ltd.	1,056,000	127,865
Wens Foodstuffs Group Co. Ltd., Class A	198,820	565,516
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	39,300	96,680
Yunnan Yuntianhua Co. Ltd.(a)	54,900	191,690
Zangge Mining Co. Ltd.	47,400	190,120

		6,541,592

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	161,776	220,398
Misr Fertilizers Production Co. SAE	23,499	109,541

		329,939

France — 0.1%
Vilmorin & Cie SA	2,854	145,651

Germany — 1.2%
K+S AG, Registered	96,253	2,284,745
KWS Saat SE & Co. KGaA	5,751	383,715

Security	Shares	Value

Germany (continued)
Suedzucker AG	35,572	$603,562

		3,272,022

Hong Kong — 0.9%
WH Group Ltd.(c)	4,189,500	2,437,991

India — 3.5%
Astec Lifesciences Ltd.	2,928	47,787
Balrampur Chini Mills Ltd.	60,936	263,022
Bayer CropScience Ltd.	6,714	347,533
Chambal Fertilisers and Chemicals Ltd.	82,842	274,969
Coromandel International Ltd.	59,544	646,859
Deepak Fertilisers & Petrochemicals Corp. Ltd.	28,539	213,046
EID Parry India Ltd.	39,743	241,403
Escorts Kubota Ltd.	16,178	406,145
Gujarat Ambuja Exports Ltd.	34,246	94,430
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	38,678	245,814
Gujarat State Fertilizers & Chemicals Ltd.	99,168	149,979
Kaveri Seed Co. Ltd.	10,011	62,471
Paradeep Phosphates Ltd., NVS	141,893	93,830
PI Industries Ltd.	38,099	1,427,322
Rallis India Ltd.	38,718	91,970
Rashtriya Chemicals & Fertilizers Ltd.	68,648	80,905
Sharda Cropchem Ltd.	13,472	76,562
Shree Renuka Sugars Ltd.(a)	317,825	167,407
Sumitomo Chemical India Ltd.	49,689	268,756
Tata Coffee Ltd.	37,627	94,480
Tata Consumer Products Ltd.	280,032	2,421,480
Triveni Engineering & Industries Ltd.	36,100	117,751
UPL Ltd.	245,387	2,058,856

		9,892,777

Indonesia — 0.7%
Astra Agro Lestari Tbk PT	239,500	130,362
Charoen Pokphand Indonesia Tbk PT	3,707,100	1,306,464
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	2,626,900	231,645
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,528,500	106,746
Sawit Sumbermas Sarana Tbk PT	1,659,600	176,842

		1,952,059

Ireland — 0.1%
Origin Enterprises PLC	57,518	257,340

Israel — 1.1%
ICL Group Ltd.	356,190	2,585,000
Israel Corp. Ltd.	1,951	665,153

		3,250,153

Japan — 3.7%
Hokuto Corp.	10,300	142,513
Kubota Corp.	508,900	7,681,215
Kumiai Chemical Industry Co. Ltd.	36,800	233,282
Maruha Nichiro Corp.	21,200	377,408
Mitsui DM Sugar Holdings Co. Ltd.	8,400	128,416
NH Foods Ltd.	41,000	1,132,102
Prima Meat Packers Ltd.	11,700	183,947
Sakata Seed Corp.	14,600	435,732
YAMABIKO Corp.	16,600	153,936

		10,468,551

Malaysia — 1.5%
Farm Fresh Bhd	369,900	129,367
Genting Plantations Bhd	134,100	179,896

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IOI Corp. Bhd	1,264,500	$1,079,210
Kuala Lumpur Kepong Bhd	217,400	1,007,356
QL Resources Bhd	553,907	717,147
Sime Darby Plantation Bhd	1,044,600	984,982
Ta Ann Holdings Bhd	77,800	57,906
TSH Resources Bhd	275,400	63,215
United Plantations Bhd	52,200	191,933

		4,411,012

Netherlands — 0.6%
OCI NV	52,929	1,758,179

Norway — 4.1%
Austevoll Seafood ASA	45,408	387,998
Bakkafrost P/F	25,256	1,652,392
Grieg Seafood ASA	22,587	162,854
Leroy Seafood Group ASA	135,586	672,328
Mowi ASA	207,830	3,588,135
Salmar ASA	32,812	1,360,225
Yara International ASA	83,180	3,954,278

		11,778,210

Poland — 0.1%
Grupa Azoty SA(a)	24,686	214,812

Qatar — 0.1%
Baladna	378,473	139,440

Russia — 0.0%
PhosAgro PJSC(a)(d)	7,038	1
PhosAgro PJSC, GDR(a)(d)	2	—
PhosAgro PJSC, New(a)(d)	136	1
Ros Agro PLC, GDR(a)(d)	5,334	1

		3

Saudi Arabia — 2.1%
Al Jouf Agricultural Development Co.	7,318	102,575
Almarai Co. JSC	125,596	1,755,043
National Agriculture Development Co. (The)(a)	24,792	158,272
SABIC Agri-Nutrients Co.	107,618	3,828,218
Saudi Fisheries Co.(a)	9,759	69,345
Tanmiah Food Co.	2,989	96,218

		6,009,671

Singapore — 1.3%
Bumitama Agri Ltd.	175,100	83,686
First Resources Ltd.	276,300	315,029
Golden Agri-Resources Ltd.	3,254,900	615,521
Wilmar International Ltd.	965,100	2,819,688

		3,833,924

South Africa — 0.1%
Astral Foods Ltd.	19,230	171,201
Oceana Group Ltd.	43,476	171,631

		342,832

South Korea — 0.2%
Dongwon Industries Co. Ltd.	8,789	342,344
Harim Holdings Co. Ltd.	22,303	201,842
Hyundai Feed Inc.(a)(b)	5,533	74,497
Namhae Chemical Corp.	11,128	75,732

		694,415

Sweden — 0.7%
Husqvarna AB, Class B	210,807	1,866,495

Security	Shares	Value

Taiwan — 0.5%
Charoen Pokphand Enterprise.	90,800	$239,409
Sesoda Corp.	83,000	115,301
Sinon Corp.	179,000	232,434
Taiwan Fertilizer Co. Ltd.	369,000	692,812
Taiwan TEA Corp.(a)	259,000	185,841

		1,465,797

Thailand — 0.6%
Betagro PCL, NVS	312,800	296,503
Charoen Pokphand Foods PCL, NVDR	1,946,800	1,222,759
GFPT PCL, NVDR	243,000	83,884
Khon Kaen Sugar Industry PCL, NVDR	987,754	103,397
Thaifoods Group PCL, NVDR	616,900	92,537

		1,799,080

Turkey — 0.4%
Hektas Ticaret TAS(a)	566,667	1,067,020
Turk Traktor ve Ziraat Makineleri AS	6,641	198,763

		1,265,783

United Kingdom — 3.3%
CNH Industrial NV	514,088	8,427,115
Cranswick PLC	26,919	1,013,479

		9,440,594

United States — 59.4%
AGCO Corp.(b)	31,855	4,485,505
American Vanguard Corp.	13,831	288,653
Archer-Daniels-Midland Co.	275,976	21,967,690
Benson Hill Inc.(a)(b)	56,301	125,551
Bunge Ltd.	75,257	7,187,044
Cal-Maine Foods Inc.	18,861	1,071,305
CF Industries Holdings Inc.	98,562	8,465,490
Corteva Inc.	358,948	22,358,871
Darling Ingredients Inc.(a)	80,518	5,094,374
Deere & Co.	144,047	60,390,264
FMC Corp.	63,283	8,172,999
Fresh Del Monte Produce Inc.	19,047	595,790
Ingredion Inc.	32,934	3,273,640
Intrepid Potash Inc.(a)(b)	5,420	171,651
Lamb Weston Holdings Inc.	72,258	7,272,045
Lindsay Corp.	5,539	833,564
Mosaic Co. (The)	171,052	9,098,256
Pilgrim’s Pride Corp.(a)(b)	23,797	556,612
Scotts Miracle-Gro Co. (The)	20,898	1,724,085
Titan International Inc.(a)	25,009	310,362
Toro Co. (The)	52,253	5,770,821
Vital Farms Inc.(a)	10,127	163,652

		169,378,224

Total Common Stocks — 97.4% (Cost: $294,367,119)		277,540,821

Preferred Stocks

Chile — 2.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	71,750	6,403,732

Total Preferred Stocks — 2.2% (Cost: $5,027,479)		6,403,732

Total Long-Term Investments — 99.6% (Cost: $299,394,598)		283,944,553

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	4,624,052	$4,626,826

Total Short-Term Securities — 1.6% (Cost: $4,626,344)		4,626,826

Total Investments — 101.2% (Cost: $304,020,942)		288,571,379

Liabilities in Excess of Other Assets — (1.2)%		(3,468,304)

NetAssets—100.0%		$285,103,075

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$807,964	$3,818,841	(a)	$—		$(136)	$157	$4,626,826	4,624,052	$14,416	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	6,439		—

						$(136)	$157	$4,626,826		$20,855		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	03/17/23	$269	$16,785
S&P 500 E-Mini Index	3	03/17/23	596	(204)

				$16,581

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,785	$—	$—	$—	$16,785

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Agriculture Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$204	$—	$—	$—	$204

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$115,947	$—	$—	$—	$115,947

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$8,938	$—	$—	$—	$8,938

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,018,164

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$197,237,734	$80,303,084	$3	$277,540,821
Preferred Stocks	—	6,403,732	—	6,403,732
Short-Term Securities
Money Market Funds	4,626,826	—	—	4,626,826

	$201,864,560	$86,706,816	$3	$288,571,379

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$16,785	$—	$16,785
Liabilities
Equity Contracts	(204)	—	—	(204)

	$(204)	$16,785	$—	16,581

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.8%
Beach Energy Ltd.	68,404	$64,513
Boss Energy Ltd. (a)	14,504	25,013
Karoon Energy Ltd.(a)	24,206	37,646
New Hope Corp. Ltd.	22,793	83,000
Paladin Energy Ltd.(a)	121,520	56,509
Santos Ltd.	136,493	637,342
Strike Energy Ltd.(a)	84,638	19,934
Terracom Ltd.	23,912	12,114
Washington H Soul Pattinson & Co. Ltd.	9,515	186,126
Whitehaven Coal Ltd.	35,446	171,704
Woodside Energy Group Ltd.	81,707	1,979,758

		3,273,659

Austria — 0.3%
OMV AG	6,373	310,413

Brazil — 1.0%
3R Petroleum Oleo E Gas SA(a)	7,644	53,160
Enauta Participacoes SA	5,292	13,929
Petro Rio SA(a)	30,404	195,707
Petroleo Brasileiro SA	160,258	880,042
Petroreconcavo SA	5,482	29,633

		1,172,471

Canada — 8.5%
Advantage Energy Ltd.(a)	7,866	46,003
Africa Oil Corp.	16,665	34,075
ARC Resources Ltd.	27,376	298,137
Athabasca Oil Corp.(a)	25,284	55,219
Baytex Energy Corp.(a)	23,520	90,667
Birchcliff Energy Ltd.	11,784	72,457
Cameco Corp.	18,619	508,969
Canadian Natural Resources Ltd.	47,657	2,693,171
Cardinal Energy Ltd.(b)	5,880	30,682
Cenovus Energy Inc.	62,010	1,143,402
Crescent Point Energy Corp.	23,879	163,277
Crew Energy Inc.(a)	5,880	20,124
Denison Mines Corp.(a)	34,104	42,989
Energy Fuels Inc./Canada(a)	6,762	45,542
Enerplus Corp.	9,861	156,461
Freehold Royalties Ltd.	5,797	65,766
Frontera Energy Corp.(a)	2,548	22,968
Headwater Exploration Inc.	8,428	36,998
Imperial Oil Ltd.	9,101	450,148
International Petroleum Corp.(a)	4,141	41,789
Kelt Exploration Ltd.(a)	6,860	23,629
MEG Energy Corp.(a)	11,466	181,170
NexGen Energy Ltd.(a)	17,542	73,922
NuVista Energy Ltd.(a)	7,644	67,225
Obsidian Energy Ltd.(a)	2,940	20,771
Paramount Resources Ltd., Class A	3,234	70,629
Parex Resources Inc.	4,704	76,671
Peyto Exploration & Development Corp.	7,252	63,033
Pipestone Energy Corp.(a)	5,096	10,644
PrairieSky Royalty Ltd.	9,417	147,898
Spartan Delta Corp.	5,684	51,612
Suncor Energy Inc.	58,329	1,960,402
Surge Energy Inc.	3,748	24,199
Tamarack Valley Energy Ltd.	21,558	68,568
Topaz Energy Corp.	3,920	55,561

Security	Shares	Value

Canada (continued)
Tourmaline Oil Corp.	13,795	$604,574
Vermilion Energy Inc.	6,958	93,215
Whitecap Resources Inc.	25,748	197,379

		9,809,946

China — 1.4%
AAG Energy Holdings Ltd.(c)	67,000	14,735
CGN Mining Co. Ltd.(a)	90,000	10,669
China Coal Energy Co. Ltd., Class H.	91,000	70,419
China Shenhua Energy Co. Ltd., Class A.	17,800	71,726
China Shenhua Energy Co. Ltd., Class H	146,000	439,150
Guanghui Energy Co. Ltd., Class A	19,600	30,364
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	11,120
Inner Mongolia Yitai Coal Co. Ltd., Class B	47,800	64,454
Jizhong Energy Resources Co. Ltd.	10,100	10,349
PetroChina Co. Ltd., Class A	55,600	41,762
PetroChina Co. Ltd., Class H	898,000	458,104
Pingdingshan Tianan Coal Mining Co. Ltd.	7,000	12,087
Productive Technologies Co. Ltd.(a)	196,000	24,720
Shaanxi Coal Industry Co. Ltd., Class A	24,300	69,930
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,300	16,716
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,810	18,370
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,800	31,462
Yankuang Energy Group Co. Ltd., Class A	6,900	35,420
Yankuang Energy Group Co. Ltd., Class H	68,000	205,111

		1,636,668

Finland — 0.8%
Neste OYJ	18,168	876,265

France — 5.7%
Etablissements Maurel et Prom SA	2,548	9,486
TotalEnergies SE	107,043	6,604,997

		6,614,483

Greece — 0.1%
Hellenic Energy Holdings SA	2,971	26,271
Motor Oil Hellas Corinth Refineries SA	2,766	73,238

		99,509

Hong Kong — 0.0%
United Energy Group Ltd.(b)	360,000	33,042

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	17,248	130,976

India — 3.8%
Bharat Petroleum Corp. Ltd.	38,464	147,684
Coal India Ltd.	68,167	177,537
Gujarat Mineral Development Corp. Ltd.	3,822	6,165
Hindustan Petroleum Corp. Ltd.	26,950	70,213
Indian Oil Corp. Ltd.	122,856	113,031
Oil & Natural Gas Corp. Ltd.	107,937	198,048
Oil India Ltd.	11,760	35,055
Reliance Industries Ltd.	98,646	2,766,836
Reliance Industries Ltd., GDR(c)	16,018	890,326

		4,404,895

Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	607,600	119,043
Bukit Asam Tbk PT	159,400	40,335
Bumi Resources Tbk PT(a)	3,151,200	28,103
Energi Mega Persada Tbk PT, NVS	404,000	7,206
Harum Energy Tbk PT	117,600	12,564

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Indika Energy Tbk PT	68,600	$10,342
Indo Tambangraya Megah Tbk PT	19,600	47,776
Medco Energi Internasional Tbk PT	294,012	22,060
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	71,200	130,228

		417,657

Israel — 0.1%
Delek Group Ltd.(a)	392	36,643
Equital Ltd.(a)	960	22,680
Naphtha Israel Petroleum Corp. Ltd.	1,373	5,098
Oil Refineries Ltd.	89,082	26,878
Paz Oil Co. Ltd.(a)	411	43,555

		134,854

Italy — 1.3%
Eni SpA	107,751	1,521,878
Saras SpA(a)	24,206	36,616

		1,558,494

Japan — 1.1%
Cosmo Energy Holdings Co. Ltd.	3,536	105,693
ENEOS Holdings Inc.	130,400	448,299
Idemitsu Kosan Co. Ltd.	9,268	205,115
Inpex Corp.	44,400	465,507
Japan Petroleum Exploration Co. Ltd.	1,400	50,443

		1,275,057

Malaysia — 0.0%
Hibiscus Petroleum Bhd	58,800	13,933

Norway — 1.4%
Aker BP ASA	13,623	365,650
BW Energy Ltd.(a)	3,822	10,728
DNO ASA	21,787	24,964
Equinor ASA	40,984	1,254,657

		1,655,999

Philippines — 0.0%
Semirara Mining & Power Corp.	29,600	16,025

Poland — 0.4%
Polski Koncern Naftowy ORLEN SA	27,527	411,131

Portugal — 0.2%
Galp Energia SGPS SA	21,270	259,484

Russia — 0.0%
LUKOIL PJSC(a)(d)	17,021	2
Rosneft Oil Co. PJSC(a)(d)	47,821	6
Surgutneftegas PJSC(a)(d)	285,010	38
Tatneft PJSC(a)(d)	57,983	8

		54

Saudi Arabia — 0.8%
Rabigh Refining & Petrochemical Co.(a)	17,761	47,879
Saudi Arabian Oil Co.(c)	103,837	877,194

		925,073

South Africa — 0.2%
Exxaro Resources Ltd.	10,795	118,219
Thungela Resources Ltd.	5,518	64,159

		182,378

South Korea — 0.4%
HD Hyundai Co. Ltd.	1,960	88,027
SK Innovation Co. Ltd.(a)	2,356	266,476

Security	Shares	Value

South Korea (continued)
S-Oil Corp.	1,963	$119,023

		473,526

Spain — 0.8%
Repsol SA	59,166	935,701

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	44,100	40,187
Banpu PCL, NVDR	346,000	106,657
Esso Thailand PCL, NVDR(b)	39,200	9,906
IRPC PCL, NVDR	480,200	38,842
PTT Exploration & Production PCL, NVDR	58,831	248,999
Star Petroleum Refining PCL, NVDR.	88,800	27,602
Thai Oil PCL, NVDR	52,100	74,298

		546,491

Turkey — 0.2%
Turkiye Petrol Rafinerileri AS(a)	5,898	184,948

United Arab Emirates — 0.0%
Dana Gas PJSC	150,724	32,410

United Kingdom — 12.7%
BP PLC	780,795	5,131,016
Capricorn Energy PLC(a)	13,230	39,689
Diversified Energy Co. PLC	34,594	43,359
Energean PLC	5,096	73,924
EnQuest PLC(a)	61,348	14,015
Genel Energy PLC	7,056	10,633
Gulf Keystone Petroleum Ltd.	8,330	20,770
Harbour Energy PLC	18,605	64,915
Pantheon Resources PLC(a)(b)	31,262	21,472
Serica Energy PLC	8,428	26,250
Shell PLC	303,590	9,195,248
Tullow Oil PLC(a)	46,550	19,487

		14,660,778

United States — 53.4%
Antero Resources Corp.(a)	11,662	305,544
APA Corp.	13,818	530,335
Arch Resources Inc.	784	123,362
Berry Corp.	2,352	22,179
California Resources Corp.	2,254	95,119
Callon Petroleum Co.(a)(b)	2,100	81,396
Centrus Energy Corp., Class A(a)(b)	438	19,627
Chesapeake Energy Corp.	4,880	394,353
Chevron Corp.	78,994	12,699,865
Chord Energy Corp.	1,699	228,719
Civitas Resources Inc.	2,352	165,040
CNX Resources Corp.(a)	7,534	115,647
Comstock Resources Inc.	3,920	47,589
ConocoPhillips	53,568	5,536,253
CONSOL Energy Inc.	1,410	77,169
Coterra Energy Inc.	34,016	849,379
Crescent Energy Co., Class A	1,704	19,664
CVR Energy Inc.	1,274	40,424
Delek U.S. Holdings Inc.	2,744	69,066
Denbury Inc.(a)	2,159	179,996
Devon Energy Corp.	26,725	1,441,012
Diamondback Energy Inc.	7,166	1,007,396
Earthstone Energy Inc., Class A(a)(b)	2,058	28,709
Enviva Inc.	1,415	61,637
EOG Resources Inc.	25,217	2,850,025

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EQT Corp.	14,116	$468,369
Exxon Mobil Corp.	177,144	19,469,897
Gran Tierra Energy Inc.(a)	15,190	12,673
Gulfport Energy Corp.(a)	530	35,044
Hess Corp.	11,922	1,605,893
HF Sinclair Corp.	6,456	320,992
Kimbell Royalty Partners LP	2,254	34,779
Kosmos Energy Ltd.(a)	19,915	156,731
Laredo Petroleum Inc.(a)	658	33,815
Magnolia Oil & Gas Corp., Class A.	7,258	158,587
Marathon Oil Corp.	27,354	687,953
Marathon Petroleum Corp.	20,175	2,493,630
Matador Resources Co.	5,099	274,275
Murphy Oil Corp.	6,428	250,821
Northern Oil and Gas Inc.	2,842	88,216
Occidental Petroleum Corp.	31,105	1,821,509
Ovintiv Inc.	10,627	454,517
Par Pacific Holdings Inc.(a)	1,960	54,449
PBF Energy Inc., Class A	4,318	188,740
PDC Energy Inc.	3,914	262,669
Peabody Energy Corp.(a)	4,900	133,770
Permian Res Corp., NVS	8,936	96,598
Pioneer Natural Resources Co.	9,765	1,957,004
Range Resources Corp.	10,364	279,206
Ranger Oil Corp.	882	36,603
SandRidge Energy Inc.(a)	1,313	19,157
SilverBow Resources Inc.(a)	588	14,477
Sitio Royalties Corp.	3,134	73,680
SM Energy Co.	5,396	159,236
Southwestern Energy Co.(a)	37,842	200,563
Talos Energy Inc.(a)	2,450	43,634
Tellurian Inc.(a)	20,384	30,372
Texas Pacific Land Corp.	270	480,651
Uranium Energy Corp.(a)(b)	15,600	57,720
VAALCO Energy Inc.	4,410	20,683
Valero Energy Corp.	16,561	2,181,581
Viper Energy Partners LP	2,531	72,463
Vitesse Energy Inc.(a)	928	16,138
W&T Offshore Inc.(a)	4,214	23,641

		61,760,241

Total Common Stocks — 98.4% (Cost: $87,695,011)		113,806,561

Security	Shares	Value

Preferred Stocks

Brazil — 0.9%
Petroleo Brasileiro SA, Preference Shares, NVS	204,923	$987,930

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	275,500	37

Total Preferred Stocks — 0.9% (Cost: $925,150)		987,967

Total Long-Term Investments — 99.3% (Cost: $88,620,161)		114,794,528

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	269,272	269,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	20,000	20,000

Total Short-Term Securities — 0.2% (Cost: $289,197)		289,433

Total Investments — 99.5% (Cost: $88,909,358)		115,083,961

Other Assets Less Liabilities — 0.5%.		541,193

NetAssets — 100.0%		$115,625,154

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Energy Producers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$504,806	$—	$(236,033	)(a)	$684	$(24)	$269,433	269,272	$2,676	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(140,000	)(a)	—	—	20,000	20,000	4,093		—

					$684	$(24)	$289,433		$6,769		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	7	03/17/23	$612	$(23,929)
FTSE 100 Index	1	03/17/23	95	(844)

				$(24,773)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,773	$—	$—	$—	$24,773

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(20,611)	$—	$—	$—	$(20,611)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(20,807)	$—	$—	$—	$(20,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$968,568

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$73,119,284	$40,687,223	$54	$113,806,561
Preferred Stocks	987,930	—	37	987,967
Short-Term Securities
Money Market Funds	289,433	—	—	289,433

	$74,396,647	$40,687,223	$91	$115,083,961

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(23,929)	$(844)	$—	$(24,773)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
De Grey Mining Ltd.(a)(b)	5,268,984	$4,932,818
Newcrest Mining Ltd.	1,214,984	18,599,868
West African Resources Ltd.(a)	5,075,712	3,159,855

		26,692,541

Canada — 53.0%
Agnico Eagle Mines Ltd.	1,013,789	46,673,672
Alamos Gold Inc., Class A	1,124,603	11,464,440
B2Gold Corp.	3,058,844	10,446,473
Barrick Gold Corp.	3,965,247	64,077,462
Calibre Mining Corp.(a)	3,156,707	2,637,337
Centerra Gold Inc.	857,530	5,417,302
Eldorado Gold Corp.(a)	687,586	6,424,860
Equinox Gold Corp.(a)	1,204,160	4,368,334
IAMGOLD Corp.(a)	2,041,126	4,622,264
Kinross Gold Corp.	3,466,720	12,804,887
Lundin Gold Inc.	425,166	4,393,434
New Gold Inc.(a)	3,515,388	3,220,399
SSR Mining Inc.	613,592	8,395,575
Torex Gold Resources Inc.(a)	410,937	5,059,540
Wesdome Gold Mines Ltd.(a)	729,887	3,482,275
Wheaton Precious Metals Corp.	471,246	19,633,811
Yamana Gold Inc.	2,590,804	13,253,068

		226,375,133

China — 4.6%
Zijin Mining Group Co. Ltd., Class A	1,245,135	2,046,041
Zijin Mining Group Co. Ltd., Class H	11,648,000	17,627,630

		19,673,671

Indonesia — 1.0%
Aneka Tambang Tbk	34,306,500	4,476,744

Peru — 1.4%
Cia. de Minas Buenaventura SAA, ADR.	771,981	5,851,616

Russia — 0.0%
Polymetal International PLC(a)(c)	822,891	110
Polyus PJSC(a)(c)	62,547	8

		118

Saudi Arabia — 4.3%
AngloGold Ashanti Ltd.	1,078,322	18,161,659

South Africa — 6.2%
DRDGOLD Ltd.	3,835,467	2,815,453

Security	Shares	Value

South Africa (continued)
Gold Fields Ltd.	1,988,784	$18,048,453
Harmony Gold Mining Co. Ltd.	1,869,019	5,740,966

		26,604,872

Turkey — 1.8%
Koza Altin Isletmeleri AS	5,863,400	7,586,811

United Kingdom — 1.7%
Centamin PLC	4,198,374	5,145,373
Hochschild Mining PLC	2,869,824	2,204,647

		7,350,020

United States — 19.3%
Coeur Mining Inc.(a)	1,210,180	3,775,762
Newmont Corp.	1,798,679	78,440,391

		82,216,153

Total Long-Term Investments — 99.6% (Cost: $520,666,835)		424,989,338

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	1,165,760	1,166,460
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	120,000	120,000

Total Short-Term Securities — 0.3% (Cost: $1,285,324)		1,286,460

Total Investments — 99.9% (Cost: $521,952,159)		426,275,798

Other Assets Less Liabilities — 0.1%		399,959

NetAssets —100.0%		$426,675,757

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Gold Miners ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,922,895	$—		$(759,022	)(a)	$2,679	$(92)	$1,166,460	1,165,760	$22,527	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	20,000	(a)	—		—	—	120,000	120,000	6,538		—

						$2,679	$(92)	$1,286,460		$29,065		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	10	03/16/23	$1,783	$(4,991)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,991	$—	$—	$—	$4,991

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(175,999)	$—	$—	$—	$(175,999)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$35,182	$—	$—	$—	$35,182

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,444,841

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$314,442,902	$110,546,318	$118	$424,989,338
Short-Term Securities
Money Market Funds	1,286,460	—	—	1,286,460

	$315,729,362	$110,546,318	$118	$426,275,798

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,991)	$—	$—	$(4,991)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 26.0%
29Metals Ltd.(a)	368,419	$394,444
Allkem Ltd.(b)	786,713	5,980,520
Alumina Ltd.	3,429,659	3,460,508
Arafura Rare Earths Ltd.(b)	2,390,376	965,090
Argosy Minerals Ltd.(b)	1,574,700	730,829
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,384,803
BHP Group Ltd.	6,964,876	210,792,254
BlueScope Steel Ltd.	644,525	8,246,499
Chalice Mining Ltd.(b)	464,418	1,976,680
Champion Iron Ltd.	458,925	2,260,274
Core Lithium Ltd.(a)(b)	2,025,650	1,259,109
Coronado Global Resources Inc.(d)	1,028,775	1,304,651
Deterra Royalties Ltd.	609,725	1,825,984
Fortescue Metals Group Ltd.	2,327,975	33,359,686
Goulamina Holdings Pty Ltd.(b)	1,246,575	437,915
Grange Resources Ltd.(a)	706,875	450,111
IGO Ltd.	933,800	8,208,615
Iluka Resources Ltd.	589,425	4,107,968
Imdex Ltd.	548,232	864,763
ionner Ltd.(a)(b)	2,036,582	517,274
Jervois Global Ltd.(a)(b)	2,327,742	281,001
Lake Resources NL(a)(b)	1,725,285	720,858
Liontown Resources Ltd.(a)(b)	2,272,317	2,063,667
Lynas Rare Earths Ltd.(b)	1,237,575	6,796,762
Mincor Resources NL(a)(b)	528,868	447,753
Mineral Resources Ltd. .	234,900	12,973,191
Mount Gibson Iron Ltd.(a)(b)	822,150	312,070
Neometals Ltd.(b)	646,292	384,147
Nickel Mines Ltd.	1,482,259	972,285
OZ Minerals Ltd.	461,825	8,682,609
Perenti Global Ltd.(b)	848,588	604,752
Pilbara Minerals Ltd.(a)(b)	3,493,050	9,733,617
Rio Tinto Ltd.	510,914	39,930,018
Sandfire Resources Ltd.(a)	679,469	2,675,458
Sayona Mining Ltd.(a)(b)	9,150,559	1,432,762
Sims Ltd.	231,826	2,476,135
South32 Ltd.	6,364,582	18,491,813
Syrah Resources Ltd.(b)	872,591	1,100,390
Vulcan Energy Resources Ltd.(a)(b)	129,653	555,338
Vulcan Steel Ltd.	75,466	424,227

		399,586,830

Austria — 0.4%
voestalpine AG	160,225	5,917,922

Belgium — 0.1%
Bekaert SA	49,300	2,175,270

Brazil — 5.8%
Bradespar SA	47,665	227,152
Cia. Brasileira de Aluminio	201,550	401,141
Cia. Siderurgica Nacional SA	912,050	2,904,024
Vale SA	5,254,996	85,638,533

		89,170,850

Canada — 4.9%
Algoma Steel Group Inc.	121,179	973,340
Altius Minerals Corp.	54,463	864,144
Capstone Mining Corp.(b)	474,150	2,109,264
ERO Copper Corp.(a)(b)	105,850	1,660,088
Filo Mining Corp.(a)(b)	117,450	1,850,623

Security	Shares	Value

Canada (continued)
First Quantum Minerals Ltd.	808,485	$17,662,835
Global Atomic Corp.(a)(b)	209,764	470,413
Hudbay Minerals Inc.	304,183	1,509,211
Ivanhoe Mines Ltd., Class A(b)	836,760	6,990,886
Labrador Iron Ore Royalty Corp.	79,772	2,123,940
Largo Inc.(b)	54,375	347,888
Lithium Americas Corp.(a)(b)	147,966	3,493,928
Lundin Mining Corp.	913,599	5,684,467
Major Drilling Group International Inc.(b)	102,950	805,794
Solaris Resources Inc.(b)	71,050	297,842
Stelco Holdings Inc.	48,866	1,998,331
Taseko Mines Ltd.(b)	406,777	694,606
Teck Resources Ltd., Class B.	627,768	25,060,112

		74,597,712

Chile — 0.0%
CAP SA	92,075	765,445

China — 2.2%
Aluminum Corp. of China Ltd., Class A	1,160,065	923,038
Aluminum Corp. of China Ltd., Class H.	5,214,000	2,662,439
Anhui Honglu Steel Construction Group Co. Ltd., Class A	76,950	390,706
Baoshan Iron & Steel Co. Ltd., Class A.	1,812,593	1,715,902
Chengtun Mining Group Co. Ltd., Class A	290,000	260,400
China Hongqiao Group Ltd.	3,262,500	3,489,578
China Metal Recycling Holdings Ltd.(c)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A(b)	72,500	419,961
China Nonferrous Mining Corp. Ltd.	1,450,000	730,466
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	290,070	1,212,454
China Oriental Group Co. Ltd.	2,630,000	533,573
China Zhongwang Holdings Ltd.(b)(c)	1,552,000	150,682
CMOC Group Ltd., Class A	1,595,000	1,356,196
CMOC Group Ltd., Class H.	4,680,000	2,635,297
GEM Co. Ltd., Class A	427,217	484,414
Guangdong HEC Technology Holding Co. Ltd., Class A	218,400	296,341
Henan Shenhuo Coal & Power Co. Ltd.	217,500	584,369
Hesteel Co. Ltd., Class A	860,000	311,769
Huaibei Mining Holdings Co. Ltd.	217,500	454,709
Hunan Valin Steel Co. Ltd., Class A	580,000	468,297
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,770,021	1,112,945
Inner Mongolia ERDOS Resources Co. Ltd.	101,060	243,432
Jiangxi Copper Co. Ltd., Class A.	147,125	415,517
Jiangxi Copper Co. Ltd., Class H	1,580,000	2,491,774
Jinchuan Group International Resources Co. Ltd.	4,350,000	338,350
MMG Ltd.(a)(b)	3,934,000	1,109,589
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	725,000	582,313
Shandong Nanshan Aluminum Co. Ltd., Class A.	1,003,430	521,222
Shanxi Meijin Energy Co. Ltd., Class A.	365,128	493,585
Shanxi Taigang Stainless Steel Co. Ltd., Class A	507,500	348,951
Shenghe Resources Holding Co. Ltd., Class A	145,000	334,234
Shougang Fushan Resources Group Ltd.	2,900,000	931,586
Sinomine Resource Group Co. Ltd., Class A	37,900	408,252
Tiangong International Co. Ltd.	1,450,000	534,404
Tianshan Aluminum Group Co. Ltd., Class A	349,000	416,030
Tibet Summit Resources Co. Ltd., Class-A(b)	72,500	272,810
Tongling Nonferrous Metals Group Co. Ltd., Class A	936,800	454,934
Western Mining Co. Ltd., Class A	217,500	359,455
Western Superconducting Technologies Co. Ltd., Class A	35,850	467,412

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xiamen Tungsten Co. Ltd., Class A	145,099	$477,716
Yintai Gold Co. Ltd., Class A.	204,040	340,239
YongXing Special Materials Technology Co. Ltd., Class A	21,100	278,281
Yunnan Aluminium Co. Ltd., Class A	290,000	555,441
Yunnan Tin Co. Ltd., Class A	145,000	322,504
Zhejiang Huayou Cobalt Co. Ltd., Class A	118,750	1,010,488

		33,902,055

Egypt — 0.0%
Ezz Steel Co. SAE	261,720	246,663

Finland — 0.2%
Outokumpu OYJ	516,288	3,091,013

France — 1.7%
APERAM SA	66,700	2,593,838
ArcelorMittal SA	725,725	21,778,569
Eramet SA	13,797	1,480,571

		25,852,978

Germany — 0.7%
Aurubis AG	43,522	4,256,828
Salzgitter AG(a)	41,325	1,734,077
thyssenkrupp AG	642,350	4,811,624

		10,802,529

India — 3.0%
APL Apollo Tubes Ltd.	210,250	3,024,439
Godawari Power and Ispat Ltd.	57,275	236,658
Hindalco Industries Ltd.	1,857,899	8,962,460
Hindustan Copper Ltd.	266,800	313,558
Jindal Saw Ltd.	175,207	318,231
Jindal Stainless Hisar Ltd.(b)	129,775	768,523
Jindal Stainless Ltd.(b)	216,050	697,689
Jindal Steel & Power Ltd.	493,551	3,278,402
JSW Steel Ltd.	995,425	8,033,994
Kirloskar Ferrous Industries Ltd.	58,204	305,137
National Aluminium Co. Ltd.	1,206,400	1,140,832
Rajratan Global Wire Ltd.	18,200	158,870
Ramkrishna Forgings Ltd.	87,967	275,125
Ratnamani Metals & Tubes Ltd.	39,258	1,038,391
Sarda Energy & Minerals Ltd.	14,540	193,711
Tata Steel Ltd.	9,018,658	11,342,469
Tata Steel Ltd., GDR(e)	103,311	1,312,050
Usha Martin Ltd.	167,475	355,296
Vedanta Ltd.	1,015,779	3,297,014
Welspun Corp. Ltd.	162,400	361,501

		45,414,350

Indonesia — 0.5%
Bumi Resources Minerals Tbk PT(b).	58,435,000	624,330
Merdeka Copper Gold Tbk PT(b)	16,530,086	4,920,311
Timah Tbk PT	3,411,900	266,268
Vale Indonesia Tbk PT(b)	3,407,500	1,524,238

		7,335,147

Japan — 4.4%
Daido Steel Co. Ltd.	28,600	1,123,537
Daiki Aluminium Industry Co. Ltd.	59,000	626,794
Dowa Holdings Co. Ltd.	72,500	2,365,373
JFE Holdings Inc.	680,200	8,439,911
Kobe Steel Ltd.	507,500	3,441,707
Kyoei Steel Ltd.	18,400	220,099
Maruichi Steel Tube Ltd.	74,600	1,620,833

Security	Shares	Value

Japan (continued)
Mitsubishi Materials Corp.	152,400	$2,372,416
Mitsui Mining & Smelting Co. Ltd.	75,300	1,858,003
Nippon Light Metal Holdings Co. Ltd.	77,140	840,592
Nippon Steel Corp.	1,118,005	24,984,898
OSAKA Titanium Technologies Co. Ltd.(a)	47,300	949,116
Pacific Metals Co. Ltd.	22,600	322,442
Sanyo Special Steel Co. Ltd.	25,900	498,695
Sumitomo Metal Mining Co. Ltd.	343,000	12,768,263
Toho Titanium Co. Ltd.	40,100	582,302
Tokyo Steel Manufacturing Co. Ltd.	72,500	801,296
UACJ Corp.	33,638	659,420
Yamato Kogyo Co. Ltd. .	52,300	2,096,483
Yodogawa Steel Works Ltd.	19,600	389,584

		66,961,764

Malaysia — 0.4%
PMB Technology Bhd(a)	362,500	355,333
Press Metal Aluminium Holdings Bhd	5,075,000	5,833,612

		6,188,945

Mexico — 1.2%
Grupo Mexico SAB de CV, Series B	4,247,000	19,054,805

Netherlands — 0.1%
AMG Advanced Metallurgical Group NV	37,700	1,484,430

Norway — 0.9%
Norsk Hydro ASA	1,848,913	13,457,800

Peru — 0.6%
Southern Copper Corp.	118,197	8,709,937

Poland — 0.4%
Jastrzebska Spolka Weglowa SA(b)	71,775	881,882
KGHM Polska Miedz SA	192,125	5,479,203

		6,361,085

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,926,600	1,817,668

Russia — 0.0%
Alrosa PJSC(b)(c)	2,886,002	385
MMC Norilsk Nickel PJSC(b)(c)	71,400	9
Novolipetsk Steel PJSC(b)(c)	1,668,000	222
Severstal PAO(b)(c)	233,400	31
United Co. RUSAL International PJSC(b)(c)	3,450,000	460

		1,107

Saudi Arabia — 1.4%
Al Masane Al Kobra Mining Co.	41,325	823,511
Saudi Arabian Mining Co.(b)	1,183,373	20,015,662

		20,839,173

Singapore — 0.0%
Straits Trading Co. Ltd. .	186,062	314,520

South Africa — 2.1%
African Rainbow Minerals Ltd.	157,848	2,186,494
Anglo American Platinum Ltd.	72,500	4,008,992
Impala Platinum Holdings Ltd.	1,166,140	10,888,117
Kumba Iron Ore Ltd.	88,372	2,304,554
Northam Platinum Holdings Ltd.(b)	463,275	3,815,428
Royal Bafokeng Platinum Ltd.	118,900	1,006,555
Sibanye Stillwater Ltd.	3,877,047	7,828,017

		32,038,157

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 2.3%
Dongkuk Steel Mill Co. Ltd.	84,100	$869,667
Hyundai Steel Co.	118,175	3,125,470
KG Dongbu Steel Co. Ltd.(a)	34,119	222,968
Korea Zinc Co. Ltd.	12,325	5,442,043
Poongsan Corp.	27,550	747,291
POSCO Holdings Inc.	99,301	23,933,846
Seah Besteel Holdings Corp.	18,850	320,039
SeAH Steel Holdings Corp.	2,182	257,869
Young Poong Corp.(b)	725	341,655

		35,260,848

Spain — 0.2%
Acerinox SA	270,425	2,969,478

Sweden — 1.7%
Alleima AB, NVS(b)	296,112	1,600,934
Boliden AB	377,066	15,435,913
Granges AB	145,769	1,257,976
SSAB AB, Class A	309,575	2,250,575
SSAB AB, Class B	897,550	6,139,610

		26,685,008

Taiwan — 1.8%
Century Iron & Steel Industrial Co. Ltd.	194,000	659,594
China Metal Products	208,011	226,923
China Steel Corp.	16,394,612	16,865,631
Chun Yuan Steel Industry Co. Ltd.	475,000	262,674
Chung Hung Steel Corp.	1,204,000	1,134,692
EVERGREEN Steel Corp.	199,000	341,731
Feng Hsin Steel Co. Ltd.	727,000	1,702,355
Gloria Material Technology Corp.	727,000	1,069,931
Hsin Kuang Steel Co. Ltd.	200,000	293,047
TA Chen Stainless Pipe	2,063,365	2,931,170
Tung Ho Steel Enterprise Corp.	640,700	1,248,799
YC INOX Co. Ltd.	370,263	376,800
Yieh Phui Enterprise Co. Ltd.	1,523,776	862,086

		27,975,433

Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	1,917,625	4,469,710
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,005,760	1,200,215
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	264,296	637,491

		6,307,416

United Kingdom — 17.3%
Anglo American PLC	1,746,022	60,333,286
Antofagasta PLC	542,344	10,230,658
Atalaya Mining PLC	148,625	645,372
Central Asia Metals PLC	242,398	771,198
Ferrexpo PLC	408,175	723,203
Glencore PLC	14,156,910	84,401,533
Hill & Smith PLC	110,925	1,843,949
Rio Tinto PLC	1,545,506	106,059,635
SolGold PLC(b)	1,580,666	314,476

		265,323,310

United States — 18.1%
Alcoa Corp.	243,557	11,919,680
Alpha Metallurgical Resources Inc.	21,021	3,526,063
Arconic Corp.(a)(b)	136,527	3,609,774
ATI Inc.(a)(b)	178,162	7,242,285
Carpenter Technology Corp.	65,897	3,184,802
Century Aluminum Co.(b)	69,500	838,865

Security	Shares	Value

United States (continued)
Cleveland-Cliffs Inc.(a)(b)	712,741	$15,202,766
Commercial Metals Co.	162,386	8,403,475
Compass Minerals International Inc.	48,575	1,871,595
Freeport-McMoRan Inc.	1,966,068	80,549,806
Haynes International Inc.	16,696	913,438
Ivanhoe Electric Inc. / U.S.(b)	63,976	961,559
Kaiser Aluminum Corp.	21,750	1,725,210
Materion Corp.	28,275	3,157,752
MP Materials Corp.(b)	110,200	3,857,000
Nucor Corp.	354,511	59,359,322
Piedmont Lithium Inc.(b)	24,716	1,604,068
Ramaco Resources Inc.	30,450	302,977
Reliance Steel & Aluminum Co.	81,196	20,123,617
Ryerson Holding Corp.	22,397	804,724
Schnitzer Steel Industries Inc., Class A	35,525	1,161,312
Steel Dynamics Inc.	242,853	30,626,192
SunCoke Energy Inc.	109,475	1,041,107
TimkenSteel Corp.(a)(b)	54,375	994,519
Tredegar Corp.	37,804	439,282
U.S. Steel Corp.	325,525	9,970,831
Warrior Met Coal Inc.	70,369	2,693,022
Worthington Industries Inc.	45,675	2,760,597

		278,845,640

Total Common Stocks — 98.9% (Cost: $1,506,722,625)		1,519,455,288

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	360,479	1,904,488
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	49,300	540,982
Gerdau SA, Preference Shares, NVS	1,516,137	8,290,978
Metalurgica Gerdau SA, Preference Shares, NVS	920,092	2,210,843
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	631,934	824,401

		13,771,692

Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(c)	96,000	13

Total Preferred Stocks — 0.9% (Cost: $11,296,259)		13,771,705

Total Long-Term Investments — 99.8% (Cost: $1,518,018,884)		1,533,226,993

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	23,681,153	23,695,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	1,200,000	1,200,000

Total Short-Term Securities — 1.6% (Cost: $24,881,867)		24,895,361

Total Investments — 101.4% (Cost: $1,542,900,751)		1,558,122,354

Liabilities in Excess of Other Assets — (1.4)%		(21,171,583)

NetAssets — 100.0%		$1,536,950,771

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,087,722	$3,598,418	(a)	$—		$3,514	$5,707	$23,695,361	23,681,153	$235,358	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,990,000	—		(790,000	)(a)	—	—	1,200,000	1,200,000	50,308		2

						$3,514	$5,707	$24,895,361		$285,666		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	3	03/17/23	$262	$(3,967)
MSCI Emerging Markets Index	48	03/17/23	2,311	(86,406)

				$(90,373)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$90,373	$—	$—	$—	$90,373

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Metals & Mining Producers ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,204,116)	$—	$—	$—	$(2,204,116)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$252,195	$—	$—	$—	$252,195

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,049,783

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$484,258,273	$1,033,660,423	$1,536,592	$1,519,455,288
Preferred Stocks	13,771,692	—	13	13,771,705
Short-Term Securities
Money Market Funds	24,895,361	—	—	24,895,361

	$522,925,326	$1,033,660,423	$1,536,605	$1,558,122,354

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(90,373)	$—	$—	$(90,373)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 65.8%
Agnico Eagle Mines Ltd.	165,391	$7,614,410
Aya Gold & Silver Inc.(a)	855,548	5,016,038
Dundee Precious Metals Inc.	231,512	1,486,292
Eldorado Gold Corp.(a)	178,903	1,671,684
Endeavour Silver Corp.(a)(b)	1,776,388	5,207,440
First Majestic Silver Corp.	1,905,204	11,630,890
Fortuna Silver Mines Inc.(a)	2,386,508	7,748,062
GoGold Resources Inc.(a)	2,812,001	4,327,741
i-80 Gold Corp.(a)	263,948	601,596
Kinross Gold Corp.	692,277	2,557,036
Lundin Gold Inc.	122,965	1,270,653
MAG Silver Corp.(a)(b)	640,612	7,647,907
New Gold Inc.(a)	1,095,783	1,003,832
New Pacific Metals Corp.(a)(b)	1,013,308	2,517,489
Orla Mining Ltd.(a)	298,903	1,303,388
Pan American Silver Corp.	1,745,982	26,026,584
Seabridge Gold Inc.(a)	105,578	1,159,075
Silvercorp Metals Inc.	1,710,452	5,264,858
SilverCrest Metals Inc.(a)	1,302,601	7,121,586
SSR Mining Inc.	151,462	2,072,404
Victoria Gold Corp.(a)	76,129	472,563
Wheaton Precious Metals Corp.	192,521	8,021,121
Yamana Gold Inc.	520,134	2,660,708

		114,403,357

Japan — 4.7%
Asahi Holdings Inc.	555,200	8,122,830

Mexico — 7.7%
Industrias Penoles SAB de CV(a)	1,121,263	13,415,445

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	164,796	1,249,154

Russia — 0.0%
Polymetal International PLC(a)(c)	183,040	24

Security	Shares	Value

South Africa — 0.7%
Harmony Gold Mining Co. Ltd.	408,220	$1,253,908

United Kingdom — 0.2%
Hochschild Mining PLC	520,807	400,093

United States — 20.0%
Coeur Mining Inc.(a)(b)	391,084	1,220,182
Hecla Mining Co.(b)	4,989,952	25,698,253
Newmont Corp.	177,921	7,759,135

		34,677,570

Total Long-Term Investments — 99.8% (Cost: $239,380,160)		173,522,381

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	8,369,559	8,374,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	60,000	60,000

Total Short-Term Securities — 4.8% (Cost: $8,432,720)		8,434,581

Total Investments — 104.6% (Cost: $247,812,880)		181,956,962

Liabilities in Excess of Other Assets — (4.6)%		(8,017,541)

Net Assets — 100.0%		$173,939,421

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,273,237	$2,099,349	(a)	$—		$5,606	$(3,611)	$8,374,581	8,369,559	$65,099	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—		0	(a)	—	—	60,000	60,000	1,915		—

						$5,606	$(3,611)	$8,434,581		$67,014		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	03/16/23	$357	$494

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$494	$—	$—	$—	$494

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(12,726)	$—	$—	$—	$(12,726)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$16,130	$—	$—	$—	$16,130

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$454,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$163,745,526	$9,776,831	$24	$173,522,381
Short-Term Securities
Money Market Funds	8,434,581	—	—	8,434,581

	$172,180,107	$9,776,831	$24	$181,956,962

Derivative Financial Instruments(a)
Assets
Equity Contracts	$494	$—	$—	$494

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$283,944,553	$114,794,528	$424,989,338	$1,533,226,993
Investments, at value — affiliated(c)	4,626,826	289,433	1,286,460	24,895,361
Cash	68,468	152,243	3,989	1,722,511
Cash pledged for futures contracts	22,000	54,000	73,000	199,000
Foreign currency collateral pledged for futures contracts(d)	15,848	6,014	—	—
Foreign currency, at value(e)	934,130	201,542	2,439,738	1,655,809
Receivables:
Investments sold	1,342,509	1,077,931	8,071,076	8,023,700
Securities lending income — affiliated	603	355	399	44,373
Dividends — unaffiliated	595,560	578,206	1,186,503	2,528,821
Dividends — affiliated	1,041	320	988	6,703
Tax reclaims	4,615	30,587	—	61,729

Total assets	291,556,153	117,185,159	438,051,491	1,572,365,000

LIABILITIES
Collateral on securities loaned, at value	4,625,870	267,971	1,168,968	23,689,812
Payables:
Investments purchased	1,731,765	990,947	10,067,051	9,586,086
Bank borrowings	—	77,012	—	890,140
Capital shares redeemed	—	141,199	—	735,983
Deferred foreign capital gain tax	1,380	29,982	—	—
Foreign taxes	5,070	5,928	—	—
Investment advisory fees	86,976	36,826	135,876	480,844
Variation margin on futures contracts	2,017	10,140	3,839	31,364

Total liabilities	6,453,078	1,560,005	11,375,734	35,414,229

NET ASSETS	$285,103,075	$115,625,154	$426,675,757	$1,536,950,771

NET ASSETS CONSIST OF
Paid-in capital	$304,155,359	$96,252,112	$622,320,934	$1,665,982,607
Accumulated earnings (loss)	(19,052,284)	19,373,042	(195,645,177)	(129,031,836)

NET ASSETS	$285,103,075	$115,625,154	$426,675,757	$1,536,950,771

NET ASSETVALUE
Shares outstanding	6,600,000	4,900,000	19,900,000	36,250,000

Net asset value	$43.20	$23.60	$21.44	$42.40

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$299,394,598	$88,620,161	$520,666,835	$1,518,018,884
(b) Securities loaned, at value	$4,483,343	$256,270	$1,103,883	$22,203,551
(c) Investments, at cost — affiliated	$4,626,344	$289,197	$1,285,324	$24,881,867
(d) Foreign currency collateral pledged, at cost	$16,048	$6,069	$—	$—
(e) Foreign currency, at cost	$933,964	$202,179	$2,446,573	$1,683,197

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

iShares MSCI Global Silver and Metals Miners ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$173,522,381
Investments, at value — affiliated(c)	8,434,581
Cash	362
Foreign currency collateral pledged for futures contracts(d)	10,260
Foreign currency, at value(e)	228,608
Receivables:
Investments sold	3,422,622
Securities lending income — affiliated	5,526
Dividends — unaffiliated	59,135
Dividends — affiliated	356
Tax reclaims	10,438

Total assets	185,694,269

LIABILITIES
Collateral on securities loaned, at value	8,375,492
Payables:
Investments purchased	3,319,181
Capital shares redeemed	3,194
Investment advisory fees	56,288
Variation margin on futures contracts	693

Total liabilities	11,754,848

NET ASSETS	$173,939,421

NET ASSETS CONSIST OF
Paid-in capital	$285,402,867
Accumulated loss	(111,463,446)

NET ASSETS	$173,939,421

NET ASSETVALUE
Shares outstanding	18,000,000

Net asset value	$9.66

Shares authorized	500 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$239,380,160
(b) Securities loaned, at value	$8,153,113
(c) Investments, at cost — affiliated	$8,432,720
(d) Foreign currency collateral pledged, at cost	$10,456
(e) Foreign currency, at cost	$230,842

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,905,819	$2,910,530	$5,236,384	$27,156,133
Dividends — affiliated	6,439	4,093	6,538	50,308
Securities lending income — affiliated — net	14,416	2,676	22,527	235,358
Foreign taxes withheld	(244,377)	(144,445)	(411,857)	(855,042)
Other foreign taxes	(507)	—	—	(4,491)

Total investment income	2,681,790	2,772,854	4,853,592	26,582,266

EXPENSES
Investment advisory	578,691	242,464	781,875	2,668,138
Commitment costs	1,261	374	—	8,681
Interest expense	807	77	—	140

Total expenses	580,759	242,915	781,875	2,676,959

Net investment income	2,101,031	2,529,939	4,071,717	23,905,307

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments — unaffiliated(a)	(5,515,877)	(474,432)	(17,629,947)	(11,714,919)
Investments — affiliated	(136)	684	2,679	3,514
Capital gain distributions from underlying funds — affiliated	—	—	—	2
Foreign currency transactions	(13,855)	(4,852)	(48,917)	(1,399,981)
Futures contracts	115,947	(20,611)	(175,999)	(2,204,116)
In-kind redemptions — unaffiliated(b)	8,924,542	3,430,273	(628,091)	3,128,835

	3,510,621	2,931,062	(18,480,275)	(12,186,665)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(2,799,814)	(895,069)	68,411,830	207,585,659
Investments — affiliated	157	(24)	(92)	5,707
Foreign currency translations	6,400	8,173	10,292	283,901
Futures contracts	8,938	(20,807)	35,182	252,195

	(2,784,319)	(907,727)	68,457,212	208,127,462

Net realized and unrealized gain	726,302	2,023,335	49,976,937	195,940,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,827,333	$4,553,274	$54,048,654	$219,846,104

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(39,032)	$(12,137)	$—	$(88,614)

(b) See Note 2 of the Notes to Financial Statements.

(c) Net of reduction in deferred foreign capital gain tax of	$124,876	$55,019	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

iShares MSCI Global Silver and Metals Miners ETF

INVESTMENT INCOME
Dividends — unaffiliated	$919,851
Dividends — affiliated	1,915
Securities lending income — affiliated — net	65,099
Foreign taxes withheld	(84,031)

Total investment income	902,834

EXPENSES
Investment advisory	354,023

Total expenses	354,023

Net investment income	548,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,423,829)
Investments — affiliated	5,606
Foreign currency transactions	31,425
Futures contracts	(12,726)
In-kind redemptions — unaffiliated(a)	523,750

(2,875,774)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,520,583
Investments — affiliated	(3,611)
Foreign currency translations	761
Futures contracts	16,130

21,533,863

Net realized and unrealized gain	18,658,089

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,206,900

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,101,031	$3,375,322	$2,529,939	$5,174,837
Net realized gain	3,510,621	8,876,407	2,931,062	7,971,952
Net change in unrealized appreciation (depreciation)	(2,784,319)	(23,930,348)	(907,727)	28,176,053

Net increase (decrease) in net assets resulting from operations	2,827,333	(11,678,619)	4,553,274	41,322,842

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,766,750)	(2,600,095)	(4,057,950)	(4,516,824)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,129,917)	220,839,002	(7,229,766)	5,467,754

NET ASSETS
Total increase (decrease) in net assets	(7,069,334)	206,560,288	(6,734,442)	42,273,772
Beginning of period	292,172,409	85,612,121	122,359,596	80,085,824

End of period	$285,103,075	$292,172,409	$115,625,154	$122,359,596

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,071,717	$10,684,333	$23,905,307	$79,802,759
Net realized loss	(18,480,275)	(4,070,305)	(12,186,665)	(8,861,218)
Net change in unrealized appreciation (depreciation)	68,457,212	(169,449,633)	208,127,462	(306,487,075)

Net increase (decrease) in net assets resulting from operations	54,048,654	(162,835,605)	219,846,104	(235,545,534)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,152,158)	(10,485,280)	(35,689,460)	(107,607,704)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,414,492	(22,456,828)	129,802,835	460,084,733

NET ASSETS
Total increase (decrease) in net assets	64,310,988	(195,777,713)	313,959,479	116,931,495
Beginning of period	362,364,769	558,142,482	1,222,991,292	1,106,059,797

End of period	$426,675,757	$362,364,769	$1,536,950,771	$1,222,991,292

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$548,811	$2,187,893
Net realized loss	(2,875,774)	(13,005,365)
Net change in unrealized appreciation (depreciation)	21,533,863	(84,534,229)

Net increase (decrease) in net assets resulting from operations	19,206,900	(95,351,701)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(175,102)	(2,201,237)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(887,521)	(13,980,090)

NET ASSETS
Total increase (decrease) in net assets	18,144,277	(111,533,028)
Beginning of period	155,795,144	267,328,172

End of period	$173,939,421	$155,795,144

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Agriculture Producers ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$43.28		$39.82	$28.60	$26.88	$29.15	$27.08

Net investment income(a)	0.30		0.86	0.60	0.49	0.53	0.53
Net realized and unrealized gain (loss)(b)	0.01		3.25	11.11	1.73	(2.25)	2.03

Net increase (decrease) from investment operations	0.31		4.11	11.71	2.22	(1.72)	2.56

Distributions from net investment income(c)	(0.39)		(0.65)	(0.49)	(0.50)	(0.55)	(0.49)

Net asset value, end of period	$43.20		$43.28	$39.82	$28.60	$26.88	$29.15

Total Return(d)
Based on net asset value	0.68	%(e)	10.43%	41.16%	8.41%	(5.88)%	9.49%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.37%

Net investment income	1.42	%(g)	2.00%	1.60%	1.84%	1.88%	1.84%

Supplemental Data
Net assets, end of period (000)	$285,103		$292,172	$85,612	$27,175	$25,535	$33,521

Portfolio turnover rate(h)	7%		10%	6%	9%	13%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$23.53		$15.86	$12.04	$17.97	$22.80	$18.57

Net investment income(a)	0.49		1.01	0.58	0.68	0.70	0.64
Net realized and unrealized gain (loss)(b)	0.36		7.51	3.76	(5.61)	(4.90)	4.23

Net increase (decrease) from investment operations	0.85		8.52	4.34	(4.93)	(4.20)	4.87

Distributions from net investment income(c)	(0.78)		(0.85)	(0.52)	(1.00)	(0.63)	(0.64)

Net asset value, end of period	$23.60		$23.53	$15.86	$12.04	$17.97	$22.80

Total Return(d)
Based on net asset value	3.55	%(e)	54.58%	36.41%	(28.92)%	(18.56)%	26.48%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.07	%(g)	4.85%	4.01%	4.62%	3.41%	2.93%

Supplemental Data
Net assets, end of period (000)	$115,625		$122,360	$80,086	$49,985	$46,733	$47,889

Portfolio turnover rate(h)	4%		12%	8%	12%	6%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$18.35		$26.96	$35.13	$24.01	$14.43	$19.96

Net investment income(a)	0.21		0.56	0.49	0.17	0.18	0.10
Net realized and unrealized gain (loss)(b)	3.16		(8.61)	(8.20)	11.11	9.59	(5.51)

Net increase (decrease) from investment operations	3.37		(8.05)	(7.71)	11.28	9.77	(5.41)

Distributions from net investment income(c)	(0.28)		(0.56)	(0.46)	(0.16)	(0.19)	(0.12)

Net asset value, end of period	$21.44		$18.35	$26.96	$35.13	$24.01	$14.43

Total Return(d)
Based on net asset value	18.35	%(e)	(30.42)%	(22.12)%	47.22%	68.13%	(27.22)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	2.03	%(g)	2.16%	1.63%	0.66%	1.04%	0.56%

Supplemental Data
Net assets, end of period (000)	$426,676		$362,365	$558,142	$572,625	$325,284	$232,989

Portfolio turnover rate(h)	7%		25%	12%	21%	15%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$36.62		$45.61	$27.79	$25.60	$30.93	$31.86

Net investment income(a)	0.70		2.67	2.13	1.04	1.49	1.06
Net realized and unrealized gain (loss)(b)	6.15		(8.08)	16.86	2.26	(5.13)	(1.05)

Net increase (decrease) from investment operations	6.85		(5.41)	18.99	3.30	(3.64)	0.01

Distributions from net investment income(c)	(1.07)		(3.58)	(1.17)	(1.11)	(1.69)	(0.94)

Net asset value, end of period	$42.40		$36.62	$45.61	$27.79	$25.60	$30.93

Total Return(d)
Based on net asset value	18.72	%(e)	(12.69)%	68.77%	13.00%	(12.16)%	(0.10)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.39%	N/A	N/A	N/A	N/A

Net investment income	3.49	%(g)	6.23%	5.11%	4.03%	5.05%	3.15%

Supplemental Data
Net assets, end of period (000)	$1,536,951		$1,222,991	$1,106,060	$297,394	$221,470	$403,636

Portfolio turnover rate(h)	5%		19%	17%	11%	14%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$8.61		$13.92	$17.29	$10.84	$8.43	$11.47

Net investment income(a)	0.03		0.12	0.10	0.04	0.09	0.10
Net realized and unrealized gain (loss)(b)	1.03		(5.31)	(2.93)	6.62	2.40	(3.05)

Net increase (decrease) from investment operations	1.06		(5.19)	(2.83)	6.66	2.49	(2.95)

Distributions from net investment income(c)	(0.01)		(0.12)	(0.54)	(0.21)	(0.08)	(0.09)

Net asset value, end of period	$9.66		$8.61	$13.92	$17.29	$10.84	$8.43

Total Return(d)
Based on net asset value	12.37	%(e)	(37.54)%	(16.69)%	62.71%	29.89%	(25.87)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.60	%(g)	0.94%	0.63%	0.35%	0.98%	0.94%

Supplemental Data
Net assets, end of period (000)	$173,939		$155,795	$267,328	$250,656	$99,757	$50,577

Portfolio turnover rate(h)	7%		38%	31%	66%	27%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Agriculture Producers(a)	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified

(a)	Formerly the iShares MSCI Global Agriculture Producers ETF

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI Agriculture Producers
Barclays Capital, Inc.	$38,356	$(38,356)	$—		$—
BNP Paribas SA	31,512	(31,512)	—		—
Citadel Clearing LLC	3,548,412	(3,548,412)	—		—
Citigroup Global Markets, Inc.	21,185	(21,185)	—		—
J.P. Morgan Securities LLC	735	(735)	—		—
Morgan Stanley	753,942	(753,942)	—		—
SG Americas Securities LLC	89,201	(89,201)	—		—

	$4,483,343	$(4,483,343)	$—		$—

MSCI Global Energy Producers
Barclays Bank PLC	$50,816	$(50,816)	$—		$—
Barclays Capital, Inc.	28,416	(28,416)	—		—
BNP Paribas SA	19,403	(19,403)	—		—
Goldman Sachs & Co. LLC	110,841	(110,841)	—		—
Jefferies LLC	5,957	(5,957)	—		—
Morgan Stanley	40,800	(40,800)	—		—
Natixis SA	37	(37)	—		—

	$256,270	$(256,270)	$—		$—

MSCI Global Gold Miners
BofA Securities, Inc.	$949,698	$(949,698)	$—		$—
HSBC Bank PLC	154,185	(154,185)	—		—

	$1,103,883	$(1,103,883)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI Global Metals & Mining Producers
Barclays Bank PLC	$759,348	$(756,677)	$—		$2,671	(b)
Barclays Capital, Inc.	2,146,013	(2,146,013)	—		—
BNP Paribas SA	2,419,990	(2,419,990)	—		—
BofA Securities, Inc.	5,899,757	(5,899,757)	—		—
J.P. Morgan Securities LLC	2,057,913	(2,057,913)	—		—
Jefferies LLC	522,370	(522,370)	—		—
Macquarie Bank Ltd.	99,177	(99,177)	—		—
Morgan Stanley	5,545,360	(5,545,360)	—		—
National Financial Services LLC	76,818	(76,818)	—		—
Scotia Capital (USA), Inc.	2,267,632	(2,267,632)	—		—
UBS AG	247,889	(247,889)	—		—
Wells Fargo Bank N.A.	161,284	(138,808)	—		22,476

	$22,203,551	$(22,178,404)	$—		$25,147

MSCI Global Silver and Metals Miners
BofA Securities, Inc.	$2,317,934	$(2,317,934)	$—		$—
Goldman Sachs & Co. LLC	46,488	(46,185)	—		303
J.P. Morgan Securities LLC	148,037	(148,037)	—		—
State Street Bank & Trust Co.	532,884	(532,884)	—		—
Toronto-Dominion Bank	5,107,770	(5,107,770)	—		—

	$8,153,113	$(8,152,810)	$—		$303

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended February 28, 2023, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Agriculture Producers	$3,532
MSCI Global Energy Producers	712
MSCI Global Gold Miners	5,506
MSCI Global Metals & Mining Producers	53,677
MSCI Global Silver and Metals Miners	15,855

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Agriculture Producers	$306,181	$1,124,229	$(135,810)
MSCI Global Energy Producers	244,690	466,608	53,991
MSCI Global Gold Miners	4,137,199	1,548,459	22,856
MSCI Global Metals & Mining Producers	6,428,925	1,889,264	(317,641)
MSCI Global Silver and Metals Miners	187,675	3,269,720	(1,091,012)

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Agriculture Producers	$20,605,062	$19,968,790
MSCI Global Energy Producers	5,094,066	6,547,677
MSCI Global Gold Miners	31,354,398	28,274,785
MSCI Global Metals & Mining Producers	92,065,095	70,003,030
MSCI Global Silver and Metals Miners	12,941,987	12,613,772

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Agriculture Producers	$29,386,329	$37,333,627
MSCI Global Energy Producers	—	6,645,699
MSCI Global Gold Miners	53,890,047	42,132,300
MSCI Global Metals & Mining Producers	123,587,513	19,342,851
MSCI Global Silver and Metals Miners	3,789,486	4,675,906

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Agriculture Producers	$5,921,350
MSCI Global Energy Producers	8,293,510
MSCI Global Gold Miners	76,610,760
MSCI Global Metals & Mining Producers	88,990,852
MSCI Global Silver and Metals Miners	38,174,848

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Agriculture Producers	$305,545,840	$12,177,913	$(29,135,793)	$(16,957,880)
MSCI Global Energy Producers	90,750,734	29,649,673	(5,341,219)	24,308,454
MSCI Global Gold Miners	527,638,273	14,299,866	(115,667,332)	(101,367,466)
MSCI Global Metals & Mining Producers	1,589,177,648	183,671,334	(214,817,001)	(31,145,667)
MSCI Global Silver and Metals Miners	252,210,812	3,127,968	(73,381,324)	(70,253,356)

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Agriculture Producers	$845,000	$32,680	4.91%
MSCI Global Energy Producers	77,000	3,055	5.02
MSCI Global Metals & Mining Producers	890,000	4,917	5.75

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI Agriculture Producers
Shares sold	850,000	$36,485,912	5,500,000	$256,610,003
Shares redeemed	(1,000,000)	(43,615,829)	(900,000)	(35,771,001)

	(150,000)	$(7,129,917)	4,600,000	$220,839,002

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Energy Producers
Shares sold	—	$335	1,200,000	$26,932,941
Shares redeemed	(300,000)	(7,230,101)	(1,050,000)	(21,465,187)

	(300,000)	$(7,229,766)	150,000	$5,467,754

MSCI Global Gold Miners
Shares sold	2,400,000	$58,766,420	2,800,000	$78,364,021
Shares redeemed	(2,250,000)	(43,351,928)	(3,750,000)	(100,820,849)

	150,000	$15,414,492	(950,000)	$(22,456,828)

MSCI Global Metals & Mining Producers
Shares sold	3,500,000	$153,919,901	15,350,000	$703,994,792
Shares redeemed	(650,000)	(24,117,066)	(6,200,000)	(243,910,059)

	2,850,000	$129,802,835	9,150,000	$460,084,733

MSCI Global Silver and Metals Miners
Shares sold	400,000	$3,805,213	1,000,000	$13,463,519
Shares redeemed	(500,000)	(4,692,734)	(2,100,000)	(27,443,609)

	(100,000)	$(887,521)	(1,100,000)	$(13,980,090)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF and iShares MSCI Global Silver and Metals Miners ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX

•  iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.03)%	(11.64)%	0.43%	2.84%	(11.64)%	2.15%	26.66%
Fund Market	(1.25)	(12.16)	0.41	2.82	(12.16)	2.06	26.48
Index	(1.56)	(11.21)	0.65	3.27	(11.21)	3.32	31.24

The inception date of the Fund was September 23, 2014. The first day of secondary market trading was September 25, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 989.70	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.9%
Short-term Investments	1.3
Forward foreign currency exchange contracts, net cumulative appreciation	2.2
Other assets less liabilities	(3.4)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	21.7%
Information Technology	20.2
Consumer Discretionary	13.8
Communication Services	10.1
Materials	8.7
Consumer Staples	6.3
Industrials	6.0
Energy	4.7
Health Care	3.9
Utilities	2.6
Real Estate	2.0

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.03)%	(15.42)%	(2.54)%	0.88%	(15.42)%	(12.08)%	9.11%
Fund Market	(1.58)	(16.23)	(2.36)	0.93	(16.23)	(11.25)	9.67
Index	(2.29)	(15.28)	(1.87)	1.52	(15.28)	(8.99)	16.24

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 979.70	$ 3.44		$ 1,000.00	$ 1,021.30	$ 3.51		0.70%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	21.7%
Information Technology	20.2
Consumer Discretionary	13.8
Communication Services	10.1
Materials	8.7
Consumer Staples	6.3
Industrials	6.0
Energy	4.7
Health Care	3.9
Utilities	2.6
Real Estate	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	32.2%
Taiwan	15.1
India	13.2
South Korea	11.7
Brazil	5.0
Saudi Arabia	4.0
South Africa	3.4
Mexico	2.7
Thailand	2.1
Indonesia	1.9
Malaysia	1.5
United Arab Emirates	1.4
Other (each representing less than 1%)	5.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,570,408	$136,496,698

Total Investment Companies (Cost: $160,991,433)		136,496,698

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	1,790,000	1,790,000

Total Short-Term Securities — 1.3% (Cost: $1,790,000)		1,790,000

Total Investments in Securities — 101.2% (Cost: $162,781,433)		138,286,698

Liabilities in Excess of Other Assets — (1.2)%		(1,682,801)

Net Assets — 100.0%		$136,603,897

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$4,905	(b)	$—	$(4,905)	$—	$—	—	$9,576	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	830,000	(b)	—	—	—	1,790,000	1,790,000	9,042		—
iShares MSCI Emerging Markets ETF	153,764,856	48,531,247		(60,298,932)	(6,716,357)	1,215,884	136,496,698	3,570,408	2,235,931		—

					$(6,721,262)	$1,215,884	$138,286,698		$2,254,549		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	32,000	USD	6,103	Morgan Stanley & Co. International PLC	03/03/23	$8
CLP	785,738,000	USD	945,818	Morgan Stanley & Co. International PLC	03/03/23	3,421
CNH	50,821,320	USD	7,311,149	State Street Bank London	03/03/23	1,925
HKD	289,034,000	USD	36,821,963	Morgan Stanley & Co. International PLC	03/03/23	2,583
INR	121,408,000	USD	1,466,267	Morgan Stanley & Co. International PLC	03/03/23	2,420
MXN	5,064,000	USD	271,400	Bank of America N.A.	03/03/23	5,322

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	67,125,000	USD	3,663,029	Goldman Sachs International	03/03/23	$5,013
MXN	41,000	USD	2,153	Morgan Stanley & Co. International PLC	03/03/23	87
MXN	56,000	USD	3,018	State Street Bank London	03/03/23	42
MXN	1,079,000	USD	57,031	UBS AG	03/03/23	1,931
TRY	759,000	USD	39,820	BNP Paribas SA	03/03/23	353
TRY	1,134,000	USD	59,614	Citibank N.A.	03/03/23	408
TRY	529,000	USD	27,719	JPMorgan Chase Bank N.A.	03/03/23	281
TWD	628,277,000	USD	20,458,385	Morgan Stanley & Co. International PLC	03/03/23	137,533
USD	875,633	BRL	4,506,000	Morgan Stanley & Co. International PLC	03/03/23	15,151
USD	7,152,025	BRL	36,608,000	State Street Bank London	03/03/23	161,230
USD	931,988	CLP	747,958,000	JPMorgan Chase Bank N.A.	03/03/23	28,391
USD	137,764	CLP	109,893,000	Morgan Stanley & Co. International PLC	03/03/23	5,004
USD	8,092	CNH	55,000	Bank of NewYork	03/03/23	178
USD	692,350	CNH	4,706,000	BNP Paribas SA	03/03/23	15,167
USD	7,311,409	CNH	49,316,320	HSBC Bank PLC	03/03/23	214,902
USD	183,193	CNH	1,232,000	State Street Bank London	03/03/23	5,910
USD	137,099	EUR	126,000	Bank of America N.A.	03/03/23	3,820
USD	18,248	EUR	17,000	Deutsche Bank AG	03/03/23	266
USD	48,094	EUR	44,000	HSBC Bank PLC	03/03/23	1,553
USD	1,994,352	EUR	1,834,000	State Street Bank London	03/03/23	54,413
USD	3,406,155	HKD	26,697,000	Barclays Bank PLC	03/03/23	4,808
USD	39,432	HKD	309,000	JPMorgan Chase Bank N.A.	03/03/23	63
USD	31,826,685	HKD	249,089,000	State Street Bank London	03/03/23	91,355
USD	6,528,727	HKD	51,100,000	UBS AG	03/03/23	18,302
USD	2,865,727	IDR	43,125,305,000	Morgan Stanley & Co. International PLC	03/03/23	37,600
USD	19,110,701	INR	1,565,262,000	JPMorgan Chase Bank N.A.	03/03/23	175,535
USD	1,976,959	INR	163,108,000	Morgan Stanley & Co. International PLC	03/03/23	3,822
USD	545,853	KRW	720,089,000	Morgan Stanley & Co. International PLC	03/03/23	1,671
USD	544,998	KRW	720,089,000	UBS AG	03/03/23	816
USD	250,749	MYR	1,074,000	Morgan Stanley & Co. International PLC	03/03/23	11,379
USD	2,109,296	MYR	8,974,000	State Street Bank London	03/03/23	109,201
USD	100,656	THB	3,343,000	Barclays Bank PLC	03/03/23	6,055
USD	3,291,198	THB	108,169,000	Citibank N.A.	03/03/23	230,203
USD	18,317,189	TWD	548,380,000	JPMorgan Chase Bank N.A.	03/03/23	340,422
USD	4,375,401	TWD	130,835,000	Morgan Stanley & Co. International PLC	03/03/23	86,422
USD	332,267	ZAR	5,806,000	Bank of America N.A.	03/03/23	16,150
USD	4,745,653	ZAR	82,916,000	BNP Paribas SA	03/03/23	231,158
USD	5,532	ZAR	98,000	Goldman Sachs International	03/03/23	196
USD	42,954	ZAR	768,000	HSBC Bank PLC	03/03/23	1,139
USD	435,472	ZAR	7,626,000	JPMorgan Chase Bank N.A.	03/03/23	20,262
USD	127,528	ZAR	2,182,000	State Street Bank London	03/03/23	8,726
USD	18,661,784	KRW	23,009,980,000	JPMorgan Chase Bank N.A.	03/06/23	1,261,241
USD	2,142,616	KRW	2,667,906,000	Morgan Stanley & Co. International PLC	03/06/23	125,100

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CNH	723,000	USD	104,222	Morgan Stanley & Co. International PLC	04/04/23	$25
HKD	28,875,000	USD	3,684,466	JPMorgan Chase Bank N.A.	04/04/23	19
MXN	1,233,000	USD	66,871	Deutsche Bank AG	04/04/23	101
USD	59,274	CNH	411,000	Bank of NewYork	04/04/23	13
USD	49,941	EUR	47,000	Citibank N.A.	04/04/23	131
USD	32,911	EUR	31,000	JPMorgan Chase Bank N.A.	04/04/23	57
USD	1,949,750	EUR	1,835,000	State Street Bank London	04/04/23	5,041
USD	206,725	HKD	1,620,000	Bank of America N.A.	04/04/23	11
USD	2,894,627	THB	101,791,000	Citibank N.A.	04/04/23	5,123
USD	10,002	TRY	192,000	Bank of America N.A.	04/04/23	3
USD	39,267	TRY	754,000	UBS AG	04/04/23	—
USD	75,374	ZAR	1,387,000	Bank of NewYork	04/04/23	63
USD	4,908,792	ZAR	90,367,000	BNP Paribas SA	04/04/23	2,020
CLP	19,487,000	USD	23,371	Morgan Stanley & Co. International PLC	04/06/23	66
INR	39,000	USD	471	Morgan Stanley & Co. International PLC	04/06/23	—
KRW	720,089,000	USD	545,702	UBS AG	04/06/23	111
MYR	168,000	USD	37,483	Morgan Stanley & Co. International PLC	04/06/23	29
USD	7,232,537	BRL	38,062,000	Morgan Stanley & Co. International PLC	04/06/23	10,573
USD	25,749	CLP	21,387,000	Morgan Stanley & Co. International PLC	04/06/23	27
USD	2,653,469	IDR	40,450,360,000	Morgan Stanley & Co. International PLC	04/06/23	2,999
USD	18,321,220	INR	1,518,078,000	Morgan Stanley & Co. International PLC	04/06/23	2,546
USD	17,767,033	KRW	23,413,245,000	Morgan Stanley & Co. International PLC	04/06/23	20,235
USD	13,397	MYR	60,000	Morgan Stanley & Co. International PLC	04/06/23	—
USD	250,730	TWD	7,683,000	Morgan Stanley & Co. International PLC	04/07/23	49

						3,498,180

BRL	41,082,000	USD	7,862,048	Morgan Stanley & Co. International PLC	03/03/23	(16,881)
CLP	72,113,000	USD	90,781	Morgan Stanley & Co. International PLC	03/03/23	(3,662)
CNH	31,000	USD	4,569	Bank of America N.A.	03/03/23	(108)
CNH	453,000	USD	67,193	Bank of NewYork	03/03/23	(2,007)
CNH	3,961,000	USD	577,576	BNP Paribas SA	03/03/23	(7,597)
CNH	43,000	USD	6,267	Citibank N.A.	03/03/23	(79)
EUR	1,000	USD	1,069	BNP Paribas SA	03/03/23	(11)
EUR	1,000	USD	1,072	Goldman Sachs International	03/03/23	(14)
EUR	184,000	USD	197,564	JPMorgan Chase Bank N.A.	03/03/23	(2,935)
EUR	1,835,000	USD	1,946,017	State Street Bank London	03/03/23	(5,021)
HKD	405,000	USD	51,655	Bank of America N.A.	03/03/23	(56)
HKD	16,212,000	USD	2,071,493	JPMorgan Chase Bank N.A.	03/03/23	(5,993)
HKD	21,544,000	USD	2,747,848	State Street Bank London	03/03/23	(3,022)
IDR	43,125,305,000	USD	2,831,919	Morgan Stanley & Co. International PLC	03/03/23	(3,791)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	1,621,780,000	USD	19,646,502	Morgan Stanley & Co. International PLC	03/03/23	$(27,630)
KRW	720,089,000	USD	584,280	Morgan Stanley & Co. International PLC	03/03/23	(40,098)
KRW	720,089,000	USD	545,853	UBS AG	03/03/23	(1,671)
MYR	10,048,000	USD	2,245,659	Morgan Stanley & Co. International PLC	03/03/23	(6,194)
THB	219,000	USD	6,676	BNP Paribas SA	03/03/23	(479)
THB	101,791,000	USD	2,889,122	Citibank N.A.	03/03/23	(8,614)
THB	87,000	USD	2,537	Goldman Sachs International	03/03/23	(75)
THB	9,352,000	USD	274,746	HSBC Bank PLC	03/03/23	(10,101)
THB	63,000	USD	1,877	UBS AG	03/03/23	(94)
TRY	15,966,000	USD	845,388	State Street Bank London	03/03/23	(312)
TWD	50,938,000	USD	1,681,251	Morgan Stanley & Co. International PLC	03/03/23	(11,423)
USD	179,146	INR	14,818,000	Morgan Stanley & Co. International PLC	03/03/23	(109)
USD	87,293	MXN	1,635,000	Deutsche Bank AG	03/03/23	(2,051)
USD	29,832	MXN	556,000	Goldman Sachs International	03/03/23	(551)
USD	3,731	MXN	72,000	HSBC Bank PLC	03/03/23	(204)
USD	3,468,990	MXN	65,557,000	JPMorgan Chase Bank N.A.	03/03/23	(113,368)
USD	291,013	MXN	5,545,000	State Street Bank London	03/03/23	(11,993)
USD	870,207	TRY	16,627,000	BNP Paribas SA	03/03/23	(9,856)
USD	73,775	TRY	1,404,000	Citibank N.A.	03/03/23	(539)
USD	18,724	TRY	357,000	JPMorgan Chase Bank N.A.	03/03/23	(172)
ZAR	90,367,000	USD	4,922,498	BNP Paribas SA	03/03/23	(2,321)
ZAR	1,873,000	USD	107,214	JPMorgan Chase Bank N.A.	03/03/23	(5,236)
ZAR	7,100,000	USD	393,249	State Street Bank London	03/03/23	(6,678)
ZAR	56,000	USD	3,175	UBS AG	03/03/23	(126)
KRW	25,677,886,000	USD	19,539,707	Morgan Stanley & Co. International PLC	03/06/23	(121,648)
THB	116,000	USD	3,303	Barclays Bank PLC	04/04/23	(10)
THB	1,561,000	USD	44,394	BNP Paribas SA	04/04/23	(83)
USD	7,325,640	CNH	50,821,320	State Street Bank London	04/04/23	(2,131)
USD	36,877,871	HKD	289,034,000	Morgan Stanley & Co. International PLC	04/04/23	(3,221)
USD	3,705,521	MXN	68,315,000	Goldman Sachs International	04/04/23	(5,104)
USD	831,195	TRY	15,966,000	State Street Bank London	04/04/23	(288)
ZAR	3,221,000	USD	174,990	JPMorgan Chase Bank N.A.	04/04/23	(95)
BRL	1,464,000	USD	278,380	Morgan Stanley & Co. International PLC	04/06/23	(598)
INR	11,886,000	USD	143,481	Morgan Stanley & Co. International PLC	04/06/23	(53)
KRW	240,086,000	USD	182,232	Morgan Stanley & Co. International PLC	04/06/23	(251)
USD	941,342	CLP	785,738,000	Morgan Stanley & Co. International PLC	04/06/23	(3,663)
USD	2,053,249	MYR	9,208,000	Morgan Stanley & Co. International PLC	04/06/23	(2,805)
USD	20,607,960	TWD	631,737,000	Morgan Stanley & Co. International PLC	04/07/23	(4,345)

						(455,367)

						$3,042,813

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$3,498,180	$—	$—	$3,498,180

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$455,367	$—	$—	$455,367

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(1,514,572)	$—	$—	$(1,514,572)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$1,977,720	$—	$—	$1,977,720

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$142,529,311
Average amounts sold — in USD	$272,154,395

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,498,180	$455,367

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,498,180	455,367
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	3,498,180	455,367

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)

Bank of America N.A	$ 25,306	$ (164)	$—	$—		$ 25,142
Bank of NewYork	254	(254)	—	—		—
Barclays Bank PLC	10,863	(10)	—	—		10,853
BNP Paribas SA	248,698	(20,347)	—	—		228,351
Citibank N.A	235,865	(9,232)	—	—		226,633
Deutsche Bank AG	367	(367)	—	—		—
Goldman Sachs International	5,209	(5,209)	—	—		—
HSBC Bank PLC	217,594	(10,305)	—	—		207,289
JPMorgan Chase Bank N.A	1,826,271	(127,799)	—	(1,698,472)		—
Morgan Stanley & Co. International PLC	468,750	(246,372)	—	—		222,378
State Street Bank London	437,843	(29,445)	—	—		408,398

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral		Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	(b)	Assets	(c)

UBS AG	$21,160	$(1,891)	$—	$—		$19,269

	$3,498,180	$(451,395)	$—		$(1,698,472)	$1,348,313

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(d)

Bank of America N.A	$164	$(164)	$—	$—	$—
Bank of NewYork	2,007	(254)	—	—	1,753
Barclays Bank PLC	10	(10)	—	—	—
BNP Paribas SA	20,347	(20,347)	—	—	—
Citibank N.A	9,232	(9,232)	—	—	—
Deutsche Bank AG	2,051	(367)	—	—	1,684
Goldman Sachs International	5,744	(5,209)	—	—	535
HSBC Bank PLC	10,305	(10,305)	—	—	—
JPMorgan Chase Bank N.A	127,799	(127,799)	—	—	—
Morgan Stanley & Co. International PLC	246,372	(246,372)	—	—	—
State Street Bank London	29,445	(29,445)	—	—	—
UBS AG	1,891	(1,891)	—	—	—

	$455,367	$(451,395)	$—	$—	$3,972

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$136,496,698	$—	$—	$136,496,698
Short-Term Securities
Money Market Funds	1,790,000	—	—	1,790,000

	$138,286,698	$—	$—	$138,286,698

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3,498,180	$—	$3,498,180
Liabilities
Foreign Currency Exchange Contracts	—	(455,367)	—	(455,367)

	$—	$3,042,813	$—	3,042,813

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
Ambev SA	17,965,777	$45,948,630
Atacadao SA	2,112,262	5,426,453
B3 SA - Brasil, Bolsa, Balcao	23,206,876	46,764,374
Banco Bradesco SA	5,707,645	12,689,833
Banco BTG Pactual SA	4,604,055	17,763,881
Banco do Brasil SA	3,301,314	25,411,942
Banco Santander Brasil SA	1,404,560	7,600,337
BB Seguridade Participacoes SA	2,308,992	15,087,646
CCR SA	4,658,881	9,779,695
Centrais Eletricas Brasileiras SA	4,505,135	29,532,558
Cia. de Saneamento Basico do Estado de Sao Paulo	1,339,191	13,237,283
Cia. Siderurgica Nacional SA	2,682,738	8,542,005
Cosan SA	4,763,428	13,629,421
CPFL Energia SA	922,311	5,336,084
Energisa SA	740,196	5,470,052
Eneva SA(a)	2,215,946	4,837,839
Engie Brasil Energia SA	806,172	6,048,465
Equatorial Energia SA	3,935,627	19,116,407
Hapvida Participacoes e Investimentos SA(a)(b)	17,985,540	15,424,667
Hypera SA	1,677,196	13,342,733
JBS SA	3,000,624	10,998,477
Klabin SA	2,953,279	10,977,243
Localiza Rent a Car SA	2,865,345	30,369,499
Localiza Rent a Car SA, NVS	11,851	119,971
Lojas Renner SA	3,823,517	13,620,337
Magazine Luiza SA(a)	12,000,649	8,228,964
Natura & Co. Holding SA	3,469,169	10,151,500
Petro Rio SA(a)	2,795,871	17,996,706
Petroleo Brasileiro SA	14,437,828	79,284,026
Raia Drogasil SA	4,191,860	18,159,162
Rede D’Or Sao Luiz SA(b)	2,233,907	10,901,895
Rumo SA	4,980,999	17,087,116
Sendas Distribuidora SA	3,386,181	11,732,578
Suzano SA	2,872,931	26,197,123
Telefonica Brasil SA	1,925,012	14,317,770
Tim SA	3,143,552	7,361,344
TOTVS SA	2,058,253	10,728,729
Ultrapar Participacoes SA	2,877,153	7,243,098
Vale SA	14,588,191	237,737,817
Vibra Energia SA	4,546,779	12,844,524
WEG SA	6,459,191	48,313,310

		925,361,494

Chile — 0.4%
Banco de Chile	178,849,790	18,583,593
Banco de Credito e Inversiones SA	228,529	7,151,282
Banco Santander Chile	257,319,703	10,909,358
Cencosud SA	5,552,660	10,499,248
Cia. Cervecerias Unidas SA	489,228	3,733,730
Cia. Sud Americana de Vapores SA	62,191,991	5,992,084
Empresas CMPC SA	4,343,394	7,217,212
Empresas COPEC SA	1,515,509	10,949,707
Enel Americas SA	82,577,341	10,281,386
Enel Chile SA	97,980,522	4,410,901
Falabella SA	2,829,131	6,225,837

		95,954,338

China — 32.1%
360 DigiTech Inc.	410,009	8,347,783

Security	Shares	Value

China (continued)
360 Security Technology Inc., Class A	2,312,306	$3,587,921
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	605,388	1,909,950
3SBio Inc.(b)	5,741,000	5,693,007
AAC Technologies Holdings Inc.(a)	2,771,500	6,194,147
Advanced Micro-Fabrication Equipment Inc., Class A(a)	166,829	2,527,322
AECC Aviation Power Co. Ltd., Class A	664,073	4,383,185
Agricultural Bank of China Ltd., Class A	21,608,800	9,109,263
Agricultural Bank of China Ltd., Class H	108,964,000	37,777,514
Aier Eye Hospital Group Co. Ltd., Class A	1,691,605	7,594,459
Air China Ltd., Class A(a)	2,414,193	3,858,712
Air China Ltd., Class H(a)	5,834,000	5,379,138
Akeso Inc.(a)(b)	1,309,000	6,670,574
Alibaba Group Holding Ltd.(a)	56,737,856	623,630,847
Alibaba Health Information Technology Ltd.(a)(c)	18,084,000	12,948,636
Aluminum Corp. of China Ltd., Class A	4,314,900	3,433,269
Aluminum Corp. of China Ltd., Class H	14,304,000	7,304,090
Anhui Conch Cement Co. Ltd., Class A	1,104,286	4,875,784
Anhui Conch Cement Co. Ltd., Class H	4,598,000	16,880,692
Anhui Gujing Distillery Co. Ltd., Class A	100,285	3,944,619
Anhui Gujing Distillery Co. Ltd., Class B	413,700	7,111,522
Anhui Kouzi Distillery Co. Ltd., Class A	179,252	1,777,904
Anjoy Foods Group Co. Ltd., Class A	86,100	2,027,985
ANTA Sports Products Ltd.	4,706,602	62,151,756
Asymchem Laboratories Tianjin Co. Ltd., Class A	99,680	2,050,510
Autohome Inc., ADR	291,820	8,900,512
Avary Holding Shenzhen Co. Ltd., Class A	553,904	2,263,757
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,478,289	2,177,284
AviChina Industry & Technology Co. Ltd., Class H	8,512,000	4,058,401
AVICOPTER PLC, Class A	200,153	1,307,834
Baidu Inc.(a)	8,473,880	145,694,055
Bank of Beijing Co. Ltd., Class A	5,838,206	3,637,083
Bank of Chengdu Co. Ltd., Class A	1,115,395	2,306,834
Bank of China Ltd., Class A	10,672,800	4,960,534
Bank of China Ltd., Class H	301,686,000	110,643,861
Bank of Communications Co. Ltd., Class A	10,616,793	7,485,239
Bank of Communications Co. Ltd., Class H	32,401,600	19,157,703
Bank of Hangzhou Co. Ltd., Class A	1,517,645	2,649,999
Bank of Jiangsu Co. Ltd., Class A	4,005,710	4,144,221
Bank of Nanjing Co. Ltd., Class A	2,656,246	3,787,598
Bank of Ningbo Co. Ltd., Class A	1,590,479	6,749,518
Bank of Shanghai Co. Ltd., Class A	4,164,442	3,583,176
Baoshan Iron & Steel Co. Ltd., Class A	5,678,173	5,375,277
BeiGene Ltd.(a)	2,343,422	40,619,272
Beijing Capital International Airport Co. Ltd., Class H(a)	7,844,000	5,741,689
Beijing Enlight Media Co. Ltd., Class A	1,149,995	1,256,024
Beijing Enterprises Holdings Ltd.	2,034,000	6,662,715
Beijing Enterprises Water Group Ltd.	17,394,000	4,367,511
Beijing Kingsoft Office Software Inc., Class A	130,281	5,456,604
Beijing New Building Materials PLC, Class A	487,313	2,106,766
Beijing Shiji Information Technology Co. Ltd., Class A	515,386	1,231,055
Beijing Tongrentang Co. Ltd., Class A	325,500	2,292,908
Beijing United Information Technology Co. Ltd., Class A	112,300	1,305,168
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	150,693	2,750,870
Betta Pharmaceuticals Co. Ltd., Class A	167,943	1,408,020
BGI Genomics Co. Ltd., Class A	170,700	1,366,349

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bilibili Inc.(a)	722,894	$13,991,814
BOC Aviation Ltd.(b)	854,500	6,173,323
BOE Technology Group Co. Ltd., Class A	9,800,300	5,872,880
Bosideng International Holdings Ltd.	12,820,000	7,111,538
BYD Co. Ltd., Class A	420,112	15,717,934
BYD Co. Ltd., Class H	3,154,500	84,806,324
BYD Electronic International Co. Ltd.(c)	2,614,000	7,622,148
C&D International Investment Group Ltd.	2,376,000	7,674,923
Caitong Securities Co. Ltd., Class A	2,224,874	2,466,907
CGN Power Co. Ltd., Class H(b)	42,930,000	9,628,825
Changchun High & New Technology Industry Group Inc., Class A	108,094	3,064,369
Changjiang Securities Co. Ltd., Class A	2,835,835	2,306,165
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	94,000	2,040,608
Chaozhou Three-Circle Group Co. Ltd., Class A	632,130	2,893,520
China Cinda Asset Management Co. Ltd., Class H	35,033,000	4,553,357
China CITIC Bank Corp. Ltd., Class H	34,098,800	15,776,075
China Coal Energy Co. Ltd., Class H	8,151,000	6,307,554
China Communications Services Corp. Ltd., Class H	10,062,000	3,912,056
China Conch Venture Holdings Ltd.	6,414,000	12,908,021
China Construction Bank Corp., Class A	2,935,268	2,382,353
China Construction Bank Corp., Class H	367,056,760	224,373,510
China CSSC Holdings Ltd., Class A	1,224,300	4,206,016
China Eastern Airlines Corp. Ltd., Class A(a)	3,289,797	2,570,743
China Energy Engineering Corp. Ltd.	7,990,452	2,736,231
China Everbright Bank Co. Ltd., Class A	11,500,403	4,931,075
China Everbright Bank Co. Ltd., Class H	9,600,000	2,764,533
China Everbright Environment Group Ltd.	14,744,813	5,980,007
China Evergrande Group(a)(c)(d)	13,878,388	1,671,280
China Feihe Ltd.(b)	13,863,000	11,111,300
China Galaxy Securities Co. Ltd., Class A	1,311,000	1,814,102
China Galaxy Securities Co. Ltd., Class H	12,609,500	6,285,092
China Gas Holdings Ltd.	11,636,400	16,271,940
China Greatwall Technology Group Co. Ltd., Class A	1,157,873	2,166,406
China Hongqiao Group Ltd.	9,315,500	9,963,882
China International Capital Corp. Ltd., Class H(b)	5,856,000	12,608,402
China Jinmao Holdings Group Ltd.	21,724,000	4,215,572
China Jushi Co. Ltd., Class A	1,193,540	2,602,155
China Lesso Group Holdings Ltd.	4,503,000	4,749,696
China Life Insurance Co. Ltd., Class A	887,812	4,568,794
China Life Insurance Co. Ltd., Class H	27,610,000	46,835,166
China Literature Ltd.(a)(b)	1,492,400	6,389,933
China Longyuan Power Group Corp. Ltd., Class H	13,100,000	16,069,568
China Medical System Holdings Ltd.	5,413,000	8,149,013
China Meidong Auto Holdings Ltd.	2,398,000	5,162,468
China Mengniu Dairy Co. Ltd.	12,238,000	53,867,645
China Merchants Bank Co. Ltd., Class A	4,884,389	26,234,973
China Merchants Bank Co. Ltd., Class H	14,823,467	80,439,555
China Merchants Energy Shipping Co. Ltd., Class A	2,079,600	2,105,377
China Merchants Port Holdings Co. Ltd.	5,306,000	7,438,033
China Merchants Securities Co. Ltd., Class A	2,074,979	4,174,133
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,837,890	3,916,696
China Minsheng Banking Corp. Ltd., Class A	10,873,655	5,334,866
China Minsheng Banking Corp. Ltd., Class H	20,140,548	6,955,617
China National Building Material Co. Ltd., Class H	15,116,000	13,402,192

Security	Shares	Value

China (continued)
China National Chemical Engineering Co. Ltd., Class A	1,870,067	$2,426,785
China National Nuclear Power Co. Ltd., Class A	4,774,000	4,163,892
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	942,354	3,938,914
China Oilfield Services Ltd., Class H	6,828,000	7,286,106
China Overseas Land & Investment Ltd.	14,502,460	36,002,175
China Overseas Property Holdings Ltd.	4,860,000	5,671,114
China Pacific Insurance Group Co. Ltd., Class A	1,903,007	7,565,862
China Pacific Insurance Group Co. Ltd., Class H	9,736,800	25,827,451
China Petroleum & Chemical Corp., Class A	8,863,689	5,937,967
China Petroleum & Chemical Corp., Class H	96,762,800	49,366,138
China Power International Development Ltd.	21,383,000	8,479,490
China Railway Group Ltd., Class A	5,341,200	4,642,946
China Railway Group Ltd., Class H	15,870,000	8,271,231
China Resources Beer Holdings Co. Ltd.	6,228,000	46,075,187
China Resources Cement Holdings Ltd.	9,832,000	5,290,400
China Resources Gas Group Ltd.	3,598,500	15,184,498
China Resources Land Ltd.	12,153,333	54,000,499
China Resources Microelectronics Ltd.	265,800	2,071,747
China Resources Mixc Lifestyle Services Ltd.(b)	2,583,400	14,182,999
China Resources Pharmaceutical Group Ltd.(b)	5,654,000	4,650,268
China Resources Power Holdings Co. Ltd.	7,454,999	15,222,544
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	332,199	2,433,306
China Ruyi Holdings Ltd.(a)(c)	20,312,000	5,047,959
China Shenhua Energy Co. Ltd., Class A	1,746,939	7,039,404
China Shenhua Energy Co. Ltd., Class H	12,975,500	39,028,708
China Southern Airlines Co. Ltd., Class A(a)	3,488,600	3,965,168
China Southern Airlines Co. Ltd., Class H(a)(c)	6,302,000	4,595,205
China State Construction Engineering Corp. Ltd., Class A	10,158,471	8,217,569
China State Construction International Holdings Ltd.	7,988,000	9,097,268
China Taiping Insurance Holdings Co. Ltd.	5,559,860	6,571,426
China Three Gorges Renewables Group Co. Ltd., Class A	7,057,225	5,677,608
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	221,000	5,589,311
China Tourism Group Duty Free Corp. Ltd., Class A	473,132	13,458,037
China Tower Corp. Ltd., Class H(b)	170,802,000	18,497,987
China Traditional Chinese Medicine Holdings Co. Ltd.	10,918,000	5,664,878
China United Network Communications Ltd., Class A	7,889,700	5,995,679
China Vanke Co. Ltd., Class A	2,367,366	5,830,302
China Vanke Co. Ltd., Class H	6,180,831	10,806,490
China Yangtze Power Co. Ltd., Class A	5,502,615	16,759,862
China Zhenhua Group Science & Technology Co. Ltd., Class A	172,700	2,581,408
China Zheshang Bank Co. Ltd., Class A(a)	5,692,100	2,391,793
Chinasoft International Ltd.	10,940,000	7,857,010
Chongqing Brewery Co. Ltd., Class A	133,000	2,631,802
Chongqing Changan Automobile Co. Ltd., Class A	2,028,617	3,909,907
Chongqing Zhifei Biological Products Co. Ltd., Class A	386,076	4,975,357
Chow Tai Fook Jewellery Group Ltd.	7,517,800	14,570,639
CITIC Ltd.	22,408,000	24,724,080
CITIC Securities Co. Ltd., Class A	3,263,393	9,694,480
CITIC Securities Co. Ltd., Class H	7,808,600	16,542,671
CMOC Group Ltd., Class A	5,277,098	4,487,009
CMOC Group Ltd., Class H	12,201,000	6,870,355

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	562,030	$32,563,125
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	886,200	1,846,396
COSCO SHIPPING Holdings Co. Ltd., Class A	3,126,564	4,848,624
COSCO SHIPPING Holdings Co. Ltd., Class H	12,235,849	12,691,305
COSCO SHIPPING Ports Ltd.	7,570,000	4,927,916
Country Garden Holdings Co. Ltd.(c)	47,498,939	14,566,152
Country Garden Services Holdings Co. Ltd.	8,315,000	15,482,171
CRRC Corp. Ltd., Class A	6,869,300	5,634,082
CRRC Corp. Ltd., Class H	15,928,000	7,287,725
CSC Financial Co. Ltd., Class A	1,212,933	4,672,287
CSPC Pharmaceutical Group Ltd.	34,688,479	37,265,769
Dali Foods Group Co. Ltd.(b)	8,756,000	3,541,525
Daqin Railway Co. Ltd., Class A	4,010,500	3,917,664
Daqo New Energy Corp., ADR(a)(c)	230,752	10,194,623
DHC Software Co. Ltd., Class A	2,063,298	1,951,473
Dongfang Electric Corp. Ltd., Class A	695,600	1,973,992
Dongfeng Motor Group Co. Ltd., Class H	11,060,000	5,650,190
Dongxing Securities Co. Ltd., Class A	1,709,197	2,112,600
Dongyue Group Ltd.	5,805,000	6,574,085
East Money Information Co. Ltd., Class A	3,151,599	9,462,790
Ecovacs Robotics Co. Ltd., Class A	142,253	1,851,244
ENN Energy Holdings Ltd.	3,062,700	43,599,820
Eve Energy Co. Ltd., Class A	486,453	5,078,090
Everbright Securities Co. Ltd., Class A	1,005,483	2,262,369
Fangda Carbon New Material Co. Ltd., Class A(a)	1,306,834	1,257,836
Far East Horizon Ltd.(c)	6,088,000	5,385,269
First Capital Securities Co. Ltd., Class A	2,055,500	1,768,994
Flat Glass Group Co. Ltd., Class A	464,600	2,308,036
Flat Glass Group Co. Ltd., Class H	1,599,000	4,235,674
Focus Media Information Technology Co. Ltd., Class A	3,839,178	3,605,405
Foshan Haitian Flavouring & Food Co. Ltd., Class A	920,880	10,895,634
Fosun International Ltd.(c)	9,802,500	8,019,847
Foxconn Industrial Internet Co. Ltd., Class A	2,772,597	3,830,152
Fuyao Glass Industry Group Co. Ltd., Class A	504,972	2,694,537
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,331,200	10,446,912
Ganfeng Lithium Co. Ltd., Class H(b)(c)	1,368,480	9,559,232
Ganfeng Lithium Group Co. Ltd., Class A	413,073	4,297,349
GCL-Poly Energy Holdings Ltd.(a)(c)	77,726,000	20,015,559
GD Power Development Co. Ltd., Class A(a)	4,939,500	2,791,919
GDS Holdings Ltd., Class A(a)	3,518,000	8,510,269
Geely Automobile Holdings Ltd.(c)	23,255,000	30,212,373
GEM Co. Ltd., Class A	1,796,400	2,036,906
Gemdale Corp., Class A	1,096,830	1,526,436
Genscript Biotech Corp.(a)(c)	4,456,000	12,196,947
GF Securities Co. Ltd., Class A	1,470,694	3,448,561
GF Securities Co. Ltd., Class H	4,327,400	6,144,092
GigaDevice Semiconductor Inc., Class A	177,994	2,683,221
Ginlong Technologies Co. Ltd., Class A(a)	97,700	2,227,810
GoerTek Inc., Class A	889,800	2,754,273
Gotion High-tech Co. Ltd., Class A	472,823	2,007,133
Great Wall Motor Co. Ltd., Class A	645,800	3,203,977
Great Wall Motor Co. Ltd., Class H	11,670,500	15,487,429
Gree Electric Appliances Inc. of Zhuhai, Class A	746,200	3,808,503
Greentown China Holdings Ltd.	3,301,000	4,513,513
Greentown Service Group Co. Ltd.	5,022,000	3,351,005
Guangdong Haid Group Co. Ltd., Class A	442,227	4,039,600
Guangdong Investment Ltd.	11,548,110	11,669,839

Security	Shares	Value

China (continued)
Guanghui Energy Co. Ltd., Class A	1,860,200	$2,881,775
Guangzhou Automobile Group Co. Ltd., Class A	1,227,700	2,026,521
Guangzhou Automobile Group Co. Ltd., Class H	11,451,838	7,301,973
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	616,096	2,799,105
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	133,784	1,622,851
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	181,091	1,788,957
Guangzhou Tinci Materials Technology Co. Ltd., Class A	489,800	3,164,218
Guosen Securities Co. Ltd., Class A	2,325,051	3,227,800
Guotai Junan Securities Co. Ltd., Class A	2,344,040	4,818,351
H World Group Ltd., ADR	750,436	35,548,153
Haidilao International Holding Ltd.(a)(b)(c)	4,277,000	11,846,118
Haier Smart Home Co. Ltd., Class A	1,602,441	6,069,104
Haier Smart Home Co. Ltd., Class H	8,726,600	30,884,085
Haitian International Holdings Ltd.	2,738,000	7,156,494
Haitong Securities Co. Ltd., Class A	3,213,100	4,228,913
Haitong Securities Co. Ltd., Class H	9,643,200	6,205,891
Hangzhou First Applied Material Co. Ltd., Class A	362,880	3,585,419
Hangzhou Robam Appliances Co. Ltd., Class A	349,464	1,546,390
Hangzhou Silan Microelectronics Co. Ltd., Class A	377,700	1,830,738
Hangzhou Tigermed Consulting Co. Ltd., Class A	144,600	2,397,180
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	414,300	4,757,962
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,646,000	8,352,276
Henan Shuanghui Investment & Development Co. Ltd., Class A	915,600	3,485,912
Hengan International Group Co. Ltd.(c)	2,514,500	11,564,901
Hengli Petrochemical Co. Ltd., Class A	1,528,491	3,882,889
Hengyi Petrochemical Co. Ltd., Class A	1,595,549	1,862,852
Hithink RoyalFlush Information Network Co. Ltd., Class A	163,600	2,782,085
Hoshine Silicon Industry Co. Ltd., Class A	141,700	1,997,901
Hua Hong Semiconductor Ltd.(a)(b)	2,274,000	8,720,055
Huadong Medicine Co. Ltd., Class A	505,405	3,489,718
Huafon Chemical Co. Ltd., Class A	1,835,800	2,153,357
Hualan Biological Engineering Inc., Class A	546,383	1,742,767
Huaneng Power International Inc., Class A(a)	2,246,000	2,639,004
Huaneng Power International Inc., Class H(a)(c)	15,472,000	7,614,328
Huatai Securities Co. Ltd., Class A	2,354,809	4,268,627
Huatai Securities Co. Ltd., Class H(b)	5,032,200	5,664,683
Huaxia Bank Co. Ltd., Class A	3,865,160	2,902,973
Huaxin Cement Co. Ltd., Class A	467,806	1,174,398
Huayu Automotive Systems Co. Ltd., Class A	888,468	2,417,162
Huizhou Desay Sv Automotive Co. Ltd., Class A	150,600	2,467,387
Hundsun Technologies Inc., Class A	568,544	3,633,240
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,312,400	9,561,643
Iflytek Co. Ltd., Class A	631,719	4,388,251
Imeik Technology Development Co. Ltd., Class A	64,400	5,444,397
Industrial & Commercial Bank of China Ltd., Class A	15,745,762	9,741,121
Industrial & Commercial Bank of China Ltd., Class H	214,213,085	106,884,126
Industrial Bank Co. Ltd., Class A	4,901,842	11,924,535
Industrial Securities Co. Ltd., Class A	2,807,476	2,596,754
Ingenic Semiconductor Co. Ltd., Class A	133,300	1,448,497
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	12,373,300	3,652,713
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,071,400	1,953,339

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,624,370	$7,122,460
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,455,200	6,007,423
Innovent Biologics Inc.(a)(b)(c)	3,975,500	19,335,343
Inspur Electronic Information Industry Co. Ltd., Class A	646,390	3,621,107
iQIYI Inc., ADR(a)(c)	1,614,160	12,477,457
JA Solar Technology Co. Ltd., Class A	568,100	4,983,003
Jafron Biomedical Co. Ltd., Class A	246,756	1,149,852
JCET Group Co. Ltd., Class A	610,200	2,469,684
JD Health International Inc.(a)(b)	4,309,800	30,169,675
JD.com Inc., Class A	8,267,854	183,793,750
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,090,900	2,433,938
Jiangsu Expressway Co. Ltd., Class H	5,198,000	4,969,115
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	73,787	4,123,592
Jiangsu Hengli Hydraulic Co. Ltd., Class A	371,588	3,684,714
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,571,941	9,839,078
Jiangsu King’s Luck Brewery JSC Ltd., Class A	370,286	3,416,469
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	367,750	8,979,764
Jiangsu Zhongtian Technology Co. Ltd., Class A	881,824	2,037,152
Jiangxi Copper Co. Ltd., Class A	1,020,700	2,882,705
Jiangxi Copper Co. Ltd., Class H	4,069,000	6,417,107
JiuGui Liquor Co. Ltd., Class A	95,400	2,081,883
Jiumaojiu International Holdings Ltd.(b)(c)	2,865,000	6,923,003
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	300,733	1,647,965
JOYY Inc., ADR	184,303	5,787,114
Juewei Food Co. Ltd., Class A	208,014	1,568,909
Kanzhun Ltd., ADR(a)	689,117	13,885,708
KE Holdings Inc., ADR(a)	2,550,517	46,546,935
Kingboard Holdings Ltd.	2,604,000	9,296,628
Kingboard Laminates Holdings Ltd.	3,800,000	4,738,847
Kingdee International Software Group Co. Ltd.(a)(c)	10,111,000	18,892,033
Kingsoft Corp. Ltd.	3,741,200	12,352,008
Koolearn Technology Holding Ltd.(a)(b)(c)	1,532,000	8,724,598
Kuaishou Technology(a)(b)	6,728,800	45,092,818
Kunlun Energy Co. Ltd.	15,340,000	12,291,090
Kweichow Moutai Co. Ltd., Class A	289,587	75,646,809
LB Group Co. Ltd., Class A	725,000	2,282,217
Legend Biotech Corp., ADR(a)(c)	189,515	8,751,803
Lenovo Group Ltd.	27,922,000	25,127,057
Lens Technology Co. Ltd., Class A	1,394,500	2,553,869
Lepu Medical Technology Beijing Co. Ltd., Class A	613,370	2,070,586
Li Auto Inc.(a)	4,274,890	50,440,110
Li Ning Co. Ltd.	9,085,500	77,523,893
Lingyi iTech Guangdong Co., Class A(a)	3,013,780	2,482,105
Longfor Group Holdings Ltd.(b)	7,154,000	20,479,280
LONGi Green Energy Technology Co. Ltd., Class A	1,803,971	11,487,949
Lufax Holding Ltd., ADR	2,701,080	5,834,333
Luxshare Precision Industry Co. Ltd., Class A	1,721,346	7,397,936
Luzhou Laojiao Co. Ltd., Class A	346,039	12,424,749
Mango Excellent Media Co. Ltd., Class A	481,400	2,318,653
Maxscend Microelectronics Co. Ltd., Class A	145,344	2,447,529
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,462,680	1,381,296
Meituan, Class B(a)(b)	19,251,100	334,101,416
Metallurgical Corp. of China Ltd., Class A	5,316,590	2,609,170
Microport Scientific Corp.(a)(c)	2,541,000	7,208,912

Security	Shares	Value

China (continued)
Ming Yang Smart Energy Group Ltd., Class A	567,800	$2,073,982
MINISO Group Holding Ltd.	327,771	5,867,101
Minth Group Ltd.	2,974,000	7,728,213
Montage Technology Co. Ltd., Class A	310,600	2,580,043
Muyuan Foods Co. Ltd., Class A	1,257,939	8,954,185
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	546,453	1,357,975
NARI Technology Co. Ltd., Class A	1,746,645	6,598,641
NAURA Technology Group Co. Ltd., Class A	126,400	4,229,855
NavInfo Co. Ltd., Class A	812,600	1,522,586
NetEase Inc.	7,600,950	118,122,158
New China Life Insurance Co. Ltd., Class A	629,902	2,825,072
New China Life Insurance Co. Ltd., Class H	2,944,700	7,136,647
New Hope Liuhe Co. Ltd., Class A(a)	1,262,097	2,394,455
New Oriental Education & Technology Group Inc.(a)(c)	5,895,600	22,735,077
Nine Dragons Paper Holdings Ltd.(c)	6,676,000	5,440,128
Ninestar Corp., Class A	476,338	3,695,257
Ningbo Deye Technology Co. Ltd., NVS	64,000	3,043,019
Ningbo Joyson Electronic Corp., Class A(a)	434,300	982,739
Ningbo Orient Wires & Cables Co. Ltd.	178,800	1,414,988
Ningbo Shanshan Co. Ltd.	615,100	1,581,892
Ningbo Tuopu Group Co. Ltd., Class A	298,300	2,872,686
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,755,600	3,991,945
NIO Inc., ADR(a)(c)	5,216,092	48,979,104
Nongfu Spring Co. Ltd., Class H(b)	6,853,800	38,471,506
Oppein Home Group Inc., Class A	143,300	2,919,724
Orient Overseas International Ltd.(c)	500,000	8,031,613
Orient Securities Co. Ltd., Class A	2,176,134	3,193,382
Ovctek China Inc., Class A	246,900	1,222,306
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	2,296,789	1,844,758
People’s Insurance Co. Group of China Ltd. (The), Class A	2,899,400	2,177,510
People’s Insurance Co. Group of China Ltd. (The), Class H	28,562,000	9,030,466
Perfect World Co. Ltd., Class A	612,900	1,253,562
PetroChina Co. Ltd., Class A	5,071,500	3,809,268
PetroChina Co. Ltd., Class H	79,350,000	40,479,448
Pharmaron Beijing Co. Ltd., Class A	275,000	2,361,813
Pharmaron Beijing Co. Ltd., Class H(b)	727,400	4,078,968
PICC Property & Casualty Co. Ltd., Class H	26,529,192	23,301,934
Pinduoduo Inc., ADR(a)	1,919,195	168,370,977
Ping An Bank Co. Ltd., Class A	4,531,367	8,969,935
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,954,200	4,478,428
Ping An Insurance Group Co. of China Ltd., Class A	2,675,084	18,566,213
Ping An Insurance Group Co. of China Ltd., Class H	24,043,500	164,133,767
Poly Developments and Holdings Group Co. Ltd., Class A	2,842,784	6,173,994
Pop Mart International Group Ltd.(b)(c)	2,148,600	5,986,042
Postal Savings Bank of China Co. Ltd., Class A	6,883,200	4,477,257
Postal Savings Bank of China Co. Ltd., Class H(b)	30,012,000	18,031,284
Power Construction Corp. of China Ltd., Class A	3,994,300	4,126,645
Pylon Technologies Co. Ltd., NVS	105,280	4,061,982
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,302,500	4,640,006
Rongsheng Petrochemical Co. Ltd., Class A	2,610,358	5,075,992
SAIC Motor Corp. Ltd., Class A	1,995,406	4,314,613
Sangfor Technologies Inc., Class A	119,800	2,459,716
Sany Heavy Equipment International Holdings Co. Ltd.	4,778,000	4,768,336

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sany Heavy Industry Co. Ltd., Class A	2,140,752	$5,769,634
Satellite Chemical Co. Ltd., Class A	1,096,484	2,742,484
Seazen Holdings Co. Ltd., Class A(a)	510,573	1,436,825
SF Holding Co. Ltd., Class A	1,162,835	9,004,962
SG Micro Corp., Class A	101,786	2,295,288
Shaanxi Coal Industry Co. Ltd., Class A	2,583,776	7,435,509
Shandong Gold Mining Co. Ltd., Class A	1,251,736	3,420,193
Shandong Gold Mining Co. Ltd., Class H(b)	2,531,250	4,340,673
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	680,680	3,537,971
Shandong Linglong Tyre Co. Ltd., Class A	455,400	1,476,468
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,747,600	15,734,238
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	353,672	2,134,850
Shanghai Baosight Software Co. Ltd., Class A	456,080	3,247,377
Shanghai Baosight Software Co. Ltd., Class B	2,135,631	6,961,403
Shanghai Construction Group Co. Ltd., Class A	3,281,152	1,279,570
Shanghai Electric Group Co. Ltd., Class A(a)	4,788,691	2,885,660
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	553,500	2,683,866
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,840,500	5,384,599
Shanghai Fudan Microelectronics Group Co. Ltd.	341,085	3,530,550
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	941,000	3,861,185
Shanghai International Airport Co. Ltd., Class A(a)	311,598	2,631,198
Shanghai International Port Group Co. Ltd., Class A	2,959,989	2,265,507
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	161,600	1,228,263
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,314,306	3,366,621
Shanghai M&G Stationery Inc., Class A	285,737	2,227,352
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	805,800	2,290,458
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,876,500	5,072,669
Shanghai Pudong Development Bank Co. Ltd., Class A	7,263,195	7,503,144
Shanghai Putailai New Energy Technology Co. Ltd., Class A	383,715	2,773,934
Shanghai RAAS Blood Products Co. Ltd., Class A	2,453,700	2,188,959
Shanghai Rural Commercial Bank Co. Ltd.	2,503,900	2,136,206
Shanxi Coking Coal Energy Group Co. Ltd., Class A	973,300	1,822,528
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	755,100	2,424,161
Shanxi Meijin Energy Co. Ltd., Class A	1,221,800	1,651,645
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	285,300	11,613,693
Shengyi Technology Co. Ltd., Class A	794,000	2,070,937
Shennan Circuits Co. Ltd., Class A	150,340	1,724,978
Shenwan Hongyuan Group Co. Ltd., Class A	6,572,670	3,987,042
Shenzhen Dynanonic Co. Ltd.	47,700	1,551,190
Shenzhen Inovance Technology Co. Ltd., Class A	694,297	7,314,249
Shenzhen International Holdings Ltd.	5,149,000	4,475,212
Shenzhen Kangtai Biological Products Co. Ltd., Class A	293,035	1,461,319
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	286,032	12,904,536
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,310,700	1,763,113
Shenzhen Transsion Holding Co. Ltd., Class A	196,801	2,283,635

Security	Shares	Value

China (continued)
Shenzhou International Group Holdings Ltd.	3,197,000	$34,980,168
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	394,600	1,703,336
Shimao Group Holdings Ltd.(a)(c)(d)	3,384,740	862,420
Sichuan Chuantou Energy Co. Ltd., Class A	1,393,760	2,603,102
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	663,978	2,756,011
Sichuan Road & Bridge Co. Ltd., Class A	1,135,100	2,075,485
Sichuan Swellfun Co. Ltd., Class A	143,193	1,705,801
Sino Biopharmaceutical Ltd.	40,134,750	20,721,233
Sinoma Science & Technology Co. Ltd., Class A	553,500	1,832,170
Sinopharm Group Co. Ltd., Class H	5,239,600	14,033,283
Skshu Paint Co. Ltd., Class A(a)	110,640	1,948,408
Smoore International Holdings Ltd.(b)(c)	6,935,000	8,598,184
Songcheng Performance Development Co. Ltd., Class A	888,518	2,004,650
StarPower Semiconductor Ltd., Class A	45,500	1,930,618
Sunac China Holdings Ltd.(a)(d)	12,385,000	2,248,326
Sungrow Power Supply Co. Ltd., Class A	359,900	6,179,164
Sunny Optical Technology Group Co. Ltd.	2,753,700	31,314,599
Sunwoda Electronic Co. Ltd., Class A	504,200	1,565,314
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	620,300	2,600,040
Suzhou Maxwell Technologies Co. Ltd., Class A	54,900	2,895,317
TAL Education Group, ADR(a)(c)	1,694,683	11,913,622
TBEA Co. Ltd., Class A	1,033,200	3,205,065
TCL Technology Group Corp., Class A	4,329,755	2,762,835
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	800,293	5,016,608
Tencent Holdings Ltd.	23,854,000	1,047,867,902
Tencent Music Entertainment Group, ADR(a)(c)	2,719,641	20,506,093
Thunder Software Technology Co. Ltd., Class A	128,187	1,759,926
Tianma Microelectronics Co. Ltd., Class A	730,623	1,005,061
Tianqi Lithium Corp., Class A(a)	358,100	4,215,853
Tingyi Cayman Islands Holding Corp.(c)	7,554,000	12,204,101
Tongcheng Travel Holdings Ltd.(a)	4,856,400	9,639,844
Tongkun Group Co. Ltd., Class A	834,700	1,963,328
Tongwei Co. Ltd., Class A	1,061,984	6,404,773
Topchoice Medical Corp., Class A(a)	91,900	1,931,494
Topsports International Holdings Ltd.(b)	7,327,000	6,408,678
TravelSky Technology Ltd., Class H	3,798,000	7,496,910
Trina Solar Co. Ltd.	545,886	4,847,585
Trip.com Group Ltd., ADR(a)(c)	2,097,502	74,566,196
Tsingtao Brewery Co. Ltd., Class A	203,390	3,262,971
Tsingtao Brewery Co. Ltd., Class H	2,280,000	22,503,091
Unigroup Guoxin Microelectronics Co. Ltd., Class A	224,439	3,573,867
Uni-President China Holdings Ltd.	5,412,000	4,745,131
Unisplendour Corp. Ltd., Class A	856,454	3,125,294
Vinda International Holdings Ltd.	1,629,000	4,486,820
Vipshop Holdings Ltd., ADR(a)	1,637,730	24,385,800
Walvax Biotechnology Co. Ltd., Class A	413,247	2,271,478
Wanhua Chemical Group Co. Ltd., Class A	782,791	11,746,686
Want Want China Holdings Ltd.	18,883,000	11,879,511
Weibo Corp., ADR(a)(c)	266,138	5,503,734
Weichai Power Co. Ltd., Class A	2,072,444	3,703,077
Weichai Power Co. Ltd., Class H	7,164,800	10,634,326
Wens Foodstuffs Group Co. Ltd., Class A	1,737,270	4,941,426
Western Securities Co. Ltd., Class A	2,379,310	2,266,828
Western Superconducting Technologies Co. Ltd., Class A	168,866	2,201,675
Will Semiconductor Co. Ltd. Shanghai, Class A	290,370	3,590,248

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wingtech Technology Co. Ltd., Class A	318,900	$2,470,248
Wuhan Guide Infrared Co. Ltd., Class A	1,237,340	2,120,722
Wuliangye Yibin Co. Ltd., Class A	912,528	26,778,690
WUS Printed Circuit Kunshan Co. Ltd., Class A	683,523	1,611,031
WuXi AppTec Co. Ltd., Class A	661,229	7,875,030
WuXi AppTec Co. Ltd., Class H(b)(c)	1,304,670	13,919,456
Wuxi Biologics Cayman Inc., New(a)(b)	13,868,000	97,078,067
Wuxi Shangji Automation Co. Ltd., Class A	111,080	1,774,866
XCMG Construction Machinery Co. Ltd., Class A	3,398,669	3,469,048
Xiaomi Corp., Class B(a)(b)	58,796,600	89,075,800
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,444,493	2,358,805
Xinyi Solar Holdings Ltd.	18,894,000	20,202,874
XPeng Inc.(a)(c)	3,203,176	14,238,264
Xtep International Holdings Ltd.	5,161,000	5,837,769
Yadea Group Holdings Ltd.(b)	4,790,000	10,280,262
Yankuang Energy Group Co. Ltd., Class A	640,400	3,287,427
Yankuang Energy Group Co. Ltd., Class H	5,846,800	17,635,940
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	307,298	1,363,827
Yealink Network Technology Corp. Ltd., Class A	284,630	2,727,511
Yifeng Pharmacy Chain Co. Ltd., Class A	254,436	2,213,879
Yihai International Holding Ltd.(c)	1,886,000	5,490,586
Yihai Kerry Arawana Holdings Co. Ltd., Class A	373,100	2,466,838
YongXing Special Materials Technology Co. Ltd., Class A	120,100	1,583,957
Yonyou Network Technology Co. Ltd., Class A	929,751	3,115,012
YTO Express Group Co. Ltd., Class A	923,400	2,411,989
Yuexiu Property Co. Ltd.	5,139,000	7,568,449
Yum China Holdings Inc.	1,624,273	95,393,553
Yunda Holding Co. Ltd., Class A	913,004	1,674,257
Yunnan Baiyao Group Co. Ltd., Class A	490,522	4,012,927
Yunnan Energy New Material Co. Ltd., Class A	232,400	4,194,213
Zai Lab Ltd., ADR(a)	339,578	12,615,323
Zangge Mining Co. Ltd.	433,100	1,737,150
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	192,764	8,567,365
Zhaojin Mining Industry Co. Ltd., Class H(a)	4,759,000	4,997,492
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,352,298	1,487,033
Zhejiang Chint Electrics Co. Ltd., Class A	590,023	2,546,871
Zhejiang Dahua Technology Co. Ltd., Class A	974,784	2,029,822
Zhejiang Expressway Co. Ltd., Class H	5,768,000	4,652,006
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	510,004	1,521,973
Zhejiang Huayou Cobalt Co. Ltd., Class A	413,815	3,521,307
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	348,484	3,434,902
Zhejiang NHU Co. Ltd., Class A	868,587	2,369,460
Zhejiang Supcon Technology Co. Ltd.	311,331	4,388,097
Zhejiang Supor Co. Ltd., Class A	183,282	1,499,522
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	184,047	1,395,106
Zheshang Securities Co. Ltd., Class A	1,338,000	1,986,046
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,731,700	7,865,181
Zhongji Innolight Co. Ltd., Class A	304,500	1,553,267
Zhongsheng Group Holdings Ltd.(c)	2,377,000	11,873,658
Zhuzhou CRRC Times Electric Co. Ltd.	2,314,400	10,546,368
Zijin Mining Group Co. Ltd., Class A	5,456,700	8,966,603
Zijin Mining Group Co. Ltd., Class H	21,748,000	32,912,578
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,487,054	2,398,789

Security	Shares	Value

China (continued)
ZTE Corp., Class A	918,300	$4,253,050
ZTE Corp., Class H	2,561,400	7,610,195
ZTO Express Cayman Inc., ADR	1,614,811	38,852,353

		7,848,712,056

Colombia — 0.0%
Bancolombia SA	973,766	7,193,889
Interconexion Electrica SA ESP	1,761,627	6,238,921

		13,432,810

Czech Republic — 0.2%
CEZ AS	630,966	29,453,402
Komercni Banka AS	272,581	9,182,286
Moneta Money Bank AS(b)	1,253,863	4,776,539

		43,412,227

Egypt — 0.1%
Commercial International Bank Egypt SAE	9,268,992	16,069,144
Eastern Co. SAE	4,110,572	2,485,400
Egyptian Financial Group-Hermes Holding Co.(a)	1,423,920	959,972

		19,514,516

Greece — 0.4%
Alpha Services and Holdings SA(a)	8,272,943	12,944,311
Eurobank Ergasias Services and Holdings SA, Class A(a)	10,009,129	15,343,203
FF Group(a)(d)	246,892	2
Hellenic Telecommunications Organization SA	790,576	12,127,459
JUMBO SA	428,260	8,551,471
Motor Oil Hellas Corinth Refineries SA	237,298	6,294,829
Mytilineos SA	389,142	10,499,165
National Bank of Greece SA(a)	2,165,883	12,118,662
OPAP SA	686,623	10,657,037
Public Power Corp. SA(a)	842,299	7,388,290
Terna Energy SA	196,805	4,092,074

		100,016,503

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,583,967	12,028,135
OTP Bank Nyrt	844,242	25,574,512
Richter Gedeon Nyrt	418,444	8,771,283

		46,373,930

India — 13.2%
ABB India Ltd.	193,003	7,506,310
ACC Ltd.	251,715	5,268,983
Adani Enterprises Ltd.	654,895	10,794,444
Adani Green Energy Ltd.(a)	1,163,436	6,813,497
Adani Ports & Special Economic Zone Ltd.	1,862,552	13,334,398
Adani Power Ltd.(a)	2,559,952	4,521,502
Adani Total Gas Ltd.	1,021,165	8,370,493
Adani Transmission Ltd.(a)	985,328	7,645,517
Ambuja Cements Ltd.	2,318,527	9,586,274
Apollo Hospitals Enterprise Ltd.	391,841	20,847,056
Asian Paints Ltd.	1,469,124	50,215,915
AU Small Finance Bank Ltd.(b)	519,281	3,720,800
Aurobindo Pharma Ltd.	993,735	5,558,901
Avenue Supermarts Ltd.(a)(b)	624,829	25,802,862
Axis Bank Ltd.	8,668,314	88,407,080
Bajaj Auto Ltd.	265,135	11,734,220
Bajaj Finance Ltd.	1,052,495	77,717,065
Bajaj Finserv Ltd.	1,500,824	24,204,380
Bajaj Holdings & Investment Ltd.	95,588	7,227,121
Balkrishna Industries Ltd.	313,544	7,634,370
Bandhan Bank Ltd.(a)(b)	2,443,196	6,816,462

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bank of Baroda	2,759,033	$5,306,635
Berger Paints India Ltd.	979,082	6,856,994
Bharat Electronics Ltd.	14,508,753	16,592,036
Bharat Forge Ltd.	960,832	9,475,151
Bharat Petroleum Corp. Ltd.	3,248,349	12,472,155
Bharti Airtel Ltd.	8,473,793	76,029,053
Britannia Industries Ltd.	418,793	22,596,641
CG Power and Industrial Solutions Ltd.(a)	1,682,351	6,212,086
Cholamandalam Investment and Finance Co. Ltd.	1,627,800	14,882,097
Cipla Ltd.	1,868,650	20,473,168
Coal India Ltd.	5,983,926	15,584,799
Colgate-Palmolive India Ltd.	454,595	8,098,839
Container Corp. of India Ltd.	1,034,181	7,381,321
Dabur India Ltd.	2,340,480	15,069,080
Divi’s Laboratories Ltd.	508,582	17,368,484
DLF Ltd.	2,498,911	10,619,951
Dr. Reddy’s Laboratories Ltd.	444,294	23,154,430
Eicher Motors Ltd.	530,104	19,895,163
GAIL India Ltd.	8,892,473	11,038,738
Godrej Consumer Products Ltd.(a)	1,567,944	17,504,794
Godrej Properties Ltd.(a)	492,557	6,550,183
Grasim Industries Ltd.	1,042,885	19,893,416
Havells India Ltd.	985,320	14,257,183
HCL Technologies Ltd.	3,440,759	44,803,650
HDFC Life Insurance Co. Ltd.(b)	3,653,713	21,588,128
Hero MotoCorp Ltd.	420,464	12,296,107
Hindalco Industries Ltd.	5,331,571	25,719,370
Hindustan Petroleum Corp. Ltd.	2,504,484	6,524,949
Hindustan Unilever Ltd.	3,147,617	93,615,748
Housing Development Finance Corp. Ltd.	6,592,261	207,816,346
ICICI Bank Ltd.	19,616,474	202,911,141
ICICI Lombard General Insurance Co. Ltd.(b)	860,926	11,470,649
ICICI Prudential Life Insurance Co. Ltd.(b)	1,328,053	6,561,764
Indian Hotels Co. Ltd. (The)	3,033,657	11,392,834
Indian Oil Corp. Ltd.	10,483,071	9,644,773
Indian Railway Catering & Tourism Corp. Ltd.	968,882	7,131,159
Indraprastha Gas Ltd.	1,146,107	6,078,337
Indus Towers Ltd.	2,564,547	5,297,249
Info Edge India Ltd.	278,482	11,750,892
Infosys Ltd.	12,856,162	230,933,527
InterGlobe Aviation Ltd.(a)(b)	379,411	8,510,469
ITC Ltd.	11,375,214	51,810,573
Jindal Steel & Power Ltd.	1,631,205	10,835,244
JSW Steel Ltd.	2,844,361	22,956,606
Jubilant Foodworks Ltd.	1,498,571	7,981,020
Kotak Mahindra Bank Ltd.	2,123,896	44,376,453
Larsen & Toubro Infotech Ltd.(b)	345,758	19,725,374
Larsen & Toubro Ltd.	2,646,015	67,438,626
Lupin Ltd.	749,112	5,970,265
Mahindra & Mahindra Ltd.	3,362,564	51,591,965
Marico Ltd.	1,974,985	11,741,861
Maruti Suzuki India Ltd.	463,600	48,314,592
Mphasis Ltd.	324,535	7,981,094
MRF Ltd.	7,498	7,727,691
Muthoot Finance Ltd.	472,660	5,556,776
Nestle India Ltd.	128,342	28,967,624
NTPC Ltd.	15,114,253	31,174,391
Oil & Natural Gas Corp. Ltd.	9,424,255	17,292,081
Page Industries Ltd.	23,956	10,995,281
Petronet LNG Ltd.	2,955,374	7,947,002

Security	Shares	Value

India (continued)
PI Industries Ltd.	311,904	$11,685,018
Pidilite Industries Ltd.	594,015	16,517,485
Power Grid Corp. of India Ltd.	11,947,777	32,095,385
Reliance Industries Ltd.	11,650,326	326,769,891
Samvardhana Motherson International Ltd.	7,586,388	7,303,201
SBI Cards & Payment Services Ltd.	933,216	8,465,606
SBI Life Insurance Co. Ltd.(b)	1,740,440	23,577,818
Shree Cement Ltd.	41,855	13,197,374
Shriram Transport Finance Co. Ltd.	943,790	13,723,585
Siemens Ltd.	288,664	11,329,829
SRF Ltd.	583,015	15,277,705
State Bank of India	6,877,748	43,449,013
Sun Pharmaceutical Industries Ltd.	3,690,013	42,674,417
Tata Consultancy Services Ltd.	3,470,528	138,946,070
Tata Consumer Products Ltd.	2,183,493	18,881,001
Tata Elxsi Ltd.	134,567	9,967,069
Tata Motors Ltd.(a)	6,334,336	32,178,930
Tata Power Co. Ltd. (The)	5,659,705	13,858,487
Tata Steel Ltd.	28,033,231	35,256,471
Tech Mahindra Ltd.	2,048,235	27,227,483
Titan Co. Ltd.	1,365,651	39,168,834
Torrent Pharmaceuticals Ltd.	397,002	7,005,189
Trent Ltd.	752,313	11,623,494
Tube Investments of India Ltd.	403,360	13,520,267
TVS Motor Co. Ltd.	824,534	10,765,324
UltraTech Cement Ltd.	383,221	33,630,816
United Spirits Ltd.(a)	1,151,995	10,313,081
UPL Ltd.	1,932,987	16,218,226
Varun Beverages Ltd.	863,513	13,575,233
Vedanta Ltd.	2,953,522	9,586,539
Wipro Ltd.	5,201,957	24,326,555
Yes Bank Ltd.(a)	44,531,438	9,393,023
Zomato Ltd.(a)	11,104,582	7,168,804

		3,214,148,881

Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	56,507,100	11,071,020
Aneka Tambang Tbk	33,966,400	4,432,363
Astra International Tbk PT	77,499,800	31,000,509
Bank Central Asia Tbk PT	211,493,200	121,299,533
Bank Mandiri Persero Tbk PT	71,202,500	46,676,811
Bank Negara Indonesia Persero Tbk PT	28,932,276	16,639,709
Bank Rakyat Indonesia Persero Tbk PT	260,284,508	79,664,074
Barito Pacific Tbk PT	114,526,222	7,020,768
Charoen Pokphand Indonesia Tbk PT	28,223,445	9,946,563
Indah Kiat Pulp & Paper Tbk PT	10,885,800	5,654,835
Indofood CBP Sukses Makmur Tbk PT	8,727,500	5,795,780
Indofood Sukses Makmur Tbk PT	16,237,900	6,893,942
Kalbe Farma Tbk PT	82,110,115	11,358,742
Merdeka Copper Gold Tbk PT(a)	46,500,663	13,841,289
Sarana Menara Nusantara Tbk PT	92,020,400	6,334,747
Semen Indonesia Persero Tbk PT	12,955,471	6,136,490
Sumber Alfaria Trijaya Tbk PT	64,841,900	12,331,096
Telkom Indonesia Persero Tbk PT	188,941,400	48,130,151
Unilever Indonesia Tbk PT	28,569,900	7,828,543
United Tractors Tbk PT	6,638,153	12,141,519
Vale Indonesia Tbk PT(a)	10,088,400	4,512,728

		468,711,212

Kuwait — 0.9%
Agility Public Warehousing Co. KSC	5,693,599	11,176,349
Boubyan Bank KSCP	5,368,820	13,379,257

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Gulf Bank KSCP	6,365,991	$6,281,574
Kuwait Finance House KSCP	28,429,909	79,343,894
Mabanee Co. KPSC	2,578,657	6,598,078
Mobile Telecommunications Co. KSCP	7,899,839	14,382,622
National Bank of Kuwait SAKP	27,507,948	95,858,210

		227,019,984

Malaysia — 1.5%
AMMB Holdings Bhd	7,264,475	6,489,766
Axiata Group Bhd	10,360,100	7,316,934
CIMB Group Holdings Bhd	25,638,500	32,051,530
Dialog Group Bhd	13,933,512	6,987,084
DiGi.Com Bhd	11,732,200	11,239,218
Gamuda Bhd	4,176,700	3,909,112
Genting Bhd	7,959,100	8,263,676
Genting Malaysia Bhd	11,228,300	6,754,515
HAP Seng Consolidated Bhd	2,535,900	3,446,349
Hartalega Holdings Bhd	322,000	105,462
Hong Leong Bank Bhd	2,499,900	11,442,062
Hong Leong Financial Group Bhd	1,002,900	4,071,595
IHH Healthcare Bhd	6,980,900	9,006,173
Inari Amertron Bhd	10,965,900	5,982,739
IOI Corp. Bhd	9,469,820	8,082,189
Kuala Lumpur Kepong Bhd	1,674,800	7,760,439
Malayan Banking Bhd	18,101,900	35,496,065
Malaysia Airports Holdings Bhd(a)	2,812,500	4,255,915
Maxis Bhd	8,698,000	7,577,283
MISC Bhd	4,783,900	8,056,010
MR DIY Group M Bhd(b)	9,254,400	3,504,719
Nestle Malaysia Bhd	274,600	8,267,066
Petronas Chemicals Group Bhd	9,469,300	15,105,427
Petronas Dagangan Bhd	1,241,700	5,816,275
Petronas Gas Bhd	3,075,100	11,416,416
PPB Group Bhd	2,584,260	10,077,894
Press Metal Aluminium Holdings Bhd	14,534,000	16,706,544
Public Bank Bhd	53,569,950	49,300,828
QL Resources Bhd	4,551,700	5,893,120
RHB Bank Bhd	5,653,325	7,155,307
Sime Darby Bhd	10,060,773	5,089,247
Sime Darby Plantation Bhd	7,938,173	7,485,121
Telekom Malaysia Bhd	4,562,300	5,113,765
Tenaga Nasional Bhd	9,310,350	19,441,501
Top Glove Corp. Bhd(a)(c)	19,856,000	3,339,892

		362,007,238

Mexico — 2.6%
Alfa SAB de CV, Class A	11,129,347	7,262,832
America Movil SAB de CV, Series L, NVS	106,106,900	110,070,722
Arca Continental SAB de CV	1,658,536	13,997,821
Banco del Bajio SA(b)	2,701,100	10,337,005
Cemex SAB de CV, NVS(a)	58,266,473	29,170,655
Coca-Cola Femsa SAB de CV	1,951,293	14,113,853
Fibra Uno Administracion SA de CV	12,093,500	17,224,967
Fomento Economico Mexicano SAB de CV	7,351,500	67,847,637
Gruma SAB de CV, Class B	785,275	11,511,415
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,392,000	26,473,601
Grupo Aeroportuario del Sureste SAB de CV, Class B	742,145	21,287,817
Grupo Bimbo SAB de CV, Series A	5,288,300	25,102,553
Grupo Carso SAB de CV, Series A1(c)	1,863,041	8,901,541
Grupo Financiero Banorte SAB de CV, Class O	9,949,556	83,983,791

Security	Shares	Value

Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	8,574,700	$17,794,734
Grupo Mexico SAB de CV, Series B	12,106,288	54,316,682
Grupo Televisa SAB, CPO	9,036,900	9,043,568
Industrias Penoles SAB de CV(a)	560,258	6,703,254
Kimberly-Clark de Mexico SAB de CV, Class A	5,703,000	11,442,469
Operadora De Sites Mexicanos SAB de CV	5,371,100	5,486,615
Orbia Advance Corp. SAB de CV	3,948,434	8,245,821
Promotora y Operadora de Infraestructura SAB de CV	767,405	7,484,679
Wal-Mart de Mexico SAB de CV	19,956,700	78,544,091

		646,348,123

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	867,703	6,577,189
Credicorp Ltd.	269,495	34,339,053
Southern Copper Corp.	330,197	24,332,217

		65,248,459

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	7,135,130	6,959,689
ACEN Corp.	3,340,698	382,281
Ayala Corp.	946,686	10,673,500
Ayala Land Inc.	27,806,100	14,292,448
Bank of the Philippine Islands	6,542,244	12,972,646
BDO Unibank Inc.	9,136,173	20,347,835
Globe Telecom Inc.	2,745	87,952
International Container Terminal Services Inc.	4,075,000	14,700,033
JG Summit Holdings Inc.	11,653,123	10,365,809
Jollibee Foods Corp.	1,752,049	7,592,197
Manila Electric Co.	868,390	4,985,218
Metropolitan Bank & Trust Co.	6,923,825	7,273,209
Monde Nissin Corp.(b)	23,616,500	5,142,266
PLDT Inc.	335,943	7,794,461
SM Investments Corp.	919,182	14,130,221
SM Prime Holdings Inc.	42,414,925	26,069,532
Universal Robina Corp.	3,436,240	8,473,595

		172,242,892

Poland — 0.7%
Allegro.eu SA (a)(b)(c)	1,173,520	7,648,863
Bank Polska Kasa Opieki SA	700,756	14,101,433
CD Projekt SA(c)	252,600	7,514,852
Cyfrowy Polsat SA	862,911	3,342,562
Dino Polska SA(a)(b)(c)	192,749	16,091,355
KGHM Polska Miedz SA	548,968	15,655,991
LPP SA	4,355	9,198,794
mBank SA(a)(c)	55,881	4,115,346
Pepco Group NV(a)	634,552	6,285,554
PGE Polska Grupa Energetyczna SA(a)	3,570,867	5,357,459
Polski Koncern Naftowy ORLEN SA	2,261,827	33,781,671
Powszechna Kasa Oszczednosci Bank Polski SA	3,315,200	23,134,305
Powszechny Zaklad Ubezpieczen SA	2,273,963	18,696,432
Santander Bank Polska SA	139,043	9,330,427

		174,255,044

Qatar — 0.9%
Barwa Real Estate Co.	7,298,106	5,491,662
Commercial Bank PSQC (The)	11,934,861	20,081,318
Industries Qatar QSC	5,849,140	22,307,228
Masraf Al Rayan QSC	21,177,760	15,642,230
Mesaieed Petrochemical Holding Co.	18,306,608	10,526,036
Ooredoo QPSC	2,951,662	7,437,951

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Electricity & Water Co. QSC	1,797,768	$8,584,944
Qatar Fuel QSC	1,874,491	8,331,305
Qatar Gas Transport Co. Ltd.	10,166,725	10,157,057
Qatar International Islamic Bank QSC	3,404,699	9,770,632
Qatar Islamic Bank SAQ	6,325,996	32,207,092
Qatar National Bank QPSC	17,636,874	81,381,755

		231,919,210

Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,307
Gazprom PJSC(a)(d)	43,696,315	5,822
Inter RAO UES PJSC(a)(d)	121,651,300	16,209
LUKOIL PJSC(a)(d)	1,533,792	204
Magnit PJSC(a)(d)	246,156	33
Magnit PJSC, GDR(a)(d)	2	—
MMC Norilsk Nickel PJSC(a)(d)	233,757	31
Mobile TeleSystems PJSC(a)(d)	3,162,662	421
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	704
Novatek PJSC(a)(d)	3,371,230	449
Novolipetsk Steel PJSC(a)(d)	5,629,360	750
Ozon Holdings PLC, ADR(a)(d)	197,078	26
PhosAgro PJSC(a)(d)	174,249	23
PhosAgro PJSC, GDR(a)(d)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polymetal International PLC(a)(d)	1,312,267	175
Polyus PJSC(a)(d)	126,490	17
Rosneft Oil Co. PJSC(a)(d)	4,281,715	571
Sberbank of Russia PJSC(a)(d)	39,606,181	5,277
Severstal PAO(a)(d)	805,849	107
Surgutneftegas PJSC(a)(d)	26,192,370	3,490
Tatneft PJSC(a)(d)	5,175,395	690
TCS Group Holding PLC, GDR(a)(d)	445,207	59
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,523
VK Co. Ltd.(a)(d)	404,870	54
VTB Bank PJSC(a)(d)	11,783,971,998	1,570
X5 Retail Group NV, GDR(a)(d)	424,766	57
Yandex NV(a)(d)	1,127,576	150

		39,753

Saudi Arabia — 4.0%
ACWA Power Co.	320,584	11,896,816
Advanced Petrochemical Co.	512,754	6,598,651
Al Rajhi Bank(a)	7,544,590	141,089,263
Alinma Bank	3,838,526	30,075,708
Almarai Co. JSC	909,376	12,707,363
AngloGold Ashanti Ltd.	1,487,598	25,054,898
Arab National Bank	2,328,616	14,264,433
Arabian Internet & Communications Services Co.	72,521	4,777,895
Bank AlBilad(a)	1,896,987	17,996,400
Bank Al-Jazira	1,655,412	7,975,789
Banque Saudi Fransi	2,028,328	17,641,708
Bupa Arabia for Cooperative Insurance Co.	296,945	12,213,308
Dallah Healthcare Co.	146,815	5,710,119
Dar Al Arkan Real Estate Development Co.(a)	2,094,191	8,006,400
Dr Sulaiman Al Habib Medical Services Group Co.	338,794	20,907,840
Elm Co.	95,383	9,622,994
Emaar Economic City(a)	1,585,684	3,187,196
Etihad Etisalat Co.	1,251,690	13,028,996
Jarir Marketing Co.	216,066	8,506,685
Mobile Telecommunications Co.(a)	1,642,330	4,537,022
Mouwasat Medical Services Co.	194,434	9,352,210
Nahdi Medical Co.	127,973	6,345,437

Security	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.(a)	1,330,812	$4,271,322
Rabigh Refining & Petrochemical Co.(a)	1,624,176	4,378,396
Reinet Investments SCA	544,607	10,764,625
Riyad Bank	5,189,391	35,965,550
SABIC Agri-Nutrients Co.	827,983	29,453,243
Sahara International Petrochemical Co.	1,419,969	13,379,342
Saudi Arabian Mining Co.(a)	3,333,627	56,385,222
Saudi Arabian Oil Co.(b)	9,089,853	76,789,196
Saudi Basic Industries Corp.	3,421,449	80,627,287
Saudi British Bank (The)	3,267,159	28,824,982
Saudi Electricity Co.	3,197,309	18,896,809
Saudi Industrial Investment Group	1,447,747	8,620,388
Saudi Investment Bank (The)	1,967,133	8,279,077
Saudi Kayan Petrochemical Co.(a)	2,883,303	9,738,540
Saudi National Bank (The)	8,432,413	106,059,557
Saudi Research & Media Group(a)	142,565	7,067,986
Saudi Tadawul Group Holding Co.	170,824	6,491,128
Saudi Telecom Co.	5,462,103	51,112,995
Savola Group (The)	927,514	6,715,516
Yanbu National Petrochemical Co.	950,239	10,625,707

		965,943,999

South Africa — 3.3%
Absa Group Ltd.	3,005,107	32,444,934
African Rainbow Minerals Ltd.	505,357	7,000,151
Anglo American Platinum Ltd.	208,656	11,537,935
Aspen Pharmacare Holdings Ltd.	1,477,163	11,406,412
Bid Corp. Ltd.	1,299,887	28,467,985
Bidvest Group Ltd. (The)	1,115,313	14,230,944
Capitec Bank Holdings Ltd.	307,143	29,302,752
Clicks Group Ltd.(c)	955,662	13,919,934
Discovery Ltd.(a)	1,926,388	15,707,956
Exxaro Resources Ltd.	984,311	10,779,452
FirstRand Ltd.	19,380,880	69,126,992
Foschini Group Ltd. (The)	1,311,279	7,242,772
Gold Fields Ltd.	3,429,511	31,123,223
Growthpoint Properties Ltd.	13,059,937	9,557,612
Harmony Gold Mining Co. Ltd.	2,438,917	7,491,492
Impala Platinum Holdings Ltd.	3,230,202	30,160,030
Kumba Iron Ore Ltd.	257,630	6,718,442
Mr. Price Group Ltd.	999,492	8,287,103
MTN Group Ltd.	6,162,424	48,556,487
MultiChoice Group	1,442,895	11,078,039
Naspers Ltd., Class N	834,471	146,736,413
Nedbank Group Ltd.	1,772,701	22,256,978
NEPI Rockcastle NV	1,788,718	10,715,563
Northam Platinum Holdings Ltd.(a)	1,341,030	11,044,421
Old Mutual Ltd.	18,267,841	11,849,324
OUTsurance Group Ltd., NVS	2,072,579	4,030,046
Pepkor Holdings Ltd.(b)	8,006,195	8,174,035
Remgro Ltd.	2,022,303	15,392,187
Sanlam Ltd.	6,859,083	22,345,708
Sasol Ltd.	2,165,054	31,747,137
Shoprite Holdings Ltd.	1,921,195	23,264,122
Sibanye Stillwater Ltd.	10,744,834	21,694,538
Standard Bank Group Ltd.	5,085,609	50,800,205
Vodacom Group Ltd.	2,443,976	16,843,063
Woolworths Holdings Ltd.	3,900,300	16,353,014

		817,387,401

South Korea — 11.1%
Amorepacific Corp.	111,959	11,703,518

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
BGF retail Co. Ltd.	31,546	$4,314,669
Celltrion Healthcare Co. Ltd.	347,059	14,274,081
Celltrion Inc.	392,891	43,087,635
Celltrion Pharm Inc.(a)(c)	69,712	3,015,077
Cheil Worldwide Inc.	282,053	4,264,424
CJ CheilJedang Corp.	32,248	7,825,205
CJ Corp.	56,418	3,703,903
Coway Co. Ltd.(c)	221,788	8,948,220
DB Insurance Co. Ltd.	181,055	10,536,308
Doosan Bobcat Inc.	211,936	6,067,358
Doosan Enerbility Co. Ltd.(a)	1,595,852	19,588,300
Ecopro BM Co. Ltd.(c)	191,344	24,029,298
E-MART Inc.	79,619	6,734,963
F&F Co. Ltd./New(c)	69,449	7,277,784
GS Holdings Corp.	200,850	6,173,179
Hana Financial Group Inc.	1,118,982	38,378,007
Hankook Tire & Technology Co. Ltd.	284,589	8,005,361
Hanmi Pharm Co. Ltd.(a)	28,986	5,672,165
Hanon Systems	725,717	4,947,607
Hanwha Solutions Corp.(a)(d)	444,434	13,970,789
HD Hyundai Co. Ltd.	151,304	6,795,279
HLB Inc.(a)(c)	432,993	10,553,870
HMM Co. Ltd.(a)(c)	1,043,553	17,754,058
Hotel Shilla Co. Ltd.	128,837	7,801,484
HYBE Co. Ltd.(a)(c)	70,607	9,865,687
Hyundai Engineering & Construction Co. Ltd.	308,349	8,473,659
Hyundai Glovis Co. Ltd.	72,166	8,642,751
Hyundai Heavy Industries Co. Ltd.(a)	71,294	5,721,831
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	99,684	5,283,892
Hyundai Mobis Co. Ltd.	231,348	37,160,000
Hyundai Motor Co.	536,886	71,455,738
Hyundai Steel Co.	355,714	9,407,855
Iljin Materials Co. Ltd.(a)	92,381	4,435,361
Industrial Bank of Korea	1,006,589	7,893,277
Kakao Corp.	1,139,518	53,639,686
Kakao Games Corp.(a)(c)	157,990	5,848,615
Kakao Pay Corp.(a)	92,968	4,405,134
KakaoBank Corp.(a)(c)	547,336	11,009,529
Kangwon Land Inc.(a)	387,374	5,909,273
KB Financial Group Inc.	1,470,598	56,954,889
Kia Corp.	995,012	56,546,649
Korea Aerospace Industries Ltd.(a)(c)	291,982	9,941,837
Korea Electric Power Corp.(a)	998,114	13,575,135
Korea Investment Holdings Co. Ltd.(a)	161,744	7,571,921
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	164,989	10,127,224
Korea Zinc Co. Ltd.	35,591	15,715,030
Korean Air Lines Co. Ltd.	685,536	11,779,349
Krafton Inc.(a)	93,807	12,014,652
KT&G Corp.	413,020	27,715,289
Kumho Petrochemical Co. Ltd.(a)	72,098	8,572,848
L&F Co. Ltd.	91,648	18,134,158
LG Chem Ltd.	190,672	97,880,055
LG Corp.	321,617	20,010,404
LG Display Co. Ltd.(a)	900,894	10,413,234
LG Electronics Inc.	397,628	33,351,354
LG Energy Solution(a)(c)	133,731	52,825,420
LG H&H Co. Ltd.(c)	35,876	18,103,269
LG Innotek Co. Ltd.	56,387	11,782,347
LG Uplus Corp.	804,580	6,730,289

Security	Shares	Value

South Korea (continued)
Lotte Chemical Corp.	79,875	$10,753,887
Lotte Shopping Co. Ltd.(c)	46,983	3,087,991
Meritz Financial Group Inc.	262,716	8,931,228
Meritz Securities Co. Ltd.(c)	1,043,857	5,539,249
Mirae Asset Securities Co. Ltd.(c)	1,041,024	5,621,003
NAVER Corp.	504,341	79,283,408
NCSoft Corp.	61,666	20,233,412
Netmarble Corp.(a)(b)(c)	79,028	3,683,611
NH Investment & Securities Co. Ltd.(a)	524,510	3,764,869
Orion Corp./Republic of Korea	93,264	8,815,703
Pan Ocean Co. Ltd.	1,048,634	5,010,221
Pearl Abyss Corp.(a)(c)	117,097	3,959,451
POSCO Chemical Co. Ltd.	107,340	17,909,378
POSCO Holdings Inc.	265,265	63,935,022
S-1 Corp.	69,946	2,982,078
Samsung Biologics Co. Ltd.(a)(b)(c)	68,634	40,098,622
Samsung C&T Corp.	292,964	24,369,726
Samsung Electro-Mechanics Co. Ltd.	192,283	20,906,164
Samsung Electronics Co. Ltd.	18,263,463	835,642,724
Samsung Engineering Co. Ltd.(a)	619,201	12,277,038
Samsung Fire & Marine Insurance Co. Ltd.	116,960	18,969,292
Samsung Heavy Industries Co. Ltd.(a)(c)	2,445,657	10,155,370
Samsung Life Insurance Co. Ltd.(c)	300,082	15,453,719
Samsung SDI Co. Ltd.	212,255	111,513,680
Samsung SDS Co. Ltd.	122,449	11,580,639
Samsung Securities Co. Ltd.	253,703	6,420,638
SD Biosensor Inc.(c)	147,004	2,552,597
Shinhan Financial Group Co. Ltd.	1,750,624	51,407,112
SK Biopharmaceuticals Co. Ltd.(a)(c)	136,526	6,879,107
SK Bioscience Co. Ltd.(a)(c)	90,031	4,736,932
SK Hynix Inc.	2,090,289	141,271,719
SK IE Technology Co. Ltd.(a)(b)(c)	97,664	4,814,802
SK Inc.(c)	142,783	19,257,166
SK Innovation Co. Ltd.(a)	194,013	21,943,909
SK Square Co. Ltd.(a)	386,465	11,190,009
SKC Co. Ltd.(c)	87,423	6,466,163
S-Oil Corp.	175,981	10,670,305
Woori Financial Group Inc.	2,001,865	18,455,148
Yuhan Corp.	233,946	9,317,279

		2,704,180,554

Taiwan — 15.1%
Accton Technology Corp.(c)	1,926,000	17,638,720
Acer Inc.(c)	11,122,121	9,222,878
Advantech Co. Ltd.	1,633,455	18,948,128
Airtac International Group	528,526	18,449,662
ASE Technology Holding Co. Ltd.	12,575,110	43,302,060
Asia Cement Corp.	9,030,077	13,239,352
Asustek Computer Inc.(c)	2,638,968	23,902,072
AUO Corp.(c)	25,927,200	15,778,009
Catcher Technology Co. Ltd.	2,435,210	14,716,057
Cathay Financial Holding Co. Ltd.(c)	32,434,000	45,994,342
Chailease Holding Co. Ltd.	5,397,433	39,561,520
Chang Hwa Commercial Bank Ltd.	17,178,412	9,803,611
Cheng Shin Rubber Industry Co. Ltd.	6,757,128	7,572,222
China Airlines Ltd.(c)	10,825,000	7,164,319
China Development Financial Holding Corp.	59,928,588	25,803,665
China Steel Corp.(c)	45,240,313	46,540,073
Chunghwa Telecom Co. Ltd.	14,468,410	54,702,895
Compal Electronics Inc.(c)	15,653,908	12,379,877
CTBC Financial Holding Co. Ltd.	67,237,772	49,919,571

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.(c)	7,489,000	$70,064,975
E Ink Holdings Inc.(c)	3,310,000	20,945,402
E.Sun Financial Holding Co. Ltd.	49,382,510	40,302,415
Eclat Textile Co. Ltd.(c)	710,427	11,168,016
eMemory Technology Inc.	246,000	14,784,398
Eva Airways Corp.(c)	9,926,000	9,192,989
Evergreen Marine Corp. Taiwan Ltd.	3,866,324	19,757,826
Far Eastern New Century Corp.(c)	11,913,038	12,664,503
Far EasTone Telecommunications Co. Ltd.(c)	6,250,000	14,102,800
Feng TAY Enterprise Co. Ltd.	1,690,137	10,181,387
First Financial Holding Co. Ltd.	40,896,679	35,839,039
Formosa Chemicals & Fibre Corp.(c)	13,542,090	31,426,370
Formosa Petrochemical Corp.(c)	4,333,000	12,053,729
Formosa Plastics Corp.	15,847,280	47,043,723
Fubon Financial Holding Co. Ltd.(c)	28,480,022	55,690,227
Giant Manufacturing Co. Ltd.(c)	1,100,718	7,323,271
Globalwafers Co. Ltd.(c)	821,000	13,575,219
Hon Hai Precision Industry Co. Ltd.	47,695,873	157,778,020
Hotai Motor Co. Ltd.(c)	1,109,000	22,352,624
Hua Nan Financial Holdings Co. Ltd.	34,788,407	25,999,576
Innolux Corp.	35,632,251	17,068,901
Inventec Corp.(c)	9,504,281	8,256,479
Largan Precision Co. Ltd.	377,000	27,102,546
Lite-On Technology Corp.	7,730,246	17,590,402
MediaTek Inc.(c)	5,808,338	136,374,092
Mega Financial Holding Co. Ltd.(c)	42,976,666	46,883,738
Micro-Star International Co. Ltd.(c)	2,542,000	11,340,054
momo.com Inc(c)	250,600	6,440,600
Nan Ya Plastics Corp.	18,297,160	45,018,829
Nan Ya Printed Circuit Board Corp.(c)	853,000	6,465,652
Nanya Technology Corp.(c)	4,731,000	9,005,528
Nien Made Enterprise Co. Ltd.	704,000	7,495,587
Novatek Microelectronics Corp.(c)	2,208,000	29,180,047
Parade Technologies Ltd.(c)	289,000	8,986,735
Pegatron Corp.	7,470,414	16,551,349
PharmaEssentia Corp.(a)(c)	733,000	12,041,074
Pou Chen Corp.	8,112,220	8,888,926
Powerchip Semiconductor Manufacturing Corp.	11,119,000	12,095,260
President Chain Store Corp.	2,176,000	19,013,299
Quanta Computer Inc.(c)	10,232,000	26,781,901
Realtek Semiconductor Corp.	1,750,637	21,581,793
Ruentex Development Co. Ltd.	6,716,241	9,729,710
Shanghai Commercial & Savings Bank Ltd. (The)	14,976,229	23,248,356
Shin Kong Financial Holding Co. Ltd.(c)	48,279,149	14,016,445
Silergy Corp.(c)	1,214,000	22,842,722
SinoPac Financial Holdings Co. Ltd.	40,730,212	22,801,923
Synnex Technology International Corp.	5,258,834	10,730,130
Taishin Financial Holding Co. Ltd.	41,881,009	22,492,343
Taiwan Business Bank	23,200,000	10,895,024
Taiwan Cement Corp.(c)	23,683,748	30,361,875
Taiwan Cooperative Financial Holding Co. Ltd.(c)	38,393,716	33,398,365
Taiwan High Speed Rail Corp.	7,658,000	7,363,270
Taiwan Mobile Co. Ltd.(c)	6,557,600	20,773,891
Taiwan Semiconductor Manufacturing Co. Ltd.	94,287,000	1,559,873,970
Unimicron Technology Corp.(c)	4,842,000	19,998,468
Uni-President Enterprises Corp.	18,495,839	40,830,609
United Microelectronics Corp.(c)	45,484,000	74,080,014
Vanguard International Semiconductor Corp.(c)	3,485,000	10,499,414
Voltronic Power Technology Corp.	246,000	12,844,600
Walsin Lihwa Corp.	9,998,406	18,415,140

Security	Shares	Value

Taiwan (continued)
Wan Hai Lines Ltd.(c)	2,650,090	$6,858,492
Win Semiconductors Corp.(c)	1,283,000	7,041,833
Winbond Electronics Corp.(c)	11,521,000	8,625,111
Wiwynn Corp.	325,000	10,191,190
WPG Holdings Ltd.(c)	5,996,449	9,692,757
Yageo Corp.(c)	1,310,940	22,974,984
Yang Ming Marine Transport Corp.(c)	6,700,000	14,101,953
Yuanta Financial Holding Co. Ltd.	37,968,059	28,231,195
Zhen Ding Technology Holding Ltd.	2,500,075	9,152,005

		3,683,114,123

Thailand — 2.1%
Advanced Info Service PCL, NVDR	4,392,800	25,101,702
Airports of Thailand PCL, NVDR(a)	16,115,100	33,164,491
Asset World Corp. PCL, NVDR	32,823,000	5,476,942
B Grimm Power PCL, NVDR	3,565,900	3,936,733
Bangkok Dusit Medical Services PCL, NVDR	39,619,100	31,382,015
Bangkok Expressway & Metro PCL, NVDR	28,970,100	7,582,697
Banpu PCL, NVDR	22,985,900	7,089,345
Berli Jucker PCL, NVDR	4,793,200	5,219,630
BTS Group Holdings PCL, NVDR	28,310,400	6,446,849
Bumrungrad Hospital PCL, NVDR	2,249,200	13,425,486
Carabao Group PCL, NVDR(c)	1,264,100	3,612,641
Central Pattana PCL, NVDR	7,838,100	15,572,863
Central Retail Corp. PCL, NVDR	7,262,734	9,189,557
Charoen Pokphand Foods PCL, NVDR	14,276,800	8,967,064
CP ALL PCL, NVDR	22,239,000	39,004,734
Delta Electronics Thailand PCL, NVDR(c)	1,216,000	31,350,917
Electricity Generating PCL, NVDR	1,039,100	5,026,775
Energy Absolute PCL, NVDR(c)	6,597,500	14,610,315
Global Power Synergy PCL, NVDR(c)	2,772,800	5,334,203
Gulf Energy Development PCL, NVDR	11,586,700	17,218,789
Home Product Center PCL, NVDR	22,840,514	9,042,432
Indorama Ventures PCL, NVDR	6,894,380	7,165,134
Intouch Holdings PCL, NVDR	4,289,125	8,584,424
JMT Network Services PCL, NVDR	2,627,400	3,455,251
Kasikornbank PCL, NVDR	2,156,600	8,357,881
Krung Thai Bank PCL, NVDR	13,480,100	6,597,925
Krungthai Card PCL, NVDR(c)	3,640,400	6,049,180
Land & Houses PCL, NVDR	30,703,300	8,513,138
Minor International PCL, NVDR(a)	12,175,620	11,534,713
Muangthai Capital PCL, NVDR	3,020,100	2,988,656
Osotspa PCL, NVDR	5,755,900	5,250,858
PTT Exploration & Production PCL, NVDR	5,366,639	22,713,997
PTT Global Chemical PCL, NVDR	8,490,530	11,345,510
PTT Oil & Retail Business PCL, NVDR	11,634,900	7,209,683
PTT Public Company Ltd., NVDR	37,719,600	33,863,966
Ratch Group PCL, NVDR(c)	3,701,600	4,268,537
SCB X PCL, NVS(c)	3,130,400	9,208,692
SCG Packaging PCL, NVDR(c)	5,177,500	7,615,626
Siam Cement PCL (The), NVDR	2,914,400	26,959,784
Srisawad Corp. PCL, NVDR	2,817,400	4,301,688
Thai Oil PCL, NVDR	4,606,000	6,568,440
Thai Union Group PCL, NVDR	11,268,000	5,068,704
True Corp. PCL, NVDR(c)	46,994,601	6,848,150

		512,226,117

Turkey — 0.7%
Akbank TAS	11,886,892	10,991,518
Aselsan Elektronik Sanayi Ve Ticaret AS	2,800,962	8,176,303
BIM Birlesik Magazalar AS	1,718,025	12,390,914
Enka Insaat ve Sanayi AS	2	3

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS(c)	4,549,678	$10,604,649
Ford Otomotiv Sanayi AS	271,931	7,932,397
Haci Omer Sabanci Holding AS	4,248,295	9,802,026
Hektas Ticaret TAS(a)	4,186,858	7,883,753
KOC Holding AS	2,808,585	11,504,066
Koza Altin Isletmeleri AS	3,804,422	4,927,517
Pegasus Hava Tasimaciligi AS(a)	168,971	4,544,367
Sasa Polyester Sanayi AS(a)	1,621,489	9,444,733
Turk Hava Yollari AO(a)	2,181,928	16,578,577
Turkcell Iletisim Hizmetleri AS	4,440,901	7,486,239
Turkiye Is Bankasi AS, Class C	14,356,331	8,615,783
Turkiye Petrol Rafinerileri AS(a)	506,408	15,879,838
Turkiye Sise ve Cam Fabrikalari AS	5,588,650	13,982,955
Yapi ve Kredi Bankasi AS	11,297,669	5,987,189

		166,732,827

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	10,464,688	23,858,084
Abu Dhabi Islamic Bank PJSC	5,868,427	16,670,506
Abu Dhabi National Oil Co. for Distribution PJSC	11,957,902	14,063,907
Aldar Properties PJSC	14,917,236	19,062,953
Dubai Islamic Bank PJSC	11,104,193	17,343,899
Emaar Properties PJSC	23,688,914	36,078,246
Emirates NBD Bank PJSC	7,262,581	26,859,307
Emirates Telecommunications Group Co. PJSC	13,390,900	92,964,512
First Abu Dhabi Bank PJSC	16,874,173	64,649,569
Multiply Group(a)	12,803,894	13,925,057
Q Holding PJSC(a)	7,761,378	5,844,471

		331,320,511

Total Common Stocks — 97.6% (Cost: $25,603,686,317)		23,835,624,202

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	20,651,760	51,595,378
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,068,702	7,342,485
Cia Energetica de Minas Gerais, Preference Shares, NVS	5,553,221	11,116,094
Gerdau SA, Preference Shares, NVS	4,455,831	24,366,662
Itau Unibanco Holding SA, Preference Shares, NVS	18,678,367	90,725,892
Itausa SA, Preference Shares, NVS	18,911,713	29,728,753
Petroleo Brasileiro SA, Preference Shares, NVS	18,073,865	87,133,742

		302,009,006

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	556,293	49,649,496

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,749,327	11,094,770

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	25,014,400	$3,333

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	76,322	5,313,767
Series 2, Preference Shares, NVS	133,911	9,513,710
LG Chem Ltd., Preference Shares, NVS	30,627	6,793,901
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,147,856	126,934,246

		148,555,624

Total Preferred Stocks — 2.1% (Cost: $376,381,410)		511,312,229

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	274,733	1

Total Rights — 0.0% (Cost: $—)		1

Total Long-Term Investments — 99.7% (Cost: $25,980,067,727)		24,346,936,432

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	699,729,211	700,149,048

Total Short-Term Securities — 2.9% (Cost: $699,602,779)		700,149,048

Total Investments — 102.6% (Cost: $26,679,670,506)		25,047,085,480

Liabilities in Excess of Other Assets — (2.6)%		(633,821,665)

Net Assets — 100.0%		$24,413,263,815

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$794,990,945	$—	$(95,092,078	)(a)	$98,067	$152,114	$700,149,048	699,729,211	$5,045,130	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	64,750,000	—	(64,750,000	)(a)	—	—	—	—	616,785		15

					$98,067	$152,114	$700,149,048		$5,661,915		$15

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1,257	03/17/23	$60,518	$(4,365,988)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$4,365,988	$—	$—	$—	$4,365,988

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,820,228	$—	$—	$—	$2,820,228

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,862,159)	$—	$—	$—	$(1,862,159)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$52,782,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,841,061,659	$20,976,632,393	$17,930,150	$23,835,624,202
Preferred Stocks	313,103,776	198,205,120	3,333	511,312,229
Rights	—	1	—	1
Short-Term Securities
Money Market Funds	700,149,048	—	—	700,149,048

	$3,854,314,483	$21,174,837,514	$17,933,483	$25,047,085,480

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,365,988)	$—	$—	$(4,365,988)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$—	$24,346,936,432
Investments, at value — affiliated(c)	138,286,698	700,149,048
Cash	97,608	36,234,446
Cash pledged for futures contracts	—	2,106,000
Foreign currency, at value(d)	—	24,506,651
Receivables:
Investments sold	—	103,624,339
Securities lending income — affiliated	144	881,363
Dividends — unaffiliated	—	44,730,889
Dividends — affiliated	2,038	57,191
From investment adviser	2,585	—
Tax reclaims	—	249,017
Unrealized appreciation on forward foreign currency exchange contracts	3,498,180	—

Total assets	141,887,253	25,259,475,376

LIABILITIES
Cash received as collateral for OTC derivatives	1,840,000	—
Collateral on securities loaned, at value	—	699,306,911
Payables:
Investments purchased	2,984,280	112,424,732
Bank borrowings	—	20,103,165
Capital shares redeemed	3,709	—
Foreign taxes	—	360,789
Investment advisory fees	—	13,601,114
Variation margin on futures contracts	—	414,850
Unrealized depreciation on forward foreign currency exchange contracts	455,367	—

Total liabilities	5,283,356	846,211,561

NET ASSETS	$136,603,897	$24,413,263,815

NET ASSETS CONSIST OF
Paid-in capital	$173,484,174	$36,731,095,375
Accumulated loss	(36,880,277)	(12,317,831,560)

NET ASSETS	$136,603,897	$24,413,263,815

NET ASSETVALUE
Shares outstanding	5,820,000	637,650,000

Net asset value	$23.47	$38.29

Shares authorized	250 million	4 billion

Par value	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$—	$25,980,067,727
(b) Securities loaned, at value	$—	$659,189,211
(c) Investments, at cost — affiliated	$162,781,433	$699,602,779
(d) Foreign currency, at cost	$—	$24,581,882

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$220,636,472
Dividends — affiliated	2,244,973	616,785
Securities lending income — affiliated — net(a)	9,576	5,045,130
Foreign taxes withheld	—	(25,122,515)
Other foreign taxes	—	(747,430)

Total investment income	2,254,549	200,428,442

EXPENSES
Investment advisory	561,521	80,095,272
Interest expense	19,478	65,305
Commitment costs	942	26,257

Total expenses	581,941	80,186,834

Less:
Investment advisory fees waived	(581,941)	—

Total expenses after fees waived	—	80,186,834

Net investment income	2,254,549	120,241,608

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	—	1,099,434,178
Investments — affiliated	(5,755,797)	98,067
Capital gain distributions from underlying funds — affiliated	—	15
Forward foreign currency exchange contracts	(1,514,572)	—
Foreign currency transactions	—	(3,366,435)
Futures contracts	—	2,820,228
In-kind redemptions — unaffiliated(c)	—	168,790,320
In-kind redemptions — affiliated(c)	(965,465)	—

	(8,235,834)	1,267,776,373

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	(2,101,166,481)
Investments — affiliated	1,215,884	152,114
Forward foreign currency exchange contracts	1,977,720	—
Foreign currency translations	—	(195,625)
Futures contracts	—	(1,862,159)

	3,193,604	(2,103,072,151)

Net realized and unrealized loss	(5,042,230)	(835,295,778)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,787,681)	$(715,054,170)

(a) Net of securities lending income tax paid of	$—	$547,470
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(47,149)
(c) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF

	Six Months Ended		Six Months Ended
	02/28/23	Year Ended	02/28/23	Year Ended (a)
	(unaudited)	08/31/22	(unaudited)	08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,254,549	$4,332,903	$120,241,608	$671,220,251
Net realized gain (loss)	(8,235,834)	12,909,015	1,267,776,373	772,610,206
Net change in unrealized appreciation (depreciation)	3,193,604	(52,730,145)	(2,103,072,151)	(8,771,803,893)

Net decrease in net assets resulting from operations	(2,787,681)	(35,488,227)	(715,054,170)	(7,327,973,436)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(9,132,073)	(4,334,101)	(348,401,396)	(668,521,066)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,469,393)	(9,364,272)	(393,661,977)	2,883,573,948

NET ASSETS
Total decrease in net assets	(17,389,147)	(49,186,600)	(1,457,117,543)	(5,112,920,554)
Beginning of period	153,993,044	203,179,644	25,870,381,358	30,983,301,912

End of period	$136,603,897	$153,993,044	$24,413,263,815	$25,870,381,358

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(unaudited)		08/31/22	08/31/21		08/31/20		08/31/19	08/31/18

Net asset value, beginning of period	$25.20		$31.31	$27.41		$24.38		$25.70	$25.57

Net investment income(a)	0.37		0.67	0.44		0.71		0.55	0.60
Net realized and unrealized gain (loss)(b)		(0.61)	(6.12)	3.92		3.03		(1.27)	0.12

Net increase (decrease) from investment operations		(0.24)	(5.45)	4.36		3.74		(0.72)	0.72

Distributions(c)
From net investment income		(0.36)	(0.66)	(0.46)		(0.71)		(0.60)	(0.59)
From net realized gain		(1.13)	—	—		—		—	—

Total distributions		(1.49)	(0.66)	(0.46)		(0.71)		(0.60)	(0.59)

Net asset value, end of period	$23.47		$25.20	$31.31		$27.41		$24.38	$25.70

Total Return(d)
Based on net asset value	(1.03	)%(e)	(17.62)%	15.96%		15.49%		(2.72)%	2.77%

Ratios to Average Net Assets(f)
Total expenses	0.81	%(g)	0.78%	0.78%		0.78%		0.78%	0.78%

Total expenses after fees waived	0.00	%(g)	0.00%	0.00	%(h)	0.00	%(h)	0.00%	0.00%

Net investment income	3.13	%(g)	2.38%	1.41%		2.84%		2.22%	2.25%

Supplemental Data
Net assets, end of period (000)	$136,604		$153,993	$203,180		$183,626		$180,376	$344,328

Portfolio turnover rate(i)		7%	4%	6%		9%		7%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF

	Six Months Ended
	02/28/23		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/22	(a)	08/31/21 (a)	08/31/20 (a)	08/31/19 (a)	08/31/18	(a)

Net asset value, beginning of period	$39.68		$52.56		$44.56	$40.22	$43.24	$44.76

Net investment income(b)	0.20		1.09	(c)	0.75	0.98	0.90	0.83	(c)
Net realized and unrealized gain (loss)(d)		(1.01)	(12.88)		8.01	4.52	(3.02)	(1.36)

Net increase (decrease) from investment operations		(0.81)	(11.79)		8.76	5.50	(2.12)	(0.53)

Distributions from net investment income(e)		(0.58)	(1.09)		(0.76)	(1.16)	(0.90)	(0.99)

Net asset value, end of period	$38.29		$39.68		$52.56	$44.56	$40.22	$43.24

Total Return(f)
Based on net asset value	(2.03	)%(g)	(22.73	)%(c)	19.72%	13.82%	(4.87)%	(1.28	)%(c)

Ratios to Average Net Assets(h)
Total expenses	0.70	%(i)	0.69%		0.69%	0.70%	0.68%	0.67%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.69%		0.68%	0.70%	0.68%	0.67%

Net investment income	1.05	%(i)	2.38	%(c)	1.45%	2.38%	2.16%	1.78	%(c)

Supplemental Data
Net assets, end of period (000)	$24,413,264		$25,870,381		$30,983,302	$24,024,571	$24,631,575	$31,149,012

Portfolio turnover rate(j)		9%	21%		9%	19%	15%	16%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2022 and August 31, 2018:

• Net investment income per share by $ — and $0.02, respectively.

• Total return by 0.01% and 0.07%, respectively.

• Ratio of net investment income to average net assets by 0.01% and 0.04%, respectively.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets(a)	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Emerging Markets
Barclays Capital, Inc.	$1,461,574	$(1,461,574)	$—		$—
BofA Securities, Inc.	32,203,649	(32,203,649)	—		—
Citigroup Global Markets Ltd.	9,208,516	(9,208,516)	—		—
Citigroup Global Markets, Inc.	45,902,449	(45,902,449)	—		—
Goldman Sachs & Co. LLC	52,909,244	(52,909,244)	—		—
Goldman Sachs International	42,411,232	(42,411,232)	—		—
HSBC Bank PLC	9,926,929	(9,926,929)	—		—
J.P. Morgan Securities LLC	103,136,119	(103,136,119)	—		—
J.P. Morgan Securities PLC	31,909,282	(31,909,282)	—		—
Jefferies LLC	504,607	(504,607)	—		—
Macquarie Bank Ltd.	58,104,379	(58,104,379)	—		—
Morgan Stanley	267,993,566	(267,993,566)	—		—
Nomura Securities International, Inc.	897,684	(897,684)	—		—
SG Americas Securities LLC	645,431	(645,431)	—		—
State Street Bank & Trust Co.	660,496	(660,496)	—		—
UBS AG	1,161,915	(1,161,915)	—		—
Virtu Americas LLC	152,139	(152,139)	—		—

	$659,189,211	$(659,189,211)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Currency Hedged MSCI Emerging Markets	$581,941

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Currency Hedged MSCI Emerging Markets	$3,477
MSCI Emerging Markets	1,300,189

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Emerging Markets	$31,752,488	$34,494,783	$(45,574,554)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI Emerging Markets	$10,316,095	$17,015,401
MSCI Emerging Markets	2,303,701,208	2,133,819,707

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI Emerging Markets	$38,215,152	$43,283,531
MSCI Emerging Markets	318,398,233	1,021,714,146

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI Emerging Markets	$12,846,992,803

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI Emerging Markets	$164,806,901	$3,498,180	$(26,975,570)	$(23,477,390)
MSCI Emerging Markets	25,838,743,037	3,163,643,423	(3,959,666,968)	(796,023,545)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Emerging Markets	$62,882,000	$2,667,492	4.29%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Emerging Markets
Shares sold	1,550,000	$38,262,636	2,150,000	$61,374,135
Shares redeemed	(1,840,000)	(43,732,029)	(2,530,000)	(70,738,407)

	(290,000)	$(5,469,393)	(380,000)	$(9,364,272)

MSCI Emerging Markets
Shares sold	59,400,000	$2,370,870,587	65,250,000	$2,993,594,824
Shares redeemed	(73,800,000)	(2,764,532,564)	(2,700,000)	(110,020,876)

	(14,400,000)	$(393,661,977)	62,550,000	$2,883,573,948

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Emerging Markets ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	41

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged MSCI Emerging Markets	$0.365247	$1.125582	$—	$1.490829	24%	76%	—%	100%

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ

•  iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

•  iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX

•  iShares MSCI Emerging Markets Multifactor ETF | EMGF | Cboe BZX

•  iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® ESG Aware MSCI EM ETF

Investment Objective

The iShares ESG Aware MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.89)%	(16.85)%	(2.18)%	5.01%	(16.85)%	(10.44)%	38.56%
Fund Market	(1.34)	(17.66)	(2.06)	5.01	(17.66)	(9.87)	38.56
Index	(2.45)	(17.17)	(1.95)	5.48	(17.17)	(9.36)	42.77

The inception date of the Fund was June 28, 2016. The first day of secondary market trading was June 30, 2016.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.10	$ 1.23		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	25.2%
Information Technology	20.1
Consumer Discretionary	13.7
Communication Services	11.8
Materials	6.5
Consumer Staples	5.7
Industrials	4.9
Energy	4.6
Health Care	4.3
Utilities	1.8
Real Estate	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	30.7%
Taiwan	16.3
India	12.8
South Korea	12.2
South Africa	4.4
Brazil	4.3
Saudi Arabia	3.1
Thailand	2.9
Malaysia	2.8
Mexico	2.3
Indonesia	2.0
United Arab Emirates	1.5
Other (each representing less than 1%)	4.7

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.56)%	(14.62)%	(0.29)%	1.53%	(14.62)%	(1.42)%	8.91%
Fund Market	(0.74)	(15.86)	(0.16)	1.54	(15.86)	(0.82)	8.95
Index	(2.01)	(14.92)	0.10	1.98	(14.92)	0.51	11.65

The inception date of the Fund was July 18, 2017. The first day of secondary market trading was July 20, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 984.40	$ 1.23		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	26.8%
Financials	24.5
Materials	11.1
Consumer Staples	6.6
Consumer Discretionary	6.4
Industrials	6.2
Communication Services	5.9
Energy	5.8
Health Care	2.8
Utilities	2.6
Real Estate	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Taiwan	22.2%
India	19.5
South Korea	17.3
Brazil	7.4
Saudi Arabia	5.9
South Africa	5.0
Mexico	3.9
Thailand	3.1
Indonesia	2.8
Malaysia	2.2
United Arab Emirates	2.0
Qatar	1.4
Kuwait	1.4
Poland	1.1
Philippines	1.1
Turkey	1.0
Other (each representing less than 1%)	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF

Investment Objective

The iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.85)%	(12.60)%	(0.75)%	1.05%	(12.60)%	(3.67)%	11.03%
Fund Market	(2.25)	(13.78)	(0.64)	0.99	(13.78)	(3.16)	10.33
Index	(2.10)	(12.44)	(0.35)	1.35	(12.44)	(1.73)	14.30

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.50	$ 1.23		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	24.7%
Information Technology	15.8
Communication Services	14.5
Consumer Staples	11.7
Health Care	8.7
Consumer Discretionary	8.3
Materials	4.8
Industrials	4.1
Utilities	3.9
Real Estate	1.8
Energy	1.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	26.1%
Taiwan	19.0
India	12.7
Saudi Arabia	8.8
South Korea	6.8
Thailand	6.4
Malaysia	4.6
United Arab Emirates	4.1
Kuwait	2.8
Qatar	2.6
Philippines	1.5
Other (each representing less than 1%)	4.6

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF

Investment Objective

The iShares MSCI Emerging Markets Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On December 12, 2022, the Board approved a proposal to change MSCI Emerging Markets Multifactor’s index to STOXX Emerging Markets Equity Factor Index and change the name of the Fund to iShares Emerging Markets Equity Factor ETF. The changes became effective on March 1, 2023.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(4.29	)%(a)	(15.04)%	(1.97)%	5.06%	(15.04)%	(9.48)%	42.82%
Fund Market	(3.42)		(15.82)	(1.77)	5.08	(15.82)	(8.52)	43.10
Index	(4.80)		(14.73)	(1.44)	5.53	(14.73)	(6.98)	47.59

The inception date of the Fund was December 8, 2015. The first day of secondary market trading was December 10, 2015.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.10	$ 1.80		$ 1,000.00	$ 1,023.00	$ 1.86		0.37%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	23.5%
Information Technology	22.3
Consumer Discretionary	13.9
Communication Services	9.8
Materials	6.8
Consumer Staples	6.6
Energy	5.4
Industrials	5.3
Health Care	2.8
Utilities	2.6
Real Estate	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.4%
India	17.1
Taiwan	15.7
South Korea	11.9
Brazil	4.9
Saudi Arabia	3.4
Mexico	2.6
South Africa	2.5
Indonesia	2.3
United Arab Emirates	1.8
Thailand	1.4
Turkey	1.1
Qatar	1.0
Other (each representing less than 1%)	4.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Global Min Vol Factor ETF

Investment Objective

The iShares MSCI Global MinVol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1Year	5Years	10 Years	1Year	5Years	10 Years

Fund NAV	(0.68)%	(6.07)%	4.44%	7.03%	(6.07)%	24.24%	97.28%
Fund Market	(0.71)	(6.19)	4.44	6.98	(6.19)	24.25	96.34
Index	(0.97)	(6.19)	4.29	6.82	(6.19)	23.37	93.36

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 993.20	$ 0.99		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	17.4%
Information Technology	15.7
Financials	13.9
Consumer Staples	12.5
Communication Services	12.3
Industrials	8.5
Utilities	7.5
Consumer Discretionary	5.5
Materials	4.2
Energy	1.8
Real Estate	0.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	54.7%
Japan	10.7
China	8.1
Taiwan	5.2
India	4.6
Switzerland	4.1
Hong Kong	2.1
Canada	1.9
Saudi Arabia	1.4
Singapore	1.1
Other (each representing less than 1%)	6.1

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.7%
Atacadao SA	1,502,879	$3,860,933
B3 SA - Brasil, Bolsa, Balcao	5,334,093	10,748,776
Banco do Brasil SA	1,351,437	10,402,718
Banco Santander Brasil SA	1,158,224	6,267,367
CCR SA	3,668,744	7,701,248
Cosan SA	3,323,650	9,509,837
Localiza Rent a Car SA	1,133,066	12,009,251
Localiza Rent a Car SA, NVS	4,452	45,069
Lojas Renner SA	2,555,915	9,104,817
Natura & Co. Holding SA	1,769,076	5,176,679
Petroleo Brasileiro SA	1,784,251	9,798,053
Rumo SA	1,530,421	5,250,048
TOTVS SA	779,958	4,065,563
Ultrapar Participacoes SA	3,763,188	9,473,649
Vibra Energia SA	1,570,090	4,435,460
WEG SA	761,719	5,697,489

		113,546,957

Chile — 0.4%
Empresas COPEC SA	588,177	4,249,639
Enel Americas SA	114,680,329	14,278,405

		18,528,044

China — 30.6%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	1,453,900	4,586,937
3SBio Inc.(a)	6,919,000	6,861,159
AAC Technologies Holdings Inc.(b)	2,613,000	5,839,908
Agricultural Bank of China Ltd., Class A	12,606,500	5,314,797
Agricultural Bank of China Ltd., Class H	11,559,000	4,005,463
Akeso Inc.(a)(b)	1,114,000	5,676,867
Alibaba Group Holding Ltd.(b)	10,067,268	110,653,791
Alibaba Health Information Technology Ltd.(b)	9,718,000	6,958,352
Baidu Inc.(b)	1,730,562	29,754,091
Bank of China Ltd., Class H	12,527,000	4,594,299
Bank of Communications Co. Ltd., Class A	6,436,800	4,538,186
BeiGene Ltd.(b)	264,281	4,580,866
Bosideng International Holdings Ltd.	8,382,000	4,649,681
BYD Co. Ltd., Class A	257,955	9,651,044
BYD Co. Ltd., Class H	634,000	17,044,606
China Construction Bank Corp., Class A	7,681,200	6,234,296
China Construction Bank Corp., Class H	77,029,000	47,086,089
China International Capital Corp. Ltd., Class A	791,713	4,772,871
China International Capital Corp. Ltd., Class H(a)	3,301,600	7,108,590
China Medical System Holdings Ltd.	5,911,000	8,898,728
China Mengniu Dairy Co. Ltd.	3,787,000	16,669,126
China Merchants Bank Co. Ltd., Class A	1,208,740	6,492,370
China Merchants Bank Co. Ltd., Class H	3,705,500	20,107,899
China Resources Beer Holdings Co. Ltd.	1,342,000	9,928,212
China Resources Gas Group Ltd.	2,341,000	9,878,258
China Resources Land Ltd.	3,694,000	16,413,427
China Resources Pharmaceutical Group Ltd.(a)	7,018,500	5,767,234
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	178,000	4,501,798
China Vanke Co. Ltd., Class H	2,454,200	4,290,894
Chow Tai Fook Jewellery Group Ltd.	3,040,000	5,886,819
CMOC Group Ltd., Class A	11,233,200	9,551,361
CMOC Group Ltd., Class H	17,424,000	9,811,414
Contemporary Amperex Technology Co. Ltd., Class A	233,603	13,534,586
Country Garden Services Holdings Co. Ltd.	2,747,000	5,114,795
CSC Financial Co. Ltd., Class A	1,159,000	4,464,534

Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	9,749,520	$10,473,891
ENN Energy Holdings Ltd.	1,221,500	17,388,964
Far East Horizon Ltd.	5,847,000	5,172,087
Fosun International Ltd.(c)	19,754,000	16,161,598
Ganfeng Lithium Group Co. Ltd., Class A	473,450	4,925,473
Geely Automobile Holdings Ltd.	5,367,000	6,972,686
GEM Co. Ltd., Class A	3,925,100	4,450,601
Greentown China Holdings Ltd.	3,171,500	4,336,445
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,061,501	4,822,711
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	331,900	4,024,912
Hansoh Pharmaceutical Group Co. Ltd.(a)	2,512,000	4,515,910
Huatai Securities Co. Ltd., Class A	3,932,102	7,127,830
Huatai Securities Co. Ltd., Class H(a)	3,784,000	4,259,600
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	593,400	4,323,285
Industrial & Commercial Bank of China Ltd., Class A	14,284,700	8,837,234
Industrial & Commercial Bank of China Ltd., Class H	44,081,000	21,994,731
Industrial Bank Co. Ltd., Class A	1,790,568	4,355,851
JD Health International Inc.(a)(b)	1,001,400	7,010,050
JD.com Inc., Class A	1,365,428	30,353,358
Jiumaojiu International Holdings Ltd.(a)	2,070,000	5,001,960
KE Holdings Inc., ADR(b)	277,778	5,069,448
Kingdee International Software Group Co. Ltd.(b)	3,716,000	6,943,210
Koolearn Technology Holding Ltd.(a)(b)	697,500	3,972,198
Kuaishou Technology(a)(b)	1,127,200	7,553,891
Kunlun Energy Co. Ltd.	5,868,000	4,701,702
Lenovo Group Ltd.	22,706,000	20,433,170
Li Auto Inc.(b)	1,516,128	17,889,036
Li Ning Co. Ltd.	1,178,500	10,055,793
Longfor Group Holdings Ltd.(a)	1,579,500	4,521,530
LONGi Green Energy Technology Co. Ltd., Class A	706,948	4,501,947
Meituan, Class B(a)(b)	3,352,630	58,184,645
Microport Scientific Corp.(b)(c)	1,524,800	4,325,915
Ming Yang Smart Energy Group Ltd., Class A	1,170,100	4,273,980
NetEase Inc.	1,658,370	25,771,810
NIO Inc., ADR(b)(c)	1,284,989	12,066,047
Nongfu Spring Co. Ltd., Class H(a)	1,735,800	9,730,069
Orient Securities Co. Ltd., Class A	3,368,852	4,943,643
Pinduoduo Inc., ADR(b)	274,098	24,046,618
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,789,900	4,101,902
Ping An Insurance Group Co. of China Ltd., Class H	4,921,000	33,593,373
Pop Mart International Group Ltd.(a)(c)	1,563,400	4,355,663
Postal Savings Bank of China Co. Ltd., Class A	10,979,800	7,141,937
Postal Savings Bank of China Co. Ltd., Class H(a)	9,221,000	5,540,000
Shandong Nanshan Aluminum Co. Ltd., Class A	8,591,800	4,462,927
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,489,600	5,632,791
Shanghai Electric Group Co. Ltd., Class A(b)	9,139,200	5,507,272
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	895,715	4,343,232
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,789,400	5,086,307
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,646,900	4,667,772
Sungrow Power Supply Co. Ltd., Class A	500,967	8,601,160
Sunny Optical Technology Group Co. Ltd.	833,600	9,479,555
TCL Technology Group Corp., Class A	11,162,400	7,122,775
Tencent Holdings Ltd.	4,213,700	185,101,072
Tianqi Lithium Corp., Class A(b)	351,800	4,141,684
Tongcheng Travel Holdings Ltd.(b)	4,446,400	8,826,003
Trip.com Group Ltd., ADR(b)(c)	237,571	8,445,649

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Unisplendour Corp. Ltd., Class A	2,289,757	$8,355,572
Vipshop Holdings Ltd., ADR(b)	544,044	8,100,815
WuXi AppTec Co. Ltd., Class A	679,689	8,094,883
WuXi AppTec Co. Ltd., Class H(a)	557,680	5,949,859
Wuxi Biologics Cayman Inc., New(a)(b)	3,550,000	24,850,529
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,752,800	4,495,223
Xinyi Solar Holdings Ltd.	3,844,000	4,110,292
XPeng Inc.(b)	1,741,696	7,741,919
Yadea Group Holdings Ltd.(a)	7,910,000	16,976,382
Yonyou Network Technology Co. Ltd., Class A	1,207,400	4,045,240
Yum China Holdings Inc.	447,175	26,262,588
Yunnan Baiyao Group Co. Ltd., Class A	633,120	5,179,511
Yunnan Energy New Material Co. Ltd., Class A	222,600	4,017,349
ZTO Express Cayman Inc., ADR	176,297	4,241,706

		1,295,290,119

Colombia — 0.1%
Bancolombia SA	744,210	5,497,999

Czech Republic — 0.2%
Moneta Money Bank AS(a)	1,792,752	6,829,414

Egypt — 0.1%
Commercial International Bank Egypt SAE	2,537,904	4,399,825

Greece — 0.5%
Mytilineos SA	232,586	6,275,238
OPAP SA	960,057	14,900,991

		21,176,229

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,786,053	13,562,711

India — 12.7%
Adani Green Energy Ltd.(b)	429,481	2,515,194
Adani Total Gas Ltd.	274,546	2,250,455
Asian Paints Ltd.	716,740	24,498,787
AU Small Finance Bank Ltd.(a)	1,277,456	9,153,345
Axis Bank Ltd.	2,052,132	20,929,445
Bajaj Finance Ltd.	262,487	19,382,248
Bandhan Bank Ltd.(a)(b)	1,953,439	5,450,051
Bharti Airtel Ltd.	1,842,858	16,534,597
Britannia Industries Ltd.	165,366	8,922,585
Cipla Ltd.	330,471	3,620,682
Colgate-Palmolive India Ltd.	459,627	8,188,487
Dabur India Ltd.	799,001	5,144,334
Eicher Motors Ltd.	217,481	8,162,210
Havells India Ltd.	490,606	7,098,871
HCL Technologies Ltd.	1,163,666	15,152,611
Hero MotoCorp Ltd.	172,565	5,046,514
Hindalco Industries Ltd.	2,358,998	11,379,750
Hindustan Unilever Ltd.	773,716	23,011,695
Housing Development Finance Corp. Ltd.	1,162,005	36,631,382
ICICI Bank Ltd.	3,520,445	36,415,184
ICICI Prudential Life Insurance Co. Ltd.(a)	782,578	3,866,632
Indian Hotels Co. Ltd. (The)	981,111	3,688,030
Info Edge India Ltd.	190,273	8,028,804
Infosys Ltd.	2,799,712	50,290,854
Kotak Mahindra Bank Ltd.	836,785	17,483,695
Mahindra & Mahindra Ltd.	611,398	9,380,706
Mahindra & Mahindra Ltd., GDR	787,322	12,164,125
Marico Ltd.	3,670,824	21,824,118

Security	Shares	Value

India (continued)
Nestle India Ltd.	28,133	$6,349,801
Power Grid Corp. of India Ltd.	2,805,752	7,537,108
Reliance Industries Ltd.	1,896,969	53,206,438
Reliance Industries Ltd., GDR(a)	7,866	437,215
Shriram Transport Finance Co. Ltd.	337,793	4,911,825
Tata Consultancy Services Ltd.	691,603	27,689,020
Tata Consumer Products Ltd.	762,633	6,594,605
Tata Elxsi Ltd.	53,264	3,945,142
Tech Mahindra Ltd.	477,582	6,348,566
Titan Co. Ltd.	156,290	4,482,622
TVS Motor Co. Ltd.	427,846	5,586,065
United Spirits Ltd.(b)	539,049	4,825,764
UPL Ltd.	649,847	5,452,373
Zomato Ltd.(b)	7,017,590	4,530,358

		538,112,293

Indonesia — 2.0%
Bank Central Asia Tbk PT	48,016,300	27,539,206
Bank Rakyat Indonesia Persero Tbk PT	12,346,300	3,780,801
Kalbe Farma Tbk PT	141,416,400	19,562,905
Merdeka Copper Gold Tbk PT(b)	19,148,700	5,699,761
Sumber Alfaria Trijaya Tbk PT	22,388,100	4,257,584
Telkom Indonesia Persero Tbk PT	63,605,500	16,202,602
Unilever Indonesia Tbk PT	18,762,900	5,141,291

		82,184,150

Kuwait — 0.5%
Kuwait Finance House KSCP	7,811,630	21,801,165

Malaysia — 2.8%
AMMB Holdings Bhd	8,104,700	7,240,386
Axiata Group Bhd	11,883,500	8,392,852
CIMB Group Holdings Bhd	10,375,000	12,970,128
DiGi.Com Bhd	4,864,100	4,659,712
Kuala Lumpur Kepong Bhd	881,500	4,084,564
Malayan Banking Bhd	9,901,300	19,415,486
Maxis Bhd(c)	11,253,900	9,803,861
Nestle Malaysia Bhd	632,400	19,038,939
Petronas Dagangan Bhd	2,111,400	9,890,056
Press Metal Aluminium Holdings Bhd	3,804,800	4,373,542
Public Bank Bhd	9,260,200	8,522,232
Sime Darby Bhd	19,256,700	9,741,011

		118,132,769

Mexico — 2.3%
Arca Continental SAB de CV	1,808,500	15,263,497
Banco del Bajio SA(a)	1,209,000	4,626,796
Cemex SAB de CV, NVS(b)	15,461,900	7,740,880
Fomento Economico Mexicano SAB de CV	2,285,600	21,094,002
Grupo Aeroportuario del Sureste SAB de CV, Class B	222,975	6,395,854
Grupo Bimbo SAB de CV, Series A	944,600	4,483,836
Grupo Financiero Banorte SAB de CV, Class O	2,581,400	21,789,491
Wal-Mart de Mexico SAB de CV	4,127,200	16,243,526

		97,637,882

Peru — 0.2%
Credicorp Ltd.	73,698	9,390,599

Philippines — 0.0%
Globe Telecom Inc.	2,570	82,345

Poland — 0.6%
Allegro.eu SA (a)(b)	832,913	5,440,039
KGHM Polska Miedz SA	309,030	8,813,211

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Polski Koncern Naftowy ORLEN SA	671,413	$10,027,935

		24,281,185

Qatar — 0.8%
Qatar Fuel QSC	474,481	2,108,863
Qatar Gas Transport Co. Ltd.	6,162,083	6,156,223
Qatar National Bank QPSC	5,053,810	23,319,775

		31,584,861

Russia — 0.0%
Gazprom PJSC(b)(d)	7,224,690	963
LUKOIL PJSC(b)(d)	725,046	96
Novatek PJSC(b)(d)	1,686,230	225
Novolipetsk Steel PJSC(b)(d)	5,130,970	684
PhosAgro PJSC(b)(d)	249,741	33
PhosAgro PJSC, New(b)(d)	4,826	48
Polymetal International PLC(b)(d)	1,747,485	233
Polyus PJSC(b)(d)	43,646	6
Rosneft Oil Co. PJSC(b)(d)	759,129	101
Sberbank of Russia PJSC(b)(d)	10,004,860	1,333
TCS Group Holding PLC, GDR(b)(d)(e)	124,025	16
Yandex NV(b)(d)	87,150	12

		3,750

Saudi Arabia — 3.1%
Al Rajhi Bank(b)	1,589,370	29,722,363
Bank AlBilad(b)	668,343	6,340,459
Banque Saudi Fransi	420,698	3,659,088
Dr Sulaiman Al Habib Medical Services Group Co.	217,048	13,394,585
Etihad Etisalat Co.	1,008,998	10,502,785
Mobile Telecommunications Co.(b)	1,542,290	4,260,656
SABIC Agri-Nutrients Co.	135,180	4,808,661
Sahara International Petrochemical Co.	1,303,518	12,282,109
Saudi Arabian Mining Co.(b)	1,042,736	17,636,916
Saudi Basic Industries Corp.	857,419	20,205,290
Saudi Investment Bank (The)	922,571	3,882,826
Savola Group (The)	615,130	4,453,750

		131,149,488

South Africa — 4.4%
Absa Group Ltd.	683,566	7,380,188
Anglo American Platinum Ltd.	69,996	3,870,530
Bidvest Group Ltd. (The)	738,658	9,424,978
Clicks Group Ltd.	419,222	6,106,283
FirstRand Ltd.	1,725,195	6,153,361
Gold Fields Ltd.	1,364,723	12,385,025
Impala Platinum Holdings Ltd.	765,535	7,147,714
Kumba Iron Ore Ltd.	353,969	9,230,758
MTN Group Ltd.	1,085,528	8,553,359
MultiChoice Group	727,252	5,583,585
Naspers Ltd., Class N	164,874	28,992,043
Nedbank Group Ltd.	348,020	4,369,532
NEPI Rockcastle NV	3,480,247	20,848,901
Old Mutual Ltd.	13,930,665	9,036,041
Standard Bank Group Ltd.	629,367	6,286,754
Vodacom Group Ltd.	3,785,734	26,090,010
Woolworths Holdings Ltd.	3,221,597	13,507,376

		184,966,438

South Korea — 11.6%
CJ CheilJedang Corp.	39,144	9,498,569
Hana Financial Group Inc.	286,928	9,840,842
Hanwha Solutions Corp.(b)(d)	111,188	3,495,196
HD Hyundai Co. Ltd.	103,834	4,663,333

Security	Shares	Value

South Korea (continued)
Kakao Corp.	366,996	$17,275,331
KB Financial Group Inc.	628,660	24,347,415
LG Chem Ltd.	32,362	16,612,792
LG Corp.	1	62
LG Display Co. Ltd.(b)	615,822	7,118,150
LG Electronics Inc.	71,104	5,963,903
NAVER Corp.	202,822	31,884,022
NCSoft Corp.	20,944	6,871,997
POSCO Chemical Co. Ltd.	24,814	4,140,146
POSCO Holdings Inc.	77,596	18,702,437
Samsung C&T Corp.	157,305	13,085,156
Samsung Electro-Mechanics Co. Ltd.	53,367	5,802,381
Samsung Electronics Co. Ltd.	3,301,254	151,048,511
Samsung Fire & Marine Insurance Co. Ltd.	52,913	8,581,756
Samsung Life Insurance Co. Ltd.	101,202	5,211,733
Samsung SDI Co. Ltd.	42,625	22,394,151
Samsung Securities Co. Ltd.	484,318	12,256,973
Shinhan Financial Group Co. Ltd.	797,606	23,421,717
SK Hynix Inc.	433,861	29,322,400
SK Inc.	237,745	32,064,707
SK Innovation Co. Ltd.(b)	94,709	10,712,095
Woori Financial Group Inc.	1,515,786	13,973,997

		488,289,772

Taiwan — 16.2%
Acer Inc.	38,302,000	31,761,447
ASE Technology Holding Co. Ltd.	1,398,000	4,813,976
Asustek Computer Inc.	846,000	7,662,523
AUO Corp.	7,608,200	4,629,974
Cathay Financial Holding Co. Ltd.	15,999,769	22,689,118
Chailease Holding Co. Ltd.	734,129	5,380,939
China Steel Corp.	7,453,000	7,667,126
Chunghwa Telecom Co. Ltd.	1,190,000	4,499,212
CTBC Financial Holding Co. Ltd.	23,358,000	17,341,761
Delta Electronics Inc.	2,707,000	25,325,930
E.Sun Financial Holding Co. Ltd.	44,620,254	36,415,808
Eva Airways Corp.	4,614,000	4,273,267
Evergreen Marine Corp. Taiwan Ltd.	982,600	5,021,317
Far EasTone Telecommunications Co. Ltd.	7,982,000	18,010,968
First Financial Holding Co. Ltd.	51,825,722	45,416,501
Fubon Financial Holding Co. Ltd.	10,888,559	21,291,638
Hotai Motor Co. Ltd.	245,000	4,938,136
Lite-On Technology Corp.	2,047,000	4,658,009
MediaTek Inc.	1,006,000	23,619,895
Mega Financial Holding Co. Ltd.	17,887,625	19,513,815
Shanghai Commercial & Savings Bank Ltd. (The)	6,244,760	9,694,056
SinoPac Financial Holdings Co. Ltd.	40,448,000	22,643,933
Taishin Financial Holding Co. Ltd.	22,355,507	12,006,104
Taiwan Semiconductor Manufacturing Co. Ltd.	18,385,000	304,159,460
United Microelectronics Corp.	11,373,000	18,523,261
Voltronic Power Technology Corp.	86,000	4,490,389

		686,448,563

Thailand — 2.9%
Advanced Info Service PCL, NVDR	3,092,300	17,670,277
Asset World Corp. PCL, NVDR	56,887,700	9,492,447
Bangkok Dusit Medical Services PCL, NVDR	17,532,800	13,887,610
BTS Group Holdings PCL, NVDR	57,455,800	13,083,844
Bumrungrad Hospital PCL, NVDR	691,000	4,124,583
Delta Electronics Thailand PCL, NVDR	351,600	9,064,953
Intouch Holdings PCL, NVDR	4,905,300	9,817,661

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Muangthai Capital PCL, NVDR	3,738,100	$3,702,005
PTT Exploration & Production PCL, NVDR	4,323,000	18,296,854
PTT Public Company Ltd., NVDR	15,902,600	14,277,063
Siam Cement PCL (The), NVDR(c)	745,600	6,897,205

		120,314,502

Turkey — 0.6%
Akbank TAS	5,224,946	4,831,379
Aselsan Elektronik Sanayi Ve Ticaret AS	1,966,496	5,740,409
Haci Omer Sabanci Holding AS	2,806,090	6,475,478
Yapi ve Kredi Bankasi AS	16,998,066	9,008,109

		26,055,375

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	7,832,371	17,856,755
Abu Dhabi Islamic Bank PJSC	1,621,193	4,605,341
Emirates Telecommunications Group Co. PJSC	3,005,482	20,865,152
First Abu Dhabi Bank PJSC	5,311,543	20,349,973

		63,677,221

Total Common Stocks — 97.1% (Cost: $4,292,788,426)		4,102,943,656

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	4,353,516	10,876,618
Cia Energetica de Minas Gerais, Preference
Shares, NVS	7,983,655	15,981,187
Gerdau SA, Preference Shares, NVS	1,366,222	7,471,170
Itau Unibanco Holding SA, Preference Shares, NVS	2,940,677	14,283,665
Petroleo Brasileiro SA, Preference Shares, NVS	3,876,087	18,686,538

		67,299,178

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	106,073	9,467,081

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	1,119,544	7,100,493

Security	Shares	Value

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	681,510	$27,481,231

Total Preferred Stocks — 2.6% (Cost: $115,795,208)		111,347,983

Total Long-Term Investments — 99.7% (Cost: $4,408,583,634)		4,214,291,639

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	18,154,985	18,165,878

Total Short-Term Securities — 0.4% (Cost: $18,155,676)		18,165,878

Total Investments — 100.1% (Cost: $4,426,739,310)		4,232,457,517

Liabilities in Excess of Other Assets — (0.1)%		(5,474,120)

Net Assets — 100.0%		$4,226,983,397

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,472,414	$—	$(5,316,310	)(a)	$11,796	$(2,022)	$18,165,878	18,154,985	$306,824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,610,000	—	(5,610,000	)(a)	—	—	—	—	80,326		1

					$11,796	$(2,022)	$18,165,878		$387,150		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	205	03/17/23	$9,870	$(297,984)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$297,984	$—	$—	$—	$297,984

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$95,681	$—	$—	$—	$95,681

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(324,868)	$—	$—	$—	$(324,868)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,243,738

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$433,739,309	$3,665,705,401	$3,498,946	$4,102,943,656
Preferred Stocks	74,399,671	36,948,312	—	111,347,983
Short-Term Securities
Money Market Funds	18,165,878	—	—	18,165,878

	$526,304,858	$3,702,653,713	$3,498,946	$4,232,457,517

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(297,984)	$—	$—	$(297,984)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.6%
Ambev SA	3,415,199	$8,734,591
Atacadao SA	478,562	1,229,438
B3 SA - Brasil, Bolsa, Balcao	4,482,733	9,033,194
Banco Bradesco SA	1,123,905	2,498,783
Banco BTG Pactual SA	864,357	3,334,959
Banco do Brasil SA	622,636	4,792,755
Banco Santander Brasil SA	256,620	1,388,619
BB Seguridade Participacoes SA	504,248	3,294,908
CCR SA	875,493	1,837,792
Centrais Eletricas Brasileiras SA	883,144	5,789,283
Cia. de Saneamento Basico do Estado de Sao Paulo	249,964	2,470,778
Cia. Siderurgica Nacional SA	473,562	1,507,851
Cosan SA	911,460	2,607,927
CPFL Energia SA	181,373	1,049,344
Energisa SA	143,509	1,060,532
Eneva SA(a)	585,084	1,277,352
Engie Brasil Energia SA	146,419	1,098,538
Equatorial Energia SA	735,422	3,572,144
Hapvida Participacoes e Investimentos SA(a)(b)	3,333,276	2,858,667
Hypera SA	307,960	2,449,939
JBS SA	568,577	2,084,060
Klabin SA	567,089	2,107,852
Localiza Rent a Car SA	544,808	5,774,364
Localiza Rent a Car SA, NVS	2,284	23,122
Lojas Renner SA	714,170	2,544,055
Magazine Luiza SA(a)	2,259,477	1,549,346
Natura & Co. Holding SA	639,216	1,870,477
Petro Rio SA(a)	529,286	3,406,954
Petroleo Brasileiro SA	2,724,569	14,961,724
Raia Drogasil SA	777,876	3,369,763
Rede D’Or Sao Luiz SA(b)	422,665	2,062,686
Rumo SA	940,368	3,225,895
Sendas Distribuidora SA	678,148	2,349,675
Suzano SA	546,726	4,985,378
Telefonica Brasil SA	354,225	2,634,639
Tim SA	598,603	1,401,765
TOTVS SA	375,241	1,955,959
Ultrapar Participacoes SA	555,441	1,398,297
Vale SA	2,778,608	45,281,845
Vibra Energia SA	865,986	2,446,386
WEG SA	1,219,450	9,121,214
XP Inc.(a)	1	12

		176,442,862

Chile — 0.6%
Banco de Chile	32,742,492	3,402,146
Banco de Credito e Inversiones SA	41,938	1,312,352
Banco Santander Chile	47,600,487	2,018,076
Cencosud SA	1,012,269	1,914,049
Cia. Cervecerias Unidas SA	98,673	753,061
Cia. Sud Americana de Vapores SA	11,250,036	1,083,920
Empresas CMPC SA	822,608	1,366,889
Empresas COPEC SA	292,628	2,114,267
Enel Americas SA	15,398,165	1,917,166
Enel Chile SA	21,404,570	963,594
Falabella SA	569,638	1,253,556

		18,099,076

Colombia — 0.1%
Bancolombia SA	185,797	1,372,612

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA ESP	325,427	$1,152,522

		2,525,134

Czech Republic — 0.3%
CEZ AS(c)	117,676	5,493,099
Komercni Banka AS	54,913	1,849,824
Moneta Money Bank AS(b)	215,374	820,458

		8,163,381

Egypt — 0.1%
Commercial International Bank Egypt SAE	1,773,810	3,075,157
Eastern Co. SAE	751,638	454,468
Egyptian Financial Group-Hermes Holding Co.(a)	426,310	287,408

		3,817,033

Greece — 0.6%
Alpha Services and Holdings SA(a)	1,552,475	2,429,090
Eurobank Ergasias Services and Holdings SA, Class A(a)	1,858,527	2,848,975
Hellenic Telecommunications Organization SA	142,126	2,180,217
JUMBO SA	80,886	1,615,127
Motor Oil Hellas Corinth Refineries SA	41,666	1,105,279
Mytilineos SA(c)	75,029	2,024,304
National Bank of Greece SA(a)	381,160	2,132,686
OPAP SA	141,633	2,198,278
Public Power Corp. SA(a)	160,888	1,411,241
Terna Energy SA	47,289	983,258

		18,928,455

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	309,944	2,353,615
OTP Bank Nyrt	161,748	4,899,811
Richter Gedeon Nyrt	101,106	2,119,350

		9,372,776

India — 19.4%
ABB India Ltd.	39,026	1,517,807
ACC Ltd.	48,091	1,006,657
Adani Enterprises Ltd.	125,121	2,062,333
Adani Green Energy Ltd.(a)	223,674	1,309,915
Adani Ports & Special Economic Zone Ltd.	373,549	2,674,315
Adani Power Ltd.(a)	507,193	895,827
Adani Total Gas Ltd.	194,137	1,591,342
Adani Transmission Ltd.(a)	190,515	1,478,275
Ambuja Cements Ltd.	437,613	1,809,372
Apollo Hospitals Enterprise Ltd.	73,358	3,902,854
Asian Paints Ltd.	279,792	9,563,530
AU Small Finance Bank Ltd.(b)	118,150	846,579
Aurobindo Pharma Ltd.	193,150	1,080,471
Avenue Supermarts Ltd.(a)(b)	119,374	4,929,654
Axis Bank Ltd.	1,657,524	16,904,886
Bajaj Auto Ltd.	50,922	2,253,682
Bajaj Finance Ltd.	199,152	14,705,542
Bajaj Finserv Ltd.	279,530	4,508,090
Bajaj Holdings & Investment Ltd.	19,326	1,461,181
Balkrishna Industries Ltd.	56,335	1,371,681
Bandhan Bank Ltd.(a)(b)	449,303	1,253,545
Bank of Baroda	741,543	1,426,260
Berger Paints India Ltd.	171,318	1,199,824
Bharat Electronics Ltd.	2,672,598	3,056,351
Bharat Forge Ltd.	189,636	1,870,077
Bharat Petroleum Corp. Ltd.	626,296	2,404,686
Bharti Airtel Ltd.	1,623,655	14,567,851
Britannia Industries Ltd.	80,180	4,326,239

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
CG Power and Industrial Solutions Ltd.(a)	412,166	$1,521,924
Cholamandalam Investment and Finance Co. Ltd.	301,961	2,760,667
Cipla Ltd.	354,657	3,885,667
Coal India Ltd.	1,135,657	2,957,755
Colgate-Palmolive India Ltd.	87,141	1,552,461
Container Corp. of India Ltd.	207,980	1,484,428
Dabur India Ltd.	459,450	2,958,149
Divi’s Laboratories Ltd.	96,701	3,302,417
DLF Ltd.	450,083	1,912,777
Dr. Reddy’s Laboratories Ltd.	85,195	4,439,947
Eicher Motors Ltd.	101,940	3,825,877
GAIL India Ltd.	1,713,534	2,127,108
Godrej Consumer Products Ltd.(a)	297,847	3,325,215
Godrej Properties Ltd.(a)	89,234	1,186,663
Grasim Industries Ltd.	195,021	3,720,097
Havells India Ltd.	185,849	2,689,160
HCL Technologies Ltd.	695,944	9,062,196
HDFC Life Insurance Co. Ltd.(b)	710,694	4,199,167
Hero MotoCorp Ltd.	81,296	2,377,431
Hindalco Industries Ltd.	985,435	4,753,715
Hindustan Petroleum Corp. Ltd.	477,069	1,242,911
Hindustan Unilever Ltd.	601,453	17,888,286
Housing Development Finance Corp. Ltd.	1,259,155	39,693,967
ICICI Bank Ltd.	3,755,026	38,841,670
ICICI Lombard General Insurance Co. Ltd.(b)	174,660	2,327,103
ICICI Prudential Life Insurance Co. Ltd.(b)	253,653	1,253,272
Indian Hotels Co. Ltd. (The)	618,680	2,323,440
Indian Oil Corp. Ltd.	2,092,496	1,925,166
Indian Railway Catering & Tourism Corp. Ltd.	178,290	1,312,249
Indraprastha Gas Ltd.	222,524	1,180,148
Indus Towers Ltd.	477,854	987,040
Info Edge India Ltd.	51,290	2,164,245
Infosys Ltd.	2,448,925	43,989,714
InterGlobe Aviation Ltd.(a)(b)	69,537	1,559,766
ITC Ltd.	2,157,612	9,827,254
Jindal Steel & Power Ltd.	278,260	1,848,336
JSW Steel Ltd.	535,858	4,324,866
Jubilant Foodworks Ltd.	288,043	1,534,046
Kotak Mahindra Bank Ltd.	405,766	8,478,031
Larsen & Toubro Infotech Ltd.(b)	64,179	3,661,390
Larsen & Toubro Ltd.	506,613	12,911,977
Lupin Ltd.	142,542	1,136,030
Mahindra & Mahindra Ltd.	644,918	9,895,005
Marico Ltd.	378,342	2,249,353
Maruti Suzuki India Ltd.	88,450	9,217,915
Mphasis Ltd.	61,907	1,522,442
MRF Ltd.	1,341	1,382,080
Muthoot Finance Ltd.	83,241	978,614
Nestle India Ltd.	24,942	5,629,572
NTPC Ltd.	2,827,776	5,832,521
Oil & Natural Gas Corp. Ltd.	1,802,767	3,307,804
Page Industries Ltd.	4,424	2,030,519
Petronet LNG Ltd.	534,711	1,437,838
PI Industries Ltd.	54,970	2,059,369
Pidilite Industries Ltd.	113,105	3,145,055
Power Grid Corp. of India Ltd.	2,287,282	6,144,339
Reliance Industries Ltd.	2,217,772	62,204,364
Samvardhana Motherson International Ltd.	1,476,775	1,421,649
SBI Cards & Payment Services Ltd.	170,474	1,546,443
SBI Life Insurance Co. Ltd.(b)	331,403	4,489,531

Security	Shares	Value

India (continued)
Shree Cement Ltd.	8,199	$2,585,241
Shriram Transport Finance Co. Ltd.	173,172	2,518,082
Siemens Ltd.	51,909	2,037,386
SRF Ltd.	110,093	2,884,949
State Bank of India	1,306,005	8,250,466
Sun Pharmaceutical Industries Ltd.	698,169	8,074,214
Tata Consultancy Services Ltd.	665,062	26,626,424
Tata Consumer Products Ltd.	412,771	3,569,295
Tata Elxsi Ltd.	25,151	1,862,877
Tata Motors Ltd.(a)	1,212,802	6,161,130
Tata Power Co. Ltd. (The)	1,084,619	2,655,824
Tata Steel Ltd.	5,347,976	6,725,973
Tech Mahindra Ltd.	429,401	5,708,089
Titan Co. Ltd.	257,770	7,393,214
Torrent Pharmaceuticals Ltd.	71,947	1,269,521
Trent Ltd.	134,560	2,078,998
Tube Investments of India Ltd.	77,460	2,596,390
TVS Motor Co. Ltd.	155,915	2,035,666
UltraTech Cement Ltd.	74,011	6,495,078
United Spirits Ltd.(a)	212,504	1,902,414
UPL Ltd.	358,786	3,010,301
Varun Beverages Ltd.	169,410	2,663,284
Vedanta Ltd.	530,389	1,721,536
Wipro Ltd.	1,012,884	4,736,675
Yes Bank Ltd.(a)	8,333,757	1,757,841
Zomato Ltd.(a)	2,248,354	1,451,474

		613,699,309

Indonesia — 2.8%
Adaro Energy Indonesia Tbk PT	10,800,700	2,116,102
Aneka Tambang Tbk	6,242,300	814,574
Astra International Tbk PT	14,736,200	5,894,592
Bank Central Asia Tbk PT	40,083,200	22,989,266
Bank Mandiri Persero Tbk PT	13,517,100	8,861,137
Bank Negara Indonesia Persero Tbk PT	5,376,300	3,092,051
Bank Rakyat Indonesia Persero Tbk PT	49,569,071	15,171,376
Barito Pacific Tbk PT	21,049,676	1,290,402
Charoen Pokphand Indonesia Tbk PT	5,522,700	1,946,321
Indah Kiat Pulp & Paper Tbk PT	1,897,800	985,848
Indofood CBP Sukses Makmur Tbk PT	1,658,300	1,101,248
Indofood Sukses Makmur Tbk PT	3,314,200	1,407,073
Kalbe Farma Tbk PT	15,889,100	2,198,026
Merdeka Copper Gold Tbk PT(a)	8,739,859	2,601,488
Sarana Menara Nusantara Tbk PT	15,582,800	1,072,731
Semen Indonesia Persero Tbk PT	2,414,823	1,143,805
Sumber Alfaria Trijaya Tbk PT	12,483,500	2,374,009
Telkom Indonesia Persero Tbk PT	35,863,200	9,135,643
Unilever Indonesia Tbk PT	5,455,200	1,494,799
United Tractors Tbk PT	1,257,900	2,300,763
Vale Indonesia Tbk PT(a)	1,735,600	776,366

		88,767,620

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	1,077,711	2,115,512
Boubyan Bank KSCP	938,966	2,339,931
Gulf Bank KSCP	1,151,064	1,135,800
Kuwait Finance House KSCP	5,370,280	14,987,699
Mabanee Co. KPSC	457,308	1,170,126
Mobile Telecommunications Co. KSCP	1,594,546	2,903,066
National Bank of Kuwait SAKP	5,221,127	18,194,301

		42,846,435

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 2.2%
AMMB Holdings Bhd	1,427,600	$1,275,356
Axiata Group Bhd	2,045,800	1,444,869
CIMB Group Holdings Bhd	4,941,600	6,177,656
Dialog Group Bhd	2,597,700	1,302,640
DiGi.Com Bhd	2,303,900	2,207,091
Gamuda Bhd	1,333,500	1,248,067
Genting Bhd	1,530,100	1,588,653
Genting Malaysia Bhd	2,152,700	1,294,982
HAP Seng Consolidated Bhd	401,100	545,105
Hartalega Holdings Bhd	64,100	20,994
Hong Leong Bank Bhd	468,700	2,145,243
Hong Leong Financial Group Bhd	158,700	644,294
IHH Healthcare Bhd	1,370,600	1,768,233
Inari Amertron Bhd	2,015,900	1,099,828
IOI Corp. Bhd	1,954,900	1,668,445
Kuala Lumpur Kepong Bhd	305,800	1,416,970
Malayan Banking Bhd	3,508,400	6,879,631
Malaysia Airports Holdings Bhd(a)	500,344	757,128
Maxis Bhd	1,852,800	1,614,071
MISC Bhd	993,800	1,673,543
MR DIY Group M Bhd(b)	1,654,250	626,478
Nestle Malaysia Bhd(c)	48,400	1,457,123
Petronas Chemicals Group Bhd	1,773,000	2,828,290
Petronas Dagangan Bhd	209,000	978,982
Petronas Gas Bhd	612,300	2,273,185
PPB Group Bhd	470,140	1,833,415
Press Metal Aluminium Holdings Bhd	2,731,900	3,140,265
Public Bank Bhd	10,590,800	9,746,793
QL Resources Bhd	770,600	997,702
RHB Bank Bhd	1,026,300	1,298,968
Sime Darby Bhd	2,160,900	1,093,092
Sime Darby Plantation Bhd	1,515,300	1,428,818
Telekom Malaysia Bhd	908,000	1,017,754
Tenaga Nasional Bhd	1,886,000	3,938,270
Top Glove Corp. Bhd(a)(c)	3,818,500	642,293

		70,074,227

Mexico — 3.9%
Alfa SAB de CV, Class A	2,165,300	1,413,040
America Movil SAB de CV, Series L, NVS	20,102,900	20,853,881
Arca Continental SAB de CV	318,700	2,689,785
Banco del Bajio SA(b)	567,700	2,172,566
Cemex SAB de CV, NVS(a)	11,096,500	5,555,376
Coca-Cola Femsa SAB de CV	376,800	2,725,424
Fibra Uno Administracion SA de CV	2,212,200	3,150,872
Fomento Economico Mexicano SAB de CV	1,415,400	13,062,851
Gruma SAB de CV, Class B	149,670	2,194,026
Grupo Aeroportuario del Pacifico SAB de CV, Class B	255,600	4,861,101
Grupo Aeroportuario del Sureste SAB de CV, Class B	141,900	4,070,284
Grupo Bimbo SAB de CV, Series A	966,500	4,587,791
Grupo Carso SAB de CV, Series A1(c)	349,100	1,667,987
Grupo Financiero Banorte SAB de CV, Class O	1,885,300	15,913,739
Grupo Financiero Inbursa SAB de CV, Class O(a)	1,545,800	3,207,937
Grupo Mexico SAB de CV, Series B	2,239,900	10,049,648
Grupo Televisa SAB, CPO	1,700,700	1,701,955
Industrias Penoles SAB de CV(a)	99,420	1,189,519
Kimberly-Clark de Mexico SAB de CV, Class A	1,158,500	2,324,408
Operadora De Sites Mexicanos SAB de CV	1,010,500	1,032,233
Orbia Advance Corp. SAB de CV	753,900	1,574,428

Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	177,455	$1,730,760
Wal-Mart de Mexico SAB de CV(c)	3,781,600	14,883,339

		122,612,950

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	155,895	1,181,684
Credicorp Ltd.	51,984	6,623,801
Southern Copper Corp.	62,452	4,602,088

		12,407,573

Philippines — 1.0%
Aboitiz Equity Ventures Inc.	1,277,650	1,246,235
ACEN Corp.	458,820	52,503
Ayala Corp.	178,260	2,009,809
Ayala Land Inc.	5,348,300	2,749,048
Bank of the Philippine Islands	1,368,500	2,713,605
BDO Unibank Inc.	1,722,152	3,835,530
Globe Telecom Inc.	430	13,777
International Container Terminal Services Inc.	738,570	2,664,295
JG Summit Holdings Inc.	2,296,610	2,042,905
Jollibee Foods Corp.	332,420	1,440,484
Manila Electric Co.	178,550	1,025,013
Metropolitan Bank & Trust Co.	1,384,147	1,453,992
Monde Nissin Corp.(b)	4,848,300	1,055,671
PLDT Inc.	61,690	1,431,315
SM Investments Corp.	174,005	2,674,910
SM Prime Holdings Inc.	8,404,000	5,165,360
Universal Robina Corp.	641,970	1,583,066

		33,157,518

Poland — 1.1%
Allegro.eu SA (a)(b)	275,503	1,795,696
Bank Polska Kasa Opieki SA	132,393	2,664,167
CD Projekt SA	46,645	1,387,689
Cyfrowy Polsat SA	175,817	681,043
Dino Polska SA(a)(b)	36,157	3,018,512
KGHM Polska Miedz SA	106,229	3,029,540
LPP SA	779	1,645,433
mBank SA(a)	10,705	788,368
Pepco Group NV(a)	115,070	1,139,826
PGE Polska Grupa Energetyczna SA(a)	641,656	962,692
Polski Koncern Naftowy ORLEN SA	465,073	6,946,129
Powszechna Kasa Oszczednosci Bank Polski SA	645,269	4,502,850
Powszechny Zaklad Ubezpieczen SA	445,718	3,664,675
Santander Bank Polska SA	26,041	1,747,471

		33,974,091

Qatar — 1.4%
Barwa Real Estate Co.	1,557,224	1,171,776
Commercial Bank PSQC (The)	2,371,338	3,989,958
Industries Qatar QSC	1,128,336	4,303,205
Masraf Al Rayan QSC	4,081,529	3,014,682
Mesaieed Petrochemical Holding Co.	3,325,920	1,912,356
Ooredoo QPSC	597,758	1,506,302
Qatar Electricity & Water Co. QSC	339,676	1,622,067
Qatar Fuel QSC	260,481	1,157,726
Qatar Gas Transport Co. Ltd.	1,822,850	1,821,117
Qatar International Islamic Bank QSC	710,264	2,038,279
Qatar Islamic Bank SAQ	1,222,269	6,222,851
Qatar National Bank QPSC	3,359,611	15,502,239

		44,262,558

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Alrosa PJSC(a)(d)	1,271,273	$169
Gazprom PJSC(a)(d)	5,613,440	748
Inter RAO UES PJSC(a)(d)	19,580,300	2,609
LUKOIL PJSC(a)(d)	197,285	26
Magnit PJSC(a)(d)	26,665	4
Magnit PJSC, GDR(a)(d)	1	—
MMC Norilsk Nickel PJSC(a)(d)	29,789	4
Mobile TeleSystems PJSC(a)(d)	418,880	56
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	84
Novatek PJSC(a)(d)	433,150	58
Novolipetsk Steel PJSC(a)(d)	785,210	105
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC(a)(d)	22,411	3
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	433	4
Polymetal International PLC(a)(d)	137,561	18
Polyus PJSC(a)(d)	13,397	2
Rosneft Oil Co. PJSC(a)(d)	532,936	71
Sberbank of Russia PJSC(a)(d)	4,933,827	657
Severstal PAO(a)(d)	109,143	15
Surgutneftegas PJSC(a)(d)	3,671,000	489
Tatneft PJSC(a)(d)	685,605	91
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	8
United Co. RUSAL International PJSC(a)(d)	1,500,930	200
VK Co. Ltd.(a)(d)	873	—
VTB Bank PJSC(a)(d)	1,160,968,000	155
X5 Retail Group NV, GDR(a)(d)	67,732	9
Yandex NV(a)(d)	149,219	20

		5,605

Saudi Arabia — 5.9%
ACWA Power Co.	58,569	2,173,485
Advanced Petrochemical Co.	88,488	1,138,755
Al Rajhi Bank(a)	1,422,142	26,595,079
Alinma Bank	720,493	5,645,223
Almarai Co. JSC	182,086	2,544,418
AngloGold Ashanti Ltd.	305,574	5,146,636
Arab National Bank	441,104	2,702,076
Arabian Internet & Communications Services Co.	16,724	1,101,826
Bank AlBilad(a)	362,498	3,438,958
Bank Al-Jazira	286,081	1,378,341
Banque Saudi Fransi	435,344	3,786,474
Bupa Arabia for Cooperative Insurance Co.	54,230	2,230,473
Dallah Healthcare Co.	25,479	990,962
Dar Al Arkan Real Estate Development Co.(a)	381,820	1,459,754
Dr Sulaiman Al Habib Medical Services Group Co.	64,680	3,991,568
Elm Co.	17,122	1,727,403
Emaar Economic City(a)	312,582	628,284
Etihad Etisalat Co.	275,644	2,869,213
Jarir Marketing Co.	43,980	1,731,527
Mobile Telecommunications Co.(a)	297,540	821,970
Mouwasat Medical Services Co.	35,225	1,694,311
Nahdi Medical Co.	28,630	1,419,595
National Industrialization Co.(a)	227,911	731,494
Rabigh Refining & Petrochemical Co.(a)	319,447	861,154
Reinet Investments SCA	99,549	1,967,672
Riyad Bank	999,099	6,924,347
SABIC Agri-Nutrients Co.	157,656	5,608,183
Sahara International Petrochemical Co.	260,888	2,458,159
Saudi Arabian Mining Co.(a)	628,154	10,624,645
Saudi Arabian Oil Co.(b)	1,762,444	14,888,762

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	653,236	$15,393,667
Saudi British Bank (The)	682,847	6,024,516
Saudi Electricity Co.	616,872	3,645,851
Saudi Industrial Investment Group	265,090	1,578,438
Saudi Investment Bank (The)	350,994	1,477,229
Saudi Kayan Petrochemical Co.(a)	532,043	1,797,009
Saudi National Bank (The)	1,598,306	20,102,861
Saudi Research & Media Group(a)	25,867	1,282,416
Saudi Tadawul Group Holding Co.	34,048	1,293,787
Saudi Telecom Co.	1,094,034	10,237,697
Savola Group (The)	187,376	1,356,666
Yanbu National Petrochemical Co.	183,192	2,048,479

		185,519,363

South Africa — 4.9%
Absa Group Ltd.	620,309	6,697,227
African Rainbow Minerals Ltd.	81,112	1,123,555
Anglo American Platinum Ltd.	38,404	2,123,605
Aspen Pharmacare Holdings Ltd.	279,288	2,156,616
Bid Corp. Ltd.	245,552	5,377,676
Bidvest Group Ltd. (The)	210,654	2,687,860
Capitec Bank Holdings Ltd.	63,775	6,084,407
Clicks Group Ltd.	176,988	2,577,963
Discovery Ltd.(a)	358,198	2,920,781
Exxaro Resources Ltd.	186,330	2,040,549
FirstRand Ltd.	3,713,827	13,246,338
Foschini Group Ltd. (The)	251,702	1,390,261
Gold Fields Ltd.	650,806	5,906,142
Growthpoint Properties Ltd.	2,483,527	1,817,512
Harmony Gold Mining Co. Ltd.	416,337	1,278,840
Impala Platinum Holdings Ltd.	623,181	5,818,570
Kumba Iron Ore Ltd.	46,000	1,199,582
Mr. Price Group Ltd.	186,683	1,547,848
MTN Group Ltd.	1,231,881	9,706,540
MultiChoice Group	271,296	2,082,915
Naspers Ltd., Class N	158,643	27,896,362
Nedbank Group Ltd.	333,319	4,184,955
NEPI Rockcastle NV	338,172	2,025,866
Northam Platinum Holdings Ltd.(a)	247,182	2,035,735
Old Mutual Ltd.	3,535,000	2,292,956
OUTsurance Group Ltd., NVS	613,721	1,193,356
Pepkor Holdings Ltd.(b)	1,366,221	1,394,862
Remgro Ltd.	380,283	2,894,417
Sanlam Ltd.	1,276,956	4,160,102
Sasol Ltd.	412,947	6,055,223
Shoprite Holdings Ltd.	369,206	4,470,787
Sibanye Stillwater Ltd.	2,059,844	4,158,963
Standard Bank Group Ltd.	974,400	9,733,293
Vodacom Group Ltd.	460,715	3,175,093
Woolworths Holdings Ltd.	702,125	2,943,840

		156,400,597

South Korea — 16.3%
Amorepacific Corp.	21,440	2,241,208
BGF retail Co. Ltd.	5,571	761,967
Celltrion Healthcare Co. Ltd.	65,906	2,710,627
Celltrion Inc.	74,633	8,184,864
Celltrion Pharm Inc.(a)	13,395	579,340
Cheil Worldwide Inc.	52,134	788,226
CJ CheilJedang Corp.	6,012	1,458,854
CJ Corp.	10,988	721,374

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Coway Co. Ltd.	40,491	$1,633,643
DB Insurance Co. Ltd.	34,415	2,002,745
Doosan Bobcat Inc.	38,010	1,088,160
Doosan Enerbility Co. Ltd.(a)(c)	304,323	3,735,415
Ecopro BM Co. Ltd.	35,656	4,477,740
E-MART Inc.	14,257	1,205,998
F&F Co. Ltd./New	13,149	1,377,926
GS Holdings Corp.	33,780	1,038,237
Hana Financial Group Inc.	217,119	7,446,585
Hankook Tire & Technology Co. Ltd.	52,564	1,478,602
Hanmi Pharm Co. Ltd.(a)	5,071	992,326
Hanon Systems	128,126	873,504
Hanwha Solutions Corp.(a)(d)	84,417	2,653,649
HD Hyundai Co. Ltd.	34,282	1,539,654
HLB Inc.(a)(c)	79,718	1,943,065
HMM Co. Ltd.(a)	197,926	3,367,332
Hotel Shilla Co. Ltd.	22,416	1,357,359
HYBE Co. Ltd.(a)	13,200	1,844,393
Hyundai Engineering & Construction Co. Ltd.	58,546	1,608,888
Hyundai Glovis Co. Ltd.	14,326	1,715,712
Hyundai Heavy Industries Co. Ltd.(a)	13,054	1,047,673
Hyundai Mipo Dockyard Co. Ltd.(a)	16,999	901,056
Hyundai Mobis Co. Ltd.	44,730	7,184,704
Hyundai Motor Co.	101,706	13,536,351
Hyundai Steel Co.	63,431	1,677,611
Iljin Materials Co. Ltd.(a)	16,916	812,165
Industrial Bank of Korea	181,168	1,420,649
Kakao Corp.	228,330	10,748,009
Kakao Games Corp.(a)(c)	27,806	1,029,347
Kakao Pay Corp.(a)	17,144	812,340
KakaoBank Corp.(a)(c)	104,868	2,109,394
Kangwon Land Inc.(a)(c)	67,871	1,035,352
KB Financial Group Inc.	284,192	11,006,491
Kia Corp.	190,209	10,809,600
Korea Aerospace Industries Ltd.(a)	54,621	1,859,817
Korea Electric Power Corp.(a)	185,904	2,528,441
Korea Investment Holdings Co. Ltd.(a)	31,235	1,462,242
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	30,379	1,864,700
Korea Zinc Co. Ltd.	6,434	2,840,901
Korean Air Lines Co. Ltd.	133,046	2,286,087
Krafton Inc.(a)	21,674	2,775,972
KT&G Corp.	79,176	5,313,025
Kumho Petrochemical Co. Ltd.(a)	13,543	1,610,337
L&F Co. Ltd.	16,993	3,362,362
LG Chem Ltd.	36,054	18,508,053
LG Corp.	69,055	4,296,472
LG Display Co. Ltd.(a)	167,797	1,939,528
LG Electronics Inc.	77,047	6,462,376
LG Energy Solution(a)	25,649	10,131,676
LG H&H Co. Ltd.	6,837	3,449,996
LG Innotek Co. Ltd.	10,358	2,164,356
LG Uplus Corp.	147,065	1,230,195
Lotte Chemical Corp.	14,799	1,992,448
Lotte Shopping Co. Ltd.(c)	7,591	498,924
Meritz Financial Group Inc.	50,139	1,704,513
Meritz Securities Co. Ltd.	184,825	980,778
Mirae Asset Securities Co. Ltd.	183,599	991,342
NAVER Corp.	95,156	14,958,712
NCSoft Corp.	12,133	3,980,994

Security	Shares	Value

South Korea (continued)
Netmarble Corp.(a)(b)	14,820	$690,782
NH Investment & Securities Co. Ltd.(a)	100,574	721,908
Orion Corp./Republic of Korea	16,878	1,595,379
Pan Ocean Co. Ltd.	193,421	924,137
Pearl Abyss Corp.(a)	20,683	699,363
POSCO Chemical Co. Ltd.	19,742	3,293,897
POSCO Holdings Inc.	52,354	12,618,529
S-1 Corp.(c)	11,375	484,962
Samsung Biologics Co. Ltd.(a)(b)	12,909	7,541,934
Samsung C&T Corp.	61,457	5,112,199
Samsung Electro-Mechanics Co. Ltd.	41,496	4,511,695
Samsung Electronics Co. Ltd.	3,475,544	159,023,130
Samsung Engineering Co. Ltd.(a)	113,805	2,256,437
Samsung Fire & Marine Insurance Co. Ltd.	22,152	3,592,748
Samsung Heavy Industries Co. Ltd.(a)	461,135	1,914,821
Samsung Life Insurance Co. Ltd.	58,029	2,988,396
Samsung SDI Co. Ltd.	40,106	21,070,729
Samsung SDS Co. Ltd.	25,113	2,375,067
Samsung Securities Co. Ltd.	45,785	1,158,713
SD Biosensor Inc.	24,011	416,930
Shinhan Financial Group Co. Ltd.	335,949	9,865,150
SK Biopharmaceuticals Co. Ltd.(a)	24,135	1,216,085
SK Bioscience Co. Ltd.(a)	17,578	924,857
SK Hynix Inc.	397,292	26,850,892
SK IE Technology Co. Ltd.(a)(b)	19,457	959,224
SK Inc.	26,945	3,634,077
SK Innovation Co. Ltd.(a)	41,149	4,654,172
SK Square Co. Ltd.(a)	70,763	2,048,927
SKC Co. Ltd.	15,013	1,110,423
S-Oil Corp.	33,883	2,054,437
Woori Financial Group Inc.	398,749	3,676,058
Yuhan Corp.	36,766	1,464,266

		515,602,706

Taiwan — 22.2%
Accton Technology Corp.	368,000	3,370,223
Acer Inc.	2,128,000	1,764,617
Advantech Co. Ltd.	311,299	3,611,078
Airtac International Group	102,439	3,575,917
ASE Technology Holding Co. Ltd.	2,351,000	8,095,607
Asia Cement Corp.	1,618,000	2,372,214
Asustek Computer Inc.	517,000	4,682,653
AUO Corp.	4,706,800	2,864,325
Catcher Technology Co. Ltd.	473,000	2,858,355
Cathay Financial Holding Co. Ltd.	6,152,379	8,724,629
Chailease Holding Co. Ltd.	1,039,035	7,615,806
Chang Hwa Commercial Bank Ltd.	3,614,153	2,062,574
Cheng Shin Rubber Industry Co. Ltd.	1,338,000	1,499,399
China Airlines Ltd.	2,074,000	1,372,637
China Development Financial Holding Corp.	11,203,920	4,824,112
China Steel Corp.	8,494,000	8,738,034
Chunghwa Telecom Co. Ltd.	2,737,000	10,348,188
Compal Electronics Inc.	3,060,000	2,419,998
CTBC Financial Holding Co. Ltd.	12,772,000	9,482,360
Delta Electronics Inc.	1,414,000	13,228,986
E Ink Holdings Inc.	624,000	3,948,619
E.Sun Financial Holding Co. Ltd.	9,358,855	7,638,017
Eclat Textile Co. Ltd.	135,000	2,122,220
eMemory Technology Inc.	47,000	2,824,661
Eva Airways Corp.	1,832,000	1,696,711
Evergreen Marine Corp. Taiwan Ltd.	739,400	3,778,508

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Far Eastern New Century Corp.	2,327,000	$2,473,785
Far EasTone Telecommunications Co. Ltd.	1,165,000	2,628,762
Feng TAY Enterprise Co. Ltd.	322,000	1,939,728
First Financial Holding Co. Ltd.	7,833,466	6,864,711
Formosa Chemicals & Fibre Corp.	2,565,000	5,952,452
Formosa Petrochemical Corp.	808,000	2,247,730
Formosa Plastics Corp.	2,984,000	8,858,206
Fubon Financial Holding Co. Ltd.	5,432,441	10,622,670
Giant Manufacturing Co. Ltd.	211,620	1,407,945
Globalwafers Co. Ltd.	159,000	2,629,062
Hon Hai Precision Industry Co. Ltd.	9,051,200	29,941,383
Hotai Motor Co. Ltd.	224,600	4,526,961
Hua Nan Financial Holdings Co. Ltd.	6,509,078	4,864,646
Innolux Corp.	6,585,045	3,154,431
Inventec Corp.	1,838,000	1,596,692
Largan Precision Co. Ltd.	73,000	5,247,973
Lite-On Technology Corp.	1,416,000	3,222,150
MediaTek Inc.	1,108,000	26,014,756
Mega Financial Holding Co. Ltd.	8,082,825	8,817,646
Micro-Star International Co. Ltd.	493,000	2,199,310
momo.com Inc.	46,200	1,187,373
Nan Ya Plastics Corp.	3,452,000	8,493,394
Nan Ya Printed Circuit Board Corp.	164,000	1,243,103
Nanya Technology Corp.	877,000	1,669,382
Nien Made Enterprise Co. Ltd.	128,000	1,362,834
Novatek Microelectronics Corp.	417,000	5,510,906
Parade Technologies Ltd.	56,000	1,741,374
Pegatron Corp.	1,460,000	3,234,756
PharmaEssentia Corp.(a)	138,000	2,266,942
Pou Chen Corp.	1,548,000	1,696,214
Powerchip Semiconductor Manufacturing Corp.	2,155,000	2,344,211
President Chain Store Corp.	417,000	3,643,633
Quanta Computer Inc.	1,928,000	5,046,472
Realtek Semiconductor Corp.	330,000	4,068,229
Ruentex Development Co. Ltd.	1,267,600	1,836,352
Shanghai Commercial & Savings Bank Ltd. (The)	2,762,678	4,288,645
Shin Kong Financial Holding Co. Ltd.	9,923,897	2,881,114
Silergy Corp.	234,000	4,402,963
SinoPac Financial Holdings Co. Ltd.	7,726,401	4,325,458
Synnex Technology International Corp.	973,000	1,985,310
Taishin Financial Holding Co. Ltd.	8,032,981	4,314,141
Taiwan Business Bank	4,337,000	2,036,712
Taiwan Cement Corp.	4,442,671	5,695,375
Taiwan Cooperative Financial Holding Co. Ltd.	7,177,535	6,243,676
Taiwan High Speed Rail Corp.	1,437,000	1,381,695
Taiwan Mobile Co. Ltd.	1,270,000	4,023,246
Taiwan Semiconductor Manufacturing Co. Ltd.	17,930,000	296,631,989
Unimicron Technology Corp.	901,000	3,721,317
Uni-President Enterprises Corp.	3,514,000	7,757,353
United Microelectronics Corp.	8,636,000	14,065,496
Vanguard International Semiconductor Corp.	663,000	1,997,450
Voltronic Power Technology Corp.	48,000	2,506,263
Walsin Lihwa Corp.	1,919,473	3,535,300
Wan Hai Lines Ltd.	492,015	1,273,346
Win Semiconductors Corp.	235,000	1,289,814
Winbond Electronics Corp.	2,190,000	1,639,527
Wiwynn Corp.	65,000	2,038,238
WPG Holdings Ltd.	1,147,520	1,854,870
Yageo Corp.	252,858	4,431,483
Yang Ming Marine Transport Corp.	1,247,000	2,624,647

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	7,395,229	$5,498,731
Zhen Ding Technology Holding Ltd.	484,000	1,771,775

		700,292,556

Thailand — 3.1%
Advanced Info Service PCL, NVDR	838,200	4,789,712
Airports of Thailand PCL, NVDR(a)	3,119,700	6,420,268
Asset World Corp. PCL, NVDR	5,944,000	991,833
B Grimm Power PCL, NVDR	683,800	754,911
Bangkok Dusit Medical Services PCL, NVDR	7,539,400	5,971,907
Bangkok Expressway & Metro PCL, NVDR	5,613,100	1,469,185
Banpu PCL, NVDR	5,030,300	1,551,452
Banpu PCL, NVS	812,900	250,716
Berli Jucker PCL, NVDR	966,100	1,052,050
BTS Group Holdings PCL, NVDR(c)	5,522,500	1,257,585
Bumrungrad Hospital PCL, NVDR	431,700	2,576,819
Carabao Group PCL, NVDR(c)	218,000	623,017
Central Pattana PCL, NVDR	1,473,100	2,926,779
Central Retail Corp. PCL, NVDR	1,338,300	1,693,355
Charoen Pokphand Foods PCL, NVDR	2,675,000	1,680,131
CP ALL PCL, NVDR(c)	4,261,000	7,473,320
Delta Electronics Thailand PCL, NVDR	225,100	5,803,529
Electricity Generating PCL, NVDR	181,500	878,029
Energy Absolute PCL, NVDR	1,227,300	2,717,884
Global Power Synergy PCL, NVDR	569,200	1,095,004
Gulf Energy Development PCL, NVDR	2,172,000	3,227,770
Home Product Center PCL, NVDR	4,528,100	1,792,650
Indorama Ventures PCL, NVDR	1,274,300	1,324,344
Intouch Holdings PCL, NVDR	800,650	1,602,453
JMT Network Services PCL, NVDR	507,700	667,668
Kasikornbank PCL, NVDR	431,600	1,672,661
Krung Thai Bank PCL, NVDR	2,468,500	1,208,224
Krungthai Card PCL, NVDR	684,700	1,137,752
Land & Houses PCL, NVDR	5,854,900	1,623,395
Minor International PCL, NVDR(a)	2,304,100	2,182,816
Muangthai Capital PCL, NVDR	477,300	472,331
Osotspa PCL, NVDR	1,062,500	969,273
PTT Exploration & Production PCL, NVDR	1,015,400	4,297,623
PTT Global Chemical PCL, NVDR	1,678,300	2,242,636
PTT Oil & Retail Business PCL, NVDR	2,197,900	1,361,951
PTT Public Company Ltd., NVDR	7,254,600	6,513,047
Ratch Group PCL, NVDR	822,100	948,013
SCB X PCL, NVS	594,800	1,749,722
SCG Packaging PCL, NVDR	916,200	1,347,646
Siam Cement PCL (The), NVDR	562,000	5,198,805
Srisawad Corp. PCL, NVDR	516,000	787,844
Thai Oil PCL, NVDR	923,700	1,317,253
Thai Union Group PCL, NVDR	2,142,400	963,719
True Corp. PCL, NVDR	8,788,500	1,280,678

		97,867,760

Turkey — 1.0%
Akbank TAS	2,310,859	2,136,795
Aselsan Elektronik Sanayi Ve Ticaret AS	511,288	1,492,503
BIM Birlesik Magazalar AS	338,902	2,444,263
Eregli Demir ve Celik Fabrikalari TAS	1,002,973	2,337,787
Ford Otomotiv Sanayi AS	50,668	1,478,017
Haci Omer Sabanci Holding AS	760,359	1,754,365
Hektas Ticaret TAS(a)	807,048	1,519,652
KOC Holding AS	545,572	2,234,683
Koza Altin Isletmeleri AS	858,693	1,112,186

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Pegasus Hava Tasimaciligi AS(a)	32,633	$877,644
Sasa Polyester Sanayi AS(a)	317,370	1,848,594
Turk Hava Yollari AO(a)	399,983	3,039,124
Turkcell Iletisim Hizmetleri AS	853,452	1,438,705
Turkiye Is Bankasi AS, Class C	2,621,542	1,573,287
Turkiye Petrol Rafinerileri AS(a)	101,049	3,168,674
Turkiye Sise ve Cam Fabrikalari AS	1,023,721	2,561,378
Yapi ve Kredi Bankasi AS	2,098,138	1,111,906

		32,129,563

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	2,040,962	4,653,119
Abu Dhabi Islamic Bank PJSC	1,042,881	2,962,524
Abu Dhabi National Oil Co. for Distribution PJSC	2,277,508	2,678,619
Aldar Properties PJSC	2,836,595	3,624,926
Dubai Islamic Bank PJSC	2,114,572	3,302,800
Emaar Properties PJSC	4,823,652	7,346,428
Emirates NBD Bank PJSC	1,388,999	5,136,955
Emirates Telecommunications Group Co. PJSC	2,534,998	17,598,881
First Abu Dhabi Bank PJSC	3,234,045	12,390,510
Multiply Group(a)	2,430,256	2,643,059
Q Holding PJSC(a)	1,496,312	1,126,752

		63,464,573

Total Common Stocks — 96.6% (Cost: $3,467,339,364)		3,050,433,721

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	3,892,189	9,724,060
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	199,756	1,372,418
Cia Energetica de Minas Gerais, Preference Shares, NVS	1,081,100	2,164,079
Gerdau SA, Preference Shares, NVS	810,672	4,433,151
Itau Unibanco Holding SA, Preference Shares, NVS	3,494,787	16,975,128
Itausa SA, Preference Shares, NVS	3,653,107	5,742,595
Petroleo Brasileiro SA, Preference Shares, NVS	3,455,246	16,657,672

		57,069,103

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	104,597	9,335,347

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	328,653	2,084,419

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	3,036,700	$405

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	15,415	1,073,239
Series 2, Preference Shares, NVS	26,549	1,886,174
LG Chem Ltd., Preference Shares, NVS	5,114	1,134,424
Samsung Electronics Co. Ltd., Preference Shares, NVS	600,207	24,202,766

		28,296,603

Total Preferred Stocks — 3.1% (Cost: $111,015,015)		96,785,877

Total Long-Term Investments — 99.7% (Cost: $3,578,354,379)		3,147,219,598

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	13,074,052	13,081,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	830,000	830,000

Total Short-Term Securities — 0.4% (Cost: $13,907,592)		13,911,896

Total Investments — 100.1% (Cost: $3,592,261,971)		3,161,131,494

Liabilities in Excess of Other Assets — (0.1)%		(3,169,470)

Net Assets — 100.0%		$3,157,962,024

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,624,717	$—	$(3,551,262	)(a)	$9,897	$(1,456)	$13,081,896	13,074,052	$200,948	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,900,000	—	(4,070,000	)(a)	—	—	830,000	830,000	78,906		17

					$9,897	$(1,456)	$13,911,896		$279,854		$17

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	196	03/17/23	$9,436	$(94,989)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$94,989	$—	$—	$—	$94,989

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(246,677)	$—	$—	$—	$(246,677)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$184,006	$—	$—	$—	$184,006

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,272,710

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets ex China ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$412,494,451	$2,635,280,016	$2,659,254	$3,050,433,721
Preferred Stocks	59,153,522	37,631,950	405	96,785,877
Short-Term Securities
Money Market Funds	13,911,896	—	—	13,911,896

	$485,559,869	$2,672,911,966	$2,659,659	$3,161,131,494

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(94,989)	$—	$—	$(94,989)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.3%
Klabin SA	914,893	$3,400,628
Raia Drogasil SA	1,103,992	4,782,500
Suzano SA	802,832	7,320,708

		15,503,836

Chile — 0.1%
Enel Americas SA	24,978,025	3,109,918

China — 26.1%
360 Security Technology Inc., Class A	6,949,300	10,782,975
Agricultural Bank of China Ltd., Class A	30,858,198	13,008,379
Agricultural Bank of China Ltd., Class H	211,153,000	73,206,154
Anhui Conch Cement Co. Ltd., Class H	814,500	2,990,284
Anhui Gujing Distillery Co. Ltd., Class B	1,749,489	30,073,798
ANTA Sports Products Ltd.	681,200	8,995,402
Apeloa Pharmaceutical Co. Ltd., Class A	1,056,797	3,645,580
Bank of China Ltd., Class H	225,409,000	82,669,140
Bank of Communications Co. Ltd., Class A	21,953,274	15,477,885
Bank of Communications Co. Ltd., Class H	13,703,000	8,102,007
Bank of Ningbo Co. Ltd., Class A	709,856	3,012,417
Bank of Shanghai Co. Ltd., Class A	5,015,411	4,315,369
Beijing Capital International Airport Co. Ltd., Class H(a) .	12,202,000	8,931,679
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	193,200	2,501,702
BGI Genomics Co. Ltd., Class A	406,100	3,250,582
BOE Technology Group Co. Ltd., Class A	30,846,500	18,484,922
CGN Power Co. Ltd., Class H(b)	74,490,000	16,707,458
Changchun High & New Technology Industry Group Inc., Class A	154,200	4,371,433
China CITIC Bank Corp. Ltd., Class H	53,443,000	24,725,820
China Conch Venture Holdings Ltd.	10,202,500	20,532,286
China Construction Bank Corp., Class A	8,691,184	7,054,030
China Construction Bank Corp., Class H	54,022,000	33,022,429
China Feihe Ltd.(b)	4,884,000	3,914,563
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Life Insurance Co. Ltd., Class H	10,524,000	17,851,984
China Mengniu Dairy Co. Ltd.	4,788,000	21,075,199
China Minsheng Banking Corp. Ltd., Class A	19,291,554	9,464,882
China Petroleum & Chemical Corp., Class H	12,656,000	6,456,798
China Railway Signal & Communication Corp. Ltd., Class A	6,976,800	5,129,153
China Resources Beer Holdings Co. Ltd.	1,044,000	7,723,586
China Resources Gas Group Ltd.	2,326,900	9,818,760
China Shenhua Energy Co. Ltd., Class H	2,358,000	7,092,574
China Tourism Group Duty Free Corp. Ltd., Class A	617,763	17,572,004
China Tower Corp. Ltd., Class H(b)	294,288,000	31,871,615
China United Network Communications Ltd., Class A	28,503,635	21,660,983
China Yangtze Power Co. Ltd., Class A	17,101,883	52,088,908
China Zhenhua Group Science & Technology Co. Ltd., Class A	213,378	3,189,436
Chongqing Zhifei Biological Products Co. Ltd., Class A .	612,400	7,891,991
Chow Tai Fook Jewellery Group Ltd.(d)	7,082,600	13,727,155
CSPC Pharmaceutical Group Ltd.	8,800,000	9,453,824
Daan Gene Co. Ltd., Class A	1,368,420	3,156,387
Dali Foods Group Co. Ltd.(b)	9,137,000	3,695,627
ENN Energy Holdings Ltd.	659,500	9,388,475
Foshan Haitian Flavouring & Food Co. Ltd., Class A	404,721	4,788,563
Fuyao Glass Industry Group Co. Ltd., Class A	508,303	2,712,312
Gree Electric Appliances Inc. of Zhuhai, Class A	1,186,806	6,057,296

Security	Shares	Value

China (continued)
Guangdong Haid Group Co. Ltd., Class A	1,512,272	$13,814,113
Guangdong Investment Ltd.	12,990,000	13,126,928
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,305,794	5,932,605
Guangzhou Haige Communications Group Inc. Co., Class A	2,196,600	3,009,687
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	455,073	5,520,211
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	286,500	3,290,264
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,680,000	3,020,194
Hengan International Group Co. Ltd.(d)	1,922,500	8,842,124
Hualan Biological Engineering Inc., Class A	1,141,010	3,639,415
Huaxia Bank Co. Ltd., Class A	8,555,003	6,425,334
Hundsun Technologies Inc., Class A	1,173,971	7,502,178
Iflytek Co. Ltd., Class A	2,106,467	14,632,625
Imeik Technology Development Co. Ltd., Class A	41,700	3,525,332
Industrial & Commercial Bank of China Ltd., Class A	4,240,200	2,623,201
Industrial & Commercial Bank of China Ltd., Class H	105,687,000	52,733,766
Industrial Bank Co. Ltd., Class A	2,292,322	5,576,450
Ingenic Semiconductor Co. Ltd., Class A	227,200	2,468,855
Inspur Electronic Information Industry Co. Ltd., Class A	1,337,536	7,492,940
Jiangsu Expressway Co. Ltd., Class H	18,506,000	17,691,120
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,566,666	22,324,442
Joinn Laboratories China Co. Ltd., Class A	417,244	3,527,724
Jointown Pharmaceutical Group Co. Ltd., Class A	1,720,642	3,582,479
Kweichow Moutai Co. Ltd., Class A	47,290	12,353,240
Legend Biotech Corp., ADR(a)(d)	123,154	5,687,252
Lenovo Group Ltd.	8,332,000	7,497,982
Liaoning Port Co Ltd., Class A	18,245,600	4,252,529
LONGi Green Energy Technology Co. Ltd., Class A	383,440	2,441,801
Meituan, Class B(a)(b)	53,110	921,720
Muyuan Foods Co. Ltd., Class A	550,000	3,914,976
Nongfu Spring Co. Ltd., Class H(b)	1,432,800	8,042,542
People’s Insurance Co. Group of China Ltd. (The), Class H	108,858,000	34,417,706
PetroChina Co. Ltd., Class A	4,552,800	3,419,665
PICC Property & Casualty Co. Ltd., Class H	5,854,000	5,141,865
Postal Savings Bank of China Co. Ltd., Class H(b)	57,068,000	34,286,596
Sangfor Technologies Inc., Class A	211,200	4,336,328
SF Holding Co. Ltd., Class A	1,057,600	8,190,025
Shandong Gold Mining Co. Ltd., Class A	3,255,773	8,895,943
Shandong Gold Mining Co. Ltd., Class H(b)	8,120,500	13,925,306
Shanghai Baosight Software Co. Ltd., Class B	7,793,229	25,403,176
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	95,284	2,883,223
Shanghai International Airport Co. Ltd., Class A(a)	514,900	4,347,922
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,763,992	13,861,936
Shanghai M&G Stationery Inc., Class A	546,548	4,260,402
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,254,300	7,502,401
Shanghai Pudong Development Bank Co. Ltd., Class A.	5,025,786	5,191,819
Shanghai RAAS Blood Products Co. Ltd., Class A	6,547,000	5,840,615
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	230,900	9,399,235
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	186,600	8,418,591
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	802,172	4,278,478
Sichuan Chuantou Energy Co. Ltd., Class A	3,323,810	6,207,823
Sino Biopharmaceutical Ltd.	15,459,000	7,981,351
Sinopec Shanghai Petrochemical Co. Ltd., Class A	5,733,767	2,695,406

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	7,644,000	$20,473,017
Songcheng Performance Development Co. Ltd., Class A	1,342,659	3,029,270
TCL Technology Group Corp., Class A	4,397,100	2,805,808
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,115,307	6,991,261
Tencent Holdings Ltd.	330,900	14,535,905
Thunder Software Technology Co. Ltd., Class A	180,900	2,483,642
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	734,194	3,595,472
Tianshui Huatian Technology Co. Ltd., Class A	2,096,600	2,886,601
Tingyi Cayman Islands Holding Corp.(d)	4,084,000	6,598,034
TravelSky Technology Ltd., Class H	2,127,000	4,198,507
Walvax Biotechnology Co. Ltd., Class A	804,691	4,423,113
Want Want China Holdings Ltd.	14,354,000	9,030,265
Wuliangye Yibin Co. Ltd., Class A	246,549	7,235,131
WuXi AppTec Co. Ltd., Class H(b)	229,864	2,452,407
Xiaomi Corp., Class B(a)(b)	9,560,800	14,484,441
Yealink Network Technology Corp. Ltd., Class A	882,803	8,459,596
Yonyou Network Technology Co. Ltd., Class A	959,200	3,213,677
Yum China Holdings Inc.(d)	246,468	14,475,066
Yunnan Baiyao Group Co. Ltd., Class A	382,458	3,128,862
Zhejiang Dahua Technology Co. Ltd., Class A	1,417,800	2,952,328
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	826,163	4,683,481
Zhejiang Supor Co. Ltd., Class A	397,004	3,248,089
Zhongji Innolight Co. Ltd., Class A	768,800	3,921,680
Zhongsheng Group Holdings Ltd.(d)	1,577,500	7,879,973
ZTE Corp., Class A	3,535,420	16,374,080

		1,321,503,361

Czech Republic — 0.3%
CEZ AS	279,822	13,062,051

Egypt — 0.3%
Commercial International Bank Egypt SAE	8,118,597	14,074,767

Greece — 0.8%
Hellenic Telecommunications Organization SA	1,884,954	28,915,250
JUMBO SA	512,244	10,228,459

		39,143,709

Hungary — 0.3%
Richter Gedeon Nyrt	856,694	17,957,733

India — 12.7%
ACC Ltd.	391,019	8,184,940
Adani Green Energy Ltd.(a)	123,344	722,346
Apollo Hospitals Enterprise Ltd.	85,088	4,526,924
Asian Paints Ltd.	690,722	23,609,469
Bajaj Auto Ltd.	430,708	19,062,071
Bharti Airtel Ltd.	2,013,210	18,063,038
Britannia Industries Ltd.	399,272	21,543,354
Cipla Ltd.	2,206,399	24,173,589
Colgate-Palmolive India Ltd.	195,422	3,481,542
Dabur India Ltd.	4,304,203	27,712,426
Divi’s Laboratories Ltd.	297,691	10,166,387
Dr. Reddy’s Laboratories Ltd.	459,082	23,925,109
Eicher Motors Ltd.	116,521	4,373,112
HCL Technologies Ltd.	3,501,994	45,601,018
Hero MotoCorp. Ltd.	195,123	5,706,204
Hindustan Unilever Ltd.	1,453,492	43,229,447
Housing Development Finance Corp. Ltd.	98,397	3,101,895

Security	Shares	Value

India (continued)
Indus Towers Ltd.	1,033,375	$2,134,507
Infosys Ltd.	2,832,576	50,881,186
Lupin Ltd.	1,157,205	9,222,680
Marico Ltd.	4,307,900	25,611,721
Maruti Suzuki India Ltd.	55,478	5,781,702
Mphasis Ltd.	170,488	4,192,709
MRF Ltd.	23,873	24,604,316
Nestle India Ltd.	70,101	15,822,252
Page Industries Ltd.	38,661	17,744,555
Pidilite Industries Ltd.	998,456	27,763,578
Reliance Industries Ltd.	640,834	17,974,197
Sun Pharmaceutical Industries Ltd.	2,176,041	25,165,570
Tata Consultancy Services Ltd.	1,509,593	60,438,070
Tech Mahindra Ltd.	1,518,205	20,181,718
Titan Co. Ltd.	720,080	20,652,930
UltraTech Cement Ltd.	38,915	3,415,113
Wipro Ltd.	5,231,842	24,466,309

		643,235,984

Indonesia — 0.8%
Bank Central Asia Tbk PT	49,790,600	28,556,836
Telkom Indonesia Persero Tbk PT	55,296,600	14,086,027

		42,642,863

Kuwait — 2.8%
Agility Public Warehousing Co. KSC	1,998,821	3,923,620
Kuwait Finance House KSCP	10,302,555	28,752,988
Mobile Telecommunications Co. KSCP	24,225,332	44,105,176
National Bank of Kuwait SAKP	19,106,976	66,582,957

		143,364,741

Malaysia — 4.6%
DiGi.Com Bhd	14,526,200	13,915,815
Genting Malaysia Bhd	4,202,400	2,528,003
Hong Leong Bank Bhd	5,442,100	24,908,534
IHH Healthcare Bhd	23,206,800	29,939,472
IOI Corp. Bhd(d)	3,342,800	2,852,973
Malayan Banking Bhd	25,223,500	49,460,830
Malaysia Airports Holdings Bhd(a)	2,006,200	3,035,810
MISC Bhd	2,827,300	4,761,127
MR DIY Group M Bhd(b)	23,166,750	8,773,443
Nestle Malaysia Bhd	1,119,300	33,697,477
Petronas Chemicals Group Bhd	5,259,200	8,389,476
Petronas Dagangan Bhd	1,777,300	8,325,091
PPB Group Bhd	4,100,800	15,991,978
Public Bank Bhd	5,392,600	4,962,850
Telekom Malaysia Bhd	4,494,400	5,037,658
Tenaga Nasional Bhd	6,876,100	14,358,397

		230,938,934

Mexico — 0.9%
America Movil SAB de CV, Series L, NVS	11,372,700	11,797,549
Wal-Mart de Mexico SAB de CV(d)	8,739,000	34,394,304

		46,191,853

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	1,633,394	12,381,127
Credicorp Ltd.	154,655	19,706,140

		32,087,267

Philippines — 1.5%
Bank of the Philippine Islands	11,271,598	22,350,504
BDO Unibank Inc.	5,205,025	11,592,490
Globe Telecom Inc.	3,680	117,910

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
International Container Terminal Services Inc.	5,348,440	$19,293,802
Jollibee Foods Corp.	1,477,290	6,401,577
Manila Electric Co.	2,063,040	11,843,417
PLDT Inc.	91,005	2,111,474
SM Investments Corp.	191,965	2,951,002

		76,662,176

Qatar — 2.6%
Masraf Al Rayan QSC	46,186,665	34,114,204
Ooredoo QPSC	3,337,828	8,411,059
Qatar Electricity & Water Co. QSC	4,430,693	21,158,042
Qatar Fuel QSC	1,666,797	7,408,195
Qatar Islamic Bank SAQ	4,339,860	22,095,219
Qatar National Bank QPSC	7,976,196	36,804,528

		129,991,247

Russia — 0.0%
Polymetal International PLC(a)(c)	244,417	32
Polyus PJSC(a)(c)	95,932	13
Rosneft Oil Co. PJSC(a)(c)	759,070	101
Yandex NV(a)(c)	49,681	7

		153

Saudi Arabia — 8.8%
Advanced Petrochemical Co.	733,504	9,439,491
Al Rajhi Bank(a)	2,388,431	44,665,379
Alinma Bank	3,338,866	26,160,760
Bank AlBilad(a)	285,612	2,709,553
Bank Al-Jazira	1,380,732	6,652,378
Bupa Arabia for Cooperative Insurance Co.	167,473	6,888,142
Dallah Healthcare Co.	59,378	2,309,406
Dar Al Arkan Real Estate Development Co.(a)	7,168,972	27,408,033
Dr Sulaiman Al Habib Medical Services Group Co.	149,018	9,196,280
Emaar Economic City(a)	6,385,174	12,834,085
Etihad Etisalat Co.	4,410,194	45,906,256
Jarir Marketing Co.	946,555	37,266,600
Mobile Telecommunications Co.(a)	7,105,209	19,628,508
Nahdi Medical Co.	48,458	2,402,751
SABIC Agri-Nutrients Co.	883,977	31,445,077
Saudi Arabian Oil Co.(b)	2,879,476	24,325,217
Saudi Basic Industries Corp.	1,446,493	34,086,963
Saudi Electricity Co.	3,766,512	22,260,925
Saudi National Bank (The)	186,717	2,348,452
Saudi Telecom Co.	7,526,376	70,429,946
Yanbu National Petrochemical Co.	620,814	6,942,030

		445,306,232

South Korea — 6.2%
Amorepacific Corp.	28,449	2,973,887
BGF retail Co. Ltd.	66,921	9,153,045
Celltrion Healthcare Co. Ltd.(d)	65,929	2,711,573
Celltrion Inc.	46,163	5,062,611
Coway Co. Ltd.	226,355	9,132,479
HLB Inc.(a)	590	14,381
HMM Co. Ltd.(a)	766,127	13,034,185
Hotel Shilla Co. Ltd.(d)	431,421	26,123,895
Kakao Corp.(d)	58,171	2,738,240
Kangwon Land Inc.(a)	1,032,358	15,748,310
Kia Corp.	50,615	2,876,456
Korea Electric Power Corp.(a)	169,646	2,307,319
KT&G Corp.	575,874	38,643,442
LG Electronics Inc.	43,627	3,659,248
LG H&H Co. Ltd.	5,123	2,585,100

Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	1,226,065	$10,255,999
NAVER Corp.	106,969	16,815,739
NCSoft Corp.	8,553	2,806,350
Orion Corp./Republic of Korea	100,588	9,507,998
Pan Ocean Co. Ltd.	779,388	3,723,803
S-1 Corp.(d)	255,814	10,906,377
Samsung Biologics Co. Ltd.(a)(b)	44,988	26,283,720
Samsung Electronics Co. Ltd.	968,406	44,309,309
Samsung SDS Co. Ltd.	194,862	18,429,113
SK Bioscience Co. Ltd.(a)(d)	36,652	1,928,425
SK Hynix Inc.	232,296	15,699,674
Yuhan Corp.	429,832	17,118,757

		314,549,435

Taiwan — 18.9%
Accton Technology Corp.	600,000	5,494,928
Advantech Co. Ltd.	3,593,855	41,688,828
Asustek Computer Inc.	4,014,000	36,356,226
Catcher Technology Co. Ltd.	515,000	3,112,163
Cathay Financial Holding Co. Ltd.	4,865,020	6,899,038
China Steel Corp.	10,485,000	10,786,235
Chunghwa Telecom Co. Ltd.	21,700,000	82,044,456
Compal Electronics Inc.	40,211,000	31,800,828
Delta Electronics Inc.	746,000	6,979,366
E.Sun Financial Holding Co. Ltd.	32,997,071	26,929,811
Far EasTone Telecommunications Co. Ltd.	25,785,000	58,182,511
First Financial Holding Co. Ltd.	92,847,796	81,365,428
Formosa Petrochemical Corp.	3,641,000	10,128,693
Formosa Plastics Corp.	3,785,840	11,238,522
Hon Hai Precision Industry Co. Ltd.	3,836,000	12,689,494
Hua Nan Financial Holdings Co. Ltd.	92,122,906	68,849,273
Inventec Corp.	24,832,000	21,571,845
Lite-On Technology Corp.	12,430,752	28,286,541
Mega Financial Holding Co. Ltd.	19,158,150	20,899,846
Novatek Microelectronics Corp.	397,000	5,246,594
Pou Chen Corp.	4,904,000	5,373,534
President Chain Store Corp.	8,663,000	75,694,949
Quanta Computer Inc.	4,381,000	11,467,114
Synnex Technology International Corp.	15,519,000	31,664,984
Taiwan Business Bank	21,861,000	10,266,212
Taiwan Cement Corp.	7,641,000	9,795,540
Taiwan Cooperative Financial Holding Co. Ltd.	80,234,509	69,795,312
Taiwan High Speed Rail Corp.	11,461,000	11,019,906
Taiwan Mobile Co. Ltd.	25,080,000	79,451,198
Taiwan Semiconductor Manufacturing Co. Ltd.	2,870,000	47,480,971
Uni-President Enterprises Corp.	9,752,000	21,528,091
WPG Holdings Ltd.	9,407,440	15,206,337

		959,294,774

Thailand — 6.4%
Advanced Info Service PCL, NVDR	11,461,700	65,495,397
Airports of Thailand PCL, NVDR(a)	26,931,200	55,423,766
Asset World Corp. PCL, NVDR	78,978,500	13,178,583
Bangkok Dusit Medical Services PCL, NVDR	54,055,100	42,816,671
Bangkok Expressway & Metro PCL, NVDR	10,890,900	2,850,608
Bumrungrad Hospital PCL, NVDR	4,111,700	24,542,758
Central Retail Corp. PCL, NVDR	9,144,100	11,570,054
CP ALL PCL, NVDR	21,089,500	36,988,639
Home Product Center PCL, NVDR	39,453,600	15,619,460
Intouch Holdings PCL, NVDR	13,138,600	26,296,113
Osotspa PCL, NVDR	12,226,500	11,153,707

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
PTT Oil & Retail Business PCL, NVDR	20,160,200	$12,492,471
Siam Cement PCL (The), NVDR	694,700	6,426,353

		324,854,580

Turkey — 0.0%
BIM Birlesik Magazalar AS	368,587	2,658,361

United Arab Emirates — 4.1%
Abu Dhabi National Oil Co. for Distribution PJSC	51,920,413	61,064,546
Aldar Properties PJSC	29,272,672	37,407,974
Dubai Islamic Bank PJSC	28,480,084	44,483,711
Emirates Telecommunications Group Co. PJSC	5,406,221	37,531,958
First Abu Dhabi Bank PJSC	5,806,460	22,246,135
Multiply Group(a)	2,686,189	2,921,403
Q Holding PJSC(a)	5,272,564	3,970,345

		209,626,072

Total Common Stocks — 99.1% (Cost: $5,053,150,322)		5,025,760,047

Preferred Stocks

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	40,815,200	5,438

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	709,087	28,593,247

Total Preferred Stocks — 0.6% (Cost: $52,641,680)		28,598,685

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	167,567	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $5,105,792,002)		5,054,358,732

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	22,610,397	$22,623,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	7,200,000	7,200,000

Total Short-Term Securities — 0.6% (Cost: $29,799,713)		29,823,963

Total Investments — 100.3% (Cost: $5,135,591,715)		5,084,182,695

Liabilities in Excess of Other Assets — (0.3)%		(14,570,139)

Net Assets — 100.0%		$5,069,612,556

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$78,672,519	$—	$(56,077,644	)(a)	$44,593	$(15,505)	$22,623,963	22,610,397	$422,036	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,620,000	—	(6,420,000	)(a)	—	—	7,200,000	7,200,000	542,706		5

					$44,593	$(15,505)	$29,823,963		$964,742		$5

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	262	03/17/23	$12,614	$(208,994)
U.S. 2 Year Treasury Note	11	06/30/23	2,241	763

				$(208,231)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$763	$—	$763

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$208,994	$—	$—	$—	$208,994

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(801,040)	$—	$(85,268)	$—	$(886,308)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(120,150)	$—	$9,302	$—	$(110,848)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Min Vol Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$20,717,026

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$313,726,950	$4,712,032,936	$161	$5,025,760,047
Preferred Stocks	—	28,593,247	5,438	28,598,685
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	29,823,963	—	—	29,823,963

	$343,550,913	$4,740,626,183	$5,599	$5,084,182,695

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$763	$—	$—	$763
Liabilities
Equity Contracts	(208,994)	—	—	(208,994)

	$(208,231)	$—	$—	(208,231)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
B3 SA - Brasil, Bolsa, Balcao	1,850,241	$3,728,436
Banco do Brasil SA	206,686	1,590,970
BRF SA(a)	76,082	89,518
Centrais Eletricas Brasileiras SA	139,487	914,381
Cia Energetica de Minas Gerais	112,016	331,633
Cia. de Saneamento Basico do Estado de Sao Paulo	46,026	454,946
Cia. Siderurgica Nacional SA	250,215	796,700
CSN Mineracao SA	1,174,581	1,045,478
Engie Brasil Energia SA	15,668	117,552
Hypera SA	103,391	822,515
JBS SA	292,980	1,073,888
Neoenergia SA	266,473	716,132
Petroleo Brasileiro SA	460,684	2,529,804
Porto Seguro SA	215,935	1,091,749
Raia Drogasil SA	62,350	270,101
Sendas Distribuidora SA	158,819	550,283
Suzano SA	103,533	944,077
Tim SA	565,129	1,323,378
Vale SA	515,594	8,402,426
Vibra Energia SA	518,232	1,463,991
WEG SA	298,302	2,231,232

		30,489,190

Chile — 0.5%
Banco de Chile	6,725,869	698,859
Banco Santander Chile	17,202,136	729,304
Cencosud SA	677,797	1,281,613
Cia. Cervecerias Unidas SA	22,201	169,435
Empresas CMPC SA	90,972	151,164
Empresas COPEC SA	48,553	350,800
Falabella SA	60,846	133,951
Quinenco SA	44,213	156,730
Sociedad Quimica y Minera de Chile SA	1,863	132,351

		3,804,207

China — 29.4%
360 DigiTech Inc.(b)	86,712	1,765,456
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	326,300	1,031,506
Agile Group Holdings Ltd.(a)	2,120,000	583,382
Agricultural Bank of China Ltd., Class H	1,483,000	513,894
AIMA Technology Group Co. Ltd.	32,600	271,266
Alibaba Group Holding Ltd.(a)	1,759,248	19,336,672
Anhui Guangxin Agrochemical Co. Ltd.	88,200	414,993
Anhui Gujing Distillery Co. Ltd., Class A	16,500	650,090
Anhui Jinhe Industrial Co. Ltd.	40,000	186,767
ANTA Sports Products Ltd.	207,600	2,734,711
Autohome Inc., ADR	10,958	334,219
Baidu Inc.(a)	282,400	4,849,736
Bank of Chengdu Co. Ltd., Class A	39,200	81,053
Bank of China Ltd., Class H	13,771,000	5,052,677
Bank of Communications Co. Ltd., Class H	1,771,000	1,047,118
Beijing Tongrentang Co. Ltd., Class A	68,000	479,010
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	34,000	620,330
Bosideng International Holdings Ltd.	4,594,000	2,548,394
BYD Co. Ltd., Class A	8,400	315,218
BYD Co. Ltd., Class H	99,500	2,677,198
C&S Paper Co. Ltd., Class A	67,400	123,747
Caida Securities Co. Ltd.	428,100	508,187

Security	Shares	Value

China (continued)
CETC Potevio Science&Technology Co. Ltd.	75,100	$256,642
CGN New Energy Holdings Co. Ltd.	474,000	164,856
China Coal Energy Co. Ltd.	316,400	399,264
China Coal Energy Co. Ltd., Class H	1,245,000	963,428
China Construction Bank Corp., Class H	14,852,000	9,078,692
China Feihe Ltd.(c)	802,000	642,809
China Galaxy Securities Co. Ltd., Class H	2,669,500	1,329,751
China Great Wall Securities Co. Ltd., Class A	80,200	100,396
China Hongqiao Group Ltd.	606,500	648,714
China International Capital Corp. Ltd., Class H(c)	777,200	1,671,355
China Life Insurance Co. Ltd., Class H	1,231,000	2,085,803
China Longyuan Power Group Corp. Ltd., Class H	495,000	607,209
China Medical System Holdings Ltd.	581,000	874,668
China Merchants Bank Co. Ltd., Class H	914,500	4,951,493
China Merchants Securities Co. Ltd., Class H(c)	626,800	620,460
China National Building Material Co. Ltd., Class H	1,112,000	985,925
China National Software & Service Co. Ltd., Class A	94,400	970,100
China Overseas Property Holdings Ltd.	645,000	751,873
China Pacific Insurance Group Co. Ltd., Class H	53,400	141,504
China Petroleum & Chemical Corp., Class H	3,524,000	1,800,296
China Railway Group Ltd., Class H	543,000	283,004
China Resources Beer Holdings Co. Ltd.	304,000	2,244,350
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	102,100	270,901
China Resources Land Ltd.	282,000	1,250,236
China Resources Mixc Lifestyle Services Ltd.(c)	64,600	353,887
China Resources Pharmaceutical Group Ltd.(c)	1,523,500	1,253,039
China Resources Power Holdings Co. Ltd.	750,000	1,531,443
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	140,800	1,031,338
China Shenhua Energy Co. Ltd., Class A	264,400	1,065,232
China Shenhua Energy Co. Ltd., Class H	451,500	1,358,056
China World Trade Center Co. Ltd.	60,500	154,866
China Yongda Automobiles Services Holdings Ltd.	900,500	695,216
Chongqing Changan Automobile Co. Ltd., Class A	307,100	593,003
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,070,000	369,417
Chow Tai Fook Jewellery Group Ltd.	604,200	1,170,005
CIFI Holdings Group Co. Ltd.	644,000	68,917
CMOC Group Ltd., Class H	708,000	397,773
COSCO SHIPPING Holdings Co. Ltd., Class H	768,000	796,587
Country Garden Holdings Co. Ltd.	623,000	190,486
Country Garden Services Holdings Co. Ltd.	316,000	585,349
CSC Financial Co. Ltd., Class A	225,800	870,080
CSC Financial Co. Ltd., Class H(c)	950,500	933,620
Daan Gene Co. Ltd., Class A	105,800	244,037
Dali Foods Group Co. Ltd.(c)	87,500	35,391
Daqo New Energy Corp., ADR(a)(b)	14,525	641,714
DaShenLin Pharmaceutical Group Co. Ltd., Class A	135,300	751,467
Dongyue Group Ltd.	567,000	642,120
Eastern Air Logistics Co. Ltd.	182,200	405,830
Ecovacs Robotics Co. Ltd., Class A	81,800	1,064,129
Focus Media Information Technology Co. Ltd., Class A	524,800	493,851
Fuyao Glass Industry Group Co. Ltd., Class H(c)	26,400	118,308
G-Bits Network Technology Xiamen Co. Ltd., Class A	10,600	538,765
GCL-Poly Energy Holdings Ltd.(a)	773,000	198,927
GD Power Development Co. Ltd., Class A(a)	2,443,800	1,381,920
GF Securities Co. Ltd., Class H	611,200	867,789
Great Wall Motor Co. Ltd., Class H	523,000	692,945
Greentown China Holdings Ltd.	112,000	152,959
Haidilao International Holding Ltd.(a)(c)	57,000	157,579

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Binjiang Real Estate Group Co. Ltd.	443,700	$655,640
Hangzhou Robam Appliances Co. Ltd., Class A	21,100	93,480
Heilongjiang Agriculture Co. Ltd., Class A	261,700	536,214
Hengdian Group DMEGC Magnetics Co. Ltd.	127,100	397,950
Hisense Home Appliances Group Co. Ltd.	133,200	366,260
Hopson Development Holdings Ltd.	1,006,100	1,025,403
Huatai Securities Co. Ltd., Class H(c)	257,200	289,331
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	80,280
Hundsun Technologies Inc., Class A	69,600	444,648
Industrial & Commercial Bank of China Ltd., Class H	12,736,000	6,360,374
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	46,200	91,384
Inner Mongolia Yitai Coal Co. Ltd., Class B	76	102
JD Health International Inc.(a)(c)	170,400	1,188,549
JD.com Inc., Class A	315,400	6,979,512
Jiangsu Expressway Co. Ltd., Class H	400,000	382,387
Jiangsu King’s Luck Brewery JSC Ltd., Class A	137,900	1,271,882
Jiangxi Copper Co. Ltd., Class H	173,000	272,833
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	36,500	94,009
Jinhui Liquor Co. Ltd.	74,500	314,300
JiuGui Liquor Co. Ltd., Class A	26,500	579,543
Jizhong Energy Resources Co. Ltd.	486,700	498,691
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	265,400	503,698
Joyoung Co. Ltd., Class A	113,200	319,247
Kanzhun Ltd., ADR(a)	43,564	877,815
KE Holdings Inc., ADR(a)	37,883	691,365
Kehua Data Co. Ltd.	11,100	71,265
Kingboard Holdings Ltd.	320,000	1,142,443
Kingboard Laminates Holdings Ltd.	1,892,000	2,359,447
KingClean Electric Co. Ltd.	58,700	263,015
Kingnet Network Co. Ltd.(a)	316,200	386,728
Koolearn Technology Holding Ltd.(a)(c)	58,500	332,022
Kuaishou Technology(a)(c)	304,200	2,034,614
Kunlun Energy Co. Ltd.	384,000	307,678
Kweichow Moutai Co. Ltd., Class A	6,500	1,696,340
Legend Holdings Corp., Class H(c)	236,700	261,445
Lenovo Group Ltd.	1,274,000	1,146,475
Li Auto Inc.(a)	133,900	1,573,658
Li Ning Co. Ltd.	432,500	3,690,395
Longfor Group Holdings Ltd.(c)	51,500	146,967
Lufax Holding Ltd., ADR	163,172	352,452
Meituan, Class B(a)(c)	608,920	10,567,762
Metallurgical Corp. of China Ltd., Class H	4,431,000	965,298
MMG Ltd.(a)	1,208,000	340,113
NetEase Inc.	277,800	4,285,879
New Oriental Education & Technology Group Inc.(a)	72,900	281,123
Newland Digital Technology Co. Ltd., Class A	152,000	348,405
Ningbo Orient Wires & Cables Co. Ltd.	8,600	68,059
Nongfu Spring Co. Ltd., Class H(c)	326,600	1,830,764
Northeast Securities Co. Ltd., Class A	343,700	338,762
Orient Overseas International Ltd.	110,000	1,766,955
Orient Securities Co. Ltd.(c)	2,045,600	1,131,030
People.cn Co. Ltd.	82,500	207,263
People’s Insurance Co. Group of China Ltd. (The),
Class H	1,926,000	608,515
Perfect World Co. Ltd., Class A	285,500	584,980
PetroChina Co. Ltd., Class A	3,030,900	2,280,856
PetroChina Co. Ltd., Class H	538,000	274,454
PICC Property & Casualty Co. Ltd., Class H	397,000	348,705
Pinduoduo Inc., ADR(a)	74,696	6,553,080
Ping An Insurance Group Co. of China Ltd., Class H	903,000	6,131,666

Security	Shares	Value

China (continued)
Pingdingshan Tianan Coal Mining Co. Ltd.	71,500	$123,462
Postal Savings Bank of China Co. Ltd., Class H(c)	3,884,000	2,330,578
Proya Cosmetics Co. Ltd., Class A	41,721	1,095,575
Sanquan Food Co. Ltd., Class A	129,300	323,350
SenseTime Group Inc.(a)(c)	2,121,000	680,934
Shaanxi Coal Industry Co. Ltd., Class A	58,700	168,925
Shan Xi Hua Yang Group New Energy Co. Ltd.	53,800	123,194
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	86,929	256,020
Shandong Jinjing Science & Technology Co. Ltd.	63,700	97,431
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	496,400	801,272
Shanghai Baosight Software Co. Ltd., Class B	825,450	2,690,967
Shanghai Flyco Electrical Appliance Co. Ltd.	21,400	262,872
Shanghai International Port Group Co. Ltd., Class A	227,481	174,109
Shanghai M&G Stationery Inc., Class A	10,700	83,416
Shanghai Wanye Enterprises Co. Ltd.	89,300	230,900
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	8,500	345,695
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	84,400	450,157
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	158,860	685,737
Sino Biopharmaceutical Ltd.	1,663,000	858,046
Sinopec Shanghai Petrochemical Co. Ltd., Class H	5,584,000	960,379
Sinosoft Co. Ltd.	33,900	152,919
Sinotrans Ltd., Class H	1,711,000	523,148
Sinotruk Hong Kong Ltd.	946,000	1,489,612
Skshu Paint Co. Ltd., Class A(a)	4,800	84,544
STO Express Co. Ltd., Class A(a)	218,300	310,024
Sun Art Retail Group Ltd.	837,000	303,902
Taiji Computer Corp. Ltd.	84,100	517,438
TAL Education Group, ADR(a)	100,276	704,940
Tencent Holdings Ltd.	702,200	30,846,518
Tingyi Cayman Islands Holding Corp.	1,428,000	2,307,050
Topsports International Holdings Ltd.(c)	597,000	522,176
Trip.com Group Ltd.(a)	58,150	2,056,519
Tsingtao Brewery Co. Ltd., Class H	98,000	966,341
Uni-President China Holdings Ltd.	661,000	579,551
Vipshop Holdings Ltd., ADR(a)	47,494	707,186
Want Want China Holdings Ltd.(b)	2,405,000	1,513,013
Weichai Power Co. Ltd., Class H	510,000	756,287
XPeng Inc.(a)	143,700	628,850
Xtep International Holdings Ltd.	77,000	87,097
Yadea Group Holdings Ltd.(c)	1,054,000	2,262,087
Yankuang Energy Group Co. Ltd., Class A	89,300	458,716
Yankuang Energy Group Co. Ltd., Class H	484,000	1,459,909
Yifeng Pharmacy Chain Co. Ltd., Class A	18,700	162,788
Yixintang Pharmaceutical Group Co. Ltd., Class A	84,600	425,079
Yongan Futures Co. Ltd.	94,100	243,447
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	17,500	99,186
Zhongshan Broad Ocean Motor Co. Ltd.	349,700	278,257
Zijin Mining Group Co. Ltd., Class H	508,000	766,265
ZTE Corp., Class H	62,200	184,633

		244,159,409

Colombia — 0.1%
Grupo Energia Bogota SA ESP	505,823	145,728
Interconexion Electrica SA ESP	245,545	869,614

		1,015,342

Czech Republic — 0.5%
CEZ AS	21,183	988,819
Komercni Banka AS	86,846	2,930,031

		3,918,850

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.1%
Eastern Co. SAE	1,008,301	$609,655

Greece — 0.5%
Hellenic Telecommunications Organization SA	107,253	1,647,170
JUMBO SA	7,178	143,330
National Bank of Greece SA(a)	106,593	597,540
OPAP SA	129,072	2,004,105

		4,392,145

Hong Kong — 0.4%
BOC Hong Kong Holdings Ltd.	1,060,000	3,585,370

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	111,676	848,032
OTP Bank Nyrt	22,288	676,970
Richter Gedeon Nyrt	4,618	96,801

		1,621,803

India — 17.1%
3M India Ltd.	4,314	1,194,454
ABB India Ltd.	42,228	1,643,478
ACC Ltd.	40,557	848,953
Adani Enterprises Ltd.	85,815	1,414,464
Adani Total Gas Ltd.	209,225	1,715,018
Alkem Laboratories Ltd.	24,817	953,143
Ambuja Cements Ltd.	224,245	927,172
Apollo Hospitals Enterprise Ltd.	19,237	1,024,279
Asian Paints Ltd.	58,622	2,005,987
Bajaj Auto Ltd.	27,798	1,231,125
Bajaj Finance Ltd.	29,246	2,162,331
Bajaj Holdings & Investment Ltd.	16,594	1,255,407
Bharat Electronics Ltd.	1,828,316	2,090,840
Bharat Petroleum Corp. Ltd.	107,925	414,310
Bharti Airtel Ltd.	232,816	2,090,394
Britannia Industries Ltd.	2,933	158,301
Cholamandalam Investment and Finance Co. Ltd.	20,128	184,194
Coal India Ltd.	488,235	1,272,154
Colgate-Palmolive India Ltd.	37,998	676,954
CRISIL Ltd.	33,047	1,354,061
Cummins India Ltd.	11,144	211,658
DLF Ltd.	36,717	156,186
Dr Lal PathLabs Ltd.(c)	27,753	667,861
Dr. Reddy’s Laboratories Ltd.	12,451	648,885
Emami Ltd.	148,704	718,359
GAIL India Ltd.	525,260	652,035
GlaxoSmithKline Pharmaceuticals Ltd.	35,510	573,989
Godrej Properties Ltd.(a)	18,944	252,167
Gujarat Fluorochemicals Ltd.	30,836	1,173,180
Havells India Ltd.	130,324	1,887,130
HCL Technologies Ltd.	189,028	2,461,417
HDFC Bank Ltd.	444,892	8,608,573
Hero MotoCorp Ltd.	53,563	1,566,404
Hindalco Industries Ltd.	350,206	1,689,385
Hindustan Aeronautics Ltd.	25,926	807,346
Hindustan Petroleum Corp. Ltd.	286,861	746,930
Housing Development Finance Corp. Ltd.	240,276	7,584,458
ICICI Bank Ltd.	632,470	6,540,260
ICICI Lombard General Insurance Co. Ltd.(c)	64,513	859,874
Indian Oil Corp. Ltd.	570,404	524,743
Indraprastha Gas Ltd.	157,066	833,423
Indus Towers Ltd.	326,870	675,744
Info Edge India Ltd.	7,020	296,510

Security	Shares	Value

India (continued)
Infosys Ltd.	662,476	$11,920,842
InterGlobe Aviation Ltd.(a)(c)	35,634	800,184
Jindal Steel & Power Ltd.	21,069	139,950
JSW Energy Ltd.	124,039	352,082
JSW Steel Ltd.	12,371	99,845
Jubilant Foodworks Ltd.	36,977	196,930
Kotak Mahindra Bank Ltd.	87,903	1,838,767
L&T Technology Services Ltd.(c)	13,402	597,369
Larsen & Toubro Infotech Ltd.(c)	6,292	358,956
Larsen & Toubro Ltd.	94,286	2,405,580
Macrotech Developers Ltd.(a)	13,125	130,222
Mahindra & Mahindra Ltd.	21,121	324,374
Marico Ltd.	47,143	280,279
Max Healthcare Institute Ltd.(a)	136,061	701,311
Mphasis Ltd.	56,460	1,388,487
Muthoot Finance Ltd.	89,160	1,048,986
Nestle India Ltd.	8,210	1,854,183
NHPC Ltd., NVS	3,918,656	1,855,813
NTPC Ltd.	74,657	153,986
Oil & Natural Gas Corp. Ltd.	358,020	656,913
Oracle Financial Services Software Ltd.	9,391	360,009
Page Industries Ltd.	1,789	821,112
Persistent Systems Ltd.	16,210	939,863
Pidilite Industries Ltd.	4,433	123,379
Polycab India Ltd.	4,073	151,817
Power Finance Corp. Ltd.	1,795,252	3,157,585
Power Grid Corp. of India Ltd.	498,215	1,339,442
REC Ltd.	1,566,600	2,166,055
Reliance Industries Ltd.	375,816	10,558,581
SBI Cards & Payment Services Ltd.	66,484	603,537
SBI Life Insurance Co. Ltd.(c)	49,430	670,288
Schaeffler India Ltd.	7,141	257,579
SRF Ltd.	30,444	797,774
Sun Pharmaceutical Industries Ltd.	47,177	545,595
Supreme Industries Ltd.	66,993	2,237,773
Tata Consultancy Services Ltd.	232,565	9,319,902
Tata Elxsi Ltd.	14,150	1,048,058
Tata Motors Ltd., Class A(a)	518,984	1,380,212
Tata Steel Ltd.	1,448,245	1,821,410
Tata Teleservices Maharashtra Ltd.(a)	139,418	94,528
Tech Mahindra Ltd.	103,277	1,372,876
Tube Investments of India Ltd.	85,157	2,854,387
Union Bank of India	241,861	196,754
Varun Beverages Ltd.	27,081	426,112
Vedant Fashions Ltd.	60,260	877,430
Vedanta Ltd.	30,957	100,480
Wipro Ltd.	755,300	3,536,322
WNS Holdings Ltd.(a)	23,998	2,085,906

		141,703,361

Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	4,466,100	875,010
Aneka Tambang Tbk	670,200	87,456
Avia Avian Tbk PT	2,233,000	91,517
Bank Central Asia Tbk PT	8,803,700	5,051,303
Bank Mandiri Persero Tbk PT	1,837,000	1,204,590
Bank Negara Indonesia Persero Tbk PT	911,200	524,314
Bank Pan Indonesia Tbk PT	4,259,200	403,577
Bank Rakyat Indonesia Persero Tbk PT	8,648,700	2,648,487
Bukit Asam Tbk PT	2,179,400	551,638
Cisarua Mountain Dairy PT TBK	1,739,800	507,679

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Elang Mahkota Teknologi Tbk PT	1,133,800	$70,630
GoTo Gojek Tokopedia Tbk PT(a)	51,192,300	396,111
Hanjaya Mandala Sampoerna Tbk PT	14,943,200	1,161,160
Indo Tambangraya Megah Tbk PT	388,300	947,197
Indofood CBP Sukses Makmur Tbk PT	206,100	136,837
Kalbe Farma Tbk PT	1,073,100	148,448
Perusahaan Gas Negara Tbk PT	1,687,900	173,217
Saratoga Investama Sedaya Tbk PT, NVS	1,540,600	238,414
Sumber Alfaria Trijaya Tbk PT	11,624,000	2,210,556
Telkom Indonesia Persero Tbk PT	4,191,100	1,066,326
Unilever Indonesia Tbk PT	511,500	140,158
United Tractors Tbk PT	156,900	286,978

		18,921,603

Kuwait — 0.4%
Gulf Bank KSCP	1,422,352	1,403,820
Mabanee Co. KPSC	95,242	243,698
National Bank of Kuwait SAKP	614,008	2,140,028

		3,787,546

Malaysia — 0.8%
Fraser & Neave Holdings Bhd	89,000	545,404
Genting Bhd	490,900	509,770
Hong Leong Bank Bhd	250,800	1,147,951
Hong Leong Financial Group Bhd	155,500	631,356
Malaysia Airports Holdings Bhd(a)	71,700	108,489
Petronas Chemicals Group Bhd	95,500	152,374
Petronas Dagangan Bhd	64,900	304,000
Petronas Gas Bhd	135,000	501,192
Public Bank Bhd	1,376,800	1,267,116
Sime Darby Bhd	1,275,900	645,415
Telekom Malaysia Bhd	190,800	213,866
Top Glove Corp. Bhd(a)	517,400	87,050
Westports Holdings Bhd	519,100	428,005

		6,541,988

Mexico — 2.6%
America Movil SAB de CV, Series L, NVS	6,351,100	6,588,357
Cemex SAB de CV(a)	185,103	921,813
Coca-Cola Femsa SAB de CV	40,500	292,940
Fomento Economico Mexicano SAB de CV	238,500	2,201,137
Gruma SAB de CV, Class B	98,680	1,446,559
Grupo Aeroportuario del Pacifico SAB de CV, Class B	186,500	3,546,930
Grupo Financiero Banorte SAB de CV, Class O	209,200	1,765,848
Grupo Mexico SAB de CV, Series B	161,800	725,940
Wal-Mart de Mexico SAB de CV	1,079,000	4,246,648

		21,736,172

Philippines — 0.6%
Bank of the Philippine Islands	786,720	1,560,648
BDO Unibank Inc.	208,370	464,550
Manila Electric Co.	242,650	1,393,210
Metropolitan Bank & Trust Co.	186,160	195,554
PLDT Inc.	50,100	1,163,117
Semirara Mining & Power Corp.	289,900	157,127

		4,934,206

Poland — 0.7%
Bank Millennium SA(a)	180,059	183,356
Bank Polska Kasa Opieki SA	18,278	368,473
CD Projekt SA	9,787	291,286
KGHM Polska Miedz SA	35,889	1,023,517
LPP SA	696	1,473,811
mBank SA(a)	2,298	169,436

Security	Shares	Value

Poland (continued)
Orange Polska SA	769,312	$1,162,818
PGE Polska Grupa Energetyczna SA(a)	230,797	346,270
Polski Koncern Naftowy ORLEN SA	39,726	595,280
Powszechna Kasa Oszczednosci Bank Polski SA	44,268	309,280

		5,923,527

Qatar — 1.0%
Ezdan Holding Group QSC(a)	713,789	170,624
Industries Qatar QSC	860,596	3,280,166
Mesaieed Petrochemical Holding Co.	2,079,472	1,196,290
Ooredoo QPSC	342,686	863,260
Qatar Gas Transport Co. Ltd.	165,772	165,677
Qatar Islamic Bank SAQ	43,585	221,977
Qatar National Bank QPSC	487,805	2,250,627

		8,148,621

Russia — 0.0%
Inter RAO UES PJSC(a)(d)	41,455,000	5,524
PhosAgro PJSC(a)(d)	51,000	7
PhosAgro PJSC, New(a)(d)	986	10
TCS Group Holding PLC, GDR(a)(d)(e)	135,475	18
United Co. RUSAL International PJSC(a)(d)	3,441,260	458

		6,017

Saudi Arabia — 3.4%
ACWA Power Co.	6,126	227,563
Al Rajhi Bank(a)	160,816	3,012,635
Alinma Bank	78,808	618,469
Arab National Bank	167,393	1,025,402
Bank AlBilad(a)	81,207	770,397
Banque Saudi Fransi	135,446	1,178,063
Bupa Arabia for Cooperative Insurance Co.	5,030	206,883
Dr Sulaiman Al Habib Medical Services Group Co.	63,739	3,933,496
Elm Co.	2,268	228,814
Nahdi Medical Co.	48,539	2,406,767
Riyad Bank	243,025	1,684,307
SABIC Agri-Nutrients Co.	61,572	2,190,256
Sahara International Petrochemical Co.	67,131	633,269
Saudi Arabian Mining Co.(a)	62,013	1,050,998
Saudi Arabian Oil Co.(c)	713,547	6,046,606
Saudi Electricity Co.	74,982	443,580
Saudi Industrial Investment Group	57,569	342,786
Saudi National Bank (The)	25,350	319,184
Saudi Tadawul Group Holding Co.	47,194	1,793,321

		28,112,796

South Africa — 2.5%
Anglo American Platinum Ltd.	24,277	1,342,432
Bidvest Group Ltd. (The)	54,188	691,417
Capitec Bank Holdings Ltd.	2,910	278,008
Clicks Group Ltd.	65,149	948,944
Exxaro Resources Ltd.	77,300	846,533
FirstRand Ltd.	32,358	115,495
Foschini Group Ltd. (The)	28,219	155,866
Gold Fields Ltd.	54,113	491,451
Impala Platinum Holdings Ltd.	160,088	1,495,055
MTN Group Ltd.	365,812	2,884,467
MultiChoice Group	343,375	2,636,312
Naspers Ltd., Class N	9,164	1,625,244
Nedbank Group Ltd.	18,035	226,437
Northam Platinum Holdings Ltd.(a)	51,468	423,879
Sasol Ltd.	65,532	964,657
Sibanye Stillwater Ltd.	240,811	486,605

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
SPAR Group Ltd. (The)	28,778	$225,648
Standard Bank Group Ltd.	190,736	1,906,633
Thungela Resources Ltd.	64,720	753,029
Woolworths Holdings Ltd.	450,586	1,889,198

		20,387,310

South Korea — 11.8%
Celltrion Healthcare Co. Ltd.	5,578	229,738
Celltrion Inc.	10,746	1,179,157
CJ CheilJedang Corp.	324	78,621
CJ Corp.	9,131	599,648
Coway Co. Ltd.(b)	42,516	1,715,343
DB HiTek Co. Ltd.	12,815	438,707
DB Insurance Co. Ltd.	18,057	1,050,808
DL Holdings Co. Ltd.	27,206	1,210,983
Doosan Bobcat Inc.	11,018	315,426
Ecopro BM Co. Ltd.	2,089	262,536
E-MART Inc.	8,679	734,156
F&F Co. Ltd./New	3,959	414,876
Hana Financial Group Inc.	107,656	3,692,305
Hanmi Science Co. Ltd.(a)	9,518	234,129
Hanwha Aerospace Co. Ltd.	3,851	261,923
HMM Co. Ltd.(a)	22,818	388,850
Hyosung TNC Corp.	894	309,091
Hyundai Engineering & Construction Co. Ltd.	6,520	179,174
Hyundai Glovis Co. Ltd.	4,425	529,947
Hyundai Heavy Industries Co. Ltd.(a)	963	77,433
Hyundai Mobis Co. Ltd.	8,506	1,366,266
Hyundai Motor Co.	19,814	2,639,870
KB Financial Group Inc.	108,706	4,214,334
KCC Corp.	3,273	607,233
KEPCO Engineering & Construction Co. Inc.(a)	2,404	114,818
Kia Corp.	53,758	3,055,074
Korea Electric Power Corp.(a)	34,795	474,627
Korea Investment Holdings Co. Ltd.(a)	30,601	1,433,790
Krafton Inc.(a)	1,137	145,900
KT Corp.	32,699	752,454
KT&G Corp.	22,094	1,481,003
LG Chem Ltd.	5,307	2,727,194
LG Electronics Inc.	19,914	1,673,483
LG Energy Solution(a)	2,438	963,593
LG H&H Co. Ltd.	1,188	599,723
LG Innotek Co. Ltd.	3,938	822,865
LG Uplus Corp.	118,420	990,580
Meritz Financial Group Inc.	23,164	787,478
NAVER Corp.	11,061	1,742,844
NCSoft Corp.	3,912	1,284,537
Orion Corp./Republic of Korea	10,415	983,847
Pearl Abyss Corp.(a)	16,312	552,876
POSCO Holdings Inc.	13,176	3,175,722
Samsung Biologics Co. Ltd.(a)(c)	1,944	1,135,622
Samsung C&T Corp.	1,178	98,015
Samsung Card Co. Ltd.	28,007	649,775
Samsung Electro-Mechanics Co. Ltd.	13,421	1,459,212
Samsung Electronics Co. Ltd.	736,888	33,716,229
Samsung Engineering Co. Ltd.(a)	27,146	538,509
Samsung Fire & Marine Insurance Co. Ltd.	6,967	1,129,357
Samsung SDI Co. Ltd.	3,252	1,710,480
Samsung SDS Co. Ltd.	8,399	795,311
Samsung Securities Co. Ltd.	29,764	753,519
SD Biosensor Inc.(b)	22,476	390,276

Security	Shares	Value

South Korea (continued)
Seegene Inc.	50,709	$935,046
Shinhan Financial Group Co. Ltd.	120,375	3,534,154
SK Bioscience Co. Ltd.(a)	3,980	209,640
SK Hynix Inc.	15,353	1,037,263
SK Innovation Co. Ltd.(a)	1,544	175,140
Wemade Co. Ltd.	11,842	477,886
Woori Financial Group Inc.	279,796	2,579,642

		97,818,038

Taiwan — 15.7%
Accton Technology Corp.	160,000	1,465,314
Acer Inc.	1,082,000	897,235
Advanced Energy Solution Holding Co. Ltd.	13,000	347,945
Advantech Co. Ltd.	80,000	928,002
Alchip Technologies Ltd.	6,000	184,217
ASE Technology Holding Co. Ltd.	315,000	1,084,694
Asustek Computer Inc.	63,000	570,613
AUO Corp.	2,443,800	1,487,176
Cathay Financial Holding Co. Ltd.	2,187,000	3,101,364
Chang Hwa Commercial Bank Ltd.	517,000	295,049
Cheng Shin Rubber Industry Co. Ltd.	64,000	71,720
Chicony Electronics Co. Ltd.	67,000	201,250
China Airlines Ltd.	292,000	193,255
China Development Financial Holding Corp.	2,890,000	1,244,358
Chunghwa Telecom Co. Ltd.	164,000	620,059
CTBC Financial Holding Co. Ltd.	3,022,000	2,243,634
Delta Electronics Inc.	216,000	2,020,835
Far EasTone Telecommunications Co. Ltd.	390,000	880,015
Feng TAY Enterprise Co. Ltd.	175,000	1,054,200
Formosa Chemicals & Fibre Corp.	142,000	329,531
Formosa Plastics Corp.	270,000	801,513
Formosa Sumco Technology Corp.	26,000	127,423
Fubon Financial Holding Co. Ltd.	2,270,000	4,438,789
Giant Manufacturing Co. Ltd.	89,000	592,133
Gigabyte Technology Co. Ltd.	429,000	1,661,209
Global Unichip Corp.	54,000	2,032,141
Hon Hai Precision Industry Co. Ltd.	1,403,000	4,641,126
Kinsus Interconnect Technology Corp.	30,000	105,056
Largan Precision Co. Ltd.	3,000	215,670
Lite-On Technology Corp.	1,367,718	3,112,282
MediaTek Inc.	231,000	5,423,654
Mega Financial Holding Co. Ltd.	270,000	294,546
Micro-Star International Co. Ltd.	287,000	1,280,329
momo.com Inc.	52,800	1,356,998
Nan Ya Plastics Corp.	332,000	816,862
Nan Ya Printed Circuit Board Corp.	65,000	492,693
Nanya Technology Corp.	41,000	78,044
Nien Made Enterprise Co. Ltd.	39,000	415,238
Novatek Microelectronics Corp.	256,000	3,383,194
Pegatron Corp.	502,000	1,112,224
Polaris Group/Tw(a)	66,000	215,008
Pou Chen Corp.	675,000	739,628
President Chain Store Corp.	167,000	1,459,201
Quanta Computer Inc.	140,000	366,445
Realtek Semiconductor Corp.	319,000	3,932,621
Ruentex Industries Ltd.	525,000	1,158,654
Shanghai Commercial & Savings Bank Ltd. (The)	1,153,000	1,789,860
SinoPac Financial Holdings Co. Ltd.	3,297,000	1,845,754
Synnex Technology International Corp.	341,000	695,777
Taiwan Cooperative Financial Holding Co. Ltd.	2,090,000	1,818,073
Taiwan Semiconductor Manufacturing Co. Ltd.	3,034,000	50,194,169

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Unimicron Technology Corp.	125,000	$516,276
Uni-President Enterprises Corp.	1,370,000	3,024,352
United Microelectronics Corp.	2,667,000	4,343,756
Voltronic Power Technology Corp.	7,000	365,497
Wan Hai Lines Ltd.	233,000	603,009
Winbond Electronics Corp.	132,000	98,821
Wiwynn Corp.	51,000	1,599,233
Yang Ming Marine Transport Corp.	361,000	759,822
Yuanta Financial Holding Co. Ltd.	4,566,000	3,395,055
Yulon Nissan Motor Co. Ltd.	13,000	86,796

		130,609,397

Thailand — 1.4%
Advanced Info Service PCL, NVDR	310,800	1,776,440
Bangkok Bank PCL	160,700	743,450
Carabao Group PCL, NVDR	76,100	217,482
Charoen Pokphand Foods PCL, NVDR	1,627,000	1,022,018
Com7 PCL, NVDR	768,000	662,795
Delta Electronics Thailand PCL, NVDR	81,450	2,101,861
Jasmine Technology Solution PCL(a)	485,100	566,204
Kasikornbank PCL, NVDR	68,400	265,152
Krung Thai Bank PCL, NVDR	1,498,700	733,549
Krungthai Card PCL, NVDR	489,000	812,896
MK Restaurants Group PCL, NVDR	539,700	847,546
PTT Exploration & Production PCL, NVDR	144,900	615,004
PTT Public Company Ltd., NVDR	686,200	616,471
SCG Packaging PCL, NVDR	503,300	740,540
TOA Paint Thailand PCL, NVDR	169,500	155,873

		11,877,281

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	128,456	378,872
BIM Birlesik Magazalar AS	210,848	1,520,699
Ford Otomotiv Sanayi AS	102,296	2,984,038
KOC Holding AS	53,579	220,019
Tofas Turk Otomobil Fabrikasi AS	291,714	2,647,592
Turk Telekomunikasyon AS	437,032	416,552
Turkcell Iletisim Hizmetleri AS	138,951	234,859
Turkiye Garanti Bankasi AS	295,805	364,646
Yapi ve Kredi Bankasi AS	160,645	85,134

		8,852,411

United Arab Emirates — 1.8%
Abu Dhabi Islamic Bank PJSC	1,415,881	4,022,109
Abu Dhabi National Oil Co. for Distribution PJSC	558,584	656,961
Dubai Electricity & Water Authority PJSC	3,764,580	2,439,275
Emaar Properties PJSC	213,653	325,735
Emirates NBD Bank PJSC	105,981	392,405
Emirates Telecommunications Group Co. PJSC	296,534	2,058,647
Fertiglobe PLC	1,875,505	2,016,891
First Abu Dhabi Bank PJSC	143,771	551,114
International Holding Co. PJSC(a)	18,447	1,984,266
Multiply Group(a)	442,861	482,275

		14,929,678

Total Common Stocks — 98.6% (Cost: $820,647,416)		817,885,923

Security	Shares	Value

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	639,598	$1,597,941
Gerdau SA, Preference Shares, NVS	259,551	1,419,352
Itau Unibanco Holding SA, Preference Shares, NVS	805,183	3,910,992
Petroleo Brasileiro SA, Preference Shares, NVS	620,856	2,993,134

		9,921,419

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,162	282,669

South Korea — 0.2%
Kumho Petrochemical Co. Ltd., 0.00%	3,248	198,329
LG Chem Ltd., Preference Shares, NVS	453	100,647
Samsung Electronics Co. Ltd., Preference Shares, NVS	21,245	857,346

		1,156,322

Total Preferred Stocks — 1.4% (Cost: $11,161,777)		11,360,410

Total Long-Term Investments — 100.0% (Cost: $831,809,193)		829,246,333

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	2,216,366	2,217,696

Total Short-Term Securities — 0.3% (Cost: $2,215,774)		2,217,696

Total Investments — 100.3% (Cost: $834,024,967)		831,464,029

Liabilities in Excess of Other Assets — (0.3)%		(2,134,476)

Net Assets — 100.0%		$829,329,553

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,030,754	$—	$(6,817,798	)(a)	$6,655	$(1,915)	$2,217,696	2,216,366	$22,145	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	700,000	—	(700,000	)(a)	—	—	—	—	28,681		2

					$6,655	$(1,915)	$2,217,696		$50,826		$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	161	03/17/23	$7,751	$(418,342)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$418,342	$—	$—	$—	$418,342

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$125,125	$—	$—	$—	$125,125

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(388,600)	$—	$—	$—	$(388,600)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,858,173

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Emerging Markets Multifactor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$121,862,479	$696,017,427	$6,017	$817,885,923
Preferred Stocks	10,119,748	1,240,662	—	11,360,410
Short-Term Securities
Money Market Funds	2,217,696	—	—	2,217,696

	$134,199,923	$697,258,089	$6,017	$831,464,029

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(418,342)	$—	$—	$(418,342)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.9%
BCE Inc.	103,756	$4,590,509
CGI Inc.(a)	156,451	14,027,274
Franco-Nevada Corp.	269,384	34,385,204
Loblaw Companies Ltd.	84,281	7,202,644
TELUS Corp.	261,210	5,193,571
Thomson Reuters Corp.	24,750	2,997,570
Waste Connections Inc.	106,788	14,301,049

		82,697,821

China — 8.1%
Agricultural Bank of China Ltd., Class A	7,832,699	3,301,901
Agricultural Bank of China Ltd., Class H	44,462,000	15,414,851
Anhui Conch Cement Co. Ltd., Class H	1,271,000	4,666,238
Anhui Gujing Distillery Co. Ltd., Class B	165,536	2,845,572
Bank of China Ltd., Class H	121,737,000	44,647,255
Bank of Communications Co. Ltd., Class A	3,600,800	2,538,700
Bank of Communications Co. Ltd., Class H	13,340,000	7,887,381
Bank of Ningbo Co. Ltd., Class A	604,600	2,565,742
Beijing Enterprises Holdings Ltd.	771,000	2,525,542
CGN Power Co. Ltd., Class H(b)	16,251,000	3,644,958
China CITIC Bank Corp. Ltd., Class H	13,626,000	6,304,175
China Coal Energy Co. Ltd., Class H	3,168,000	2,451,519
China Conch Venture Holdings Ltd.	2,516,000	5,063,390
China Construction Bank Corp., Class H	52,441,000	32,055,999
China Feihe Ltd.(b)	2,971,000	2,381,279
China Galaxy Securities Co. Ltd., Class H	5,388,500	2,685,849
China Merchants Bank Co. Ltd., Class A	1,020,000	5,478,612
China Merchants Port Holdings Co. Ltd.	2,108,000	2,955,027
China Minsheng Banking Corp. Ltd., Class H	9,578,500	3,307,972
China Shenhua Energy Co. Ltd., Class A	717,300	2,890,407
China Shenhua Energy Co. Ltd., Class H	3,916,000	11,778,846
China State Construction Engineering Corp. Ltd., Class A	3,535,300	2,859,837
China Tourism Group Duty Free Corp. Ltd., Class A	165,400	4,704,732
China Tower Corp. Ltd., Class H(b)	58,854,000	6,373,933
China Yangtze Power Co. Ltd., Class A	2,081,100	6,338,613
Chow Tai Fook Jewellery Group Ltd.	3,048,000	5,907,487
CITIC Securities Co. Ltd., Class A	902,808	2,681,949
COSCO SHIPPING Holdings Co. Ltd., Class H	4,852,000	5,032,607
East Money Information Co. Ltd., Class A	1,045,260	3,138,431
Guangdong Investment Ltd.(c)	2,353,147	2,377,952
Industrial & Commercial Bank of China Ltd., Class A	5,768,751	3,568,840
Industrial & Commercial Bank of China Ltd., Class H	48,664,000	24,281,472
Industrial Bank Co. Ltd., Class A	1,864,000	4,534,486
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,634,735	2,204,288
Kingboard Holdings Ltd.	1,016,000	3,627,256
Kunlun Energy Co. Ltd.	5,980,000	4,791,442
Lenovo Group Ltd.	3,870,000	3,482,620
LONGi Green Energy Technology Co. Ltd., Class A	694,892	4,425,173
Luxshare Precision Industry Co. Ltd., Class A	494,100	2,123,524
NARI Technology Co. Ltd., Class A	588,600	2,223,669
People’s Insurance Co. Group of China Ltd. (The), Class H	12,701,000	4,015,684
PetroChina Co. Ltd., Class H	32,146,000	16,398,895
PICC Property & Casualty Co. Ltd., Class H	10,516,000	9,236,736
Ping An Bank Co. Ltd., Class A	1,662,000	3,289,964
Postal Savings Bank of China Co. Ltd., Class H(b)	12,095,000	7,266,706
SF Holding Co. Ltd., Class A	365,900	2,833,519
Shaanxi Coal Industry Co. Ltd., Class A	895,200	2,576,178

Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class B	766,180	$2,497,476
Shanghai Pudong Development Bank Co. Ltd., Class A	2,704,600	2,793,950
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	102,700	4,633,383
Sinopharm Group Co. Ltd., Class H	2,043,200	5,472,327
Tingyi Cayman Islands Holding Corp.	2,020,000	3,263,474
TravelSky Technology Ltd., Class H	1,421,000	2,804,926
Wanhua Chemical Group Co. Ltd., Class A	289,200	4,339,781
WuXi AppTec Co. Ltd., Class A	180,704	2,152,128
Xiaomi Corp., Class B(a)(b)	4,352,200	6,593,505
ZTE Corp., Class H	1,151,600	3,421,528
ZTO Express Cayman Inc., ADR	114,375	2,751,863

		348,411,549

Denmark — 0.1%
Novo Nordisk A/S, Class B	42,575	6,013,943

Finland — 0.3%
Elisa OYJ	217,469	12,349,661

France — 0.4%
Orange SA	1,400,779	15,991,701

Germany — 0.9%
Deutsche Telekom AG, Registered	1,597,381	35,850,095
Telefonica Deutschland Holding AG	1,467,893	4,452,760

		40,302,855

Greece — 0.1%
Hellenic Telecommunications Organization SA	212,265	3,256,151

Hong Kong — 2.1%
BOC Hong Kong Holdings Ltd.	1,603,500	5,426,798
CLP Holdings Ltd.	1,442,754	10,202,889
Hang Seng Bank Ltd.	1,177,000	19,145,695
HKT Trust & HKT Ltd., Class SS	5,409,000	7,032,228
Hong Kong & China Gas Co. Ltd.	12,149,579	11,420,637
Jardine Matheson Holdings Ltd.	200,800	9,953,579
Link REIT	1,055,500	6,946,754
MTR Corp. Ltd.	2,363,500	11,910,307
Power Assets Holdings Ltd.	1,234,500	6,603,062

		88,641,949

India — 4.5%
ACC Ltd.	105,577	2,209,973
Adani Green Energy Ltd.(a)	180,690	1,058,185
Adani Total Gas Ltd.	70,391	576,995
Ambuja Cements Ltd.	905,043	3,742,027
Asian Paints Ltd.	412,602	14,103,089
Avenue Supermarts Ltd.(a)(b)	118,215	4,881,792
Bajaj Auto Ltd.	67,761	2,998,934
Bajaj Holdings & Investment Ltd.	27,374	2,069,666
Berger Paints India Ltd.	372,399	2,608,094
Bharat Petroleum Corp. Ltd.	643,569	2,471,007
Cipla Ltd.	342,327	3,750,578
Dabur India Ltd.	327,730	2,110,075
Divi’s Laboratories Ltd.	177,587	6,064,739
Dr. Reddy’s Laboratories Ltd.	61,014	3,179,751
Eicher Motors Ltd.	173,677	6,518,216
Havells India Ltd.	147,379	2,132,515
HCL Technologies Ltd.	1,109,384	14,445,781
Hero MotoCorp Ltd.	74,731	2,185,444
Hindustan Petroleum Corp. Ltd.	919,485	2,395,540
Hindustan Unilever Ltd.	154,685	4,600,608

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indian Oil Corp. Ltd.	4,375,397	$4,025,510
Infosys Ltd.	494,921	8,890,200
Larsen & Toubro Infotech Ltd.(b)	48,215	2,750,649
Larsen & Toubro Ltd.	196,834	5,016,682
Maruti Suzuki India Ltd.	36,949	3,850,681
MRF Ltd.	2,385	2,458,061
Nestle India Ltd.	37,177	8,391,091
Petronet LNG Ltd.	1,171,140	3,149,196
PI Industries Ltd.	117,525	4,402,899
Pidilite Industries Ltd.	235,729	6,554,801
Shree Cement Ltd.	10,327	3,256,225
Sun Pharmaceutical Industries Ltd.	402,652	4,656,607
Tata Consultancy Services Ltd.	737,208	29,514,862
Tech Mahindra Ltd.	361,023	4,799,131
Torrent Pharmaceuticals Ltd.	154,884	2,732,963
UltraTech Cement Ltd.	72,052	6,323,160
Wipro Ltd.	613,067	2,866,961
Wipro Ltd., ADR	921,139	4,301,719
Yes Bank Ltd.(a)	14,154,937	2,985,703

		195,030,110

Indonesia — 0.5%
Bank Central Asia Tbk PT	31,427,200	18,024,715
Telkom Indonesia Persero Tbk PT	10,610,900	2,702,977

		20,727,692

Israel — 0.3%
Azrieli Group Ltd.	31,476	1,766,466
Bank Hapoalim BM	412,151	3,447,324
Bank Leumi Le-Israel BM	590,266	4,589,037
Check Point Software Technologies Ltd.(a)	34,942	4,323,024

		14,125,851

Italy — 0.2%
Infrastrutture Wireless Italiane SpA(b)	471,392	5,188,176
Recordati Industria Chimica e Farmaceutica SpA	85,471	3,624,531

		8,812,707

Japan — 10.7%
Canon Inc.	942,900	20,293,324
Capcom Co. Ltd.	79,200	2,492,457
Central Japan Railway Co.	138,700	15,572,530
Chiba Bank Ltd. (The)	415,900	3,045,187
Chubu Electric Power Co. Inc.	637,900	6,604,977
Chugai Pharmaceutical Co. Ltd.	526,700	13,102,962
East Japan Railway Co.	71,900	3,631,253
ENEOS Holdings Inc.	2,702,000	9,289,149
FUJIFILM Holdings Corp.	167,300	7,804,856
Hamamatsu Photonics KK	197,300	9,681,632
Hankyu Hanshin Holdings Inc.	82,700	2,353,405
Hirose Electric Co. Ltd.	46,300	5,660,823
ITOCHU Corp.	889,500	26,587,756
Itochu Techno-Solutions Corp.	102,000	2,269,879
Japan Post Bank Co. Ltd.(c)	630,100	5,443,256
KDDI Corp.	670,800	19,626,175
Keio Corp.	114,800	3,999,886
Keyence Corp.	8,100	3,501,040
Kintetsu Group Holdings Co. Ltd.	161,800	4,901,617
Kirin Holdings Co. Ltd.	151,900	2,273,712
Koei Tecmo Holdings Co. Ltd.	167,000	2,797,430
McDonald’s Holdings Co. Japan Ltd.(c)	133,300	5,277,042
MEIJI Holdings Co. Ltd.	93,500	4,281,902
Mizuho Financial Group Inc.	1,770,300	27,594,183

Security	Shares	Value

Japan (continued)
NEC Corp.	129,500	$4,634,582
Nintendo Co. Ltd.	346,600	12,975,684
Nippon Prologis REIT Inc.	2,107	4,494,412
Nippon Shinyaku Co. Ltd.	38,300	1,715,234
Nippon Telegraph & Telephone Corp.	1,358,900	39,376,595
Nissin Foods Holdings Co. Ltd.	34,300	2,856,513
Nitori Holdings Co. Ltd.	65,900	7,447,107
Nomura Research Institute Ltd.	131,790	2,944,433
NTT Data Corp.	628,900	8,725,764
Obic Co. Ltd.	86,900	12,731,660
Odakyu Electric Railway Co. Ltd.	175,400	2,126,342
Ono Pharmaceutical Co. Ltd.	457,200	9,312,233
Oracle Corp. Japan	59,200	4,033,434
Oriental Land Co. Ltd./Japan	46,500	7,425,350
Osaka Gas Co. Ltd.	574,300	9,328,543
Otsuka Corp.	76,300	2,572,085
Otsuka Holdings Co. Ltd.	390,500	11,830,561
Pan Pacific International Holdings Corp.	354,100	6,472,504
Secom Co. Ltd.	270,600	15,736,589
SG Holdings Co. Ltd.	266,000	3,835,279
Shizuoka Financial Group Inc., NVS	684,300	5,467,889
SoftBank Corp.	3,746,600	42,265,253
Suntory Beverage & Food Ltd.	195,200	6,847,427
TIS Inc.	344,900	8,561,867
Tobu Railway Co. Ltd.	266,200	5,943,181
Toho Co. Ltd./Tokyo	144,000	5,012,619
USS Co. Ltd.	277,200	4,497,192
Welcia Holdings Co. Ltd.	144,800	3,169,833

		460,426,598

Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	3,036,693	5,528,671
National Bank of Kuwait SAKP	2,253,249	7,852,000

		13,380,671

Malaysia — 0.5%
DiGi.Com Bhd	2,872,000	2,751,320
Hong Leong Bank Bhd	880,000	4,027,767
IHH Healthcare Bhd	2,615,600	3,374,428
Malayan Banking Bhd	2,726,900	5,347,186
Petronas Chemicals Group Bhd	1,251,000	1,995,595
Petronas Gas Bhd	1,089,400	4,044,435

		21,540,731

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	556,780	17,678,806
Koninklijke KPN NV	1,556,772	5,336,627

		23,015,433

New Zealand — 0.1%
Spark New Zealand Ltd.	1,602,470	4,947,739

Philippines — 0.2%
BDO Unibank Inc.	2,925,818	6,516,302
PLDT Inc.	110,130	2,555,207

		9,071,509

Qatar — 0.3%
Industries Qatar QSC	763,834	2,913,081
Qatar National Bank QPSC	1,984,115	9,155,294

		12,068,375

Russia — 0.0%
PhosAgro PJSC(a)(d)	41,863	6
PhosAgro PJSC, GDR(a)(d)(e)	2	—

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
PhosAgro PJSC, New(a)(d)	809	$8
Polymetal International PLC(a)(d)	250,942	33
Polyus PJSC(a)(d)	53,523	7

		54

Saudi Arabia — 1.4%
Alinma Bank	472,311	3,700,662
Bank AlBilad(a)	199,757	1,895,061
Jarir Marketing Co.	89,823	3,536,401
SABIC Agri-Nutrients Co.	277,570	9,873,798
Saudi Arabian Oil Co.(b)	1,737,418	14,677,347
Saudi Basic Industries Corp.	306,335	7,218,860
Saudi Telecom Co.	1,887,608	17,663,764

		58,565,893

Singapore — 1.1%
DBS Group Holdings Ltd.	86,700	2,199,676
Oversea-Chinese Banking Corp. Ltd.(c)	463,900	4,359,960
Singapore Exchange Ltd.	1,264,000	8,163,363
Singapore Technologies Engineering Ltd.	1,637,600	4,336,317
Singapore Telecommunications Ltd.	11,114,100	19,526,108
UOL Group Ltd.	633,100	3,206,189
Venture Corp. Ltd.	424,400	5,404,570

		47,196,183

South Korea — 0.1%
HMM Co. Ltd.(a)	144,586	2,459,854

Sweden — 0.0%
Telia Co. AB	790,775	2,042,084

Switzerland — 4.1%
Kuehne + Nagel International AG, Registered	69,308	17,745,431
Nestle SA, Registered	249,742	28,138,586
Novartis AG, Registered	425,007	35,768,638
Roche Holding AG, Bearer	21,969	6,805,573
Roche Holding AG, NVS	187,022	53,925,711
Swiss Prime Site AG, Registered	117,322	9,886,289
Swisscom AG, Registered	39,738	24,520,060

		176,790,288

Taiwan — 5.2%
Acer Inc.	3,810,000	3,159,394
Advantech Co. Ltd.	541,482	6,281,208
Asia Cement Corp.	3,084,000	4,521,574
Asustek Computer Inc.	1,086,000	9,836,288
Catcher Technology Co. Ltd.	781,000	4,719,610
Chang Hwa Commercial Bank Ltd.	5,986,488	3,416,451
China Steel Corp.	7,235,000	7,442,863
Chunghwa Telecom Co. Ltd.	5,816,000	21,989,426
Compal Electronics Inc.	6,395,000	5,057,479
CTBC Financial Holding Co. Ltd.	3,463,000	2,571,047
E.Sun Financial Holding Co. Ltd.	9,234,549	7,536,568
Far EasTone Telecommunications Co. Ltd.	2,473,000	5,580,196
First Financial Holding Co. Ltd.	14,822,736	12,989,627
Formosa Chemicals & Fibre Corp.	5,157,000	11,967,561
Formosa Petrochemical Corp.	1,842,000	5,124,156
Hua Nan Financial Holdings Co. Ltd.	12,458,905	9,311,328
Inventec Corp.	3,852,000	3,346,277
Lite-On Technology Corp.	3,064,000	6,972,222
Mega Financial Holding Co. Ltd.	15,720,725	17,149,919
Nan Ya Plastics Corp.	972,000	2,391,535
Novatek Microelectronics Corp.	287,000	3,792,878
Pegatron Corp.	3,094,000	6,855,025

Security	Shares	Value

Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.	2,048,000	$2,227,817
President Chain Store Corp.	573,000	5,006,719
Quanta Computer Inc.	4,132,000	10,815,365
Synnex Technology International Corp.	1,876,250	3,828,302
Taishin Financial Holding Co. Ltd.	9,325,752	5,008,428
Taiwan Cooperative Financial Holding Co. Ltd.	13,744,920	11,956,588
Taiwan High Speed Rail Corp.	3,033,000	2,916,270
Taiwan Mobile Co. Ltd.	2,637,000	8,353,780
Taiwan Semiconductor Manufacturing Co. Ltd.	512,000	8,470,473
WPG Holdings Ltd.	2,436,760	3,938,818

		224,535,192

Thailand — 0.7%
Advanced Info Service PCL, NVDR	1,669,500	9,539,995
Airports of Thailand PCL, NVDR(a)	1,860,900	3,829,688
Bangkok Dusit Medical Services PCL, NVDR	6,873,500	5,444,452
Bangkok Expressway & Metro PCL, NVDR	9,324,200	2,440,537
BTS Group Holdings PCL, NVDR(c)	12,466,900	2,838,964
Bumrungrad Hospital PCL, NVDR	636,700	3,800,466
Home Product Center PCL, NVDR	7,030,400	2,783,296

		30,677,398

United Arab Emirates — 0.5%
Abu Dhabi National Oil Co. for Distribution PJSC	4,777,138	5,618,479
Emirates Telecommunications Group Co. PJSC	2,123,583	14,742,688

		20,361,167

United States — 54.6%
Abbott Laboratories	86,718	8,820,955
AbbVie Inc.	145,470	22,387,833
Accenture PLC, Class A	36,142	9,597,508
Activision Blizzard Inc.	204,311	15,578,714
Akamai Technologies Inc.(a)	152,474	11,069,612
Ameren Corp.	59,737	4,940,847
American Electric Power Co. Inc.	172,631	15,186,349
American Water Works Co. Inc.	88,999	12,493,680
AmerisourceBergen Corp.	29,569	4,599,754
Amgen Inc.	82,118	19,023,456
Amphenol Corp., Class A	188,396	14,604,458
Aon PLC, Class A	47,260	14,369,403
Arthur J Gallagher & Co.	56,530	10,590,896
AT&T Inc.	588,057	11,120,158
Automatic Data Processing Inc.	88,939	19,550,571
AutoZone Inc.(a)	12,282	30,539,684
Baxter International Inc.	40,075	1,600,996
Becton Dickinson and Co.	55,989	13,132,220
Berkshire Hathaway Inc., Class B(a)	87,349	26,657,168
BioMarin Pharmaceutical Inc.(a)	144,689	14,409,578
Black Knight Inc.(a)	157,959	9,414,356
Booz Allen Hamilton Holding Corp.	122,309	11,586,332
Bristol-Myers Squibb Co.	510,348	35,193,598
Broadridge Financial Solutions Inc.	111,499	15,696,829
Brown & Brown Inc.	136,692	7,664,320
Campbell Soup Co.	322,663	16,946,261
Cboe Global Markets Inc.	120,936	15,258,495
CF Industries Holdings Inc.	96,678	8,303,673
CH Robinson Worldwide Inc.(c)	185,662	18,558,774
Church & Dwight Co. Inc.	194,894	16,328,219
Cisco Systems Inc.	637,232	30,854,773
Clorox Co. (The)	22,221	3,454,032
CME Group Inc.	52,951	9,814,997
CMS Energy Corp.	120,675	7,116,205

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cognizant Technology Solutions Corp., Class A	40,026	$2,506,828
Colgate-Palmolive Co.	158,127	11,590,709
Comcast Corp., Class A	272,345	10,123,064
Consolidated Edison Inc.	498,129	44,507,826
Costco Wholesale Corp.	11,525	5,580,175
Danaher Corp.	27,968	6,922,919
Dollar General Corp.	176,223	38,117,035
Dominion Energy Inc.	309,435	17,210,775
Domino’s Pizza Inc.	40,485	11,902,995
Duke Energy Corp.	365,889	34,488,697
Electronic Arts Inc.	191,929	21,292,603
Eli Lilly & Co.	114,018	35,484,682
Erie Indemnity Co., Class A, NVS	35,651	8,391,889
Evergy Inc.	51,689	3,039,830
Eversource Energy	87,240	6,574,406
Expeditors International of Washington Inc.(c)	239,999	25,094,295
F5 Inc.(a)	35,166	5,028,035
First Horizon Corp.	822,311	20,368,644
Fiserv Inc.(a)	113,689	13,084,467
Gen Digital Inc.	600,706	11,719,774
General Mills Inc.	476,667	37,899,793
Genuine Parts Co.	18,230	3,224,158
Gilead Sciences Inc.	680,739	54,819,912
Henry Schein Inc.(a)(c)	42,085	3,295,676
Hershey Co. (The)	182,230	43,429,054
Hologic Inc.(a)	30,879	2,459,204
Home Depot Inc. (The)	58,333	17,298,068
Horizon Therapeutics PLC(a)	80,411	8,804,200
Hormel Foods Corp.	420,184	18,647,766
Humana Inc.	19,216	9,512,304
Incyte Corp.(a)(c)	290,578	22,368,694
Intercontinental Exchange Inc.	63,851	6,500,032
International Business Machines Corp.	70,351	9,096,384
Jack Henry & Associates Inc.	111,718	18,348,564
JM Smucker Co. (The)	98,554	14,575,151
Johnson & Johnson	373,300	57,211,958
Juniper Networks Inc.	103,729	3,192,779
Kellogg Co.	391,700	25,828,698
Keurig Dr Pepper Inc.	536,292	18,528,889
Keysight Technologies Inc.(a)	259,367	41,488,345
Kimberly-Clark Corp.	114,334	14,297,467
Kroger Co. (The)	857,827	37,006,657
Liberty Broadband Corp., Class C (a)	51,592	4,471,479
MarketAxess Holdings Inc.	11,028	3,765,511
Marsh & McLennan Companies Inc.	200,455	32,501,774
Mastercard Inc., Class A	38,899	13,820,426
McCormick & Co. Inc./MD, NVS	227,064	16,875,397
McDonald’s Corp.	171,738	45,323,376
McKesson Corp.	45,178	15,803,716
Medtronic PLC	125,588	10,398,686
Merck & Co. Inc.	631,062	67,044,027
Microsoft Corp.	67,482	16,831,360
Mondelez International Inc., Class A	82,982	5,408,767
Motorola Solutions Inc.	194,108	51,013,524
Neurocrine Biosciences Inc.(a)	115,286	11,885,987
Newmont Corp.	914,230	39,869,570
NextEra Energy Inc.	134,640	9,563,479
O’Reilly Automotive Inc.(a)	23,096	19,171,990
Old Dominion Freight Line Inc.(c)	10,341	3,508,288
Oracle Corp.	161,523	14,117,110

Security	Shares	Value

United States (continued)
Paychex Inc.	344,266	$38,006,966
PepsiCo Inc.	328,298	56,969,552
Pfizer Inc.	413,953	16,794,073
Procter & Gamble Co. (The)	246,089	33,852,003
Progressive Corp. (The)	156,618	22,477,815
Public Storage	18,394	5,498,886
Quest Diagnostics Inc.	47,486	6,570,163
Regeneron Pharmaceuticals Inc.(a)	39,576	30,094,382
Republic Services Inc.	314,138	40,501,812
Rollins Inc.	212,291	7,472,643
Roper Technologies Inc.	5,416	2,329,963
Seagen Inc.(a)(c)	124,721	22,411,117
Southern Co. (The)	464,507	29,291,811
T-Mobile U.S. Inc.(a)	268,854	38,225,662
Tradeweb Markets Inc., Class A	82,726	5,864,446
United Parcel Service Inc., Class B	13,280	2,423,467
UnitedHealth Group Inc.	46,972	22,355,854
VeriSign Inc.(a)	53,646	10,559,142
Verizon Communications Inc.	1,359,773	52,772,790
Vertex Pharmaceuticals Inc.(a)	124,278	36,076,661
Visa Inc., Class A	96,393	21,200,676
Walmart Inc.	362,693	51,549,556
Waste Management Inc.	408,087	61,115,109
WEC Energy Group Inc.	378,734	33,578,556
Xcel Energy Inc.	528,206	34,106,261

		2,350,801,938

Total Common Stocks — 99.7% (Cost: $3,972,320,238)		4,294,243,097

Rights

Hong Kong — 0.0%
Link REIT, (Expires 03/28/23, Strike Price HKD 44.20)(a)	262,700	247,660

Total Rights — 0.0% (Cost: $—)		247,660

Total Long-Term Investments — 99.7% (Cost: $3,972,320,238)		4,294,490,757

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	36,403,661	36,425,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	5,360,000	5,360,000

Total Short-Term Securities — 1.0% (Cost: $41,768,010)		41,785,503

Total Investments — 100.7% (Cost: $4,014,088,248)		4,336,276,260

Liabilities in Excess of Other Assets — (0.7)%		(28,696,942)

Net Assets — 100.0%		$4,307,579,318

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,312,019	$25,094,569	(a)	$—		$7,777	$11,138	$36,425,503	36,403,661	$50,236	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	—		(900,000	)(a)	—	—	5,360,000	5,360,000	147,401		3

						$7,777	$11,138	$41,785,503		$197,637		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	21	03/17/23	$2,149	$34,551
MSCI Emerging Markets Index	20	03/17/23	963	(23,574)
S&P 500 E-Mini Index	20	03/17/23	3,975	10,714
U.S. 2 Year Treasury Note	6	06/30/23	1,223	(2,253)

				$19,438

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$45,265	$—	$—	$—	$45,265

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$23,574	$—	$2,253	$—	$25,827

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$310,337	$—	$(32,506)	$—	$277,831

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$549,133	$—	$1,721	$—	$550,854

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,747,935

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,469,281,967	$1,824,961,076	$54	$4,294,243,097
Rights	—	247,660	—	247,660
Short-Term Securities
Money Market Funds	41,785,503	—	—	41,785,503

	$2,511,067,470	$1,825,208,736	$54	$4,336,276,260

Derivative Financial Instruments(a)
Assets
Equity Contracts	$45,265	$—	$—	$45,265
Liabilities
Equity Contracts	(23,574)	—	—	(23,574)
Interest Rate Contracts	(2,253)	—	—	(2,253)

	$19,438	$—	$—	19,438

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF	iShares MSCI Emerging Markets Multifactor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,214,291,639	$3,147,219,598	$5,054,358,732	$829,246,333
Investments, at value — affiliated(c)	18,165,878	13,911,896	29,823,963	2,217,696
Cash	30,437,115	7,848,915	7,479,462	129,850,542
Cash pledged for futures contracts	1,033,000	429,000	262,000	223,000
Foreign currency, at value(d)	23,628,631	2,616,134	35,267,582	21,126,925
Receivables:
Investments sold	168,066,345	14,895,069	126,508,551	586,884,507
Securities lending income — affiliated	29,078	33,244	31,073	1,929
Capital shares sold	4,655,154	—	—	119,270
Dividends — unaffiliated	8,966,117	8,568,813	11,270,708	2,652,481
Dividends — affiliated	16,508	12,620	159,040	5,513
Tax reclaims	428,488	96,216	—	85,425

Total assets	4,469,717,953	3,195,631,505	5,265,161,111	1,572,413,621

LIABILITIES
Due to broker	—	—	7,506,050	—
Collateral on securities loaned, at value	18,170,321	13,077,710	22,583,900	2,216,254
Payables:
Investments purchased	209,111,756	19,685,760	16,404,828	613,240,753
Bank borrowings	13,802,174	4,200,661	1,900,299	127,420,063
Capital shares redeemed	—	—	146,012,879	—
Deferred foreign capital gain tax	676,253	—	—	—
Foreign taxes	18	18	146	—
Investment advisory fees	827,621	627,331	1,080,068	163,200
Variation margin on futures contracts	146,413	78,001	60,385	43,798

Total liabilities	242,734,556	37,669,481	195,548,555	743,084,068

NET ASSETS	$4,226,983,397	$3,157,962,024	$5,069,612,556	$829,329,553

NET ASSETS CONSIST OF
Paid-in capital	$5,277,093,669	$3,755,700,689	$5,753,861,300	$969,943,126
Accumulated loss	(1,050,110,272)	(597,738,665)	(684,248,744)	(140,613,573)

NET ASSETS	$4,226,983,397	$3,157,962,024	$5,069,612,556	$829,329,553

NET ASSET VALUE
Shares outstanding	138,900,000	65,800,000	95,500,000	20,600,000

Net asset value	$30.43	$47.99	$53.08	$40.26

Shares authorized	600 million	100 million	500 million	525 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$4,408,583,634	$3,578,354,379	$5,105,792,002	$831,809,193
(b) Securities loaned, at value	$17,198,747	$12,473,460	$21,539,641	$2,111,115
(c) Investments, at cost — affiliated	$18,155,676	$13,907,592	$29,799,713	$2,215,774
(d) Foreign currency, at cost	$23,602,847	$2,661,755	$35,270,459	$21,131,345

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

iShares MSCI Global Min Vol Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,294,490,757
Investments, at value — affiliated(c)	41,785,503
Cash	411,925
Cash pledged for futures contracts	383,000
Foreign currency, at value(d)	5,153,794
Receivables:
Investments sold	9,658,276
Securities lending income — affiliated	10,943
Dividends — unaffiliated	5,598,381
Dividends — affiliated	19,336
Tax reclaims	2,101,501

Total assets	4,359,613,416

LIABILITIES
Collateral on securities loaned, at value	36,318,144
Payables:
Investments purchased	12,174,529
Deferred foreign capital gain tax	2,820,971
Investment advisory fees	679,127
Variation margin on futures contracts	41,327

Total liabilities	52,034,098

NET ASSETS	$4,307,579,318

NET ASSETS CONSIST OF
Paid-in capital	$4,227,667,977
Accumulated earnings	79,911,341

NET ASSETS	$4,307,579,318

NET ASSET VALUE
Shares outstanding	46,200,000

Net asset value	$93.24

Shares authorized	500 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$3,972,320,238
(b) Securities loaned, at value	$33,424,229
(c) Investments, at cost — affiliated	$41,768,010
(d) Foreign currency, at cost	$5,240,368

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF	iShares MSCI Emerging Markets Multifactor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$39,233,456	$33,099,973	$47,906,593	$11,244,162
Dividends — affiliated	80,326	78,906	542,706	28,681
Interest — unaffiliated	—	—	84,728	—
Securities lending income — affiliated — net	306,824	200,948	422,036	22,145
Other income — unaffiliated	—	—	4,120	—
Foreign taxes withheld	(4,539,777)	(4,173,259)	(4,688,145)	(1,194,081)
Other foreign taxes	(181,427)	(91,043)	(629,745)	—

Total investment income	34,899,402	29,115,525	43,642,293	10,100,907

EXPENSES
Investment advisory	4,893,797	3,379,498	24,536,963	1,423,545
Interest expense	34,345	11,644	38,499	32,133
Commitment costs	26,256	24,396	26,256	8,073

Total expenses	4,954,398	3,415,538	24,601,718	1,463,751

Less:
Investment advisory fees waived	—	—	(15,835,823)	—

Total expenses after fees waived	4,954,398	3,415,538	8,765,895	1,463,751

Net investment income	29,945,004	25,699,987	34,876,398	8,637,156

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(179,538,675)	(52,971,875)	(218,869,128)	(53,348,674)
Investments — affiliated	11,796	9,897	44,593	6,655
Capital gain distributions from underlying funds — affiliated	1	17	5	2
Foreign currency transactions	(94,307)	(370,932)	(3,346,945)	(225,083)
Futures contracts	95,681	(246,677)	(886,308)	125,125
In-kind redemptions — unaffiliated(b)	3,962,258	422,758	96,673,396	984,240

	(175,563,246)	(53,156,812)	(126,384,387)	(52,457,735)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	8,828,339	(15,916,971)	168,539,371	1,192,015
Investments — affiliated	(2,022)	(1,456)	(15,505)	(1,915)
Foreign currency translations	(257,792)	(149,404)	(203,697)	(66,131)
Futures contracts	(324,868)	184,006	(110,848)	(388,600)

	8,243,657	(15,883,825)	168,209,321	735,369

Net realized and unrealized gain (loss)	(167,319,589)	(69,040,637)	41,824,934	(51,722,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(137,374,585)	$(43,340,650)	$76,701,332	$(43,085,210)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(1,928,578)	$(508,523)	$(1,420,514)	$(586,380)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$6,948,724	$2,449,631	$3,633,828	$2,289,683

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

iShares MSCI Global Min Vol Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$38,968,075
Dividends — affiliated	147,401
Securities lending income — affiliated — net	50,236
Foreign taxes withheld	(1,693,411)
Other foreign taxes	(133,933)

Total investment income	37,338,368

EXPENSES
Investment advisory	7,129,240
Commitment costs	23,945
Interest expense	17,429

Total expenses	7,170,614

Less:
Investment advisory fees waived	(2,754,019)

Total expenses after fees waived	4,416,595

Net investment income	32,921,773

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(71,128,180)
Investments — affiliated	7,777
Capital gain distributions from underlying funds — affiliated	3
Foreign currency transactions	(1,203,364)
Futures contracts	277,831
In-kind redemptions — unaffiliated(b)	36,874,714

(35,171,219)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(22,216,537)
Investments — affiliated	11,138
Foreign currency translations	200,919
Futures contracts	550,854

(21,453,626)

Net realized and unrealized loss	(56,624,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,703,072)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(276,484)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$2,072,150

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EM ETF				iShares MSCI Emerging Markets ex China ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,945,004		$130,794,394	$25,699,987		$72,722,303
Net realized loss		(175,563,246)	(410,931,587)		(53,156,812)	(90,777,201)
Net change in unrealized appreciation (depreciation)	8,243,657		(1,506,377,431)		(15,883,825)	(505,422,090)

Net decrease in net assets resulting from operations		(137,374,585)	(1,786,514,624)		(43,340,650)	(523,476,988)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(66,497,351	)(b)	(171,869,925)	(52,608,573	)(b)	(51,969,537)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	179,330,661		(895,534,243)	946,749,274		1,601,141,901

NET ASSETS
Total increase (decrease) in net assets		(24,541,275)	(2,853,918,792)	850,800,051		1,025,695,376
Beginning of period	4,251,524,672		7,105,443,464	2,307,161,973		1,281,466,597

End of period	$4,226,983,397		$4,251,524,672	$3,157,962,024		$2,307,161,973

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Min Vol Factor ETF		iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,876,398	$136,267,262	$8,637,156	$28,827,105
Net realized gain (loss)	(126,384,387)	201,551,744	(52,457,735)	(12,052,611)
Net change in unrealized appreciation (depreciation)	168,209,321	(898,895,137)	735,369	(173,736,750)

Net increase (decrease) in net assets resulting from operations	76,701,332	(561,076,131)	(43,085,210)	(156,962,256)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(114,321,524)	(76,156,771)	(22,304,433)	(24,269,864)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,069,910,806)	2,939,861,974	61,911,248	252,840,861

NET ASSETS
Total increase (decrease) in net assets	(1,107,530,998)	2,302,629,072	(3,478,395)	71,608,741
Beginning of period	6,177,143,554	3,874,514,482	832,807,948	761,199,207

End of period	$5,069,612,556	$6,177,143,554	$829,329,553	$832,807,948

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,921,773		$106,780,084
Net realized gain (loss)	(35,171,219)		218,127,905
Net change in unrealized appreciation (depreciation)	(21,453,626)		(785,770,593)

Net decrease in net assets resulting from operations	(23,703,072)		(460,862,604)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,913,394	)(b)	(98,218,027)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(88,373,275)		(270,611,429)

NET ASSETS
Total decrease in net assets	(168,989,741)		(829,692,060)
Beginning of period	4,476,569,059		5,306,261,119

End of period	$4,307,579,318		$4,476,569,059

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/22	08/31/21	08/31/20	08/31/19	08/31/18 (a)

Net asset value, beginning of period	$31.56		$43.35	$35.93	$32.03	$33.65	$34.58

Net investment income(b)	0.23		0.83	0.75	0.89	0.91	0.94
Net realized and unrealized gain (loss)(c)		(0.83)	(11.51)	7.23	3.89	(1.85)	(1.17)

Net increase (decrease) from investment operations		(0.60)	(10.68)	7.98	4.78	(0.94)	(0.23)

Distributions from net investment income(d)	(0.53	)(e)	(1.11)	(0.56)	(0.88)	(0.68)	(0.70)

Net asset value, end of period	$30.43		$31.56	$43.35	$35.93	$32.03	$33.65

Total Return(f)
Based on net asset value	(1.89	)%(g)	(25.08)%	22.30%	15.11%	(2.76)%	(0.72)%

Ratios to Average Net Assets(h)
Total expenses	0.25	%(i)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.53	%(i)	2.20%	1.76%	2.75%	2.76%	2.63%

Supplemental Data
Net assets, end of period (000)	$4,226,983		$4,251,525	$7,105,443	$3,654,480	$672,543	$329,753

Portfolio turnover rate(j)		22%	41%	41%	46%	34%	45%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/22	08/31/21	08/31/20	08/31/19	08/31/18

Net asset value, beginning of period	$49.62		$62.82	$46.00	$46.25	$49.59	$51.14

Net investment income(a)	0.46		1.86	1.58	1.46	1.62	1.10
Net realized and unrealized gain (loss)(b)		(1.24)	(13.73)	16.09	(0.05)	(3.83)	(1.80)

Net increase (decrease) from investment operations		(0.78)	(11.87)	17.67	1.41	(2.21)	(0.70)

Distributions from net investment income(c)	(0.85	)(d)	(1.33)	(0.85)	(1.66)	(1.13)	(0.85)

Net asset value, end of period	$47.99		$49.62	$62.82	$46.00	$46.25	$49.59

Total Return(e)
Based on net asset value	(1.56	)%(f)	(19.17)%	38.66%	2.87%	(4.42)%	(1.41)%

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.36%	0.49%	0.49%

Total expenses after fees waived	0.25	%(h)	0.25%	0.22%	0.16%	0.26%	0.41%

Net investment income	1.90	%(h)	3.34%	2.65%	3.24%	3.38%	2.09%

Supplemental Data
Net assets, end of period (000)	$3,157,962		$2,307,162	$1,281,467	$73,606	$27,748	$9,919

Portfolio turnover rate(i)		8%	21%	51%	18%	10%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	(unaudited	)	08/31/22	08/31/21	(a)	08/31/20 (a)	08/31/19	(a)	08/31/18 (a)

Net asset value, beginning of period	$54.86		$63.94	$55.97		$56.84	$59.22		$58.01

Net investment income(b)	0.26		1.87	1.32	(c)	1.42	1.57		1.49
Net realized and unrealized gain (loss)(d)		(1.28)	(9.86)	8.12		(0.82)	(2.46)		1.23

Net increase (decrease) from investment operations		(1.02)	(7.99)	9.44		0.60	(0.89)		2.72

Distributions from net investment income(e)		(0.76)	(1.09)	(1.47)		(1.47)	(1.49)		(1.51)

Net asset value, end of period	$53.08		$54.86	$63.94		$55.97	$56.84		$59.22

Total Return(f)
Based on net asset value	(1.85	)%(g)	(12.68)%	17.04	%(c)	1.07%	(1.44	)%(h)	4.70%

Ratios to Average Net Assets(i)
Total expenses	0.70	%(j)	0.69%	0.69%		0.70%	0.68%		0.67%

Total expenses after fees waived	0.25	%(j)	0.25%	0.25%		0.25%	0.25%		0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.69%	0.69%		N/A	N/A		N/A

Net investment income	0.99	%(j)	3.14%	2.15	%(c)	2.59%	2.71%		2.47%

Supplemental Data
Net assets, end of period (000)	$5,069,613		$6,177,144	$3,874,514		$4,248,258	$5,417,265		$4,666,697

Portfolio turnover rate(k)		41%	26%	38%		23%	24%		22%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.01%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/22	08/31/21	08/31/20	08/31/19	08/31/18

Net asset value, beginning of period	$43.38		$53.61	$44.03	$40.35	$44.78	$46.04

Net investment income(a)	0.45		1.64	1.23	1.11	1.47	1.39
Net realized and unrealized gain (loss)(b)		(2.36)	(10.49)	9.24	3.73	(4.72)	(1.63)

Net increase (decrease) from investment operations		(1.91)	(8.85)	10.47	4.84	(3.25)	(0.24)

Distributions from net investment income(c)		(1.21)	(1.38)	(0.89)	(1.16)	(1.18)	(1.02)

Net asset value, end of period	$40.26		$43.38	$53.61	$44.03	$40.35	$44.78

Total Return(d)
Based on net asset value	(4.46	)%(e)	(16.80)%	23.97%	12.17%	(7.16)%	(0.65)%

Ratios to Average Net Assets(f)
Total expenses	0.37	%(g)	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses after fees waived	0.37	%(g)	0.45%	0.45%	0.45%	0.45%	0.42%

Net investment income	2.21	%(g)	3.41%	2.44%	2.71%	3.55%	2.87%

Supplemental Data
Net assets, end of period (000)	$829,330		$832,808	$761,199	$541,608	$411,575	$291,071

Portfolio turnover rate(h)		93%	54%	49%	45%	53%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/22	08/31/21	08/31/20	08/31/19	08/31/18

Net asset value, beginning of period	$95.04		$106.77	$93.16	$93.54	$87.04	$81.13

Net investment income(a)	0.70		2.18	1.97	2.13	2.16	1.82
Net realized and unrealized gain (loss)(b)	(1.30)		(11.91)	13.38	(0.18)	6.36	5.85

Net increase (decrease) from investment operations	(0.60)		(9.73)	15.35	1.95	8.52	7.67

Distributions from net investment income(c)	(1.20	)(d)	(2.00)	(1.74)	(2.33)	(2.02)	(1.76)

Net asset value, end of period	$93.24		$95.04	$106.77	$93.16	$93.54	$87.04

Total Return(e)
Based on net asset value	(0.68	)%(f)	(9.21)%	16.63%	2.13%	9.99%	9.56%

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)	0.32%	0.32%	0.32%	0.32%	0.31%

Total expenses after fees waived	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.49	%(h)	2.13%	2.00%	2.33%	2.45%	2.17%

Supplemental Data
Net assets, end of period (000)	$4,307,579		$4,476,569	$5,306,261	$5,924,818	$5,275,720	$3,342,400

Portfolio turnover rate(i)	12%		23%	25%	22%	21%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Emerging Markets Multifactor	Diversified
MSCI Global Min Vol Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware MSCI EM
Barclays Capital, Inc.	$1,420,870	$(1,420,870)	$—		$—
Citigroup Global Markets, Inc.	1,728,982	(1,728,982)	—		—
J.P. Morgan Securities LLC	12,525,805	(12,525,805)	—		—
State Street Bank & Trust Co.	228,467	(228,467)	—		—
UBS AG	1,294,623	(1,294,623)	—		—

	$17,198,747	$(17,198,747)	$—		$—

MSCI Emerging Markets ex China
BofA Securities, Inc.	$243,949	$(243,949)	$—		$—
Citigroup Global Markets, Inc.	183,836	(183,836)	—		—
J.P. Morgan Securities LLC	5,174,538	(5,174,538)	—		—
Macquarie Bank Ltd.	448,577	(448,577)	—		—
Morgan Stanley	4,946,486	(4,946,486)	—		—
Nomura Securities International, Inc.	1,218,711	(1,218,711)	—		—
UBS AG	257,363	(257,363)	—		—

	$12,473,460	$(12,473,460)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Emerging Markets Min Vol Factor
Citigroup Global Markets, Inc.	$2,521,229	$(2,521,229)	$—		$—
Goldman Sachs & Co. LLC	776,554	(776,554)	—		—
HSBC Bank PLC	168,907	(168,907)	—		—
J.P. Morgan Securities LLC	3,170,815	(3,170,815)	—		—
Macquarie Bank Ltd.	114,365	(114,365)	—		—
Morgan Stanley	14,441,421	(14,441,421)	—		—
Pershing LLC	346,350	(346,350)	—		—

	$21,539,641	$(21,539,641)	$—		$—

MSCI Emerging Markets Multifactor
Barclays Bank PLC	$601,334	$(601,334)	$—		$—
HSBC Bank PLC	1,008,646	(1,008,646)	—		—
Morgan Stanley	364,723	(364,723)	—		—
Wells Fargo Bank N.A.	136,412	(136,412)	—		—

	$2,111,115	$(2,111,115)	$—		$—

MSCI Global Min Vol Factor
Barclays Capital, Inc.	$1,491,427	$(1,491,427)	$—		$—
BofA Securities, Inc.	94,991	(94,991)	—		—
Citigroup Global Markets, Inc.	3,639,910	(3,639,910)	—		—
J.P. Morgan Securities LLC	51,080	(51,080)	—		—
Morgan Stanley	21,963,656	(21,963,656)	—		—
Scotia Capital (USA), Inc.	369,793	(369,793)	—		—
SG Americas Securities LLC	589,101	(589,101)	—		—
State Street Bank & Trust Co.	5,224,271	(5,224,271)	—		—

	$33,424,229	$(33,424,229)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Aware MSCI EM	0.25%
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Multifactor	0.25

Effective December 16, 2022, for its investment advisory services to the iShares MSCI Emerging Markets Multifactor ETF, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 16, 2022, BFA was entitled to an annual investment advisory fee of 0.45%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI Emerging Markets Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

For its investment advisory services to the iShares MSCI Global Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI Emerging Markets ex China and iShares MSCI Emerging Markets Multifactor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2027 and December 31, 2026, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For each of the iShares MSCI Emerging Markets Min Vol Factor and iShares MSCI Global Min Vol Factor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% and 0.20%, respectively, of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

MSCI Emerging Markets Min Vol Factor	$15,835,823
MSCI Global Min Vol Factor	2,754,019

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Aware MSCI EM	$70,541
MSCI Emerging Markets ex China	46,259
MSCI Emerging Markets Min Vol Factor	102,928
MSCI Emerging Markets Multifactor	6,250
MSCI Global Min Vol Factor	15,866

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EM	$27,528,121	$27,853,384	$(8,548,357)
MSCI Emerging Markets ex China	439,243	3,926,783	(600,283)
MSCI Emerging Markets Min Vol Factor	40,606,923	4,601,212	(3,389,680)
MSCI Emerging Markets Multifactor	64,465,789	32,115,050	(6,091,764)
MSCI Global Min Vol Factor	53,607,239	57,904,689	(2,070,175)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware MSCI EM	$1,018,320,712	$879,530,404
MSCI Emerging Markets ex China	933,697,319	203,679,004
MSCI Emerging Markets Min Vol Factor	2,812,515,578	3,631,598,644
MSCI Emerging Markets Multifactor	782,800,404	729,293,777
MSCI Global Min Vol Factor	535,784,373	521,885,524

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware MSCI EM	$73,640,936	$59,510,312
MSCI Emerging Markets ex China	191,439,345	8,465,555
MSCI Emerging Markets Min Vol Factor	226,861,553	520,791,248
MSCI Emerging Markets Multifactor	11,526,884	11,566,473
MSCI Global Min Vol Factor	14,989,813	136,558,689

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

ESG Aware MSCI EM	$534,906,743
MSCI Emerging Markets ex China	75,036,477
MSCI Emerging Markets Min Vol Factor	841,944,154
MSCI Emerging Markets Multifactor	72,557,982
MSCI Global Min Vol Factor	186,666,076

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware MSCI EM	$4,571,835,935	$505,423,143	$(845,099,545)	$(339,676,402)
MSCI Emerging Markets ex China	3,630,645,799	95,660,677	(565,269,971)	(469,609,294)
MSCI Emerging Markets Min Vol Factor	4,802,478,273	370,583,111	(89,086,920)	281,496,191
MSCI Emerging Markets Multifactor	848,717,613	33,572,749	(51,244,675)	(17,671,926)
MSCI Global Min Vol Factor	4,038,538,432	622,224,058	(324,466,792)	297,757,266

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b)

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG Aware MSCI EM	$22,195,000	$1,589,409	4.29%
MSCI Emerging Markets ex China	11,500,000	467,956	5.01
MSCI Emerging Markets Min Vol Factor	1,900,000	1,557,459	5.01
MSCI Emerging Markets Multifactor	127,400,000	1,363,536	4.29
MSCI Global Min Vol Factor	18,250,000	705,801	4.91

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EM
Shares sold	14,700,000	$478,001,451	19,900,000	$784,318,752
Shares redeemed	(10,500,000)	(298,670,790)	(49,100,000)	(1,679,852,995)

	4,200,000	$179,330,661	(29,200,000)	$(895,534,243)

MSCI Emerging Markets ex China
Shares sold	20,300,000	$992,318,353	30,600,000	$1,819,166,668
Shares redeemed	(1,000,000)	(45,569,079)	(4,500,000)	(218,024,767)

	19,300,000	$946,749,274	26,100,000	$1,601,141,901

MSCI Emerging Markets Min Vol Factor
Shares sold	43,000,000	$2,215,372,855	54,400,000	$3,087,685,688
Shares redeemed	(60,100,000)	(3,285,283,661)	(2,400,000)	(147,823,714)

	(17,100,000)	$(1,069,910,806)	52,000,000	$2,939,861,974

MSCI Emerging Markets Multifactor
Shares sold	2,100,000	$90,321,348	5,400,000	$270,269,841
Shares redeemed	(700,000)	(28,410,100)	(400,000)	(17,428,980)

	1,400,000	$61,911,248	5,000,000	$252,840,861

MSCI Global Min Vol Factor
Shares sold	800,000	$76,287,345	4,800,000	$492,333,800
Shares redeemed	(1,700,000)	(164,660,620)	(7,400,000)	(762,945,229)

	(900,000)	$(88,373,275)	(2,600,000)	$(270,611,429)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On December 12, 2022, the Board approved a proposal to change MSCI Emerging Markets Multifactor’s index to STOXX Emerging Markets Equity Factor Index and change the name of the Fund to iShares Emerging Markets Equity Factor ETF. The changes became effective on March 1, 2023.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets ex China ETF, iShares MSCI Emerging Markets Min Vol Factor ETF, iShares MSCI Emerging Markets Multifactor ETF and iShares MSCI Global Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	67

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

ESG Aware MSCI EM(a)	$0.517611	$—	$0.013518	$0.531129	97%	—%	3%		100%
MSCI Emerging Markets ex China(a)	0.843932	—	0.001865	0.845797	100	—	0	(b)	100
MSCI Global Min Vol Factor(a)	1.185893	—	0.017350	1.203243	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	69

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0223

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  iShares, Inc.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date:	April 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 20, 2023